UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Government Money Market ProFund Investor - MPIXX

Government Money Market ProFund Service - MPSXX

ProFund Access VP High Yield

ProFund VP Asia 30

ProFund VP Banks

ProFund VP Bear

ProFund VP Biotechnology

ProFund VP Bull

ProFund VP Communication Services

ProFund VP Consumer Discretionary

ProFund VP Consumer Staples

ProFund VP Dow 30

ProFund VP Emerging Markets

ProFund VP Energy

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP Government Money Market

ProFund VP Health Care

ProFund VP Industrials

ProFund VP International

ProFund VP Internet

ProFund VP Japan

ProFund VP Large-Cap Growth

ProFund VP Large-Cap Value

ProFund VP Materials

ProFund VP Mid-Cap

ProFund VP Mid-Cap Growth

ProFund VP Mid-Cap Value

ProFund VP Nasdaq-100

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Real Estate

ProFund VP Rising Rates Opportunity

ProFund VP Semiconductor

ProFund VP Short Dow 30

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short Mid-Cap

ProFund VP Short Nasdaq-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Growth

ProFund VP Small-Cap Value

ProFund VP Technology

ProFund VP UltraBull

ProFund VP UltraMid-Cap

ProFund VP UltraNasdaq-100

ProFund VP UltraShort Dow 30

ProFund VP UltraShort Nasdaq-100

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

Government Money Market ProFund

Investor Class MPIXX

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.profunds.com/mutual-funds/government-money-market. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.97%

Fund Statistics

Net Assets	$190,522,216
Number of Holdings	1

Government Cash Management Portfolio Asset Allocation

Sector	Weight
Repuchase Agreements	66%
U.S. Treasury Obligations	21%
U.S. Government Sponsored Agencies	13%
Market Exposure
Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio	107%
Total	107%

"Market Exposure" includes the value of total investments including any instruments used for cash management.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Government Money Market ProFund

Investor Class MPIXX

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/mutual-funds/government-money-market, or upon request, by calling 888-776-3637.

Government Money Market ProFund

Service Class MPSXX

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.profunds.com/mutual-funds/government-money-market. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$98	1.97%

Fund Statistics

Net Assets	$190,522,216
Number of Holdings	1

Government Cash Management Portfolio Asset Allocation

Sector	Weight
Repuchase Agreements	66%
U.S. Treasury Obligations	21%
U.S. Government Sponsored Agencies	13%
Market Exposure
Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio	107%
Total	107%

"Market Exposure" includes the value of total investments including any instruments used for cash management.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Government Money Market ProFund

Service Class MPSXX

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/mutual-funds/government-money-market, or upon request, by calling 888-776-3637.

ProFund Access VP High Yield

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund Access VP High Yield (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund Access VP High Yield	$83	1.65%

Fund Statistics

Net Assets	$13,902,816
Number of Holdings*	6
Net Investment Advisory Fees	$50,625
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The ProFund Access VP High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

ProFund Access VP High Yield

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Asia 30

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Asia 30 (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Asia 30	$89	1.68%

Fund Statistics

Net Assets	$18,510,207
Number of Holdings*	30
Net Investment Advisory Fees	$57,232
Portfolio Turnover	114%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Communication Services	24%
Consumer Discretionary	22%
Financials	20%
Information Technology	20%
Industrials	7%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

China	57.2%
India	14.6%
Taiwan	13.1%
Singapore	7.5%
Australia	4.6%
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	7.7%
Alibaba Group Holding, Ltd.	6.8%
HDFC Bank, Ltd.	6.5%
Sea, Ltd.	5.0%
NetEase, Inc.	4.9%

ProFund VP Asia 30

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Banks

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Banks (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Banks	$84	1.68%

Fund Statistics

Net Assets	$4,421,500
Number of Holdings*	104
Net Investment Advisory Fees	$16,249
Portfolio Turnover	142%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Regional Banks	73%
Diversified Banks	11%
Commercial & Residential Mortgage Finance	9%
Other Diversified Financial Services	5%
Asset Management & Custody Banks	2%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	96%
S&P Banks Select Industry Index Swap Agreements	3%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Northern Trust Corp.	1.2%
Corebridge Financial, Inc	1.1%
Citigroup, Inc.	1.1%
JPMorgan Chase & Co.	1.1%
Citizens Financial Group, Inc.	1.1%

ProFund VP Banks

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Bear

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Bear (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bear	$80	1.68%

Fund Statistics

Net Assets	$1,725,997
Number of Holdings*	6
Net Investment Advisory Fees	$7,371
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	33%
Financials	14%
Consumer Discretionary	10%
Communication Services	10%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(82)%
E-Mini S&P 500 Futures Contracts	(18)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Bear

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Biotechnology

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Biotechnology (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Biotechnology	$77	1.63%

Fund Statistics

Net Assets	$29,058,669
Number of Holdings*	130
Net Investment Advisory Fees	$119,071
Portfolio Turnover	125%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Biotechnology	100%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
S&P Biotechnology Select Industry Index Swap Agreements	1%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Alnylam Pharmaceuticals, Inc.	2.6%
Exelixis, Inc.	2.6%
United Therapeutics Corp.	2.5%
Insmed, Inc.	2.5%
Gilead Sciences, Inc.	2.4%

ProFund VP Biotechnology

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Bull

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Bull (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bull	$85	1.68%

Fund Statistics

Net Assets	$53,480,132
Number of Holdings*	511
Net Investment Advisory Fees	$202,304
Portfolio Turnover	78%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	33%
Financials	14%
Consumer Discretionary	10%
Communication Services	10%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	85%
S&P 500 Swap Agreements	10%
E-Mini S&P 500 Futures Contracts	5%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	6.2%
Microsoft Corp.	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. - Class A	2.6%

ProFund VP Bull

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Communication Services

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Communication Services (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Communication Services	$88	1.68%

Fund Statistics

Net Assets	$15,060,490
Number of Holdings*	29
Net Investment Advisory Fees	$48,458
Portfolio Turnover	196%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Interactive Media & Services	38%
Entertainment	31%
Media	18%
Diversified Telecommunication Services	9%
Wireless Telecommunication Services	4%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
S&P Communication Services Select Sector Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	18.3%
Alphabet, Inc. - Class A	9.4%
Netflix, Inc.	8.6%
Alphabet, Inc. - Class C	7.7%
Electronic Arts, Inc.	4.6%

ProFund VP Communication Services

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Consumer Discretionary

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Consumer Discretionary (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Discretionary	$82	1.69%

Fund Statistics

Net Assets	$19,680,232
Number of Holdings*	57
Net Investment Advisory Fees	$82,980
Portfolio Turnover	57%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Retailing	46%
Consumer Services	27%
Automobiles & Components	19%
Consumer Durables & Apparel	8%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
S&P Consumer Discretionary Select Sector Index Swap Agreements	1%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	23.0%
Tesla, Inc.	16.2%
The Home Depot, Inc.	6.6%
Booking Holdings, Inc.	4.6%
McDonald's Corp.	4.2%

ProFund VP Consumer Discretionary

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Consumer Staples

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Consumer Staples (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Staples	$85	1.68%

Fund Statistics

Net Assets	$10,461,818
Number of Holdings*	44
Net Investment Advisory Fees	$41,827
Portfolio Turnover	101%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Food, Beverage & Tobacco	47%
Food & Staples Retailing	31%
Household & Personal Products	22%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
S&P Consumer Staples Select Sector Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Costco Wholesale Corp.	9.8%
Walmart, Inc.	9.4%
The Procter & Gamble Co.	8.3%
Philip Morris International, Inc.	6.3%
The Coca-Cola Co.	6.1%

ProFund VP Consumer Staples

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Dow 30

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Dow 30 (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Dow 30	$80	1.59%

Fund Statistics

Net Assets	$365,813
Number of Holdings*	6
Net Investment Advisory Fees	$1,338
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	27%
Information Technology	21%
Industrials	14%
Consumer Discretionary	13%
Health Care	11%
Market Exposure
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Dow 30

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Emerging Markets

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Emerging Markets (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Emerging Markets	$91	1.68%

Fund Statistics

Net Assets	$29,602,400
Number of Holdings*	56
Net Investment Advisory Fees	$88,350
Portfolio Turnover	698%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	28%
Consumer Discretionary	27%
Financials	21%
Communication Services	8%
Materials	6%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	93%
S&P Emerging 50 ADR Index (USD) Swap Agreements	7%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

China	30.6%
Taiwan	22.7%
India	17.5%
Brazil	10.3%
South Korea	4.5%
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	19.7%
Alibaba Group Holding, Ltd.	13.1%
HDFC Bank, Ltd.	8.4%
PDD Holdings, Inc.	4.2%
ICICI Bank, Ltd.	4.2%

ProFund VP Emerging Markets

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Energy

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Energy (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Energy	$83	1.68%

Fund Statistics

Net Assets	$32,276,326
Number of Holdings*	29
Net Investment Advisory Fees	$158,726
Portfolio Turnover	804%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Oil, Gas & Consumable Fuels	92%
Energy Equipment & Services	8%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
S&P Energy Select Sector Index Swap Agreements	2%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Exxon Mobil Corp.	22.6%
Chevron Corp.	14.7%
ConocoPhillips	7.2%
The Williams Cos., Inc.	4.8%
EOG Resources, Inc.	4.5%

ProFund VP Energy

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Europe 30

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Europe 30 (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Europe 30	$90	1.68%

Fund Statistics

Net Assets	$19,665,952
Number of Holdings*	30
Net Investment Advisory Fees	$58,604
Portfolio Turnover	50%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	21%
Health Care	20%
Energy	16%
Financials	12%
Consumer Staples	11%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

United Kingdom	47.9%
Germany	11.5%
Netherlands	9.8%
France	7.3%
Luxembourg	4.9%
Largest Equity Holdings
Holding	% of Net Assets
SAP SE	7.7%
HSBC Holdings PLC	5.4%
ARM Holdings PLC	4.7%
Anheuser-Busch InBev S.A./N.V.	4.5%
British American Tobacco PLC	3.9%

ProFund VP Europe 30

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Falling U.S. Dollar

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Falling U.S. Dollar (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Falling U.S. Dollar	$88	1.68%

Fund Statistics

Net Assets	$704,218
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Market Exposure
Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Falling U.S. Dollar

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Financials

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Financials (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Financials	$87	1.68%

Fund Statistics

Net Assets	$36,290,998
Number of Holdings*	80
Net Investment Advisory Fees	$138,727
Portfolio Turnover	151%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Diversified Financials	60%
Banks	25%
Insurance	15%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	97%
S&P Financial Select Sector Index Swap Agreements	2%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	11.8%
JPMorgan Chase & Co.	10.6%
Visa, Inc. - Class A	8.0%
MasterCard, Inc. - Class A	6.0%
Bank of America Corp.	4.1%

ProFund VP Financials

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Government Money Market

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Government Money Market (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Government Money Market	$45	0.90%

Fund Statistics

Net Assets	$28,346,488
Number of Holdings*	12
Net Investment Advisory Fees	$70,873
Market Exposure
Investment Type	% of Net Assets
Repurchase Agreements	50%
U.S. Treasury Obligations	49%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

ProFund VP Government Money Market

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Health Care

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Health Care (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Health Care	$82	1.68%

Fund Statistics

Net Assets	$30,820,169
Number of Holdings*	66
Net Investment Advisory Fees	$135,674
Portfolio Turnover	444%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Pharmaceuticals	30%
Health Care Equipment & Supplies	25%
Health Care Providers & Services	19%
Biotechnology	17%
Life Sciences Tools & Services	9%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	97%
S&P Health Care Select Sector Index Swap Agreements	3%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Eli Lilly & Co.	12.2%
Johnson & Johnson	7.3%
AbbVie, Inc.	6.5%
UnitedHealth Group, Inc.	5.6%
Abbott Laboratories	4.7%

ProFund VP Health Care

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Industrials

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Industrials (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Industrials	$88	1.68%

Fund Statistics

Net Assets	$19,654,120
Number of Holdings*	85
Net Investment Advisory Fees	$59,417
Portfolio Turnover	86%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Capital Goods	70%
Transportation	16%
Commercial & Professional Services	14%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	97%
S&P Industrials Select Sector Index Swap Agreements	3%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
General Electric Co.	5.9%
Uber Technologies, Inc.	4.2%
Raytheon Technologies Corp.	4.2%
Caterpillar, Inc.	3.9%
The Boeing Co.	3.4%

ProFund VP Industrials

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP International

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP International (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP International	$91	1.68%

Fund Statistics

Net Assets	$12,862,948
Number of Holdings*	6
Net Investment Advisory Fees	$43,494
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	24%
Industrials	19%
Health Care	11%
Consumer Discretionary	10%
Information Technology	9%
Market Exposure
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP International

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Internet

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Internet (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Internet	$87	1.68%

Fund Statistics

Net Assets	$15,211,286
Number of Holdings*	47
Net Investment Advisory Fees	$51,370
Portfolio Turnover	29%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Interactive Media & Services	20%
Software	14%
Hotels, Restaurants & Leisure	13%
Entertainment	13%
Multiline Retail	11%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	97%
Dow Jones Internet Composite Index Swap Agreements	2%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Netflix, Inc.	10.3%
Meta Platforms, Inc. - Class A	9.9%
Amazon.com, Inc.	9.6%
Alphabet, Inc. - Class A	5.1%
Cisco Systems, Inc.	5.0%

ProFund VP Internet

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Japan

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Japan (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Japan	$85	1.68%

Fund Statistics

Net Assets	$11,283,600
Number of Holdings*	6
Net Investment Advisory Fees	$41,972
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	26%
Consumer Discretionary	20%
Industrials	18%
Communication Services	12%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
Nikkei 225 Index Futures Contracts	98%
Nikkei 225 Stock Average Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Japan

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Large-Cap Growth

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Large-Cap Growth (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Growth	$87	1.68%

Fund Statistics

Net Assets	$35,231,605
Number of Holdings*	218
Net Investment Advisory Fees	$107,897
Portfolio Turnover	57%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	41%
Communication Services	15%
Consumer Discretionary	12%
Financials	12%
Industrials	8%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	13.7%
Microsoft Corp.	6.8%
Meta Platforms, Inc. - Class A	5.7%
Apple, Inc.	5.0%
Broadcom, Inc.	4.6%

ProFund VP Large-Cap Growth

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Large-Cap Value

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Large-Cap Value (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Value	$84	1.68%

Fund Statistics

Net Assets	$14,680,104
Number of Holdings*	408
Net Investment Advisory Fees	$53,894
Portfolio Turnover	72%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	24%
Financials	17%
Health Care	14%
Industrials	9%
Consumer Discretionary	8%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Microsoft Corp.	7.2%
Apple, Inc.	6.8%
Amazon.com, Inc.	3.6%
Exxon Mobil Corp.	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%

ProFund VP Large-Cap Value

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Materials

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Materials (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Materials	$85	1.68%

Fund Statistics

Net Assets	$11,650,992
Number of Holdings*	32
Net Investment Advisory Fees	$48,370
Portfolio Turnover	290%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Chemicals	59%
Metals & Mining	16%
Containers & Packaging	16%
Construction Materials	9%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	97%
S&P Materials Select Sector Index Swap Agreements	4%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
New Linde PLC	16.0%
The Sherwin-Williams Co.	5.8%
Ecolab, Inc.	4.9%
Newmont Corp.	4.8%
Freeport-McMoRan, Inc.	4.6%

ProFund VP Materials

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Mid-Cap

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Mid-Cap (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap	$83	1.68%

Fund Statistics

Net Assets	$10,437,726
Number of Holdings*	6
Net Investment Advisory Fees	$35,973
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	23%
Financials	18%
Consumer Discretionary	13%
Information Technology	12%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	85%
E-Mini S&P MidCap 400 Futures Contracts	15%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Mid-Cap

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Mid-Cap Growth

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Mid-Cap Growth (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Growth	$83	1.68%

Fund Statistics

Net Assets	$14,006,292
Number of Holdings*	249
Net Investment Advisory Fees	$43,013
Portfolio Turnover	37%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	28%
Financials	16%
Consumer Discretionary	14%
Information Technology	14%
Health Care	10%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	1.6%
EMCOR Group, Inc.	1.6%
Guidewire Software, Inc.	1.3%
Rb Global, Inc.	1.3%
Comfort Systems USA, Inc.	1.2%

ProFund VP Mid-Cap Growth

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Mid-Cap Value

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Mid-Cap Value (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Value	$83	1.68%

Fund Statistics

Net Assets	$9,920,493
Number of Holdings*	302
Net Investment Advisory Fees	$33,142
Portfolio Turnover	63%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	21%
Industrials	17%
Consumer Discretionary	12%
Real Estate	10%
Information Technology	9%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Flex, Ltd.	1.4%
US Foods Holding Corp.	1.3%
Reliance Steel & Aluminum Co.	1.2%
Fidelity National Financial, Inc.	1.1%
WP Carey, Inc.	1.0%

ProFund VP Mid-Cap Value

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Nasdaq-100

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Nasdaq-100 (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Nasdaq-100	$86	1.68%

Fund Statistics

Net Assets	$159,956,459
Number of Holdings*	107
Net Investment Advisory Fees	$527,010
Portfolio Turnover	1%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	53%
Communication Services	15%
Consumer Discretionary	13%
Consumer Staples	5%
Health Care	5%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	73%
Nasdaq-100 Index Swap Agreements	19%
E-Mini Nasdaq-100 Index Futures Contracts	9%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	6.7%
Microsoft Corp.	6.4%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.7%

ProFund VP Nasdaq-100

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Pharmaceuticals

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Pharmaceuticals (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Pharmaceuticals	$81	1.68%

Fund Statistics

Net Assets	$7,688,146
Number of Holdings*	48
Net Investment Advisory Fees	$31,042
Portfolio Turnover	35%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Pharmaceuticals	100%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
S&P Pharmaceuticals Select Industry Index Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Royalty Pharma PLC - Class A	4.0%
Corcept Therapeutics, Inc.	3.9%
Elanco Animal Health, Inc.	3.8%
Viatris, Inc.	3.8%
Pfizer, Inc.	3.7%

ProFund VP Pharmaceuticals

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Precious Metals

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Precious Metals (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Precious Metals	$105	1.68%

Fund Statistics

Net Assets	$34,893,561
Number of Holdings*	6
Net Investment Advisory Fees	$123,468
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Gold	96%
Silver	3%
Precious Metals & Minerals	1%
Market Exposure
Investment Type	% of Net Assets
Dow Jones Precious Metals Index Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Precious Metals

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Real Estate

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Real Estate (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Real Estate	$85	1.68%

Fund Statistics

Net Assets	$4,934,041
Number of Holdings*	37
Net Investment Advisory Fees	$17,744
Portfolio Turnover	108%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Specialized REITs	44%
Health Care REITs	14%
Retail REITs	13%
Residential REITs	12%
Industrial REITs	9%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	97%
S&P Real Estate Select Sector Index Swap Agreements	2%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
American Tower Corp. - Class A	9.4%
Prologis, Inc.	8.8%
Welltower, Inc.	8.7%
Equinix, Inc.	7.1%
Digital Realty Trust, Inc.	5.0%

ProFund VP Real Estate

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Rising Rates Opportunity

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Rising Rates Opportunity (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Rising Rates Opportunity	$79	1.59%

Fund Statistics

Net Assets	$7,107,558
Number of Holdings*	6
Net Investment Advisory Fees	$30,228
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.50%, due 11/15/54 Swap Agreements	(125)%
Total	(125)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

ProFund VP Rising Rates Opportunity

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Semiconductor

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Semiconductor (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Semiconductor	$89	1.67%

Fund Statistics

Net Assets	$58,442,010
Number of Holdings*	39
Net Investment Advisory Fees	$258,732
Portfolio Turnover	214%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Semiconductors & Semiconductor Equipment	100%
Market Exposure
Investment Type	% of Net Assets
Dow Jones U.S. Semiconductors Index Swap Agreements	55%
Equity Securities	44%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	24.9%
Broadcom, Inc.	8.4%
Advanced Micro Devices, Inc.	1.5%
Texas Instruments, Inc.	1.2%
QUALCOMM, Inc.	1.1%

ProFund VP Semiconductor

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Dow 30

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Short Dow 30 (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Dow 30	$77	1.55%

Fund Statistics

Net Assets	$7,044
Number of Holdings*	2
Net Investment Advisory Fees	$24
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	27%
Information Technology	21%
Industrials	14%
Consumer Discretionary	13%
Health Care	11%
Market Exposure
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Short Dow 30

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Emerging Markets

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Short Emerging Markets (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Emerging Markets	$77	1.68%

Fund Statistics

Net Assets	$295,273
Number of Holdings*	6
Net Investment Advisory Fees	$1,561
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	28%
Consumer Discretionary	27%
Financials	21%
Communication Services	8%
Materials	6%
Market Exposure
Investment Type	% of Net Assets
S&P Emerging 50 ADR Index (USD) Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Short Emerging Markets

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short International

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Short International (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short International	$75	1.64%

Fund Statistics

Net Assets	$2,077,477
Number of Holdings*	6
Net Investment Advisory Fees	$4,115
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	24%
Industrials	19%
Health Care	11%
Consumer Discretionary	10%
Information Technology	9%
Market Exposure
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Short International

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Mid-Cap

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Short Mid-Cap (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Mid-Cap	$83	1.68%

Fund Statistics

Net Assets	$57,228
Number of Holdings*	6
Net Investment Advisory Fees	$399
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	23%
Financials	18%
Consumer Discretionary	13%
Information Technology	12%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Short Mid-Cap

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Nasdaq-100

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Short Nasdaq-100 (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Nasdaq-100	$80	1.69%

Fund Statistics

Net Assets	$2,122,772
Number of Holdings*	6
Net Investment Advisory Fees	$9,778
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	53%
Communication Services	15%
Consumer Discretionary	13%
Consumer Staples	5%
Health Care	5%
Market Exposure
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(78)%
E-Mini Nasdaq-100 Index Futures Contracts	(22)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Short Nasdaq-100

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Small-Cap

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Short Small-Cap (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Small-Cap	$84	1.68%

Fund Statistics

Net Assets	$839,802
Number of Holdings*	6
Net Investment Advisory Fees	$5,442
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	17%
Health Care	16%
Information Technology	15%
Consumer Discretionary	10%
Market Exposure
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(74)%
E-Mini Russell 2000 Index Futures Contracts	(26)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Short Small-Cap

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Small-Cap

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Small-Cap (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap	$82	1.68%

Fund Statistics

Net Assets	$7,077,600
Number of Holdings*	1,996
Net Investment Advisory Fees	$21,147
Portfolio Turnover	9%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	17%
Health Care	16%
Information Technology	15%
Consumer Discretionary	10%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	82%
Russell 2000 Index Swap Agreements	12%
E-Mini Russell 2000 Index Futures Contracts	6%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.3%
HealthEquity, Inc.	0.3%

ProFund VP Small-Cap

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Small-Cap Growth

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Small-Cap Growth (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Growth	$82	1.68%

Fund Statistics

Net Assets	$15,800,882
Number of Holdings*	347
Net Investment Advisory Fees	$61,288
Portfolio Turnover	18%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	23%
Financials	15%
Information Technology	14%
Health Care	14%
Consumer Discretionary	12%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
AeroVironment, Inc.	1.2%
Brinker International, Inc.	1.2%
SPX Technologies, Inc.	1.1%
Badger Meter, Inc.	1.0%
Armstrong World Industries, Inc.	1.0%

ProFund VP Small-Cap Growth

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Small-Cap Value

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Small-Cap Value (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Value	$80	1.69%

Fund Statistics

Net Assets	$13,925,656
Number of Holdings*	465
Net Investment Advisory Fees	$60,188
Portfolio Turnover	28%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	24%
Industrials	16%
Consumer Discretionary	15%
Information Technology	11%
Real Estate	7%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Mr. Cooper Group, Inc.	1.5%
Qorvo, Inc.	1.2%
BorgWarner, Inc.	1.2%
Jackson Financial, Inc. - Class A	1.0%
Sandisk Corp.	1.0%

ProFund VP Small-Cap Value

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Technology

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Technology (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Technology	$83	1.61%

Fund Statistics

Net Assets	$55,377,503
Number of Holdings*	75
Net Investment Advisory Fees	$179,838
Portfolio Turnover	128%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Software & Services	43%
Semiconductors & Semiconductor Equipment	35%
Technology Hardware & Equipment	22%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	97%
S&P Technology Select Sector Index Swap Agreements	3%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	14.3%
Microsoft Corp.	13.7%
Apple, Inc.	11.4%
Broadcom, Inc.	4.8%
Oracle Corp.	3.5%

ProFund VP Technology

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraBull

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP UltraBull (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraBull	$85	1.68%

Fund Statistics

Net Assets	$19,170,558
Number of Holdings*	510
Net Investment Advisory Fees	$116,185
Portfolio Turnover	44%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	33%
Financials	14%
Consumer Discretionary	10%
Communication Services	10%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	67%
S&P 500 Swap Agreements	65%
SPDR S&P 500 ETF Swap Agreements	40%
E-Mini S&P 500 Futures Contracts	28%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	4.9%
Microsoft Corp.	4.7%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.0%

ProFund VP UltraBull

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraMid-Cap

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP UltraMid-Cap (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraMid-Cap	$81	1.69%

Fund Statistics

Net Assets	$9,153,467
Number of Holdings*	407
Net Investment Advisory Fees	$32,091
Portfolio Turnover	22%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Industrials	23%
Financials	18%
Consumer Discretionary	13%
Information Technology	12%
Health Care	9%
Market Exposure
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	86%
Equity Securities	66%
SPDR S&P MidCap 400 ETF Swap Agreements	37%
E-Mini S&P MidCap 400 Futures Contracts	10%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	0.6%
EMCOR Group, Inc.	0.6%
Guidewire Software, Inc.	0.4%
Rb Global, Inc.	0.4%
Flex, Ltd.	0.4%

ProFund VP UltraMid-Cap

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraNasdaq-100

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP UltraNasdaq-100 (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraNasdaq-100	$87	1.68%

Fund Statistics

Net Assets	$268,420,485
Number of Holdings*	107
Net Investment Advisory Fees	$810,184
Portfolio Turnover	21%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	53%
Communication Services	15%
Consumer Discretionary	13%
Consumer Staples	5%
Health Care	5%
Market Exposure
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	85%
Equity Securities	70%
Invesco QQQ Trust, Series 1 ETF Swap Agreements	34%
E-Mini Nasdaq Index Futures Contracts	9%
Total	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	6.4%
Microsoft Corp.	6.2%
Apple, Inc.	5.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%

ProFund VP UltraNasdaq-100

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraShort Dow 30

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP UltraShort Dow 30 (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Dow 30	$79	1.68%

Fund Statistics

Net Assets	$2,368
Number of Holdings*	1
Net Investment Advisory Fees	$14
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	27%
Information Technology	21%
Industrials	14%
Consumer Discretionary	13%
Health Care	11%
Market Exposure
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP UltraShort Dow 30

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraShort Nasdaq-100

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP UltraShort Nasdaq-100 (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Nasdaq-100	$74	1.65%

Fund Statistics

Net Assets	$239,324
Number of Holdings*	6
Net Investment Advisory Fees	$11,988
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Information Technology	53%
Communication Services	15%
Consumer Discretionary	13%
Consumer Staples	5%
Health Care	5%
Market Exposure
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP UltraShort Nasdaq-100

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraSmall-Cap

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP UltraSmall-Cap (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraSmall-Cap	$80	1.69%

Fund Statistics

Net Assets	$13,162,970
Number of Holdings*	1,998
Net Investment Advisory Fees	$40,674
Portfolio Turnover	25%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	17%
Health Care	16%
Information Technology	15%
Consumer Discretionary	10%
Market Exposure
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	91%
Equity Securities	67%
iShares Russell 2000 ETF Swap Agreements	35%
E-Mini Russell 2000 Index Futures Contracts	7%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.4%
Fabrinet	0.3%
IonQ, Inc.	0.3%
Hims & Hers Health, Inc.	0.3%
HealthEquity, Inc.	0.2%

ProFund VP UltraSmall-Cap

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP U.S. Government Plus

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP U.S. Government Plus (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP U.S. Government Plus	$68	1.37%

Fund Statistics

Net Assets	$6,128,705
Number of Holdings*	7
Net Investment Advisory Fees	$15,706
Portfolio Turnover	195%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.50%, due 11/15/54 Swap Agreements	79%
U.S. Treasury Obligations	45%
Total	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

ProFund VP U.S. Government Plus

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Utilities

Semi-annual Shareholder Report — June 30, 2025

Fund Overview

This Semi-annual shareholder report contains important information about the ProFund VP Utilities (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Utilities	$87	1.68%

Fund Statistics

Net Assets	$51,027,649
Number of Holdings*	37
Net Investment Advisory Fees	$119,671
Portfolio Turnover	485%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Sector	Weight
Electric Utilities	64%
Multi-Utilities	26%
Independent Power and Renewable Electricity Producers	6%
Water Utilities	2%
Gas Utilities	2%
Market Exposure
Investment Type	% of Net Assets
Equity Securities	97%
S&P Utilities Select Sector Index Swap Agreements	2%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Holding	% of Net Assets
NextEra Energy, Inc.	11.1%
Constellation Energy Corp.	7.9%
The Southern Co.	7.8%
Duke Energy Corp.	7.1%
Vistra Corp.	5.1%

ProFund VP Utilities

Semi-annual Shareholder Report — June 30, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable-only for annual reports.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Michael C. Wachs and William D. Fertig, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable-only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual
Financial
Statements and
Other Information

JUNE 30, 2025

Government Money Market ProFund

1	Financial Statements and Financial Highlights
5	Notes to Financial Statements
11	Form N-CSR – Items 8-11
13	Government Cash Management Portfolio

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Financial Statements and
Financial Highlights

2 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2025

ASSETS:
Securities, at cost	$204,689,122
Investment in Government Cash Management Portfolio, at value	204,689,122
Receivable for capital shares issued	3,508,932
Prepaid expenses	5,900
TOTAL ASSETS	208,203,954
LIABILITIES:
Distributions payable	2,663
Payable for capital shares redeemed	17,554,420
Unrealized depreciation on currency contracts
Accrued expenses and other payables
Management services fees payable	56,335
Administration fees payable	22,324
Distribution and services fees payable-Service Class	7,779
Trustee fees payable	19
Transfer agency fees payable	29,442
Fund accounting fees payable	5,000
Compliance services fees payable	654
Service fees payable	421
Other accrued expenses	2,681
TOTAL LIABILITIES	17,681,738
Commitments and contingencies (Note 4)
NET ASSETS	$190,522,216
NET ASSETS CONSIST OF:
Capital	$190,753,515
Total distributable earnings (loss)	(231,299)
NET ASSETS	$190,522,216
INVESTOR CLASS:
Net Assets	$181,296,670
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	181,512,568
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$9,225,546
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	9,235,854
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Period Ended June 30, 2025

INVESTMENT INCOME:
Interest	$4,095,921	(a)
Expenses	(103,033	)(a)(b)
TOTAL INVESTMENT INCOME	3,992,888
EXPENSES:
Management services fees	326,513
Administration fees	73,920
Distribution and services fees-Service Class	46,163
Transfer agency fees	77,281
Administrative services fees	39,528
Registration and filing fees	50,785
Fund accounting fees	5,000
Trustee fees	1,117
Compliance services fees	729
Service fees	2,178
Audit fees	69,279
Other fees	47,907
Recoupment of prior expenses reimbursed by the Advisor	109,785
TOTAL NET EXPENSES	850,185
NET INVESTMENT INCOME	3,142,703
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	7,647	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,150,350

(a)  Allocated from Government Cash Management Portfolio.

(b)  For period ended June 30, 2025, the Advisor to the Government Cash Management Portfolio waived fees, of which $23,848 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 3

Statements of Changes in Net Assets

	Period Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$3,142,703	$7,764,416
Net realized gains (losses) on investments	7,647	19,574
Change in net assets resulting from operations	3,150,350	7,783,990
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions
Investor Class	(3,030,538)	(7,424,108)
Service Class	(112,165)	(343,725)
Change in net assets resulting from distributions	(3,142,703)	(7,767,833)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	1,245,563,022	2,643,929,104
Service Class	40,016,315	64,467,580
Distributions reinvested
Investor Class	3,008,483	7,362,065
Service Class	111,888	343,587
Value of shares redeemed
Investor Class	(1,252,533,824)	(2,622,341,982)
Service Class	(39,475,135)	(65,532,399)
Change in net assets resulting from capital transactions	(3,309,251)	28,227,955
Change in net assets	(3,301,604)	28,244,112
NET ASSETS:
Beginning of period	193,823,820	165,579,708
End of period	$190,522,216	$193,823,820
SHARE TRANSACTIONS:
Issued
Investor Class	1,245,560,165	2,643,929,104
Service Class	40,015,755	64,467,580
Reinvested
Investor Class	3,008,483	7,362,065
Service Class	111,888	343,587
Redeemed
Investor Class	(1,252,533,824)	(2,622,341,982)
Service Class	(39,475,135)	(65,532,399)
Change in shares	(3,312,668)	28,227,955

See accompanying notes to the financial statements.

4 :: Government Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)(b)		Net Realized Gains (Losses) on Investments(b)		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(c)	Gross Expenses(b)(d)(e)	Net Expenses(b)(d)		Net Investment Income(b)(d)	Net Assets, End of Period (000's)
Government Money Market ProFund
Investor Class
Period Ended June 30, 2025 (unaudited)	$1.000	0.017		—	(f)	0.017		(0.017)	(0.017)	$1.000	1.70%	0.97%	0.97%		3.42%	$181,297
Year Ended December 31, 2024	$1.000	0.042		—	(f)	0.042		(0.042)	(0.042)	$1.000	4.31%	0.98%	0.98%		4.23%	$185,251
Year Ended December 31, 2023	$1.000	0.041		—	(f)	0.041		(0.041)	(0.041)	$1.000	4.15%	0.98%	0.98%		4.08%	$156,289
Year Ended December 31, 2022	$1.000	0.010		—	(f)	0.010		(0.010)	(0.010)	$1.000	0.99%	0.86%	0.68	%(g)	0.97%	$188,251
Year Ended December 31, 2021	$1.000	—	(f)	—	(f)	—	(f)	— (f)	— (f)	$1.000	0.02%	0.70%	0.04	%(g)	0.02%	$194,082
Year Ended December 31, 2020	$1.000	0.001		—	(f)	0.001		(0.001)	(0.001)	$1.000	0.14%	0.84%	0.34	%(g)	0.14%	$224,414
Service Class
Period Ended June 30, 2025 (unaudited)	$1.000	0.012		—	(f)	0.012		(0.012)	(0.012)	$1.000	1.20%	1.97%	1.97%		4.42%	$9,226
Year Ended December 31, 2024	$1.000	0.032		—	(f)	0.032		(0.032)	(0.032)	$1.000	3.28%	1.98%	1.98%		3.23%	$8,572
Year Ended December 31, 2023	$1.000	0.031		—	(f)	0.031		(0.031)	(0.031)	$1.000	3.12%	1.98%	1.98%		3.08%	$9,291
Year Ended December 31, 2022	$1.000	0.006		—	(f)	0.006		(0.006)	(0.006)	$1.000	0.61%	1.22%	1.04	%(g)	0.57%	$10,694
Year Ended December 31, 2021	$1.000	—	(f)	—	(f)	—	(f)	— (f)	— (f)	$1.000	0.02%	0.70%	0.04	%(g)	0.02%	$9,148
Year Ended December 31, 2020	$1.000	—	(f)	—	(f)	—	(f)	— (f)	— (f)	$1.000	0.02%	1.24%	0.41	%(g)	0.02%	$9,637

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  For the periods ended June 30, 2025, December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.03%, 0.02%, 0.05%, 0.08%, 0.11%, and 0.06%, respectively.

(f)  Amount is less than $0.0005.

(g)  The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

6 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2025 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements ("financial statements") relate to the Government Money Market ProFund, (the "ProFund").

The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its investment objective by investing all of its investable assets in the Government Cash Management Portfolio (the "Portfolio"), an open-end management investment company that is advised by DWS Investment Management Americas, Inc. ("DIMA") and has the same investment objective as the ProFund. As of June 30, 2025, the percentage of the Portfolio's interests owned by the ProFund was 0.6%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund's financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

The ProFund is deemed to be an individual reporting segment and Officers of the Trust collectively act as the ProFund's chief operating decision maker ("CODM"). The CODM monitors the operating results of the ProFund as a whole and the ProFund's long-term strategic asset allocation is guided by the ProFund's investment objective and principal investment strategies as described in its prospectus and executed by ProFund Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund's financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio's net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio's Notes to Financial Statements included elsewhere in this report provide information about the Portfolio's valuation policy and its period end security valuations.

Investment Transactions and Related Income

Investment transactions are accounted for on trade date on the last business day of the reporting period.

The ProFund records daily its proportionate share of the Portfolio's income, expenses, and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class) and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably

June 30, 2025 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 7

possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund's investments are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical assets

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the ProFund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of June 30, 2025, the ProFund's $204,689,122 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund's master- feeder structure.

4. Fees and Transactions with Affiliates and Other Parties

The Advisor serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Ultimus Fund Solutions, LLC ("Ultimus") acts as the Trust's administrator (the "Administrator"). The Trust pays Ultimus for its services as Administrator, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration fees include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust's compliance program. Additionally, Ultimus provides legal administration services to the Trust pursuant to a separate agreement. The Trust pays Ultimus a monthly fee for its services as Legal Administrator. Fees paid for the period ended June 30, 2025, to Ultimus by the ProFund for administrator services, is reflected on the Statement of Operations as "Administration fees".

FIS Investor Services LLC ("FIS") acts as the transfer agent of the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution- related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as "Service fees".

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as "Administrative services fees".

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at the annual rate of $325,000 per Trustee, inclusive of all meetings. During the period ended June 30, 2025, actual Trustee compensation was $487,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees".

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund for the periods below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses) as follows:

	For the Period May 1, 2025 through April 30, 2026		For the Period May 1, 2024 through April 30, 2025
	Investor Class	Service Class	Investor Class	Service Class
Government Money Market ProFund	0.98%	1.98%	0.98%	1.98%

The Advisor has also contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2026, to the extent necessary to maintain a certain minimum net yield as determined by the Advisor. The Advisor has contractually undertaken to waive its fees and/or reimburse certain expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2026. There were no amounts waived under the minimum net yield agreement during the period ended June 30, 2025.

8 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2025 (unaudited)

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period and minimum yield limit period in which they were taken. Such recoupment shall be made monthly, but only to the extent that such recoupment would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield and such recoupment would not cause annualized operating expenses to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor". As of June 30, 2025, there were no waivers available that may potentially be recouped by the ProFund. As of June 30, 2025, no commitment or contingent liability is expected.

5. Investment Risks

The ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFund. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Government Default Risk

Due to the rising U.S. government debt burden and potential limitations caused by the statutory debt ceiling, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. Such a credit event may adversely impact the financial markets and the ProFund. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of the ProFund's third party service providers (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The ProFund and its shareholders could be negatively impacted as a result. While the ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which the ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund's investments in such securities to lose value. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to the ProFund.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third-party service providers), sectors,

June 30, 2025 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 9

industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund's performance, resulting in losses to your investment.

Risk of Public Health Disruptions

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of the ProFund and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's military incursions in Ukraine have led to and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of the ProFund's investments, even beyond any direct exposure the ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted.These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

6. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2024
Government Money Market ProFund	$7,767,833	$7,767,833
December 31, 2023
Government Money Market ProFund	$7,865,060	$7,865,060

As of the most recent tax year ended December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Total Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Government Money Market ProFund	$—	$—	$(4,548)	$(234,398)	$—	$(238,946)

As of the most recent tax year ended December 31, 2024, the ProFund had net capital loss carryforwards ("CLCFs") as summarized in the table below:

No Expiration Date
Government Money Market ProFund	$234,398

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or utilized.

7. New Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update 2023-09 ("ASU 2023-09"), Improvements to Income Tax Disclosures, which enhances quantitative and qualitative income tax disclosure requirements for disclosure consistency through providing specific

10 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2025 (unaudited)

categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Fund Management is currently evaluating the amendment and its impact to the financial statements.

8. Subsequent Events

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that have a material impact on the ProFund's financial statements.

Form N-CSR – Items 8-11 (Unaudited)

12 :: Form N-CSR – Items 8-11 :: June 30, 2025 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

Government Cash Management Portfolio

14 :: Government Cash Management Portfolio :: Investment Portfolio :: as of June 30, 2025 (unaudited)

Investment Portfolio

Government & Agency Obligations 33.8%
U.S. Government Sponsored Agencies 13.0%
	Principal Amount	Value
Federal Farm Credit Banks Funding Corp.:
1 day USD SOFR + 0.03%, 4.42%(a), 2/19/2026	$90,000,000	$90,000,000
1 day USD SOFR + 0.1%, Series 1, 4.49%(a), 5/27/2027	68,800,000	68,800,000
1 day USD SOFR + 0.13%, 4.52%(a), 2/3/2027	176,000,000	176,000,000
1 day USD SOFR + 0.135%, 4.525%(a), 12/18/2026	59,000,000	59,000,000
1 day USD SOFR + 0.135%, 4.525%(a), 1/8/2027	260,000,000	260,000,000
1 day USD SOFR + 0.14%, 4.53%(a), 8/26/2026	86,500,000	86,500,000
1 day USD SOFR + 0.145%, 4.535%(a), 7/25/2025	151,500,000	151,500,000
Federal Farm Credit Discount Notes, 4.218%(b), 7/8/2025	1,595,000	1,593,710
Federal Home Loan Bank Discount Notes:
4.121%(b), 10/15/2025	3,529,000	3,486,761
4.157%(b), 7/1/2025	186,945,000	186,945,000
Federal Home Loan Banks:
4.125%, 6/18/2026	172,000,000	171,795,033
4.41%, 4/15/2026	875,000,000	875,000,000
1 day USD SOFR + 0.025%, 4.415%(a), 12/15/2025	263,000,000	263,000,000
1 day USD SOFR + 0.025%, 4.415%(a), 2/13/2026	220,000,000	220,000,000
1 day USD SOFR + 0.03%, 4.42%(a), 2/18/2026	175,500,000	175,500,000
1 day USD SOFR + 0.03%, 4.42%(a), 3/3/2026	176,000,000	176,000,000
1 day USD SOFR + 0.095%, 4.485%(a), 6/17/2027	50,000,000	50,000,000
1 day USD SOFR + 0.12%, Series 1, 4.51%(a), 4/9/2027	87,500,000	87,500,000
1 day USD SOFR + 0.17%, 4.56%(a), 8/20/2026	116,850,000	116,850,000
1 day USD SOFR + 0.19%, 4.58%(a), 10/29/2026	175,000,000	175,000,000
Federal Home Loan Mortgage Corp.:
1 day USD SOFR + 0.1%, 4.49%(a), 2/9/2026	262,750,000	262,750,000
1 day USD SOFR + 0.11%, 4.5%(a), 5/7/2026	26,500,000	26,500,000
1 day USD SOFR + 0.14%, 4.53%(a), 9/4/2026	55,000,000	55,000,000
Federal National Mortgage Association:
1 day USD SOFR + 0.1%, 4.49%(a), 6/18/2026	130,500,000	130,500,000
1 day USD SOFR + 0.12%, 4.51%(a), 7/29/2026	60,000,000	60,000,000
1 day USD SOFR + 0.135%, 4.525%(a), 8/21/2026	213,250,000	213,250,000
1 day USD SOFR + 0.14%, 4.53%(a), 9/11/2026	367,000,000	367,000,000
1 day USD SOFR + 0.14%, 4.53%(a), 10/23/2026	73,750,000	73,750,000
U.S. Government Sponsored Agencies, continued
	Principal Amount	Value
1 day USD SOFR + 0.14%, 4.53%(a), 12/11/2026	$237,500,000	$237,500,000
		4,820,720,504
U.S. Treasury Obligations 20.8%
U.S. Treasury Bills:
3.975%(b), 5/14/2026	185,000,000	178,613,397
4.056%(b), 1/22/2026	185,000,000	180,786,111
4.056%(b), 2/19/2026	185,000,000	180,210,556
4.066%(b), 7/10/2025	150,000,000	149,849,625
4.089%(b), 10/30/2025	342,500,000	337,857,864
4.107%(b), 10/2/2025	300,000,000	296,860,475
4.109%(b), 10/16/2025	324,150,000	320,245,154
4.134%(b), 10/30/2025	211,000	208,109
4.154%(b), 11/6/2025	351,750,000	346,625,393
4.178%(b), 7/10/2025	450,000,000	449,536,387
4.255%(b), 7/1/2025	596,000,000	596,000,000
4.26%(b), 7/29/2025	418,500,000	417,132,412
4.295%(b), 9/16/2025	361,500,000	358,224,690
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.125%, 4.406%(a), 7/31/2025	1,529,500,000	1,529,497,627
3 mo. Treasury money market yield + 0.17%, 4.451%(a), 10/31/2025	1,560,000,000	1,560,094,871
3 mo. Treasury money market yield + 0.245%, 4.526%(a), 1/31/2026	835,000,000	835,897,744
		7,737,640,415
Total Government & Agency Obligations (Cost $12,558,360,919)		12,558,360,919
Repurchase Agreements 66.0%
Barclays Bank PLC, 4.39%, dated 6/30/2025, to be repurchased at $89,010,853 on 7/1/2025(c)	89,000,000	89,000,000
BNP Paribas:
4.39%, dated 6/30/2025, to be repurchased at $694,384,666 on 7/1/2025(d)	694,300,000	694,300,000
4.4%, dated 6/30/2025, to be repurchased at $1,200,146,667 on 7/1/2025(e)	1,200,000,000	1,200,000,000
Citigroup Global Markets, Inc., 4.38%, dated 6/30/2025, to be repurchased at $578,770,409 on 7/1/2025(f)	578,700,000	578,700,000
Federal Reserve Bank of NewYork, 4.25%, dated 6/30/2025, to be repurchased at $5,750,678,819 on 7/1/2025(g)	5,750,000,000	5,750,000,000
Fixed Income Clearing Corp.:
4.1%, dated 6/30/2025, to be repurchased at $150,017,083 on 7/1/2025(h)	150,000,000	150,000,000
4.38%, dated 6/30/2025, to be repurchased at $2,200,267,667 on 7/1/2025(i)	2,200,000,000	2,200,000,000
4.4%, dated 6/30/2025, to be repurchased at $5,650,690,556 on 7/1/2025(j)	5,650,000,000	5,650,000,000

The accompanying notes are an integral part of the financial statements.

as of June 30, 2025 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 15

Repurchase Agreements, continued
	Principal Amount	Value
4.41%, dated 6/30/2025, to be repurchased at $250,030,625 on 7/1/2025(k)	$250,000,000	$250,000,000
4.43%, dated 6/30/2025, to be repurchased at $250,030,764 on 7/1/2025(l)	250,000,000	250,000,000
Goldman Sachs & Co.:
4.0%, dated 6/30/2025, to be repurchased at $59,606,622 on 7/1/2025(m)	59,600,000	59,600,000
4.25%, dated 6/30/2025, to be repurchased at $1,100,129,861 on 7/1/2025(n)	1,100,000,000	1,100,000,000
4.39%, dated 6/30/2025, to be repurchased at $500,060,972 on 7/1/2025(o)	500,000,000	500,000,000
4.4%, dated 6/30/2025, to be repurchased at $500,061,111 on 7/1/2025(p)	500,000,000	500,000,000
HSBC Securities, Inc., 4.39%, dated 6/30/2025, to be repurchased at $400,048,778 on 7/1/2025(q)	400,000,000	400,000,000
JPMorgan Securities, Inc.:
4.39%, dated 6/30/2025, to be repurchased at $154,918,889 on 7/1/2025(r)	154,900,000	154,900,000
4.4%, dated 6/30/2025, to be repurchased at $246,830,164 on 7/1/2025(s)	246,800,000	246,800,000
Merrill Lynch & Co., Inc.:
4.39%, dated 6/30/2025, to be repurchased at $650,079,264 on 7/1/2025(t)	650,000,000	650,000,000
Repurchase Agreements, continued
	Principal Amount	Value
4.4%, dated 6/30/2025, to be repurchased at $425,051,944 on 7/1/2025(u)	$425,000,000	$425,000,000
Royal Bank of Canada:
4.38%, dated 6/30/2025, to be repurchased at $2,015,645,207 on 7/1/2025(v)	2,015,400,000	2,015,400,000
4.39%, dated 6/30/2025, to be repurchased at $922,512,482 on 7/1/2025(w)	922,400,000	922,400,000
Wells Fargo Bank:
4.39%, dated 6/30/2025, to be repurchased at $261,731,913 on 7/1/2025(x)	261,700,000	261,700,000
4.4%, dated 6/30/2025, to be repurchased at $450,955,110 on 7/1/2025(y)	450,900,000	450,900,000
Total Repurchase Agreements (Cost $24,498,700,000)		24,498,700,000
	% of Net Assets	Value
Total Investment Portfolio (Cost $37,057,060,919)	99.8	37,057,060,919
Other Assets and Liabilities, Net	0.2	60,236,550
Net Assets	100.0	$37,117,297,469

(a)  Floating rate security. These securities are shown at their current rate as of June 30, 2025.

(b)  Annualized yield at time of purchase; not a coupon rate.

(c)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,521,800	U.S. Treasury Notes	4.25	12/31/2026	23,656,015
157,246,612	U.S. Treasury Strips	Zero Coupon	2/15/2042–8/15/2042	67,123,968
100	U.S. Treasury Inflation Index Notes	1.375	7/15/2033	103
Total Collateral Value				90,780,086

(d)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
483,208,400	U.S. Treasury Notes	0.625–4.0	5/31/2026–6/30/2032	481,021,658
179,104,900	U.S. Treasury Inflation Index Notes	0.25–0.375	1/15/2027–7/15/2029	227,164,344
Total Collateral Value				708,186,002

(e)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,171,900	U.S. Treasury Bills	Zero Coupon	8/7/2025–10/16/2025	2,154,978
5,800	U.S. Treasury Bonds	1.875–5.0	2/15/2041–5/15/2055	3,962
582,545,000	U.S. Treasury Notes	0.25–4.5	8/31/2025–11/15/2034	581,561,630
188,303,866	U.S. Treasury Strips	Zero Coupon	8/15/2025–5/15/2055	88,908,881

The accompanying notes are an integral part of the financial statements.

16 :: Government Cash Management Portfolio :: Investment Portfolio :: as of June 30, 2025 (unaudited)

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
289,524,100	U.S. Treasury Inflation Index Notes	0.125–2.125	7/15/2031–1/15/2035	300,016,218
199,290,727	Federal Home Loan Mortgage Corporation	4.194–7.488	12/1/2027–6/1/2055	205,035,474
695	Federal National Mortgage Association	4.5–8.0	9/1/2025–9/1/2047	719
46,371,931	Government National Mortgage Association	2.0–6.5	9/20/2028–5/20/2055	46,318,138
Total Collateral Value				1,224,000,000

(f)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,140,800	U.S. Treasury Notes	2.25–4.0	2/15/2027–4/30/2030	1,122,186
570,585,300	U.S. Treasury Inflation Index Notes	0.125–1.625	4/15/2030–1/15/2033	589,151,822
Total Collateral Value				590,274,008

(g)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
292,390,600	U.S. Treasury Bonds	4.75	2/15/2041	299,010,641
5,575,878,100	U.S. Treasury Notes	2.25–3.125	8/15/2025–8/15/2027	5,451,668,222
Total Collateral Value				5,750,678,863

(h)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
152,242,900	U.S. Treasury Notes	3.875	5/31/2027	153,000,042

(i)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,253,025,500	U.S. Treasury Notes	0.50–4.125	8/16/2027–3/31/2028	2,243,999,999

(j)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,167,972,400	U.S. Treasury Bonds	1.0–4.75	5/15/2041–2/15/2053	5,763,000,134

(k)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
254,401,500	U.S. Treasury Notes	3.75–4.0	6/30/2028–1/1/2029	255,000,001

(l)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
252,213,200	U.S. Treasury Notes	2.875–4.0	1/1/2029–4/30/2029	255,000,000

(m)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,100	U.S. Treasury Bills	Zero Coupon	7/1/2025–2/19/2026	1,085
85,961,700	U.S. Treasury Bonds	2.25–4.75	2/15/2037–2/15/2054	60,545,143
10,800	U.S. Treasury Notes	0.25–4.875	7/15/2025–3/31/2031	10,871
688,295	U.S. Treasury Strips	Zero Coupon	8/15/2025–2/15/2055	233,953

The accompanying notes are an integral part of the financial statements.

as of June 30, 2025 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 17

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
300	U.S. Treasury Floating Rate Notes	4.338–4.485	1/31/2026–1/31/2027	303
600	U.S. Treasury Inflation Index Notes	0.125–1.875	10/15/2026–7/15/2034	645
Total Collateral Value				60,792,000

(n)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
184,455,700	U.S. Treasury Bills	Zero Coupon	7/3/2025–4/16/2026	182,506,953
274,033,200	U.S. Treasury Bonds	1.875–5.0	5/15/2037–2/15/2055	234,162,456
503,604,500	U.S. Treasury Notes	0.25–5.0	8/15/2025–2/15/2034	506,182,161
288,021,272	U.S. Treasury Strips	Zero Coupon	5/15/2026–11/15/2054	146,267,223
19,753,600	U.S. Treasury Floating Rate Notes	4.422	7/31/2026	19,919,619
31,975,500	U.S. Treasury Inflation Index Notes	0.125–2.125	4/15/2027–1/15/2035	32,961,588
Total Collateral Value				1,122,000,000

(o)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
492,368,100	U.S. Treasury Notes	4.125–4.25	1/31/2030–2/29/2032	510,000,045

(p)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
509,861,621	Government National Mortgage Associations	2.0–6.5	11/15/2032–7/20/2053	510,000,000

(q)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
124,703,600	U.S. Treasury Notes	1.625–4.375	12/15/2026–5/15/2031	119,141,565
592,174,810	U.S. Treasury Strips	Zero Coupon	11/15/2026–2/15/2055	241,151,547
108,000	U.S. Treasury Floating Rate Notes	4.39	4/30/2026	108,844
39,842,000	U.S. Treasury Inflation Index Notes	0.125–0.25	7/15/2029–1/15/2031	47,598,045
Total Collateral Value				408,000,001

(r)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
128,304,000	U.S. Treasury Inflation Index Notes	0.125	10/15/2025	157,998,027

(s)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
75,874,859	Federal Home Loan Mortgage Corporation	3	9/1/2046	67,535,959
210,279,251	Federal National Mortgage Association	2.5–3.5	2/1/2037–4/1/2052	184,200,042
Total Collateral Value				251,736,001

The accompanying notes are an integral part of the financial statements.

18 :: Government Cash Management Portfolio :: Investment Portfolio :: as of June 30, 2025 (unaudited)

(t)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
155,399,500	U.S. Treasury Notes	3.125–4.5	8/15/2025–6/15/2028	156,422,824
494,489,920	U.S. Treasury Strips	Zero Coupon	2/15/2034–2/15/2044	270,390,526
214,991,600	U.S. Treasury Inflation Index Notes	1.625	10/15/2027	236,186,650
Total Collateral Value				663,000,000

(u)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,010,692,840	Federal Home Loan Mortgage Corporation	0.0–14.055	5/25/2026–10/25/2063	124,560,861
757,313,628	Federal National Mortgage Association	0.125–6.0	7/25/2025–11/25/2054	308,935,643
3,428	Government National Mortgage Association	3.0–9.0	8/20/2025–8/15/2038	3,496
Total Collateral Value				433,500,000

(v)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
301,118,000	U.S. Treasury Bonds	1.75–5.0	8/15/2041–11/15/2054	258,002,201
1,434,522,500	U.S. Treasury Notes	0.5–4.875	9/15/2026–8/15/2034	1,414,924,688
261,315,200	U.S. Treasury Strips	Zero Coupon	5/15/2043–8/15/2050	86,743,859
104,521,900	U.S. Treasury Inflation Index Bonds	0.125–3.875	1/15/2029–2/15/2053	110,190,671
171,683,000	U.S. Treasury Inflation Index Notes	0.125–2.375	4/15/2028–1/15/2035	186,096,703
Total Collateral Value				2,055,958,122

(w)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,802,100	U.S. Treasury Bills	Zero Coupon	7/17/2025–12/26/2025	13,749,062
106,896,900	U.S. Treasury Bonds	1.125–4.625	5/15/2038–2/15/2055	100,755,927
229,026,100	U.S. Treasury Notes	1.25–4.625	5/15/2026–2/15/2035	233,143,213
21,668,611	U.S. Treasury Strips	Zero Coupon	8/15/2039–8/15/2050	6,275,254
3,300	U.S. Treasury Inflation Index Bonds	0.125–1.5	2/15/2051–2/15/2053	2,227
9,850,200	U.S. Treasury Inflation Index Notes	0.125–2.375	4/15/2027–4/15/2030	11,389,817
73,931,131	Federal Home Loan Mortgage Corporation	1.5–7.0	11/1/2027–6/1/2055	70,183,446
285,108,037	Federal National Mortgage Association	1.5–7.5	10/1/2027–9/1/2057	278,488,161
231,343,396	Government National Mortgage Association	2.0–7.5	4/20/2045–2/15/2065	226,975,625
Total Collateral Value				940,962,732

(x)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
318,636,759	U.S. Treasury Bonds	1.875–6.875	8/15/2025–5/15/2054	266,900,493
34,185	U.S. Treasury Notes	2.875	5/15/2028	33,510
Total Collateral Value				266,934,003

(y)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
466,693,473	Federal Home Loan Mortgage Corporation	1.5–7.0	5/1/2027–7/1/2055	459,918,000

The accompanying notes are an integral part of the financial statements.

as of June 30, 2025 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 19

SOFR:  Secured Overnight Financing Rate

STRIPS:  Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2025 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(a)	$—	$12,558,360,919	$—	$12,558,360,919
Repurchase Agreements	$—	$24,498,700,000	$—	$24,498,700,000
Total	$—	$37,057,060,919	$—	$37,057,060,919

(a)  See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

20 :: Government Cash Management Portfolio :: Financial Statements

Statement of Assets and Liabilities (unaudited)
as of June 30, 2025

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$12,558,360,919
Repurchase agreements, valued at amortized cost	24,498,700,000
Cash	101,315
Interest receivable	63,063,341
Other assets	460,920
TOTAL ASSETS	37,120,686,495
LIABILITIES:
Accrued investment advisory fee	2,040,999
Accrued Trustees' fees	63,853
Other accrued expenses and payables	1,284,174
TOTAL LIABILITIES	3,389,026
NET ASSETS, AT VALUE	$37,117,297,469

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2025

INVESTMENT INCOME:
Income:
Interest	$739,285,517
EXPENSES:
Management fee	15,902,627
Administration fee	5,059,129
Custodian fee	149,047
Professional fees	247,034
Reports to shareholders	17,794
Trustees' fees and expenses	693,329
Other	819,102
Total expenses before expense reductions	22,888,062
Expense reductions	(4,259,841)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	18,628,221
NET INVESTMENT INCOME	720,657,296
Net realized gain (loss) from investments	1,212,554
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$721,869,850

The accompanying notes are an integral part of the financial statements.

Financial Statements :: Government Cash Management Portfolio :: 21

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$720,657,296	$1,877,841,959
Net realized gain (loss)	1,212,554	3,407,006
Net increase (decrease) in net assets resulting from operations	721,869,850	1,881,248,965
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	74,477,664,592	170,734,349,355
Value of capital withdrawn	(70,348,732,876)	(178,319,181,573)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	4,128,931,716	(7,584,832,218)
INCREASE (DECREASE) IN NET ASSETS	4,850,801,566	(5,703,583,253)
Net assets at beginning of period	32,266,495,903	37,970,079,156
Net assets at end of period	$37,117,297,469	$32,266,495,903

The accompanying notes are an integral part of the financial statements.

22 :: Government Cash Management Portfolio :: Financial Highlights

	Six Months Ended 6/30/25 (unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	37,117		32,266		37,970		32,214		33,649		26,122
Ratio of expenses before expense reductions (%)	.14	*	.13		.13		.14		.13		.13
Ratio of expenses after expense reductions (%)	.11	*	.11	(a)	.09		.06		.03		.07
Ratio of net investment income (%)	4.27	*	5.09		5.00		1.67		.03		.36
Total Return (%)(b)	2.14	(c)**	5.23	(c)	5.08	(c)	1.62	(c)	.03	(c)	.41	(d)

(a)  The ratio of expenses would have been .02% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.

(d)  Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.

*  Annualized

**  Not annualized

The accompanying notes are an integral part of the financial statements.

June 30, 2025 (unaudited) :: Notes to Financial Statements :: Government Cash Management Portfolio :: 23

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2025, DWS Government Money Market Series owned approximately 99.4% of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Operating Segment

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures ("ASU 2023-07"). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

24 :: Government Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2025 (unaudited)

As of June 30, 2025, the Portfolio held repurchase agreements with a gross value of $24,498,700,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Tax Information

The Portfolio is considered a Partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At June 30, 2025, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $37,057,060,919.

The Portfolio files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA ("DWS Group"), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Accordingly, for the six months ended June 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.094% of the Portfolio's average daily net assets.

The Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.

For the six months ended June 30, 2025, fees waived and/or expenses reimbursed are $4,259,841.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $5,059,129, of which $866,837 is unpaid.

Other Service Fees

Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2025, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $487, all of which is unpaid.

Trustees' Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per

June 30, 2025 (unaudited) :: Notes to Financial Statements :: Government Cash Management Portfolio :: 25

annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2025.

D. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Portfolio's investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Portfolio. Increased redemptions from the Portfolio may force the Portfolio to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund's investments to decline and impair the Fund's ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Portfolio's yield to decline, and during periods of unusually low or negative interest rates, the Portfolio's yield may approach or fall below zero. A low or negative interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of current income and, at times, could impair the Portfolio's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Portfolio.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 or 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

The ProFund discloses on the Adviser's website that it invests substantially all of its assets in the Portfolio and includes a link to the latest available listing of holdings in the Portfolio. In addition, the ProFund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The ProFund's Form N-MFP filings will be available on the SEC's website, and the Adviser's website will contain a link to such filings.

PRO0625

Semi-Annual
Financial
Statements and
Other Information

June 30, 2025

ProFunds VP

Access VP High Yield

Asia 30

Banks

Bear

Biotechnology

Bull

Communication Services

Consumer Discretionary

Consumer Staples

Dow 30

Emerging Markets

Energy

Europe 30

Falling U.S. Dollar

Financials

Government Money Market

Health Care

Industrials

International

Internet

Japan

Large-Cap Growth

Large-Cap Value

Materials

Mid-Cap

Mid-Cap Growth

Mid-Cap Value

Nasdaq-100

Pharmaceuticals

Precious Metals

Real Estate

Rising Rates Opportunity

Semiconductor

Short Dow 30

Short Emerging Markets

Short International

Short Mid-Cap

Short Nasdaq-100

Short Small-Cap

Small-Cap

Small-Cap Growth

Small-Cap Value

Technology

UltraBull

UltraMid-Cap

UltraNasdaq-100

UltraShort Dow 30

UltraShort Nasdaq-100

UltraSmall-Cap

U.S. Government Plus

Utilities

Schedules of Portfolio Investments
2	ProFund Access VP High Yield
3	ProFund VP Asia 30
4	ProFund VP Banks
6	ProFund VP Bear
7	ProFund VP Biotechnology
9	ProFund VP Bull
17	ProFund VP Communication Services
19	ProFund VP Consumer Discretionary
21	ProFund VP Consumer Staples
23	ProFund VP Dow 30
24	ProFund VP Emerging Markets
26	ProFund VP Energy
27	ProFund VP Europe 30
28	ProFund VP Falling U.S. Dollar
29	ProFund VP Financials
31	ProFund VP Government Money Market
32	ProFund VP Health Care
34	ProFund VP Industrials
36	ProFund VP International
37	ProFund VP Internet
39	ProFund VP Japan
40	ProFund VP Large-Cap Growth
44	ProFund VP Large-Cap Value
50	ProFund VP Materials
51	ProFund VP Mid-Cap
52	ProFund VP Mid-Cap Growth
56	ProFund VP Mid-Cap Value
61	ProFund VP Nasdaq-100
64	ProFund VP Pharmaceuticals
66	ProFund VP Precious Metals
67	ProFund VP Real Estate
68	ProFund VP Rising Rates Opportunity
69	ProFund VP Semiconductor
71	ProFund VP Short Dow 30
72	ProFund VP Short Emerging Markets
73	ProFund VP Short International
74	ProFund VP Short Mid-Cap
75	ProFund VP Short Nasdaq-100
76	ProFund VP Short Small-Cap
77	ProFund VP Small-Cap
102	ProFund VP Small-Cap Growth
108	ProFund VP Small-Cap Value
115	ProFund VP Technology
117	ProFund VP UltraBull
125	ProFund VP UltraMid-Cap
132	ProFund VP UltraNasdaq-100
135	ProFund VP UltraShort Dow 30

136	ProFund VP UltraShort Nasdaq-100
137	ProFund VP UltraSmall-Cap
162	ProFund VP U.S. Government Plus
163	ProFund VP Utilities
165	Statements of Assets and Liabilities
177	Statements of Operations
189	Statements of Changes in Net Assets
211	Financial Highlights
239	Notes to Financial Statements
271	Form N-CSR – Items 8-11

Schedules of Portfolio Investments

2 :: ProFund Access VP High Yield :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Repurchase Agreements(a) (87.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $12,204,440	$12,203,000	$12,203,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,203,000)		12,203,000
TOTAL INVESTMENT SECURITIES (Cost $12,203,000)—87.8%		12,203,000
Net other assets (liabilities)—12.2%		1,699,816
NET ASSETS—100.0%		$13,902,816

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs International	7/23/25	3.33%	$7,408,079	$59,818
iShares iBoxx $ High Yield Corporate Bond ETF	UBS AG	7/23/25	5.13%	6,579,122	50,599
				$13,987,201	$110,417

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Asia 30 :: 3

Common Stocks (100.4%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	11,142	$1,263,614
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	45,931	474,467
Baidu, Inc.*ADR (Interactive Media & Services)	5,749	493,034
BHP Group, Ltd.ADR(a) (Metals & Mining)	17,543	843,643
Bilibili, Inc.*ADR(a) (Entertainment)	21,810	467,825
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	20,684	313,776
DiDi Global, Inc.*ADR (Ground Transportation)	103,064	505,013
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	39,175	462,657
Futu Holdings, Ltd.*ADR (Capital Markets)	5,097	629,938
HDFC Bank, Ltd.ADR (Banks)	15,706	1,204,179
ICICI Bank, Ltd.ADR (Banks)	26,196	881,233
Infosys, Ltd.ADR (IT Services)	33,011	611,694
iQIYI, Inc.*ADR (Entertainment)	189,178	334,845
JD.com, Inc.ADR (Broadline Retail)	16,950	553,248
JinkoSolar Holding Co., LtdADR(a) (Semiconductors & Semiconductor Equipment)	15,587	330,756
Kanzhun, Ltd.ADR (Interactive Media & Services)	30,167	538,180
KE Holdings, Inc.ADR (Real Estate Management & Development)	25,781	457,355
Li Auto, Inc.*ADR(a) (Automobiles)	19,499	528,618
NetEase, Inc.ADR (Entertainment)	6,697	901,282
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	6,756	364,486
NIO, Inc.*ADR(a) (Automobiles)	91,507	313,869
Qifu Technology, Inc.ADR (Consumer Finance)	10,905	472,841
Sea, Ltd.*ADR (Entertainment)	5,750	919,655
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	6,343	1,436,626
Tencent Music Entertainment GroupADR (Entertainment)	39,412	768,140
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	7,823	458,741
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	68,097	520,942
Up Fintech Holding, Ltd.*ADR (Capital Markets)	54,999	530,740
XPeng, Inc.*ADR (Automobiles)	33,011	590,237
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	22,818	405,020
TOTAL COMMON STOCKS (Cost $10,449,319)		18,576,654
Collateral for Securities Loaned(b) (12.2%)
	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(c)	2,264,883	$2,264,883
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,264,883)		2,264,883
TOTAL INVESTMENT SECURITIES (Cost $12,714,202)—112.6%		20,841,537
Net other assets (liabilities)—(12.6)%		(2,331,330)
NET ASSETS—100.0%		$18,510,207

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $2,162,888.

(b)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(c)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

ADR  American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Air Freight & Logistics	$405,020	2.2%
Automobiles	1,432,724	7.7%
Banks	2,085,412	11.3%
Broadline Retail	1,816,862	9.8%
Capital Markets	1,160,679	6.3%
Consumer Finance	472,841	2.5%
Diversified Consumer Services	364,486	2.0%
Entertainment	3,391,747	18.3%
Ground Transportation	967,670	5.2%
Hotels, Restaurants & Leisure	458,741	2.5%
Interactive Media & Services	1,031,213	5.6%
IT Services	611,694	3.3%
Metals & Mining	843,643	4.6%
Real Estate Management & Development	457,355	2.5%
Semiconductors & Semiconductor Equipment	3,076,567	16.6%
Other**	(66,447)	(0.4)%
Total	$18,510,207	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as or June 30, 2025:

	Value	% of Net Assets
Australia	$843,643	4.6%
China	10,595,536	57.2%
Hong Kong	629,938	3.4%
India	2,697,106	14.6%
Singapore	1,378,396	7.5%
Taiwan	2,432,035	13.1%
Other**	(66,447)	(0.4)%
Total	$18,510,207	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

4 :: ProFund VP Banks :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks (96.3%)

	Shares	Value
Ameris Bancorp (Banks)	702	$45,419
Apollo Global Management, Inc. (Financial Services)	318	45,115
Associated Banc-Corp. (Banks)	1,849	45,097
Atlantic Union Bankshares Corp. (Banks)	1,384	43,292
Axos Financial, Inc.* (Banks)	608	46,232
Banc of California, Inc. (Banks)	3,113	43,738
BancFirst Corp. (Banks)	264	32,636
Bank of America Corp. (Banks)	982	46,468
Bank of Hawaii Corp. (Banks)	653	44,097
Bank OZK (Banks)	960	45,178
BankUnited, Inc. (Banks)	1,259	44,808
Banner Corp. (Banks)	651	41,762
BOK Financial Corp. (Banks)	459	44,812
Cadence Bank (Banks)	1,413	45,188
Cathay General Bancorp (Banks)	981	44,665
Citigroup, Inc. (Banks)	560	47,666
Citizens Financial Group, Inc. (Banks)	1,061	47,479
Columbia Banking System, Inc. (Banks)	1,856	43,393
Comerica, Inc. (Banks)	758	45,215
Commerce Bancshares, Inc. (Banks)	706	43,892
Community Financial System, Inc. (Banks)	661	37,591
Corebridge Financial, Inc (Financial Services)	1,346	47,782
Cullen/Frost Bankers, Inc. (Banks)	344	44,218
CVB Financial Corp. (Banks)	2,082	41,203
East West Bancorp, Inc. (Banks)	468	47,258
Eastern Bankshares, Inc. (Banks)	2,882	44,008
Equitable Holdings, Inc. (Financial Services)	820	46,002
Essent Group, Ltd. (Financial Services)	750	45,548
F.N.B. Corp. (Banks)	3,124	45,548
Fifth Third Bancorp (Banks)	1,122	46,148
First Bancorp (Banks)	2,163	45,055
First Citizens BancShares, Inc.—Class A (Banks)	23	44,999
First Financial Bancorp (Banks)	1,176	28,530
First Financial Bankshares, Inc. (Banks)	1,191	42,852
First Hawaiian, Inc. (Banks)	1,818	45,377
First Horizon Corp. (Banks)	2,201	46,652
First Interstate BancSystem, Inc.—Class A (Banks)	1,583	45,622
First Merchants Corp. (Banks)	792	30,334
Fulton Financial Corp. (Banks)	2,500	45,100
Glacier Bancorp, Inc. (Banks)	1,023	44,071
Hancock Whitney Corp. (Banks)	800	45,920
Hilltop Holdings, Inc.* (Banks)	1,017	30,866
Home BancShares, Inc. (Banks)	1,546	43,999
Huntington Bancshares, Inc. (Banks)	2,730	45,755
Independent Bank Corp. (Banks)	674	42,384
International Bancshares Corp. (Banks)	679	45,194
Jackson Financial, Inc.—Class A (Financial Services)	524	46,526
JPMorgan Chase & Co. (Banks)	164	47,544
KeyCorp (Banks)	2,706	47,138
Lakeland Financial Corp. (Banks)	502	30,848
M&T Bank Corp. (Banks)	238	46,170
MGIC Investment Corp. (Financial Services)	1,655	46,075
Mr. Cooper Group, Inc.* (Financial Services)	308	45,957
NBT Bancorp, Inc. (Banks)	767	31,869
New York Community Bancorp, Inc. (Banks)	3,802	40,301
NMI Holdings, Inc.*—Class A (Financial Services)	1,087	45,861

Common Stocks, continued

	Shares	Value
Northern Trust Corp. (Capital Markets)	405	$51,350
OFG Bancorp (Banks)	936	40,061
Old National Bancorp (Banks)	2,075	44,281
Pacific Premier Bancorp, Inc. (Banks)	2,047	43,171
Park National Corp. (Banks)	153	25,591
Pathward Financial, Inc. (Banks)	571	45,178
PennyMac Financial Services, Inc. (Financial Services)	451	44,938
Pinnacle Financial Partners, Inc. (Banks)	413	45,599
PNC Financial Services Group, Inc. (Banks)	247	46,046
Popular, Inc. (Banks)	417	45,958
Prosperity Bancshares, Inc. (Banks)	628	44,111
Provident Financial Services, Inc. (Banks)	1,898	33,272
Radian Group, Inc. (Financial Services)	1,292	46,538
Regions Financial Corp. (Banks)	1,970	46,334
Renasant Corp. (Banks)	1,215	43,655
Rocket Cos, Inc.*(a) (Financial Services)	3,208	45,489
Seacoast Banking Corp. of Florida (Banks)	1,206	33,310
ServisFirst Bancshares, Inc. (Banks)	587	45,498
Simmons First National Corp.—Class A (Banks)	1,940	36,782
SouthState Corp. (Banks)	493	45,371
Synovus Financial Corp. (Banks)	897	46,420
Texas Capital Bancshares, Inc.* (Banks)	573	45,496
The Bancorp, Inc.* (Banks)	817	46,544
The Bank of New York Mellon Corp. (Capital Markets)	490	44,644
Triumph Financial, Inc.* (Banks)	632	34,830
Truist Financial Corp. (Banks)	1,091	46,902
Trustmark Corp. (Banks)	899	32,778
U.S. Bancorp (Banks)	994	44,979
UMB Financial Corp. (Banks)	419	44,062
United Bankshares, Inc. (Banks)	1,204	43,862
United Community Banks, Inc. (Banks)	1,506	44,864
Valley National Bancorp (Banks)	4,907	43,820
Voya Financial, Inc. (Financial Services)	655	46,505
Walker & Dunlop, Inc. (Financial Services)	619	43,627
Washington Federal, Inc. (Banks)	1,509	44,184
Webster Financial Corp. (Banks)	815	44,499
Wells Fargo & Co. (Banks)	586	46,949
WesBanco, Inc. (Banks)	1,385	43,808
Western Alliance Bancorp (Banks)	590	46,008
Wintrust Financial Corp. (Banks)	363	45,005
WSFS Financial Corp. (Banks)	825	45,375
Zions Bancorp N.A. (Banks)	898	46,642
TOTAL COMMON STOCKS (Cost $2,491,976)		4,256,793

Repurchase Agreements(b) (2.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $93,011	$93,000	$93,000
TOTAL REPURCHASE AGREEMENTS (Cost $93,000)		93,000

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Banks :: 5

Collateral for Securities Loaned(c) (1.0%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.37%(d)	43,483	$43,483
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $43,483)		43,483
TOTAL INVESTMENT SECURITIES (Cost $2,628,459)—99.4%		4,393,276
Net other assets (liabilities)—0.6%		28,224
NET ASSETS—100.0%		$4,421,500

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $41,803.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	7/23/25	5.08%	$124,649	$2,909

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Banks	$3,564,836	80.6%
Capital Markets	95,994	2.2%
Financial Services	595,963	13.5%
Other**	164,707	3.7%
Total	$4,421,500	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

6 :: ProFund VP Bear :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)
Repurchase Agreements(a)(b) (100.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $1,729,204	$1,729,000	$1,729,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,729,000)		1,729,000
TOTAL INVESTMENT SECURITIES (Cost $1,729,000)—100.2%		1,729,000
Net other assets (liabilities)—(0.2)%		(3,003)
NET ASSETS—100.0%		$1,725,997

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $158,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	1	9/22/25	$(312,688)	$(7,749)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/28/25	(4.83)%	$(1,315,449)	$(6,494)
S&P 500	UBS AG	7/28/25	(4.73)%	(93,695)	(453)
				$(1,409,144)	$(6,947)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Biotechnology :: 7

Common Stocks (99.0%)

	Shares	Value
89bio, Inc.* (Biotechnology)	8,923	$87,624
AbbVie, Inc. (Biotechnology)	3,661	679,555
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	9,170	197,797
ADMA Biologics, Inc.* (Biotechnology)	19,393	353,147
Agios Pharmaceuticals, Inc.* (Biotechnology)	3,603	119,836
Akebia Therapeutics, Inc.* (Biotechnology)	18,520	67,413
Akero Therapeutics, Inc. (Biotechnology)	6,791	362,368
Alkermes PLC* (Biotechnology)	11,762	336,511
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	2,348	765,658
Altimmune, Inc.*(a) (Biotechnology)	7,439	28,789
Amgen, Inc. (Biotechnology)	2,402	670,662
Amicus Therapeutics, Inc.* (Biotechnology)	30,268	173,436
AnaptysBio, Inc.* (Biotechnology)	1,957	43,445
Anavex Life Sciences Corp.*(a) (Biotechnology)	6,720	61,958
Apellis Pharmaceuticals, Inc.* (Biotechnology)	10,491	181,599
Apogee Therapeutics, Inc.* (Biotechnology)	3,078	133,678
Arbutus Biopharma Corp.* (Biotechnology)	6,451	19,934
Arcellx, Inc.* (Biotechnology)	4,111	270,709
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	2,745	35,712
Arcus Biosciences, Inc.* (Biotechnology)	7,197	58,584
Arcutis Biotherapeutics, Inc.* (Biotechnology)	11,256	157,809
Ardelyx, Inc.* (Biotechnology)	26,217	102,771
ArriVent Biopharma, Inc.* (Biotechnology)	1,149	25,014
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	10,350	163,530
ARS Pharmaceuticals, Inc.* (Biotechnology)	5,896	102,885
Avidity Biosciences, Inc.* (Biotechnology)	9,253	262,785
Beam Therapeutics, Inc.* (Biotechnology)	8,958	152,376
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	21,948	196,654
Biogen, Inc.* (Biotechnology)	5,269	661,734
Biohaven, Ltd.* (Biotechnology)	8,838	124,704
BioMarin Pharmaceutical, Inc.* (Biotechnology)	12,265	674,207
Blueprint Medicines Corp.* (Biotechnology)	4,417	566,171
Bridgebio Pharma, Inc.* (Biotechnology)	14,351	619,676
Capricor Therapeutics, Inc.*(a) (Biotechnology)	3,497	34,725
CareDx, Inc.* (Biotechnology)	5,205	101,706
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	6,980	151,466
Celldex Therapeutics, Inc.* (Biotechnology)	5,219	106,207
CG Oncology, Inc.* (Biotechnology)	5,851	152,126
Cogent Biosciences, Inc.* (Biotechnology)	6,685	47,998
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	6,619	190,362
CRISPR Therapeutics AG*(a) (Biotechnology)	8,339	405,609
Cullinan Therapeutics, Inc.* (Biotechnology)	2,860	21,536
Cytokinetics, Inc.* (Biotechnology)	12,361	408,407
Day One Biopharmaceuticals, Inc.* (Biotechnology)	7,197	46,781
Denali Therapeutics, Inc.* (Biotechnology)	8,916	124,735
Dianthus Therapeutics, Inc.* (Biotechnology)	2,080	38,750
Disc Medicine, Inc.* (Biotechnology)	2,296	121,596
Dynavax Technologies Corp.* (Biotechnology)	11,865	117,701

Common Stocks, continued

	Shares	Value
Dyne Therapeutics, Inc.* (Biotechnology)	8,040	$76,541
Emergent BioSolutions, Inc.* (Biotechnology)	5,682	36,251
Exact Sciences Corp.* (Biotechnology)	12,595	669,298
Exelixis, Inc.* (Biotechnology)	16,921	745,792
Geron Corp.* (Biotechnology)	60,421	85,194
Gilead Sciences, Inc. (Biotechnology)	6,414	711,120
GRAIL, Inc.*(a) (Biotechnology)	2,992	153,849
Halozyme Therapeutics, Inc.* (Biotechnology)	13,018	677,196
Humacyte, Inc.* (Biotechnology)	13,510	28,236
Ideaya Biosciences, Inc.* (Biotechnology)	8,008	168,328
ImmunityBio, Inc.*(a) (Biotechnology)	18,412	48,608
Immunome, Inc.* (Biotechnology)	5,572	51,820
Immunovant, Inc.* (Biotechnology)	7,765	124,240
Incyte Corp.* (Biotechnology)	10,182	693,394
Insmed, Inc.* (Biotechnology)	7,155	720,078
Intellia Therapeutics, Inc.* (Biotechnology)	9,392	88,097
Ionis Pharmaceuticals, Inc.* (Biotechnology)	10,558	417,147
Iovance Biotheraputics, Inc.* (Biotechnology)	21,328	36,684
Janux Therapeutics, Inc.* (Biotechnology)	3,422	79,048
KalVista Pharmaceuticals, Inc.* (Biotechnology)	3,421	38,674
Keros Therapeutics, Inc.* (Biotechnology)	3,959	52,853
Krystal Biotech, Inc.* (Biotechnology)	2,528	347,499
Kura Oncology, Inc.* (Biotechnology)	7,665	44,227
Kymera Therapeutics, Inc.* (Biotechnology)	2,927	127,734
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	1,789	541,423
Mannkind Corp.* (Biotechnology)	17,160	64,178
Metsera, Inc.*(a) (Biotechnology)	1,407	40,029
MiMedx Group, Inc.* (Biotechnology)	4,593	28,063
Mineralys Therapeutics, Inc.* (Biotechnology)	4,184	56,610
Mirum Pharmaceuticals, Inc.* (Biotechnology)	2,713	138,065
Moderna, Inc.* (Biotechnology)	25,263	697,006
Myriad Genetics, Inc.* (Biotechnology)	8,237	43,738
Natera, Inc.* (Biotechnology)	4,204	710,224
Neurocrine Biosciences, Inc.* (Biotechnology)	5,646	709,646
Novavax, Inc.* (Biotechnology)	18,524	116,701
Nurix Therapeutics, Inc.* (Biotechnology)	5,522	62,896
Nuvalent, Inc.*—Class A (Biotechnology)	3,529	269,263
ORIC Pharmaceuticals, Inc.* (Biotechnology)	3,110	31,567
Praxis Precision Medicines, Inc.* (Biotechnology)	1,809	76,068
Protagonist Therapeutics, Inc.* (Biotechnology)	5,874	324,656
PTC Therapeutics, Inc.* (Biotechnology)	7,120	347,741
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	25,974	131,428
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,352	709,800
REGENXBIO, Inc.* (Biotechnology)	4,423	36,313
Relay Therapeutics, Inc.* (Biotechnology)	13,270	45,914
Replimune Group, Inc.* (Biotechnology)	5,800	53,882
REVOLUTION Medicines, Inc.* (Biotechnology)	11,156	410,429
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	3,764	237,847
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,335	25,005
Roivant Sciences, Ltd.* (Biotechnology)	43,091	485,636

See accompanying notes to financial statements.

8 :: ProFund VP Biotechnology :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Sarepta Therapeutics, Inc.* (Biotechnology)	10,797	$184,629
Scholar Rock Holding Corp.* (Biotechnology)	7,282	257,928
Soleno Therapeutics, Inc.* (Biotechnology)	3,457	289,627
SpringWorks Therapeutics, Inc.* (Biotechnology)	8,314	390,675
Spyre Therapeutics, Inc.* (Biotechnology)	3,716	55,629
Stoke Therapeutics, Inc.* (Biotechnology)	3,753	42,597
Summit Therapeutics, Inc.*(a) (Biotechnology)	14,502	308,603
Syndax Pharmaceuticals, Inc.* (Biotechnology)	9,192	86,083
Taysha Gene Therapies, Inc.* (Biotechnology)	8,655	19,993
TG Therapeutics, Inc.* (Biotechnology)	13,726	493,999
Travere Therapeutics, Inc.* (Biotechnology)	9,032	133,674
Twist Bioscience Corp.* (Biotechnology)	5,518	203,007
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	5,914	215,033
uniQure N.V.* (Biotechnology)	5,018	69,951
United Therapeutics Corp.* (Biotechnology)	2,536	728,719
Vaxcyte, Inc.* (Biotechnology)	12,020	390,770
Vera Therapeutics, Inc.* (Biotechnology)	5,256	123,831
Veracyte, Inc.* (Biotechnology)	7,936	214,510
Verastem, Inc.* (Biotechnology)	7,647	31,735
Vericel Corp.* (Biotechnology)	3,463	147,351
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,549	689,615
Verve Therapeutics, Inc.* (Biotechnology)	5,487	61,619
Viking Therapeutics, Inc.* (Biotechnology)	11,486	304,379
Vir Biotechnology, Inc.* (Biotechnology)	9,628	48,525
Viridian Therapeutics, Inc.* (Biotechnology)	5,573	77,911
Xencor, Inc.* (Biotechnology)	6,607	51,931
TOTAL COMMON STOCKS (Cost $18,162,815)		28,766,796

Repurchase Agreements(b) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $274,032	$274,000	$274,000
TOTAL REPURCHASE AGREEMENTS (Cost $274,000)		274,000

Collateral for Securities Loaned(c) (4.0%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(d)	1,153,195	$1,153,195
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,153,195)		1,153,195
TOTAL INVESTMENT SECURITIES (Cost $19,590,010)—103.9%		30,193,991
Net other assets (liabilities)—(3.9)%		(1,135,322)
NET ASSETS—100.0%		$29,058,669

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $1,142,151.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	7/23/25	5.08%	$155,023	$11,233

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Biotechnology	$28,766,796	99.0%
Other**	291,873	1.0%
Total	$29,058,669	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Bull :: 9

Common Stocks (85.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	466	$70,944
A.O. Smith Corp. (Building Products)	101	6,623
Abbott Laboratories (Health Care Equipment & Supplies)	1,509	205,238
AbbVie, Inc. (Biotechnology)	1,532	284,369
Accenture PLC—Class A (IT Services)	543	162,297
Adobe, Inc.* (Software)	370	143,146
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,407	199,653
Aflac, Inc. (Insurance)	422	44,504
Agilent Technologies, Inc. (Life Sciences Tools & Services)	247	29,148
Air Products & Chemicals, Inc. (Chemicals)	193	54,438
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	374	49,495
Akamai Technologies, Inc.* (IT Services)	127	10,130
Albemarle Corp. (Chemicals)	102	6,392
Alexandria Real Estate Equities, Inc. (Office REITs)	134	9,733
Align Technology, Inc.* (Health Care Equipment & Supplies)	59	11,170
Allegion PLC (Building Products)	74	10,665
Alliant Energy Corp. (Electric Utilities)	222	13,424
Allstate Corp. (Insurance)	230	46,301
Alphabet, Inc.—Class A (Interactive Media & Services)	5,048	889,609
Alphabet, Inc.—Class C (Interactive Media & Services)	4,072	722,332
Altria Group, Inc. (Tobacco)	1,461	85,658
Amazon.com, Inc.* (Broadline Retail)	8,195	1,797,900
Amcor PLC (Containers & Packaging)	1,986	18,251
Ameren Corp. (Multi-Utilities)	234	22,473
American Electric Power Co., Inc. (Electric Utilities)	463	48,041
American Express Co. (Consumer Finance)	480	153,111
American International Group, Inc. (Insurance)	500	42,795
American Tower Corp.—Class A (Specialized REITs)	406	89,734
American Water Works Co., Inc. (Water Utilities)	170	23,649
Ameriprise Financial, Inc. (Capital Markets)	83	44,300
AMETEK, Inc. (Electrical Equipment)	200	36,192
Amgen, Inc. (Biotechnology)	466	130,112
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,049	103,590
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	430	102,349
ANSYS, Inc.* (Software)	76	26,693
Aon PLC—Class A (Insurance)	188	67,071
APA Corp. (Oil, Gas & Consumable Fuels)	312	5,706
Apollo Global Management, Inc. (Financial Services)	391	55,471
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,955	2,657,976
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	705	129,064
Aptiv PLC* (Automobile Components)	189	12,894
Arch Capital Group, Ltd.* (Insurance)	323	29,409
Archer-Daniels-Midland Co. (Food Products)	416	21,956

Common Stocks, continued

	Shares	Value
Arista Networks, Inc.* (Communications Equipment)	894	$91,465
Arthur J. Gallagher & Co. (Insurance)	223	71,387
Assurant, Inc. (Insurance)	43	8,492
AT&T, Inc. (Diversified Telecommunication Services)	6,241	180,615
Atmos Energy Corp. (Gas Utilities)	138	21,267
Autodesk, Inc.* (Software)	186	57,580
Automatic Data Processing, Inc. (Professional Services)	352	108,556
AutoZone, Inc.* (Specialty Retail)	15	55,683
AvalonBay Communities, Inc. (Residential REITs)	123	25,031
Avery Dennison Corp. (Containers & Packaging)	68	11,932
Axon Enterprise, Inc.* (Aerospace & Defense)	65	53,816
Baker Hughes Co. (Energy Equipment & Services)	859	32,934
Ball Corp. (Containers & Packaging)	240	13,462
Bank of America Corp. (Banks)	5,684	268,967
Baxter International, Inc. (Health Care Equipment & Supplies)	444	13,444
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	249	42,890
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,590	772,375
Best Buy Co., Inc. (Specialty Retail)	167	11,211
Biogen, Inc.* (Biotechnology)	127	15,950
Bio-Techne Corp. (Life Sciences Tools & Services)	135	6,946
BlackRock, Inc. (Capital Markets)	126	132,206
Blackstone, Inc. (Capital Markets)	633	94,684
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	29	167,889
Boston Properties, Inc. (Office REITs)	126	8,501
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,283	137,807
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,765	81,702
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,078	1,124,101
Broadridge Financial Solutions, Inc. (Professional Services)	102	24,789
Brown & Brown, Inc. (Insurance)	207	22,950
Brown-Forman Corp.—Class B (Beverages)	157	4,225
Builders FirstSource, Inc.* (Building Products)	95	11,086
Bunge Global SA (Food Products)	117	9,393
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	103	9,883
Cadence Design Systems, Inc.* (Software)	236	72,723
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	179	5,082
Camden Property Trust (Residential REITs)	92	10,367
Campbell Soup Co. (Food Products)	170	5,211
Capital One Financial Corp. (Consumer Finance)	554	117,869
Cardinal Health, Inc. (Health Care Providers & Services)	207	34,776
CarMax, Inc.* (Specialty Retail)	132	8,872
Carnival Corp.* (Hotels, Restaurants & Leisure)	910	25,589
Carrier Global Corp. (Building Products)	691	50,574
Caterpillar, Inc. (Machinery)	408	158,391

See accompanying notes to financial statements.

10 :: ProFund VP Bull :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Cboe Global Markets, Inc. (Capital Markets)	91	$21,222
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	254	35,591
CDW Corp. (Electronic Equipment, Instruments & Components)	114	20,359
Cencora, Inc. (Health Care Providers & Services)	149	44,678
Centene Corp.* (Health Care Providers & Services)	431	23,395
CenterPoint Energy, Inc. (Multi-Utilities)	565	20,758
CF Industries Holdings, Inc. (Chemicals)	141	12,972
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	42	6,373
Charter Communications, Inc.*—Class A (Media)	83	33,931
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,409	201,756
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,168	65,583
Chubb, Ltd. (Insurance)	323	93,580
Church & Dwight Co., Inc. (Household Products)	214	20,568
Cincinnati Financial Corp. (Insurance)	136	20,253
Cintas Corp. (Commercial Services & Supplies)	298	66,415
Cisco Systems, Inc. (Communications Equipment)	3,450	239,361
Citigroup, Inc. (Banks)	1,620	137,894
Citizens Financial Group, Inc. (Banks)	376	16,826
CME Group, Inc. (Capital Markets)	313	86,269
CMS Energy Corp. (Multi-Utilities)	260	18,013
Cognizant Technology Solutions Corp.—Class A (IT Services)	427	33,319
Coinbase Global, Inc.*—Class A (Capital Markets)	183	64,140
Colgate-Palmolive Co. (Household Products)	703	63,903
Comcast Corp.—Class A (Media)	3,229	115,243
Conagra Brands, Inc. (Food Products)	413	8,454
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,095	98,265
Consolidated Edison, Inc. (Multi-Utilities)	313	31,410
Constellation Brands, Inc.—Class A (Beverages)	133	21,636
Constellation Energy Corp. (Electric Utilities)	271	87,468
Copart, Inc.* (Commercial Services & Supplies)	762	37,391
Corning, Inc. (Electronic Equipment, Instruments & Components)	669	35,183
Corpay, Inc.* (Software)	61	20,241
Corteva, Inc. (Chemicals)	591	44,047
CoStar Group, Inc.* (Real Estate Management & Development)	366	29,426
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	385	381,126
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	662	16,802
Crowdstrike Holdings, Inc.*—Class A (Software)	216	110,011
Crown Castle International Corp. (Specialized REITs)	377	38,729
CSX Corp. (Ground Transportation)	1,628	53,122
Cummins, Inc. (Machinery)	120	39,300

Common Stocks, continued

	Shares	Value
CVS Health Corp. (Health Care Providers & Services)	1,097	$75,671
D.R. Horton, Inc. (Household Durables)	240	30,941
Danaher Corp. (Life Sciences Tools & Services)	552	109,042
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	102	22,233
DaVita, Inc.* (Health Care Providers & Services)	36	5,128
Dayforce, Inc.* (Professional Services)	139	7,699
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	131	13,502
Deere & Co. (Machinery)	219	111,360
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	260	31,876
Delta Air Lines, Inc. (Passenger Airlines)	566	27,836
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	556	17,686
Dexcom, Inc.* (Health Care Equipment & Supplies)	340	29,679
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	162	22,259
Digital Realty Trust, Inc. (Specialized REITs)	275	47,941
Dollar General Corp. (Consumer Staples Distribution & Retail)	191	21,847
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	172	17,035
Dominion Energy, Inc. (Multi-Utilities)	740	41,825
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	30	13,518
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	298	73,460
Dover Corp. (Machinery)	119	21,804
Dow, Inc. (Chemicals)	612	16,206
DTE Energy Co. (Multi-Utilities)	180	23,843
Duke Energy Corp. (Electric Utilities)	674	79,532
DuPont de Nemours, Inc. (Chemicals)	362	24,830
Eastman Chemical Co. (Chemicals)	100	7,466
Eaton Corp. PLC (Electrical Equipment)	339	121,020
eBay, Inc. (Broadline Retail)	400	29,784
Ecolab, Inc. (Chemicals)	218	58,738
Edison International (Electric Utilities)	334	17,234
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	509	39,809
Electronic Arts, Inc. (Entertainment)	198	31,621
Elevance Health, Inc. (Health Care Providers & Services)	196	76,236
Eli Lilly & Co. (Pharmaceuticals)	683	532,419
Emerson Electric Co. (Electrical Equipment)	488	65,065
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	113	4,480
Entergy Corp. (Electric Utilities)	387	32,167
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	474	56,695
EPAM Systems, Inc.* (IT Services)	49	8,664
EQT Corp. (Oil, Gas & Consumable Fuels)	519	30,268
Equifax, Inc. (Professional Services)	108	28,012
Equinix, Inc. (Specialized REITs)	85	67,615
Equity Residential (Residential REITs)	297	20,045
Erie Indemnity Co.—Class A (Insurance)	21	7,283
Essex Property Trust, Inc. (Residential REITs)	56	15,870
Everest Group, Ltd. (Insurance)	37	12,574

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Bull :: 11

Common Stocks, continued

	Shares	Value
Evergy, Inc. (Electric Utilities)	199	$13,717
Eversource Energy (Electric Utilities)	319	20,295
Exelon Corp. (Electric Utilities)	875	37,993
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	188	21,985
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	105	17,711
Expeditors International of Washington, Inc. (Air Freight & Logistics)	119	13,596
Extra Space Storage, Inc. (Specialized REITs)	184	27,129
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,738	402,957
F5, Inc.* (Communications Equipment)	50	14,716
FactSet Research Systems, Inc. (Capital Markets)	33	14,760
Fair Isaac Corp.* (Software)	21	38,387
Fastenal Co. (Trading Companies & Distributors)	995	41,790
Federal Realty Investment Trust (Retail REITs)	68	6,459
FedEx Corp. (Air Freight & Logistics)	191	43,416
Fidelity National Information Services, Inc. (Financial Services)	456	37,123
Fifth Third Bancorp (Banks)	578	23,773
First Horizon Corp. (Banks)	1	12
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	93	15,395
FirstEnergy Corp. (Electric Utilities)	445	17,916
Fiserv, Inc.* (Financial Services)	481	82,929
Ford Motor Co. (Automobiles)	3,387	36,749
Fortinet, Inc.* (Software)	551	58,252
Fortive Corp. (Machinery)	295	15,378
Fox Corp.—Class A (Media)	185	10,367
Fox Corp.—Class B (Media)	114	5,886
Franklin Resources, Inc. (Capital Markets)	268	6,392
Freeport-McMoRan, Inc. (Metals & Mining)	1,245	53,971
Garmin, Ltd. (Household Durables)	134	27,968
Gartner, Inc.* (IT Services)	67	27,083
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	397	29,406
GE Vernova, Inc. (Electrical Equipment)	236	124,879
Gen Digital, Inc. (Software)	473	13,906
Generac Holdings, Inc.* (Electrical Equipment)	51	7,304
General Dynamics Corp. (Aerospace & Defense)	218	63,582
General Electric Co. (Industrial Conglomerates)	925	238,086
General Mills, Inc. (Food Products)	475	24,610
General Motors Co. (Automobiles)	834	41,041
Genuine Parts Co. (Distributors)	121	14,679
Gilead Sciences, Inc. (Biotechnology)	1,079	119,629
Global Payments, Inc. (Financial Services)	212	16,968
Globe Life, Inc. (Insurance)	72	8,949
GoDaddy, Inc.*—Class A (IT Services)	124	22,327
Halliburton Co. (Energy Equipment & Services)	744	15,163
Hasbro, Inc. (Leisure Products)	114	8,415
HCA Healthcare, Inc. (Health Care Providers & Services)	151	57,848
Healthpeak Properties, Inc. (Health Care REITs)	601	10,524

Common Stocks, continued

	Shares	Value
Henry Schein, Inc.* (Health Care Providers & Services)	106	$7,743
Hess Corp. (Oil, Gas & Consumable Fuels)	241	33,388
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,139	23,293
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	206	54,866
Hologic, Inc.* (Health Care Equipment & Supplies)	193	12,576
Honeywell International, Inc. (Industrial Conglomerates)	558	129,947
Hormel Foods Corp. (Food Products)	251	7,593
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	601	9,231
Howmet Aerospace, Inc. (Aerospace & Defense)	350	65,146
HP, Inc. (Technology Hardware, Storage & Peripherals)	816	19,959
Hubbell, Inc. (Electrical Equipment)	47	19,195
Humana, Inc. (Health Care Providers & Services)	105	25,670
Huntington Bancshares, Inc. (Banks)	1,263	21,168
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	34	8,210
IDEX Corp. (Machinery)	66	11,588
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	70	37,544
Illinois Tool Works, Inc. (Machinery)	231	57,115
Incyte Corp.* (Biotechnology)	139	9,466
Ingersoll Rand, Inc. (Machinery)	350	29,113
Insulet Corp.* (Health Care Equipment & Supplies)	61	19,165
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,782	84,717
Intercontinental Exchange, Inc. (Capital Markets)	497	91,185
International Business Machines Corp. (IT Services)	806	237,593
International Flavors & Fragrances, Inc. (Chemicals)	221	16,255
International Paper Co. (Containers & Packaging)	458	21,447
Intuit, Inc. (Software)	243	191,394
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	311	169,001
Invesco, Ltd. (Capital Markets)	388	6,119
Invitation Homes, Inc. (Residential REITs)	493	16,170
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	142	22,378
Iron Mountain, Inc. (Specialized REITs)	255	26,155
J.B. Hunt Transport Services, Inc. (Ground Transportation)	68	9,765
Jabil, Inc. (Electronic Equipment, Instruments & Components)	93	20,283
Jack Henry & Associates, Inc. (Financial Services)	64	11,531
Jacobs Solutions, Inc. (Professional Services)	104	13,671
Johnson & Johnson (Pharmaceuticals)	2,087	318,789
Johnson Controls International PLC (Building Products)	570	60,203
JPMorgan Chase & Co. (Banks)	2,411	698,972

See accompanying notes to financial statements.

12 :: ProFund VP Bull :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Juniper Networks, Inc. (Communications Equipment)	287	$11,460
Kellanova (Food Products)	233	18,530
Kenvue, Inc. (Personal Care Products)	1,664	34,828
Keurig Dr Pepper, Inc. (Beverages)	1,177	38,912
KeyCorp (Banks)	854	14,877
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	149	24,415
Kimberly-Clark Corp. (Household Products)	287	37,000
Kimco Realty Corp. (Retail REITs)	586	12,318
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,676	49,274
KKR & Co., Inc. (Capital Markets)	587	78,089
KLA Corp. (Semiconductors & Semiconductor Equipment)	114	102,114
L3Harris Technologies, Inc. (Aerospace & Defense)	162	40,636
Labcorp Holdings, Inc. (Health Care Providers & Services)	72	18,901
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,110	108,048
Lamb Weston Holdings, Inc. (Food Products)	122	6,326
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	294	12,792
Leidos Holdings, Inc. (Professional Services)	111	17,511
Lennar Corp.—Class A (Household Durables)	201	22,233
Lennox International, Inc. (Building Products)	28	16,051
Linde PLC (Chemicals)	408	191,425
Live Nation Entertainment, Inc.* (Entertainment)	137	20,725
LKQ Corp. (Distributors)	223	8,253
Lockheed Martin Corp. (Aerospace & Defense)	181	83,828
Loews Corp. (Insurance)	151	13,841
Lowe's Cos., Inc. (Specialty Retail)	485	107,607
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	95	22,570
LyondellbBasell Industries N.V.—Class A (Chemicals)	222	12,845
M&T Bank Corp. (Banks)	139	26,965
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	266	44,185
MarketAxess Holdings, Inc. (Capital Markets)	33	7,370
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	198	54,053
Marsh & McLennan Cos., Inc. (Insurance)	427	93,359
Martin Marietta Materials, Inc. (Construction Materials)	52	28,546
Masco Corp. (Building Products)	183	11,778
MasterCard, Inc.—Class A (Financial Services)	704	395,606
Match Group, Inc. (Interactive Media & Services)	212	6,549
McCormick & Co., Inc. (Food Products)	219	16,605
McDonald's Corp. (Hotels, Restaurants & Leisure)	620	181,146
McKesson Corp. (Health Care Providers & Services)	108	79,140
Medtronic PLC (Health Care Equipment & Supplies)	1,112	96,933
Merck & Co., Inc. (Pharmaceuticals)	2,178	172,410
Meta Platforms, Inc.—Class A (Interactive Media & Services)	1,883	1,389,824

Common Stocks, continued

	Shares	Value
MetLife, Inc. (Insurance)	489	$39,325
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	18	21,145
MGM Resorts International (Hotels, Restaurants & Leisure)	178	6,121
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	466	32,792
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	969	119,429
Microsoft Corp. (Software)	6,446	3,206,305
Mid-America Apartment Communities, Inc. (Residential REITs)	102	15,097
Moderna, Inc.* (Biotechnology)	294	8,111
Mohawk Industries, Inc.* (Household Durables)	45	4,718
Molina Healthcare, Inc.* (Health Care Providers & Services)	47	14,001
Molson Coors Beverage Co.—Class B (Beverages)	148	7,117
Mondelez International, Inc.—Class A (Food Products)	1,122	75,667
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	41	29,987
Monster Beverage Corp.* (Beverages)	609	38,148
Moody's Corp. (Capital Markets)	135	67,715
Morgan Stanley (Capital Markets)	1,072	151,001
Motorola Solutions, Inc. (Communications Equipment)	145	60,967
MSCI, Inc. (Capital Markets)	67	38,642
Nasdaq, Inc. (Capital Markets)	358	32,012
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	176	18,753
Netflix, Inc.* (Entertainment)	369	494,138
Newmont Corp. (Metals & Mining)	966	56,279
News Corp.*—Class A (Media)	327	9,718
News Corp.*—Class B (Media)	96	3,294
NextEra Energy, Inc. (Electric Utilities)	1,785	123,915
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,022	72,603
NiSource, Inc. (Multi-Utilities)	408	16,459
Nordson Corp. (Machinery)	47	10,075
Norfolk Southern Corp. (Ground Transportation)	195	49,914
Northern Trust Corp. (Capital Markets)	169	21,428
Northrop Grumman Corp. (Aerospace & Defense)	118	58,998
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	387	7,848
NRG Energy, Inc. (Electric Utilities)	170	27,299
Nucor Corp. (Metals & Mining)	200	25,908
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	21,152	3,341,804
NVR, Inc.* (Household Durables)	2	14,771
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	219	47,849
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	614	25,794
Old Dominion Freight Line, Inc. (Ground Transportation)	161	26,130

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Bull :: 13

Common Stocks, continued

	Shares		Value
Omnicom Group, Inc. (Media)	170		$12,230
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	362		18,972
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	542		44,243
Oracle Corp. (Software)	1,411		308,487
O'Reilly Automotive, Inc.* (Specialty Retail)	741		66,786
Otis Worldwide Corp. (Machinery)	342		33,865
PACCAR, Inc. (Machinery)	456		43,347
Packaging Corp. of America (Containers & Packaging)	77		14,511
Palantir Technologies, Inc.*—Class A (Software)	1,844		251,374
Palo Alto Networks, Inc.* (Software)	575		117,668
Paramount Global(a)—Class B (Media)	521		6,721
Parker-Hannifin Corp. (Machinery)	111		77,530
Paychex, Inc. (Professional Services)	278		40,438
Paycom Software, Inc. (Professional Services)	42		9,719
PayPal Holdings, Inc.* (Financial Services)	844		62,726
Pentair PLC (Machinery)	143		14,680
PepsiCo, Inc. (Beverages)	1,189		156,996
Pfizer, Inc. (Pharmaceuticals)	4,930		119,503
PG&E Corp. (Electric Utilities)	1,905		26,556
Philip Morris International, Inc. (Tobacco)	1,350		245,876
Phillips 66 (Oil, Gas & Consumable Fuels)	353		42,113
Pinnacle West Capital Corp. (Electric Utilities)	104		9,305
PNC Financial Services Group, Inc. (Banks)	343		63,942
Pool Corp. (Distributors)	33		9,619
PPG Industries, Inc. (Chemicals)	197		22,409
PPL Corp. (Electric Utilities)	641		21,723
Principal Financial Group, Inc. (Insurance)	179		14,218
Prologis, Inc. (Industrial REITs)	805		84,622
Prudential Financial, Inc. (Insurance)	307		32,984
PTC, Inc.* (Software)	104		17,923
Public Service Enterprise Group, Inc. (Multi-Utilities)	432		36,366
Public Storage (Specialized REITs)	137		40,199
PulteGroup, Inc. (Household Durables)	174		18,350
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	952		151,616
Quanta Services, Inc. (Construction & Engineering)	128		48,394
Quest Diagnostics, Inc. (Health Care Providers & Services)	96		17,244
Ralliant Corp.* (Electrical Equipment)	—	(b)	16
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	35		9,600
Raymond James Financial, Inc. (Capital Markets)	158		24,232
Raytheon Technologies Corp. (Aerospace & Defense)	1,159		169,236
Realty Income Corp. (Retail REITs)	783		45,108
Regency Centers Corp. (Retail REITs)	142		10,115
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	90		47,250
Regions Financial Corp. (Banks)	779		18,322
Republic Services, Inc. (Commercial Services & Supplies)	176		43,403
ResMed, Inc. (Health Care Equipment & Supplies)	127		32,766
Revvity, Inc. (Life Sciences Tools & Services)	102		9,865

Common Stocks, continued

	Shares	Value
Rockwell Automation, Inc. (Electrical Equipment)	98	$32,553
Rollins, Inc. (Commercial Services & Supplies)	244	13,766
Roper Technologies, Inc. (Software)	93	52,716
Ross Stores, Inc. (Specialty Retail)	285	36,360
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	216	67,638
S&P Global, Inc. (Capital Markets)	272	143,422
Salesforce, Inc. (Software)	832	226,878
SBA Communications Corp.—Class A (Specialized REITs)	93	21,840
Schlumberger N.V. (Energy Equipment & Services)	1,179	39,850
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	184	26,557
Sempra (Multi-Utilities)	566	42,885
ServiceNow, Inc.* (Software)	179	184,026
Simon Property Group, Inc. (Retail REITs)	266	42,762
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	130	9,688
Smurfit WestRock PLC (Containers & Packaging)	430	18,555
Snap-on, Inc. (Machinery)	46	14,314
Solventum Corp.* (Health Care Equipment & Supplies)	120	9,101
Southwest Airlines Co. (Passenger Airlines)	493	15,993
Stanley Black & Decker, Inc. (Machinery)	135	9,146
Starbucks Corp. (Hotels, Restaurants & Leisure)	986	90,347
State Street Corp. (Capital Markets)	247	26,266
Steel Dynamics, Inc. (Metals & Mining)	120	15,361
STERIS PLC (Health Care Equipment & Supplies)	85	20,419
Stryker Corp. (Health Care Equipment & Supplies)	298	117,898
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	445	21,809
Synchrony Financial (Consumer Finance)	330	22,024
Synopsys, Inc.* (Software)	135	69,212
Sysco Corp. (Consumer Staples Distribution & Retail)	421	31,887
T. Rowe Price Group, Inc. (Capital Markets)	191	18,432
Take-Two Interactive Software, Inc.* (Entertainment)	147	35,699
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	180	15,806
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	188	32,727
Target Corp. (Consumer Staples Distribution & Retail)	394	38,868
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	258	43,517
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	40	20,492
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	139	12,499
Tesla, Inc.* (Automobiles)	2,431	772,232
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	788	163,605
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	16	16,902

See accompanying notes to financial statements.

14 :: ProFund VP Bull :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Textron, Inc. (Aerospace & Defense)	157	$12,606
The AES Corp. (Independent Power/ Renewable Electricity Producers)	616	6,480
The Bank of New York Mellon Corp. (Capital Markets)	620	56,488
The Boeing Co.* (Aerospace & Defense)	654	137,032
The Charles Schwab Corp. (Capital Markets)	1,481	135,126
The Cigna Group (Health Care Providers & Services)	232	76,695
The Clorox Co. (Household Products)	107	12,847
The Coca-Cola Co. (Beverages)	3,359	237,649
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	174	12,382
The Estee Lauder Cos., Inc. (Personal Care Products)	204	16,483
The Goldman Sachs Group, Inc. (Capital Markets)	266	188,261
The Hartford Financial Services Group, Inc. (Insurance)	246	31,210
The Hershey Co. (Food Products)	128	21,242
The Home Depot, Inc. (Specialty Retail)	862	316,044
The Interpublic Group of Cos., Inc. (Media)	320	7,834
The J.M. Smucker Co. (Food Products)	92	9,034
The Kraft Heinz Co. (Food Products)	748	19,313
The Kroger Co. (Consumer Staples Distribution & Retail)	531	38,089
The Mosaic Co. (Chemicals)	275	10,032
The Procter & Gamble Co. (Household Products)	2,033	323,897
The Progressive Corp. (Insurance)	509	135,832
The Sherwin-Williams Co. (Chemicals)	200	68,672
The Southern Co. (Electric Utilities)	953	87,514
The TJX Cos., Inc. (Specialty Retail)	969	119,662
The Travelers Cos., Inc. (Insurance)	196	52,438
The Walt Disney Co. (Entertainment)	1,559	193,332
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,059	66,516
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	328	132,992
TKO Group Holdings, Inc.* (Entertainment)	58	10,553
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	413	98,401
Tractor Supply Co. (Specialty Retail)	460	24,274
Trane Technologies PLC (Building Products)	193	84,419
TransDigm Group, Inc. (Aerospace & Defense)	49	74,511
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	207	15,728
Truist Financial Corp. (Banks)	1,135	48,794
Tyler Technologies, Inc.* (Software)	37	21,935
Tyson Foods, Inc.—Class A (Food Products)	248	13,873
U.S. Bancorp (Banks)	1,351	61,133
Uber Technologies, Inc.* (Ground Transportation)	1,814	169,247
UDR, Inc. (Residential REITs)	261	10,657
Ulta Beauty, Inc.* (Specialty Retail)	39	18,245
Union Pacific Corp. (Ground Transportation)	518	119,181
United Airlines Holdings, Inc.* (Passenger Airlines)	283	22,535
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	636	64,198

Common Stocks, continued

	Shares	Value
United Rentals, Inc. (Trading Companies & Distributors)	56	$42,191
UnitedHealth Group, Inc. (Health Care Providers & Services)	787	245,521
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	50	9,058
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	271	36,428
Ventas, Inc. (Health Care REITs)	391	24,692
Veralto Corp. (Commercial Services & Supplies)	215	21,704
VeriSign, Inc.* (IT Services)	70	20,216
Verisk Analytics, Inc. (Professional Services)	121	37,692
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,657	158,238
Vertex Pharmaceuticals, Inc.* (Biotechnology)	223	99,280
Viatris, Inc. (Pharmaceuticals)	1,017	9,082
VICI Properties, Inc. (Specialized REITs)	916	29,862
Visa, Inc.—Class A (Financial Services)	1,484	526,894
Vistra Corp. (Independent Power/Renewable Electricity Producers)	295	57,174
Vulcan Materials Co. (Construction Materials)	114	29,733
W.R. Berkley Corp. (Insurance)	260	19,102
W.W. Grainger, Inc. (Trading Companies & Distributors)	38	39,529
Wabtec Corp. (Machinery)	148	30,984
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	621	7,129
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,747	366,381
Warner Bros. Discovery, Inc.* (Entertainment)	1,952	22,370
Waste Management, Inc. (Commercial Services & Supplies)	318	72,766
Waters Corp.* (Life Sciences Tools & Services)	52	18,150
WEC Energy Group, Inc. (Multi-Utilities)	277	28,863
Wells Fargo & Co. (Banks)	2,823	226,179
Welltower, Inc. (Health Care REITs)	538	82,706
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	63	13,784
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	302	19,325
Weyerhaeuser Co. (Specialized REITs)	628	16,133
Williams-Sonoma, Inc. (Specialty Retail)	107	17,481
Willis Towers Watson PLC (Insurance)	86	26,359
Workday, Inc.*—Class A (Software)	188	45,120
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	76	7,119
Xcel Energy, Inc. (Electric Utilities)	500	34,050
Xylem, Inc. (Machinery)	211	27,295
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	241	35,711
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	45	13,876
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	172	15,688
Zoetis, Inc. (Pharmaceuticals)	386	60,197
TOTAL COMMON STOCKS (Cost $10,191,228)		45,526,358

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Bull :: 15

Repurchase Agreements(c)(d) (14.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $7,772,917	$7,772,000	$7,772,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,772,000)		7,772,000

Collateral for Securities Loaned(e)(NM)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(f)	6,286	$6,286
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,286)		6,286
TOTAL INVESTMENT SECURITIES (Cost $17,969,514)—99.7%		53,304,644
Net other assets (liabilities)—0.3%		175,488
NET ASSETS—100.0%		$53,480,132

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $6,360.

(b)  Number of shares is less than 0.50.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $746,000.

(e)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(f)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	9	9/22/25	$2,814,188	$69,957

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/28/25	5.08%	$1,600,877	$7,686
S&P 500	UBS AG	7/28/25	5.13%	3,536,822	16,967
				$5,137,699	$24,653

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

16 :: ProFund VP Bull :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

ProFund VP Bull invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Aerospace & Defense	$767,602	1.4%
Air Freight & Logistics	131,093	0.3%
Automobile Components	12,894	NM
Automobiles	850,021	1.6%
Banks	1,627,824	3.0%
Beverages	504,683	0.9%
Biotechnology	714,167	1.3%
Broadline Retail	1,827,685	3.4%
Building Products	251,399	0.5%
Capital Markets	1,549,761	2.9%
Chemicals	546,726	1.0%
Commercial Services & Supplies	255,445	0.5%
Communications Equipment	417,969	0.8%
Construction & Engineering	48,394	0.1%
Construction Materials	58,280	0.1%
Consumer Finance	293,004	0.6%
Consumer Staples Distribution & Retail	902,362	1.7%
Containers & Packaging	98,158	0.2%
Distributors	32,551	0.1%
Diversified Telecommunication Services	338,853	0.6%
Electric Utilities	698,149	1.3%
Electrical Equipment	406,224	0.8%
Electronic Equipment, Instruments & Components	297,442	0.6%
Energy Equipment & Services	87,947	0.1%
Entertainment	808,439	1.5%
Financial Services	1,961,623	3.7%
Food Products	257,807	0.5%
Gas Utilities	21,267	NM
Ground Transportation	427,359	0.8%
Health Care Equipment & Supplies	1,052,916	2.0%
Health Care Providers & Services	811,705	1.5%
Health Care REITs	117,922	0.2%
Hotel & Resort REITs	9,231	NM
Hotels, Restaurants & Leisure	958,201	1.8%
Household Durables	118,981	0.2%
Household Products	458,215	0.9%
Independent Power/Renewable Electricity Producers	63,654	0.1%
Industrial Conglomerates	438,977	0.8%
Industrial REITs	84,622	0.2%
	Value	% of Net Assets
Insurance	$934,216	1.8%
Interactive Media & Services	3,008,313	5.6%
IT Services	521,629	1.0%
Leisure Products	8,415	NM
Life Sciences Tools & Services	369,822	0.7%
Machinery	705,284	1.3%
Media	205,224	0.4%
Metals & Mining	151,519	0.3%
Multi-Utilities	282,895	0.5%
Office REITs	18,234	0.1%
Oil, Gas & Consumable Fuels	1,265,949	2.4%
Passenger Airlines	66,364	0.1%
Personal Care Products	51,311	0.1%
Pharmaceuticals	1,294,102	2.4%
Professional Services	288,087	0.5%
Real Estate Management & Development	65,017	0.1%
Residential REITs	113,237	0.2%
Retail REITs	116,762	0.2%
Semiconductors & Semiconductor Equipment	5,798,162	10.8%
Software	5,233,977	9.8%
Specialized REITs	405,337	0.8%
Specialty Retail	782,225	1.5%
Technology Hardware, Storage & Peripherals	2,819,550	5.3%
Textiles, Apparel & Luxury Goods	134,081	0.2%
Tobacco	331,534	0.6%
Trading Companies & Distributors	123,510	0.2%
Water Utilities	23,649	0.1%
Wireless Telecommunication Services	98,401	0.2%
Other**	7,953,774	14.8%
Total	$53,480,132	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust
See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Communication Services :: 17

Common Stocks (97.6%)

	Shares	Value
Alphabet, Inc.—Class A (Interactive Media & Services)	8,082	$1,424,291
Alphabet, Inc.—Class C (Interactive Media & Services)	6,519	1,156,405
AT&T, Inc. (Diversified Telecommunication Services)	22,496	651,034
Charter Communications, Inc.*—Class A (Media)	1,595	652,052
Comcast Corp.—Class A (Media)	18,122	646,774
Electronic Arts, Inc. (Entertainment)	4,317	689,425
Fox Corp.—Class A (Media)	4,504	252,404
Fox Corp.—Class B (Media)	2,776	143,325
Live Nation Entertainment, Inc.* (Entertainment)	3,317	501,796
Match Group, Inc.* (Interactive Media & Services)	5,161	159,423
Meta Platforms, Inc.—Class A (Interactive Media & Services)	3,744	2,763,410
Netflix, Inc.* (Entertainment)	965	1,292,261
News Corp.—Class A (Media)	7,938	235,917
News Corp.—Class B (Media)	2,346	80,491
Omnicom Group, Inc. (Media)	4,106	295,386
Paramount Global(a)—Class B (Media)	12,664	163,366
Take-Two Interactive Software, Inc.* (Entertainment)	2,716	659,581
The Interpublic Group of Cos., Inc. (Media)	7,781	190,479
The Walt Disney Co. (Entertainment)	5,334	661,469
TKO Group Holdings, Inc.* (Entertainment)	1,411	256,731
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	2,761	657,836
Verizon Communications, Inc. (Diversified Telecommunication Services)	14,575	630,660
Warner Bros. Discovery, Inc.* (Entertainment)	47,379	542,963
TOTAL COMMON STOCKS (Cost $9,609,209)		14,707,479

Repurchase Agreements(b) (1.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $196,023	$196,000	$196,000
TOTAL REPURCHASE AGREEMENTS (Cost $196,000)		196,000

Collateral for Securities Loaned(c) (1.0%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(d)	149,201	$149,201
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $149,201)		149,201
TOTAL INVESTMENT SECURITIES (Cost $9,954,410)—99.9%		15,052,680
Net other assets (liabilities)—0.1%		7,810
NET ASSETS—100.0%		$15,060,490

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $150,956.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	7/23/25	5.08%	$283,940	$13,279

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

18 :: ProFund VP Communication Services :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

ProFund VP Communication Services invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,281,694	8.5%
Entertainment	4,604,226	30.6%
Interactive Media & Services	5,503,529	36.5%
Media	2,660,194	17.6%
Wireless Telecommunication Services	657,836	4.4%
Other**	353,011	2.4%
Total	$15,060,490	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Consumer Discretionary :: 19

Common Stocks (98.8%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,176	$287,972
Amazon.com, Inc.* (Broadline Retail)	20,671	4,535,011
Aptiv PLC* (Automobile Components)	1,098	74,906
AutoZone, Inc.* (Specialty Retail)	84	311,827
Best Buy Co., Inc. (Specialty Retail)	971	65,183
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	158	914,701
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,049	29,781
CarMax, Inc.* (Specialty Retail)	768	51,617
Carnival Corp.* (Hotels, Restaurants & Leisure)	5,294	148,867
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	6,793	381,427
D.R. Horton, Inc. (Household Durables)	1,394	179,715
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	590	128,602
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	765	78,849
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	173	77,954
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,729	426,216
eBay, Inc. (Broadline Retail)	2,324	173,045
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	613	103,401
Ford Motor Co. (Automobiles)	19,693	213,669
Garmin, Ltd. (Household Durables)	777	162,175
General Motors Co. (Automobiles)	4,848	238,570
Genuine Parts Co. (Distributors)	700	84,917
Hasbro, Inc. (Leisure Products)	664	49,016
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,198	319,075
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	1,710	74,402
Lennar Corp.—Class A (Household Durables)	1,171	129,524
LKQ Corp. (Distributors)	1,302	48,187
Lowe's Cos., Inc. (Specialty Retail)	2,822	626,117
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	557	132,332
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,147	313,336
McDonald's Corp. (Hotels, Restaurants & Leisure)	2,858	835,022
MGM Resorts International (Hotels, Restaurants & Leisure)	1,043	35,869
Mohawk Industries, Inc.* (Household Durables)	262	27,468
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	5,940	421,978
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,253	45,691
NVR, Inc.* (Household Durables)	15	110,785
O'Reilly Automotive, Inc.* (Specialty Retail)	4,310	388,460
Pool Corp. (Distributors)	190	55,381

Common Stocks, continued

	Shares	Value
PulteGroup, Inc. (Household Durables)	1,011	$106,620
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	201	55,130
Ross Stores, Inc. (Specialty Retail)	1,658	211,528
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,260	394,556
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,730	525,040
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,047	91,937
Tesla, Inc.* (Automobiles)	10,012	3,180,412
The Home Depot, Inc. (Specialty Retail)	3,551	1,301,940
The TJX Cos., Inc. (Specialty Retail)	5,629	695,125
Tractor Supply Co. (Specialty Retail)	2,673	141,054
Ulta Beauty, Inc.* (Specialty Retail)	228	106,663
Williams-Sonoma, Inc. (Specialty Retail)	620	101,289
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	444	41,589
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,402	207,748
TOTAL COMMON STOCKS (Cost $8,912,174)		19,441,679

Repurchase Agreements(a) (1.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $359,042	$359,000	$359,000
TOTAL REPURCHASE AGREEMENTS (Cost $359,000)		359,000
TOTAL INVESTMENT SECURITIES (Cost $9,271,174)—100.6%		19,800,679
Net other assets (liabilities)—(0.6)%		(120,447)
NET ASSETS—100.0%		$19,680,232

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

20 :: ProFund VP Consumer Discretionary :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	7/23/25	5.08%	$131,881	$1,036

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Discretionary invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Automobile Components	$74,906	0.4%
Automobiles	3,632,651	18.5%
Broadline Retail	4,708,056	23.9%
Distributors	188,485	1.0%
Hotels, Restaurants & Leisure	5,291,248	26.9%
Household Durables	716,287	3.6%
Leisure Products	49,017	0.2%
Specialty Retail	4,000,803	20.3%
Textiles, Apparel & Luxury Goods	780,226	4.0%
Other**	238,553	1.2%
Total	$19,680,232	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Consumer Staples :: 21

Common Stocks (97.8%)

	Shares	Value
Altria Group, Inc. (Tobacco)	7,694	$451,099
Archer-Daniels-Midland Co. (Food Products)	3,087	162,932
Brown-Forman Corp.—Class B (Beverages)	1,170	31,485
Bunge Global SA (Food Products)	863	69,282
Campbell Soup Co. (Food Products)	1,264	38,742
Church & Dwight Co., Inc. (Household Products)	1,582	152,046
Colgate-Palmolive Co. (Household Products)	5,004	454,864
Conagra Brands, Inc. (Food Products)	3,067	62,781
Constellation Brands, Inc.—Class A (Beverages)	983	159,914
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,033	1,022,609
Dollar General Corp. (Consumer Staples Distribution & Retail)	1,413	161,619
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,269	125,682
General Mills, Inc. (Food Products)	3,518	182,268
Hormel Foods Corp. (Food Products)	1,872	56,628
Kellanova (Food Products)	1,727	137,348
Kenvue, Inc. (Personal Care Products)	12,335	258,172
Keurig Dr Pepper, Inc. (Beverages)	8,726	288,482
Kimberly-Clark Corp. (Household Products)	2,132	274,857
Lamb Weston Holdings, Inc. (Food Products)	907	47,028
McCormick & Co., Inc. (Food Products)	1,623	123,056
Molson Coors Beverage Co.—Class B (Beverages)	1,101	52,947
Mondelez International, Inc.—Class A (Food Products)	6,885	464,323
Monster Beverage Corp.* (Beverages)	4,511	282,569
PepsiCo, Inc. (Beverages)	3,549	468,610
Philip Morris International, Inc. (Tobacco)	3,626	660,404
Sysco Corp. (Consumer Staples Distribution & Retail)	3,114	235,854
Target Corp. (Consumer Staples Distribution & Retail)	2,919	287,959
The Clorox Co. (Household Products)	792	95,095
The Coca-Cola Co. (Beverages)	9,023	638,377
The Estee Lauder Cos., Inc. (Personal Care Products)	1,505	121,604

Common Stocks, continued

	Shares	Value
The Hershey Co. (Food Products)	951	$157,818
The J.M. Smucker Co. (Food Products)	684	67,169
The Kraft Heinz Co. (Food Products)	5,551	143,327
The Kroger Co. (Consumer Staples Distribution & Retail)	3,936	282,329
The Procter & Gamble Co. (Household Products)	5,461	870,047
Tyson Foods, Inc.—Class A (Food Products)	1,839	102,874
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	4,611	52,934
Walmart, Inc. (Consumer Staples Distribution & Retail)	10,064	984,058
TOTAL COMMON STOCKS (Cost $5,076,463)		10,229,192

Repurchase Agreements(a) (1.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $157,019	$157,000	$157,000
TOTAL REPURCHASE AGREEMENTS (Cost $157,000)		157,000
TOTAL INVESTMENT SECURITIES (Cost $5,233,463)—99.3%		10,386,192
Net other assets (liabilities)—0.7%		75,626
NET ASSETS—100.0%		$10,461,818

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	7/23/25	5.08%	$169,605	$(2,043)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

22 :: ProFund VP Consumer Staples :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

ProFund VP Consumer Staples invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Beverages	$1,922,384	18.4%
Consumer Staples Distribution & Retail	3,153,044	30.1%
Food Products	1,815,576	17.4%
Household Products	1,846,909	17.7%
Personal Care Products	379,776	3.6%
Tobacco	1,111,503	10.6%
Other**	232,626	2.2%
Total	$10,461,818	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Dow 30 :: 23

Repurchase Agreements(a)(b) (99.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $364,043	$364,000	$364,000
TOTAL REPURCHASE AGREEMENTS (Cost $364,000)		364,000
TOTAL INVESTMENT SECURITIES (Cost $364,000)—99.5%		364,000
Net other assets (liabilities)—0.5%		1,813
NET ASSETS—100.0%		$365,813

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $51,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/28/25	5.08%	$293,416	$1,709
Dow Jones Industrial Average	UBS AG	7/28/25	5.13%	71,897	419
				$365,313	$2,128

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

24 :: ProFund VP Emerging Markets :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks (92.0%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	34,076	$3,864,559
Ambev S.A.ADR (Beverages)	75,297	181,466
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	16,049	287,919
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	29,411	303,816
Baidu, Inc.*ADR (Interactive Media & Services)	4,746	407,017
Banco Bradesco S.A.ADR (Banks)	90,349	279,178
Banco de ChileADR (Banks)	3,792	115,353
BeiGene, Ltd.*ADR (Biotechnology)	1,085	262,646
Cemex S.A.B. de C.V.ADR (Construction Materials)	25,848	179,127
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	15,578	115,745
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	6,484	302,219
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	7,806	171,498
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	10,405	156,387
Embraer S.A.*ADR (Aerospace & Defense)	2,972	169,137
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,941	302,863
Full Truck Alliance Co., Ltd.*ADR (Ground Transportation)	12,678	149,727
Gold Fields, Ltd.ADR (Metals & Mining)	15,290	361,914
Grupo Aeroportuario del Pacifico S.A.B. de C.V.*ADR (Transportation Infrastructure)	697	160,046
Grupo Aeroportuario del Sureste S.A.B. de C.V.*ADR (Transportation Infrastructure)	297	94,704
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	2,778	94,230
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	9,540	133,274
HDFC Bank, Ltd.ADR(a) (Banks)	32,225	2,470,691
ICICI Bank, Ltd.ADR (Banks)	37,042	1,246,093
Infosys, Ltd.ADR (IT Services)	61,708	1,143,449
Itau Unibanco Holding S.A.ADR (Banks)	91,055	618,263
JD.com, Inc.*ADR (Broadline Retail)	24,755	808,003
Kanzhun, Ltd.*ADR (Interactive Media & Services)	5,851	104,382
KB Financial Group, Inc.ADR (Banks)	6,316	521,638
KE Holdings, Inc.*ADR (Real Estate Management & Development)	12,011	213,075
Li Auto, Inc.*ADR(a) (Automobiles)	10,949	296,828
NetEase, Inc.ADR (Entertainment)	5,840	785,947
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	2,091	112,809
NIO, Inc.*ADR(a) (Automobiles)	30,133	103,356
PDD Holdings, Inc.*ADR (Broadline Retail)	12,007	1,256,653
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	31,777	397,530
POSCO Holdings, Inc.ADR (Metals & Mining)	4,978	241,383
Shinhan Financial Group Co., Ltd.ADR (Banks)	8,470	382,675
Suzano S.A.ADR(a) (Paper & Forest Products)	11,863	111,631

Common Stocks, continued

	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	25,713	$5,823,738
TAL Education Group*ADR (Diversified Consumer Services)	9,518	97,274
Telekomunikasi Indonesia Persero Tbk.ADR (Diversified Telecommunication Services)	8,116	137,485
Tencent Music Entertainment GroupADR (Entertainment)	9,189	179,094
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	9,152	536,673
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	39,885	305,120
Vale S.A.ADR (Metals & Mining)	61,240	594,640
Wipro, Ltd.ADR (IT Services)	48,255	145,730
Woori Financial Group, Inc.ADR (Banks)	3,760	186,985
XPeng, Inc.*ADR (Automobiles)	11,275	201,597
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	6,337	112,482
TOTAL COMMON STOCKS (Cost $15,188,727)		27,228,049

Preferred Stocks (1.4%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	36,700	423,518
TOTAL PREFERRED STOCKS (Cost $143,800)		423,518

Repurchase Agreements(b)(c) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $331,039	$331,000	$331,000
TOTAL REPURCHASE AGREEMENTS (Cost $331,000)		331,000

Collateral for Securities Loaned(d) (13.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(e)	3,998,532	$3,998,532
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,998,532)		3,998,532
TOTAL INVESTMENT SECURITIES (Cost $19,662,059)—108.0%		31,981,099
Net other assets (liabilities)—(8.0)%		(2,378,699)
NET ASSETS—100.0%		$29,602,400

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $3,308,507.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Emerging Markets :: 25

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $331,000.

(d)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

ADR  American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	7/28/25	5.08%	$759,634	$(1,513)
S&P Emerging 50 ADR Index (USD)	UBS AG	7/28/25	5.13%	1,183,265	(1,505)
				$1,942,899	$(3,018)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Aerospace & Defense	$169,136	0.6%
Air Freight & Logistics	112,482	0.4%
Automobiles	601,781	2.1%
Banks	5,820,876	19.7%
Beverages	484,330	1.6%
Biotechnology	262,646	0.9%
Broadline Retail	5,929,215	20.0%
Construction Materials	179,126	0.6%
Diversified Consumer Services	210,083	0.7%
Diversified Telecommunication Services	439,704	1.5%
Electric Utilities	115,745	0.4%
Entertainment	965,041	3.3%
Ground Transportation	149,727	0.5%
Hotels, Restaurants & Leisure	630,903	2.1%
Interactive Media & Services	511,399	1.7%
IT Services	1,289,180	4.4%
Metals & Mining	1,331,212	4.5%
Oil, Gas & Consumable Fuels	821,048	2.7%
Paper & Forest Products	111,631	0.4%
Pharmaceuticals	156,387	0.5%
Real Estate Management & Development	213,075	0.7%
Semiconductors & Semiconductor Equipment	6,432,673	21.7%
Transportation Infrastructure	254,750	0.8%
Water Utilities	171,498	0.6%
Wireless Telecommunication Services	287,919	1.0%
Other**	1,950,833	6.6%
Total	$29,602,400	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as or June 30, 2025:

	Value	% of Net Assets
Brazil	$3,062,606	10.3%
Chile	115,353	0.4%
China	9,049,679	30.6%
India	5,162,351	17.5%
Indonesia	137,485	0.5%
Mexico	1,024,659	3.4%
Singapore	536,673	1.8%
South Africa	495,188	1.7%
South Korea	1,332,681	4.5%
Taiwan	6,734,892	22.7%
Other**	1,950,833	6.6%
Total	$29,602,400	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

26 :: ProFund VP Energy :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks (98.9%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	8,623	$157,715
Baker Hughes Co. (Energy Equipment & Services)	23,675	907,700
Chevron Corp. (Oil, Gas & Consumable Fuels)	33,171	4,749,754
ConocoPhillips (Oil, Gas & Consumable Fuels)	25,783	2,313,766
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	18,239	462,906
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	15,343	488,061
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	4,468	613,903
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	12,085	1,445,487
EQT Corp. (Oil, Gas & Consumable Fuels)	14,305	834,268
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	5,175	605,165
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	67,765	7,305,066
Halliburton Co. (Energy Equipment & Services)	20,544	418,687
Hess Corp. (Oil, Gas & Consumable Fuels)	6,625	917,828
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	46,195	1,358,133
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,341	1,219,414
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	16,932	711,313
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	14,926	1,218,409
Phillips 66 (Oil, Gas & Consumable Fuels)	9,736	1,161,505
Schlumberger N.V. (Energy Equipment & Services)	32,502	1,098,567

Common Stocks, continued

	Shares	Value
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,184	$902,431
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	450	475,376
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	24,390	1,531,936
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	7,484	1,005,999
TOTAL COMMON STOCKS (Cost $8,994,360)		31,903,389

Repurchase Agreements(a) (2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $818,097	$818,000	$818,000
TOTAL REPURCHASE AGREEMENTS (Cost $818,000)		818,000
TOTAL INVESTMENT SECURITIES (Cost $9,812,360)—101.4%		32,721,389
Net other assets (liabilities)—(1.4)%		(445,063)
NET ASSETS—100.0%		$32,276,326

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	7/23/25	5.08%	$508,288	$(28,181)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Energy invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Energy Equipment & Services	$2,424,954	7.5%
Oil, Gas & Consumable Fuels	29,478,435	91.4%
Other**	372,937	1.1%
Total	$32,276,326	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Europe 30 :: 27

Common Stocks (99.8%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR(a) (Beverages)	12,839	$882,296
ArcelorMittal SAADR (Metals & Mining)	17,601	555,840
Argenx SE*ADR (Biotechnology)	1,036	571,064
ARM Holdings PLC*ADR(a) (Semiconductors & Semiconductor Equipment)	5,799	937,930
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	829	664,352
AstraZeneca PLCADR (Pharmaceuticals)	7,454	520,886
Barclays PLCADR (Banks)	36,650	681,324
BioNTech SE*ADR(a) (Biotechnology)	3,727	396,814
BP PLCADR (Oil, Gas & Consumable Fuels)	20,084	601,114
British American Tobacco PLCADR (Tobacco)	16,152	764,474
Diageo PLCADR (Beverages)	4,348	438,452
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	23,605	593,430
GSK PLCADR (Pharmaceuticals)	16,358	628,147
Haleon PLCADR (Personal Care Products)	49,283	511,065
HSBC Holdings PLCADR(a) (Banks)	17,601	1,069,964
ING Groep N.V.ADR (Banks)	31,887	697,369
Jumia Technologies AG*ADR(a) (Advertising & Marketing)	86,345	347,107
National Grid PLCADR(a) (Multi-Utilities)	8,904	662,547
Nokia OyjADR(a) (Communications Equipment)	94,632	490,194
Novo Nordisk A/SADR (Pharmaceuticals)	9,525	657,416
RELX PLCADR (Professional Services)	13,046	708,920
Rio Tinto PLCADR (Metals & Mining)	10,977	640,288
Ryanair Holdings PLCADR (Passenger Airlines)	9,525	549,307
Sanofi S.A.ADR (Pharmaceuticals)	14,495	700,253
SAP SEADR (Software)	4,970	1,511,376
Shell PLCADR (Oil, Gas & Consumable Fuels)	10,354	729,025
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	52,802	447,761
Tenaris S.A.ADR (Energy Equipment & Services)	10,973	410,390
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	11,804	724,648
Vodafone Group PLCADR (Wireless Telecommunication Services)	49,076	523,150
TOTAL COMMON STOCKS (Cost $13,204,816)		19,616,903

Collateral for Securities Loaned(b) (17.7%)

Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(c)	3,487,637	3,487,637
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,487,637)		3,487,637
TOTAL INVESTMENT SECURITIES (Cost $16,692,453)—117.5%		23,104,540
Net other assets (liabilities)—(17.5)%		(3,438,588)
NET ASSETS—100.0%		$19,665,952

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $3,427,029.

(b)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(c)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

ADR  American Depositary Receipt

NYS  New York Shares

ProFund VP Europe 30 invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Advertising & Marketing	$347,107	1.8%
Banks	2,448,657	12.4%
Beverages	1,320,748	6.7%
Biotechnology	967,877	4.9%
Communications Equipment	937,955	4.8%
Energy Equipment & Services	410,390	2.1%
Metals & Mining	1,196,128	6.1%
Multi-Utilities	662,547	3.4%
Oil, Gas & Consumable Fuels	2,648,217	13.4%
Passenger Airlines	549,307	2.8%
Personal Care Products	511,065	2.6%
Pharmaceuticals	2,506,702	12.8%
Professional Services	708,920	3.6%
Semiconductors & Semiconductor Equipment	1,602,282	8.1%
Software	1,511,377	7.7%
Tobacco	764,474	3.9%
Wireless Telecommunication Services	523,150	2.7%
Other**	49,049	0.2%
Total	$19,665,952	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as or June 30, 2025:

	Value	% of Net Assets
Belgium	$882,296	4.5%
Denmark	657,416	3.3%
Finland	490,194	2.5%
France	1,424,901	7.3%
Germany	2,255,297	11.5%
Ireland	549,307	2.8%
Luxembourg	966,230	4.9%
Netherlands	1,932,785	9.8%
Norway	593,430	3.0%
Sweden	447,761	2.3%
United Kingdom	9,417,286	47.9%
Other**	49,049	0.2%
Total	$19,665,952	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

28 :: ProFund VP Falling U.S. Dollar :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Repurchase Agreements(a)(b) (98.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $694,082	$694,000	$694,000
TOTAL REPURCHASE AGREEMENTS (Cost $694,000)		694,000
TOTAL INVESTMENT SECURITIES (Cost $694,000)—98.5%		694,000
Net other assets (liabilities)—1.5%		10,218
NET ASSETS—100.0%		$704,218

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $6,000.

As of June 30, 2025, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	32,382	U.S. dollar	$43,753	07/11/25	$44,443	$690
Canadian dollar	45,994	U.S. dollar	33,690	07/11/25	33,800	110
Euro	186,781	U.S. dollar	214,485	07/11/25	220,166	5,681
Japanese yen	7,568,498	U.S. dollar	52,378	07/11/25	52,634	256
Swedish krona	150,111	U.S. dollar	15,691	07/11/25	15,885	194
Swiss franc	11,456	U.S. dollar	14,011	07/11/25	14,467	456
Total Long Contracts			$374,008		$381,395	$7,387

As of June 30, 2025, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG were as follows:

Long:
British pound	27,922	U.S. dollar	$37,727	07/11/25	$38,322	$595
Canadian dollar	39,892	U.S. dollar	29,219	07/11/25	29,316	97
Euro	160,643	U.S. dollar	184,509	07/11/25	189,356	4,847
Japanese yen	5,833,913	U.S. dollar	40,383	07/11/25	40,571	188
Swedish krona	125,707	U.S. dollar	13,141	07/11/25	13,303	162
Swiss franc	8,876	U.S. dollar	10,858	07/11/25	11,209	351
Total Long Contracts			$315,837		$322,077	$6,240
Total unrealized appreciation						$13,627
Total unrealized (depreciation)						—
Total net unrealized appreciation/(depreciation)						$13,627

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFunds VP Financials :: 29

Common Stocks (97.3%)

	Shares		Value
Aflac, Inc. (Insurance)	2,332		$245,933
Allstate Corp. (Insurance)	1,269		255,462
American Express Co. (Consumer Finance)	2,653		846,254
American International Group, Inc. (Insurance)	2,763		236,485
Ameriprise Financial, Inc. (Capital Markets)	456		243,381
Aon PLC—Class A (Insurance)	1,035		369,247
Apollo Global Management, Inc. (Financial Services)	2,164		307,007
Arch Capital Group, Ltd.* (Insurance)	1,789		162,888
Arthur J. Gallagher & Co. (Insurance)	1,228		393,107
Assurant, Inc. (Insurance)	243		47,990
Bank of America Corp. (Banks)	31,410		1,486,321
Berkshire Hathaway, Inc.*—Class B (Financial Services)	8,790		4,269,918
BlackRock, Inc. (Capital Markets)	698		732,377
Blackstone, Inc. (Capital Markets)	3,497		523,081
Brown & Brown, Inc. (Insurance)	1,343		148,898
Capital One Financial Corp. (Consumer Finance)	3,066		652,322
Cboe Global Markets, Inc. (Capital Markets)	502		117,071
Chubb, Ltd. (Insurance)	1,786		517,440
Cincinnati Financial Corp. (Insurance)	749		111,541
Citigroup, Inc. (Banks)	8,953		762,079
Citizens Financial Group, Inc. (Banks)	2,079		93,035
CME Group, Inc. (Capital Markets)	1,727		475,996
Coinbase Global, Inc.*—Class A (Capital Markets)	1,013		355,046
Corpay, Inc.* (Software)	338		112,155
Erie Indemnity Co.*—Class A (Insurance)	120		41,615
Everest Group, Ltd. (Insurance)	204		69,329
FactSet Research Systems, Inc. (Capital Markets)	182		81,405
Fidelity National Information Services, Inc. (Financial Services)	2,518		204,990
Fifth Third Bancorp (Banks)	3,200		131,616
First Horizon Corp. (Banks)	—	(a)	8
Fiserv, Inc.* (Financial Services)	2,658		458,266
Franklin Resources, Inc. (Capital Markets)	1,486		35,441
Global Payments, Inc. (Financial Services)	1,169		93,567
Globe Life, Inc. (Insurance)	396		49,219
Huntington Bancshares, Inc. (Banks)	6,983		117,035
Intercontinental Exchange, Inc. (Capital Markets)	2,750		504,543
Invesco, Ltd. (Capital Markets)	2,145		33,827
Jack Henry & Associates, Inc. (Financial Services)	349		62,879
JPMorgan Chase & Co. (Banks)	13,321		3,861,892
KeyCorp (Banks)	4,728		82,362
KKR & Co., Inc. (Capital Markets)	3,245		431,682
Loews Corp. (Insurance)	834		76,444
M&T Bank Corp. (Banks)	769		149,178
MarketAxess Holdings, Inc. (Capital Markets)	180		40,201
Marsh & McLennan Cos., Inc. (Insurance)	2,362		516,428
MasterCard, Inc.—Class A (Financial Services)	3,888		2,184,823
MetLife, Inc. (Insurance)	2,703		217,375
Moody's Corp. (Capital Markets)	742		372,180
Morgan Stanley (Capital Markets)	5,921		834,032
MSCI, Inc. (Capital Markets)	371		213,971
Nasdaq, Inc. (Capital Markets)	1,981		177,141
Northern Trust Corp. (Capital Markets)	933		118,295
PayPal Holdings, Inc.* (Financial Services)	4,662		346,480

Common Stocks, continued

	Shares	Value
PNC Financial Services Group, Inc. (Banks)	1,896	$353,452
Principal Financial Group, Inc. (Insurance)	989	78,556
Prudential Financial, Inc. (Insurance)	1,697	182,326
Raymond James Financial, Inc. (Capital Markets)	870	133,432
Regions Financial Corp. (Banks)	4,309	101,348
S&P Global, Inc. (Capital Markets)	1,505	793,571
State Street Corp. (Capital Markets)	1,367	145,367
Synchrony Financial (Consumer Finance)	1,825	121,801
T. Rowe Price Group, Inc. (Capital Markets)	1,056	101,904
The Bank of New York Mellon Corp. (Capital Markets)	3,429	312,416
The Charles Schwab Corp. (Capital Markets)	8,187	746,982
The Goldman Sachs Group, Inc. (Capital Markets)	1,471	1,041,100
The Hartford Financial Services Group, Inc. (Insurance)	1,362	172,797
The Progressive Corp. (Insurance)	2,810	749,878
The Travelers Cos., Inc. (Insurance)	1,086	290,548
Truist Financial Corp. (Banks)	6,277	269,848
U.S. Bancorp (Banks)	7,468	337,927
Visa, Inc.—Class A (Financial Services)	8,201	2,911,765
W.R. Berkley Corp. (Insurance)	1,437	105,576
Wells Fargo & Co. (Banks)	15,599	1,249,792
Willis Towers Watson PLC (Insurance)	475	145,588
TOTAL COMMON STOCKS (Cost $7,456,456)		35,317,232

Repurchase Agreements(b) (1.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $368,043	$368,000	$368,000
TOTAL REPURCHASE AGREEMENTS (Cost $368,000)		368,000
TOTAL INVESTMENT SECURITIES (Cost $7,824,456)—98.3%		35,685,232
Net other assets (liabilities)—1.7%		605,766
NET ASSETS—100.0%		$36,290,998

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

30 :: ProFunds VP Financials :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	7/23/25	5.08%	$802,083	$19,541

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Banks	$8,995,893	24.8%
Capital Markets	8,564,442	23.6%
Consumer Finance	1,620,377	4.4%
Financial Services	10,839,695	29.9%
Insurance	5,184,670	14.3%
Software	112,155	0.3%
Other**	973,766	2.7%
Total	$36,290,998	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Government Money Market :: 31

U.S. Treasury Obligations (49.4%)

	Principal Amount	Value
U.S. Treasury Bills 0.00%(a), 7/1/25	$2,000,000	$2,000,000
2.79%(a), 7/3/25	2,000,000	1,999,536
3.62%(a), 7/8/25	2,000,000	1,998,384
3.77%(a), 7/10/25	2,000,000	1,997,924
3.87%(a), 7/15/25	4,000,000	3,993,475
3.89%(a), 7/17/25	2,000,000	1,996,294
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,985,613)		13,985,613

Repurchase Agreements(b) (50.3%)

Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $14,271,684	14,270,000	14,270,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,270,000)		14,270,000
TOTAL INVESTMENT SECURITIES (Cost $28,255,613)—99.7%		28,255,613
Net other assets (liabilities)—0.3%		90,875
NET ASSETS—100.0%		$28,346,488

(a)  Reflects the effective yield or interest rate in effect at June 30, 2025.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

32 :: ProFund VP Health Care :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks (97.3%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	10,667	$1,450,819
AbbVie, Inc. (Biotechnology)	10,830	2,010,265
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,748	206,281
Align Technology, Inc.* (Health Care Equipment & Supplies)	418	79,140
Amgen, Inc. (Biotechnology)	3,297	920,555
Baxter International, Inc. (Health Care Equipment & Supplies)	3,146	95,261
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,757	302,643
Biogen, Inc.* (Biotechnology)	898	112,780
Bio-Techne Corp. (Life Sciences Tools & Services)	961	49,443
Boston Scientific Corp.* (Health Care Equipment & Supplies)	9,071	974,316
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,477	577,560
Cardinal Health, Inc. (Health Care Providers & Services)	1,463	245,784
Cencora, Inc. (Health Care Providers & Services)	1,058	317,241
Centene Corp.* (Health Care Providers & Services)	3,051	165,608
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	301	45,671
CVS Health Corp. (Health Care Providers & Services)	7,756	535,009
Danaher Corp. (Life Sciences Tools & Services)	3,905	771,394
DaVita, Inc.* (Health Care Providers & Services)	255	36,325
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,404	209,845
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	3,597	281,321
Elevance Health, Inc. (Health Care Providers & Services)	1,385	538,710
Eli Lilly & Co. (Pharmaceuticals)	4,823	3,759,673
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,807	207,914
Gilead Sciences, Inc. (Biotechnology)	7,627	845,605
HCA Healthcare, Inc. (Health Care Providers & Services)	1,062	406,852
Henry Schein, Inc.* (Health Care Providers & Services)	746	54,495
Hologic, Inc.* (Health Care Equipment & Supplies)	1,366	89,009
Humana, Inc. (Health Care Providers & Services)	740	180,915
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	493	264,416
Incyte Corp.* (Biotechnology)	985	67,079
Insulet Corp.* (Health Care Equipment & Supplies)	431	135,412
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,198	1,194,415
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,008	158,851
Johnson & Johnson (Pharmaceuticals)	14,752	2,253,368
Labcorp Holdings, Inc. (Health Care Providers & Services)	513	134,668
McKesson Corp. (Health Care Providers & Services)	767	562,042
Medtronic PLC (Health Care Equipment & Supplies)	7,863	685,418

Common Stocks, continued

	Shares	Value
Merck & Co., Inc. (Pharmaceuticals)	15,395	$1,218,668
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	127	149,189
Moderna, Inc.* (Biotechnology)	2,087	57,580
Molina Healthcare, Inc.* (Health Care Providers & Services)	332	98,903
Pfizer, Inc. (Pharmaceuticals)	34,858	844,958
Quest Diagnostics, Inc. (Health Care Providers & Services)	684	122,867
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	637	334,425
ResMed, Inc. (Health Care Equipment & Supplies)	899	231,942
Revvity, Inc. (Life Sciences Tools & Services)	723	69,929
Solventum Corp.* (Health Care Equipment & Supplies)	849	64,388
STERIS PLC (Health Care Equipment & Supplies)	602	144,612
Stryker Corp. (Health Care Equipment & Supplies)	2,109	834,384
The Cigna Group (Health Care Providers & Services)	1,638	541,490
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	1,226	87,242
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,314	938,234
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,562	1,735,177
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	351	63,584
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,574	700,745
Viatris, Inc. (Pharmaceuticals)	7,196	64,260
Waters Corp.* (Life Sciences Tools & Services)	365	127,400
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	440	96,272
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,213	110,638
Zoetis, Inc. (Pharmaceuticals)	2,730	425,744
TOTAL COMMON STOCKS (Cost $5,683,179)		29,988,734

Repurchase Agreements(a) (1.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $572,067	$572,000	$572,000
TOTAL REPURCHASE AGREEMENTS (Cost $572,000)		572,000
TOTAL INVESTMENT SECURITIES (Cost $6,255,179)—99.2%		30,560,734
Net other assets (liabilities)—0.8%		259,435
NET ASSETS—100.0%		$30,820,169

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Health Care :: 33

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	7/23/25	5.08%	$876,737	$13,795

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Biotechnology	$5,049,034	16.4%
Health Care Equipment & Supplies	7,443,135	24.1%
Health Care Providers & Services	5,739,670	18.6%
Life Sciences Tools & Services	2,612,664	8.5%
Pharmaceuticals	9,144,231	29.7%
Other**	831,435	2.7%
Total	$30,820,169	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

34 :: ProFund VP Industrials :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks (97.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,279	$346,955
A.O. Smith Corp. (Building Products)	492	32,260
Allegion PLC (Building Products)	364	52,460
AMETEK, Inc. (Electrical Equipment)	978	176,979
Automatic Data Processing, Inc. (Professional Services)	1,719	530,139
Axon Enterprise, Inc.* (Aerospace & Defense)	313	259,145
Broadridge Financial Solutions, Inc. (Professional Services)	497	120,786
Builders FirstSource, Inc.* (Building Products)	468	54,611
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	503	48,263
Carrier Global Corp. (Building Products)	3,377	247,163
Caterpillar, Inc. (Machinery)	1,992	773,315
Cintas Corp. (Commercial Services & Supplies)	1,454	324,053
Copart, Inc.* (Commercial Services & Supplies)	3,724	182,737
CSX Corp. (Ground Transportation)	7,956	259,604
Cummins, Inc. (Machinery)	583	190,933
Dayforce, Inc.* (Professional Services)	677	37,499
Deere & Co. (Machinery)	1,069	543,576
Delta Air Lines, Inc. (Passenger Airlines)	2,765	135,983
Dover Corp. (Machinery)	581	106,457
Eaton Corp. PLC (Electrical Equipment)	1,657	591,532
Emerson Electric Co. (Electrical Equipment)	2,382	317,592
Equifax, Inc. (Professional Services)	526	136,429
Expeditors International of Washington, Inc. (Air Freight & Logistics)	580	66,265
Fastenal Co. (Trading Companies & Distributors)	4,859	204,078
FedEx Corp. (Air Freight & Logistics)	934	212,308
Fortive Corp. (Machinery)	1,440	75,067
GE Vernova, Inc.* (Electrical Equipment)	1,156	611,698
Generac Holdings, Inc.* (Electrical Equipment)	250	35,803
General Dynamics Corp. (Aerospace & Defense)	1,067	311,201
General Electric Co. (Industrial Conglomerates)	4,517	1,162,631
Honeywell International, Inc. (Industrial Conglomerates)	2,722	633,899
Howmet Aerospace, Inc. (Aerospace & Defense)	1,710	318,282
Hubbell, Inc. (Electrical Equipment)	226	92,301
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	166	40,082
IDEX Corp. (Machinery)	320	56,182
Illinois Tool Works, Inc. (Machinery)	1,129	279,145
Ingersoll Rand, Inc. (Machinery)	1,709	142,155
J.B. Hunt Transport Services, Inc. (Ground Transportation)	332	47,675
Jacobs Solutions, Inc. (Professional Services)	509	66,908
Johnson Controls International PLC (Building Products)	2,787	294,363
L3Harris Technologies, Inc. (Aerospace & Defense)	792	198,665
Leidos Holdings, Inc. (Professional Services)	545	85,979
Lennox International, Inc. (Building Products)	135	77,387
Lockheed Martin Corp. (Aerospace & Defense)	883	408,953
Masco Corp. (Building Products)	893	57,473
Nordson Corp. (Machinery)	229	49,091
Norfolk Southern Corp. (Ground Transportation)	955	244,451
Northrop Grumman Corp. (Aerospace & Defense)	573	286,489
Old Dominion Freight Line, Inc. (Ground Transportation)	788	127,892
Otis Worldwide Corp. (Machinery)	1,672	165,561
PACCAR, Inc. (Machinery)	2,223	211,318

Common Stocks, continued

	Shares	Value
Parker-Hannifin Corp. (Machinery)	541	$377,872
Paychex, Inc. (Professional Services)	1,358	197,535
Paycom Software, Inc. (Professional Services)	206	47,668
Pentair PLC (Machinery)	697	71,554
Quanta Services, Inc. (Construction & Engineering)	628	237,434
Ralliant Corp.* (Electrical Equipment)	1	48
Raytheon Technologies Corp. (Aerospace & Defense)	5,658	826,182
Republic Services, Inc. (Commercial Services & Supplies)	860	212,085
Rockwell Automation, Inc. (Electrical Equipment)	477	158,445
Rollins, Inc. (Commercial Services & Supplies)	1,191	67,196
Snap-on, Inc. (Machinery)	221	68,771
Southwest Airlines Co. (Passenger Airlines)	2,414	78,310
Stanley Black & Decker, Inc. (Machinery)	655	44,376
Textron, Inc. (Aerospace & Defense)	765	61,422
The Boeing Co.* (Aerospace & Defense)	3,193	669,029
Trane Technologies PLC (Building Products)	945	413,353
TransDigm Group, Inc. (Aerospace & Defense)	238	361,912
Uber Technologies, Inc.* (Ground Transportation)	8,857	826,359
Union Pacific Corp. (Ground Transportation)	2,531	582,333
United Airlines Holdings, Inc.* (Passenger Airlines)	1,383	110,128
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	3,108	313,721
United Rentals, Inc. (Trading Companies & Distributors)	275	207,185
Veralto Corp. (Commercial Services & Supplies)	1,050	105,998
Verisk Analytics, Inc. (Professional Services)	592	184,408
W.W. Grainger, Inc. (Trading Companies & Distributors)	185	192,444
Wabtec Corp. (Machinery)	725	151,779
Waste Management, Inc. (Commercial Services & Supplies)	1,551	354,899
Xylem, Inc. (Machinery)	1,031	133,370
TOTAL COMMON STOCKS (Cost $7,615,655)		19,087,589

Repurchase Agreements(a) (2.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $440,052	$440,000	$440,000
TOTAL REPURCHASE AGREEMENTS (Cost $440,000)		440,000
TOTAL INVESTMENT SECURITIES (Cost $8,055,655)—99.4%		19,527,589
Net other assets (liabilities)—0.6%		126,531
NET ASSETS—100.0%		$19,654,120

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Industrials :: 35

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	7/23/25	5.08%	$506,110	$10,497

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Aerospace & Defense	$3,741,362	19.0%
Air Freight & Logistics	640,557	3.3%
Building Products	1,229,070	6.3%
Commercial Services & Supplies	1,246,968	6.3%
Construction & Engineering	237,434	1.2%
Electrical Equipment	1,984,398	10.1%
Ground Transportation	2,088,314	10.6%
Industrial Conglomerates	2,143,485	10.9%
Machinery	3,440,522	17.5%
Passenger Airlines	324,421	1.7%
Professional Services	1,407,351	7.2%
Trading Companies & Distributors	603,707	3.1%
Other**	566,531	2.8%
Total	$19,654,120	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

36 :: ProFund VP International :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Repurchase Agreements(a)(b) (98.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $12,687,497	$12,686,000	$12,686,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,686,000)		12,686,000
TOTAL INVESTMENT SECURITIES (Cost $12,686,000)—98.6%		12,686,000
Net other assets (liabilities)—1.4%		176,948
NET ASSETS—100.0%		$12,862,948

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $1,695,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/28/25	4.98%	$6,523,640	$(91)
MSCI EAFE Index	UBS AG	7/28/25	5.13%	6,333,254	(153)
				$12,856,894	$(244)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Internet :: 37

Common Stocks (97.4%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,579	$341,305
Akamai Technologies, Inc.* (IT Services)	874	69,710
Alphabet, Inc.—Class A (Interactive Media & Services)	4,421	779,113
Alphabet, Inc.—Class C (Interactive Media & Services)	3,567	632,750
Amazon.com, Inc.* (Broadline Retail)	6,669	1,463,112
Arista Networks, Inc.* (Communications Equipment)	6,155	629,718
Atlassian Corp.*—Class A (Software)	988	200,653
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	117	677,340
Box, Inc.*—Class A (Software)	865	29,557
Carvana Co.* (Specialty Retail)	742	250,024
Ciena Corp.* (Communications Equipment)	850	69,131
Cisco Systems, Inc. (Communications Equipment)	11,075	768,383
Cloudflare, Inc.*—Class A (IT Services)	1,856	363,461
Confluent, Inc.*—Class A (Software)	1,711	42,655
Copart, Inc.* (Commercial Services & Supplies)	5,254	257,814
Datadog, Inc.*—Class A (Software)	1,909	256,436
DocuSign, Inc.* (Software)	1,210	94,247
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,049	505,099
DraftKings, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,966	127,212
Dropbox, Inc.*—Class A (Software)	1,173	33,548
Duolingo, Inc.* (Diversified Consumer Services)	235	96,355
eBay, Inc. (Broadline Retail)	2,755	205,137
F5, Inc.* (Communications Equipment)	343	100,952
Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	1,056	301,763
GoDaddy, Inc.*—Class A (IT Services)	852	153,411
HubSpot, Inc.* (Software)	315	175,338
Juniper Networks, Inc. (Communications Equipment)	1,979	79,021
MARA Holdings, Inc.*(a) (Software)	2,103	32,975
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,048	1,511,608
Netflix, Inc.* (Entertainment)	1,166	1,561,425
Nutanix, Inc.*—Class A (Software)	1,482	113,284
Okta, Inc.* (IT Services)	999	99,870
Paycom Software, Inc. (Professional Services)	291	67,337
PayPal Holdings, Inc.* (Financial Services)	5,812	431,948
ROBLOX Corp.*—Class A (Entertainment)	3,313	348,528

Common Stocks, continued

	Shares	Value
Salesforce, Inc. (Software)	2,406	$656,093
Snowflake, Inc.*—Class A (IT Services)	1,994	446,198
Veeva Systems, Inc.*—Class A (Health Care Technology)	896	258,030
VeriSign, Inc.* (IT Services)	483	139,490
Workday, Inc.*—Class A (Software)	1,295	310,800
Zoom Video Communications, Inc.* (Software)	1,569	122,351
TOTAL COMMON STOCKS (Cost $5,653,414)		14,803,182

Repurchase Agreements(b) (2.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $356,042	$356,000	$356,000
TOTAL REPURCHASE AGREEMENTS (Cost $356,000)		356,000

Collateral for Securities Loaned(c) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(d)	29,605	$29,605
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $29,605)		29,605
TOTAL INVESTMENT SECURITIES (Cost $6,039,019)—99.9%		15,188,787
Net other assets (liabilities)—0.1%		22,499
NET ASSETS—100.0%		$15,211,286

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $29,949.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	7/23/25	5.08%	$301,847	$10,162

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

38 :: ProFund VP Internet :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

ProFund VP Internet invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Broadline Retail	$1,668,249	11.0%
Commercial Services & Supplies	257,814	1.7%
Communications Equipment	1,647,205	10.8%
Diversified Consumer Services	96,355	0.6%
Entertainment	1,909,953	12.6%
Financial Services	431,948	2.9%
Health Care Technology	258,030	1.7%
Hotels, Restaurants & Leisure	1,952,719	12.8%
Interactive Media & Services	2,923,471	19.2%
IT Services	1,272,140	8.4%
Professional Services	67,337	0.4%
Software	2,067,936	13.6%
Specialty Retail	250,025	1.7%
Other**	408,104	2.6%
Total	$15,211,286	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Japan :: 39

Repurchase Agreements(a) (112.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $12,637,491	$12,636,000	$12,636,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,636,000)		12,636,000
TOTAL INVESTMENT SECURITIES (Cost $12,636,000)—112.0%		12,636,000
Net other assets (liabilities)—(12.0)%		(1,352,400)
NET ASSETS—100.0%		$11,283,600

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Index Futures Contracts	55	9/12/25	$11,108,625	$622,875

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	7/28/25	4.78%	$178,855	$(1,207)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

40 :: ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks (99.8%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	930	$172,627
Adobe, Inc.* (Software)	224	86,661
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	540	71,464
Allegion PLC (Building Products)	57	8,215
Alphabet, Inc.—Class A (Interactive Media & Services)	7,295	1,285,598
Alphabet, Inc.—Class C (Interactive Media & Services)	5,884	1,043,763
Altria Group, Inc. (Tobacco)	968	56,754
Amazon.com, Inc.* (Broadline Retail)	6,870	1,507,209
American Express Co. (Consumer Finance)	694	221,372
Ameriprise Financial, Inc. (Capital Markets)	121	64,581
AMETEK, Inc. (Electrical Equipment)	136	24,611
Amgen, Inc. (Biotechnology)	290	80,971
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,514	149,508
ANSYS, Inc.* (Software)	49	17,210
Aon PLC—Class A (Insurance)	138	49,233
Apollo Global Management, Inc. (Financial Services)	564	80,015
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,611	1,766,719
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	426	77,988
Arch Capital Group, Ltd.* (Insurance)	465	42,338
Arista Networks, Inc.* (Communications Equipment)	1,288	131,775
Arthur J. Gallagher & Co. (Insurance)	145	46,417
Autodesk, Inc.* (Software)	269	83,274
Automatic Data Processing, Inc. (Professional Services)	290	89,436
AutoZone, Inc.* (Specialty Retail)	21	77,957
AvalonBay Communities, Inc. (Residential REITs)	79	16,076
Axon Enterprise, Inc.* (Aerospace & Defense)	93	76,998
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,127	547,463
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	42	243,148
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,852	198,923
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	5,894	1,624,682
Broadridge Financial Solutions, Inc. (Professional Services)	65	15,797
Brown & Brown, Inc. (Insurance)	350	38,805
Builders FirstSource, Inc.* (Building Products)	70	8,168
Cadence Design Systems, Inc.* (Software)	189	58,240
Camden Property Trust (Residential REITs)	66	7,438
Carnival Corp.* (Hotels, Restaurants & Leisure)	1,311	36,865
Carrier Global Corp. (Building Products)	475	34,765
Caterpillar, Inc. (Machinery)	589	228,655
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	367	51,424
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,685	94,613
Cincinnati Financial Corp. (Insurance)	103	15,339
Cintas Corp. (Commercial Services & Supplies)	430	95,834

Common Stocks, continued

	Shares		Value
Coinbase Global, Inc.*—Class A (Capital Markets)	130		$45,564
Colgate-Palmolive Co. (Household Products)	444		40,360
Constellation Energy Corp. (Electric Utilities)	393		126,844
Copart, Inc.* (Commercial Services & Supplies)	1,098		53,879
Corpay, Inc.* (Software)	89		29,532
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	556		550,407
Crowdstrike Holdings, Inc.*—Class A (Software)	311		158,395
CSX Corp. (Ground Transportation)	1,079		35,208
Cummins, Inc. (Machinery)	173		56,658
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	63		13,732
DaVita, Inc.* (Health Care Providers & Services)	52		7,407
Dayforce, Inc.* (Professional Services)	198		10,967
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	188		19,377
Deere & Co. (Machinery)	139		70,680
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	173		21,210
Delta Air Lines, Inc. (Passenger Airlines)	816		40,131
Dexcom, Inc.* (Health Care Equipment & Supplies)	210		18,331
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	18		8,111
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	430		105,999
Dover Corp. (Machinery)	77		14,109
Eaton Corp. PLC (Electrical Equipment)	489		174,568
eBay, Inc. (Broadline Retail)	385		28,667
Ecolab, Inc. (Chemicals)	156		42,033
Electronic Arts, Inc. (Entertainment)	114		18,206
Eli Lilly & Co. (Pharmaceuticals)	987		769,396
Emerson Electric Co. (Electrical Equipment)	479		63,865
Equinix, Inc. (Specialized REITs)	57		45,342
Erie Indemnity Co.*—Class A (Insurance)	33		11,444
Essex Property Trust, Inc. (Residential REITs)	40		11,335
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	151		25,471
Extra Space Storage, Inc. (Specialized REITs)	118		17,398
F5, Inc.* (Communications Equipment)	34		10,007
FactSet Research Systems, Inc. (Capital Markets)	22		9,840
Fair Isaac Corp.* (Software)	32		58,495
Fastenal Co. (Trading Companies & Distributors)	817		34,314
First Horizon Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	72		11,919
Fiserv, Inc.* (Financial Services)	694		119,653
Fortinet, Inc.* (Software)	793		83,836
Garmin, Ltd. (Household Durables)	194		40,492
Gartner, Inc.* (IT Services)	98		39,614
GE Vernova, Inc.* (Electrical Equipment)	343		181,498
Gen Digital, Inc. (Software)	394		11,584
Generac Holdings, Inc.* (Electrical Equipment)	46		6,588
General Electric Co. (Industrial Conglomerates)	548		141,050
GoDaddy, Inc.*—Class A (IT Services)	178		32,051

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth :: 41

Common Stocks, continued

	Shares	Value
HCA Healthcare, Inc. (Health Care Providers & Services)	129	$49,420
Hess Corp. (Oil, Gas & Consumable Fuels)	348	48,212
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	298	79,369
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	545	8,371
Howmet Aerospace, Inc. (Aerospace & Defense)	506	94,182
Hubbell, Inc. (Electrical Equipment)	67	27,363
Illinois Tool Works, Inc. (Machinery)	137	33,873
Incyte Corp.* (Biotechnology)	118	8,036
Ingersoll Rand, Inc. (Machinery)	504	41,923
Insulet Corp.* (Health Care Equipment & Supplies)	89	27,962
Intercontinental Exchange, Inc. (Capital Markets)	374	68,618
International Business Machines Corp. (IT Services)	1,167	344,008
Intuit, Inc. (Software)	351	276,458
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	449	243,992
Iron Mountain, Inc. (Specialized REITs)	368	37,746
Jack Henry & Associates, Inc. (Financial Services)	36	6,486
JPMorgan Chase & Co. (Banks)	1,986	575,761
KKR & Co., Inc. (Capital Markets)	371	49,354
KLA Corp. (Semiconductors & Semiconductor Equipment)	166	148,693
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	422	18,361
Leidos Holdings, Inc. (Professional Services)	83	13,094
Lennox International, Inc. (Building Products)	41	23,503
Live Nation Entertainment, Inc.* (Entertainment)	195	29,500
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	64	15,205
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	285	77,953
Marsh & McLennan Cos., Inc. (Insurance)	272	59,470
Martin Marietta Materials, Inc. (Construction Materials)	40	21,958
Masco Corp. (Building Products)	106	6,822
MasterCard, Inc.—Class A (Financial Services)	1,016	570,931
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,722	2,009,080
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	11	12,922
Microsoft Corp. (Software)	4,843	2,408,957
Mid-America Apartment Communities, Inc. (Residential REITs)	59	8,733
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	59	43,151
Monster Beverage Corp.* (Beverages)	385	24,116
Moody's Corp. (Capital Markets)	102	51,162
Morgan Stanley (Capital Markets)	696	98,039
Motorola Solutions, Inc. (Communications Equipment)	211	88,717
MSCI, Inc. (Capital Markets)	98	56,521

Common Stocks, continued

	Shares	Value
Nasdaq, Inc. (Capital Markets)	210	$18,778
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	117	12,466
Netflix, Inc.* (Entertainment)	533	713,756
NextEra Energy, Inc. (Electric Utilities)	1,725	119,750
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	555	11,255
NRG Energy, Inc. (Electric Utilities)	243	39,021
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	30,571	4,829,913
NVR, Inc.* (Household Durables)	2	14,771
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	125	27,311
Old Dominion Freight Line, Inc. (Ground Transportation)	108	17,528
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	435	35,509
Oracle Corp. (Software)	2,039	445,787
O'Reilly Automotive, Inc.* (Specialty Retail)	1,069	96,349
PACCAR, Inc. (Machinery)	360	34,222
Packaging Corp. of America (Containers & Packaging)	56	10,553
Palantir Technologies, Inc.*—Class A (Software)	2,665	363,293
Palo Alto Networks, Inc.* (Software)	828	169,442
Parker-Hannifin Corp. (Machinery)	161	112,453
Paychex, Inc. (Professional Services)	188	27,346
Paycom Software, Inc. (Professional Services)	60	13,884
PayPal Holdings, Inc.* (Financial Services)	814	60,496
Pentair PLC (Machinery)	131	13,448
Philip Morris International, Inc. (Tobacco)	1,055	192,147
PPL Corp. (Electric Utilities)	477	16,166
PTC, Inc.* (Software)	71	12,236
Public Service Enterprise Group, Inc. (Multi-Utilities)	292	24,581
Public Storage (Specialized REITs)	198	58,097
PulteGroup, Inc. (Household Durables)	249	26,260
Quanta Services, Inc. (Construction & Engineering)	187	70,701
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	50	13,714
Raymond James Financial, Inc. (Capital Markets)	140	21,472
Raytheon Technologies Corp. (Aerospace & Defense)	955	139,450
Republic Services, Inc. (Commercial Services & Supplies)	254	62,639
ResMed, Inc. (Health Care Equipment & Supplies)	185	47,730
Rollins, Inc. (Commercial Services & Supplies)	202	11,397
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	312	97,700
S&P Global, Inc. (Capital Markets)	186	98,075
Salesforce, Inc. (Software)	1,202	327,773
ServiceNow, Inc.* (Software)	260	267,301
Simon Property Group, Inc. (Retail REITs)	384	61,732
Stryker Corp. (Health Care Equipment & Supplies)	229	90,599
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	640	31,366
Synchrony Financial (Consumer Finance)	473	31,568

See accompanying notes to financial statements.

42 :: ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Synopsys, Inc.* (Software)	102	$52,293
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	257	22,567
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	271	47,176
Tesla, Inc.* (Automobiles)	3,512	1,115,622
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	24	25,353
The Bank of New York Mellon Corp. (Capital Markets)	482	43,915
The Hartford Financial Services Group, Inc. (Insurance)	193	24,486
The Home Depot, Inc. (Specialty Retail)	548	200,919
The Progressive Corp. (Insurance)	735	196,142
The Sherwin-Williams Co. (Chemicals)	165	56,654
The TJX Cos., Inc. (Specialty Retail)	825	101,879
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	793	49,808
TKO Group Holdings, Inc.* (Entertainment)	83	15,102
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	316	75,290
Tractor Supply Co. (Specialty Retail)	356	18,786
Trane Technologies PLC (Building Products)	280	122,475
TransDigm Group, Inc. (Aerospace & Defense)	71	107,965
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	128	9,725
Tyler Technologies, Inc.* (Software)	55	32,606
Uber Technologies, Inc.* (Ground Transportation)	2,618	244,260
UDR, Inc. (Residential REITs)	167	6,819
United Airlines Holdings, Inc.* (Passenger Airlines)	407	32,409
United Rentals, Inc. (Trading Companies & Distributors)	81	61,026
Veralto Corp. (Commercial Services & Supplies)	147	14,840
Verisk Analytics, Inc. (Professional Services)	77	23,986
Vertex Pharmaceuticals, Inc.* (Biotechnology)	321	142,909
Visa, Inc.—Class A (Financial Services)	2,144	761,227
Vistra Corp. (Independent Power/Renewable Electricity Producers)	424	82,175
Vulcan Materials Co. (Construction Materials)	103	26,865
W.R. Berkley Corp. (Insurance)	205	15,061
W.W. Grainger, Inc. (Trading Companies & Distributors)	55	57,213

Common Stocks, continued

	Shares	Value
Wabtec Corp. (Machinery)	214	$44,801
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,626	354,550
Waste Management, Inc. (Commercial Services & Supplies)	243	55,603
Waters Corp.* (Life Sciences Tools & Services)	35	12,216
Welltower, Inc. (Health Care REITs)	420	64,567
Williams-Sonoma, Inc. (Specialty Retail)	154	25,159
Willis Towers Watson PLC (Insurance)	59	18,084
Workday, Inc.*—Class A (Software)	128	30,720
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	107	10,023
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	141	20,893
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	29	8,942
TOTAL COMMON STOCKS (Cost $16,433,923)		35,175,664

Repurchase Agreements(c) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $160,019	$160,000	$160,000
TOTAL REPURCHASE AGREEMENTS (Cost $160,000)		160,000
TOTAL INVESTMENT SECURITIES (Cost $16,593,923)—100.3%		35,335,664
Net other assets (liabilities)—(0.3)%		(104,059)
NET ASSETS—100.0%		$35,231,605

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  Amount is less than $0.50.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth :: 43

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Aerospace & Defense	$418,595	1.2%
Automobiles	1,115,622	3.2%
Banks	575,762	1.6%
Beverages	24,116	0.1%
Biotechnology	404,543	1.1%
Broadline Retail	1,535,876	4.3%
Building Products	203,948	0.6%
Capital Markets	625,919	1.8%
Chemicals	98,687	0.3%
Commercial Services & Supplies	294,192	0.8%
Communications Equipment	230,499	0.7%
Construction & Engineering	70,701	0.2%
Construction Materials	48,823	0.1%
Consumer Finance	252,940	0.7%
Consumer Staples Distribution & Retail	904,957	2.6%
Containers & Packaging	10,553	NM
Electric Utilities	301,781	0.9%
Electrical Equipment	478,493	1.4%
Electronic Equipment, Instruments & Components	168,175	0.5%
Entertainment	776,563	2.2%
Financial Services	2,146,271	6.1%
Ground Transportation	296,995	0.8%
Health Care Equipment & Supplies	627,537	1.8%
Health Care Providers & Services	56,827	0.1%
Health Care REITs	64,567	0.2%
Hotel & Resort REITs	8,371	NM
Hotels, Restaurants & Leisure	914,957	2.6%
Household Durables	81,523	0.2%
Household Products	40,360	0.1%
Independent Power/Renewable Electricity Producers	82,175	0.2%
Industrial Conglomerates	141,050	0.4%
Insurance	516,819	1.5%
	Value	% of Net Assets
Interactive Media & Services	$4,338,442	12.3%
IT Services	415,673	1.2%
Life Sciences Tools & Services	25,138	0.1%
Machinery	650,823	1.8%
Multi-Utilities	24,581	0.1%
Oil, Gas & Consumable Fuels	206,058	0.6%
Passenger Airlines	72,540	0.2%
Pharmaceuticals	769,396	2.2%
Professional Services	194,510	0.6%
Real Estate Management & Development	51,424	0.1%
Residential REITs	50,401	0.1%
Retail REITs	61,732	0.2%
Semiconductors & Semiconductor Equipment	6,763,656	19.2%
Software	4,974,093	14.1%
Specialized REITs	158,583	0.5%
Specialty Retail	521,049	1.5%
Technology Hardware, Storage & Peripherals	1,831,761	5.2%
Textiles, Apparel & Luxury Goods	70,863	0.2%
Tobacco	248,901	0.7%
Trading Companies & Distributors	152,553	0.4%
Wireless Telecommunication Services	75,290	0.2%
Other**	55,941	0.2%
Total	$35,231,605	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

44 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks (99.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	323	$49,174
A.O. Smith Corp. (Building Products)	70	4,590
Abbott Laboratories (Health Care Equipment & Supplies)	1,042	141,723
AbbVie, Inc. (Biotechnology)	614	113,970
Accenture PLC—Class A (IT Services)	375	112,084
Adobe, Inc.* (Software)	148	57,257
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	971	137,784
Aflac, Inc. (Insurance)	291	30,689
Agilent Technologies, Inc. (Life Sciences Tools & Services)	171	20,180
Air Products & Chemicals, Inc. (Chemicals)	133	37,514
Akamai Technologies, Inc.* (IT Services)	88	7,019
Albemarle Corp. (Chemicals)	71	4,450
Alexandria Real Estate Equities, Inc. (Office REITs)	93	6,755
Align Technology, Inc.* (Health Care Equipment & Supplies)	40	7,573
Allegion PLC (Building Products)	25	3,603
Alliant Energy Corp. (Electric Utilities)	154	9,312
Allstate Corp. (Insurance)	158	31,807
Altria Group, Inc. (Tobacco)	545	31,953
Amazon.com, Inc.* (Broadline Retail)	2,377	521,490
Amcor PLC (Containers & Packaging)	1,372	12,609
Ameren Corp. (Multi-Utilities)	162	15,558
American Electric Power Co., Inc. (Electric Utilities)	320	33,203
American International Group, Inc. (Insurance)	345	29,529
American Tower Corp.—Class A (Specialized REITs)	281	62,106
American Water Works Co., Inc. (Water Utilities)	117	16,276
AMETEK, Inc. (Electrical Equipment)	73	13,210
Amgen, Inc. (Biotechnology)	184	51,375
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	297	70,692
ANSYS, Inc.* (Software)	30	10,537
Aon PLC—Class A (Insurance)	63	22,476
APA Corp. (Oil, Gas & Consumable Fuels)	216	3,951
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,832	991,381
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	282	51,626
Aptiv PLC* (Automobile Components)	131	8,937
Archer-Daniels-Midland Co. (Food Products)	287	15,148
Arthur J. Gallagher & Co. (Insurance)	85	27,210
Assurant, Inc. (Insurance)	31	6,122
AT&T, Inc. (Diversified Telecommunication Services)	4,311	124,760
Atmos Energy Corp. (Gas Utilities)	95	14,640
Automatic Data Processing, Inc. (Professional Services)	104	32,074
AvalonBay Communities, Inc. (Residential REITs)	47	9,565
Avery Dennison Corp. (Containers & Packaging)	47	8,247
Baker Hughes Co. (Energy Equipment & Services)	593	22,736
Ball Corp. (Containers & Packaging)	166	9,311
Bank of America Corp. (Banks)	3,926	185,778

Common Stocks, continued

	Shares	Value
Baxter International, Inc. (Health Care Equipment & Supplies)	307	$9,296
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	171	29,455
Berkshire Hathaway, Inc.*—Class B (Financial Services)	560	272,031
Best Buy Co., Inc. (Specialty Retail)	115	7,720
Biogen, Inc.* (Biotechnology)	88	11,052
Bio-Techne Corp. (Life Sciences Tools & Services)	94	4,836
BlackRock, Inc. (Capital Markets)	88	92,334
Blackstone, Inc. (Capital Markets)	437	65,366
Boston Properties, Inc. (Office REITs)	88	5,937
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,219	56,428
Broadridge Financial Solutions, Inc. (Professional Services)	39	9,478
Brown-Forman Corp.—Class B (Beverages)	109	2,933
Builders FirstSource, Inc.* (Building Products)	31	3,617
Bunge Global SA (Food Products)	81	6,503
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	71	6,812
Cadence Design Systems, Inc.* (Software)	74	22,803
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	125	3,549
Camden Property Trust (Residential REITs)	31	3,493
Campbell Soup Co. (Food Products)	118	3,617
Capital One Financial Corp. (Consumer Finance)	383	81,487
Cardinal Health, Inc. (Health Care Providers & Services)	143	24,024
CarMax, Inc.* (Specialty Retail)	92	6,183
Carrier Global Corp. (Building Products)	248	18,151
Cboe Global Markets, Inc. (Capital Markets)	63	14,692
CDW Corp. (Electronic Equipment, Instruments & Components)	79	14,109
Cencora, Inc. (Health Care Providers & Services)	103	30,885
Centene Corp.* (Health Care Providers & Services)	298	16,175
CenterPoint Energy, Inc. (Multi-Utilities)	391	14,365
CF Industries Holdings, Inc. (Chemicals)	97	8,924
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	30	4,552
Charter Communications, Inc.*—Class A (Media)	57	23,302
Chevron Corp. (Oil, Gas & Consumable Fuels)	973	139,324
Chubb, Ltd. (Insurance)	223	64,608
Church & Dwight Co., Inc. (Household Products)	148	14,224
Cincinnati Financial Corp. (Insurance)	44	6,552
Cisco Systems, Inc. (Communications Equipment)	2,384	165,402
Citigroup, Inc. (Banks)	1,119	95,249
Citizens Financial Group, Inc. (Banks)	260	11,635
CME Group, Inc. (Capital Markets)	216	59,534
CMS Energy Corp. (Multi-Utilities)	179	12,401
Cognizant Technology Solutions Corp.— Class A (IT Services)	295	23,019
Coinbase Global, Inc.*—Class A (Capital Markets)	65	22,782
Colgate-Palmolive Co. (Household Products)	272	24,725
Comcast Corp.—Class A (Media)	2,231	79,624

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 45

Common Stocks, continued

	Shares	Value
Conagra Brands, Inc. (Food Products)	286	$5,854
ConocoPhillips (Oil, Gas & Consumable Fuels)	756	67,843
Consolidated Edison, Inc. (Multi-Utilities)	216	21,676
Constellation Brands, Inc.—Class A (Beverages)	92	14,967
Corning, Inc. (Electronic Equipment, Instruments & Components)	462	24,297
Corteva, Inc. (Chemicals)	408	30,408
CoStar Group, Inc.* (Real Estate Management & Development)	253	20,341
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	457	11,599
Crown Castle International Corp. (Specialized REITs)	261	26,813
CSX Corp. (Ground Transportation)	607	19,806
CVS Health Corp. (Health Care Providers & Services)	758	52,287
D.R. Horton, Inc. (Household Durables)	165	21,271
Danaher Corp. (Life Sciences Tools & Services)	382	75,460
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	40	8,719
Deere & Co. (Machinery)	85	43,221
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	95	11,647
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	385	12,247
Dexcom, Inc.* (Health Care Equipment & Supplies)	134	11,697
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	112	15,389
Digital Realty Trust, Inc. (Specialized REITs)	190	33,122
Dollar General Corp. (Consumer Staples Distribution & Retail)	132	15,098
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	118	11,687
Dominion Energy, Inc. (Multi-Utilities)	511	28,882
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	12	5,407
Dover Corp. (Machinery)	45	8,245
Dow, Inc. (Chemicals)	423	11,201
DTE Energy Co. (Multi-Utilities)	124	16,425
Duke Energy Corp. (Electric Utilities)	466	54,988
DuPont de Nemours, Inc. (Chemicals)	251	17,216
Eastman Chemical Co. (Chemicals)	69	5,152
eBay, Inc. (Broadline Retail)	92	6,850
Ecolab, Inc. (Chemicals)	77	20,747
Edison International (Electric Utilities)	230	11,868
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	351	27,452
Electronic Arts, Inc. (Entertainment)	82	13,095
Elevance Health, Inc. (Health Care Providers & Services)	136	52,898
Emerson Electric Co. (Electrical Equipment)	108	14,400
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	79	3,132
Entergy Corp. (Electric Utilities)	268	22,276
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	327	39,112
EPAM Systems, Inc.* (IT Services)	33	5,835
EQT Corp. (Oil, Gas & Consumable Fuels)	358	20,879
Equifax, Inc. (Professional Services)	75	19,453
Equinix, Inc. (Specialized REITs)	31	24,660

Common Stocks, continued

	Shares		Value
Equity Residential (Residential REITs)	205		$13,836
Essex Property Trust, Inc. (Residential REITs)	20		5,668
Everest Group, Ltd. (Insurance)	26		8,836
Evergy, Inc. (Electric Utilities)	138		9,512
Eversource Energy (Electric Utilities)	220		13,996
Exelon Corp. (Electric Utilities)	604		26,226
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	130		15,202
Expeditors International of Washington, Inc. (Air Freight & Logistics)	82		9,369
Extra Space Storage, Inc. (Specialized REITs)	70		10,321
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,582		278,341
F5, Inc.* (Communications Equipment)	19		5,592
FactSet Research Systems, Inc. (Capital Markets)	13		5,815
Fastenal Co. (Trading Companies & Distributors)	295		12,390
Federal Realty Investment Trust (Retail REITs)	46		4,370
FedEx Corp. (Air Freight & Logistics)	132		30,005
Fidelity National Information Services, Inc. (Financial Services)	315		25,644
Fifth Third Bancorp (Banks)	399		16,411
First Horizon Corp. (Banks)	—	(a)	10
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	31		5,132
FirstEnergy Corp. (Electric Utilities)	308		12,400
Ford Motor Co. (Automobiles)	2,339		25,378
Fortive Corp.* (Machinery)	204		10,635
Fox Corp.*—Class A (Media)	128		7,173
Fox Corp.—Class B (Media)	79		4,079
Franklin Resources, Inc. (Capital Markets)	185		4,412
Freeport-McMoRan, Inc. (Metals & Mining)	860		37,281
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	275		20,369
Gen Digital, Inc. (Software)	137		4,028
Generac Holdings, Inc.* (Electrical Equipment)	14		2,005
General Dynamics Corp. (Aerospace & Defense)	151		44,041
General Electric Co. (Industrial Conglomerates)	377		97,036
General Mills, Inc. (Food Products)	328		16,994
General Motors Co. (Automobiles)	576		28,345
Genuine Parts Co. (Distributors)	83		10,068
Gilead Sciences, Inc. (Biotechnology)	745		82,598
Global Payments, Inc. (Financial Services)	146		11,686
Globe Life, Inc. (Insurance)	49		6,090
Halliburton Co. (Energy Equipment & Services)	514		10,475
Hasbro, Inc. (Leisure Products)	79		5,832
HCA Healthcare, Inc. (Health Care Providers & Services)	42		16,090
Healthpeak Properties, Inc. (Health Care REITs)	415		7,267
Henry Schein, Inc.* (Health Care Providers & Services)	73		5,333
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	787		16,094
Hologic, Inc.* (Health Care Equipment & Supplies)	134		8,731
Honeywell International, Inc. (Industrial Conglomerates)	385		89,659
Hormel Foods Corp. (Food Products)	174		5,264

See accompanying notes to financial statements.

46 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	153	$2,350
HP, Inc. (Technology Hardware, Storage & Peripherals)	564	13,795
Humana, Inc. (Health Care Providers & Services)	72	17,603
Huntington Bancshares, Inc. (Banks)	873	14,631
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	24	5,795
IDEX Corp. (Machinery)	45	7,901
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	48	25,744
Illinois Tool Works, Inc. (Machinery)	94	23,241
Incyte Corp.* (Biotechnology)	38	2,588
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,612	58,509
Intercontinental Exchange, Inc. (Capital Markets)	165	30,273
International Flavors & Fragrances, Inc. (Chemicals)	154	11,327
International Paper Co. (Containers & Packaging)	316	14,798
Invesco, Ltd. (Capital Markets)	267	4,211
Invitation Homes, Inc. (Residential REITs)	341	11,185
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	98	15,444
J.B. Hunt Transport Services, Inc. (Ground Transportation)	47	6,749
Jabil, Inc. (Electronic Equipment, Instruments & Components)	64	13,958
Jack Henry & Associates, Inc. (Financial Services)	27	4,865
Jacobs Solutions, Inc. (Professional Services)	72	9,464
Johnson & Johnson (Pharmaceuticals)	1,442	220,265
Johnson Controls International PLC (Building Products)	395	41,720
JPMorgan Chase & Co. (Banks)	716	207,576
Juniper Networks, Inc. (Communications Equipment)	199	7,946
Kellanova (Food Products)	161	12,804
Kenvue, Inc. (Personal Care Products)	1,150	24,069
Keurig Dr Pepper, Inc. (Beverages)	814	26,911
KeyCorp (Banks)	590	10,278
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	103	16,878
Kimberly-Clark Corp. (Household Products)	199	25,655
Kimco Realty Corp. (Retail REITs)	405	8,513
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,158	34,045
KKR & Co., Inc. (Capital Markets)	227	30,198
L3Harris Technologies, Inc. (Aerospace & Defense)	112	28,094
Labcorp Holdings, Inc. (Health Care Providers & Services)	50	13,126
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	767	74,660
Lamb Weston Holdings, Inc. (Food Products)	85	4,407
Leidos Holdings, Inc. (Professional Services)	37	5,837
Lennar Corp.—Class A (Household Durables)	139	15,375
Linde PLC (Chemicals)	282	132,308
LKQ Corp. (Distributors)	154	5,700

Common Stocks, continued

	Shares		Value
Lockheed Martin Corp. (Aerospace & Defense)	125		$57,893
Loews Corp. (Insurance)	104		9,533
Lowe's Cos., Inc. (Specialty Retail)	336		74,548
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	35		8,315
LyondellbBasell Industries N.V.—Class A (Chemicals)	155		8,968
M&T Bank Corp. (Banks)	96		18,623
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	184		30,564
MarketAxess Holdings, Inc. (Capital Markets)	23		5,137
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	—	(a)	85
Marsh & McLennan Cos., Inc. (Insurance)	165		36,076
Martin Marietta Materials, Inc. (Construction Materials)	18		9,882
Masco Corp. (Building Products)	75		4,827
Match Group, Inc.* (Interactive Media & Services)	146		4,510
McCormick & Co., Inc. (Food Products)	152		11,525
McDonald's Corp. (Hotels, Restaurants & Leisure)	428		125,049
McKesson Corp. (Health Care Providers & Services)	75		54,958
Medtronic PLC (Health Care Equipment & Supplies)	769		67,034
Merck & Co., Inc. (Pharmaceuticals)	1,504		119,057
MetLife, Inc. (Insurance)	338		27,182
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	7		8,223
MGM Resorts International* (Hotels, Restaurants & Leisure)	124		4,264
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	322		22,659
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	669		82,454
Microsoft Corp. (Software)	2,138		1,063,462
Mid-America Apartment Communities, Inc. (Residential REITs)	41		6,068
Moderna, Inc.* (Biotechnology)	203		5,601
Mohawk Industries, Inc.* (Household Durables)	31		3,250
Molina Healthcare, Inc.* (Health Care Providers & Services)	32		9,533
Molson Coors Beverage Co.—Class B (Beverages)	102		4,905
Mondelez International, Inc.—Class A (Food Products)	776		52,332
Monster Beverage Corp.* (Beverages)	235		14,720
Moody's Corp. (Capital Markets)	44		22,070
Morgan Stanley (Capital Markets)	407		57,330
Nasdaq, Inc. (Capital Markets)	146		13,055
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	65		6,926
Newmont Corp. (Metals & Mining)	666		38,800
News Corp.—Class A (Media)	226		6,717
News Corp.—Class B (Media)	67		2,299
NextEra Energy, Inc. (Electric Utilities)	407		28,254
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	706		50,155
NiSource, Inc. (Multi-Utilities)	282		11,376
Nordson Corp. (Machinery)	32		6,860

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 47

Common Stocks, continued

	Shares	Value
Norfolk Southern Corp. (Ground Transportation)	135	$34,556
Northern Trust Corp. (Capital Markets)	116	14,708
Northrop Grumman Corp. (Aerospace & Defense)	81	40,498
Nucor Corp. (Metals & Mining)	138	17,877
NVR, Inc.* (Household Durables)	1	7,386
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	91	19,883
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	424	17,812
Old Dominion Freight Line, Inc. (Ground Transportation)	60	9,738
Omnicom Group, Inc. (Media)	117	8,417
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	250	13,103
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	164	13,387
Otis Worldwide Corp. (Machinery)	236	23,368
PACCAR, Inc. (Machinery)	142	13,499
Packaging Corp. of America (Containers & Packaging)	27	5,088
Paramount Global(b)—Class B (Media)	359	4,631
Paychex, Inc. (Professional Services)	101	14,691
PayPal Holdings, Inc.* (Financial Services)	192	14,269
Pentair PLC (Machinery)	34	3,490
PepsiCo, Inc. (Beverages)	822	108,537
Pfizer, Inc. (Pharmaceuticals)	3,406	82,561
PG&E Corp. (Electric Utilities)	1,316	18,345
Philip Morris International, Inc. (Tobacco)	429	78,134
Phillips 66 (Oil, Gas & Consumable Fuels)	244	29,109
Pinnacle West Capital Corp. (Electric Utilities)	72	6,442
PNC Financial Services Group, Inc. (Banks)	237	44,182
Pool Corp. (Distributors)	23	6,704
PPG Industries, Inc. (Chemicals)	136	15,470
PPL Corp. (Electric Utilities)	212	7,185
Principal Financial Group, Inc. (Insurance)	124	9,849
Prologis, Inc. (Industrial REITs)	556	58,447
Prudential Financial, Inc. (Insurance)	212	22,777
PTC, Inc.* (Software)	38	6,549
Public Service Enterprise Group, Inc. (Multi-Utilities)	158	13,300
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	657	104,634
Quest Diagnostics, Inc. (Health Care Providers & Services)	67	12,035
Ralliant Corp.* (Electrical Equipment)	1	48
Raymond James Financial, Inc. (Capital Markets)	41	6,288
Raytheon Technologies Corp. (Aerospace & Defense)	344	50,231
Realty Income Corp. (Retail REITs)	541	31,167
Regency Centers Corp. (Retail REITs)	97	6,909
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	62	32,550
Regions Financial Corp. (Banks)	538	12,654
Revvity, Inc. (Life Sciences Tools & Services)	71	6,867
Rockwell Automation, Inc. (Electrical Equipment)	68	22,588
Rollins, Inc. (Commercial Services & Supplies)	71	4,006
Roper Technologies, Inc. (Software)	64	36,278
Ross Stores, Inc. (Specialty Retail)	197	25,133
S&P Global, Inc. (Capital Markets)	99	52,202

Common Stocks, continued

	Shares	Value
SBA Communications Corp.—Class A (Specialized REITs)	64	$15,030
Schlumberger N.V. (Energy Equipment & Services)	815	27,547
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	127	18,330
Sempra (Multi-Utilities)	391	29,627
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	90	6,707
Smurfit WestRock PLC (Containers & Packaging)	297	12,816
Snap-on, Inc. (Machinery)	31	9,647
Solventum Corp.* (Health Care Equipment & Supplies)	83	6,295
Southwest Airlines Co. (Passenger Airlines)	341	11,062
Stanley Black & Decker, Inc. (Machinery)	93	6,301
Starbucks Corp. (Hotels, Restaurants & Leisure)	681	62,400
State Street Corp. (Capital Markets)	171	18,184
Steel Dynamics, Inc. (Metals & Mining)	83	10,625
STERIS PLC (Health Care Equipment & Supplies)	59	14,173
Stryker Corp. (Health Care Equipment & Supplies)	96	37,980
Synopsys, Inc.* (Software)	44	22,558
Sysco Corp. (Consumer Staples Distribution & Retail)	290	21,965
T. Rowe Price Group, Inc. (Capital Markets)	132	12,738
Take-Two Interactive Software, Inc.* (Entertainment)	101	24,528
Target Corp. (Consumer Staples Distribution & Retail)	273	26,931
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	178	30,023
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	29	14,857
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	96	8,632
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	544	112,945
Textron, Inc. (Aerospace & Defense)	108	8,671
The AES Corp. (Independent Power/Renewable Electricity Producers)	425	4,471
The Bank of New York Mellon Corp. (Capital Markets)	197	17,949
The Boeing Co.* (Aerospace & Defense)	452	94,708
The Charles Schwab Corp. (Capital Markets)	1,024	93,430
The Cigna Group (Health Care Providers & Services)	160	52,893
The Clorox Co. (Household Products)	74	8,885
The Coca-Cola Co. (Beverages)	2,321	164,210
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	120	8,539
The Estee Lauder Cos., Inc. (Personal Care Products)	141	11,393
The Goldman Sachs Group, Inc. (Capital Markets)	184	130,225
The Hartford Financial Services Group, Inc. (Insurance)	77	9,769
The Hershey Co. (Food Products)	89	14,770
The Home Depot, Inc. (Specialty Retail)	334	122,459
The Interpublic Group of Cos., Inc. (Media)	221	5,410
The J.M. Smucker Co. (Food Products)	64	6,285
See accompanying notes to financial statements.

48 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
The Kraft Heinz Co. (Food Products)	517	$13,349
The Kroger Co. (Consumer Staples Distribution & Retail)	367	26,325
The Mosaic Co. (Chemicals)	190	6,931
The Procter & Gamble Co. (Household Products)	1,404	223,686
The Sherwin-Williams Co. (Chemicals)	59	20,258
The Southern Co. (Electric Utilities)	658	60,425
The TJX Cos., Inc. (Specialty Retail)	275	33,960
The Travelers Cos., Inc. (Insurance)	136	36,385
The Walt Disney Co. (Entertainment)	1,077	133,559
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	351	22,046
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	226	91,634
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	134	31,927
Tractor Supply Co. (Specialty Retail)	146	7,704
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	80	6,078
Truist Financial Corp. (Banks)	784	33,704
Tyson Foods, Inc.—Class A (Food Products)	171	9,566
U.S. Bancorp (Banks)	933	42,218
UDR, Inc. (Residential REITs)	99	4,042
Ulta Beauty, Inc.* (Specialty Retail)	27	12,631
Union Pacific Corp. (Ground Transportation)	358	82,369
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	440	44,413
UnitedHealth Group, Inc. (Health Care Providers & Services)	543	169,399
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	34	6,159
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	188	25,271
Ventas, Inc. (Health Care REITs)	271	17,114
Veralto Corp. (Commercial Services & Supplies)	77	7,773
VeriSign, Inc.* (IT Services)	48	13,862
Verisk Analytics, Inc. (Professional Services)	47	14,641
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,525	109,257
Viatris, Inc. (Pharmaceuticals)	702	6,269
VICI Properties, Inc. (Specialized REITs)	633	20,636
Vulcan Materials Co. (Construction Materials)	31	8,085
W.R. Berkley Corp. (Insurance)	81	5,951
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	429	4,925
Walmart, Inc. (Consumer Staples Distribution & Retail)	854	83,504
Warner Bros. Discovery, Inc.* (Entertainment)	1,347	15,437
Waste Management, Inc. (Commercial Services & Supplies)	103	23,568
Waters Corp.* (Life Sciences Tools & Services)	20	6,981
WEC Energy Group, Inc. (Multi-Utilities)	191	19,902
Wells Fargo & Co. (Banks)	1,950	156,234
Welltower, Inc. (Health Care REITs)	171	26,287
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	43	9,408

Common Stocks, continued

	Shares	Value
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	209	$13,374
Weyerhaeuser Co. (Specialized REITs)	434	11,149
Willis Towers Watson PLC (Insurance)	31	9,502
Workday, Inc.*—Class A (Software)	69	16,560
Xcel Energy, Inc. (Electric Utilities)	345	23,495
Xylem, Inc. (Machinery)	146	18,887
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	98	14,522
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	17	5,242
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	118	10,763
Zoetis, Inc. (Pharmaceuticals)	267	41,639
TOTAL COMMON STOCKS (Cost $10,264,361)		14,641,264

Repurchase Agreements(c) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $49,006	$49,000	$49,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,000)		49,000

Collateral for Securities Loaned(d)NM

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.37%(e)	4,335	$4,335
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,335)		4,335
TOTAL INVESTMENT SECURITIES (Cost $10,317,696)—100.1%		14,694,599
Net other assets (liabilities)—(0.1)%		(14,495)
NET ASSETS—100.0%		$14,680,104

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $4,386.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 49

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Aerospace & Defense	$329,930	2.3%
Air Freight & Logistics	90,600	0.6%
Automobile Components	8,937	0.1%
Automobiles	53,723	0.4%
Banks	849,183	5.8%
Beverages	337,184	2.3%
Biotechnology	299,734	2.0%
Broadline Retail	528,340	3.6%
Building Products	76,508	0.5%
Capital Markets	772,933	5.3%
Chemicals	330,874	2.3%
Commercial Services & Supplies	35,348	0.2%
Communications Equipment	178,940	1.2%
Construction Materials	17,967	0.1%
Consumer Finance	81,487	0.6%
Consumer Staples Distribution & Retail	190,435	1.3%
Containers & Packaging	62,869	0.4%
Distributors	22,472	0.2%
Diversified Telecommunication Services	234,017	1.6%
Electric Utilities	337,926	2.3%
Electrical Equipment	52,251	0.4%
Electronic Equipment, Instruments & Components	125,442	0.9%
Energy Equipment & Services	60,758	0.4%
Entertainment	186,619	1.3%
Financial Services	328,495	2.2%
Food Products	178,417	1.2%
Gas Utilities	14,641	0.1%
Ground Transportation	153,218	1.0%
Health Care Equipment & Supplies	426,824	2.9%
Health Care Providers & Services	533,398	3.6%
Health Care REITs	50,668	0.3%
Hotel & Resort REITs	2,350	NM
Hotels, Restaurants & Leisure	223,995	1.5%
Household Durables	47,282	0.3%
Household Products	297,175	2.0%
Independent Power/Renewable Electricity Producers	4,471	NM
Industrial Conglomerates	235,868	1.6%
Industrial REITs	58,447	0.4%
Insurance	400,943	2.7%
	Value	% of Net Assets
Interactive Media & Services	$4,510	NM
IT Services	161,819	1.1%
Leisure Products	5,832	NM
Life Sciences Tools & Services	243,585	1.7%
Machinery	175,295	1.2%
Media	141,652	1.0%
Metals & Mining	104,583	0.7%
Multi-Utilities	183,512	1.3%
Office REITs	12,692	0.1%
Oil, Gas & Consumable Fuels	776,120	5.3%
Passenger Airlines	11,062	0.1%
Personal Care Products	35,462	0.2%
Pharmaceuticals	526,219	3.6%
Professional Services	105,638	0.7%
Real Estate Management & Development	20,341	0.1%
Residential REITs	53,857	0.4%
Retail REITs	50,959	0.4%
Semiconductors & Semiconductor Equipment	772,552	5.3%
Software	1,240,033	8.4%
Specialized REITs	203,837	1.4%
Specialty Retail	290,338	2.0%
Technology Hardware, Storage & Peripherals	1,071,547	7.3%
Textiles, Apparel & Luxury Goods	58,470	0.4%
Tobacco	110,087	0.8%
Trading Companies & Distributors	12,390	0.1%
Water Utilities	16,276	0.1%
Wireless Telecommunication Services	31,927	0.2%
Other**	38,840	0.2%
Total	$14,680,104	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

50 :: ProFund VP Materials :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks (97.1%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	1,884	$531,401
Albemarle Corp. (Chemicals)	1,907	119,512
Amcor PLC (Containers & Packaging)	37,129	341,216
Avery Dennison Corp. (Containers & Packaging)	1,267	222,320
Ball Corp. (Containers & Packaging)	4,495	252,125
CF Industries Holdings, Inc. (Chemicals)	2,625	241,500
Corteva, Inc. (Chemicals)	7,057	525,958
Dow, Inc. (Chemicals)	11,454	303,302
DuPont de Nemours, Inc. (Chemicals)	6,781	465,109
Eastman Chemical Co. (Chemicals)	1,871	139,689
Ecolab, Inc. (Chemicals)	2,136	575,524
Freeport-McMoRan, Inc. (Metals & Mining)	12,402	537,627
International Flavors & Fragrances, Inc. (Chemicals)	4,145	304,865
International Paper Co. (Containers & Packaging)	8,554	400,583
LyondellBasell Industries N.V.—A (Chemicals)	4,166	241,045
Martin Marietta Materials, Inc. (Construction Materials)	932	511,631
New Linde PLC (Chemicals)	3,986	1,870,150
Newmont Corp. (Metals & Mining)	9,540	555,801
Nucor Corp. (Metals & Mining)	3,739	484,350
Packaging Corp. of America (Containers & Packaging)	1,448	272,876
PPG Industries, Inc. (Chemicals)	3,678	418,373
Smurfit WestRock PLC (Containers & Packaging)	8,035	346,710
Steel Dynamics, Inc. (Metals & Mining)	2,237	286,358

Common Stocks, continued

	Shares	Value
The Mosaic Co. (Chemicals)	5,140	$187,507
The Sherwin-Williams Co. (Chemicals)	1,952	670,239
Vulcan Materials Co. (Construction Materials)	1,948	508,077
TOTAL COMMON STOCKS (Cost $5,292,429)		11,313,848

Repurchase Agreements(a) (2.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $259,031	$259,000	$259,000
TOTAL REPURCHASE AGREEMENTS (Cost $259,000)		259,000
TOTAL INVESTMENT SECURITIES (Cost $5,551,429)—99.3%		11,572,848
Net other assets (liabilities)—0.7%		78,144
NET ASSETS—100.0%		$11,650,992

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	7/23/25	5.08%	$430,353	$1,978

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Materials invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Chemicals	$6,594,174	56.6%
Construction Materials	1,019,708	8.7%
Containers & Packaging	1,835,830	15.8%
Metals & Mining	1,864,136	16.0%
Other**	337,144	2.9%
Total	$11,650,992	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap :: 51

Repurchase Agreements(a)(b) (99.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $10,336,220	$10,335,000	$10,335,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,335,000)		10,335,000
TOTAL INVESTMENT SECURITIES (Cost $10,335,000)—99.0%		10,335,000
Net other assets (liabilities)—1.0%		102,726
NET ASSETS—100.0%		$10,437,726

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $1,267,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P MidCap 400 Futures Contracts	5	9/22/25	$1,562,750	$15,132

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/28/25	4.98%	$3,280,509	$282
S&P MidCap 400	UBS AG	7/28/25	5.13%	5,592,923	410
				$8,873,432	$692

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

52 :: ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks (99.6%)

	Shares	Value
AAON, Inc. (Building Products)	617	$45,504
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	435	36,040
Acuity Brands, Inc. (Electrical Equipment)	279	83,237
Advanced Drainage Systems, Inc. (Building Products)	310	35,607
AECOM (Construction & Engineering)	640	72,230
Affiliated Managers Group, Inc. (Capital Markets)	107	21,054
Agree Realty Corp. (Retail REITs)	411	30,028
Alaska Air Group, Inc.* (Passenger Airlines)	1,109	54,873
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	454	15,522
American Airlines Group, Inc.* (Passenger Airlines)	6,026	67,612
American Financial Group, Inc. (Insurance)	288	36,348
American Homes 4 Rent—Class A (Residential REITs)	1,103	39,785
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,532	29,031
API Group Corp.* (Industrial Support Services)	1,313	67,029
Appfolio, Inc.*—Class A (Software)	210	48,359
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	348	80,893
AptarGroup, Inc. (Containers & Packaging)	320	50,058
ATI, Inc.* (Metals & Mining)	1,289	111,292
Axalta Coating Systems, Ltd.* (Chemicals)	1,079	32,036
Bath & Body Works, Inc. (Retail—Discretionary)	992	29,720
Belden, Inc. (Electronic Equipment, Instruments & Components)	361	41,804
BellRing Brands, Inc.* (Personal Care Products)	534	30,935
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	567	61,140
Blackbaud, Inc.* (Software)	168	10,787
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	341	26,676
Brixmor Property Group, Inc. (Retail REITs)	1,510	39,320
Bruker Corp. (Life Sciences Tools & Services)	465	19,158
Burlington Stores, Inc.* (Specialty Retail)	576	134,001
BWX Technologies, Inc. (Aerospace & Defense)	834	120,146
Cabot Corp. (Chemicals)	275	20,625
CACI International, Inc.*—Class A (Professional Services)	120	57,204
Carlisle Cos., Inc. (Building Products)	394	147,120
Carpenter Technology Corp. (Metals & Mining)	455	125,754
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	234	119,403
Cava Group, Inc.* (Leisure Facilities & Services)	585	49,275
Celsius Holdings, Inc.* (Beverages)	919	42,632
ChampionX Corp. (Energy Equipment & Services)	700	17,388
Chart Industries, Inc.* (Machinery)	410	67,507
Chemed Corp. (Health Care Providers & Services)	62	30,190
Chewy, Inc.*—Class A (Specialty Retail)	1,683	71,729
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	202	25,630
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	660	66,660
Ciena Corp.* (Communications Equipment)	779	63,356

Common Stocks, continued

	Shares	Value
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	297	$30,964
Clean Harbors, Inc.* (Commercial Services & Supplies)	460	106,343
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,322	44,525
Coca-Cola Consolidated, Inc. (Beverages)	536	59,845
Cognex Corp. (Electronic Equipment, Instruments & Components)	614	19,476
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,420	126,679
Comfort Systems USA, Inc. (Construction & Engineering)	321	172,123
Commerce Bancshares, Inc. (Banks)	632	39,291
CommVault Systems, Inc.* (Software)	403	70,255
COPT Defense Properties (Office REITs)	536	14,783
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	1,073	64,756
Crane Co. (Machinery)	237	45,004
Crane NXT Co. (Electronic Equipment, Instruments & Components)	181	9,756
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	512	51,855
CubeSmart (Specialized REITs)	1,125	47,813
Cullen/Frost Bankers, Inc. (Banks)	411	52,830
Curtiss-Wright Corp. (Aerospace & Defense)	345	168,550
Cytokinetics, Inc.* (Biotechnology)	546	18,040
Dick's Sporting Goods, Inc. (Specialty Retail)	310	61,321
DocuSign, Inc.* (Software)	1,850	144,097
Donaldson Co., Inc. (Machinery)	623	43,205
Doximity, Inc.*—Class A (Health Care Technology)	1,220	74,835
Dropbox, Inc.*—Class A (Software)	1,094	31,288
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	928	101,996
Duolingo, Inc.* (Diversified Consumer Services)	359	147,198
Dynatrace, Inc.* (Software)	2,738	151,164
Eagle Materials, Inc. (Construction Materials)	304	61,441
East West Bancorp, Inc. (Banks)	1,259	127,133
EastGroup Properties, Inc. (Industrial REITs)	225	37,602
EchoStar Corp.*—Class A (Media)	601	16,648
elf Beauty, Inc.* (Personal Care Products)	515	64,086
EMCOR Group, Inc. (Construction & Engineering)	408	218,235
Encompass Health Corp. (Health Care Providers & Services)	654	80,200
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	719	57,987
Equitable Holdings, Inc. (Financial Services)	2,776	155,733
Equity LifeStyle Properties, Inc. (Residential REITs)	873	53,838
Esab Corp. (Machinery)	520	62,686
Euronet Worldwide, Inc.* (Financial Services)	220	22,304
Evercore Partners, Inc. (Capital Markets)	328	88,567
Exelixis, Inc.* (Biotechnology)	2,491	109,791
ExlService Holdings, Inc.* (Professional Services)	1,486	65,072
Exponent, Inc. (Professional Services)	278	20,769
Fabrinet* (Electronic Equipment, Instruments & Components)	327	96,360
Federated Hermes, Inc.—B (Capital Markets)	421	18,659
First Financial Bankshares, Inc. (Banks)	659	23,711

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth :: 53

Common Stocks, continued

	Shares	Value
First Industrial Realty Trust, Inc. (Industrial REITs)	654	$31,477
FirstCash Holdings, Inc.* (Consumer Finance)	226	30,542
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	551	41,854
Flowserve Corp. (Machinery)	836	43,765
GameStop Corp.*(a)—Class A (Specialty Retail)	1,637	39,926
Gaming and Leisure Properties, Inc. (Specialized REITs)	1,079	50,368
GATX Corp.* (Trading Companies & Distributors)	202	31,019
Genpact, Ltd. (Professional Services)	779	34,284
Gentex Corp. (Automobile Components)	843	18,538
Glacier Bancorp, Inc. (Banks)	486	20,937
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,032	60,909
Graco, Inc. (Machinery)	748	64,306
Grand Canyon Education, Inc.* (Diversified Consumer Services)	255	48,195
Graphic Packaging Holding Co. (Containers & Packaging)	1,076	22,671
Guidewire Software, Inc.* (Software)	766	180,354
H&R Block, Inc. (Diversified Consumer Services)	1,223	67,130
Haemonetics Corp.* (Health Care Equipment & Supplies)	266	19,846
Halozyme Therapeutics, Inc.* (Biotechnology)	1,126	58,575
Hamilton Lane, Inc.—Class A (Capital Markets)	396	56,280
HealthEquity, Inc.* (Health Care Providers & Services)	791	82,865
Hexcel Corp. (Aerospace & Defense)	367	20,732
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	527	21,886
Hims & Hers Health, Inc.* (Health Care Providers & Services)	1,791	89,281
Home BancShares, Inc. (Banks)	637	18,129
Houlihan Lokey, Inc. (Capital Markets)	491	88,355
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	383	53,486
IDACORP, Inc. (Electric Utilities)	202	23,321
Illumina, Inc.* (Life Sciences Tools & Services)	752	71,749
Independence Realty Trust, Inc.* (Residential REITs)	1,280	22,643
Ingredion, Inc. (Food Products)	252	34,176
Interactive Brokers Group, Inc.—A (Capital Markets)	3,981	220,587
International Bancshares Corp. (Banks)	347	23,096
Iridium Communications, Inc.* (Diversified Telecommunication Services)	485	14,632
ITT, Inc. (Machinery)	510	79,983
Janus Henderson Group PLC (Capital Markets)	461	17,905
Jefferies Financial Group, Inc. (Capital Markets)	789	43,150
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	230	58,829
KB Home (Household Durables)	341	18,063
KBR, Inc. (Professional Services)	498	23,874
Kinsale Capital Group, Inc. (Insurance)	202	97,748
Kirby Corp.* (Marine Transportation)	512	58,066
Kite Realty Group Trust (Retail REITs)	864	19,570
Knife River Corp.* (Construction Materials)	517	42,208
Kyndryl Holdings, Inc.* (IT Services)	1,190	49,932

Common Stocks, continued

	Shares	Value
Lamar Advertising Co.—Class A (Specialized REITs)	506	$61,407
Lancaster Colony Corp. (Food Products)	86	14,858
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	632	51,736
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	616	30,178
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	771	74,216
Lincoln Electric Holdings, Inc. (Machinery)	290	60,123
LivaNova PLC* (Health Care Equipment & Supplies)	204	9,184
Louisiana-Pacific Corp. (Paper & Forest Products)	565	48,584
Lumentum Holdings, Inc.* (Communications Equipment)	399	37,929
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	544	77,949
Manhattan Associates, Inc.* (Software)	555	109,596
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	690	31,216
Masimo Corp.* (Health Care Equipment & Supplies)	411	69,138
MasTec, Inc.* (Construction & Engineering)	560	95,441
Matador Resources Co. (Oil, Gas & Consumable Fuels)	680	32,450
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	215	67,480
MGIC Investment Corp. (Financial Services)	1,042	29,009
MKS Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	251	24,939
Morningstar, Inc. (Capital Markets)	243	76,285
MSA Safety, Inc. (Commercial Services & Supplies)	180	30,155
Mueller Industries, Inc. (Machinery)	1,011	80,343
Murphy USA, Inc. (Specialty Retail)	164	66,715
National Storage Affiliates Trust (Specialized REITs)	642	20,538
Neurocrine Biosciences, Inc.* (Biotechnology)	904	113,623
NewMarket Corp. (Chemicals)	31	21,417
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	200	25,786
nVent Electric PLC (Electrical Equipment)	1,504	110,168
Okta, Inc.* (IT Services)	1,527	152,655
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	331	43,619
Omega Healthcare Investors, Inc. (Health Care REITs)	1,058	38,776
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	250	25,233
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	237	19,851
Owens Corning (Building Products)	777	106,853
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	896	9,166
Parsons Corp.* (Professional Services)	430	30,861
Paylocity Holding Corp.* (Professional Services)	394	71,389
Pegasystems, Inc. (Software)	813	44,008

See accompanying notes to financial statements.

54 :: ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Penumbra, Inc.* (Health Care Equipment & Supplies)	230	$59,025
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	5,827	79,364
Pilgrim's Pride Corp.* (Food Products)	368	16,553
Pinnacle Financial Partners, Inc. (Banks)	449	49,574
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	766	83,532
Post Holdings, Inc.* (Food Products)	231	25,186
Power Integrations, Inc.* (Semiconductors & Semiconductor Equipment)	174	9,727
Primerica, Inc. (Insurance)	301	82,375
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	2,839	163,470
Qualys, Inc.* (Software)	193	27,574
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	981	62,804
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,004	40,833
Rb Global, Inc. (Commercial Services & Supplies)	1,692	179,673
RBC Bearings, Inc.* (Machinery)	286	110,052
RenaissanceRe Holdings, Ltd. (Insurance)	444	107,848
Repligen Corp.* (Life Sciences Tools & Services)	200	24,876
RH* (Specialty Retail)	70	13,231
RLI Corp.* (Insurance)	763	55,104
Roivant Sciences, Ltd.* (Biotechnology)	3,846	43,344
Royal Gold, Inc. (Metals & Mining)	271	48,195
RPM International, Inc. (Chemicals)	669	73,482
Ryan Specialty Holdings, Inc. (Insurance)	983	66,834
Ryder System, Inc. (Ground Transportation)	200	31,800
Saia, Inc.* (Ground Transportation)	243	66,579
Sarepta Therapeutics, Inc.* (Biotechnology)	898	15,356
SEI Investments Co. (Capital Markets)	527	47,356
Service Corp. International (Diversified Consumer Services)	793	64,550
Shift4 Payments, Inc.*—Class A (Financial Services)	617	61,151
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	128	18,862
Simpson Manufacturing Co., Inc. (Building Products)	252	39,138
SLM Corp. (Consumer Finance)	1,917	62,858
Sotera Health Co.* (Life Sciences Tools & Services)	645	7,172
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	894	147,188
Stifel Financial Corp. (Capital Markets)	666	69,117
Synovus Financial Corp. (Banks)	622	32,189
Tempur Sealy International, Inc. (Household Durables)	1,113	75,740
Tenet Healthcare Corp.* (Health Care Providers & Services)	517	90,993
Tetra Tech, Inc. (Commercial Services & Supplies)	2,407	86,556
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	606	113,571
The Brink's Co. (Commercial Services & Supplies)	192	17,144
The Carlyle Group, Inc. (Capital Markets)	720	37,008

Common Stocks, continued

	Shares	Value
The Ensign Group, Inc. (Health Care Providers & Services)	521	$80,369
The New York Times Co.—Class A (Media)	800	44,784
The Scotts Miracle-Gro Co.* (Chemicals)	147	9,696
The Toro Co. (Machinery)	383	27,070
The Wendy's Co. (Hotels, Restaurants & Leisure)	664	7,583
Toll Brothers, Inc. (Household Durables)	908	103,630
TopBuild Corp.* (Household Durables)	260	84,172
Travel + Leisure Co.* (Hotels, Restaurants & Leisure)	606	31,276
Trex Co., Inc.* (Building Products)	480	26,102
UMB Financial Corp. (Banks)	379	39,856
United Therapeutics Corp.* (Biotechnology)	412	118,387
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	186	28,730
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	181	28,441
Valaris, Ltd.* (Energy Equipment & Services)	597	25,139
Valmont Industries, Inc. (Construction & Engineering)	133	43,434
Valvoline, Inc.* (Specialty Retail)	1,162	44,005
Viper Energy, Inc. (Oil & Gas Producers)	1,197	45,642
Vontier Corp.* (Electronic Equipment, Instruments & Components)	567	20,922
Vornado Realty Trust (Office REITs)	1,113	42,561
Voya Financial, Inc. (Financial Services)	458	32,518
Warner Music Group Corp.*—Class A (Entertainment)	640	17,434
Watsco, Inc. (Trading Companies & Distributors)	198	87,440
Watts Water Technologies, Inc.—Class A (Machinery)	128	31,474
Weatherford International PLC (Energy Equipment & Services)	318	15,999
Western Alliance Bancorp (Banks)	995	77,590
WEX, Inc.* (Financial Services)	219	32,169
Wingstop, Inc. (Hotels, Restaurants & Leisure)	254	85,532
Wintrust Financial Corp. (Banks)	318	39,426
Woodward, Inc. (Aerospace & Defense)	544	133,329
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	704	57,172
XPO, Inc.* (Ground Transportation)	527	66,555
YETI Holdings, Inc.* (Leisure Products)	318	10,023
Zions Bancorp N.A. (Banks)	540	28,048
TOTAL COMMON STOCKS (Cost $10,089,717)		13,955,120

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $51,006	$51,000	$51,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,000)		51,000

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth :: 55

Collateral for Securities Loaned(c) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.37%(d)	62,219	$62,219
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $62,219)		62,219
TOTAL INVESTMENT SECURITIES (Cost $10,202,936)—100.4%		14,068,339
Net other assets (liabilities)—(0.4)%		(62,047)
NET ASSETS—100.0%		$14,006,292

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $61,756.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

REIT  Real Estate Investment Trust

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Aerospace & Defense	$442,757	3.1%
Automobile Components	18,538	0.1%
Banks	571,810	4.1%
Beverages	102,477	0.7%
Biotechnology	477,117	3.4%
Broadline Retail	43,619	0.3%
Building Products	400,323	2.8%
Capital Markets	784,324	5.6%
Chemicals	157,256	1.1%
Commercial Services & Supplies	419,871	3.0%
Communications Equipment	101,285	0.7%
Construction & Engineering	601,464	4.3%
Construction Materials	103,649	0.8%
Consumer Finance	93,400	0.6%
Consumer Staples Distribution & Retail	358,946	2.6%
Containers & Packaging	72,729	0.5%
Diversified Consumer Services	327,073	2.3%
Diversified Telecommunication Services	14,632	0.1%
Electric Utilities	23,321	0.2%
Electrical Equipment	193,405	1.4%
Electronic Equipment, Instruments & Components	340,783	2.4%
Energy Equipment & Services	58,526	0.4%
Entertainment	17,434	0.1%
Financial Services	332,884	2.4%
Food Products	90,773	0.6%
Ground Transportation	164,934	1.2%
Health Care Equipment & Supplies	269,838	1.9%
Health Care Providers & Services	453,898	3.3%
Health Care REITs	38,776	0.3%
Health Care Technology	74,835	0.5%
Hotel & Resort REITs	9,166	0.1%
Hotels, Restaurants & Leisure	675,661	4.8%
Household Durables	281,605	2.0%
Independent Power/Renewable Electricity Producers	19,851	0.1%
Industrial REITs	69,079	0.5%
Industrial Support Services	67,029	0.5%
	Value	% of Net Assets
Insurance	$446,257	3.2%
IT Services	202,586	1.5%
Leisure Facilities & Services	49,275	0.4%
Leisure Products	10,023	0.1%
Life Sciences Tools & Services	190,434	1.4%
Machinery	715,519	5.1%
Marine Transportation	58,066	0.4%
Media	61,432	0.5%
Metals & Mining	285,240	2.0%
Office REITs	57,344	0.4%
Oil & Gas Producers	45,642	0.3%
Oil, Gas & Consumable Fuels	328,199	2.4%
Paper & Forest Products	48,585	0.4%
Passenger Airlines	122,485	0.9%
Personal Care Products	95,021	0.7%
Professional Services	303,453	2.2%
Real Estate Management & Development	58,829	0.4%
Residential REITs	116,266	0.8%
Retail—Discretionary	29,720	0.2%
Retail REITs	88,918	0.6%
Semiconductors & Semiconductor Equipment	382,895	2.7%
Software	817,483	5.8%
Specialized REITs	180,126	1.3%
Specialty Retail	508,822	3.6%
Technology Hardware, Storage & Peripherals	163,469	1.2%
Textiles, Apparel & Luxury Goods	51,855	0.4%
Trading Companies & Distributors	264,108	1.9%
Other**	51,172	0.4%
Total	$14,006,292	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

56 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks (99.4%)

	Shares	Value
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	660	$14,975
Advanced Drainage Systems, Inc. (Building Products)	263	30,208
AECOM (Construction & Engineering)	445	50,223
Affiliated Managers Group, Inc. (Capital Markets)	121	23,809
AGCO Corp. (Machinery)	443	45,700
Agree Realty Corp. (Retail REITs)	463	33,827
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)	2,884	62,035
Alcoa Corp. (Metals & Mining)	1,853	54,682
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	580	19,830
ALLETE, Inc. (Electric Utilities)	415	26,589
Ally Financial, Inc. (Consumer Finance)	1,978	77,043
Amedisys, Inc.* (Health Care Providers & Services)	235	23,122
American Financial Group, Inc. (Insurance)	288	36,348
American Homes 4 Rent—Class A (Residential REITs)	1,410	50,859
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	813	17,065
Annaly Capital Management, Inc. (Mortgage REITs)	4,330	81,490
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,200	22,740
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,089	84,145
API Group Corp.* (Industrial Support Services)	715	36,501
AptarGroup, Inc. (Containers & Packaging)	222	34,727
Aramark (Hotels, Restaurants & Leisure)	1,875	78,507
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	371	47,277
ASGN, Inc.* (IT Services)	314	15,678
Ashland, Inc. (Chemicals)	327	16,442
Associated Banc-Corp. (Banks)	1,169	28,512
Autoliv, Inc.* (Automobile Components)	509	56,957
AutoNation, Inc.* (Specialty Retail)	178	35,360
Avantor, Inc.* (Life Sciences Tools & Services)	4,876	65,630
Avient Corp. (Chemicals)	656	21,195
Avis Budget Group, Inc.* (Ground Transportation)	121	20,455
Avnet, Inc. (Electronic Equipment, Instruments & Components)	601	31,901
Axalta Coating Systems, Ltd.* (Chemicals)	720	21,377
Bank OZK (Banks)	756	35,577
Bath & Body Works, Inc. (Retail—Discretionary)	747	22,380
BellRing Brands, Inc.* (Personal Care Products)	490	28,385
BILL Holdings, Inc.* (Software)	678	31,364
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,373	75,474
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	133	32,096
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	501	54,023
Black Hills Corp. (Multi-Utilities)	520	29,172

Common Stocks, continued

	Shares	Value
Blackbaud, Inc.* (Software)	137	$8,797
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	170	13,299
Brighthouse Financial, Inc.* (Insurance)	410	22,046
Brixmor Property Group, Inc. (Retail REITs)	1,008	26,248
Bruker Corp. (Life Sciences Tools & Services)	427	17,592
Brunswick Corp. (Leisure Products)	470	25,963
Cabot Corp. (Chemicals)	169	12,675
CACI International, Inc.*—Class A (Professional Services)	63	30,032
Cadence Bank (Banks)	1,334	42,661
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	843	14,921
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	82	41,842
Cava Group, Inc.* (Leisure Facilities & Services)	129	10,866
Celsius Holdings, Inc.* (Beverages)	405	18,788
ChampionX Corp. (Energy Equipment & Services)	822	20,418
Chemed Corp. (Health Care Providers & Services)	56	27,268
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	414	40,096
Ciena Corp.* (Communications Equipment)	407	33,101
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	149	15,534
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	610	16,787
Cleveland-Cliffs, Inc.* (Metals & Mining)	3,468	26,357
CNH Industrial N.V.* (Machinery)	6,259	81,118
CNO Financial Group, Inc.* (Insurance)	710	27,392
Cognex Corp. (Electronic Equipment, Instruments & Components)	721	22,870
Columbia Banking System, Inc. (Banks)	1,504	35,164
Columbia Sportswear Co.* (Textiles, Apparel & Luxury Goods)	219	13,377
Comerica, Inc. (Banks)	940	56,071
Commerce Bancshares, Inc. (Banks)	374	23,252
Commercial Metals Co. (Metals & Mining)	808	39,519
Concentrix Corp. (Professional Services)	329	17,389
COPT Defense Properties (Office REITs)	386	10,646
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	515	31,080
Coty, Inc.*—Class A (Personal Care Products)	2,621	12,188
Cousins Properties, Inc. (Office REITs)	1,202	36,096
Crane Co. (Machinery)	164	31,142
Crane NXT Co. (Electronic Equipment, Instruments & Components)	212	11,427
Crown Holdings, Inc. (Containers & Packaging)	824	84,856
CubeSmart (Specialized REITs)	750	31,875
Cullen/Frost Bankers, Inc. (Banks)	138	17,739
Cytokinetics, Inc.* (Biotechnology)	427	14,108
Darling Ingredients, Inc.* (Food Products)	1,133	42,986
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,426	22,645
Dick's Sporting Goods, Inc. (Specialty Retail)	162	32,045
Dolby Laboratories, Inc.*—Class A (Software)	440	32,674
Donaldson Co., Inc. (Machinery)	368	25,521

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value :: 57

Common Stocks, continued

	Shares	Value
Dropbox, Inc.*—Class A (Software)	548	$15,673
EastGroup Properties, Inc. (Industrial REITs)	198	33,090
EchoStar Corp.*—Class A (Media)	489	13,545
Encompass Health Corp. (Health Care Providers & Services)	209	25,630
EnerSys (Electrical Equipment)	283	24,273
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	521	42,020
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,213	23,702
EPR Properties (Specialized REITs)	544	31,693
Equity LifeStyle Properties, Inc. (Residential REITs)	685	42,244
Essent Group, Ltd. (Financial Services)	726	44,090
Essential Utilities, Inc. (Water Utilities)	1,846	68,560
Euronet Worldwide, Inc.* (Financial Services)	119	12,064
Exponent, Inc. (Professional Services)	145	10,833
F.N.B. Corp.* (Banks)	2,575	37,544
Federated Hermes, Inc.—B (Capital Markets)	211	9,352
Fidelity National Financial, Inc. (Insurance)	1,867	104,664
First American Financial Corp. (Insurance)	737	45,244
First Financial Bankshares, Inc. (Banks)	405	14,572
First Horizon Corp. (Banks)	3,630	76,956
First Industrial Realty Trust, Inc. (Industrial REITs)	436	20,985
FirstCash Holdings, Inc.* (Consumer Finance)	100	13,514
Five Below, Inc.* (Specialty Retail)	394	51,684
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	2,742	136,880
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	339	25,750
Flowers Foods, Inc. (Food Products)	1,405	22,452
Flowserve Corp. (Machinery)	281	14,710
Fluor Corp.* (Construction & Engineering)	1,178	60,395
Fortune Brands Innovations, Inc. (Building Products)	860	44,272
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	1,594	58,022
FTI Consulting, Inc.* (Professional Services)	241	38,922
GameStop Corp.*(a)—Class A (Specialty Retail)	1,631	39,780
Gaming and Leisure Properties, Inc. (Specialized REITs)	1,121	52,329
GATX Corp.* (Trading Companies & Distributors)	97	14,895
Genpact, Ltd. (Professional Services)	541	23,809
Gentex Corp. (Automobile Components)	949	20,869
Glacier Bancorp, Inc. (Banks)	467	20,118
Graco, Inc. (Machinery)	610	52,442
Graham Holdings Co.—Class B (Diversified Consumer Services)	24	22,708
Graphic Packaging Holding Co. (Containers & Packaging)	1,317	27,749
Greif, Inc.*—Class A (Containers & Packaging)	187	12,153
GXO Logistics, Inc.* (Air Freight & Logistics)	819	39,885
Haemonetics Corp.* (Health Care Equipment & Supplies)	151	11,266

Common Stocks, continued

	Shares	Value
Hancock Whitney Corp. (Banks)	613	$35,186
Harley-Davidson, Inc. (Automobiles)	782	18,455
Healthcare Realty Trust, Inc. (Health Care REITs)	2,515	39,888
Hexcel Corp. (Aerospace & Defense)	288	16,269
HF Sinaclair Corp. (Oil, Gas & Consumable Fuels)	1,146	47,078
Home BancShares, Inc. (Banks)	815	23,195
IDACORP, Inc. (Electric Utilities)	229	26,438
Illumina, Inc.* (Life Sciences Tools & Services)	543	51,808
Independence Realty Trust, Inc.* (Residential REITs)	668	11,817
Ingredion, Inc. (Food Products)	263	35,668
Insperity, Inc. (Professional Services)	256	15,391
International Bancshares Corp. (Banks)	111	7,388
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	189	12,975
Iridium Communications, Inc.* (Diversified Telecommunication Services)	395	11,917
ITT, Inc. (Machinery)	163	25,563
Janus Henderson Group PLC (Capital Markets)	541	21,012
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	442	46,906
Jefferies Financial Group, Inc. (Capital Markets)	549	30,025
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	160	40,925
KB Home (Household Durables)	246	13,031
KBR, Inc. (Professional Services)	538	25,792
Kemper Corp.* (Insurance)	430	27,752
Kilroy Realty Corp.* (Office REITs)	762	26,144
Kite Realty Group Trust (Retail REITs)	896	20,294
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,160	51,307
Kyndryl Holdings, Inc.* (IT Services)	733	30,757
Lamar Advertising Co.—Class A (Specialized REITs)	233	28,277
Lancaster Colony Corp. (Food Products)	71	12,267
Landstar System, Inc. (Ground Transportation)	250	34,755
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	502	24,593
Lear Corp. (Automobile Components)	382	36,282
Lincoln Electric Holdings, Inc. (Machinery)	171	35,452
Lithia Motors, Inc.—A (Specialty Retail)	186	62,834
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	177	40,131
LivaNova PLC* (Health Care Equipment & Supplies)	231	10,400
Lumentum Holdings, Inc.* (Communications Equipment)	184	17,491
Macy's, Inc. (Broadline Retail)	1,993	23,238
ManpowerGroup, Inc. (Professional Services)	331	13,372
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	635	28,727
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	228	16,487
Matador Resources Co. (Oil, Gas & Consumable Fuels)	300	14,316

See accompanying notes to financial statements.

58 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Mattel, Inc.* (Leisure Products)	2,310	$45,553
Maximus, Inc. (Professional Services)	403	28,291
MGIC Investment Corp. (Financial Services)	884	24,611
MKS Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	284	28,218
MSA Safety, Inc. (Commercial Services & Supplies)	140	23,454
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	319	27,121
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	960	21,600
National Fuel Gas Co.* (Gas Utilities)	646	54,723
National Retail Properties, Inc. (Retail REITs)	1,346	58,121
New Jersey Resources Corp. (Gas Utilities)	718	32,181
New York Community Bancorp, Inc. (Banks)	2,168	22,981
NewMarket Corp. (Chemicals)	30	20,726
Nexstar Media Group, Inc. (Media)	203	35,110
NEXTracker, Inc.*—Class A (Electrical Equipment)	1,029	55,947
NorthWestern Energy Group, Inc. (Multi-Utilities)	440	22,572
NOV, Inc. (Energy Equipment & Services)	2,688	33,412
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	101	13,022
OGE Energy Corp. (Electric Utilities)	1,441	63,952
Old National Bancorp* (Banks)	2,330	49,722
Old Republic International Corp. (Insurance)	1,627	62,542
Olin Corp. (Chemicals)	824	16,554
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	180	23,721
Omega Healthcare Investors, Inc. (Health Care REITs)	1,243	45,556
ONE Gas, Inc.* (Gas Utilities)	429	30,828
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	154	15,543
Option Care Health, Inc.* (Health Care Providers & Services)	1,172	38,067
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	227	19,014
Oshkosh Corp. (Machinery)	460	52,228
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	1,860	70,773
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	728	7,447
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	703	15,234
Penske Automotive Group, Inc.* (Specialty Retail)	133	22,851
Penumbra, Inc.* (Health Care Equipment & Supplies)	97	24,893
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,117	97,704
Perrigo Co. PLC (Pharmaceuticals)	984	26,292
Pinnacle Financial Partners, Inc. (Banks)	198	21,861
Polaris Industries, Inc.* (Leisure Products)	378	15,366
Portland General Electric Co. (Electric Utilities)	783	31,813
Post Holdings, Inc.* (Food Products)	142	15,482
PotlatchDeltic Corp. (Specialized REITs)	512	19,645
Power Integrations, Inc.* (Semiconductors & Semiconductor Equipment)	266	14,869

Common Stocks, continued

	Shares	Value
Prosperity Bancshares, Inc.* (Banks)	682	$47,904
PVH Corp. (Textiles, Apparel & Luxury Goods)	344	23,598
Qualys, Inc.* (Software)	109	15,573
Range Resources Corp. (Oil, Gas & Consumable Fuels)	924	37,579
Rayonier, Inc. (Specialized REITs)	1,003	22,247
Regal Rexnord Corp. (Electrical Equipment)	475	68,856
Reinsurance Group of America, Inc. (Insurance)	473	93,824
Reliance Steel & Aluminum Co. (Metals & Mining)	376	118,026
Repligen Corp.* (Life Sciences Tools & Services)	217	26,990
Rexford Industrial Realty, Inc. (Industrial REITs)	1,690	60,113
RH* (Specialty Retail)	54	10,207
Royal Gold, Inc. (Metals & Mining)	259	46,061
RPM International, Inc. (Chemicals)	395	43,387
Ryder System, Inc. (Ground Transportation)	139	22,101
Sabra Health Care REIT, Inc. (Health Care REITs)	1,703	31,403
Science Applications International Corp. (Professional Services)	338	38,062
SEI Investments Co. (Capital Markets)	264	23,723
Selective Insurance Group, Inc. (Insurance)	435	37,693
Sensata Technologies Holding PLC (Electrical Equipment)	1,047	31,525
Service Corp. International (Diversified Consumer Services)	397	32,316
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	133	19,599
Siligan Holdings, Inc. (Containers & Packaging)	582	31,533
Simpson Manufacturing Co., Inc. (Building Products)	102	15,842
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	933	58,872
Sonoco Products Co.* (Containers & Packaging)	705	30,710
Sotera Health Co.* (Life Sciences Tools & Services)	591	6,572
SouthState Corp. (Banks)	704	64,789
Southwest Gas Holdings, Inc. (Gas Utilities)	432	32,136
Spire, Inc.* (Gas Utilities)	423	30,875
STAG Industrial, Inc. (Industrial REITs)	1,336	48,470
Starwood Property Trust, Inc. (Mortgage REITs)	2,308	46,322
Stifel Financial Corp. (Capital Markets)	213	22,105
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	276	17,890
Synovus Financial Corp. (Banks)	507	26,237
Taylor Morrison Home Corp.* (Household Durables)	718	44,100
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	535	72,599
Tempur Sealy International, Inc. (Household Durables)	606	41,238
Tenet Healthcare Corp.* (Health Care Providers & Services)	260	45,759
Terex Corp. (Machinery)	470	21,944
Texas Capital Bancshares, Inc.* (Banks)	328	26,043
See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value :: 59

Common Stocks, continued

	Shares	Value
The Boston Beer Co., Inc.*—Class A (Beverages)	59	$11,258
The Brink's Co. (Commercial Services & Supplies)	151	13,483
The Carlyle Group, Inc. (Capital Markets)	961	49,396
The Gap, Inc. (Specialty Retail)	1,591	34,700
The Goodyear Tire & Rubber Co.* (Automobile Components)	2,044	21,196
The Hanover Insurance Group, Inc.* (Insurance)	257	43,657
The Middleby Corp.* (Machinery)	382	55,008
The New York Times Co.—Class A (Media)	534	29,893
The Scotts Miracle-Gro Co.* (Chemicals)	195	12,862
The Timken Co. (Machinery)	456	33,083
The Toro Co. (Machinery)	415	29,332
The Wendy's Co. (Hotels, Restaurants & Leisure)	634	7,240
The Western Union Co. (Financial Services)	2,365	19,913
Thor Industries, Inc. (Automobiles)	381	33,837
Trex Co., Inc.* (Building Products)	392	21,317
TXNM Energy, Inc. (Electric Utilities)	663	37,340
UFP Industries, Inc. (Building Products)	432	42,924
UGI Corp. (Gas Utilities)	1,535	55,904
UMB Financial Corp. (Banks)	214	22,504
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,351	9,227
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	915	5,938
United Bankshares, Inc. (Banks)	1,014	36,940
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	170	26,258
Unum Group (Insurance)	1,148	92,712
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	1,656	127,529
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	126	19,798
Valley National Bancorp* (Banks)	3,408	30,433
Valmont Industries, Inc. (Construction & Engineering)	38	12,410
VF Corp. (Textiles, Apparel & Luxury Goods)	2,369	27,836
Visteon Corp.* (Automobile Components)	195	18,194
Vontier Corp.* (Electronic Equipment, Instruments & Components)	614	22,657
Vornado Realty Trust (Office REITs)	323	12,352
Voya Financial, Inc. (Financial Services)	330	23,430
Warner Music Group Corp.*—Class A (Entertainment)	543	14,791
Watsco, Inc. (Trading Companies & Distributors)	95	41,954
Watts Water Technologies, Inc.—Class A (Machinery)	97	23,851
Weatherford International PLC (Energy Equipment & Services)	270	13,584

Common Stocks, continued

	Shares	Value
Webster Financial Corp. (Banks)	1,204	$65,738
WESCO International, Inc. (Trading Companies & Distributors)	318	58,894
Westlake Corp.* (Chemicals)	239	18,147
WEX, Inc.* (Financial Services)	74	10,870
Whirlpool Corp. (Household Durables)	398	40,365
Wintrust Financial Corp. (Banks)	230	28,515
WP Carey, Inc. (Equity REIT—Diversified)	1,567	97,749
XPO, Inc.* (Ground Transportation)	430	54,305
YETI Holdings, Inc.* (Leisure Products)	344	10,843
Zions Bancorp N.A. (Banks)	634	32,930
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,859	18,813
TOTAL COMMON STOCKS (Cost $7,794,165)		9,861,425

Repurchase Agreements(b) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $51,006	$51,000	$51,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,000)		51,000

Collateral for Securities Loaned(c) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(d)	37,539	$37,539
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $37,539)		37,539
TOTAL INVESTMENT SECURITIES (Cost $7,882,704)—100.3%		9,949,964
Net other assets (liabilities)—(0.3)%		(29,471)
NET ASSETS—100.0%		$9,920,493

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $37,756.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

60 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Aerospace & Defense	$16,269	0.2%
Air Freight & Logistics	39,885	0.4%
Automobile Components	153,498	1.5%
Automobiles	52,292	0.5%
Banks	930,533	9.4%
Beverages	30,046	0.3%
Biotechnology	89,582	0.9%
Broadline Retail	46,959	0.5%
Building Products	154,563	1.6%
Capital Markets	179,421	1.8%
Chemicals	183,365	1.8%
Commercial Services & Supplies	36,937	0.4%
Communications Equipment	50,592	0.5%
Construction & Engineering	123,028	1.2%
Consumer Finance	90,557	0.9%
Consumer Staples Distribution & Retail	411,860	4.2%
Containers & Packaging	221,728	2.2%
Diversified Consumer Services	55,024	0.6%
Diversified Telecommunication Services	69,939	0.7%
Electric Utilities	186,132	1.9%
Electrical Equipment	180,601	1.8%
Electronic Equipment, Instruments & Components	411,739	4.2%
Energy Equipment & Services	67,414	0.7%
Entertainment	14,791	0.1%
Equity REIT—Diversified	97,749	1.0%
Financial Services	134,978	1.3%
Food Products	128,855	1.3%
Gas Utilities	236,647	2.4%
Ground Transportation	182,923	1.8%
Health Care Equipment & Supplies	92,906	0.9%
Health Care Providers & Services	174,821	1.8%
Health Care REITs	116,847	1.2%
Hotel & Resort REITs	7,447	0.1%
Hotels, Restaurants & Leisure	135,331	1.4%
Household Durables	138,733	1.4%
Independent Power/Renewable Electricity Producers	19,014	0.2%
Industrial REITs	162,658	1.6%

	Value	% of Net Assets
Industrial Support Services	$36,501	0.4%
Insurance	593,875	6.0%
Interactive Media & Services	18,813	0.2%
IT Services	46,435	0.5%
Leisure Facilities & Services	10,865	0.1%
Leisure Products	97,724	1.0%
Life Sciences Tools & Services	200,689	2.0%
Machinery	527,093	5.3%
Media	78,548	0.8%
Metals & Mining	284,645	2.9%
Mortgage REITs	127,812	1.3%
Multi-Utilities	51,744	0.5%
Office REITs	85,238	0.9%
Oil, Gas & Consumable Fuels	370,348	3.7%
Personal Care Products	40,573	0.4%
Pharmaceuticals	73,197	0.8%
Professional Services	241,893	2.4%
Real Estate Management & Development	40,925	0.4%
Residential REITs	104,920	1.0%
Retail—Discretionary	22,380	0.2%
Retail REITs	138,490	1.4%
Semiconductors & Semiconductor Equipment	241,419	2.4%
Software	104,081	1.0%
Specialized REITs	186,066	1.9%
Specialty Retail	315,212	3.2%
Textiles, Apparel & Luxury Goods	153,770	1.5%
Trading Companies & Distributors	173,945	1.8%
Water Utilities	68,560	0.7%
Other**	59,068	0.6%
Total	$9,920,493	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Nasdaq-100 :: 61

Common Stocks (72.7%)

	Shares	Value
Adobe, Inc.* (Software)	2,902	$1,122,726
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	11,041	1,566,718
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,939	388,947
Alphabet, Inc.—Class A (Interactive Media & Services)	16,109	2,838,889
Alphabet, Inc.—Class C (Interactive Media & Services)	15,109	2,680,186
Amazon.com, Inc.* (Broadline Retail)	29,384	6,446,556
American Electric Power Co., Inc. (Electric Utilities)	3,637	377,375
Amgen, Inc. (Biotechnology)	3,661	1,022,188
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,379	804,270
ANSYS, Inc.* (Software)	599	210,381
Apple, Inc. (Technology Hardware, Storage & Peripherals)	41,339	8,481,523
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,465	1,000,478
AppLovin Corp*—Class A (Software)	2,095	733,418
ARM Holdings PLC*ADR(a) (Semiconductors & Semiconductor Equipment)	911	147,345
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	595	476,828
AstraZeneca PLCADR (Pharmaceuticals)	4,058	283,573
Atlassian Corp.*—Class A (Software)	1,125	228,476
Autodesk, Inc.* (Software)	1,457	451,043
Automatic Data Processing, Inc. (Professional Services)	2,764	852,417
Axon Enterprise, Inc.* (Aerospace & Defense)	530	438,808
Baker Hughes Co. (Energy Equipment & Services)	6,746	258,642
Biogen, Inc.* (Biotechnology)	997	125,213
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	221	1,279,421
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	21,523	5,932,815
Cadence Design Systems, Inc.* (Software)	1,860	573,159
CDW Corp. (Electronic Equipment, Instruments & Components)	897	160,195
Charter Communications, Inc.*—Class A (Media)	956	390,822
Cintas Corp. (Commercial Services & Supplies)	2,750	612,893
Cisco Systems, Inc. (Communications Equipment)	26,965	1,870,832
Coca-Cola European Partners PLC (Beverages)	3,127	289,935
Cognizant Technology Solutions Corp.—Class A (IT Services)	3,357	261,947
Comcast Corp.—Class A (Media)	25,360	905,099
Constellation Energy Corp. (Electric Utilities)	2,134	688,769
Copart, Inc.* (Commercial Services & Supplies)	6,578	322,782
CoStar Group, Inc.* (Real Estate Management & Development)	2,872	230,909

Common Stocks, continued

	Shares	Value
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	3,021	$2,990,609
Crowdstrike Holdings, Inc.*—Class A (Software)	1,696	863,790
CSX Corp. (Ground Transportation)	12,792	417,403
Datadog, Inc.*—Class A (Software)	2,175	292,168
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,670	233,064
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,990	273,426
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,715	669,275
Electronic Arts, Inc. (Entertainment)	1,708	272,768
Exelon Corp. (Electric Utilities)	6,875	298,513
Fastenal Co. (Trading Companies & Distributors)	7,812	328,104
Fortinet, Inc.* (Software)	5,212	551,013
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	3,118	230,950
Gilead Sciences, Inc. (Biotechnology)	8,471	939,180
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	3,765	143,823
Honeywell International, Inc. (Industrial Conglomerates)	4,377	1,019,316
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	547	293,378
Intel Corp. (Semiconductors & Semiconductor Equipment)	29,703	665,347
Intuit, Inc. (Software)	1,899	1,495,709
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,441	1,326,464
Keurig Dr Pepper, Inc. (Beverages)	9,249	305,772
KLA Corp. (Semiconductors & Semiconductor Equipment)	901	807,062
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	8,710	847,831
Linde PLC (Chemicals)	3,206	1,504,191
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	783	186,025
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,865	509,537
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,871	454,415
MercadoLibre, Inc.* (Broadline Retail)	346	904,316
Meta Platforms, Inc.—Class A (Interactive Media & Services)	6,009	4,435,183
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,673	258,469
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,610	937,933
Microsoft Corp. (Software)	20,571	10,232,221
MicroStrategy, Inc.*—Class A (Software)	1,728	698,509
Mondelez International, Inc.—Class A (Food Products)	8,817	594,619
Monster Beverage Corp.* (Beverages)	6,641	415,992
Netflix, Inc.* (Entertainment)	2,898	3,880,798
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	67,534	10,669,697

See accompanying notes to financial statements.

62 :: ProFund VP Nasdaq-100 :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,721	$376,021
Old Dominion Freight Line, Inc. (Ground Transportation)	1,439	233,550
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,845	149,106
O'Reilly Automotive, Inc.* (Specialty Retail)	5,821	524,646
PACCAR, Inc. (Machinery)	3,574	339,744
Palantir Technologies, Inc.*—Class A (Software)	15,409	2,100,555
Palo Alto Networks, Inc.* (Software)	4,541	929,270
Paychex, Inc. (Professional Services)	2,452	356,668
PayPal Holdings, Inc.* (Financial Services)	6,623	492,221
PDD Holdings, Inc.*ADR (Broadline Retail)	4,549	476,098
PepsiCo, Inc. (Beverages)	9,337	1,232,858
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	7,477	1,190,787
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	723	379,575
Roper Technologies, Inc. (Software)	732	414,927
Ross Stores, Inc. (Specialty Retail)	2,239	285,652
Shopify, Inc.*—Class A (It Services)	8,295	956,828
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,739	709,125
Synopsys, Inc.* (Software)	1,056	541,390
Take-Two Interactive Software, Inc.* (Entertainment)	1,241	301,377
Tesla, Inc.* (Automobiles)	10,074	3,200,107
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,186	1,284,337
The Kraft Heinz Co. (Food Products)	8,059	208,083
The Trade Desk, Inc.*—Class A (Media)	3,052	219,713
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	7,732	1,842,226
Verisk Analytics, Inc. (Professional Services)	953	296,860
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,749	778,655
Warner Bros. Discovery, Inc.* (Entertainment)	16,848	193,078
Workday, Inc.*—Class A (Software)	1,470	352,800
Xcel Energy, Inc. (Electric Utilities)	3,928	267,497
Zscaler, Inc.* (Software)	1,060	332,776
TOTAL COMMON STOCKS (Cost $27,592,476)		116,368,978

Repurchase Agreements(b)(c) (26.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $42,860,058	$42,855,000	$42,855,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,855,000)		42,855,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(e)	507	$507
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $507)		507
TOTAL INVESTMENT SECURITIES (Cost $70,447,983)—99.5%		159,224,485
Net other assets (liabilities)—0.5%		731,974
NET ASSETS—100.0%		$159,956,459

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $485.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $3,568,000.

(d)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

ADR  American Depositary Receipt

NM  Not meaningful, amount is less than 0.05%

NYS  New York Shares

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Nasdaq-100 :: 63

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Index Futures Contracts	30	9/22/25	$13,735,950	$421,347

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/28/25	5.08%	$23,205,163	$147,808
Nasdaq-100 Index	UBS AG	7/28/25	5.13%	6,724,326	40,319
				$29,929,489	$188,127

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Aerospace & Defense	$438,808	0.3%
Automobiles	3,200,107	2.0%
Beverages	2,244,557	1.4%
Biotechnology	3,244,811	2.0%
Broadline Retail	7,826,971	4.9%
Chemicals	1,504,191	0.9%
Commercial Services & Supplies	935,675	0.6%
Communications Equipment	1,870,832	1.2%
Consumer Staples Distribution & Retail	2,990,609	1.9%
Electric Utilities	1,632,154	1.0%
Electronic Equipment, Instruments & Components	160,195	0.1%
Energy Equipment & Services	258,642	0.1%
Entertainment	4,648,021	2.9%
Financial Services	492,221	0.3%
Food Products	802,702	0.5%
Ground Transportation	650,953	0.4%
Health Care Equipment & Supplies	2,083,856	1.3%
Hotels, Restaurants & Leisure	3,556,305	2.3%
Industrial Conglomerates	1,019,316	0.6%
Interactive Media & Services	9,954,258	6.2%
It Services	956,828	0.6%
IT Services	261,947	0.2%

	Value	% of Net Assets
Machinery	$339,744	0.2%
Media	1,515,634	0.9%
Oil, Gas & Consumable Fuels	273,426	0.2%
Pharmaceuticals	283,573	0.1%
Professional Services	1,505,945	1.0%
Real Estate Management & Development	230,909	0.2%
Semiconductors & Semiconductor Equipment	27,713,281	17.3%
Software	22,124,331	13.8%
Specialty Retail	810,298	0.5%
Technology Hardware, Storage & Peripherals	8,481,523	5.3%
Textiles, Apparel & Luxury Goods	186,025	0.1%
Trading Companies & Distributors	328,104	0.2%
Wireless Telecommunication Services	1,842,226	1.2%
Other**	43,587,481	27.3%
Total	$159,956,459	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

64 :: ProFund VP Pharmaceuticals :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks (98.2%)

	Shares	Value
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	20,701	$167,471
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	6,329	145,314
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,792	182,178
Arvinas, Inc.* (Pharmaceuticals)	11,179	82,277
Axsome Therapeutics, Inc.* (Pharmaceuticals)	2,680	279,765
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,775	267,325
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	3,917	115,826
Corcept Therapeutics, Inc.* (Pharmaceuticals)	4,066	298,444
CorMedix, Inc.* (Pharmaceuticals)	8,601	105,964
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	11,044	144,787
Elanco Animal Health, Inc.* (Pharmaceuticals)	20,301	289,898
Eli Lilly & Co. (Pharmaceuticals)	358	279,072
Enliven Therapeutics, Inc.* (Pharmaceuticals)	3,076	61,705
Evolus, Inc.* (Pharmaceuticals)	7,918	72,925
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	6,374	59,979
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	6,627	209,413
Harrow, Inc.* (Pharmaceuticals)	4,372	133,521
Innoviva, Inc.* (Pharmaceuticals)	7,663	153,950
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	2,622	278,247
Johnson & Johnson (Pharmaceuticals)	1,866	285,032
LENZ Therapeutics, Inc.* (Biotechnology)	2,136	62,606
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	1,235	140,395
Liquidia Corp.* (Pharmaceuticals)	8,868	110,495
Merck & Co., Inc. (Pharmaceuticals)	3,607	285,530
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	9,908	64,303
Nuvation Bio, Inc.* (Pharmaceuticals)	34,575	67,421
Ocular Therapeutix, Inc.* (Pharmaceuticals)	16,348	151,709
Organon & Co. (Pharmaceuticals)	28,739	278,194
Pacira BioSciences, Inc.* (Pharmaceuticals)	8,240	196,936
Perrigo Co. PLC (Pharmaceuticals)	10,584	282,804
Pfizer, Inc. (Pharmaceuticals)	11,834	286,856
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	2,474	63,186

Common Stocks, continued

	Shares	Value
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	3,403	$271,730
Royalty Pharma PLC*—Class A (Pharmaceuticals)	8,508	306,543
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	4,913	154,858
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	7,033	284,907
Trevi Therapeutics, Inc.* (Pharmaceuticals)	13,386	73,221
Viatris, Inc. (Pharmaceuticals)	32,260	288,082
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	16,434	106,821
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	31,573	147,446
Zevra Therapeutics, Inc.* (Pharmaceuticals)	4,184	36,861
Zoetis, Inc. (Pharmaceuticals)	1,742	271,665
TOTAL COMMON STOCKS (Cost $5,212,491)		7,545,662

Repurchase Agreements(a) (1.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $111,013	$111,000	$111,000
TOTAL REPURCHASE AGREEMENTS (Cost $111,000)		111,000
TOTAL INVESTMENT SECURITIES (Cost $5,323,491)—99.6%		7,656,662
Net other assets (liabilities)—0.4%		31,484
NET ASSETS—100.0%		$7,688,146

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	7/23/25	5.08%	$125,458	$(3,067)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Pharmaceuticals :: 65

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Biotechnology	$62,606	0.8%
Pharmaceuticals	7,483,056	97.4%
Other**	142,484	1.8%
Total	$7,688,146	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

66 :: ProFund VP Precious Metals :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Repurchase Agreements(a)(b) (123.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $43,195,098	$43,190,000	$43,190,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,190,000)		43,190,000
TOTAL INVESTMENT SECURITIES (Cost $43,190,000)—123.8%		43,190,000
Net other assets (liabilities)—(23.8)%		(8,296,439)
NET ASSETS—100.0%		$34,893,561

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $7,363,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	7/23/25	5.08%	$21,595,387	$(389,257)
Dow Jones Precious Metals Index	UBS AG	7/23/25	5.13%	13,293,843	(402,139)
				$34,889,230	$(791,396)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Real Estate :: 67

Common Stocks (97.4%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	690	$50,115
American Tower Corp.—Class A (Specialized REITs)	2,097	463,478
AvalonBay Communities, Inc. (Residential REITs)	637	129,630
Boston Properties, Inc. (Office REITs)	653	44,058
Camden Property Trust (Residential REITs)	479	53,979
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,315	184,258
CoStar Group, Inc.* (Real Estate Management & Development)	1,890	151,956
Crown Castle International Corp. (Specialized REITs)	1,951	200,426
Digital Realty Trust, Inc. (Specialized REITs)	1,418	247,200
Equinix, Inc. (Specialized REITs)	438	348,416
Equity Residential (Residential REITs)	1,532	103,395
Essex Property Trust, Inc. (Residential REITs)	288	81,619
Extra Space Storage, Inc. (Specialized REITs)	951	140,215
Federal Realty Investment Trust (Retail REITs)	348	33,057
Healthpeak Properties, Inc. (Health Care REITs)	3,112	54,491
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	3,108	47,739
Invitation Homes, Inc. (Residential REITs)	2,554	83,771
Iron Mountain, Inc. (Specialized REITs)	1,322	135,598
Kimco Realty Corp. (Retail REITs)	3,031	63,712
Mid-America Apartment Communities, Inc. (Residential REITs)	524	77,557
Prologis, Inc. (Industrial REITs)	4,157	436,984
Public Storage (Specialized REITs)	707	207,448
Realty Income Corp. (Retail REITs)	4,046	233,090
Regency Centers Corp. (Retail REITs)	732	52,140
SBA Communications Corp.—Class A (Specialized REITs)	481	112,958

Common Stocks, continued

	Shares	Value
Simon Property Group, Inc. (Retail REITs)	1,375	$221,045
UDR, Inc. (Residential REITs)	1,351	55,161
Ventas, Inc. (Health Care REITs)	2,022	127,689
VICI Properties, Inc. (Specialized REITs)	4,734	154,328
Welltower, Inc. (Health Care REITs)	2,783	427,831
Weyerhaeuser Co. (Specialized REITs)	3,249	83,467
TOTAL COMMON STOCKS (Cost $1,482,429)		4,806,811

Repurchase Agreements(a) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $55,006	$55,000	$55,000
TOTAL REPURCHASE AGREEMENTS (Cost $55,000)		55,000
TOTAL INVESTMENT SECURITIES (Cost $1,537,429)—98.5%		4,861,811
Net other assets (liabilities)—1.5%		72,230
NET ASSETS—100.0%		$4,934,041

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	7/23/25	5.08%	$86,152	$(2,060)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Health Care REITs	$610,011	12.4%
Hotel & Resort REITs	47,739	1.0%
Industrial REITs	436,984	8.8%
Office REITs	94,173	1.9%
Real Estate Management & Development	336,214	6.8%
Residential REITs	585,112	11.9%
Retail REITs	603,043	12.2%
	Value	% of Net Assets
Specialized REITs	$2,093,535	42.4%
Other**	127,230	2.6%
Total	$4,934,041	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

68 :: ProFund VP Rising Rates Opportunity :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Repurchase Agreements(a)(b) (102.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $7,276,859	$7,276,000	$7,276,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,276,000)		7,276,000
TOTAL INVESTMENT SECURITIES (Cost $7,276,000)—102.4%		7,276,000
Net other assets (liabilities)—(2.4)%		(168,442)
NET ASSETS—100.0%		$7,107,558

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $432,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.75%, due 5/15/55	Citibank North America	7/15/25	(4.31)%	$(3,921,731)	$(81,123)
30-Year U.S. Treasury Bond, 4.75%, due 5/15/55	Societe Generale	7/15/25	(4.24)%	(4,932,177)	(91,987)
				$(8,853,908)	$(173,110)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Semiconductor :: 69

Common Stocks (43.9%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,111	$867,151
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	493	16,856
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	428	8,984
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,869	444,859
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,062	560,560
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	121	8,432
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	17,721	4,884,794
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	200	20,851
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	495	19,627
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	571	46,051
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	314	11,995
Intel Corp. (Semiconductors & Semiconductor Equipment)	16,440	368,256
KLA Corp. (Semiconductors & Semiconductor Equipment)	498	446,079
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,821	469,276
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	518	25,377
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,256	252,014
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,027	142,640
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,212	519,129
MKS Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	253	25,138
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	180	131,648
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	91,916	14,521,810
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	952	208,002
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,575	82,546
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	184	18,571
Power Integrations, Inc.* (Semiconductors & Semiconductor Equipment)	212	11,851
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	352	29,888

Common Stocks, continued

	Shares	Value
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	4,135	$658,540
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	405	25,928
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	123	18,125
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	566	42,178
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	605	54,402
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,424	710,891
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	167	25,795
TOTAL COMMON STOCKS (Cost $1,377,418)		25,678,244

Repurchase Agreements(a) (2.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $1,163,137	$1,163,000	$1,163,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,163,000)		1,163,000
TOTAL INVESTMENT SECURITIES (Cost $2,540,418)—45.9%		26,841,244
Net other assets (liabilities)—54.1%		31,600,766
NET ASSETS—100.0%		$58,442,010

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

70 :: ProFund VP Semiconductor :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	7/23/25	5.08%	$32,255,032	$74,851

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$25,678,244	43.9%
Other**	32,763,766	56.1%
Total	$58,442,010	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Short Dow 30 :: 71

Repurchase Agreements(a)(b) (85.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $6,001	$6,000	$6,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,000)		6,000
TOTAL INVESTMENT SECURITIES (Cost $6,000)—85.2%		6,000
Net other assets (liabilities)—14.8%		1,044
NET ASSETS—100.0%		$7,044

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $4,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/28/25	(4.83)%	$(1,842)	$(11)
Dow Jones Industrial Average	UBS AG	7/28/25	(4.73)%	(5,184)	(30)
				$(7,026)	$(41)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

72 :: ProFund VP Short Emerging Markets :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Repurchase Agreements(a)(b) (99.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $295,035	$295,000	$295,000
TOTAL REPURCHASE AGREEMENTS (Cost $295,000)		295,000
TOTAL INVESTMENT SECURITIES (Cost $295,000)—99.9%		295,000
Net other assets (liabilities)—0.1%		273
NET ASSETS—100.0%		$295,273

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $54,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	7/28/25	(4.13)%	$(142,606)	$165
S&P Emerging 50 ADR Index (USD)	UBS AG	7/28/25	(4.33)%	(152,713)	184
				$(295,319)	$349

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Short International :: 73

Repurchase Agreements(a)(b) (100.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $2,080,246	$2,080,000	$2,080,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,080,000)		2,080,000
TOTAL INVESTMENT SECURITIES (Cost $2,080,000)—100.1%		2,080,000
Net other assets (liabilities)—(0.1)%		(2,523)
NET ASSETS—100.0%		$2,077,477

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $331,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/28/25	(4.28)%	$(1,009,123)	$(49)
MSCI EAFE Index	UBS AG	7/28/25	(4.63)%	(1,055,875)	(19)
				$(2,064,998)	$(68)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

74 :: ProFund VP Short Mid-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Repurchase Agreements(a)(b) (97.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $56,007	$56,000	$56,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,000)		56,000
TOTAL INVESTMENT SECURITIES (Cost $56,000)—97.9%		56,000
Net other assets (liabilities)—2.1%		1,228
NET ASSETS—100.0%		$57,228

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $17,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/28/25	(4.58)%	$(30,225)	$(4)
S&P MidCap 400	UBS AG	7/28/25	(4.73)%	(26,789)	(3)
				$(57,014)	$(7)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Short Nasdaq-100 :: 75

Repurchase Agreements(a)(b) (98.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $2,082,246	$2,082,000	$2,082,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,082,000)		2,082,000
TOTAL INVESTMENT SECURITIES (Cost $2,082,000)—98.1%		2,082,000
Net other assets (liabilities)—1.9%		40,772
NET ASSETS—100.0%		$2,122,772

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $285,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Index Futures Contracts	1	9/22/25	$(457,865)	$(14,057)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/28/25	(4.83)%	$(712,121)	$(4,561)
Nasdaq-100 Index	UBS AG	7/28/25	(4.73)%	(952,518)	(5,743)
				$(1,664,639)	$(10,304)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

76 :: ProFund VP Short Small-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Repurchase Agreements(a)(b) (96.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $814,096	$814,000	$814,000
TOTAL REPURCHASE AGREEMENTS (Cost $814,000)		814,000
TOTAL INVESTMENT SECURITIES (Cost $814,000)—96.9%		814,000
Net other assets (liabilities)—3.1%		25,802
NET ASSETS—100.0%		$839,802

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $92,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Russell 2000 Index Futures Contracts	2	9/22/25	$(219,170)	$(1,469)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/28/25	(4.48)%	$(404,557)	$(527)
Russell 2000 Index	UBS AG	7/28/25	(4.63)%	(215,329)	(272)
				$(619,886)	$(799)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 77

Common Stocks (82.1%)

	Shares	Value
10X Genomics Inc*—Class A (Medical Equipment & Devices)	241	$2,791
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	50	246
1st Source Corp. (Banks)	44	2,731
3D Systems Corp.* (Machinery)	301	464
4D Molecular Therapeutics, Inc.* (Biotechnology)	92	341
89bio, Inc.* (Biotechnology)	285	2,799
8x8, Inc.* (Software)	298	584
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	63	449
A10 Networks, Inc.* (Software)	169	3,270
AAR Corp.* (Aerospace & Defense)	82	5,641
Aardvark Therapeutics, Inc.* (Biotech & Pharma)	13	176
Abeona Therapeutics, Inc.* (Biotech & Pharma)	100	568
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	108	8,948
ABM Industries, Inc. (Commercial Services & Supplies)	142	6,704
Absci Corp.* (Biotechnology)	249	640
Acacia Research Corp.* (Financial Services)	78	279
Academy Sports & Outdoors, Inc. (Specialty Retail)	152	6,811
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	284	6,126
Acadia Realty Trust (Retail REITs)	302	5,608
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	124	1,459
ACCO Brands Corp. (Commercial Services & Supplies)	200	716
Accuray, Inc.* (Health Care Equipment & Supplies)	232	318
ACI Worldwide, Inc.* (Software)	241	11,064
Aclaris Therapeutics, Inc.* (Biotech & Pharma)	207	294
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	116	3,004
Acme United Corp. (Wholesale—Discretionary)	8	332
ACNB Corp. (Banks)	24	1,028
ACRES Commercial Realty Corp.* (Specialty Finance)	14	251
Actuate Therapeutics, Inc.* (Biotech & Pharma)	13	79
Acuren Corp.* (Asset Management)	237	2,617
Acushnet Holdings Corp. (Leisure Products)	64	4,660
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	384	6,228
AdaptHealth Corp.* (Health Care Providers & Services)	211	1,990
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	342	3,984
ADC Therapeutics SA* (Biotechnology)	166	445
Addus HomeCare Corp.* (Health Care Providers & Services)	42	4,838
Adeia, Inc. (Software)	249	3,521
Adient PLC (Automobile Components)	192	3,736
ADMA Biologics, Inc.* (Biotechnology)	530	9,651
Adtalem Global Education, Inc.* (Diversified Consumer Services)	84	10,687
ADTRAN Holdings, Inc. (Communications Equipment)	170	1,525
Advance Auto Parts, Inc. (Specialty Retail)	137	6,369

Common Stocks, continued

	Shares	Value
Advanced Emissions Solutions, Inc.* (Chemicals)	72	$387
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	86	11,395
AdvanSix, Inc. (Chemicals)	60	1,425
Advantage Solutions, Inc.* (Media)	215	284
Aehr Test Systems*(a) (Semiconductors & Semiconductor Equipment)	65	840
Aeluma, Inc.* (Semiconductors)	22	360
AeroVironment, Inc.* (Aerospace & Defense)	65	18,522
AerSale Corp.* (Aerospace & Defense)	74	445
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	70	2,645
AFC Gamma, Inc.* (Mortgage REITs)	42	188
AG Mortgage Investment Trust, Inc.* (Mortgage REITs)	64	483
agilon health, Inc.* (Health Care Providers & Services)	705	1,622
Agilysys, Inc.* (Software)	59	6,764
Agios Pharmaceuticals, Inc.* (Biotechnology)	129	4,291
AirJoule Technologies Corp.* (Electrical Equipment)	49	227
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	29	140
Airship AI Holdings, Inc.* (Software)	46	271
Akebia Therapeutics, Inc.* (Biotechnology)	571	2,078
Akero Therapeutics, Inc.* (Biotechnology)	160	8,538
Alamo Group, Inc. (Machinery)	24	5,241
Alarm.com Holdings, Inc.* (Software)	109	6,166
Albany International Corp. (Machinery)	69	4,839
Aldeyra Therapeutics, Inc.* (Biotechnology)	124	475
Alector, Inc.* (Biotechnology)	182	255
Alerus Financial Corp. (Financial Services)	51	1,104
Alexander & Baldwin, Inc. (Equity REIT— Diversified)	167	2,978
Alexander's, Inc.* (Retail REITs)	5	1,127
Alico, Inc.* (Food Products)	12	392
Alight, Inc.*—Class A (Professional Services)	986	5,581
Alignment Healthcare, Inc.* (Health Care Providers & Services)	292	4,088
Alkami Technology, Inc.* (Software)	156	4,702
Alkermes PLC* (Biotechnology)	370	10,586
Allegiant Travel Co. (Passenger Airlines)	33	1,813
ALLETE, Inc. (Electric Utilities)	134	8,585
Allied Motion Technologies, Inc. (Electrical Equipment)	33	1,198
Allogene Therapeutics, Inc.* (Biotechnology)	346	391
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	57	1,463
Alpha Metallurgical Resources, Inc. (Metals & Mining)	27	3,037
Alpha Teknova, Inc.* (Biotech & Pharma)	25	123
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	265	2,942
Alpine Income Property Trust, Inc. (Equity REIT—Diversified)	29	427
Alta Equipment Group, Inc. (Trading Companies & Distributors)	46	291
AlTi Global, Inc.* (Capital Markets)	97	403
Altice USA, Inc.*—Class A (Cable & Satellite)	597	1,278
Altimmune, Inc.*(a) (Biotechnology)	177	685

See accompanying notes to financial statements.

78 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Alumis, Inc.* (Pharmaceuticals)	110	$330
Amalgamated Financial Corp. (Banks)	54	1,685
A-Mark Precious Metals, Inc. (Distributors)	43	954
Ambac Financial Group, Inc.* (Insurance)	109	774
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	93	6,144
AMC Entertainment Holdings, Inc.* (Entertainment)	995	3,085
AMC Networks, Inc.*—Class A (Media)	74	464
Amerant Bancorp, Inc. (Banks)	85	1,550
Ameresco, Inc.*—Class A (Construction & Engineering)	73	1,109
American Assets Trust, Inc. (Equity REIT— Diversified)	119	2,350
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	264	1,077
American Battery Technology Co.* (Metals & Mining)	185	300
American Eagle Outfitters, Inc. (Specialty Retail)	372	3,579
American Healthcare REIT, Inc. (Health Care REITs)	364	13,374
American Outdoor Brands Inc.* (Leisure Products)	28	293
American Public Education, Inc.* (Diversified Consumer Services)	40	1,218
American Reality Investors, Inc.* (Real Estate Management & Development)	3	42
American States Water Co. (Water Utilities)	88	6,746
American Superconductor Corp.* (Electrical Equipment)	87	3,192
American Vanguard Corp.* (Chemicals)	60	235
American Woodmark Corp.* (Building Products)	34	1,815
America's Car-Mart, Inc.* (Specialty Retail)	17	953
Ameris Bancorp (Banks)	151	9,770
AMERISAFE, Inc. (Insurance)	43	1,880
Ames National Corp. (Banks)	20	356
Amicus Therapeutics, Inc.* (Biotechnology)	636	3,644
AMMO, Inc.* (Leisure Products)	201	257
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	88	1,819
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	344	2,783
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	85	1,952
Amplitude, Inc.*—Class A (Software)	199	2,468
Amprius Technologies, Inc.* (Electrical Equipment)	213	897
Amylyx Pharmaceuticals, Inc.* (Biotech & Pharma)	158	1,013
AnaptysBio, Inc.* (Biotechnology)	45	999
Anavex Life Sciences Corp.*(a) (Biotechnology)	191	1,761
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	28	264
Angi, Inc.* (Interactive Media & Services)	99	1,511
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	89	883
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	42	2,741
Anika Therapeutics, Inc.* (Biotechnology)	28	296
Annexon, Inc.* (Biotechnology)	219	526
Anteris Technologies Global Corp.* (Medical Equipment & Devices)	49	186

Common Stocks, continued

	Shares	Value
Anterix, Inc.* (Diversified Telecommunication Services)	30	$770
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	241	872
Apartment Investment and Management Co.* (Residential REITs)	302	2,612
Apogee Enterprises, Inc. (Building Products)	48	1,949
Apogee Therapeutics, Inc.* (Biotechnology)	73	3,170
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	319	3,088
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	93	2,314
Appian Corp.*—Class A (Software)	90	2,687
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	512	5,975
Applied Digital Corp.*(a) (IT Services)	404	4,068
Applied Optoelectronics, Inc.* (Communications Equipment)	123	3,160
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	197	652
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	436	4,665
Arbutus Biopharma Corp.* (Biotechnology)	346	1,069
ArcBest Corp. (Ground Transportation)	53	4,082
Arcellx, Inc.* (Biotechnology)	84	5,531
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	1,246	13,519
Archrock, Inc. (Energy Equipment & Services)	378	9,386
Arcosa, Inc. (Construction & Engineering)	111	9,625
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	58	755
Arcus Biosciences, Inc.* (Biotechnology)	158	1,286
Arcutis Biotherapeutics, Inc.* (Biotechnology)	245	3,435
Ardagh Metal Packaging SA (Containers & Packaging)	319	1,365
Ardelyx, Inc.* (Biotechnology)	539	2,113
Ardent Health Partners, Inc.* (Health Care Providers & Services)	53	724
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	79	758
Ares Commercial Real Estate Corp. (Mortgage REITs)	121	577
Argan, Inc. (Construction & Engineering)	30	6,614
Arhaus, Inc. (Specialty Retail)	117	1,014
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	71	1,679
Arko Corp. (Specialty Retail)	176	744
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	227	3,850
Armada Hoffler Properties, Inc. (Equity REIT— Diversified)	183	1,257
ARMOUR Residential REIT, Inc.(a) (Mortgage REITs)	189	3,177
Array Technologies, Inc.* (Electrical Equipment)	347	2,047
ArriVent Biopharma, Inc.* (Biotechnology)	53	1,154
Arrow Financial Corp. (Banks)	38	1,004
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	276	4,361
ARS Pharmaceuticals, Inc.*(a) (Biotechnology)	125	2,181
Arteris, Inc.* (Software)	64	610
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	143	6,339
See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 79

Common Stocks, continued

	Shares	Value
Artivion, Inc.* (Health Care Equipment & Supplies)	87	$2,706
Arvinas, Inc.* (Pharmaceuticals)	150	1,104
Asana, Inc.*—Class A (Software)	213	2,876
Asbury Automotive Group, Inc.* (Specialty Retail)	45	10,734
Ascent Industries Co.* (Steel)	18	227
ASGN, Inc.* (IT Services)	98	4,893
ASP Isotopes, Inc.* (Chemicals)	130	957
Aspen Aerogels, Inc.* (Chemicals)	152	900
Associated Banc-Corp. (Banks)	380	9,268
Astec Industries, Inc. (Machinery)	52	2,168
Astria Therapeutics, Inc. (Biotechnology)	98	525
Astronics Corp.* (Aerospace & Defense)	69	2,310
Asure Software, Inc.* (Professional Services)	56	547
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	175	630
Atkore, Inc. (Electrical Equipment)	79	5,573
Atlanta Braves Holdings, Inc.* (Entertainment)	106	4,958
Atlanta Braves Holdings, Inc.* (Entertainment)	15	738
Atlantic International Corp.* (Biotech & Pharma)	25	51
Atlantic Union Bankshares Corp. (Banks)	326	10,197
Atlanticus Holdings Corp.* (Consumer Finance)	12	657
Atlas Energy Solutions, Inc.(a) (Energy Equipment & Services)	177	2,366
Atmus Filtration Technologies, Inc.* (Machinery)	191	6,956
ATN International, Inc. (Diversified Telecommunication Services)	23	374
Atomera, Inc.* (Semiconductors)	67	338
AtriCure, Inc.* (Health Care Equipment & Supplies)	111	3,637
aTyr Pharma, Inc.* (Biotech & Pharma)	199	1,009
AudioEye, Inc.* (Software)	18	210
Aura Biosciences, Inc.* (Biotechnology)	86	538
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	269	2,278
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	204	1,805
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	102	1,248
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	106	554
AvePoint, Inc.* (Software)	304	5,870
Aviat Networks, Inc.* (Communications Equipment)	26	625
Avidity Biosciences, Inc.* (Biotechnology)	262	7,441
AvidXchange Holdings, Inc.* (Financial Services)	391	3,828
Avient Corp. (Chemicals)	210	6,785
Avista Corp. (Multi-Utilities)	184	6,983
Avita Medical, Inc.* (Biotechnology)	61	323
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	74	5,157
Axogen, Inc.* (Health Care Equipment & Supplies)	100	1,085
Axos Financial, Inc.* (Banks)	119	9,049
Axsome Therapeutics, Inc.* (Pharmaceuticals)	92	9,603
Azenta, Inc.* (Life Sciences Tools & Services)	93	2,863
AZZ, Inc. (Building Products)	68	6,425
B&G Foods, Inc.(a) (Food Products)	176	744
Backblaze, Inc.*—Class A (IT Services)	122	671
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	68	16,657

Common Stocks, continued

	Shares	Value
Bakkt Holdings, Inc.* (Institutional Financial Services)	12	$167
Balchem Corp. (Chemicals)	75	11,940
Bally's Corp.* (Leisure Facilities & Services)	17	163
Banc of California, Inc. (Banks)	317	4,454
BancFirst Corp. (Banks)	48	5,934
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	67	2,700
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	61	970
Bank First Corp.* (Banks)	21	2,471
Bank of Hawaii Corp. (Banks)	90	6,078
Bank of Marin Bancorp (Banks)	34	777
Bank7 Corp. (Banks)	10	418
BankFinancial Corp.* (Banking)	25	289
BankUnited, Inc. (Banks)	173	6,157
Bankwell Financial Group, Inc. (Banks)	16	576
Banner Corp. (Banks)	78	5,004
Bar Harbor Bankshares (Banks)	34	1,019
BARK, Inc.* (Specialty Retail)	244	215
Barnes & Noble Education, Inc.* (Retail— Discretionary)	34	400
Barrett Business Services, Inc. (Professional Services)	57	2,376
Bassett Furniture Industries, Inc.* (Retail— Discretionary)	19	289
BayCom Corp.* (Banks)	24	665
BCB Bancorp, Inc. (Banks)	35	295
Beam Therapeutics, Inc.* (Biotechnology)	218	3,708
Beazer Homes USA, Inc.* (Household Durables)	66	1,476
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	4	359
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	24	2,345
Belden, Inc. (Electronic Equipment, Instruments & Components)	91	10,538
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	82	3,184
Benitec Biopharma, Inc.* (Biotech & Pharma)	33	386
Berkshire Hills Bancorp, Inc. (Banks)	106	2,654
Berry Corp.* (Oil, Gas & Consumable Fuels)	176	488
Beta Bionics, Inc.* (Biotechnology)	30	437
Better Home & Finance Holding Co.* (Specialty Finance)	11	136
Beyond Meat, Inc.*(a) (Food Products)	168	586
Beyond, Inc.* (Specialty Retail)	126	867
BGC Group, Inc.—Class A (Capital Markets)	819	8,378
Bicara Therapeutics, Inc.* (Biotechnology)	78	725
BigBear.ai Holdings, Inc.* (IT Services)	660	4,481
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	150	750
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	2	584
BioAge Labs, Inc.* (Pharmaceuticals)	54	223
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	479	4,292
Biohaven, Ltd.* (Biotechnology)	207	2,921
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	87	1,874
Biote Corp.*—Class A (Pharmaceuticals)	67	269
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	105	695

See accompanying notes to financial statements.

80 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Bit Digital, Inc.* (Software)	415	$909
Bitdeer Technologies Group* (Technology Services)	205	2,354
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	49	2,185
BK Technologies Corp* (Technology Hardware)	6	283
BKV Corp.* (Oil, Gas & Consumable Fuels)	38	917
Black Hills Corp. (Multi-Utilities)	166	9,312
Blackbaud, Inc. (Software)	88	5,650
BlackLine, Inc.* (Software)	120	6,794
BlackSky Technology, Inc.* (Professional Services)	64	1,317
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	372	7,162
Blade Air Mobility, Inc.*—Class A (Passenger Airlines)	147	592
Blend Labs, Inc.*—Class A (Software)	480	1,584
Bloom Energy Corp.*—Class A (Electrical Equipment)	468	11,195
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	192	1,653
Blue Bird Corp.* (Machinery)	74	3,194
Blue Foundry Bancorp* (Banks)	44	421
Blue Ridge Bankshares, Inc.* (Banking)	147	528
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	18	1,339
Blueprint Medicines Corp.* (Biotechnology)	146	18,713
Boise Cascade Co. (Trading Companies & Distributors)	87	7,553
Boot Barn Holdings, Inc.* (Specialty Retail)	70	10,640
Borr Drilling, Ltd.* (Energy Equipment & Services)	509	931
Boston Omaha Corp.*—Class A (Media)	50	702
Bowhead Specialty Holdings, Inc.* (Insurance)	36	1,351
Bowman Consulting Group, Ltd.* (Construction & Engineering)	32	920
Box, Inc.*—Class A (Software)	321	10,969
Braemar Hotels & Resports, Inc.* (Hotel & Resort REITs)	135	331
Brandywine Realty Trust (Office REITs)	394	1,690
Braze, Inc.*—Class A (Software)	174	4,889
BRC, Inc.*—Class A (Food Products)	142	186
Bread Financial Holdings, Inc. (Consumer Finance)	107	6,112
Bridgebio Pharma, Inc.* (Biotechnology)	357	15,414
Bridgewater Bancshares, Inc.* (Banks)	48	764
Brighsphere Investment Group, Inc. (Capital Markets)	64	2,255
Bright Minds Biosciences, Inc. (Biotech & Pharma)	11	287
BrightSpire Capital, Inc. (Mortgage REITs)	295	1,490
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	193	4,553
BrightView Holdings, Inc.* (Commercial Services & Supplies)	138	2,298
Brinker International, Inc. (Hotels, Restaurants & Leisure)	101	18,213
Bristow Group, Inc.* (Energy Equipment & Services)	65	2,143
Broadstone Net Lease, Inc. (Equity REIT— Diversified)	434	6,966

Common Stocks, continued

	Shares	Value
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	525	$3,654
Brookfield Business Corp.—Class A (Industrial Conglomerates)	55	1,716
Brookfield Infrastructure Corp.—Class A (Gas & Water Utilities)	275	11,440
Brookline Bancorp, Inc. (Banks)	201	2,121
BRT Apartments Corp.* (Residential REITs)	25	391
Build-A-Bear Workshop, Inc. (Specialty Retail)	28	1,444
Bumble, Inc.*—Class A (Interactive Media & Services)	166	1,094
Burford Capital, Ltd.* (Financial Services)	439	6,260
Burke & Herbert Financial Services Corp. (Banks)	31	1,852
Business First Bancshares, Inc. (Banks)	65	1,602
Butterfly Network, Inc.* (Medical Equipment & Devices)	439	878
BV Financial, Inc.* (Banking)	20	305
Byline Bancorp, Inc. (Banks)	62	1,657
Byrna Technologies, Inc.* (Aerospace & Defense)	41	1,266
C&F Financial Corp.* (Banking)	7	432
C3.ai, Inc.*—Class A (Software)	277	6,806
Cable One, Inc. (Media)	12	1,630
Cabot Corp. (Chemicals)	124	9,300
Cactus, Inc.—Class A (Energy Equipment & Services)	157	6,864
Cadence Bank (Banks)	401	12,823
Cadiz, Inc.* (Water Utilities)	126	377
Cadre Holdings, Inc. (Aerospace & Defense)	65	2,070
Calavo Growers, Inc. (Food Products)	38	1,010
Caledonia Mining Corp. PLC (Metals & Mining)	38	734
Caleres, Inc. (Specialty Retail)	75	917
California Resources Corp. (Oil, Gas & Consumable Fuels)	149	6,805
California Water Service Group (Water Utilities)	137	6,231
Calix, Inc.* (Communications Equipment)	135	7,181
Cal-Maine Foods, Inc. (Food Products)	105	10,462
Calumet, Inc.* (Chemicals)	158	2,489
Camden National Corp. (Banks)	38	1,542
Camping World Holdings, Inc.—Class A (Specialty Retail)	138	2,372
Candel Therapeutics, Inc.* (Biotechnology)	90	455
Cannae Holdings, Inc. (Financial Services)	132	2,752
Cantaloupe, Inc.* (Financial Services)	121	1,330
Capital Bancorp, Inc. (Banks)	27	907
Capital City Bank Group, Inc. (Banks)	32	1,259
Capitol Federal Financial, Inc. (Banks)	282	1,720
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	266	4,708
Capricor Therapeutics, Inc.*(a) (Biotechnology)	88	874
Cardiff Oncology, Inc.* (Biotechnology)	142	447
CareDx, Inc.* (Biotechnology)	125	2,443
CareTrust REIT, Inc. (Health Care REITs)	432	13,219
Cargo Therapeutics, Inc.* (Biotechnology)	81	334
Cargurus, Inc.* (Interactive Media & Services)	188	6,293
Carriage Services, Inc.* (Diversified Consumer Services)	32	1,464
Cars.com, Inc.* (Interactive Media & Services)	133	1,576
Carter Bankshares, Inc. (Banks)	52	902
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	81	2,441

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 81

Common Stocks, continued

	Shares	Value
Cartesian Therapeutics, Inc.* (Biotechnology)	21	$218
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	144	16,614
Cass Information Systems, Inc. (Financial Services)	28	1,217
Castle Biosciences, Inc.* (Health Care Providers & Services)	65	1,327
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	265	5,751
Cathay General Bancorp (Banks)	154	7,012
Cavco Industries, Inc.* (Household Durables)	17	7,385
CB Financial Services, Inc.* (Banking)	11	314
CBIZ, Inc.* (Professional Services)	120	8,605
CBL & Associates Properties, Inc.* (Retail REITs)	42	1,066
CECO Environmental Corp.* (Commercial Services & Supplies)	67	1,897
Celcuity, Inc.* (Biotechnology)	66	881
Celldex Therapeutics, Inc.* (Biotechnology)	149	3,032
Centerspace (Residential REITs)	39	2,347
Central Garden & Pet Co.* (Household Products)	21	739
Central Garden & Pet Co.*—Class A (Household Products)	118	3,692
Central Pacific Financial Corp. (Banks)	61	1,710
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	34	6,228
Centuri Holdings, Inc.* (Construction & Engineering)	39	875
Century Aluminum Co.* (Metals & Mining)	119	2,144
Century Communities, Inc. (Household Durables)	61	3,436
Cerence, Inc.* (Software)	100	1,021
CeriBell, Inc.* (Health Care Equipment & Supplies)	57	1,068
Cerus Corp.* (Health Care Equipment & Supplies)	422	595
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	54	1,187
CF Bankshares, Inc.* (Banking)	9	216
CG Oncology, Inc.* (Biotechnology)	128	3,328
Chain Bridge Bancorp Inc* (Banking)	5	129
Champion Homes, Inc.* (Household Durables)	124	7,764
ChampionX Corp. (Energy Equipment & Services)	439	10,905
Chart Industries, Inc.* (Machinery)	103	16,959
Chatham Lodging Trust (Hotel & Resort REITs)	107	746
Chemung Financial Corp. (Banks)	10	485
Chesapeake Utilities Corp. (Gas Utilities)	52	6,251
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	40	558
Chimera Investment Corp. (Mortgage REITs)	182	2,524
ChoiceOne Financial Services, Inc. (Banks)	33	947
ChromaDex Corp.* (Life Sciences Tools & Services)	119	1,715
Cidara Therapeutics, Inc.* (Biotech & Pharma)	38	1,851
Cimpress PLC* (Commercial Services & Supplies)	34	1,598
Cinemark Holdings, Inc. (Entertainment)	244	7,364
Cipher Mining, Inc.* (Software)	606	2,897
Citi Trends, Inc. (Specialty Retail)	11	367
Citizens & Northern Corp. (Banks)	34	644

Common Stocks, continued

	Shares	Value
Citizens Community Bancorp, Inc./WI* (Banking)	22	$304
Citizens Financial Services, Inc. (Banks)	10	593
CITIZENS, INC.* (Insurance)	103	359
City Holding Co. (Banks)	33	4,040
City Office REIT, Inc. (Office REITs)	89	475
Civista Bancshares, Inc.* (Banks)	35	812
Claritev Corp. (Technology Services)	18	812
Claros Mortgage Trust, Inc. (Mortgage REITs)	211	601
Clarus Corp.* (Leisure Products)	67	232
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	403	786
Cleanspark, Inc. (Software)	634	6,993
Clear Secure, Inc.—Class A (Software)	191	5,302
Clearfield, Inc.* (Communications Equipment)	27	1,172
ClearPoint Neuro, Inc.* (Medical Equipment & Devices)	60	716
Clearwater Analytics Holdings, Inc.*—Class A (Software)	564	12,369
Clearwater Paper Corp.* (Paper & Forest Products)	36	981
Climb Global Solutions, Inc.* (Electronic Equipment, Instruments & Components)	9	962
Clipper Realty, Inc.* (Residential REITs)	32	117
Clover Health Investments Corp.* (Health Care Facilities & Services)	923	2,576
CNB Financial Corp. (Banks)	47	1,074
CNO Financial Group, Inc. (Insurance)	227	8,758
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	326	10,980
Coastal Financial Corp.* (Banks)	29	2,809
Codexis, Inc.* (Life Sciences Tools & Services)	187	456
Coeur Mining, Inc.* (Metals & Mining)	1,464	12,970
Cogent Biosciences, Inc.* (Biotechnology)	243	1,745
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	103	4,965
Cohen & Steers, Inc. (Capital Markets)	63	4,747
Coherus Biosciences, Inc.* (Biotechnology)	242	177
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	105	2,020
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	73	2,159
Colony Bankcorp, Inc.* (Banks)	39	642
Columbia Financial, Inc.* (Banks)	62	900
Columbus McKinnon Corp. (Machinery)	65	993
Commercial Metals Co. (Metals & Mining)	259	12,668
CommScope Holding Co., Inc.* (Communications Equipment)	488	4,041
Community Financial System, Inc. (Banks)	121	6,881
Community Health Systems, Inc.* (Health Care Providers & Services)	297	1,010
Community Healthcare Trust, Inc. (Health Care REITs)	63	1,048
Community Trust Bancorp, Inc. (Banks)	36	1,905
Community West Bancshares (Banks)	38	741
CommVault Systems, Inc.* (Software)	101	17,606
Compass Diversified Holdings (Financial Services)	154	967
Compass Minerals International, Inc. (Metals & Mining)	79	1,587
Compass Therapeutics, Inc.* (Biotechnology)	209	543

See accompanying notes to financial statements.

82 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Compass, Inc.*—Class A (Real Estate Management & Development)	1,042	$6,545
Complete Solaria Inc* (Renewable Energy)	138	254
CompoSecure, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	100	1,409
Computer Programs & Systems, Inc.* (Software)	23	539
CompX International, Inc.* (Commercial Services & Supplies)	4	106
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	169	4,676
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	267	5,492
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	52	320
Conduent, Inc.* (Professional Services)	341	900
CONMED Corp. (Health Care Equipment & Supplies)	71	3,698
ConnectOne Bancorp, Inc. (Banks)	109	2,524
Consensus Cloud Solutions, Inc.* (Software)	44	1,015
Consolidated Water Co., Ltd. (Water Utilities)	35	1,051
Constellium SE* (Metals & Mining)	325	4,323
Construction Partners, Inc.*—Class A (Construction & Engineering)	107	11,372
Consumer Portfolio Services, Inc.* (Consumer Finance)	21	206
Contango ORE, Inc.* (Metals & Mining)	20	390
Cooper-Standard Holdings, Inc.* (Automobile Components)	39	839
COPT Defense Properties (Office REITs)	261	7,198
Core Laboratories, Inc. (Energy Equipment & Services)	107	1,233
Core Molding Technologies, Inc.* (Chemicals)	19	315
Core Natural Resources, Inc.* (Oil, Gas & Consumable Fuels)	121	8,439
Core Scientific, Inc.* (IT Services)	631	10,771
CoreCard Corp.* (Software)	13	377
CoreCivic, Inc. (Commercial Services & Supplies)	247	5,204
CorMedix, Inc.* (Pharmaceuticals)	147	1,811
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	107	1,009
CorVel Corp.* (Health Care Providers & Services)	67	6,886
Corvus Pharmaceuticals, Inc.* (Biotech & Pharma)	120	480
Costamare Bulkers Holdings Ltd.* (Marine Transportation)	20	173
Costamare, Inc. (Marine Transportation)	101	920
Couchbase, Inc.* (IT Services)	98	2,389
Coursera, Inc.* (Diversified Consumer Services)	316	2,768
Covenant Logistics Group, Inc. (Ground Transportation)	37	892
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	14	332
CRA International, Inc. (Professional Services)	15	2,811
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	51	3,115
Crawford & Co.—Class A (Insurance)	37	391

Common Stocks, continued

	Shares	Value
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	335	$31,019
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	409	3,517
Crexendo, Inc.* (Technology Services)	33	200
Cricut, Inc.*—Class A (Household Durables)	105	711
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	207	5,953
CRISPR Therapeutics AG* (Biotechnology)	189	9,193
Critical Metals Corp.* (Metals & Mining)	74	265
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	71	927
CryoPort, Inc.* (Life Sciences Tools & Services)	112	836
CS Disco, Inc.* (Software)	54	236
CSG Systems International, Inc. (Professional Services)	64	4,180
CSP, Inc.* (Technology Services)	16	207
CSW Industrials, Inc. (Building Products)	37	10,613
CTO Realty Growth, Inc. (Equity REIT— Diversified)	70	1,208
CTS Corp. (Electronic Equipment, Instruments & Components)	68	2,897
Cullinan Therapeutics, Inc.* (Biotechnology)	117	881
Curbline Properties Corp.* (Retail REITs)	223	5,091
CuriosityStream, Inc.* (Entertainment Content)	73	411
Cushman & Wakefield PLC* (Real Estate Management & Development)	529	5,856
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	138	682
Customers Bancorp, Inc.* (Banks)	68	3,994
CVB Financial Corp. (Banks)	302	5,977
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	71	1,906
CVRx, Inc.* (Health Care Equipment & Supplies)	37	218
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	268	911
Cytokinetics, Inc.* (Biotechnology)	267	8,822
Daily Journal Corp.* (Software)	3	1,267
Dakota Gold Corp.* (Metals & Mining)	197	727
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	94	1,421
Dana, Inc. (Automobile Components)	303	5,196
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	62	1,865
Dave, Inc.* (Software)	21	5,637
Day One Biopharmaceuticals, Inc.* (Biotechnology)	164	1,066
Definitive Healthcare Corp.* (Health Care Technology)	81	316
Delcath Systems Inc* (Medical Equipment & Devices)	69	938
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	139	2,944
Deluxe Corp. (Commercial Services & Supplies)	101	1,607
Denali Therapeutics, Inc.* (Biotechnology)	303	4,239
Denny's Corp.* (Hotels, Restaurants & Leisure)	115	472
Designer Brands, Inc.—Class A (Specialty Retail)	74	176
DHT Holdings, Inc.* (Oil, Gas & Consumable Fuels)	291	3,146
DiaMedica Therapeutics, Inc.* (Biotech & Pharma)	60	234

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 83

Common Stocks, continued

	Shares	Value
Diamond Hill Investment Group, Inc. (Capital Markets)	6	$872
DiamondRock Hospitality Co. (Hotel & Resort REITs)	477	3,654
Dianthus Therapeutics, Inc.* (Biotechnology)	45	838
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	58	3,213
Digi International, Inc.* (Communications Equipment)	83	2,893
Digimarc Corp.* (Software)	36	476
Digital Turbine, Inc.* (Software)	233	1,375
DigitalBridge Group, Inc. (Real Estate Management & Development)	392	4,057
DigitalOcean Holdings, Inc.* (IT Services)	148	4,227
Dime Community Bancshares, Inc. (Banks)	91	2,452
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	35	852
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	105	5,553
Disc Medicine, Inc.* (Biotechnology)	56	2,966
Diversified Energy Co. PLC (Oil, Gas & Consumable Fuels)	126	1,848
Diversified Healthcare Trust (Health Care REITs)	502	1,797
DMC Global, Inc.* (Energy Equipment & Services)	44	355
DNOW, Inc.* (Trading Companies & Distributors)	246	3,648
DocGo, Inc.* (Health Care Providers & Services)	208	327
Dole PLC (Food Products)	152	2,126
Domo, Inc.*—Class B (Software)	79	1,104
Donegal Group, Inc.—Class A (Insurance)	37	741
Donnelley Financial Solutions, Inc.* (Capital Markets)	61	3,761
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	85	2,072
Dorman Products, Inc.* (Automobile Components)	63	7,728
Douglas Dynamics, Inc. (Machinery)	52	1,532
Douglas Elliman, Inc.* (Real Estate Services)	168	390
Douglas Emmett, Inc. (Office REITs)	370	5,565
Dream Finders Homes, Inc.*—Class A (Household Durables)	69	1,734
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	137	2,406
Ducommun, Inc.* (Aerospace & Defense)	32	2,644
D-Wave Quantum, Inc.* (Software)	659	9,648
DXP Enterprises, Inc.* (Trading Companies & Distributors)	30	2,630
Dycom Industries, Inc.* (Construction & Engineering)	64	15,641
Dynavax Technologies Corp.* (Biotechnology)	240	2,381
Dyne Therapeutics, Inc.* (Biotechnology)	214	2,037
Dynex Capital, Inc.* (Mortgage REITs)	241	2,945
E2open Parent Holdings, Inc.* (Software)	418	1,350
Eagle Bancorp Montana, Inc. (Banking)	17	283
Eagle Bancorp, Inc. (Banks)	68	1,325
Eagle Financial Services, Inc.* (Banking)	11	337
Easterly Government Properties, Inc. (Office REITs)	91	2,020
Eastern Bankshares, Inc. (Banks)	450	6,872
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	145	819

Common Stocks, continued

	Shares	Value
ECB BanCorp., Inc./MD* (Banking)	18	$278
EchoStar Corp.*—Class A (Media)	310	8,587
Ecovyst, Inc.* (Chemicals)	247	2,033
Edgewell Personal Care Co. (Personal Care Products)	107	2,505
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	167	2,189
Editas Medicine, Inc.* (Biotechnology)	193	425
eGain Corp.* (Software)	42	263
eHealth, Inc.* (Insurance)	66	287
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	60	661
ELECTROMED, INC.* (Medical Equipment & Devices)	16	352
Eledon Pharmaceuticals, Inc.* (Biotech & Pharma)	134	363
Ellington Financial, Inc. (Mortgage REITs)	211	2,741
Elme Communities (Residential REITs)	201	3,196
Embecta Corp. (Health Care Equipment & Supplies)	134	1,298
Emerald Holding, Inc.* (Media)	32	155
Emergent BioSolutions, Inc.* (Biotechnology)	123	785
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	33	174
Empire State Realty Trust, Inc. (Equity REIT— Diversified)	316	2,556
Employers Holdings, Inc. (Insurance)	55	2,595
Enact Holdings, Inc. (Financial Services)	66	2,452
Enanta Pharmaceuticals, Inc.* (Biotechnology)	46	348
Encore Capital Group, Inc.* (Consumer Finance)	53	2,052
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	421	1,204
Energizer Holdings, Inc. (Household Products)	151	3,044
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	476	2,737
Energy Recovery, Inc.* (Machinery)	122	1,559
Energy Services of America Corp.* (Engineering & Construction)	27	268
Enerpac Tool Group Corp. (Machinery)	124	5,029
EnerSys (Electrical Equipment)	90	7,719
Enhabit, Inc.* (Health Care Providers & Services)	113	1,089
Enliven Therapeutics, Inc.* (Pharmaceuticals)	74	1,484
Ennis, Inc. (Commercial Services & Supplies)	57	1,034
Enova International, Inc.* (Consumer Finance)	56	6,245
Enovis Corp.* (Health Care Equipment & Supplies)	131	4,108
Enovix Corp.*(a) (Electrical Equipment)	377	3,898
Enpro, Inc. (Machinery)	48	9,194
Enstar Group, Ltd.* (Insurance)	27	9,083
Enterprise Bancorp, Inc. (Banks)	23	912
Enterprise Financial Services Corp. (Banks)	84	4,628
Entrada Therapeutics, Inc.* (Biotechnology)	64	430
Entravision Communications Corp.—Class A (Media)	142	329
Envela Corp.* (Renewable Energy)	15	92
Enviri Corp. (Commercial Services & Supplies)	174	1,510
Eos Energy Enterprises, Inc.* (Renewable Energy)	509	2,606
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	60	4,326
Epsilon Energy Ltd.* (Oil & Gas Producers)	44	325
Equity Bancshares, Inc.*—Class A (Banks)	36	1,469

See accompanying notes to financial statements.

84 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Erasca, Inc.* (Biotechnology)	397	$504
Ermenegildo Zegna NV* (Apparel & Textile Products)	141	1,205
Escalade, Inc. (Leisure Products)	23	322
ESCO Technologies, Inc. (Machinery)	59	11,320
Esperion Therapeutics, Inc.* (Pharmaceuticals)	456	449
Esquire Financial Holdings, Inc. (Banks)	16	1,515
ESSA Bancorp, Inc. (Banks)	20	388
Essent Group, Ltd. (Financial Services)	227	13,785
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	454	14,486
Ethan Allen Interiors, Inc. (Household Durables)	53	1,476
Eton Pharmaceuticals, Inc.* (Biotech & Pharma)	59	841
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	67	377
Eve Holding, Inc.* (Aerospace & Defense)	117	803
Eventbrite, Inc.*—Class A (Entertainment)	170	447
EverCommerce, Inc.* (Software)	34	357
EverQuote, Inc.*—Class A (Interactive Media & Services)	63	1,523
EVERTEC, Inc. (Financial Services)	147	5,299
EVgo, Inc.* (Specialty Retail)	293	1,069
EVI Industries, Inc. (Trading Companies & Distributors)	12	262
Evolent Health, Inc.*—Class A (Health Care Technology)	268	3,018
Evolus, Inc.* (Pharmaceuticals)	122	1,124
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	71	334
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	264	1,647
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	53	1,554
eXp World Holdings, Inc. (Real Estate Management & Development)	179	1,629
Expensify, Inc.* (Software)	137	355
Exponent, Inc. (Professional Services)	116	8,666
Expro Group Holdings N.V.* (Energy Equipment & Services)	236	2,027
Extreme Networks, Inc.* (Communications Equipment)	302	5,421
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	142	1,336
F&G Annuities & Life, Inc. (Insurance)	49	1,567
Fabrinet* (Electronic Equipment, Instruments & Components)	83	24,457
Faraday Future Intelligent Electric, Inc.* (Software)	203	341
Farmers & Merchants Bancorp, Inc. (Banks)	29	733
Farmers National Banc Corp. (Banks)	83	1,145
Farmland Partners, Inc. (Specialized REITs)	95	1,093
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	43	1,889
Fastly, Inc.*—Class A (IT Services)	313	2,210
Fate Therapeutics, Inc.* (Biotechnology)	249	279
FB BanCorp, Inc.* (Banking)	41	461
FB Financial Corp.* (Banks)	96	4,349
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	21	4,080
Federal Signal Corp. (Machinery)	137	14,580
Fennec Pharmaceuticals, Inc.* (Biotechnology)	54	448

Common Stocks, continued

	Shares	Value
Ferroglobe PLC* (Metals & Mining)	273	$1,002
Fidelis Insurance Holdings, Ltd. (Insurance)	136	2,255
Fidelity D&D Bancorp, Inc. (Banks)	11	506
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	202	1,139
Finance Of America Cos, Inc.* (Specialty Finance)	10	233
Financial Institutions, Inc. (Banks)	45	1,156
Finward BanCorp.* (Banking)	8	221
Finwise BanCorp.* (Banking)	21	315
First Advantage Corp.* (Professional Services)	181	3,006
First Bancorp (Banks)	92	4,056
First Bancorp (Banks)	370	7,707
First Bank/Hamilton NJ* (Banks)	49	758
First Busey Corp. (Banks)	196	4,485
First Business Financial Services, Inc. (Banks)	18	912
First Capital, Inc.* (Banking)	7	289
First Commonwealth Financial Corp. (Banks)	232	3,765
First Community Bancshares, Inc.* (Banks)	36	1,410
First Community Corp./SC* (Banking)	17	414
First Financial Bancorp (Banks)	218	5,289
First Financial Bankshares, Inc. (Banks)	308	11,082
First Financial Corp. (Banks)	26	1,409
First Foundation, Inc. (Banks)	145	740
First Internet Bancorp (Banks)	18	484
First Interstate BancSystem, Inc.—Class A (Banks)	201	5,793
First Merchants Corp. (Banks)	133	5,094
First Mid Bancshares, Inc. (Banks)	47	1,762
First National Corp.* (Banking)	18	350
First Savings Financial Group, Inc.* (Banking)	13	326
First United Corp.* (Banking)	14	434
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	93	1,492
First Western Financial, Inc.* (Banks)	19	429
FirstCash Holdings, Inc. (Consumer Finance)	91	12,298
Firstsun Capital BanCorp.* (Banking)	29	1,007
FitLife Brands, Inc.* (Biotech & Pharma)	9	117
Five Star Bancorp (Banks)	36	1,027
Five9, Inc.* (Software)	175	4,634
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	71	1,561
Flexsteel Industries, Inc. (Household Durables)	8	288
Flotek Industries Inc* (Oil & Gas Services & Equipment)	33	487
Flowco Holdings, Inc.*—Class A (Oil & Gas Services & Equipment)	42	748
Fluence Energy, Inc.* (Electrical Equipment)	174	1,168
Fluor Corp. (Construction & Engineering)	383	19,635
Flushing Financial Corp. (Banks)	74	879
Flywire Corp.* (Financial Services)	268	3,136
Foghorn Therapeutics, Inc.* (Biotechnology)	75	353
Foot Locker, Inc.* (Specialty Retail)	196	4,802
Forafric Global PLC* (Food Products)	12	94
Forestar Group, Inc.* (Real Estate Management & Development)	44	880
Forge Global Holdings, Inc.* (Institutional Financial Services)	23	438
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	178	6,125
Forrester Research, Inc.* (Professional Services)	26	257

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 85

Common Stocks, continued

	Shares	Value
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	209	$1,032
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	25	487
Forward Air Corp. (Air Freight & Logistics)	51	1,252
Four Corners Property Trust, Inc. (Specialized REITs)	228	6,135
Fox Factory Holding Corp.* (Automobile Components)	96	2,490
Franklin BSP Reality Trust, Inc. (Mortgage REITs)	187	1,999
Franklin Covey Co.* (Professional Services)	25	571
Franklin Electric Co., Inc. (Machinery)	91	8,166
Franklin Financial Services Corp.* (Banking)	10	346
Franklin Street Properties Corp. (Office REITs)	174	285
Frequency Electronics Inc* (Technology Hardware)	15	341
Fresh Del Monte Produce, Inc. (Food Products)	76	2,464
Freshworks, Inc.*—Class A (Software)	466	6,948
Freyr Battery, Inc.* (Electrical Equipment)	255	314
Friedman Industries, Inc.* (Steel)	15	248
Frontdoor, Inc.* (Diversified Consumer Services)	170	10,020
Frontier Group Holdings, Inc.* (Passenger Airlines)	193	701
FrontView REIT, Inc. (Retail REITs)	40	480
FRP Holdings, Inc.* (Real Estate Management & Development)	27	726
FS Bancorp, Inc. (Banks)	15	591
FTAI Infrastructure, Inc. (Ground Transportation)	223	1,376
fuboTV, Inc.* (Interactive Media & Services)	763	2,945
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	122	839
Fulgent Genetics, Inc.* (Health Care Providers & Services)	48	954
Fulton Financial Corp. (Banks)	417	7,523
Funko, Inc.*—Class A (Leisure Products)	79	376
FutureFuel Corp.* (Oil, Gas & Consumable Fuels)	58	225
FVCBankcorp, Inc.* (Banks)	36	425
Gaia, Inc.* (Retail—Discretionary)	39	171
Gambling.com Group, Ltd.* (Media)	38	452
Gannett Co., Inc.* (Media)	322	1,153
Garret Motion, Inc.* (Automotive)	290	3,048
GATX Corp. (Trading Companies & Distributors)	82	12,592
GBank Financial Holdings, Inc.* (Specialty Finance)	21	745
GCM Grosvenor, Inc.—Class A (Capital Markets)	101	1,168
Genco Shipping & Trading, Ltd. (Marine Transportation)	90	1,176
Gencor Industries, Inc.* (Machinery)	24	336
GeneDx Holdings Corp.* (Health Care Providers & Services)	43	3,969
Genesco, Inc.* (Specialty Retail)	23	453
Genie Energy, Ltd.—Class B (Electric Utilities)	49	1,317
Genius Sports Ltd.* (Leisure Facilities & Services)	506	5,262
Gentherm, Inc.* (Automobile Components)	70	1,980
Genworth Financial, Inc.*—Class A (Insurance)	942	7,329
German American Bancorp, Inc.* (Banks)	83	3,196
Geron Corp.* (Biotechnology)	1,387	1,956

Common Stocks, continued

	Shares	Value
Getty Images Holdings, Inc.* (Interactive Media & Services)	252	$418
Getty Realty Corp. (Retail REITs)	119	3,289
Gevo, Inc.* (Renewable Energy)	529	698
Gibraltar Industries, Inc.* (Building Products)	68	4,012
GigaCloud Technology, Inc.*—Class A (Distributors)	61	1,207
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	90	2,016
Ginkgo Bioworks Holdings, Inc.* (Health Care Facilities & Services)	89	1,001
Glacier Bancorp, Inc. (Banks)	261	11,243
Gladstone Commercial Corp. (Equity REIT— Diversified)	105	1,505
Gladstone Land Corp. (Specialized REITs)	78	793
Glaukos Corp.* (Health Care Equipment & Supplies)	128	13,220
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	216	1,361
Global Industrial Co. (Trading Companies & Distributors)	33	891
Global Medical REIT, Inc. (Health Care REITs)	146	1,012
Global Net Lease, Inc. (Equity REIT—Diversified)	452	3,413
Global Water Resources, Inc. (Water Utilities)	28	285
Globalstar, Inc.* (Telecommunications)	115	2,708
GMS, Inc.* (Trading Companies & Distributors)	88	9,570
Gogo, Inc.* (Wireless Telecommunication Services)	157	2,305
GoHealth, Inc.*—Class A (Insurance)	11	61
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	229	9,433
Golden Entertainment, Inc. ARS (Hotels, Restaurants & Leisure)	45	1,324
Golden Matrix Group, Inc.* (Entertainment)	33	56
Golden Ocean Group, Ltd. (Marine Transportation)	234	1,713
Goosehead Insurance, Inc.—Class A (Insurance)	55	5,803
Gossamer Bio, Inc.* (Biotech & Pharma)	434	534
Graham Corp. (Machinery)	24	1,188
Graham Holdings Co.—Class B (Diversified Consumer Services)	7	6,623
GRAIL, Inc.* (Biotechnology)	70	3,599
Granite Construction, Inc. (Construction & Engineering)	100	9,351
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	124	790
Gray Television, Inc. (Media)	201	911
Great Ajax Corp.* (Specialty Finance)	96	259
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	152	1,853
Great Southern Bancorp, Inc. (Banks)	20	1,176
Green Brick Partners, Inc.* (Household Durables)	72	4,527
Green Dot Corp.*—Class A (Consumer Finance)	123	1,326
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	147	886
Greene County Bancorp, Inc. (Banks)	16	356
Greenlight Capital Re, Ltd.*—Class A (Insurance)	60	862
Greenwich Lifesciences, Inc.* (Biotechnology)	14	127
Greif, Inc.—Class A (Containers & Packaging)	58	3,769
Greif, Inc.—Class B (Containers & Packaging)	11	759
Grid Dynamics Holdings, Inc.* (IT Services)	151	1,744

See accompanying notes to financial statements.

86 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Griffon Corp. (Building Products)	90	$6,513
Grindr, Inc.* (Interactive Media & Services)	76	1,725
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	217	2,695
Group 1 Automotive, Inc. (Specialty Retail)	29	12,665
Groupon, Inc.* (Broadline Retail)	57	1,907
Guaranty Bancshares, Inc. (Banks)	20	849
Guardant Health, Inc.* (Health Care Providers & Services)	273	14,207
Guardian Pharmacy Services, Inc.* (Consumer Staples Distribution & Retail)	29	618
Gulport Energy Corp.* (Oil, Gas & Consumable Fuels)	35	7,041
Gyre Therapeutics, Inc.* (Biotechnology)	31	228
H.B. Fuller Co. (Chemicals)	125	7,519
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	280	7,521
Haemonetics Corp.* (Health Care Equipment & Supplies)	115	8,580
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	71	1,124
Hamilton Beach Brands Holding Co.*—Class A (Household Durables)	16	286
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	103	2,227
Hancock Whitney Corp. (Banks)	197	11,307
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	803	3,678
Hanmi Financial Corp. (Banks)	69	1,703
Hanover Bancorp, Inc.* (Banking)	11	252
HarborOne Bancorp, Inc. (Banks)	87	1,016
Harmonic, Inc.* (Communications Equipment)	257	2,434
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	100	3,160
Harrow, Inc.* (Pharmaceuticals)	72	2,199
Haverty Furniture Cos., Inc. (Specialty Retail)	31	631
Hawaiian Electric Industries, Inc. (Electric Utilities)	399	4,241
Hawkins, Inc. (Chemicals)	45	6,395
Hawthorn Bancshares, Inc.* (Banking)	13	379
HBT Financial, Inc.* (Banks)	29	731
HCI Group, Inc.* (Insurance)	20	3,044
Health Catalyst, Inc.* (Health Care Technology)	155	584
Healthcare Services Group, Inc. (Commercial Services & Supplies)	167	2,510
HealthEquity, Inc.* (Health Care Providers & Services)	195	20,428
HealthStream, Inc. (Health Care Technology)	56	1,550
Heartland Express, Inc. (Ground Transportation)	117	1,011
Hecla Mining Co. (Metals & Mining)	1,372	8,218
Heidrick & Struggles International, Inc. (Professional Services)	47	2,151
Heilos Technologies, Inc. (Machinery)	76	2,536
Helen of Troy, Ltd.* (Household Durables)	52	1,476
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	328	2,047
Helmerich & Payne, Inc. (Energy Equipment & Services)	221	3,350
Herbalife, Ltd.* (Personal Care Products)	231	1,991
Herc Holdings, Inc. (Trading Companies & Distributors)	75	9,877

Common Stocks, continued

	Shares	Value
Heritage Commerce Corp. (Banks)	137	$1,360
Heritage Financial Corp. (Banks)	78	1,860
Heritage Insurance Holdings, Inc.* (Insurance)	51	1,272
Heron Therapeutics, Inc.* (Biotechnology)	350	725
Hertz Global Holdings, Inc.* (Ground Transportation)	270	1,844
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	92	293
HighPeak Energy, Inc.(a) (Oil, Gas & Consumable Fuels)	42	412
Hillenbrand, Inc. (Machinery)	161	3,231
Hillman Solutions Corp. (Machinery)	453	3,234
Hilltop Holdings, Inc.* (Banks)	105	3,187
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	140	5,814
Himalaya Shipping, Ltd. (Marine Transportation)	68	392
Hims & Hers Health, Inc.* (Health Care Providers & Services)	436	21,736
Hingham Institution for Savings (Banks)	4	993
Hippo Holdings, Inc.* (Insurance)	41	1,145
HireQuest, Inc. (Professional Services)	13	130
HNI Corp. (Commercial Services & Supplies)	106	5,213
Holley, Inc.* (Automobile Components)	136	272
Hologic, Inc.* (Biotechnology)	72	243
Home Bancorp, Inc. (Banks)	16	828
Home BancShares, Inc. (Banks)	431	12,265
HomeStreet, Inc.* (Banks)	42	549
HomeTrust Bancshares, Inc. (Banks)	37	1,384
Hope Bancorp, Inc. (Banks)	267	2,865
Horace Mann Educators Corp. (Insurance)	93	3,996
Horizon Bancorp, Inc. (Banks)	99	1,523
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	11	1,150
Hub Group, Inc.—Class A (Air Freight & Logistics)	137	4,580
Hudson Pacific Properties, Inc. (Office REITs)	730	2,000
Hudson Technologies, Inc.* (Trading Companies & Distributors)	89	723
Humacyte, Inc.* (Biotechnology)	286	598
Huron Consulting Group, Inc.* (Professional Services)	39	5,364
Hut 8 Corp.* (Software)	215	3,999
Hyliion Holdings Corp.* (Machinery)	296	391
Hyster-Yale, Inc.—Class A (Machinery)	27	1,074
I3 Verticals, Inc.*—Class A (Financial Services)	53	1,456
IBEX Holdings, Ltd.* (Professional Services)	23	669
Ibotta, Inc.*—Class A (Media)	30	1,098
ICF International, Inc. (Professional Services)	42	3,558
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	78	1,532
ICU Medical, Inc.* (Health Care Equipment & Supplies)	55	7,268
Idaho Strategic Resources, Inc.* (Metals & Mining)	29	379
Ideaya Biosciences, Inc.* (Biotechnology)	191	4,015
IDT Corp.—Class B (Diversified Telecommunication Services)	37	2,528
IES Holdings, Inc.* (Construction & Engineering)	21	6,221
iHeartMedia, Inc.*—Class A (Media)	273	480
IMAX Corp.* (Entertainment)	99	2,768

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 87

Common Stocks, continued

	Shares	Value
Immersion Corp. (Technology Hardware, Storage & Peripherals)	68	$536
ImmunityBio, Inc.*(a) (Biotechnology)	526	1,389
Immunome, Inc.* (Biotechnology)	168	1,562
Immunovant, Inc.* (Biotechnology)	156	2,496
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	59	6,553
Independence Realty Trust, Inc. (Residential REITs)	532	9,412
Independent Bank Corp. (Banks)	98	6,163
Independent Bank Corp.* (Banks)	46	1,491
indie Semiconductor, Inc.*(a)—Class A (Semiconductors & Semiconductor Equipment)	443	1,577
Indivior PLC* (Biotech & Pharma)	277	4,083
Industrial Logistics Properties Trust (Industrial REITs)	122	555
Infinity Natural Resources, Inc.*—Class A (Oil & Gas Producers)	34	623
Information Services Group, Inc. (IT Services)	81	389
Ingevity Corp.* (Chemicals)	83	3,576
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	33	2,092
Inhibikase Therapeutics, Inc.* (Biotech & Pharma)	138	269
Inhibrx Biosciences, Inc.* (Biotechnology)	21	300
Inmune Bio, Inc.* (Biotechnology)	38	88
Innodata, Inc.* (Professional Services)	69	3,534
Innospec, Inc. (Chemicals)	57	4,793
Innovage Holding Corp.* (Health Care Providers & Services)	46	170
Innovative Industrial Properties, Inc. (Industrial REITs)	64	3,534
Innovex International, Inc.* (Energy Equipment & Services)	89	1,390
Innoviva, Inc.* (Pharmaceuticals)	144	2,893
Inogen, Inc.* (Health Care Equipment & Supplies)	54	380
Inseego Corp.* (Technology Hardware)	28	231
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	63	8,699
Insperity, Inc. (Professional Services)	82	4,930
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	57	466
Installed Building Products, Inc. (Household Durables)	54	9,737
Insteel Industries, Inc. (Building Products)	43	1,600
Intapp, Inc.* (Software)	127	6,556
Integer Holdings Corp.* (Health Care Equipment & Supplies)	79	9,715
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	153	1,877
Integral Ad Science Holding Corp.* (Media)	174	1,446
Intellia Therapeutics, Inc.* (Biotechnology)	235	2,204
Inter Parfums, Inc. (Personal Care Products)	42	5,515
InterDigital, Inc. (Software)	59	13,229
Interface, Inc. (Commercial Services & Supplies)	133	2,784
International Bancshares Corp. (Banks)	125	8,320
International Game Technology PLC (Hotels, Restaurants & Leisure)	256	4,047
Common Stocks, continued

	Shares	Value
International Money Express, Inc.* (Financial Services)	64	$646
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	92	3,356
Intrepid Potash, Inc.* (Chemicals)	25	893
Intuitive Machines, Inc.* (Aerospace & Defense)	250	2,718
InvenTrust Properties Corp. (Retail REITs)	178	4,877
Invesco Mortgage Capital, Inc. (Mortgage REITs)	151	1,184
Investar Holding Corp. (Banks)	21	406
Investors Title Co.* (Insurance)	3	634
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	542	23,290
Iovance Biotheraputics, Inc.* (Biotechnology)	586	1,008
iRadimed Corp. (Health Care Equipment & Supplies)	19	1,136
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	73	11,239
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	366	263
Ispire Technology, Inc.* (Tobacco)	43	110
iTeos Therapeutics, Inc.* (Biotechnology)	68	678
Itron, Inc.* (Electronic Equipment, Instruments & Components)	104	13,690
Ivanhoe Electric, Inc.* (Metals & Mining)	196	1,778
J & J Snack Foods Corp. (Food Products)	35	3,970
J Jill, Inc. (Specialty Retail)	17	249
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	43	751
Jackson Financial, Inc.—Class A (Financial Services)	164	14,561
Jade Biosciences, Inc.* (Biotech & Pharma)	74	739
JAKKS Pacific, Inc.* (Leisure Products)	20	416
James River Group Holdings, Ltd. (Insurance)	84	492
Jamf Holding Corp.* (Software)	154	1,465
Janus International Group, Inc.* (Building Products)	310	2,523
Janux Therapeutics, Inc.* (Biotechnology)	90	2,079
JBG SMITH Properties (Office REITs)	169	2,924
JELD-WEN Holding, Inc.* (Building Products)	194	760
JetBlue Airways Corp.* (Passenger Airlines)	735	3,109
Joby Aviation, Inc.* (Passenger Airlines)	1,055	11,131
John B. Sanfilippo & Son, Inc. (Food Products)	18	1,138
John Bean Technologies Corp. (Machinery)	119	14,311
John Marshall Bancorp, Inc. (Banks)	29	537
John Wiley & Sons, Inc.—Class A (Media)	94	4,195
Johnson Outdoors, Inc.—Class A (Leisure Products)	12	363
Journey Medical Corp.* (Biotech & Pharma)	28	201
Kadant, Inc. (Machinery)	27	8,571
Kaiser Aluminum Corp. (Metals & Mining)	37	2,956
Kaltura, Inc.* (Software)	186	374
KalVista Pharmaceuticals, Inc.* (Biotechnology)	86	972
KAR Auction Services, Inc.* (Commercial Services & Supplies)	243	5,941
Karat Packaging, Inc. (Trading Companies & Distributors)	16	451
KB Home (Household Durables)	160	8,475
Kearney Financial Corp. (Banks)	131	846
Kelly Services, Inc.—Class A (Professional Services)	69	808

See accompanying notes to financial statements.

88 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Kennametal, Inc. (Machinery)	177	$4,064
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	277	1,884
Keros Therapeutics, Inc.* (Biotechnology)	77	1,028
Kestra Medical Technologies Ltd.* (Medical Equipment & Devices)	30	497
Kforce, Inc. (Professional Services)	41	1,686
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	56	1,077
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	72	727
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	101	4,449
Kingstone Companies, Inc.* (Insurance)	25	385
Kingsway Financial Services, Inc.* (Insurance)	41	555
Kite Realty Group Trust (Retail REITs)	505	11,439
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	131	1,149
Knife River Corp. (Construction Materials)	131	10,695
Knowles Corp.* (Electronic Equipment, Instruments & Components)	198	3,489
Kodiak Gas Services, Inc. (Energy Equipment & Services)	123	4,215
Kodiak Sciences, Inc.* (Biotechnology)	75	280
Kohl's Corp. (Broadline Retail)	249	2,111
Kolibri Global Energy, Inc.* (Oil & Gas Producers)	81	555
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	126	8,311
Kopin Corp.* (Technology Hardware)	342	523
Koppers Holdings, Inc. (Chemicals)	44	1,415
Korn Ferry (Professional Services)	118	8,653
Korro Bio, Inc.* (Biotechnology)	15	187
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,084	1,864
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	376	17,465
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	176	512
Kronos Worldwide, Inc.* (Chemicals)	50	310
Krystal Biotech, Inc.* (Biotechnology)	57	7,835
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	119	4,117
KULR Technology Group, Inc.* (Technology Hardware)	75	535
Kura Oncology, Inc.* (Biotechnology)	181	1,044
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	14	1,205
Kymera Therapeutics, Inc.* (Biotechnology)	107	4,669
L.B. Foster Co.*—Class A (Machinery)	23	503
Ladder Capital Corp.* (Mortgage REITs)	261	2,806
Lakeland Financial Corp. (Banks)	59	3,626
Lakeland Industries, Inc.* (Apparel & Textile Products)	21	286
Lancaster Colony Corp. (Food Products)	46	7,948
Landec Corp.* (Life Sciences Tools & Services)	63	512
Landmark BanCorp, Inc./Manhattan KS* (Banking)	10	264
Lands' End, Inc.* (Specialty Retail)	27	289
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	154	12,606

Common Stocks, continued

	Shares	Value
Larimar Therapeutics, Inc.* (Biotechnology)	97	$280
Latham Group, Inc.* (Leisure Products)	103	657
Laureate Education, Inc.* (Diversified Consumer Services)	294	6,874
Lawson Products, Inc.* (Trading Companies & Distributors)	22	604
La-Z-Boy, Inc. (Household Durables)	95	3,531
LCI Industries (Automobile Components)	56	5,107
LCNB Corp. (Banks)	31	450
Legacy Housing Corp.* (Household Durables)	20	453
Legalzoom.com, Inc.* (Professional Services)	253	2,254
Leggett & Platt, Inc. (Household Durables)	305	2,721
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	48	3,986
Lemonade, Inc.* (Insurance)	127	5,564
LendingClub Corp.* (Consumer Finance)	259	3,116
LendingTree, Inc.* (Consumer Finance)	26	964
LENSAR, Inc.* (Medical Equipment & Devices)	22	290
LENZ Therapeutics, Inc.* (Biotechnology)	41	1,202
Lexeo Therapeutics, Inc.* (Biotechnology)	55	221
Lexington Realty Trust (Industrial REITs)	667	5,509
LGI Homes, Inc.* (Household Durables)	48	2,473
Liberty Energy, Inc. (Energy Equipment & Services)	361	4,144
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	67	409
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	287	1,785
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	310	9,402
Life360, Inc.* (Software)	37	2,414
LifeMD, Inc.* (Health Care Technology)	84	1,144
LifeStance Health Group, Inc.* (Health Care Providers & Services)	303	1,567
LIFEVANTAGE CORPORATION* (Food Products)	24	314
Lifeway Foods, Inc.* (Food Products)	12	296
Lifezone Metals, Ltd.* (Metals & Mining)	63	260
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	44	5,002
Lightbridge Corp.* (Electrical Equipment)	43	575
Limbach Holdings, Inc.* (Construction & Engineering)	24	3,362
Limoneira Co.* (Food Products)	38	595
Lincoln Educational Services Corp.* (Diversified Consumer Services)	68	1,567
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	86	1,004
Lindsay Corp. (Machinery)	25	3,606
LINKBANCORP, Inc.* (Banks)	49	358
Lionsgate Studios Corp.* (Entertainment)	438	2,545
Liquidia Corp.* (Pharmaceuticals)	147	1,832
Liquidity Services, Inc.* (Commercial Services & Supplies)	53	1,250
LivaNova PLC* (Health Care Equipment & Supplies)	125	5,628
Live Oak Bancshares, Inc. (Banks)	81	2,414
LiveRamp Holdings, Inc.* (Software)	148	4,890
Livewire Group, Inc.* (Automobiles)	84	386
loanDepot, Inc.* (Specialty Finance)	187	237
Logistic Properties Of The Americas* (Real Estate Owners & Developers)	7	48
LSB Industries, Inc.* (Chemicals)	123	959

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 89

Common Stocks, continued

	Shares	Value
LSI Industries, Inc. (Electrical Equipment)	61	$1,038
LTC Properties, Inc. (Health Care REITs)	104	3,599
Lucid Diagnostics, Inc.* (Medical Equipment & Devices)	158	182
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,181	9,552
Lument Finance Trust Inc* (Specialty Finance)	104	230
Luminar Technologies, Inc.* (Automobile Components)	92	264
Luxfer Holdings PLC* (Machinery)	61	743
M/I Homes, Inc.* (Household Durables)	61	6,839
Mack-Cali Realty Corp.* (Residential REITs)	181	2,695
Madison Square Garden Entertainment Corp.* (Entertainment)	91	3,637
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	39	11,803
Magnera Corp.* (Forestry, Paper & Wood Products)	76	918
Magnite, Inc.* (Media)	320	7,718
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	426	9,576
MainStreet Bancshares, Inc.* (Banking)	16	302
Malibu Boats, Inc.*—Class A (Leisure Products)	43	1,348
Mama's Creations, Inc.* (Food Products)	78	647
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	55	154
Mannkind Corp.* (Biotechnology)	692	2,588
MARA Holdings, Inc.*(a) (Software)	793	12,434
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	279	672
Marcus & Millichap, Inc. (Real Estate Management & Development)	55	1,689
Marex Group PLC* (Institutional Financial Services)	73	2,882
Marine Products Corp.* (Leisure Products)	20	170
MarineMax, Inc.* (Specialty Retail)	43	1,081
MarketWise, Inc. (Capital Markets)	5	99
Marqeta, Inc.*—Class A (Financial Services)	879	5,125
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	73	5,279
Marten Transport, Ltd. (Ground Transportation)	133	1,728
Masterbrand, Inc.* (Building Products)	290	3,170
MasterCraft Boat Holdings, Inc.* (Leisure Products)	37	687
Materion Corp. (Metals & Mining)	47	3,730
Mativ Holdings, Inc.* (Chemicals)	124	846
Matrix Service Co.* (Construction & Engineering)	61	824
Matson, Inc. (Marine Transportation)	74	8,240
Matthews International Corp.—Class A (Commercial Services & Supplies)	68	1,626
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	16	291
MaxCyte, Inc.* (Life Sciences Tools & Services)	231	504
Maximus, Inc. (Professional Services)	129	9,057
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	187	2,657
Mayville Engineering Co., Inc.* (Machinery)	33	527
Maze Therapeutics, Inc.* (Biotechnology)	20	245
MBIA, Inc.* (Insurance)	104	451
MBX Biosciences, Inc.* (Pharmaceuticals)	39	445

Common Stocks, continued

	Shares	Value
McGrath RentCorp (Trading Companies & Distributors)	56	$6,494
Medallion Financial Corp.* (Consumer Finance)	37	353
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	76	832
Medifast, Inc. (Personal Care Products)	25	351
MediWound, Ltd.* (Pharmaceuticals)	18	349
Mednax, Inc.* (Health Care Providers & Services)	195	2,798
MeiraGTx Holdings PLC* (Biotechnology)	95	619
Mercantile Bank Corp.* (Banks)	36	1,671
Merchants Bancorp (Financial Services)	59	1,951
Mercurity Fintech Holding, Inc.* (Commercial Support Services)	73	281
Mercury General Corp. (Insurance)	62	4,175
Mercury Systems, Inc.* (Aerospace & Defense)	119	6,409
Meridian Bank of Malvern, PA (Banking)	21	271
MeridianLink, Inc.* (Software)	73	1,185
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	134	12,526
Meritage Homes Corp. (Household Durables)	162	10,849
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	12	1,131
Metals Acquisition, Ltd.*—Class A (Metals & Mining)	163	1,971
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	77	732
Metrocity Bankshares, Inc. (Banks)	45	1,286
Metropolitan Bank Holding Corp.* (Banks)	22	1,540
Metsera, Inc.* (Biotechnology)	41	1,166
MFA Financial, Inc.* (Mortgage REITs)	235	2,223
MGE Energy, Inc. (Electric Utilities)	84	7,429
MGP Ingredients, Inc. (Beverages)	32	959
Microvast Holdings, Inc.* (Automotive)	455	1,652
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	561	640
Mid Penn Bancorp, Inc.* (Banks)	46	1,297
Middlefield Banc Corp. (Banks)	17	512
Middlesex Water Co. (Water Utilities)	41	2,221
Midland States Bankcorp, Inc. (Banks)	47	814
MidWestOne Financial Group, Inc.* (Banks)	47	1,352
Miller Industries, Inc. (Machinery)	25	1,112
MillerKnoll, Inc. (Commercial Services & Supplies)	155	3,010
MiMedx Group, Inc.* (Biotechnology)	270	1,650
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	172	1,116
Minerals Technologies, Inc. (Chemicals)	73	4,020
Mineralys Therapeutics, Inc.* (Biotechnology)	89	1,204
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	480	10,334
Mirum Pharmaceuticals, Inc.* (Biotechnology)	99	5,038
Mission Produce, Inc.* (Food Products)	110	1,289
Mister Car Wash, Inc.* (Diversified Consumer Services)	227	1,364
Mistras Group, Inc.* (Professional Services)	38	304
Mitek Systems, Inc.* (Software)	102	1,010
Mobile Infrastructure Corp.* (Real Estate Owners & Developers)	33	149
Modine Manufacturing Co.* (Automobile Components)	120	11,820

See accompanying notes to financial statements.

90 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Modiv Industrial, Inc.* (Retail REITs)	21	$296
Moelis & Co.—Class A (Capital Markets)	170	10,594
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	29	2,507
Monopar Therapeutics, Inc.* (Biotech & Pharma)	9	322
Monro, Inc. (Specialty Retail)	68	1,014
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	154	342
Monte Rosa Therapeutics, Inc.* (Biotechnology)	107	483
Montrose Environemental Group, Inc.* (Commercial Services & Supplies)	74	1,620
Moog, Inc.—Class A (Aerospace & Defense)	64	11,582
Motorcar Parts of America, Inc.* (Automotive)	42	470
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	35	534
MRC Global, Inc.* (Trading Companies & Distributors)	195	2,673
M-Tron Industries, Inc.* (Electrical Equipment)	6	252
Mueller Water Products, Inc.—Class A, Series A (Machinery)	357	8,582
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	309	6,953
MVB Financial Corp.* (Banks)	26	586
Myers Industries, Inc.* (Containers & Packaging)	85	1,232
Myomo, Inc.* (Medical Equipment & Devices)	74	160
MYR Group, Inc.* (Construction & Engineering)	35	6,351
Myriad Genetics, Inc.* (Biotechnology)	208	1,104
N-able, Inc.* (Software)	165	1,337
Nabors Industries, Ltd.* (Energy Equipment & Services)	32	897
NACCO Industries, Inc.*—Class A (Oil, Gas & Consumable Fuels)	9	399
NANO Nuclear Energy, Inc.* (Electrical Equipment)	61	2,104
Nano-X Imaging, Ltd.* (Health Care Providers & Services)	147	760
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	81	2,405
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	6	663
National Bank Holdings Corp.—Class A (Banks)	87	3,272
National Bankshares, Inc. (Banks)	14	381
National Beverage Corp. (Beverages)	55	2,378
National CineMedia, Inc.* (Media)	147	712
National Energy Services Reunited Corp.* (Oil & Gas Services & Equipment)	139	837
National Health Investors, Inc.* (Health Care REITs)	106	7,433
National HealthCare Corp. (Health Care Providers & Services)	29	3,103
National Presto Industries, Inc.* (Aerospace & Defense)	12	1,176
National Research Corp. (Health Care Providers & Services)	29	487
National Vision Holdings, Inc.* (Specialty Retail)	178	4,096
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	23	594
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	29	1,138
Nature's Sunshine Products, Inc. (Personal Care Products)	33	488
Navient Corp. (Consumer Finance)	161	2,270

Common Stocks, continued

	Shares	Value
Navigator Holdings Ltd.* (Transportation & Logistics)	75	$1,061
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	306	2,004
NB Bancorp, Inc.* (Banks)	80	1,429
NBT Bancorp, Inc. (Banks)	117	4,861
NCR Atleos Corp.* (Financial Services)	167	4,765
NCR Voyix Corp.* (Software)	318	3,730
Nektar Therapeutics* (Pharmaceuticals)	1	26
Nelnet, Inc.—Class A (Consumer Finance)	32	3,876
Neogen Corp.* (Health Care Equipment & Supplies)	500	2,390
NeoGenomics, Inc.* (Health Care Providers & Services)	295	2,156
Neonode, Inc.* (Technology Hardware)	24	611
NerdWallet, Inc.*—Class A (Consumer Finance)	95	1,042
Nerdy, Inc.* (Diversified Consumer Services)	132	215
NET Lease Office Properties (Office REITs)	34	1,107
Net Power, Inc.* (Electrical Equipment)	78	193
NETGEAR, Inc.* (Communications Equipment)	63	1,831
NetScout Systems, Inc.* (Communications Equipment)	160	3,970
NETSTREIT Corp.* (Retail REITs)	188	3,183
Neurogene, Inc.* (Biotechnology)	22	329
Neuronetics, Inc.* (Health Care Facilities & Services)	83	290
NeuroPace, Inc.* (Health Care Equipment & Supplies)	55	613
New Fortress Energy Inc (Oil & Gas Producers)	387	1,284
New Jersey Resources Corp. (Gas Utilities)	231	10,353
New York Community Bancorp, Inc. (Banks)	695	7,367
New York Mortgage Trust, Inc. (Mortgage REITs)	194	1,300
Newmark Group, Inc.—Class A (Real Estate Management & Development)	312	3,791
Newpark Resources, Inc.* (Energy Equipment & Services)	184	1,566
Newsmax, Inc.* (Internet Media & Services)	17	257
NewtekOne, Inc.* (Financial Services)	57	643
NexPoint Diversified Real Estate Trust* (Equity REIT—Diversified)	78	327
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	17	234
NexPoint Residential Trust, Inc. (Residential REITs)	51	1,699
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	306	2,726
Nextdoor Holdings, Inc.* (Interactive Media & Services)	484	803
NextNav, Inc.* (Software)	201	3,055
NextNRG, Inc.* (Oil & Gas Producers)	40	111
NEXTracker, Inc.*—Class A (Electrical Equipment)	324	17,615
Nexxen International Ltd.* (Advertising & Marketing)	86	895
NI Holdings, Inc.* (Insurance)	16	204
Nicolet Bankshares, Inc.* (Banks)	31	3,828
NioCorp. Developments Ltd.* (Metals & Mining)	118	275
Nkarta, Inc.* (Biotechnology)	122	203
NL Industries, Inc.* (Commercial Services & Supplies)	19	122

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 91

Common Stocks, continued

	Shares	Value
nLight, Inc.* (Electronic Equipment, Instruments & Components)	110	$2,165
NMI Holdings, Inc.*—Class A (Financial Services)	179	7,552
Noble Corp. PLC (Energy Equipment & Services)	289	7,673
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	469	1,233
Northeast Bank (Banks)	17	1,513
Northeast Community Bancorp, Inc. (Banks)	28	651
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	211	5,982
Northfield Bancorp, Inc. (Banks)	86	987
Northpointe Bancshares, Inc. (Banking)	24	329
Northrim Bancorp, Inc. (Banks)	12	1,119
Northwest Bancshares, Inc. (Banks)	292	3,732
Northwest Natural Holding Co. (Gas Utilities)	93	3,694
Northwest Pipe Co.* (Construction & Engineering)	22	902
NorthWestern Energy Group, Inc. (Multi-Utilities)	141	7,233
Norwood Financial Corp.* (Banks)	20	516
NovaGold Resources, Inc.* (Metals & Mining)	570	2,331
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	83	10,701
Novavax, Inc.* (Biotechnology)	342	2,155
Novocure, Ltd.* (Health Care Equipment & Supplies)	232	4,130
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	112	895
Nurix Therapeutics, Inc.* (Biotechnology)	172	1,959
NuScale Power Corp.* (Electrical Equipment)	290	11,472
Nutex Health, Inc.* (Software)	8	996
Nuvalent, Inc.*—Class A (Biotechnology)	98	7,477
Nuvation Bio, Inc.* (Pharmaceuticals)	570	1,112
Nuvectis Pharma, Inc.* (Biotech & Pharma)	29	217
NV5 Global, Inc.* (Professional Services)	133	3,071
NVE Corp. (Semiconductors & Semiconductor Equipment)	11	810
Oak Valley Bancorp. (Banks)	16	436
Oceaneering International, Inc.* (Energy Equipment & Services)	215	4,455
OceanFirst Financial Corp. (Banks)	131	2,307
Ocular Therapeutix, Inc.* (Pharmaceuticals)	321	2,979
OFG Bancorp (Banks)	104	4,451
Ohio Valley Banc Corp.* (Asset Management)	9	290
O-I Glass, Inc. (Containers & Packaging)	351	5,175
Oil States International, Inc.* (Energy Equipment & Services)	134	718
Oil-Dri Corp. of America (Household Products)	23	1,357
Oklo, Inc.* (Electric Utilities)	235	13,159
Olaplex Holdings, Inc.* (Personal Care Products)	321	449
Old National Bancorp (Banks)	733	15,641
Old Point Financial Corp* (Banking)	9	353
Old Second Bancorp, Inc. (Banks)	99	1,756
Olema Pharmaceuticals, Inc.* (Biotechnology)	136	579
Olo, Inc.* (Software)	264	2,350
Olympic Steel, Inc. (Metals & Mining)	23	750
Omega Flex, Inc. (Machinery)	8	259
Omeros Corp.* (Pharmaceuticals)	129	387
OmniAb, Inc.* (Life Sciences Tools & Services)	229	398
Omnicell, Inc.* (Health Care Equipment & Supplies)	106	3,116

Common Stocks, continued

	Shares	Value
ON24, Inc.* (Software)	86	$467
Oncology Institute, Inc./The* (Health Care Facilities & Services)	135	277
ONE Gas, Inc. (Gas Utilities)	137	9,845
One Liberty Properties, Inc. (Equity REIT— Diversified)	42	1,002
OneSpan, Inc.* (Software)	82	1,369
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	217	4,425
OneWater Marine, Inc.* (Specialty Retail)	26	348
Onity Group, Inc.* (Financial Services)	15	573
Ooma, Inc.* (Software)	58	748
OP Bancorp (Banking)	27	351
OPAL Fuels, Inc.* (Renewable Energy)	48	116
Open Lending Corp.* (Capital Markets)	234	454
OPKO Health, Inc.* (Health Care Providers & Services)	827	1,092
Oportun Financial Corp.* (Specialty Finance)	77	551
OppFi, Inc.* (Consumer Finance)	55	769
OptimizeRx Corp.* (Health Care Technology)	39	527
Option Care Health, Inc.* (Health Care Providers & Services)	377	12,245
Orange County Bancorp, Inc. (Banks)	22	568
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	172	516
Orchid Island Capital, Inc. (Mortgage REITs)	246	1,724
Organogenesis Holdings, Inc.* (Biotechnology)	156	571
ORIC Pharmaceuticals, Inc.* (Biotechnology)	103	1,045
Origin Bancorp, Inc. (Banks)	68	2,430
Orion Group Holdings, Inc.* (Construction & Engineering)	86	780
Orion SA (Chemicals)	127	1,332
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	140	11,726
Orrstown Financial Services, Inc. (Banks)	43	1,369
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	89	992
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	39	838
Oruka Therapeutics Inc* (Biotech & Pharma)	62	695
Oscar Health, Inc.*—Class A (Insurance)	419	8,984
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	37	8,320
Otter Tail Corp. (Electric Utilities)	88	6,784
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	116	2,813
Outbrain, Inc.* (Interactive Media & Services)	82	203
Outfront Media, Inc. (Specialized REITs)	319	5,206
Outset Medical, Inc.* (Software)	40	768
Owens & Minor, Inc. (Health Care Providers & Services)	172	1,565
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	32	1,288
P10, Inc.*—Class A (Capital Markets)	124	1,267
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	631	782
Pacific Premier Bancorp, Inc. (Banks)	220	4,640
Pacira BioSciences, Inc.* (Pharmaceuticals)	105	2,510
PACS Group, Inc.* (Health Care Providers & Services)	101	1,305
Pagaya Technologies, Ltd.*—Class A (Software)	96	2,047

See accompanying notes to financial statements.

92 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
PagerDuty, Inc.* (Software)	193	$2,949
Pagseguro Digital, Ltd.*—Class A (Financial Services)	406	3,914
Palladyne AI Corp.* (Machinery)	58	502
Palomar Holdings, Inc.* (Insurance)	60	9,256
Palvella Therapeutics, Inc.* (Biotech & Pharma)	16	361
PAM Transportation Services, Inc.*(a) (Ground Transportation)	14	180
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	68	320
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	75	3,671
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	122	3,237
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	92	6,382
Paramount Group, Inc.* (Office REITs)	427	2,605
Park Aerospace Corp. (Aerospace & Defense)	42	620
Park National Corp. (Banks)	34	5,687
Parke Bancorp, Inc.* (Banks)	23	469
Park-Ohio Holdings Corp.* (Machinery)	22	393
Pathward Financial, Inc. (Banks)	54	4,272
Patria Investments, Ltd.—Class A (Capital Markets)	137	1,926
Patrick Industries, Inc. (Automobile Components)	74	6,828
Patriot National Bancorp Inc* (Banking)	100	152
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	808	4,791
Payoneer Global, Inc.* (Financial Services)	637	4,363
Paysafe, Ltd.* (Financial Services)	74	934
Paysign, Inc.* (Financial Services)	78	562
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	192	4,161
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	25	1,645
PCB Bancorp (Banks)	25	525
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	73	1,561
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	280	3,758
Peakstone Realty Trust (Office REITs)	84	1,110
Peapack-Gladstone Financial Corp. (Banks)	37	1,045
Pebblebrook Hotel Trust (Hotel & Resort REITs)	269	2,687
Peloton Interactive, Inc.*—Class A (Leisure Products)	843	5,851
Penns Woods Bancorp Inc.* (Banking)	17	516
PennyMac Financial Services, Inc. (Financial Services)	67	6,676
PennyMac Mortgage Investment Trust (Mortgage REITs)	199	2,559
Peoples Bancorp of North Carolina, Inc. (Banks)	10	289
Peoples Bancorp, Inc.* (Banks)	80	2,443
Peoples Financial Services Corp. (Banks)	21	1,037
Perdoceo Education Corp. (Diversified Consumer Services)	141	4,609
Perella Weinberg Partners (Capital Markets)	139	2,699
Performant Financial Corp.* (Commercial Services & Supplies)	160	640
Perimeter Solutions SA* (Chemicals)	318	4,427

Common Stocks, continued

	Shares	Value
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	40	$421
Perpetua Resources Corp.* (Metals & Mining)	105	1,275
Personalis, Inc.* (Health Care Facilities & Services)	115	754
Perspective Therapeutics, Inc.* (Biotechnology)	136	468
Petco Health & Wellness Co., Inc.* (Specialty Retail)	179	507
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	96	921
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	47	1,200
Phillips Edison & Co., Inc. (Retail REITs)	289	10,124
Phinia, Inc. (Automobile Components)	90	4,004
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	141	2,655
Phreesia, Inc.* (Health Care Technology)	129	3,671
Piedmont Lithium, Inc.* (Metals & Mining)	47	274
Piedmont Office Realty Trust, Inc. (Office REITs)	284	2,070
Pioneer Bancorp, Inc.* (Banks)	26	313
Piper Sandler Cos. (Capital Markets)	40	11,119
Pitney Bowes, Inc. (Commercial Services & Supplies)	420	4,582
PJT Partners, Inc.—Class A (Capital Markets)	53	8,746
Planet Labs PBC* (Professional Services)	490	2,989
Playstudios, Inc.* (Entertainment)	202	265
Playtika Holding, Corp.* (Entertainment Content)	129	610
Plexus Corp.* (Electronic Equipment, Instruments & Components)	61	8,254
Plug Power, Inc.*(a) (Electrical Equipment)	2,089	3,113
Plumas Bancorp* (Banks)	12	534
Plymouth Industrial REIT, Inc. (Industrial REITs)	94	1,510
Polaris Industries, Inc.* (Leisure Products)	122	4,960
Ponce Financial Group, Inc.* (Banks)	45	623
Porch Group, Inc.* (Software)	184	2,169
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	129	1,505
Portland General Electric Co. (Electric Utilities)	252	10,239
Postal Realty Trust, Inc.—Class A (Office REITs)	51	751
Potbelly Corp.* (Hotels, Restaurants & Leisure)	58	711
PotlatchDeltic Corp. (Specialized REITs)	179	6,869
Powell Industries, Inc. (Electrical Equipment)	22	4,630
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	130	7,267
Power Solutions International, Inc.* (Machinery)	15	970
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	284	1,224
PRA Group, Inc.* (Consumer Finance)	90	1,328
Prairie Operating Co.* (Software)	49	147
Praxis Precision Medicines, Inc.* (Biotechnology)	41	1,724
Precigen, Inc.* (Biotechnology)	343	487
Preferred Bank (Banks)	28	2,423
Preformed Line Products Co.* (Electrical Equipment)	6	959
Premier, Inc.—Class A (Health Care Providers & Services)	209	4,583
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	113	9,023
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	59	6,197

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 93

Common Stocks, continued

	Shares	Value
Prime Medicine, Inc.* (Biotechnology)	133	$329
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1	146
Primis Financial Corp. (Banks)	48	521
Primoris Services Corp. (Construction & Engineering)	124	9,665
Princeton Bancorp, Inc. (Banks)	12	366
Priority Technology Holdings, Inc.* (Financial Services)	57	443
Privia Health Group, Inc.* (Health Care Providers & Services)	263	6,049
ProAssurance Corp. (Insurance)	117	2,671
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	120	6,912
Pro-Dex, Inc.* (Medical Equipment & Devices)	5	218
Proficient Auto Logistics, Inc.* (Ground Transportation)	54	392
ProFrac Holding Corp.*(a)—Class A (Energy Equipment & Services)	28	217
PROG Holdings, Inc. (Consumer Finance)	92	2,700
Progress Software Corp. (Software)	98	6,256
Progyny, Inc.* (Health Care Providers & Services)	157	3,454
ProPetro Holding Corp.* (Energy Equipment & Services)	183	1,093
PROS Holdings, Inc.* (Software)	100	1,566
Protagonist Therapeutics, Inc.* (Biotechnology)	133	7,351
Protalix Biotherapeutics Inc* (Biotech & Pharma)	159	235
Protara Therapeutics, Inc.* (Biotech & Pharma)	74	224
Prothena Corp. PLC* (Biotechnology)	89	540
Proto Labs, Inc.* (Machinery)	54	2,162
Provident Bancorp, Inc.* (Banks)	37	462
Provident Financial Services, Inc. (Banks)	295	5,171
PTC Therapeutics, Inc.* (Biotechnology)	178	8,694
PubMatic, Inc.*—Class A (Media)	95	1,182
Pulmonx Corp.* (Health Care Equipment & Supplies)	87	225
Pulse Biosciences, Inc.*(a) (Health Care Equipment & Supplies)	41	619
Puma Biotechnology, Inc.* (Biotechnology)	97	333
Pure Cycle Corp.* (Water Utilities)	45	482
PureCycle Technologies, Inc.*(a) (Chemicals)	297	4,069
Q2 Holdings, Inc.* (Software)	142	13,289
QCR Holdings, Inc. (Banks)	38	2,580
Quad/Graphics, Inc. (Commercial Services & Supplies)	66	373
Quaker Chemical Corp. (Chemicals)	32	3,582
Qualys, Inc.* (Software)	84	12,001
Quanex Building Products Corp. (Building Products)	108	2,041
Quanterix Corp.* (Life Sciences Tools & Services)	84	559
Quantum Computing Inc* (Software)	263	5,042
Quantum-Si, Inc.* (Life Sciences Tools & Services)	322	631
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	155	4,467
QuinStreet, Inc.* (Interactive Media & Services)	124	1,996
Rackspace Technology, Inc.* (IT Services)	191	244
Radian Group, Inc. (Financial Services)	323	11,634
Radiant Logistics, Inc.* (Air Freight & Logistics)	76	462

Common Stocks, continued

	Shares	Value
RadNet, Inc.* (Health Care Providers & Services)	152	$8,650
Ramaco Resources, Inc.—Class A (Metals & Mining)	81	1,064
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	247	15,814
Ranger Bermuda Topco Ltd.* (Insurance)	4	106
Ranger Energy Services, Inc.* (Energy Equipment & Services)	39	466
Ranpak Holdings Corp.* (Containers & Packaging)	107	382
Rapid7, Inc.* (Software)	146	3,377
Rapport Therapeutics, Inc.* (Pharmaceuticals)	40	455
Rayonier Advanced Materials, Inc. (Chemicals)	147	566
RBB Bancorp (Banks)	39	671
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	19	724
RCM TECHNOLOGIES, INC.* (Technology Services)	11	259
RE/MAX Holdings, Inc.*—Class A (Real Estate Management & Development)	42	344
Ready Capital Corp.(a) (Mortgage REITs)	381	1,665
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	776	3,927
Red Cat Holdings, Inc.* (Aerospace & Defense)	171	1,245
Red River Bancshares, Inc.* (Banks)	11	646
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	112	5,827
Red Violet, Inc.* (Software)	26	1,279
Redwire Corp.*(a) (Aerospace & Defense)	77	1,255
Redwood Trust, Inc. (Mortgage REITs)	304	1,797
REGENXBIO, Inc.* (Biotechnology)	107	878
Regional Management Corp.* (Consumer Finance)	21	613
Relay Therapeutics, Inc.* (Biotechnology)	303	1,048
Remitly Global, Inc.* (Financial Services)	355	6,663
Renasant Corp. (Banks)	216	7,761
Repay Holdings Corp.* (Financial Services)	178	858
Replimune Group, Inc.* (Biotechnology)	150	1,394
ReposiTrak, Inc.* (Software)	26	511
Repro-Med Systems, Inc.* (Medical Equipment & Devices)	97	347
Republic Bancorp, Inc.*—Class A (Banks)	19	1,389
Reservoir Media, Inc.* (Entertainment)	47	360
Resideo Technologies, Inc.* (Building Products)	340	7,500
Resolute Holdings Management, Inc.* (Asset Management)	10	319
Resources Connection, Inc. (Professional Services)	74	397
REV Group, Inc. (Machinery)	117	5,568
Revolve Group, Inc.* (Specialty Retail)	93	1,865
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	34	1,656
Rezolute, Inc.* (Biotech & Pharma)	153	682
Rezolve AI PLC* (Software)	208	640
RGC Resources, Inc.* (Gas Utilities)	19	425
Rhinebeck BanCorp, Inc.* (Banking)	10	117
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	124	7,836
Ribbon Communications, Inc.* (Communications Equipment)	214	858

See accompanying notes to financial statements.

94 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Richardson Electronics, Ltd.* (Electronic Equipment, Instruments & Components)	28	$270
Richmond Mutual BanCorp, Inc.* (Banking)	21	290
Richtech Robotics, Inc.* (Machinery)	158	308
Rigel Pharmaceuticals, Inc.* (Biotechnology)	40	749
Rigetti Computing, Inc.*(a) (Semiconductors & Semiconductor Equipment)	647	7,673
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	30	787
Rimini Street, Inc.* (Software)	112	422
Riot Platforms, Inc.* (Software)	756	8,543
Riverview Bancorp, Inc.* (Banking)	47	259
RLJ Lodging Trust (Hotel & Resort REITs)	339	2,468
Rocket Pharmaceuticals, Inc.* (Biotechnology)	192	470
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	16	355
Rogers Corp.* (Electronic Equipment, Instruments & Components)	42	2,876
Root, Inc.*—Class A (Insurance)	24	3,071
RPC, Inc. (Energy Equipment & Services)	204	965
Rumble, Inc.* (Internet Media & Services)	180	1,616
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	143	7,366
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	21	1,102
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	203	3,025
RXO, Inc.* (Ground Transportation)	372	5,847
RxSight, Inc.* (Health Care Equipment & Supplies)	85	1,105
Ryerson Holding Corp.* (Metals & Mining)	62	1,337
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	135	13,319
S&T Bancorp, Inc. (Banks)	87	3,290
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	156	3,429
Sabra Health Care REIT, Inc. (Health Care REITs)	544	10,031
Sabre Corp.* (Hotels, Restaurants & Leisure)	829	2,620
Safe Builders, Inc. (Marine Transportation)	132	477
Safehold, Inc. (Specialized REITs)	128	1,992
Safety Insurance Group, Inc. (Insurance)	34	2,699
Sage Therapeutics, Inc.* (Biotechnology)	130	1,186
Sally Beauty Holdings, Inc.* (Specialty Retail)	234	2,167
Sana Biotechnology, Inc.* (Biotechnology)	305	833
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	7	199
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	83	898
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	119	11,642
SANUWAVE Health, Inc.* (Medical Equipment & Devices)	16	526
Sapiens International Corp. N.V. (Software)	71	2,077
Satellogic, Inc.* (Telecommunications)	158	572
Saul Centers, Inc. (Retail REITs)	28	956
Savara, Inc.* (Biotechnology)	289	659
Savers Value Village, Inc.* (Broadline Retail)	53	541
SB Financial Group* (Banking)	14	267
SBC Medical Group Holdings, Inc.* (Health Care Facilities & Services)	13	60

Common Stocks, continued

	Shares	Value
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	50	$2,091
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	63	1,870
Scholar Rock Holding Corp.* (Biotechnology)	186	6,588
Scholastic Corp. (Media)	50	1,049
Schrodinger, Inc.* (Health Care Technology)	129	2,595
Scilex Holding Co.* (Biotech & Pharma)	6	33
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	100	3,913
scPharmaceuticals, Inc.* (Pharmaceuticals)	78	297
Seacoast Banking Corp. of Florida (Banks)	194	5,358
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	47	240
Seadrill, Ltd.* (Energy Equipment & Services)	144	3,780
Seaport Entertainment Group Inc* (Real Estate Owners & Developers)	17	317
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	62	2,923
Security National Financial Corp.*—Class A (Specialty Finance)	34	335
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	213	1,840
Select Medical Holdings Corp. (Health Care Providers & Services)	256	3,886
Selective Insurance Group, Inc. (Insurance)	139	12,045
Selectquote, Inc.* (Insurance)	314	747
SELLAS Life Sciences Group, Inc.* (Biotech & Pharma)	218	477
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	19	736
SEMrush Holdings, Inc.* (Software)	105	950
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	199	8,983
Seneca Foods Corp.*—Class A (Food Products)	11	1,116
Sensient Technologies Corp. (Chemicals)	97	9,556
Septerna, Inc.* (Pharmaceuticals)	49	518
Serve Robotics, Inc.* (Internet Media & Services)	107	1,224
Service Properties Trust (Hotel & Resort REITs)	353	844
ServisFirst Bancshares, Inc. (Banks)	118	9,146
Seven Hills Realty Trust (Mortgage REITs)	33	398
Sezzle, Inc.* (Financial Services)	34	6,095
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	277	2,307
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	89	12,513
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	116	1,585
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	384	1,632
Shoe Carnival, Inc. (Specialty Retail)	41	767
Shore Bancshares, Inc. (Banks)	71	1,116
ShotSpotter, Inc.* (Software)	22	287
Shutterstock, Inc. (Interactive Media & Services)	55	1,043
SI-BONE, Inc.* (Health Care Equipment & Supplies)	87	1,637
Siebert Financial Corp.* (Asset Management)	32	141
Sierra Bancorp (Banks)	29	861
SIGA Technologies, Inc. (Pharmaceuticals)	94	613
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	94	388
Signet Jewelers, Ltd. (Specialty Retail)	95	7,557

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 95

Common Stocks, continued

	Shares	Value
Sila Realty Trust, Inc.* (Health Care REITs)	127	$3,006
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	74	10,905
Silvaco Group, Inc.* (Software)	18	85
Silvercrest Asset Management Group, Inc.— Class A (Capital Markets)	18	285
Simmons First National Corp.—Class A (Banks)	287	5,442
Simulations Plus, Inc. (Health Care Technology)	38	663
Sinclair, Inc.* (Media)	88	1,216
Sionna Therapeutics, Inc.* (Medical Equipment & Devices)	28	486
SiriusPoint, Ltd.* (Insurance)	234	4,771
SITE Centers Corp. (Retail REITs)	115	1,301
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	48	10,228
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	179	3,290
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	219	6,664
SJW Group (Water Utilities)	73	3,794
Skillsoft Corp.* (Software)	10	160
Sky Harbour Group Corp.* (Transportation Infrastructure)	49	479
Skyward Specialty Insurance Group, Inc.* (Insurance)	82	4,739
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	60	590
SkyWest, Inc.* (Passenger Airlines)	93	9,576
SKYX Platforms Corp.* (Electrical Equipment)	140	146
SL Green Realty Corp. (Office REITs)	164	10,152
Sleep Number Corp.* (Specialty Retail)	48	324
SM Energy Co. (Oil, Gas & Consumable Fuels)	261	6,449
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	122	2,417
SmartFinancial, Inc.* (Banks)	33	1,115
Smartstop Self Storage REIT, Inc.* (REITS & Real Estate Management)	65	2,355
Smith & Wesson Brands, Inc. (Leisure Products)	100	868
Smith-Midland Corp.* (Construction Materials)	6	201
Solaris Energy Infrastructure, Inc.*—Class A (Energy Equipment & Services)	83	2,348
Soleno Therapeutics, Inc.* (Biotechnology)	92	7,708
Solesence, Inc.* (Household Products)	43	187
Solid Biosciences, Inc.* (Biotechnology)	151	735
Solid Power, Inc.* (Automobile Components)	331	725
Sonic Automotive, Inc.—Class A (Specialty Retail)	34	2,718
Sonida Senior Living, Inc.* (Health Care Providers & Services)	13	324
Sonos, Inc.* (Household Durables)	269	2,908
Sound Financial Bancorp, Inc.* (Banking)	5	230
SoundHound AI, Inc.*(a)—Class A (Software)	837	8,981
South Plains Financial, Inc. (Banks)	29	1,045
Southern California BanCorp* (Banks)	51	804
Southern First Bancshares, Inc.* (Banks)	18	685
Southern Missouri Bancorp, Inc. (Banks)	22	1,205
Southland Holdings, Inc.* (Construction & Engineering)	24	100
Southside Bancshares, Inc. (Banks)	66	1,942
Southwest Gas Holdings, Inc. (Gas Utilities)	148	11,010

Common Stocks, continued

	Shares	Value
SpartanNash Co. (Consumer Staples Distribution & Retail)	77	$2,040
Spectrum Brands Holdings, Inc. (Household Products)	58	3,074
Sphere Entertainment Co.* (Entertainment)	64	2,675
Spire Global, Inc.* (Professional Services)	63	750
Spire, Inc. (Gas Utilities)	132	9,635
Spirit Aviation Holdings, Inc.* (Transportation & Logistics)	37	185
Spok Holdings, Inc. (Wireless Telecommunication Services)	47	831
Sprinklr, Inc.*—Class A (Software)	252	2,132
Sprout Social, Inc.*—Class A (Software)	118	2,467
SPS Commerce, Inc.* (Software)	87	11,840
SPX Technologies, Inc.* (Machinery)	104	17,438
Spyre Therapeutics, Inc.* (Biotechnology)	114	1,707
SR BanCorp, Inc.* (Banking)	18	243
SSR Mining, Inc. (Metals & Mining)	466	5,937
STAAR Surgical Co.* (Health Care Equipment & Supplies)	114	1,913
Stagwell, Inc. (Media)	264	1,188
Standard BioTools, Inc.* (Life Sciences Tools & Services)	684	821
Standard Motor Products, Inc. (Automobile Components)	48	1,475
Standex International Corp. (Machinery)	27	4,225
Starz Entertainment Corp.* (Entertainment)	29	466
Steelcase, Inc.—Class A (Commercial Services & Supplies)	192	2,003
Stellar Bancorp, Inc. (Banks)	108	3,022
Stepan Co. (Chemicals)	49	2,674
StepStone Group, Inc.—Class A (Capital Markets)	143	7,937
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	131	278
Sterling Infrastructure, Inc.* (Construction & Engineering)	68	15,690
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	159	3,813
Stewart Information Services Corp. (Insurance)	64	4,166
Stitch Fix, Inc.*—Class A (Specialty Retail)	243	899
Stock Yards Bancorp, Inc. (Banks)	60	4,739
Stoke Therapeutics, Inc.* (Biotechnology)	94	1,067
StoneCo, Ltd.* (Financial Services)	554	8,886
StoneX Group, Inc.* (Capital Markets)	103	9,387
Strategic Education, Inc. (Diversified Consumer Services)	55	4,682
Strattec Security Corporation* (Industrial Intermediate Prod)	9	560
Stratus Properties, Inc.* (Real Estate Management & Development)	15	283
Strawberry Fields REIT, Inc. (Health Care REITs)	16	169
Stride, Inc.* (Diversified Consumer Services)	98	14,230
Sturm Ruger & Co., Inc. (Leisure Products)	37	1,328
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	251	1,278
Summit Midstream Corp.* (Oil & Gas Producers)	23	564
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	117	1,375
SunCoke Energy, Inc. (Metals & Mining)	194	1,666
SunOpta, Inc.* (Food Products)	219	1,270
See accompanying notes to financial statements.

96 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares		Value
Sunrise Realty Trust, Inc. (Mortgage REITs)	23		$244
Sunrun, Inc.* (Electrical Equipment)	479		3,918
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	441		3,828
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	364		3,993
Superior Group of Cos., Inc.* (Textiles, Apparel & Luxury Goods)	26		268
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	123		3,877
Surgery Partners, Inc.* (Health Care Providers & Services)	177		3,935
Surmodics, Inc.* (Health Care Equipment & Supplies)	32		951
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	237		3,527
SWK Holdings Corp.* (Financial Services)	7		103
Sylvamo Corp. (Paper & Forest Products)	79		3,958
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	89		5,769
Synchronoss Technologies, Inc.* (Software)	25		171
Syndax Pharmaceuticals, Inc.* (Biotechnology)	195		1,826
System1, Inc.* (Interactive Media & Services)	—	(b)	2
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	54		548
Talkspace, Inc.* (Health Care Providers & Services)	281		781
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	275		2,332
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	153		2,852
Tanger, Inc. (Retail REITs)	256		7,828
Tango Therapeutics, Inc.* (Biotechnology)	175		896
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	73		520
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	89		3,605
Taylor Morrison Home Corp.* (Household Durables)	225		13,821
Taysha Gene Therapies, Inc.* (Biotechnology)	379		875
TechTarget, Inc.* (Media)	61		474
Tecnoglass, Inc. (Building Products)	56		4,332
Tectonic Therapeutic, Inc.* (Biotech & Pharma)	25		497
Teekay Corp. (Transportation & Logistics)	119		982
Teekay Tankers, Ltd.*—Class A (Transportation & Logistics)	55		2,294
TEGNA, Inc. (Media)	368		6,168
Tejon Ranch Co.* (Real Estate Management & Development)	48		814
Teladoc Health, Inc.* (Health Care Technology)	402		3,501
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	224		7,970
Telos Corp.* (Software)	125		396
Tenable Holdings, Inc.* (Software)	273		9,222
Tennant Co. (Machinery)	43		3,332
Terawulf, Inc.* (Software)	609		2,667
Terex Corp. (Machinery)	149		6,957
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	165		615
Terreno Realty Corp. (Industrial REITs)	234		13,121
TETRA Technologies, Inc.* (Energy Equipment & Services)	290		974
Tevogen Bio Holdings, Inc.* (Biotechnology)	65		81

Common Stocks, continued

	Shares	Value
Texas Capital Bancshares, Inc.* (Banks)	104	$8,258
TG Therapeutics, Inc.* (Biotechnology)	332	11,948
The Andersons, Inc. (Consumer Staples Distribution & Retail)	75	2,756
The Arena Group Holdings, Inc.* (Advertising & Marketing)	29	180
The Baldwin Insurance Group, Inc.* (Insurance)	161	6,892
The Bancorp, Inc.* (Banks)	104	5,925
The Bank of NT Butterfield & Son, Ltd. (Banks)	100	4,428
The Beauty Health Co.* (Personal Care Products)	261	499
The Brink's Co. (Commercial Services & Supplies)	99	8,840
The Buckle, Inc. (Specialty Retail)	72	3,265
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	106	6,642
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	83	5,296
The Chemours Co.* (Chemicals)	344	3,939
The E.W. Scripps Co.*—Class A (Media)	144	423
The Eastern Co.* (Machinery)	13	297
The Ensign Group, Inc. (Health Care Providers & Services)	128	19,745
The First Bancorp, Inc.* (Banks)	25	635
The GEO Group, Inc.* (Commercial Services & Supplies)	313	7,496
The Goodyear Tire & Rubber Co.* (Automobile Components)	597	6,191
The Gorman-Rupp Co. (Machinery)	48	1,763
The Greenbrier Cos., Inc. (Machinery)	70	3,224
The Hackett Group, Inc.* (IT Services)	57	1,449
The Hain Celestial Group, Inc.* (Food Products)	207	315
The Honest Co., Inc.* (Personal Care Products)	213	1,084
The Joint Corp.* (Health Care Providers & Services)	34	392
The Lovesac Co.* (Household Durables)	31	564
The Macerich Co. (Retail REITs)	581	9,401
The Manitowoc Co., Inc.* (Machinery)	79	950
The Marcus Corp.* (Entertainment)	54	910
The ODP Corp.* (Specialty Retail)	63	1,142
The Pennant Group, Inc.* (Health Care Providers & Services)	77	2,298
The Real Brokerage, Inc.* (Real Estate Management & Development)	242	1,091
The RealReal, Inc.* (Specialty Retail)	218	1,044
The RMR Group, Inc.*—Class A (Real Estate Management & Development)	35	572
The Shyft Group, Inc. (Machinery)	74	928
The Simply Good Foods Co.* (Food Products)	214	6,761
The St. Joe Co. (Real Estate Management & Development)	87	4,150
The Vita Coco Co., Inc.* (Beverages)	92	3,321
The York Water Co.* (Water Utilities)	33	1,043
Theravance Biopharma, Inc.* (Pharmaceuticals)	87	960
Thermon Group Holdings, Inc.* (Electrical Equipment)	76	2,134
Third Coast Bancshares, Inc.* (Banks)	29	947
Third Harmonic Bio, Inc.* (Pharmaceuticals)	57	310
ThredUp, Inc.*—Class A (Specialty Retail)	208	1,558
Thryv Holdings, Inc.* (Media)	85	1,034
Tidewater, Inc.* (Energy Equipment & Services)	116	5,351
Tile Shop Holdings, Inc. (Specialty Retail)	66	420

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 97

Common Stocks, continued

	Shares	Value
Timberland Bancorp, Inc./WA (Banks)	17	$530
TimkenSteel Corp.* (Metals & Mining)	84	1,294
Tiptree, Inc. (Insurance)	54	1,273
Titan America SA* (Construction Materials)	56	699
Titan International, Inc. (Machinery)	111	1,140
Titan Machinery, Inc.* (Trading Companies & Distributors)	48	951
Tompkins Financial Corp. (Banks)	31	1,945
Tonix Pharmaceuticals Holding Corp.* (Biotech & Pharma)	17	612
Tootsie Roll Industries, Inc.* (Food Products)	40	1,338
Topgolf Callaway Brands Corp.* (Leisure Products)	302	2,431
Torrid Holdings, Inc.* (Specialty Retail)	54	159
Tourmaline Bio, Inc.* (Biotechnology)	43	688
TowneBank* (Banks)	162	5,537
TPG RE Finance Trust, Inc. (Mortgage REITs)	157	1,212
Traeger, Inc.* (Household Durables)	72	123
Transcat, Inc.* (Trading Companies & Distributors)	21	1,805
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	4	170
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	76	10,185
Transocean, Ltd. (Energy Equipment & Services)	1,703	4,411
TRAVELZOO INC.* (Internet Media & Services)	15	191
Travere Therapeutics, Inc.* (Biotechnology)	201	2,975
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	109	641
Tredegar Corp.* (Metals & Mining)	61	537
TreeHouse Foods, Inc.* (Food Products)	115	2,233
Trevi Therapeutics, Inc.* (Pharmaceuticals)	173	946
Tri Pointe Homes, Inc.* (Household Durables)	204	6,518
TriCo Bancshares (Banks)	70	2,834
Triller Group, Inc.* (Internet Media & Services)	235	219
TriMas Corp.* (Containers & Packaging)	76	2,174
TriNet Group, Inc. (Professional Services)	68	4,974
Trinity Industries, Inc. (Machinery)	187	5,051
Trinseo PLC* (Chemicals)	78	243
TripAdvisor, Inc.* (Interactive Media & Services)	266	3,472
TriSalus Life Sciences, Inc.* (Biotech & Pharma)	36	196
Triumph Financial, Inc.* (Banks)	51	2,811
Triumph Group, Inc. (Aerospace & Defense)	170	4,378
Tronox Holdings PLC—Class A (Chemicals)	273	1,384
TrueBlue, Inc.* (Professional Services)	65	421
TrueCar, Inc.* (Interactive Media & Services)	180	342
Trupanion, Inc.* (Insurance)	85	4,705
TrustCo Bank Corp. (Banks)	43	1,437
Trustmark Corp. (Banks)	130	4,740
TSS Inc/MD* (Engineering & Construction)	42	1,211
TTEC Holdings, Inc. (Professional Services)	45	216
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	230	9,389
Tucows, Inc.*—Class A (IT Services)	15	296
TuHURA Biosciences, Inc.* (Biotech & Pharma)	59	132
Turning Point Brands, Inc. (Tobacco)	39	2,955
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	34	470
Tutor Perini Corp.* (Construction & Engineering)	102	4,772
Tvardi Therapeutics, Inc.* (Biotech & Pharma)	8	187

Common Stocks, continued

	Shares	Value
Twist Bioscience Corp.* (Biotechnology)	135	$4,967
Two Harbors Investment Corp. (Mortgage REITs)	239	2,574
TXNM Energy, Inc. (Electric Utilities)	212	11,940
Tyra Biosciences, Inc.* (Biotechnology)	55	526
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	34	2,659
Udemy, Inc.* (Diversified Consumer Services)	222	1,561
UFP Industries, Inc. (Building Products)	138	13,712
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	17	4,151
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	102	2,302
UMB Financial Corp. (Banks)	166	17,456
UMH Properties, Inc. (Residential REITs)	178	2,989
UniFirst Corp. (Commercial Services & Supplies)	34	6,399
Union Bankshares, Inc./Morrisville VT* (Banking)	8	213
Unisys Corp.* (IT Services)	152	689
United Bankshares, Inc. (Banks)	324	11,802
United Community Banks, Inc. (Banks)	276	8,222
United Fire Group, Inc. (Insurance)	48	1,378
United Insurance Holdings Corp.* (Insurance)	56	623
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	137	3,193
United Security Bancshares/Fresno CA* (Banking)	32	277
United States Antimony Corp.* (Metals & Mining)	209	456
United States Lime & Minerals, Inc. (Construction Materials)	25	2,495
Uniti Group, Inc. (Specialized REITs)	543	2,346
Unitil Corp. (Multi-Utilities)	37	1,930
Unity Bancorp, Inc. (Banks)	17	800
Universal Corp.* (Tobacco)	55	3,203
Universal Health Realty Income Trust (Health Care REITs)	29	1,159
Universal Insurance Holdings, Inc. (Insurance)	58	1,608
Universal Logistics Holdings, Inc. (Ground Transportation)	15	381
Universal Technical Institute, Inc.* (Diversified Consumer Services)	103	3,491
Univest Financial Corp. (Banks)	66	1,983
Upbound Group, Inc. (Specialty Retail)	120	3,012
Upstart Holdings, Inc.* (Consumer Finance)	192	12,418
Upstream Bio, Inc.* (Biotechnology)	80	878
Upwork, Inc.* (Professional Services)	284	3,817
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	973	6,616
Urban Edge Properties (Retail REITs)	291	5,430
Urban Outfitters, Inc.* (Specialty Retail)	145	10,518
UroGen Pharma, Ltd.* (Biotechnology)	84	1,151
US Gold Corp.* (Metals & Mining)	25	305
US Goldmining, Inc.* (Metals & Mining)	4	33
USANA Health Sciences, Inc.* (Personal Care Products)	25	763
USCB Financial Holdings, Inc. (Banks)	24	397
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	7	398
Utz Brands, Inc. (Food Products)	165	2,071
V2X, Inc.* (Aerospace & Defense)	39	1,893

See accompanying notes to financial statements.

98 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	237	$856
Valaris, Ltd.* (Energy Equipment & Services)	146	6,148
Valhi, Inc. (Chemicals)	6	97
Valley National Bancorp (Banks)	1,109	9,903
Value Line, Inc. (Capital Markets)	2	78
Vanda Pharmaceuticals, Inc.* (Biotechnology)	127	599
Varex Imaging Corp.* (Health Care Equipment & Supplies)	94	815
Varonis Systems, Inc.* (Software)	252	12,788
Vaxcyte, Inc.* (Biotechnology)	287	9,330
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	131	2,662
Velocity Financial, Inc.* (Financial Services)	26	482
Vera Therapeutics, Inc.* (Biotechnology)	118	2,780
Veracyte, Inc.* (Biotechnology)	179	4,838
Verastem, Inc.* (Biotechnology)	104	432
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	10	34
Vericel Corp.* (Biotechnology)	115	4,893
Verint Systems, Inc.* (Software)	142	2,793
Veritex Holdings, Inc. (Banks)	121	3,158
Verra Mobility Corp.*—Class A (Professional Services)	365	9,268
Vertex, Inc.*—Class A (Software)	149	5,265
Verve Therapeutics, Inc.* (Biotechnology)	156	1,752
Vestis Corp. (Commercial Services & Supplies)	264	1,513
Viad Corp.* (Commercial Services & Supplies)	49	1,413
Viant Technology, Inc.*—Class A (Software)	36	476
Viasat, Inc.* (Communications Equipment)	259	3,781
Viavi Solutions, Inc.* (Communications Equipment)	506	5,095
Vicor Corp.* (Electrical Equipment)	53	2,404
Victoria's Secret & Co.* (Specialty Retail)	156	2,889
Victory Capital Holdings, Inc.—Class A (Capital Markets)	101	6,431
Viemed Healthcare, Inc.* (Health Care Providers & Services)	80	553
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	21	809
Vimeo, Inc.* (Interactive Media & Services)	360	1,454
Vir Biotechnology, Inc.* (Biotechnology)	204	1,028
Virco Mfg. Corp.* (Commercial Services & Supplies)	25	200
Virginia National Bankshares Corp. (Banks)	11	407
Viridian Therapeutics, Inc.* (Biotechnology)	159	2,223
Virtus Investment Partners, Inc. (Capital Markets)	15	2,721
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	277	4,399
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	27	759
Visteon Corp.* (Automobile Components)	63	5,878
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	68	1,094
Vital Farms, Inc.* (Food Products)	79	3,043
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	67	1,480
Vivid Seats, Inc.—Class A (Entertainment)	149	252
Vox Royalty Corp.* (Metals & Mining)	92	291
Voyager Therapeutics, Inc.* (Biotechnology)	106	330
Vroom, Inc.* (Specialty Finance)	2	57

Common Stocks, continued

	Shares	Value
VSE Corp. (Commercial Services & Supplies)	46	$6,025
VTEX* (Software)	132	871
Vuzix Corp.* (Technology Hardware)	147	429
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	227	375
Wabash National Corp. (Machinery)	94	999
WaFd, Inc.* (Banks)	44	1,244
Waldencast PLC*—Class A (Personal Care Products)	97	238
Walker & Dunlop, Inc. (Financial Services)	75	5,286
Warby Parker, Inc.*—Class A (Specialty Retail)	224	4,912
Warrior Met Coal, Inc. (Metals & Mining)	119	5,454
Washington Federal, Inc. (Banks)	184	5,388
Waterstone Financial, Inc. (Financial Services)	36	497
Watts Water Technologies, Inc.—Class A (Machinery)	63	15,491
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	256	1,664
Waystar Holding Corp.* (Health Care Technology)	208	8,501
WD-40 Co. (Household Products)	31	7,071
Weave Communications, Inc.* (Software)	133	1,107
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	41	372
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	38	2,755
Werner Enterprises, Inc. (Ground Transportation)	137	3,748
WesBanco, Inc. (Banks)	216	6,832
West Bancorp, Inc.* (Banks)	35	687
Westamerica Bancorp (Banks)	58	2,810
Western New England Bancorp, Inc.* (Banking)	42	388
Westrock Coffee Co.* (Food Products)	82	470
WESTWOOD HOLDINGS GROUP INC* (Asset Management)	17	265
Weyco Group, Inc. (Distributors)	14	464
Whitestone REIT (Retail REITs)	103	1,285
WideOpenWest, Inc.* (Media)	116	471
Willdan Group, Inc.* (Professional Services)	32	2,000
Willis Lease Finance Corp. (Trading Companies & Distributors)	8	1,142
Winmark Corp. (Specialty Retail)	7	2,643
Winnebago Industries, Inc. (Automobiles)	62	1,798
WisdomTree, Inc. (Capital Markets)	275	3,165
WK Kellogg Co. (Food Products)	142	2,263
WM Technology, Inc.* (Software)	200	179
WNS Holdings, Ltd.* (Professional Services)	93	5,881
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	357	142
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	184	3,327
Workiva, Inc.* (Software)	115	7,872
World Acceptance Corp.* (Consumer Finance)	8	1,321
World Kinect Corp. (Oil, Gas & Consumable Fuels)	126	3,572
Worthington Enterprises, Inc. (Household Durables)	72	4,582
Worthington Steel, Inc. (Metals & Mining)	75	2,237
WSFS Financial Corp. (Banks)	133	7,315
Xencor, Inc.* (Biotechnology)	161	1,265
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	232	2,916

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 99

Common Stocks, continued

	Shares	Value
Xenon Pharmaceuticals, Inc.* (Biotech & Pharma)	174	$5,446
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	343	1,602
Xerox Holdings Corp.(a) (Technology Hardware, Storage & Peripherals)	269	1,418
XOMA Royalty Corp.* (Biotechnology)	21	529
Xometry, Inc.*—Class A (Trading Companies & Distributors)	99	3,345
XPEL, Inc.* (Automobile Components)	55	1,975
Xperi, Inc.* (Software)	102	807
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	63	472
Yelp, Inc.* (Interactive Media & Services)	141	4,833
Yext, Inc.* (Software)	236	2,006
Y-mAbs Therapeutics, Inc.* (Biotechnology)	84	379
Zenas Biopharma, Inc.* (Biotechnology)	37	359
Zeta Global Holdings Corp.*—Class A (Software)	430	6,661
Zevia PBC* (Beverages)	72	232
Zevra Therapeutics, Inc.* (Pharmaceuticals)	124	1,092
Ziff Davis, Inc.* (Interactive Media & Services)	97	2,936
Zimvie, Inc.* (Health Care Equipment & Supplies)	63	589
ZipRecruiter, Inc.* (Interactive Media & Services)	150	752
Zspace, Inc.* (Software)	5	16
Zumiez, Inc.* (Specialty Retail)	36	477
Zurn Elkay Water Solutions Corp. (Building Products)	344	12,580
Zymeworks, Inc.* (Biotechnology)	112	1,406
TOTAL COMMON STOCKS (Cost $3,896,715)		5,810,922

Rights (0.0%)

Cartesian Therapeutics, Inc.*†CVR (Health Care)	445	—
Chinook Therapeutics*†CVR (Health Care)	222	—
TOTAL RIGHTS (Cost $—)		—

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*† (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (16.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $1,172,138	$1,172,000	$1,172,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,172,000)		1,172,000

Collateral for Securities Loaned(e) (1.0%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(f)	71,394	$71,394
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $71,394)		71,394
TOTAL INVESTMENT SECURITIES (Cost $5,140,109)—99.7%		7,054,316
Net other assets (liabilities)—0.3%		23,284
NET ASSETS—100.0%		$7,077,600

*  Non-income producing security.

†  These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2025, these securities represented 0.0% of the net assets of the Fund.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $68,590.

(b)  Number of shares is less than 0.50.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $103,000.

(e)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(f)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

100 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Russell 2000 Index Futures Contracts	4	9/22/25	$438,340	$2,915

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/28/25	4.88%	$519,835	$645
Russell 2000 Index	UBS AG	7/28/25	5.03%	297,980	366
				$817,815	$1,011

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 101

ProFund VP Small-Cap invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Advertising & Marketing	$1,075	NM
Aerospace & Defense	95,960	1.3%
Air Freight & Logistics	6,294	0.1%
Apparel & Textile Products	1,491	NM
Asset Management	3,632	0.1%
Automobile Components	67,585	1.0%
Automobiles	2,184	NM
Automotive	5,170	0.1%
Banking	13,031	0.2%
Banks	600,213	8.5%
Beverages	6,890	0.1%
Biotech & Pharma	24,014	0.3%
Biotechnology	396,233	5.6%
Broadline Retail	4,559	0.1%
Building Products	79,545	1.1%
Cable & Satellite	1,278	NM
Capital Markets	94,830	1.3%
Chemicals	99,362	1.4%
Commercial Services & Supplies	113,582	1.6%
Commercial Support Services	281	NM
Communications Equipment	43,988	0.6%
Construction & Engineering	125,983	1.8%
Construction Materials	14,090	0.2%
Consumer Finance	59,666	0.8%
Consumer Staples Distribution & Retail	29,882	0.4%
Containers & Packaging	14,856	0.2%
Distributors	2,625	NM
Diversified Consumer Services	76,901	1.1%
Diversified Telecommunication Services	22,938	0.3%
Electric Utilities	63,693	0.9%
Electrical Equipment	89,613	1.3%
Electronic Equipment, Instruments & Components	203,017	2.9%
Energy Equipment & Services	100,524	1.4%
Engineering & Construction	1,479	NM
Entertainment	30,526	0.4%
Entertainment Content	1,021	NM
Equity REIT—Diversified	38,475	0.5%
Financial Services	151,378	2.1%
Food Products	55,140	0.8%
Forestry, Paper & Wood Products	918	NM
Gas & Water Utilities	11,440	0.2%
Gas Utilities	51,213	0.7%
Ground Transportation	21,481	0.3%
Health Care Equipment & Supplies	164,864	2.3%
Health Care Facilities & Services	4,957	0.1%
Health Care Providers & Services	189,205	2.7%
Health Care REITs	55,847	0.8%
Health Care Technology	26,070	0.4%
Hotel & Resort REITs	38,047	0.5%
Hotels, Restaurants & Leisure	122,223	1.7%
Household Durables	105,303	1.5%
Household Products	19,164	0.3%
Independent Power/Renewable Electricity Producers	12,069	0.2%
Industrial Conglomerates	1,716	NM
Industrial Intermediate Prod	560	NM
Industrial REITs	24,229	0.3%
Institutional Financial Services	3,487	0.1%
Insurance	137,974	2.0%

	Value	% of Net Assets
Interactive Media & Services	$36,125	0.5%
Internet Media & Services	3,507	0.1%
IT Services	39,271	0.5%
Leisure Facilities & Services	5,425	0.1%
Leisure Products	25,219	0.4%
Life Sciences Tools & Services	19,681	0.3%
Machinery	218,160	3.1%
Marine Transportation	13,411	0.2%
Media	43,521	0.6%
Medical Equipment & Devices	8,567	0.1%
Metals & Mining	86,825	1.2%
Mortgage REITs	53,531	0.8%
Multi-Utilities	25,458	0.3%
Office REITs	39,952	0.6%
Oil & Gas Producers	3,462	0.1%
Oil & Gas Services & Equipment	2,072	NM
Oil, Gas & Consumable Fuels	169,913	2.4%
Paper & Forest Products	4,938	0.1%
Passenger Airlines	28,297	0.4%
Personal Care Products	14,778	0.2%
Pharmaceuticals	85,191	1.2%
Professional Services	115,699	1.6%
Real Estate Management & Development	35,686	0.5%
Real Estate Owners & Developers	514	NM
Real Estate Services	390	NM
REITS & Real Estate Management	2,355	NM
Renewable Energy	3,766	0.1%
Residential REITs	25,458	0.4%
Retail—Discretionary	860	NM
Retail REITs	72,780	1.1%
Semiconductors	698	NM
Semiconductors & Semiconductor Equipment	160,730	2.3%
Software	375,662	5.3%
Specialized REITs	24,434	0.3%
Specialty Finance	3,034	NM
Specialty Retail	131,937	1.9%
Steel	475	NM
Technology Hardware	2,954	NM
Technology Hardware, Storage & Peripherals	32,496	0.5%
Technology Services	3,832	0.1%
Telecommunications	3,280	NM
Textiles, Apparel & Luxury Goods	31,878	0.4%
Tobacco	6,269	0.1%
Trading Companies & Distributors	75,991	1.1%
Transportation & Logistics	4,522	0.1%
Transportation Infrastructure	479	NM
Water Utilities	22,230	0.3%
Wholesale—Discretionary	332	NM
Wireless Telecommunication Services	11,106	0.2%
Other**	1,266,678	17.9%
Total	$7,077,600	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

102 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks (99.7%)

	Shares		Value
A10 Networks, Inc.* (Software)	990		$19,157
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,959		42,256
Acadia Realty Trust (Retail REITs)	2,071		38,458
ACI Worldwide, Inc.* (Software)	2,405		110,414
Acushnet Holdings Corp. (Leisure Products)	340		24,759
Addus HomeCare Corp.* (Health Care Providers & Services)	258		29,719
Adeia, Inc. (Software)	919		12,995
ADMA Biologics, Inc.* (Biotechnology)	5,473		99,663
Adtalem Global Education, Inc.* (Diversified Consumer Services)	823		104,710
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	423		56,048
AeroVironment, Inc.* (Aerospace & Defense)	646		184,077
Agilysys, Inc.* (Software)	515		59,040
Alamo Group, Inc. (Machinery)	105		22,930
Alarm.com Holdings, Inc.* (Software)	685		38,750
Albany International Corp. (Machinery)	346		24,265
Alkermes PLC* (Biotechnology)	2,420		69,236
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	268		6,877
Alpha Metallurgical Resources, Inc. (Metals & Mining)	159		17,884
American Assets Trust, Inc. (Equity REIT— Diversified)	638		12,601
American States Water Co. (Water Utilities)	442		33,884
Ameris Bancorp (Banks)	711		46,002
AMERISAFE, Inc. (Insurance)	197		8,615
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	531		12,192
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	390		25,448
Apogee Enterprises, Inc. (Building Products)	494		20,056
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	951		23,661
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	2,486		29,012
Archrock, Inc. (Energy Equipment & Services)	4,054		100,661
Arcosa, Inc. (Construction & Engineering)	717		62,171
Arcus Biosciences, Inc.* (Biotechnology)	1,554		12,650
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,350		22,896
Armada Hoffler Properties, Inc. (Equity REIT— Diversified)	1,175		8,072
ARMOUR Residential REIT, Inc. (Mortgage REITs)	—	(a)	7
Armstrong World Industries, Inc. (Building Products)	995		161,629
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,123		17,743
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	775		34,356
Artivion, Inc.* (Health Care Equipment & Supplies)	881		27,399
Assured Guaranty, Ltd. (Insurance)	519		45,205
Atlas Energy Solutions, Inc.(b) (Energy Equipment & Services)	1,672		22,355
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	435		30,315
Axos Financial, Inc.* (Banks)	1,228		93,378
Azenta, Inc. (Life Sciences Tools & Services)	514		15,821

Common Stocks, continued

	Shares	Value
AZZ, Inc. (Building Products)	686	$64,813
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	676	165,586
Balchem Corp. (Chemicals)	748	119,083
BancFirst Corp. (Banks)	458	56,618
Bank of Hawaii Corp. (Banks)	419	28,295
BankUnited, Inc. (Banks)	793	28,223
Banner Corp. (Banks)	405	25,981
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	463	17,978
BGC Group, Inc.—Class A (Capital Markets)	4,775	48,848
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	850	18,309
BlackLine, Inc.* (Software)	1,186	67,151
Boot Barn Holdings, Inc.* (Specialty Retail)	702	106,704
Box, Inc.*—Class A (Software)	3,321	113,479
Brady Corp.—Class A (Commercial Services & Supplies)	643	43,705
Brighsphere Investment Group, Inc. (Capital Markets)	615	21,673
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,019	183,757
Cactus, Inc.—Class A (Energy Equipment & Services)	1,570	68,640
Calix, Inc.* (Communications Equipment)	529	28,137
Cal-Maine Foods, Inc. (Food Products)	989	98,535
CareTrust REIT, Inc. (Health Care REITs)	2,153	65,882
Cargurus, Inc.* (Interactive Media & Services)	1,940	64,931
Cars.com, Inc.* (Interactive Media & Services)	583	6,909
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,628	57,028
Cathay General Bancorp (Banks)	803	36,561
Cavco Industries, Inc.* (Household Durables)	184	79,935
Centerspace (Residential REITs)	215	12,941
Central Pacific Financial Corp. (Banks)	383	10,735
Century Aluminum Co.* (Metals & Mining)	1,197	21,570
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	262	5,759
Champion Homes, Inc.* (Household Durables)	1,208	75,633
Chesapeake Utilities Corp. (Gas Utilities)	305	36,667
Cinemark Holdings, Inc. (Entertainment)	2,314	69,837
City Holding Co. (Banks)	332	40,643
Cleanspark, Inc.* (Software)	6,377	70,338
Clear Secure, Inc.—Class A (Software)	2,115	58,712
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	973	46,908
Cohen & Steers, Inc. (Capital Markets)	620	46,717
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	737	21,793
Community Financial System, Inc. (Banks)	775	44,074
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,062	29,386
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	1,023	21,043
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,165	158,910
Core Laboratories, Inc. (Energy Equipment & Services)	515	5,933
Core Natural Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,147	79,992
CoreCivic, Inc. (Commercial Services & Supplies)	1,325	27,918
CorVel Corp.* (Health Care Providers & Services)	625	64,238

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 103

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc. (Professional Services)	323	$21,095
CSW Industrials, Inc. (Building Products)	385	110,430
CTS Corp. (Electronic Equipment, Instruments & Components)	411	17,513
Curbline Properties Corp.* (Retail REITs)	2,171	49,564
CVB Financial Corp. (Banks)	1,217	24,084
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	633	19,041
DiamondRock Hospitality Co. (Hotel & Resort REITs)	4,730	36,232
Digi International, Inc.* (Communications Equipment)	501	17,465
DigitalOcean Holdings, Inc.* (IT Services)	1,440	41,127
DNOW, Inc.* (Trading Companies & Distributors)	1,379	20,451
Donnelley Financial Solutions, Inc.* (Capital Markets)	245	15,104
Dorman Products, Inc.* (Automobile Components)	623	76,424
DoubleVerify Holdings, Inc.* (Software)	1,731	25,913
Douglas Emmett, Inc. (Office REITs)	2,226	33,479
Dream Finders Homes, Inc.*—Class A (Household Durables)	657	16,510
DXP Enterprises, Inc.* (Trading Companies & Distributors)	292	25,594
Dycom Industries, Inc.* (Construction & Engineering)	660	161,297
Dynavax Technologies Corp.* (Biotechnology)	1,049	10,406
Element Solutions, Inc. (Chemicals)	2,353	53,295
Elme Communities (Residential REITs)	1,191	18,937
Employers Holdings, Inc. (Insurance)	287	13,541
Enact Holdings, Inc.* (Financial Services)	150	5,573
Energizer Holdings, Inc. (Household Products)	632	12,741
Enerpac Tool Group Corp. (Machinery)	1,240	50,294
Enova International, Inc.* (Consumer Finance)	582	64,904
Enpro, Inc. (Machinery)	299	57,273
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	284	20,476
ESCO Technologies, Inc. (Machinery)	593	113,779
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	4,529	144,520
Etsy, Inc.* (Broadline Retail)	1,171	58,737
EVERTEC, Inc. (Financial Services)	948	34,175
Everus Contruction Group, Inc.* (Construction & Engineering)	562	35,704
Extreme Networks, Inc.* (Communications Equipment)	1,465	26,297
FB Financial Corp. (Banks)	356	16,127
Federal Signal Corp. (Machinery)	1,398	148,775
First Bancorp (Banks)	2,244	46,743
First Commonwealth Financial Corp. (Banks)	1,126	18,275
First Financial Bancorp (Banks)	1,031	25,012
First Hawaiian, Inc. (Banks)	1,238	30,900
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	795	27,356
Forward Air Corp. (Air Freight & Logistics)	187	4,589
Four Corners Property Trust, Inc. (Specialized REITs)	1,244	33,476
Franklin Electric Co., Inc. (Machinery)	549	49,267
Freshpet, Inc.* (Retail—Discretionary)	1,118	75,979

Common Stocks, continued

	Shares	Value
Frontdoor, Inc.* (Diversified Consumer Services)	1,687	$99,432
Fulton Financial Corp. (Banks)	1,959	35,340
Gates Industrial Corp. PLC* (Machinery)	3,471	79,937
Getty Realty Corp. (Retail REITs)	502	13,875
Glaukos Corp.* (Health Care Equipment & Supplies)	1,310	135,309
GMS, Inc.* (Trading Companies & Distributors)	564	61,334
Gogo, Inc.* (Wireless Telecommunication Services)	630	9,248
Goosehead Insurance, Inc.—Class A (Insurance)	575	60,668
Granite Construction, Inc. (Construction & Engineering)	1,003	93,791
Green Brick Partners, Inc.* (Household Durables)	695	43,702
Grid Dynamics Holdings, Inc.* (IT Services)	946	10,926
Griffon Corp. (Building Products)	895	64,771
Group 1 Automotive, Inc. (Specialty Retail)	142	62,013
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	1,496	40,183
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	4,297	19,680
Harmonic, Inc.* (Communications Equipment)	1,321	12,510
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	882	27,871
Hawkins, Inc. (Chemicals)	434	61,672
HCI Group, Inc. (Insurance)	214	32,571
HealthStream, Inc. (Health Care Technology)	320	8,854
Heidrick & Struggles International, Inc. (Professional Services)	256	11,715
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,861	11,613
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,321	20,026
Highwoods Properties, Inc. (Office REITs)	1,508	46,884
HNI Corp. (Commercial Services & Supplies)	555	27,295
ICU Medical, Inc.* (Health Care Equipment & Supplies)	565	74,665
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	539	59,867
Ingevity Corp.* (Chemicals)	427	18,399
Innospec, Inc. (Chemicals)	286	24,050
Innovative Industrial Properties, Inc. (Industrial REITs)	437	24,131
Innoviva, Inc.* (Pharmaceuticals)	696	13,983
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	677	87,854
Installed Building Products, Inc. (Household Durables)	523	94,307
Integer Holdings Corp.* (Health Care Equipment & Supplies)	800	98,376
Inter Parfums, Inc. (Personal Care Products)	413	54,231
InterDigital, Inc. (Software)	595	133,417
Interface, Inc. (Commercial Services & Supplies)	1,343	28,109
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	528	19,261
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,045	137,553
J & J Snack Foods Corp. (Food Products)	196	22,228
John Bean Technologies Corp. (Machinery)	446	53,636
John Wiley & Sons, Inc.—Class A (Media)	552	24,635

See accompanying notes to financial statements.

104 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Kadant, Inc. (Machinery)	270	$85,712
KAR Auction Services, Inc.* (Commercial Services & Supplies)	2,462	60,196
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,008	6,854
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,146	75,602
Korn Ferry (Professional Services)	735	53,898
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	2,211	102,701
Krystal Biotech, Inc.* (Biotechnology)	584	80,277
Lakeland Financial Corp. (Banks)	317	19,480
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	472	39,200
Liberty Energy, Inc. (Energy Equipment & Services)	2,042	23,442
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	243	27,624
Lindsay Corp. (Machinery)	112	16,156
Liquidity Services, Inc.* (Commercial Services & Supplies)	522	12,314
LiveRamp Holdings, Inc.* (Software)	784	25,903
LTC Properties, Inc. (Health Care REITs)	494	17,097
Lumen Technologies, Inc. (Diversified Telecommunication Services)	11,996	52,543
M/I Homes, Inc.* (Household Durables)	326	36,551
Mack-Cali Realty Corp. (Residential REITs)	798	11,882
Madison Square Garden Sports Corp.* (Entertainment)	385	80,446
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	2,742	61,640
MARA Holdings, Inc.*(b) (Software)	8,069	126,522
Matson, Inc. (Marine Transportation)	479	53,337
Mercury General Corp. (Insurance)	610	41,077
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,355	126,665
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	84	7,914
MGE Energy, Inc. (Electric Utilities)	520	45,988
Middlesex Water Co. (Water Utilities)	206	11,161
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,014	6,094
Moelis & Co.—Class A (Capital Markets)	867	54,031
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	292	25,240
Moog, Inc.—Class A (Aerospace & Defense)	649	117,450
MP Materials Corp.*(b) (Metals & Mining)	1,220	40,589
Mueller Water Products, Inc.—Class A, Series A (Machinery)	3,592	86,352
MYR Group, Inc.* (Construction & Engineering)	203	36,834
N-able, Inc.* (Software)	724	5,864
National Bank Holdings Corp.—Class A (Banks)	392	14,743
National Beverage Corp. (Beverages)	279	12,064
National HealthCare Corp. (Health Care Providers & Services)	182	19,476
NBT Bancorp, Inc. (Banks)	527	21,897
NCR Atleos Corp.* (Financial Services)	741	21,141
NeoGenomics, Inc.* (Health Care Providers & Services)	1,327	9,700
NexPoint Residential Trust, Inc. (Residential REITs)	504	16,793

Common Stocks, continued

	Shares	Value
NMI Holdings, Inc.*—Class A (Financial Services)	1,792	$75,603
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	2,252	63,844
Oceaneering International, Inc.* (Energy Equipment & Services)	2,306	47,780
OFG Bancorp (Banks)	607	25,980
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	358	80,500
Otter Tail Corp. (Electric Utilities)	433	33,380
Outfront Media, Inc. (Specialized REITs)	3,179	51,881
Palomar Holdings, Inc.* (Insurance)	614	94,710
Park National Corp. (Banks)	221	36,964
Pathward Financial, Inc. (Banks)	541	42,804
Patrick Industries, Inc. (Automobile Components)	368	33,955
Payoneer Global, Inc.* (Financial Services)	5,970	40,895
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	717	15,329
Pebblebrook Hotel Trust (Hotel & Resort REITs)	1,360	13,586
Perdoceo Education Corp. (Diversified Consumer Services)	748	24,452
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	466	11,902
Phillips Edison & Co., Inc. (Retail REITs)	1,265	44,313
Phinia, Inc. (Automobile Components)	466	20,732
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	612	11,524
Piper Sandler Cos. (Capital Markets)	377	104,783
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,699	18,536
PJT Partners, Inc.—Class A (Capital Markets)	561	92,571
Plexus Corp.* (Electronic Equipment, Instruments & Components)	423	57,236
Powell Industries, Inc. (Electrical Equipment)	216	45,457
Preferred Bank (Banks)	265	22,934
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	680	54,298
Privia Health Group, Inc.* (Health Care Providers & Services)	1,658	38,134
PROG Holdings, Inc. (Consumer Finance)	925	27,149
Progress Software Corp. (Software)	986	62,946
Progyny, Inc.* (Health Care Providers & Services)	855	18,810
Protagonist Therapeutics, Inc.* (Biotechnology)	1,421	78,539
QuinStreet, Inc.* (Interactive Media & Services)	1,305	21,011
Radian Group, Inc. (Financial Services)	1,386	49,924
RadNet, Inc.* (Health Care Providers & Services)	1,514	86,162
RPC, Inc. (Energy Equipment & Services)	1,007	4,763
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	870	44,814
RXO, Inc.* (Ground Transportation)	1,536	24,146
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	1,376	135,770
S&T Bancorp, Inc. (Banks)	465	17,586
Sabre Corp.* (Hotels, Restaurants & Leisure)	8,891	28,096
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	589	57,622
Saul Centers, Inc. (Retail REITs)	147	5,019

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 105

Common Stocks, continued

	Shares	Value
Schrodinger, Inc.* (Health Care Technology)	678	$13,642
Sealed Air Corp. (Containers & Packaging)	1,315	40,804
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,987	89,693
Sensient Technologies Corp. (Chemicals)	516	50,836
ServisFirst Bancshares, Inc. (Banks)	1,152	89,292
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	922	129,633
Simulations Plus, Inc. (Health Care Technology)	205	3,577
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	478	101,852
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	2,155	65,577
SkyWest, Inc.* (Passenger Airlines)	928	95,556
SL Green Realty Corp. (Office REITs)	1,140	70,566
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,311	32,395
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	405	8,262
Sprinklr, Inc.*—Class A (Software)	999	8,452
SPS Commerce, Inc.* (Software)	870	118,398
SPX Technologies, Inc.* (Machinery)	1,071	179,585
STAAR Surgical Co.* (Health Care Equipment & Supplies)	647	10,857
Standex International Corp. (Machinery)	180	28,166
StepStone Group, Inc.—Class A (Capital Markets)	862	47,841
Sterling Infrastructure, Inc.* (Construction & Engineering)	698	161,050
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,098	26,330
StoneX Group, Inc.* (Capital Markets)	529	48,213
Stride, Inc.* (Diversified Consumer Services)	984	142,867
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,227	6,245
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	4,559	39,572
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	654	20,614
Sylvamo Corp. (Paper & Forest Products)	784	39,278
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	1,526	28,445
Tanger, Inc. (Retail REITs)	1,738	53,148
TechTarget, Inc.* (Media)	279	2,168
Teradata Corp.* (Software)	767	17,112
Terreno Realty Corp. (Industrial REITs)	1,161	65,097
TG Therapeutics, Inc.* (Biotechnology)	3,110	111,928
The Bancorp, Inc.* (Banks)	1,071	61,015
The Buckle, Inc. (Specialty Retail)	348	15,782
The Cheesecake Factory, Inc.(b) (Hotels, Restaurants & Leisure)	690	43,235
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	811	51,750
The GEO Group, Inc. (Commercial Services & Supplies)	3,177	76,089
The Greenbrier Cos., Inc. (Machinery)	719	33,110
The Macerich Co. (Retail REITs)	3,823	61,857
The Simply Good Foods Co.* (Food Products)	969	30,611
The St. Joe Co. (Real Estate Management & Development)	867	41,356
Common Stocks, continued

	Shares	Value
Thryv Holdings, Inc.* (Media)	348	$4,232
Tidewater, Inc.* (Energy Equipment & Services)	1,043	48,114
Tompkins Financial Corp. (Banks)	115	7,214
Tootsie Roll Industries, Inc. (Food Products)	218	7,292
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	775	103,858
Tri Pointe Homes, Inc.* (Household Durables)	1,060	33,867
Trinity Industries, Inc. (Machinery)	1,871	50,536
TripAdvisor, Inc.* (Interactive Media & Services)	1,814	23,673
Triumph Financial, Inc.* (Banks)	311	17,139
Triumph Group, Inc. (Aerospace & Defense)	1,065	27,424
Trupanion, Inc.* (Insurance)	775	42,896
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,212	49,474
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	171	13,372
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	168	41,019
UniFirst Corp. (Commercial Services & Supplies)	155	29,174
Uniti Group, Inc. (Specialized REITs)	2,644	11,422
Unitil Corp. (Multi-Utilities)	145	7,562
Universal Health Realty Income Trust (Health Care REITs)	146	5,836
Urban Edge Properties (Retail REITs)	1,729	32,263
Urban Outfitters, Inc.* (Specialty Retail)	584	42,363
Vericel Corp.* (Biotechnology)	1,154	49,103
Verra Mobility Corp.*—Class A (Professional Services)	3,655	92,800
Viad Corp. (Commercial Services & Supplies)	492	14,184
Viavi Solutions, Inc.* (Communications Equipment)	2,201	22,164
Vicor Corp.* (Electrical Equipment)	297	13,472
Virtu Financial, Inc.—Class A (Capital Markets)	1,852	82,951
Virtus Investment Partners, Inc. (Capital Markets)	58	10,521
Warrior Met Coal, Inc. (Metals & Mining)	1,205	55,226
WD-40 Co. (Household Products)	190	43,337
Westamerica Bancorp (Banks)	330	15,985
Whitestone REIT (Retail REITs)	513	6,402
WillScot Mobile Mini Holdings Corp. (Biotech & Pharma)	2,593	71,048
WisdomTree, Inc. (Capital Markets)	2,656	30,571
WK Kellogg Co. (Food Products)	943	15,031
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,263	22,835
WSFS Financial Corp. (Banks)	599	32,945
Xencor, Inc.* (Biotechnology)	685	5,384
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,263	28,446
XPEL, Inc.* (Automobile Components)	520	18,668
Yelp, Inc.* (Interactive Media & Services)	805	27,587
Zurn Elkay Water Solutions Corp. (Building Products)	3,241	118,523
TOTAL COMMON STOCKS (Cost $11,919,076)		15,756,930

See accompanying notes to financial statements.

106 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Repurchase Agreements(c) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $31,004	$31,000	$31,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,000)		31,000

Collateral for Securities Loaned(d) (1.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(e)	217,229	$217,229
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $217,229)		217,229
TOTAL INVESTMENT SECURITIES (Cost $12,167,305)—101.3%		16,005,159
Net other assets (liabilities)—(1.3)%		(204,277)
NET ASSETS—100.0%		$15,800,882

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $215,894.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 107

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Aerospace & Defense	$431,652	2.7%
Air Freight & Logistics	4,589	NM
Automobile Components	149,779	0.9%
Banks	1,032,969	6.5%
Beverages	12,064	0.1%
Biotech & Pharma	71,048	0.4%
Biotechnology	634,213	4.0%
Broadline Retail	58,738	0.4%
Building Products	540,221	3.4%
Capital Markets	638,180	4.0%
Chemicals	327,334	2.1%
Commercial Services & Supplies	337,520	2.1%
Communications Equipment	106,573	0.7%
Construction & Engineering	550,847	3.5%
Consumer Finance	92,053	0.6%
Consumer Staples Distribution & Retail	51,750	0.3%
Containers & Packaging	40,805	0.3%
Diversified Consumer Services	377,555	2.4%
Diversified Telecommunication Services	99,451	0.6%
Electric Utilities	79,369	0.5%
Electrical Equipment	58,929	0.4%
Electronic Equipment, Instruments & Components	682,882	4.3%
Energy Equipment & Services	353,327	2.3%
Entertainment	150,282	0.9%
Equity REIT—Diversified	165,193	1.0%
Financial Services	267,494	1.7%
Food Products	173,697	1.1%
Gas Utilities	36,667	0.2%
Ground Transportation	24,146	0.2%
Health Care Equipment & Supplies	773,647	4.9%
Health Care Providers & Services	324,315	2.0%
Health Care REITs	88,815	0.6%
Health Care Technology	26,073	0.2%
Hotel & Resort REITs	288,863	1.8%
Hotels, Restaurants & Leisure	494,578	3.1%
Household Durables	380,506	2.4%
Household Products	56,078	0.4%
Industrial REITs	89,229	0.6%
Insurance	339,283	2.2%

	Value	% of Net Assets
Interactive Media & Services	$144,111	0.9%
IT Services	52,053	0.3%
Leisure Products	24,759	0.2%
Life Sciences Tools & Services	42,044	0.3%
Machinery	1,079,774	6.8%
Marine Transportation	53,336	0.4%
Media	31,035	0.2%
Metals & Mining	135,269	0.8%
Mortgage REITs	6	NM
Multi-Utilities	7,561	0.1%
Office REITs	150,929	1.0%
Oil, Gas & Consumable Fuels	286,518	1.8%
Paper & Forest Products	39,278	0.2%
Passenger Airlines	95,556	0.6%
Personal Care Products	54,231	0.3%
Pharmaceuticals	374,635	2.4%
Professional Services	179,508	1.1%
Real Estate Management & Development	48,210	0.3%
Residential REITs	60,553	0.4%
Retail—Discretionary	75,979	0.5%
Retail REITs	304,899	1.9%
Semiconductors & Semiconductor Equipment	356,834	2.3%
Software	1,074,563	6.8%
Specialized REITs	96,779	0.6%
Specialty Retail	226,862	1.4%
Textiles, Apparel & Luxury Goods	144,447	0.9%
Trading Companies & Distributors	152,193	1.0%
Water Utilities	45,045	0.3%
Wireless Telecommunication Services	9,249	0.1%
Other**	43,952	0.3%
Total	$15,800,882	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

108 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks (100.6%)

	Shares	Value
A10 Networks, Inc.* (Software)	630	$12,191
AAR Corp. (Aerospace & Defense)	775	53,312
ABM Industries, Inc. (Commercial Services & Supplies)	1,359	64,157
Academy Sports & Outdoors, Inc. (Specialty Retail)	1,453	65,109
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	839	18,097
Acadia Realty Trust (Retail REITs)	887	16,472
Acushnet Holdings Corp. (Leisure Products)	254	18,496
AdaptHealth Corp.* (Health Care Providers & Services)	2,306	21,746
Addus HomeCare Corp.* (Health Care Providers & Services)	150	17,279
Adeia, Inc. (Software)	1,493	21,111
Adient PLC (Automobile Components)	1,835	35,709
Advance Auto Parts, Inc. (Specialty Retail)	1,307	60,762
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	419	55,518
AdvanSix, Inc. (Chemicals)	586	13,918
Air Lease Corp. (Trading Companies & Distributors)	2,270	132,772
Alamo Group, Inc. (Machinery)	128	27,953
Alarm.com Holdings, Inc.* (Software)	434	24,551
Albany International Corp. (Machinery)	330	23,143
Alexander & Baldwin, Inc. (Equity REIT— Diversified)	1,588	28,314
Alkermes PLC* (Biotechnology)	1,296	37,078
Allegiant Travel Co. (Passenger Airlines)	316	17,364
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	277	7,108
Alpha Metallurgical Resources, Inc. (Metals & Mining)	89	10,011
Amentum Holdings, Inc.* (Technology Services)	3,295	77,795
American Assets Trust, Inc. (Equity REIT— Diversified)	422	8,335
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	2,586	10,551
American Eagle Outfitters, Inc. (Specialty Retail)	3,444	33,131
American States Water Co. (Water Utilities)	420	32,197
American Woodmark Corp.* (Building Products)	324	17,292
Ameris Bancorp (Banks)	733	47,425
AMERISAFE, Inc. (Insurance)	229	10,014
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	836	17,280
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	297	6,819
Angi, Inc.* (Interactive Media & Services)	923	14,085
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	2,792	27,027
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	2,466	28,778
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	4,198	44,919
ArcBest Corp. (Ground Transportation)	500	38,505
Arcosa, Inc. (Construction & Engineering)	384	33,297
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	972	16,485
Armada Hoffler Properties, Inc. (Equity REIT— Diversified)	632	4,342

Common Stocks, continued

	Shares	Value
ARMOUR Residential REIT, Inc.(a) (Mortgage REITs)	1,786	$30,023
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,675	26,465
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	800	35,464
Asbury Automotive Group, Inc.* (Specialty Retail)	429	102,335
Assured Guaranty, Ltd. (Insurance)	514	44,769
Astec Industries, Inc. (Machinery)	499	20,803
Atlantic Union Bankshares Corp. (Banks)	3,112	97,344
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,011	12,375
Avista Corp. (Multi-Utilities)	1,760	66,792
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	288	20,071
Azenta, Inc. (Life Sciences Tools & Services)	510	15,698
B&G Foods, Inc.(a) (Food Products)	1,744	7,377
Banc of California, Inc. (Banks)	2,796	39,284
Bank of Hawaii Corp. (Banks)	468	31,604
BankUnited, Inc. (Banks)	887	31,568
Banner Corp. (Banks)	370	23,736
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	347	13,474
Berkshire Hills Bancorp, Inc. (Banks)	996	24,940
BGC Group, Inc.—Class A (Capital Markets)	3,723	38,086
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	483	21,542
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	3,696	71,148
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,655	14,250
Boise Cascade Co. (Trading Companies & Distributors)	822	71,366
BorgWarner, Inc. (Automobile Components)	4,800	160,703
Brady Corp.—Class A (Commercial Services & Supplies)	344	23,382
Brandywine Realty Trust (Office REITs)	3,778	16,208
Bread Financial Holdings, Inc. (Consumer Finance)	1,016	58,033
Bristow Group, Inc.* (Energy Equipment & Services)	540	17,804
Brookline Bancorp, Inc. (Banks)	1,946	20,530
Cable One, Inc. (Media)	101	13,717
Caleres, Inc. (Specialty Retail)	745	9,104
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,519	69,373
California Water Service Group (Water Utilities)	1,301	59,168
Calix, Inc.* (Communications Equipment)	756	40,211
Capitol Federal Financial, Inc. (Banks)	2,669	16,281
CareTrust REIT, Inc. (Health Care REITs)	2,135	65,331
Cars.com, Inc.* (Interactive Media & Services)	708	8,390
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	796	23,983
Cathay General Bancorp (Banks)	765	34,830
Celanese Corp. (Chemicals)	2,389	132,182
Centerspace (Residential REITs)	160	9,630
Central Garden & Pet Co.* (Household Products)	184	6,473
Central Garden & Pet Co.*—Class A (Household Products)	1,079	33,763
Central Pacific Financial Corp. (Banks)	224	6,279

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 109

Common Stocks, continued

	Shares	Value
Century Communities, Inc. (Household Durables)	587	$33,060
Certara, Inc.* (Health Care Technology)	2,410	28,197
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	272	5,979
Chesapeake Utilities Corp. (Gas Utilities)	219	26,328
Clearway Energy, Inc.—Class A (Independent Power/Renewable Electricity Producers)	756	22,877
Clearway Energy, Inc.—Class C (Independent Power/Renewable Electricity Producers)	1,818	58,176
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	1,015	19,529
Community Financial System, Inc. (Banks)	415	23,601
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	971	26,868
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	1,404	28,880
CONMED Corp. (Health Care Equipment & Supplies)	676	35,206
Core Laboratories, Inc. (Energy Equipment & Services)	532	6,129
CoreCivic, Inc. (Commercial Services & Supplies)	1,121	23,619
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	995	9,383
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	486	29,685
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	4,015	34,529
CSG Systems International, Inc. (Professional Services)	296	19,332
CTS Corp. (Electronic Equipment, Instruments & Components)	261	11,121
Cushman & Wakefield PLC* (Real Estate Management & Development)	5,052	55,926
Customers Bancorp, Inc.* (Banks)	642	37,711
CVB Financial Corp. (Banks)	1,669	33,030
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	746	20,030
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	2,242	7,623
Dana, Inc. (Automobile Components)	2,833	48,586
Deluxe Corp. (Commercial Services & Supplies)	978	15,560
Digi International, Inc.* (Communications Equipment)	332	11,574
Dime Community Bancshares, Inc. (Banks)	862	23,222
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,013	53,577
DNOW, Inc.* (Trading Companies & Distributors)	992	14,711
Donnelley Financial Solutions, Inc.* (Capital Markets)	322	19,851
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	795	19,382
DoubleVerify Holdings, Inc.* (Software)	1,296	19,401
Douglas Emmett, Inc. (Office REITs)	1,537	23,116
DXC Technology Co.* (IT Services)	3,960	60,548
Dynavax Technologies Corp.* (Biotechnology)	1,439	14,275
Eagle Bancorp, Inc. (Banks)	664	12,935
Easterly Government Properties, Inc. (Office REITs)	922	20,468
Edgewell Personal Care Co. (Personal Care Products)	1,027	24,042
Element Solutions, Inc. (Chemicals)	2,631	59,592

Common Stocks, continued

	Shares	Value
Ellington Financial, Inc. (Mortgage REITs)	2,065	$26,824
Elme Communities (Residential REITs)	789	12,545
Embecta Corp. (Health Care Equipment & Supplies)	1,277	12,374
Employers Holdings, Inc. (Insurance)	252	11,889
Enact Holdings, Inc.* (Financial Services)	479	17,795
Encore Capital Group, Inc.* (Consumer Finance)	510	19,742
Energizer Holdings, Inc. (Household Products)	832	16,773
Enovis Corp.* (Health Care Equipment & Supplies)	1,247	39,106
Enpro, Inc. (Machinery)	174	33,330
Enviri Corp. (Commercial Services & Supplies)	1,759	15,268
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	305	21,991
Ethan Allen Interiors, Inc. (Household Durables)	494	13,758
Etsy, Inc.* (Broadline Retail)	1,162	58,286
EVERTEC, Inc. (Financial Services)	486	17,520
Everus Contruction Group, Inc.* (Construction & Engineering)	579	36,784
eXp World Holdings, Inc. (Real Estate Management & Development)	1,877	17,081
Extreme Networks, Inc.* (Communications Equipment)	1,513	27,158
EZCORP, Inc.*—Class A (Consumer Finance)	1,137	15,782
FB Financial Corp. (Banks)	414	18,754
First Bancorp (Banks)	905	39,901
First Bancorp (Banks)	1,367	28,475
First Commonwealth Financial Corp. (Banks)	1,211	19,655
First Financial Bancorp (Banks)	1,108	26,880
First Hawaiian, Inc. (Banks)	1,565	39,062
FMC Corp. (Chemicals)	2,728	113,894
Foot Locker, Inc. (Specialty Retail)	1,816	44,492
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	926	31,864
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	1,978	9,771
Forward Air Corp. (Air Freight & Logistics)	280	6,871
Four Corners Property Trust, Inc. (Specialized REITs)	1,009	27,152
Fox Factory Holding Corp.* (Automobile Components)	911	23,631
Franklin BSP Reality Trust, Inc. (Mortgage REITs)	1,796	19,199
Franklin Electric Co., Inc. (Machinery)	334	29,973
Fresh Del Monte Produce, Inc. (Food Products)	732	23,731
Fulton Financial Corp. (Banks)	2,104	37,956
Gates Industrial Corp. PLC* (Machinery)	1,704	39,243
Gentherm, Inc.* (Automobile Components)	675	19,096
Genworth Financial, Inc.*—Class A (Insurance)	9,054	70,440
Getty Realty Corp. (Retail REITs)	635	17,551
Gibraltar Industries, Inc.* (Building Products)	644	37,996
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	832	18,637
Global Net Lease, Inc. (Equity REIT— Diversified)	4,188	31,619
GMS, Inc.* (Trading Companies & Distributors)	302	32,843
Gogo, Inc.* (Wireless Telecommunication Services)	706	10,364
Golden Entertainment, Inc. ARS (Hotels, Restaurants & Leisure)	433	12,743
Grid Dynamics Holdings, Inc.* (IT Services)	465	5,371

See accompanying notes to financial statements.

110 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	2,141	$26,591
Group 1 Automotive, Inc. (Specialty Retail)	141	61,576
Guess?, Inc. (Specialty Retail)	602	7,278
H.B. Fuller Co. (Chemicals)	1,184	71,218
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	1,215	32,635
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	3,632	16,635
Hanmi Financial Corp. (Banks)	655	16,165
Harmonic, Inc.* (Communications Equipment)	1,211	11,468
Hayward Holdings, Inc.* (Building Products)	3,118	43,028
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,593	23,943
HealthStream, Inc. (Health Care Technology)	221	6,115
Heartland Express, Inc. (Ground Transportation)	944	8,156
Heidrick & Struggles International, Inc. (Professional Services)	207	9,472
Helen of Troy, Ltd.* (Household Durables)	501	14,218
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,339	8,355
Helmerich & Payne, Inc. (Energy Equipment & Services)	912	13,826
Heritage Financial Corp. (Banks)	745	17,761
Hertz Global Holdings, Inc.* (Ground Transportation)	2,703	18,461
Highwoods Properties, Inc. (Office REITs)	919	28,572
Hillenbrand, Inc. (Machinery)	1,538	30,868
Hilltop Holdings, Inc.* (Banks)	995	30,198
HNI Corp. (Commercial Services & Supplies)	488	24,000
Hope Bancorp, Inc. (Banks)	2,769	29,711
Horace Mann Educators Corp. (Insurance)	891	38,286
Hub Group, Inc.—Class A (Air Freight & Logistics)	1,325	44,295
IAC Inc.* (Interactive Media & Services)	1,424	53,171
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	745	14,632
Independent Bank Corp. (Banks)	931	58,546
Ingevity Corp.* (Chemicals)	391	16,848
Innospec, Inc. (Chemicals)	273	22,957
Innovative Industrial Properties, Inc. (Industrial REITs)	195	10,768
Innovex International, Inc.* (Energy Equipment & Services)	844	13,183
Innoviva, Inc.* (Pharmaceuticals)	543	10,909
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	600	82,850
Insteel Industries, Inc. (Building Products)	424	15,777
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,460	17,914
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	380	13,862
J & J Snack Foods Corp. (Food Products)	153	17,352
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	413	7,211
Jackson Financial, Inc.—Class A (Financial Services)	1,560	138,512
JBG SMITH Properties (Office REITs)	1,595	27,594
JetBlue Airways Corp.* (Passenger Airlines)	6,657	28,159
John B. Sanfilippo & Son, Inc. (Food Products)	200	12,648
John Bean Technologies Corp. (Machinery)	586	70,471

Common Stocks, continued

	Shares	Value
John Wiley & Sons, Inc.—Class A (Media)	366	$16,334
Kaiser Aluminum Corp. (Metals & Mining)	350	27,965
Kennametal, Inc. (Machinery)	1,665	38,228
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,638	11,138
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	1,245	10,919
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,900	33,478
Kohl's Corp.(a) (Broadline Retail)	2,432	20,623
Koppers Holdings, Inc. (Chemicals)	437	14,050
Korn Ferry (Professional Services)	428	31,385
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,526	70,883
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,153	39,894
Lakeland Financial Corp. (Banks)	257	15,793
La-Z-Boy, Inc. (Household Durables)	902	33,527
LCI Industries (Automobile Components)	551	50,246
Leggett & Platt, Inc. (Household Durables)	2,953	26,341
Lexington Realty Trust (Industrial REITs)	6,461	53,368
LGI Homes, Inc.* (Household Durables)	450	23,184
Liberty Energy, Inc. (Energy Equipment & Services)	1,592	18,276
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	189	21,486
Lincoln National Corp. (Insurance)	3,729	129,024
Lindsay Corp. (Machinery)	131	18,897
LiveRamp Holdings, Inc.* (Software)	689	22,765
LTC Properties, Inc. (Health Care REITs)	532	18,413
Lumen Technologies, Inc. (Diversified Telecommunication Services)	10,981	48,097
M/I Homes, Inc.* (Household Durables)	275	30,833
Mack-Cali Realty Corp. (Residential REITs)	1,010	15,039
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	1,470	33,046
Marcus & Millichap, Inc. (Real Estate Management & Development)	528	16,215
MarineMax, Inc.* (Specialty Retail)	412	10,358
Marten Transport, Ltd. (Ground Transportation)	1,264	16,419
Masterbrand, Inc.* (Building Products)	2,768	30,254
Materion Corp. (Metals & Mining)	454	36,034
Matson, Inc. (Marine Transportation)	257	28,617
Matthews International Corp.—Class A (Commercial Services & Supplies)	678	16,211
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	1,717	24,399
MDU Resources Group, Inc. (Construction & Engineering)	4,463	74,398
Medical Properties Trust, Inc.(a) (Health Care REITs)	13,124	56,564
Mednax, Inc.* (Health Care Providers & Services)	1,839	26,390
Mercury Systems, Inc.* (Aerospace & Defense)	1,109	59,731
Meritage Homes Corp. (Household Durables)	1,569	105,076
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	39	3,675
MGE Energy, Inc. (Electric Utilities)	303	26,797
MGP Ingredients, Inc. (Beverages)	297	8,901
Middlesex Water Co. (Water Utilities)	195	10,565

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 111

Common Stocks, continued

	Shares	Value
MillerKnoll, Inc. (Commercial Services & Supplies)	1,480	$28,742
Millrose Properties Inc* (Specialized REITs)	2,626	74,867
Minerals Technologies, Inc. (Chemicals)	693	38,164
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,091	6,557
Moelis & Co.—Class A (Capital Markets)	794	49,482
Monro, Inc. (Specialty Retail)	655	9,766
MP Materials Corp.*(a) (Metals & Mining)	1,480	49,239
Mr. Cooper Group, Inc.* (Financial Services)	1,398	208,597
MYR Group, Inc.* (Construction & Engineering)	145	26,310
Myriad Genetics, Inc.* (Biotechnology)	2,015	10,700
N-able, Inc.* (Software)	879	7,120
National Bank Holdings Corp.—Class A (Banks)	457	17,188
National Beverage Corp. (Beverages)	245	10,594
National HealthCare Corp. (Health Care Providers & Services)	98	10,487
National Presto Industries, Inc.* (Aerospace & Defense)	113	11,069
National Vision Holdings, Inc.* (Specialty Retail)	1,727	39,738
Navient Corp. (Consumer Finance)	1,591	22,433
NBT Bancorp, Inc. (Banks)	640	26,592
NCR Atleos Corp.* (Financial Services)	899	25,648
NCR Voyix Corp.* (Software)	3,009	35,295
Neogen Corp.* (Health Care Equipment & Supplies)	4,315	20,626
NeoGenomics, Inc.* (Health Care Providers & Services)	1,547	11,309
NetScout Systems, Inc.* (Communications Equipment)	1,558	38,654
New York Mortgage Trust, Inc. (Mortgage REITs)	1,974	13,226
Newell Brands, Inc. (Household Durables)	9,125	49,275
Northwest Bancshares, Inc. (Banks)	2,791	35,669
Northwest Natural Holding Co. (Gas Utilities)	881	34,994
NV5 Global, Inc.* (Professional Services)	1,147	26,484
OFG Bancorp (Banks)	403	17,248
O-I Glass, Inc. (Containers & Packaging)	3,379	49,806
Omnicell, Inc.* (Health Care Equipment & Supplies)	1,023	30,076
Organon & Co. (Pharmaceuticals)	5,679	54,973
Otter Tail Corp. (Electric Utilities)	503	38,777
Owens & Minor, Inc. (Health Care Providers & Services)	1,605	14,606
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	306	12,317
Pacific Premier Bancorp, Inc. (Banks)	2,120	44,711
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,011	24,163
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	715	34,992
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,127	29,899
Park National Corp. (Banks)	109	18,231
Patrick Industries, Inc. (Automobile Components)	380	35,063
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	7,673	45,501
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	261	17,169
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	2,657	35,657

Common Stocks, continued

	Shares	Value
Pebblebrook Hotel Trust (Hotel & Resort REITs)	1,297	$12,957
PENN Entertainment, Inc.* (Hotels, Restaurants & Leisure)	3,178	56,790
PennyMac Mortgage Investment Trust (Mortgage REITs)	1,900	24,434
Perdoceo Education Corp. (Diversified Consumer Services)	633	20,693
Phillips Edison & Co., Inc. (Retail REITs)	1,533	53,701
Phinia, Inc. (Automobile Components)	426	18,953
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	805	15,158
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,826	19,922
Plexus Corp.* (Electronic Equipment, Instruments & Components)	189	25,574
PRA Group, Inc.* (Consumer Finance)	866	12,774
Premier, Inc.—Class A (Health Care Providers & Services)	1,798	39,429
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	431	34,415
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	544	57,141
Privia Health Group, Inc.* (Health Care Providers & Services)	710	16,330
ProAssurance Corp. (Insurance)	1,120	25,570
Progyny, Inc.* (Health Care Providers & Services)	814	17,908
ProPetro Holding Corp.* (Energy Equipment & Services)	1,749	10,442
Proto Labs, Inc.* (Machinery)	519	20,781
Provident Financial Services, Inc. (Banks)	2,854	50,031
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,040	173,215
Quaker Chemical Corp. (Chemicals)	297	33,246
Quanex Building Products Corp. (Building Products)	1,026	19,391
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	1,448	41,731
Radian Group, Inc. (Financial Services)	1,614	58,136
Ralliant Corp.* (Electrical Equipment)	2,501	121,273
Ready Capital Corp.(a) (Mortgage REITs)	3,725	16,278
Redwood Trust, Inc. (Mortgage REITs)	2,908	17,186
Renasant Corp. (Banks)	2,013	72,327
Resideo Technologies, Inc. (Building Products)	3,243	71,542
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	320	15,587
Robert Half, Inc. (Professional Services)	2,193	90,023
Rogers Corp.* (Electronic Equipment, Instruments & Components)	369	25,269
RPC, Inc. (Energy Equipment & Services)	888	4,200
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	508	26,167
RXO, Inc.* (Ground Transportation)	1,651	25,954
S&T Bancorp, Inc. (Banks)	394	14,901
Safehold, Inc. (Specialized REITs)	1,002	15,591
Safety Insurance Group, Inc. (Insurance)	326	25,881
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,205	20,418
Sandisk Corp.* (Semiconductors)	2,951	133,828
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	607	59,382
Saul Centers, Inc. (Retail REITs)	125	4,268

See accompanying notes to financial statements.

112 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	454	$18,982
Schneider National, Inc.—Class B (Ground Transportation)	1,026	24,778
Scholastic Corp. (Media)	514	10,784
Schrodinger, Inc.* (Health Care Technology)	574	11,549
Seacoast Banking Corp. of Florida (Banks)	1,857	51,290
Sealed Air Corp. (Containers & Packaging)	1,959	60,788
Select Medical Holdings Corp. (Health Care Providers & Services)	2,274	34,518
Sensient Technologies Corp. (Chemicals)	435	42,856
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	1,006	13,742
Shoe Carnival, Inc. (Specialty Retail)	388	7,259
Shutterstock, Inc. (Interactive Media & Services)	531	10,068
Signet Jewelers, Ltd. (Specialty Retail)	937	74,538
Simmons First National Corp.—Class A (Banks)	2,751	52,159
Simulations Plus, Inc. (Health Care Technology)	160	2,792
SiriusPoint, Ltd.* (Insurance)	2,012	41,025
SITE Centers Corp. (Retail REITs)	1,031	11,661
SJW Group (Water Utilities)	680	35,340
SL Green Realty Corp. (Office REITs)	465	28,783
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,250	30,888
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,153	22,841
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	903	18,421
Sonic Automotive, Inc.—Class A (Specialty Retail)	316	25,258
Sonos, Inc.* (Household Durables)	2,624	28,365
Southside Bancshares, Inc. (Banks)	621	18,276
SpartanNash Co. (Consumer Staples Distribution & Retail)	739	19,576
Sprinklr, Inc.*—Class A (Software)	1,555	13,155
STAAR Surgical Co.* (Health Care Equipment & Supplies)	465	7,803
Standard Motor Products, Inc. (Automobile Components)	456	14,008
Standex International Corp. (Machinery)	93	14,553
Stellar Bancorp, Inc. (Banks)	1,000	27,980
Stepan Co. (Chemicals)	463	25,271
StepStone Group, Inc.—Class A (Capital Markets)	620	34,410
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	539	12,925
Stewart Information Services Corp. (Insurance)	610	39,711
StoneX Group, Inc.* (Capital Markets)	447	40,740
Strategic Education, Inc. (Diversified Consumer Services)	522	44,438
Sturm Ruger & Co., Inc. (Leisure Products)	362	12,996
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,219	6,205
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	860	10,105
SunCoke Energy, Inc. (Metals & Mining)	1,850	15,892
Sunrun, Inc.* (Electrical Equipment)	4,992	40,835
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	599	18,880

Common Stocks, continued

	Shares	Value
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,690	$22,811
Tanger, Inc. (Retail REITs)	816	24,953
TechTarget, Inc.* (Media)	327	2,541
TEGNA, Inc. (Media)	3,510	58,827
Teleflex, Inc. (Health Care Equipment & Supplies)	965	114,217
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	2,154	76,639
Tennant Co. (Machinery)	408	31,612
Teradata Corp.* (Software)	1,357	30,275
Terreno Realty Corp. (Industrial REITs)	1,151	64,536
The Andersons, Inc. (Consumer Staples Distribution & Retail)	704	25,872
The Buckle, Inc. (Specialty Retail)	331	15,011
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	339	21,242
The Chemours Co.* (Chemicals)	3,269	37,430
The Macerich Co. (Retail REITs)	1,876	30,354
The Simply Good Foods Co.* (Food Products)	1,084	34,243
Thryv Holdings, Inc.* (Media)	566	6,883
TimkenSteel Corp. (Metals & Mining)	808	12,451
Titan International, Inc. (Machinery)	1,058	10,866
Tompkins Financial Corp. (Banks)	164	10,288
Tootsie Roll Industries, Inc. (Food Products)	157	5,252
Topgolf Callaway Brands Corp.* (Leisure Products)	3,091	24,883
TreeHouse Foods, Inc.* (Food Products)	992	19,265
Tri Pointe Homes, Inc.* (Household Durables)	970	30,992
TripAdvisor, Inc.* (Interactive Media & Services)	851	11,106
Triumph Financial, Inc.* (Banks)	189	10,416
Triumph Group, Inc. (Aerospace & Defense)	677	17,433
TrustCo Bank Corp. (Banks)	415	13,869
Trustmark Corp. (Banks)	1,321	48,164
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,065	43,473
Two Harbors Investment Corp. (Mortgage REITs)	2,272	24,469
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	169	13,216
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	986	22,254
UniFirst Corp. (Commercial Services & Supplies)	180	33,880
United Community Banks, Inc. (Banks)	2,653	79,034
United Fire Group, Inc. (Insurance)	467	13,403
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	1,322	30,816
Uniti Group, Inc. (Specialized REITs)	2,843	12,282
Unitil Corp. (Multi-Utilities)	216	11,264
Universal Corp. (Tobacco)	540	31,450
Universal Health Realty Income Trust (Health Care REITs)	139	5,556
Upbound Group, Inc. (Specialty Retail)	1,124	28,212
Urban Edge Properties (Retail REITs)	1,099	20,507
Urban Outfitters, Inc.* (Specialty Retail)	680	49,327
USANA Health Sciences, Inc.* (Personal Care Products)	236	7,205
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,309	26,599
Veritex Holdings, Inc. (Banks)	1,186	30,955

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 113

Common Stocks, continued

	Shares	Value
Vestis Corp. (Commercial Services & Supplies)	2,505	$14,354
Viasat, Inc.* (Communications Equipment)	1,861	27,171
Viavi Solutions, Inc.* (Communications Equipment)	2,779	27,985
Vicor Corp.* (Electrical Equipment)	222	10,070
Victoria's Secret & Co.* (Specialty Retail)	1,744	32,299
Vir Biotechnology, Inc.* (Biotechnology)	2,024	10,201
Virtus Investment Partners, Inc. (Capital Markets)	87	15,782
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,454	38,970
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	594	9,557
Walker & Dunlop, Inc. (Financial Services)	705	49,688
Washington Federal, Inc. (Banks)	1,751	51,269
WD-40 Co. (Household Products)	116	26,458
Werner Enterprises, Inc. (Ground Transportation)	1,349	36,909
Westamerica Bancorp (Banks)	257	12,449
Whitestone REIT (Retail REITs)	489	6,103
WillScot Mobile Mini Holdings Corp.* (Biotech & Pharma)	1,513	41,456
Winnebago Industries, Inc. (Automobiles)	612	17,748
WK Kellogg Co. (Food Products)	551	8,783
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	567	10,251
World Acceptance Corp.* (Consumer Finance)	68	11,228
World Kinect Corp. (Oil, Gas & Consumable Fuels)	1,237	35,069
Worthington Enterprises, Inc. (Household Durables)	676	43,021
Worthington Steel, Inc. (Metals & Mining)	765	22,820
WSFS Financial Corp. (Banks)	670	36,850
Xencor, Inc.* (Biotechnology)	902	7,090
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	2,557	13,475
Yelp, Inc.* (Interactive Media & Services)	628	21,522
Ziff Davis, Inc.* (Interactive Media & Services)	920	27,848
TOTAL COMMON STOCKS (Cost $12,669,527)		14,015,211

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $15,002	$15,000	$15,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,000)		15,000

Collateral for Securities Loaned(c) (1.7%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(d)	233,713	$233,713
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $233,713)		233,713
TOTAL INVESTMENT SECURITIES (Cost $12,918,240)—102.4%		14,263,924
Net other assets (liabilities)—(2.4)%		(338,268)
NET ASSETS—100.0%		$13,925,656

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $221,596.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

114 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Aerospace & Defense	$212,428	1.5%
Air Freight & Logistics	51,166	0.4%
Automobile Components	416,546	3.0%
Automobiles	17,748	0.1%
Banks	1,623,073	11.7%
Beverages	19,495	0.2%
Biotech & Pharma	41,456	0.3%
Biotechnology	123,906	0.9%
Broadline Retail	78,909	0.6%
Building Products	235,280	1.7%
Capital Markets	233,815	1.7%
Chemicals	621,626	4.5%
Commercial Services & Supplies	303,038	2.2%
Communications Equipment	184,221	1.3%
Construction & Engineering	170,789	1.2%
Consumer Finance	139,992	1.0%
Consumer Staples Distribution & Retail	159,997	1.2%
Containers & Packaging	110,594	0.8%
Diversified Consumer Services	71,687	0.5%
Diversified Telecommunication Services	61,839	0.4%
Electric Utilities	65,574	0.5%
Electrical Equipment	172,178	1.2%
Electronic Equipment, Instruments & Components	463,736	3.3%
Energy Equipment & Services	137,716	1.0%
Equity REIT—Diversified	72,610	0.5%
Financial Services	548,531	3.9%
Food Products	128,651	0.9%
Gas Utilities	61,322	0.4%
Ground Transportation	169,182	1.2%
Health Care Equipment & Supplies	331,428	2.4%
Health Care Providers & Services	269,378	1.9%
Health Care REITs	145,864	1.1%
Health Care Technology	48,653	0.4%
Hotel & Resort REITs	47,940	0.4%
Hotels, Restaurants & Leisure	198,455	1.4%
Household Durables	431,650	3.1%
Household Products	83,466	0.6%
Independent Power/Renewable Electricity Producers	81,053	0.6%
Industrial REITs	128,672	0.9%
Insurance	450,012	3.2%

	Value	% of Net Assets
Interactive Media & Services	$146,190	1.1%
IT Services	65,919	0.5%
Leisure Products	56,375	0.4%
Life Sciences Tools & Services	36,767	0.3%
Machinery	410,721	3.0%
Marine Transportation	28,617	0.2%
Media	109,086	0.8%
Metals & Mining	174,412	1.2%
Mortgage REITs	325,652	2.3%
Multi-Utilities	78,056	0.5%
Office REITs	144,741	1.0%
Oil, Gas & Consumable Fuels	396,558	2.8%
Passenger Airlines	55,628	0.4%
Personal Care Products	31,247	0.2%
Pharmaceuticals	171,645	1.2%
Professional Services	176,696	1.3%
Real Estate Management & Development	100,360	0.7%
Residential REITs	37,215	0.3%
Retail REITs	185,569	1.3%
Semiconductors	133,828	1.0%
Semiconductors & Semiconductor Equipment	495,541	3.6%
Software	185,864	1.3%
Specialized REITs	129,892	0.9%
Specialty Retail	695,972	5.0%
Technology Hardware, Storage & Peripherals	22,858	0.2%
Technology Services	77,795	0.5%
Textiles, Apparel & Luxury Goods	94,748	0.7%
Tobacco	31,450	0.2%
Trading Companies & Distributors	277,859	2.0%
Water Utilities	137,271	1.0%
Wireless Telecommunication Services	87,003	0.6%
Other**	(89,555)	(0.6)%
Total	$13,925,656	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Technology :: 115

Common Stocks (97.1%)

	Shares	Value
Accenture PLC—Class A (IT Services)	3,358	$1,003,673
Adobe, Inc.* (Software)	2,286	884,408
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,697	1,234,104
Akamai Technologies, Inc.* (IT Services)	784	62,532
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	6,488	640,690
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,660	633,133
ANSYS, Inc.* (Software)	472	165,776
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,702	6,299,129
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,358	797,819
Arista Networks, Inc.* (Communications Equipment)	5,524	565,160
Autodesk, Inc.* (Software)	1,148	355,386
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	9,665	2,664,157
Cadence Design Systems, Inc.* (Software)	1,465	451,440
CDW Corp. (Electronic Equipment, Instruments & Components)	706	126,085
Cisco Systems, Inc. (Communications Equipment)	21,340	1,480,569
Cognizant Technology Solutions Corp.—Class A (IT Services)	2,644	206,311
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,135	217,460
Crowdstrike Holdings, Inc.*—Class A (Software)	1,336	680,438
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	1,607	197,018
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	704	27,914
EPAM Systems, Inc.* (IT Services)	304	53,753
F5, Inc.* (Communications Equipment)	308	90,651
Fair Isaac Corp.* (Software)	131	239,463
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	575	95,186
Fortinet, Inc.* (Software)	3,408	360,294
Gartner, Inc.* (IT Services)	413	166,943
Gen Digital, Inc. (Software)	2,928	86,083
GoDaddy, Inc.*—Class A (IT Services)	764	137,566
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	7,046	144,091
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,057	123,694
Intel Corp. (Semiconductors & Semiconductor Equipment)	23,398	524,115
International Business Machines Corp. (IT Services)	4,985	1,469,478
Intuit, Inc. (Software)	1,500	1,181,445
Jabil, Inc. (Electronic Equipment, Instruments & Components)	576	125,626
Juniper Networks, Inc. (Communications Equipment)	1,776	70,916
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	927	151,898
KLA Corp. (Semiconductors & Semiconductor Equipment)	709	635,080

Common Stocks, continued

	Shares	Value
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	6,861	$667,849
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,885	203,017
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,995	738,884
Microsoft Corp. (Software)	15,278	7,599,429
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	257	187,965
Motorola Solutions, Inc. (Communications Equipment)	895	376,312
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,091	116,246
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	50,131	7,920,197
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,355	296,054
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,242	117,503
Oracle Corp. (Software)	8,724	1,907,328
Palantir Technologies, Inc.*—Class A (Software)	11,410	1,555,411
Palo Alto Networks, Inc.* (Software)	3,552	726,881
PTC, Inc.* (Software)	643	110,815
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	5,885	937,245
Roper Technologies, Inc. (Software)	577	327,067
Salesforce, Inc. (Software)	5,147	1,403,535
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,138	164,248
ServiceNow, Inc.* (Software)	1,110	1,141,169
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	805	59,989
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	2,753	134,925
Synopsys, Inc.* (Software)	829	425,012
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,591	268,354
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	251	128,590
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	861	77,421
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,873	1,011,732
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,280	97,254
Tyler Technologies, Inc.* (Software)	231	136,946
VeriSign, Inc.* (IT Services)	433	125,050
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,871	119,725
Workday, Inc.*—Class A (Software)	1,162	278,880
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	273	84,182
TOTAL COMMON STOCKS (Cost $23,740,152)		53,794,699
See accompanying notes to financial statements.

116 :: ProFund VP Technology :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Repurchase Agreements(a) (1.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $528,062	$528,000	$528,000
TOTAL REPURCHASE AGREEMENTS (Cost $528,000)		528,000
TOTAL INVESTMENT SECURITIES (Cost $24,268,152)—98.1%		54,322,699
Net other assets (liabilities)—1.9%		1,054,804
NET ASSETS—100.0%		$55,377,503

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	7/23/25	5.08%	$1,391,047	$46,184

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Communications Equipment	$2,583,608	4.7%
Electronic Equipment, Instruments & Components	1,840,139	3.3%
IT Services	3,225,306	5.8%
Semiconductors & Semiconductor Equipment	18,829,365	34.0%
Software	20,017,206	36.2%
Technology Hardware, Storage & Peripherals	7,299,075	13.1%
Other**	1,582,804	2.9%
Total	$55,377,503	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 117

Common Stocks (67.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	131	$19,943
A.O. Smith Corp. (Building Products)	28	1,836
Abbott Laboratories (Health Care Equipment & Supplies)	425	57,805
AbbVie, Inc. (Biotechnology)	433	80,373
Accenture PLC—Class A (IT Services)	153	45,730
Adobe, Inc.* (Software)	103	39,849
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	397	56,334
Aflac, Inc. (Insurance)	119	12,550
Agilent Technologies, Inc. (Life Sciences Tools & Services)	71	8,379
Air Products & Chemicals, Inc. (Chemicals)	54	15,231
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	105	13,896
Akamai Technologies, Inc.* (IT Services)	36	2,871
Albemarle Corp. (Chemicals)	29	1,817
Alexandria Real Estate Equities, Inc. (Office REITs)	37	2,688
Align Technology, Inc.* (Health Care Equipment & Supplies)	16	3,029
Allegion PLC (Building Products)	21	3,027
Alliant Energy Corp. (Electric Utilities)	63	3,810
Allstate Corp. (Insurance)	66	13,286
Alphabet, Inc.—Class A (Interactive Media & Services)	1,425	251,128
Alphabet, Inc.—Class C (Interactive Media & Services)	1,150	203,999
Altria Group, Inc. (Tobacco)	412	24,156
Amazon.com, Inc.* (Broadline Retail)	2,312	507,229
Amcor PLC (Containers & Packaging)	562	5,165
Ameren Corp. (Multi-Utilities)	66	6,339
American Electric Power Co., Inc. (Electric Utilities)	131	13,593
American Express Co. (Consumer Finance)	135	43,062
American International Group, Inc. (Insurance)	141	12,068
American Tower Corp.—Class A (Specialized REITs)	115	25,418
American Water Works Co., Inc. (Water Utilities)	47	6,538
Ameriprise Financial, Inc. (Capital Markets)	22	11,742
AMETEK, Inc. (Electrical Equipment)	56	10,134
Amgen, Inc. (Biotechnology)	131	36,577
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	296	29,229
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	123	29,276
ANSYS, Inc.* (Software)	21	7,376
Aon PLC—Class A (Insurance)	52	18,552
APA Corp. (Oil, Gas & Consumable Fuels)	87	1,591
Apollo Global Management, Inc. (Financial Services)	111	15,748
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,654	749,691
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	200	36,614
Aptiv PLC* (Automobile Components)	53	3,616
Arch Capital Group, Ltd. (Insurance)	92	8,377
Archer-Daniels-Midland Co. (Food Products)	117	6,175

Common Stocks, continued

	Shares	Value
Arista Networks, Inc.* (Communications Equipment)	252	$25,782
Arthur J. Gallagher & Co. (Insurance)	63	20,168
Assurant, Inc. (Insurance)	14	2,765
AT&T, Inc. (Diversified Telecommunication Services)	1,760	50,934
Atmos Energy Corp. (Gas Utilities)	40	6,164
Autodesk, Inc.* (Software)	52	16,098
Automatic Data Processing, Inc. (Professional Services)	99	30,531
AutoZone, Inc.* (Specialty Retail)	4	14,849
AvalonBay Communities, Inc. (Residential REITs)	36	7,325
Avery Dennison Corp. (Containers & Packaging)	18	3,158
Axon Enterprise, Inc.* (Aerospace & Defense)	18	14,903
Baker Hughes Co. (Energy Equipment & Services)	242	9,278
Ball Corp. (Containers & Packaging)	68	3,814
Bank of America Corp. (Banks)	1,604	75,900
Baxter International, Inc. (Health Care Equipment & Supplies)	126	3,815
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	71	12,230
Berkshire Hathaway, Inc.*—Class B (Financial Services)	450	218,597
Best Buy Co., Inc. (Specialty Retail)	48	3,222
Biogen, Inc.* (Biotechnology)	36	4,521
Bio-Techne Corp. (Life Sciences Tools & Services)	38	1,955
BlackRock, Inc. (Capital Markets)	36	37,773
Blackstone, Inc. (Capital Markets)	179	26,775
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	8	46,314
Boston Properties, Inc. (Office REITs)	37	2,496
Boston Scientific Corp.* (Health Care Equipment & Supplies)	362	38,882
Bristol-Myers Squibb Co. (Pharmaceuticals)	499	23,099
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,151	317,274
Broadridge Financial Solutions, Inc. (Professional Services)	28	6,805
Brown & Brown, Inc. (Insurance)	59	6,541
Brown-Forman Corp.—Class B (Beverages)	44	1,184
Builders FirstSource, Inc.* (Building Products)	28	3,267
Bunge Global SA (Food Products)	34	2,730
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	30	2,879
Cadence Design Systems, Inc.* (Software)	68	20,954
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	51	1,448
Camden Property Trust (Residential REITs)	26	2,930
Campbell Soup Co. (Food Products)	49	1,502
Capital One Financial Corp. (Consumer Finance)	156	33,191
Cardinal Health, Inc. (Health Care Providers & Services)	59	9,912
CarMax, Inc.* (Specialty Retail)	37	2,487
Carnival Corp.* (Hotels, Restaurants & Leisure)	257	7,227
Carrier Global Corp. (Building Products)	195	14,272
Caterpillar, Inc. (Machinery)	115	44,643
Cboe Global Markets, Inc. (Capital Markets)	26	6,063

See accompanying notes to financial statements.

118 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	71	$9,949
CDW Corp. (Electronic Equipment, Instruments & Components)	33	5,893
Cencora, Inc. (Health Care Providers & Services)	42	12,594
Centene Corp.* (Health Care Providers & Services)	123	6,676
CenterPoint Energy, Inc. (Multi-Utilities)	159	5,842
CF Industries Holdings, Inc. (Chemicals)	39	3,588
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	12	1,821
Charter Communications, Inc.*—Class A (Media)	22	8,994
Chevron Corp. (Oil, Gas & Consumable Fuels)	397	56,846
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	330	18,530
Chubb, Ltd. (Insurance)	92	26,654
Church & Dwight Co., Inc. (Household Products)	60	5,767
Cincinnati Financial Corp. (Insurance)	38	5,659
Cintas Corp. (Commercial Services & Supplies)	85	18,944
Cisco Systems, Inc. (Communications Equipment)	973	67,508
Citigroup, Inc. (Banks)	457	38,900
Citizens Financial Group, Inc. (Banks)	105	4,699
CME Group, Inc. (Capital Markets)	89	24,530
CMS Energy Corp. (Multi-Utilities)	73	5,057
Cognizant Technology Solutions Corp.—Class A (IT Services)	120	9,364
Coinbase Global, Inc.*—Class A (Capital Markets)	50	17,525
Colgate-Palmolive Co. (Household Products)	200	18,180
Comcast Corp.—Class A (Media)	912	32,549
Conagra Brands, Inc. (Food Products)	115	2,354
ConocoPhillips (Oil, Gas & Consumable Fuels)	308	27,640
Consolidated Edison, Inc. (Multi-Utilities)	88	8,831
Constellation Brands, Inc.—Class A (Beverages)	38	6,182
Constellation Energy Corp. (Electric Utilities)	77	24,853
Copart, Inc.* (Commercial Services & Supplies)	215	10,550
Corning, Inc. (Electronic Equipment, Instruments & Components)	189	9,940
Corpay, Inc.* (Software)	16	5,309
Corteva, Inc. (Chemicals)	167	12,447
CoStar Group, Inc.* (Real Estate Management & Development)	103	8,281
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	108	106,914
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	185	4,695
Crowdstrike Holdings, Inc.*—Class A (Software)	61	31,068
Crown Castle International Corp. (Specialized REITs)	106	10,889
CSX Corp. (Ground Transportation)	459	14,977
Cummins, Inc. (Machinery)	35	11,463
CVS Health Corp. (Health Care Providers & Services)	310	21,384
D.R. Horton, Inc. (Household Durables)	68	8,767
Danaher Corp. (Life Sciences Tools & Services)	156	30,816
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	28	6,103

Common Stocks, continued

	Shares	Value
DaVita, Inc.* (Health Care Providers & Services)	10	$1,425
Dayforce, Inc.* (Professional Services)	38	2,105
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	38	3,917
Deere & Co. (Machinery)	63	32,034
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	73	8,950
Delta Air Lines, Inc. (Passenger Airlines)	161	7,919
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	157	4,994
Dexcom, Inc.* (Health Care Equipment & Supplies)	95	8,293
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	44	6,046
Digital Realty Trust, Inc. (Specialized REITs)	77	13,423
Dollar General Corp. (Consumer Staples Distribution & Retail)	54	6,177
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	49	4,853
Dominion Energy, Inc. (Multi-Utilities)	207	11,700
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	10	4,506
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	82	20,214
Dover Corp. (Machinery)	35	6,413
Dow, Inc. (Chemicals)	172	4,555
DTE Energy Co. (Multi-Utilities)	50	6,623
Duke Energy Corp. (Electric Utilities)	190	22,420
DuPont de Nemours, Inc. (Chemicals)	102	6,996
Eastman Chemical Co. (Chemicals)	28	2,090
Eaton Corp. PLC (Electrical Equipment)	97	34,628
eBay, Inc. (Broadline Retail)	113	8,414
Ecolab, Inc. (Chemicals)	63	16,975
Edison International (Electric Utilities)	94	4,850
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	144	11,262
Electronic Arts, Inc. (Entertainment)	56	8,943
Elevance Health, Inc. (Health Care Providers & Services)	54	21,004
Eli Lilly & Co. (Pharmaceuticals)	191	148,890
Emerson Electric Co. (Electrical Equipment)	137	18,266
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	31	1,229
Entergy Corp. (Electric Utilities)	108	8,977
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	133	15,908
EPAM Systems, Inc.* (IT Services)	14	2,475
EQT Corp. (Oil, Gas & Consumable Fuels)	145	8,456
Equifax, Inc. (Professional Services)	30	7,781
Equinix, Inc. (Specialized REITs)	24	19,092
Equity Residential (Residential REITs)	85	5,737
Erie Indemnity Co.*—Class A (Insurance)	7	2,428
Essex Property Trust, Inc. (Residential REITs)	14	3,968
Everest Group, Ltd. (Insurance)	12	4,078
Evergy, Inc. (Electric Utilities)	56	3,860
Eversource Energy (Electric Utilities)	89	5,662
Exelon Corp. (Electric Utilities)	246	10,681
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	52	6,081

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 119

Common Stocks, continued

	Shares		Value
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	30		$5,060
Expeditors International of Washington, Inc. (Air Freight & Logistics)	35		3,999
Extra Space Storage, Inc. (Specialized REITs)	52		7,667
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,056		113,838
F5, Inc.* (Communications Equipment)	14		4,120
FactSet Research Systems, Inc. (Capital Markets)	10		4,473
Fair Isaac Corp.* (Software)	7		12,796
Fastenal Co. (Trading Companies & Distributors)	280		11,760
Federal Realty Investment Trust (Retail REITs)	18		1,710
FedEx Corp. (Air Freight & Logistics)	54		12,275
Fidelity National Information Services, Inc. (Financial Services)	129		10,502
Fifth Third Bancorp (Banks)	164		6,745
First Horizon Corp. (Banks)	—	(a)	6
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	26		4,304
FirstEnergy Corp. (Electric Utilities)	126		5,073
Fiserv, Inc.* (Financial Services)	135		23,275
Ford Motor Co. (Automobiles)	954		10,351
Fortinet, Inc.* (Software)	155		16,387
Fortive Corp. (Machinery)	84		4,379
Fox Corp.—Class A (Media)	53		2,970
Fox Corp.—Class B (Media)	33		1,704
Franklin Resources, Inc. (Capital Markets)	74		1,765
Freeport-McMoRan, Inc. (Metals & Mining)	351		15,216
Garmin, Ltd. (Household Durables)	38		7,931
Gartner, Inc.* (IT Services)	18		7,276
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	113		8,370
GE Vernova, Inc. (Electrical Equipment)	68		35,982
Gen Digital, Inc. (Software)	133		3,910
Generac Holdings, Inc.* (Electrical Equipment)	14		2,005
General Dynamics Corp. (Aerospace & Defense)	63		18,375
General Electric Co. (Industrial Conglomerates)	261		67,179
General Mills, Inc. (Food Products)	135		6,994
General Motors Co. (Automobiles)	235		11,564
Genuine Parts Co. (Distributors)	35		4,245
Gilead Sciences, Inc. (Biotechnology)	304		33,704
Global Payments, Inc. (Financial Services)	60		4,802
Globe Life, Inc. (Insurance)	21		2,610
GoDaddy, Inc.*—Class A (IT Services)	36		6,482
Halliburton Co. (Energy Equipment & Services)	210		4,280
Hasbro, Inc. (Leisure Products)	31		2,288
HCA Healthcare, Inc. (Health Care Providers & Services)	42		16,090
Healthpeak Properties, Inc. (Health Care REITs)	168		2,942
Henry Schein, Inc.* (Health Care Providers & Services)	30		2,192
Hess Corp. (Oil, Gas & Consumable Fuels)	68		9,421
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	321		6,564
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	59		15,714
Hologic, Inc.* (Health Care Equipment & Supplies)	53		3,453

Common Stocks, continued

	Shares	Value
Honeywell International, Inc. (Industrial Conglomerates)	157	$36,562
Hormel Foods Corp. (Food Products)	71	2,148
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	168	2,580
Howmet Aerospace, Inc. (Aerospace & Defense)	99	18,427
HP, Inc. (Technology Hardware, Storage & Peripherals)	231	5,650
Hubbell, Inc. (Electrical Equipment)	14	5,718
Humana, Inc. (Health Care Providers & Services)	30	7,334
Huntington Bancshares, Inc. (Banks)	356	5,967
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	10	2,415
IDEX Corp. (Machinery)	18	3,160
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	18	9,654
Illinois Tool Works, Inc. (Machinery)	66	16,319
Incyte Corp.* (Biotechnology)	38	2,588
Ingersoll Rand, Inc. (Machinery)	99	8,235
Insulet Corp.* (Health Care Equipment & Supplies)	16	5,027
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,065	23,856
Intercontinental Exchange, Inc. (Capital Markets)	141	25,869
International Business Machines Corp. (IT Services)	228	67,211
International Flavors & Fragrances, Inc. (Chemicals)	63	4,634
International Paper Co. (Containers & Packaging)	129	6,042
Intuit, Inc. (Software)	68	53,559
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	89	48,364
Invesco, Ltd. (Capital Markets)	107	1,687
Invitation Homes, Inc. (Residential REITs)	139	4,559
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	40	6,304
Iron Mountain, Inc. (Specialized REITs)	73	7,488
J.B. Hunt Transport Services, Inc. (Ground Transportation)	18	2,585
Jabil, Inc. (Electronic Equipment, Instruments & Components)	26	5,671
Jack Henry & Associates, Inc. (Financial Services)	16	2,883
Jacobs Solutions, Inc. (Professional Services)	30	3,944
Johnson & Johnson (Pharmaceuticals)	589	89,970
Johnson Controls International PLC (Building Products)	162	17,110
JPMorgan Chase & Co. (Banks)	679	196,848
Juniper Networks, Inc. (Communications Equipment)	80	3,194
Kellanova (Food Products)	65	5,169
Kenvue, Inc. (Personal Care Products)	469	9,816
Keurig Dr Pepper, Inc. (Beverages)	333	11,009
KeyCorp (Banks)	240	4,181
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	42	6,882
Kimberly-Clark Corp. (Household Products)	80	10,314

See accompanying notes to financial statements.

120 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Kimco Realty Corp. (Retail REITs)	164	$3,447
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	472	13,877
KKR & Co., Inc. (Capital Markets)	166	22,083
KLA Corp. (Semiconductors & Semiconductor Equipment)	33	29,559
L3Harris Technologies, Inc. (Aerospace & Defense)	44	11,037
Labcorp Holdings, Inc. (Health Care Providers & Services)	21	5,513
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	314	30,565
Lamb Weston Holdings, Inc. (Food Products)	35	1,815
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	82	3,568
Leidos Holdings, Inc. (Professional Services)	33	5,206
Lennar Corp.—Class A (Household Durables)	56	6,194
Lennox International, Inc. (Building Products)	8	4,586
Linde PLC (Chemicals)	115	53,955
Live Nation Entertainment, Inc.* (Entertainment)	40	6,051
LKQ Corp. (Distributors)	64	2,369
Lockheed Martin Corp. (Aerospace & Defense)	50	23,157
Loews Corp. (Insurance)	42	3,850
Lowe's Cos., Inc. (Specialty Retail)	137	30,396
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	26	6,177
LyondellbBasell Industries N.V.—Class A (Chemicals)	63	3,645
M&T Bank Corp. (Banks)	40	7,760
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	75	12,458
MarketAxess Holdings, Inc. (Capital Markets)	10	2,233
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	54	14,823
Marsh & McLennan Cos., Inc. (Insurance)	120	26,237
Martin Marietta Materials, Inc. (Construction Materials)	14	7,685
Masco Corp. (Building Products)	52	3,347
MasterCard, Inc.—Class A (Financial Services)	197	110,702
Match Group, Inc.* (Interactive Media & Services)	59	1,823
McCormick & Co., Inc. (Food Products)	62	4,701
McDonald's Corp. (Hotels, Restaurants & Leisure)	176	51,421
McKesson Corp. (Health Care Providers & Services)	30	21,983
Medtronic PLC (Health Care Equipment & Supplies)	314	27,371
Merck & Co., Inc. (Pharmaceuticals)	614	48,604
Meta Platforms, Inc.—Class A (Interactive Media & Services)	529	390,449
MetLife, Inc. (Insurance)	139	11,178
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	7	8,223
MGM Resorts International* (Hotels, Restaurants & Leisure)	51	1,754
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	130	9,148
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	272	33,524
Microsoft Corp. (Software)	1,820	905,285

Common Stocks, continued

	Shares	Value
Mid-America Apartment Communities, Inc. (Residential REITs)	28	$4,144
Moderna, Inc.* (Biotechnology)	82	2,262
Mohawk Industries, Inc.* (Household Durables)	13	1,363
Molina Healthcare, Inc.* (Health Care Providers & Services)	14	4,171
Molson Coors Beverage Co.—Class B (Beverages)	41	1,972
Mondelez International, Inc.—Class A (Food Products)	317	21,379
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	12	8,777
Monster Beverage Corp.* (Beverages)	173	10,837
Moody's Corp. (Capital Markets)	38	19,060
Morgan Stanley (Capital Markets)	303	42,682
Motorola Solutions, Inc. (Communications Equipment)	42	17,659
MSCI, Inc. (Capital Markets)	18	10,381
Nasdaq, Inc. (Capital Markets)	101	9,031
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	50	5,328
Netflix, Inc.* (Entertainment)	103	137,931
Newmont Corp. (Metals & Mining)	271	15,789
News Corp.—Class A (Media)	92	2,734
News Corp.—Class B (Media)	26	892
NextEra Energy, Inc. (Electric Utilities)	503	34,919
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	290	20,601
NiSource, Inc. (Multi-Utilities)	115	4,639
Nordson Corp. (Machinery)	14	3,001
Norfolk Southern Corp. (Ground Transportation)	54	13,822
Northern Trust Corp. (Capital Markets)	47	5,959
Northrop Grumman Corp. (Aerospace & Defense)	35	17,499
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	108	2,190
NRG Energy, Inc. (Electric Utilities)	47	7,547
Nucor Corp. (Metals & Mining)	56	7,254
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,969	943,043
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	63	13,765
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	174	7,310
Old Dominion Freight Line, Inc. (Ground Transportation)	44	7,141
Omnicom Group, Inc. (Media)	49	3,525
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	102	5,346
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	154	12,571
Oracle Corp. (Software)	399	87,233
O'Reilly Automotive, Inc.* (Specialty Retail)	210	18,927
Otis Worldwide Corp. (Machinery)	95	9,407
PACCAR, Inc. (Machinery)	129	12,263
Packaging Corp. of America (Containers & Packaging)	22	4,146
Palantir Technologies, Inc.*—Class A (Software)	522	71,159
Palo Alto Networks, Inc.* (Software)	162	33,152
Paramount Global(b)—Class B (Media)	145	1,871

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 121

Common Stocks, continued

	Shares	Value
Parker-Hannifin Corp. (Machinery)	33	$23,049
Paychex, Inc. (Professional Services)	78	11,345
Paycom Software, Inc. (Professional Services)	12	2,777
PayPal Holdings, Inc.* (Financial Services)	239	17,762
Pentair PLC (Machinery)	39	4,004
PepsiCo, Inc. (Beverages)	335	44,233
Pfizer, Inc. (Pharmaceuticals)	1,390	33,694
PG&E Corp. (Electric Utilities)	537	7,486
Philip Morris International, Inc. (Tobacco)	382	69,573
Phillips 66 (Oil, Gas & Consumable Fuels)	99	11,811
Pinnacle West Capital Corp. (Electric Utilities)	30	2,684
PNC Financial Services Group, Inc. (Banks)	97	18,083
Pool Corp. (Distributors)	10	2,915
PPG Industries, Inc. (Chemicals)	56	6,370
PPL Corp. (Electric Utilities)	180	6,100
Principal Financial Group, Inc. (Insurance)	50	3,972
Prologis, Inc. (Industrial REITs)	228	23,967
Prudential Financial, Inc. (Insurance)	87	9,347
PTC, Inc.* (Software)	30	5,170
Public Service Enterprise Group, Inc. (Multi-Utilities)	123	10,354
Public Storage (Specialized REITs)	40	11,737
PulteGroup, Inc. (Household Durables)	49	5,168
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	269	42,841
Quanta Services, Inc. (Construction & Engineering)	36	13,611
Quest Diagnostics, Inc. (Health Care Providers & Services)	26	4,670
Ralliant Corp.* (Electrical Equipment)	1	48
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	10	2,743
Raymond James Financial, Inc. (Capital Markets)	44	6,748
Raytheon Technologies Corp. (Aerospace & Defense)	327	47,748
Realty Income Corp. (Retail REITs)	221	12,732
Regency Centers Corp. (Retail REITs)	41	2,920
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	24	12,600
Regions Financial Corp. (Banks)	219	5,151
Republic Services, Inc. (Commercial Services & Supplies)	49	12,084
ResMed, Inc. (Health Care Equipment & Supplies)	36	9,288
Revvity, Inc. (Life Sciences Tools & Services)	28	2,708
Rockwell Automation, Inc. (Electrical Equipment)	28	9,301
Rollins, Inc. (Commercial Services & Supplies)	68	3,837
Roper Technologies, Inc. (Software)	26	14,738
Ross Stores, Inc. (Specialty Retail)	80	10,206
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	63	19,728
S&P Global, Inc. (Capital Markets)	77	40,602
Salesforce, Inc. (Software)	235	64,082
SBA Communications Corp.—Class A (Specialized REITs)	26	6,106
Schlumberger N.V. (Energy Equipment & Services)	333	11,255
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	52	7,505

Common Stocks, continued

	Shares	Value
Sempra (Multi-Utilities)	159	$12,046
ServiceNow, Inc.* (Software)	50	51,404
Simon Property Group, Inc. (Retail REITs)	75	12,057
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	37	2,757
Smurfit WestRock PLC (Containers & Packaging)	123	5,307
Snap-on, Inc. (Machinery)	14	4,357
Solventum Corp.* (Health Care Equipment & Supplies)	34	2,579
Southwest Airlines Co. (Passenger Airlines)	139	4,509
Stanley Black & Decker, Inc. (Machinery)	38	2,575
Starbucks Corp. (Hotels, Restaurants & Leisure)	278	25,473
State Street Corp. (Capital Markets)	71	7,550
Steel Dynamics, Inc. (Metals & Mining)	35	4,480
STERIS PLC (Health Care Equipment & Supplies)	24	5,765
Stryker Corp. (Health Care Equipment & Supplies)	85	33,629
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	127	6,224
Synchrony Financial (Consumer Finance)	93	6,207
Synopsys, Inc.* (Software)	38	19,482
Sysco Corp. (Consumer Staples Distribution & Retail)	118	8,937
T. Rowe Price Group, Inc. (Capital Markets)	54	5,211
Take-Two Interactive Software, Inc.* (Entertainment)	42	10,200
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	50	4,391
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	52	9,052
Target Corp. (Consumer Staples Distribution & Retail)	111	10,950
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	73	12,313
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	12	6,148
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	39	3,507
Tesla, Inc.* (Automobiles)	687	218,233
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	222	46,092
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	7	7,395
Textron, Inc.* (Aerospace & Defense)	44	3,533
The AES Corp. (Independent Power/Renewable Electricity Producers)	174	1,830
The Bank of New York Mellon Corp. (Capital Markets)	175	15,944
The Boeing Co.* (Aerospace & Defense)	184	38,553
The Charles Schwab Corp. (Capital Markets)	417	38,047
The Cigna Group (Health Care Providers & Services)	66	21,818
The Clorox Co. (Household Products)	30	3,602
The Coca-Cola Co. (Beverages)	949	67,141
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	49	3,487
The Estee Lauder Cos., Inc. (Personal Care Products)	59	4,767
The Goldman Sachs Group, Inc. (Capital Markets)	75	53,082
The Hartford Financial Services Group, Inc. (Insurance)	71	9,008

See accompanying notes to financial statements.

122 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
The Hershey Co. (Food Products)	36	$5,974
The Home Depot, Inc. (Specialty Retail)	242	88,728
The Interpublic Group of Cos., Inc. (Media)	90	2,203
The J.M. Smucker Co. (Food Products)	26	2,553
The Kraft Heinz Co. (Food Products)	210	5,422
The Kroger Co. (Consumer Staples Distribution & Retail)	150	10,760
The Mosaic Co. (Chemicals)	77	2,809
The Procter & Gamble Co. (Household Products)	574	91,449
The Progressive Corp. (Insurance)	143	38,160
The Sherwin-Williams Co. (Chemicals)	56	19,228
The Southern Co. (Electric Utilities)	268	24,610
The TJX Cos., Inc. (Specialty Retail)	272	33,589
The Travelers Cos., Inc. (Insurance)	54	14,447
The Walt Disney Co. (Entertainment)	441	54,689
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	298	18,717
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	92	37,301
TKO Group Holdings, Inc.* (Entertainment)	16	2,911
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	117	27,876
Tractor Supply Co. (Specialty Retail)	130	6,860
Trane Technologies PLC (Building Products)	54	23,620
TransDigm Group, Inc. (Aerospace & Defense)	14	21,289
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	59	4,483
Truist Financial Corp. (Banks)	320	13,757
Tyler Technologies, Inc.* (Software)	12	7,114
Tyson Foods, Inc.—Class A (Food Products)	71	3,972
U.S. Bancorp (Banks)	383	17,331
Uber Technologies, Inc.* (Ground Transportation)	511	47,677
UDR, Inc. (Residential REITs)	73	2,981
Ulta Beauty, Inc.* (Specialty Retail)	12	5,614
Union Pacific Corp. (Ground Transportation)	148	34,052
United Airlines Holdings, Inc.* (Passenger Airlines)	80	6,370
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	180	18,168
United Rentals, Inc. (Trading Companies & Distributors)	14	10,548
UnitedHealth Group, Inc. (Health Care Providers & Services)	222	69,257
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	14	2,536
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	77	10,350
Ventas, Inc. (Health Care REITs)	110	6,947
Veralto Corp. (Commercial Services & Supplies)	60	6,057
VeriSign, Inc.* (IT Services)	18	5,198
Verisk Analytics, Inc. (Professional Services)	35	10,903
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,033	44,698
Vertex Pharmaceuticals, Inc.* (Biotechnology)	63	28,048
Viatris, Inc. (Pharmaceuticals)	284	2,536
VICI Properties, Inc. (Specialized REITs)	259	8,443
Visa, Inc.—Class A (Financial Services)	420	149,121
Vistra Corp. (Independent Power/Renewable Electricity Producers)	82	15,893
Vulcan Materials Co. (Construction Materials)	33	8,608

Common Stocks, continued

	Shares	Value
W.R. Berkley Corp. (Insurance)	73	$5,363
W.W. Grainger, Inc. (Trading Companies & Distributors)	12	12,482
Wabtec Corp. (Machinery)	42	8,793
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	176	2,020
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,058	103,451
Warner Bros. Discovery, Inc.* (Entertainment)	551	6,314
Waste Management, Inc. (Commercial Services & Supplies)	91	20,822
Waters Corp.* (Life Sciences Tools & Services)	14	4,887
WEC Energy Group, Inc. (Multi-Utilities)	78	8,128
Wells Fargo & Co. (Banks)	797	63,856
Welltower, Inc. (Health Care REITs)	153	23,520
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	16	3,501
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	86	5,503
Weyerhaeuser Co. (Specialized REITs)	176	4,521
Williams-Sonoma, Inc. (Specialty Retail)	30	4,901
Willis Towers Watson PLC (Insurance)	24	7,356
Workday, Inc.*—Class A (Software)	52	12,480
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	22	2,061
Xcel Energy, Inc. (Electric Utilities)	141	9,602
Xylem, Inc. (Machinery)	61	7,891
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	68	10,076
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	14	4,317
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	49	4,469
Zoetis, Inc. (Pharmaceuticals)	108	16,843
TOTAL COMMON STOCKS (Cost $2,348,380)		12,846,965

Repurchase Agreements(c)(d) (54.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $10,416,229	$10,415,000	$10,415,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,415,000)		10,415,000

Collateral for Securities Loaned(e)(NM)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(f)	3,710	$3,710
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,710)		3,710
TOTAL INVESTMENT SECURITIES (Cost $12,767,090)—121.4%		23,265,675
Net other assets (liabilities)—(21.4)%		(4,095,117)
NET ASSETS—100.0%		$19,170,558

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 123

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $1,871.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At

June 30, 2025, the aggregate amount held in a segregated account was $5,365,000.

(e)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(f)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	17	9/22/25	$5,315,688	$131,623

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/28/25	5.08%	$5,879,190	$90,425
SPDR S&P 500 ETF	Goldman Sachs International	7/28/25	4.99%	4,236,257	35,331
				$10,115,447	$125,756
S&P 500	UBS AG	7/28/25	5.13%	$6,540,017	$59,437
SPDR S&P 500 ETF	UBS AG	7/28/25	5.13%	3,514,045	15,229
				$10,054,062	$74,666
				$20,169,509	$200,422

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

124 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

ProFund VP UltraBull invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Aerospace & Defense	$216,936	1.1%
Air Freight & Logistics	37,321	0.2%
Automobile Components	3,616	NM
Automobiles	240,148	1.3%
Banks	459,184	2.4%
Beverages	142,558	0.7%
Biotechnology	200,674	1.0%
Broadline Retail	515,644	2.7%
Building Products	71,065	0.4%
Capital Markets	436,815	2.3%
Chemicals	154,341	0.8%
Commercial Services & Supplies	72,294	0.4%
Communications Equipment	118,263	0.6%
Construction & Engineering	13,611	0.1%
Construction Materials	16,292	0.1%
Consumer Finance	82,460	0.4%
Consumer Staples Distribution & Retail	254,062	1.3%
Containers & Packaging	27,632	0.2%
Distributors	9,529	NM
Diversified Telecommunication Services	95,632	0.5%
Electric Utilities	196,727	1.0%
Electrical Equipment	116,082	0.6%
Electronic Equipment, Instruments & Components	84,876	0.5%
Energy Equipment & Services	24,813	0.1%
Entertainment	227,039	1.2%
Financial Services	553,392	2.9%
Food Products	72,888	0.4%
Gas Utilities	6,164	NM
Ground Transportation	120,254	0.6%
Health Care Equipment & Supplies	296,772	1.5%
Health Care Providers & Services	228,559	1.2%
Health Care REITs	33,409	0.2%
Hotel & Resort REITs	2,581	NM
Hotels, Restaurants & Leisure	270,106	1.4%
Household Durables	29,422	0.2%
Household Products	129,312	0.7%
Independent Power/Renewable Electricity Producers	17,723	0.1%
Industrial Conglomerates	123,684	0.6%
Industrial REITs	23,967	0.1%

	Value	% of Net Assets
Insurance	$264,654	1.4%
Interactive Media & Services	847,398	4.4%
IT Services	146,607	0.8%
Leisure Products	2,288	NM
Life Sciences Tools & Services	105,895	0.6%
Machinery	201,986	1.0%
Media	57,442	0.3%
Metals & Mining	42,739	0.2%
Multi-Utilities	79,559	0.4%
Office REITs	5,184	NM
Oil, Gas & Consumable Fuels	359,057	1.9%
Passenger Airlines	18,798	0.1%
Personal Care Products	14,583	0.1%
Pharmaceuticals	363,635	1.9%
Professional Services	81,397	0.4%
Real Estate Management & Development	18,230	0.1%
Residential REITs	31,644	0.2%
Retail REITs	32,866	0.2%
Semiconductors & Semiconductor Equipment	1,637,810	8.6%
Software	1,478,605	7.7%
Specialized REITs	114,783	0.6%
Specialty Retail	219,779	1.1%
Technology Hardware, Storage & Peripherals	795,416	4.1%
Textiles, Apparel & Luxury Goods	37,829	0.2%
Tobacco	93,729	0.5%
Trading Companies & Distributors	34,790	0.2%
Water Utilities	6,538	0.1%
Wireless Telecommunication Services	27,877	0.2%
Other**	6,323,593	32.9%
Total	$19,170,558	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 125

Common Stocks (66.1%)

	Shares	Value
AAON, Inc. (Building Products)	141	$10,399
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	99	8,202
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	192	4,356
Acuity Brands, Inc. (Electrical Equipment)	64	19,094
Advanced Drainage Systems, Inc. (Building Products)	147	16,884
AECOM (Construction & Engineering)	275	31,037
Affiliated Managers Group, Inc. (Capital Markets)	59	11,609
AGCO Corp. (Machinery)	129	13,308
Agree Realty Corp. (Retail REITs)	229	16,731
Alaska Air Group, Inc.* (Passenger Airlines)	253	12,518
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)	839	18,047
Alcoa Corp. (Metals & Mining)	539	15,906
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	272	9,300
ALLETE, Inc. (Electric Utilities)	121	7,752
Ally Financial, Inc. (Consumer Finance)	576	22,436
Amedisys, Inc.* (Health Care Providers & Services)	68	6,691
American Airlines Group, Inc.* (Passenger Airlines)	1,373	15,406
American Financial Group, Inc. (Insurance)	150	18,932
American Homes 4 Rent—Class A (Residential REITs)	662	23,878
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	237	4,975
Annaly Capital Management, Inc. (Mortgage REITs)	1,260	23,713
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	698	13,227
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	608	24,491
API Group Corp.* (Industrial Support Services)	507	25,882
Appfolio, Inc.*—Class A (Software)	48	11,053
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	79	18,364
AptarGroup, Inc. (Containers & Packaging)	137	21,431
Aramark (Hotels, Restaurants & Leisure)	546	22,861
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	108	13,762
ASGN, Inc.* (IT Services)	91	4,544
Ashland, Inc. (Chemicals)	95	4,777
Associated Banc-Corp. (Banks)	340	8,293
ATI, Inc.* (Metals & Mining)	294	25,384
Autoliv, Inc.* (Automobile Components)	148	16,562
AutoNation, Inc.* (Specialty Retail)	52	10,330
Avantor, Inc.* (Life Sciences Tools & Services)	1,419	19,100
Avient Corp. (Chemicals)	191	6,171
Avis Budget Group, Inc.* (Ground Transportation)	35	5,917
Avnet, Inc. (Electronic Equipment, Instruments & Components)	175	9,289
Axalta Coating Systems, Ltd.* (Chemicals)	455	13,509
Bank OZK (Banks)	220	10,353
Bath & Body Works, Inc. (Retail—Discretionary)	443	13,272

Common Stocks, continued

	Shares	Value
Belden, Inc. (Electronic Equipment, Instruments & Components)	82	$9,496
BellRing Brands, Inc.* (Personal Care Products)	264	15,294
BILL Holdings, Inc.* (Software)	197	9,113
BioMarin Pharmaceutical, Inc.* (Biotechnology)	399	21,933
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	39	9,411
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	275	29,653
Black Hills Corp. (Multi-Utilities)	151	8,472
Blackbaud, Inc.* (Software)	78	5,008
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	127	9,935
Brighthouse Financial, Inc.* (Insurance)	120	6,452
Brixmor Property Group, Inc. (Retail REITs)	637	16,587
Bruker Corp. (Life Sciences Tools & Services)	230	9,476
Brunswick Corp. (Leisure Products)	137	7,568
Burlington Stores, Inc.* (Specialty Retail)	131	30,475
BWX Technologies, Inc. (Aerospace & Defense)	190	27,371
Cabot Corp. (Chemicals)	112	8,400
CACI International, Inc.*—Class A (Professional Services)	46	21,929
Cadence Bank (Banks)	388	12,408
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	245	4,337
Carlisle Cos., Inc. (Building Products)	90	33,606
Carpenter Technology Corp. (Metals & Mining)	104	28,744
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	77	39,290
Cava Group, Inc.* (Leisure Facilities & Services)	171	14,403
Celsius Holdings, Inc.* (Beverages)	327	15,170
ChampionX Corp. (Energy Equipment & Services)	399	9,911
Chart Industries, Inc.* (Machinery)	94	15,477
Chemed Corp. (Health Care Providers & Services)	30	14,608
Chewy, Inc.*—Class A (Specialty Retail)	457	19,477
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	46	5,836
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	120	11,622
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	150	15,150
Ciena Corp.* (Communications Equipment)	296	24,073
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	111	11,572
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	177	4,871
Clean Harbors, Inc.* (Commercial Services & Supplies)	105	24,274
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,009	7,668
CNH Industrial N.V.* (Machinery)	1,821	23,600
CNO Financial Group, Inc.* (Insurance)	206	7,947
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	301	10,138
Coca-Cola Consolidated, Inc. (Beverages)	122	13,621
Cognex Corp. (Electronic Equipment, Instruments & Components)	349	11,070
Coherent Corp.* (Electronic Equipment, Instruments & Components)	324	28,904
Columbia Banking System, Inc. (Banks)	438	10,240

See accompanying notes to financial statements.

126 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Columbia Sportswear Co.* (Textiles, Apparel & Luxury Goods)	64	$3,909
Comerica, Inc. (Banks)	274	16,344
Comfort Systems USA, Inc. (Construction & Engineering)	73	39,143
Commerce Bancshares, Inc. (Banks)	253	15,729
Commercial Metals Co. (Metals & Mining)	235	11,494
CommVault Systems, Inc.* (Software)	92	16,038
Concentrix Corp. (Professional Services)	96	5,074
COPT Defense Properties (Office REITs)	235	6,481
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	394	23,778
Coty, Inc.*—Class A (Personal Care Products)	763	3,548
Cousins Properties, Inc. (Office REITs)	350	10,511
Crane Co. (Machinery)	102	19,369
Crane NXT Co. (Electronic Equipment, Instruments & Components)	103	5,552
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	117	11,850
Crown Holdings, Inc. (Containers & Packaging)	240	24,716
CubeSmart (Specialized REITs)	475	20,188
Cullen/Frost Bankers, Inc. (Banks)	134	17,224
Curtiss-Wright Corp. (Aerospace & Defense)	78	38,107
Cytokinetics, Inc.* (Biotechnology)	249	8,227
Darling Ingredients, Inc.* (Food Products)	329	12,482
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	415	6,590
Dick's Sporting Goods, Inc. (Specialty Retail)	118	23,342
DocuSign, Inc.* (Software)	422	32,870
Dolby Laboratories, Inc.*—Class A (Software)	128	9,505
Donaldson Co., Inc. (Machinery)	249	17,268
Doximity, Inc.*—Class A (Health Care Technology)	278	17,053
Dropbox, Inc.*—Class A (Software)	408	11,669
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	211	23,191
Duolingo, Inc.* (Diversified Consumer Services)	82	33,623
Dynatrace, Inc.* (Software)	624	34,451
Eagle Materials, Inc. (Construction Materials)	69	13,945
East West Bancorp, Inc. (Banks)	287	28,981
EastGroup Properties, Inc. (Industrial REITs)	109	18,216
EchoStar Corp.*—Class A (Media)	279	7,728
elf Beauty, Inc.* (Personal Care Products)	117	14,559
EMCOR Group, Inc. (Construction & Engineering)	93	49,744
Encompass Health Corp. (Health Care Providers & Services)	210	25,752
EnerSys (Electrical Equipment)	82	7,033
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	315	25,406
Envista Holdings Corp.* (Health Care Equipment & Supplies)	353	6,898
EPR Properties (Specialized REITs)	158	9,205
Equitable Holdings, Inc. (Financial Services)	633	35,512
Equity LifeStyle Properties, Inc. (Residential REITs)	398	24,545
Esab Corp. (Machinery)	119	14,345
Essent Group, Ltd. (Financial Services)	211	12,814
Essential Utilities, Inc. (Water Utilities)	537	19,944
Euronet Worldwide, Inc.* (Financial Services)	85	8,617
Evercore Partners, Inc. (Capital Markets)	75	20,252
Exelixis, Inc.* (Biotechnology)	568	25,035
Common Stocks, continued

	Shares	Value
ExlService Holdings, Inc.* (Professional Services)	339	$14,845
Exponent, Inc. (Professional Services)	106	7,919
F.N.B. Corp.* (Banks)	749	10,920
Fabrinet* (Electronic Equipment, Instruments & Components)	75	22,101
Federated Hermes, Inc.—B (Capital Markets)	157	6,958
Fidelity National Financial, Inc. (Insurance)	543	30,440
First American Financial Corp. (Insurance)	214	13,137
First Financial Bankshares, Inc. (Banks)	268	9,643
First Horizon Corp. (Banks)	1,056	22,387
First Industrial Realty Trust, Inc. (Industrial REITs)	276	13,284
FirstCash Holdings, Inc.* (Consumer Finance)	80	10,811
Five Below, Inc.* (Specialty Retail)	115	15,086
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	798	39,836
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	224	17,015
Flowers Foods, Inc. (Food Products)	409	6,536
Flowserve Corp. (Machinery)	272	14,239
Fluor Corp.* (Construction & Engineering)	343	17,586
Fortune Brands Innovations, Inc. (Building Products)	250	12,870
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	464	16,890
FTI Consulting, Inc.* (Professional Services)	70	11,305
GameStop Corp.*(a)—Class A (Specialty Retail)	847	20,658
Gaming and Leisure Properties, Inc. (Specialized REITs)	572	26,700
GATX Corp.* (Trading Companies & Distributors)	74	11,363
Genpact, Ltd. (Professional Services)	335	14,743
Gentex Corp. (Automobile Components)	468	10,291
Glacier Bancorp, Inc. (Banks)	246	10,598
Globus Medical, Inc.* (Health Care Equipment & Supplies)	235	13,870
Graco, Inc. (Machinery)	348	29,919
Graham Holdings Co.—Class B (Diversified Consumer Services)	7	6,623
Grand Canyon Education, Inc.* (Diversified Consumer Services)	58	10,962
Graphic Packaging Holding Co. (Containers & Packaging)	628	13,232
Greif, Inc.*—Class A (Containers & Packaging)	54	3,509
Guidewire Software, Inc.* (Software)	175	41,205
GXO Logistics, Inc.* (Air Freight & Logistics)	238	11,591
H&R Block, Inc. (Diversified Consumer Services)	279	15,314
Haemonetics Corp.* (Health Care Equipment & Supplies)	105	7,834
Halozyme Therapeutics, Inc.* (Biotechnology)	257	13,369
Hamilton Lane, Inc.—Class A (Capital Markets)	90	12,791
Hancock Whitney Corp. (Banks)	178	10,217
Harley-Davidson, Inc. (Automobiles)	228	5,381
Healthcare Realty Trust, Inc. (Health Care REITs)	732	11,610
HealthEquity, Inc.* (Health Care Providers & Services)	180	18,857
Hexcel Corp. (Aerospace & Defense)	167	9,434
HF Sinaclair Corp. (Oil, Gas & Consumable Fuels)	333	13,680

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 127

Common Stocks, continued

	Shares	Value
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	120	$4,984
Hims & Hers Health, Inc.* (Health Care Providers & Services)	408	20,339
Home BancShares, Inc. (Banks)	382	10,872
Houlihan Lokey, Inc. (Capital Markets)	112	20,154
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	87	12,150
IDACORP, Inc. (Electric Utilities)	112	12,930
Illumina, Inc.* (Life Sciences Tools & Services)	330	31,486
Independence Realty Trust, Inc.* (Residential REITs)	486	8,597
Ingredion, Inc. (Food Products)	134	18,173
Insperity, Inc. (Professional Services)	74	4,449
Interactive Brokers Group, Inc.—A (Capital Markets)	907	50,257
International Bancshares Corp. (Banks)	111	7,388
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	55	3,776
Iridium Communications, Inc.* (Diversified Telecommunication Services)	225	6,788
ITT, Inc. (Machinery)	164	25,720
Janus Henderson Group PLC (Capital Markets)	262	10,176
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	128	13,583
Jefferies Financial Group, Inc. (Capital Markets)	339	18,540
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	99	25,322
KB Home (Household Durables)	149	7,893
KBR, Inc. (Professional Services)	270	12,944
Kemper Corp.* (Insurance)	125	8,068
Kilroy Realty Corp.* (Office REITs)	222	7,617
Kinsale Capital Group, Inc. (Insurance)	46	22,259
Kirby Corp.* (Marine Transportation)	117	13,269
Kite Realty Group Trust (Retail REITs)	458	10,374
Knife River Corp.* (Construction Materials)	118	9,634
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	337	14,906
Kyndryl Holdings, Inc.* (IT Services)	484	20,309
Lamar Advertising Co.—Class A (Specialized REITs)	183	22,209
Lancaster Colony Corp. (Food Products)	40	6,911
Landstar System, Inc. (Ground Transportation)	73	10,148
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	144	11,788
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	286	14,011
Lear Corp. (Automobile Components)	111	10,543
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	176	16,942
Lincoln Electric Holdings, Inc. (Machinery)	116	24,049
Lithia Motors, Inc.—A (Specialty Retail)	54	18,242
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	51	11,563
LivaNova PLC* (Health Care Equipment & Supplies)	114	5,132
Louisiana-Pacific Corp. (Paper & Forest Products)	129	11,093
Lumentum Holdings, Inc.* (Communications Equipment)	144	13,689

Common Stocks, continued

	Shares	Value
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	124	$17,768
Macy's, Inc. (Broadline Retail)	580	6,763
Manhattan Associates, Inc.* (Software)	126	24,881
ManpowerGroup, Inc. (Professional Services)	96	3,878
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	342	15,472
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	66	4,772
Masimo Corp.* (Health Care Equipment & Supplies)	94	15,813
MasTec, Inc.* (Construction & Engineering)	128	21,815
Matador Resources Co. (Oil, Gas & Consumable Fuels)	242	11,548
Mattel, Inc.* (Leisure Products)	672	13,252
Maximus, Inc. (Professional Services)	117	8,213
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	49	15,379
MGIC Investment Corp. (Financial Services)	494	13,753
MKS Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	140	13,910
Morningstar, Inc. (Capital Markets)	55	17,266
MSA Safety, Inc. (Commercial Services & Supplies)	82	13,737
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	93	7,907
Mueller Industries, Inc. (Machinery)	230	18,278
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	279	6,278
Murphy USA, Inc. (Specialty Retail)	37	15,052
National Fuel Gas Co.* (Gas Utilities)	188	15,925
National Retail Properties, Inc. (Retail REITs)	391	16,883
National Storage Affiliates Trust (Specialized REITs)	146	4,671
Neurocrine Biosciences, Inc.* (Biotechnology)	206	25,892
New Jersey Resources Corp. (Gas Utilities)	209	9,367
New York Community Bancorp, Inc. (Banks)	631	6,689
NewMarket Corp. (Chemicals)	16	11,054
Nexstar Media Group, Inc. (Media)	59	10,204
NEXTracker, Inc.*—Class A (Electrical Equipment)	299	16,257
NorthWestern Energy Group, Inc. (Multi-Utilities)	128	6,566
NOV, Inc. (Energy Equipment & Services)	782	9,720
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	75	9,670
nVent Electric PLC (Electrical Equipment)	343	25,124
OGE Energy Corp. (Electric Utilities)	419	18,595
Okta, Inc.* (IT Services)	348	34,789
Old National Bancorp* (Banks)	678	14,469
Old Republic International Corp. (Insurance)	473	18,182
Olin Corp. (Chemicals)	240	4,822
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	128	16,868
Omega Healthcare Investors, Inc. (Health Care REITs)	602	22,063
ONE Gas, Inc.* (Gas Utilities)	125	8,983
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	102	10,295

See accompanying notes to financial statements.

128 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Option Care Health, Inc.* (Health Care Providers & Services)	341	$11,076
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	120	10,051
Oshkosh Corp. (Machinery)	134	15,214
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	541	20,585
Owens Corning (Building Products)	177	24,341
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	416	4,256
Parsons Corp.* (Professional Services)	98	7,033
Paylocity Holding Corp.* (Professional Services)	90	16,308
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	205	4,442
Pegasystems, Inc. (Software)	185	10,014
Penske Automotive Group, Inc.* (Specialty Retail)	39	6,701
Penumbra, Inc.* (Health Care Equipment & Supplies)	81	20,786
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	325	28,428
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,328	18,087
Perrigo Co. PLC (Pharmaceuticals)	286	7,642
Pilgrim's Pride Corp.* (Food Products)	84	3,778
Pinnacle Financial Partners, Inc. (Banks)	160	17,666
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	175	19,084
Polaris Industries, Inc.* (Leisure Products)	110	4,472
Portland General Electric Co. (Electric Utilities)	228	9,264
Post Holdings, Inc.* (Food Products)	94	10,249
PotlatchDeltic Corp. (Specialized REITs)	149	5,717
Power Integrations, Inc.* (Semiconductors & Semiconductor Equipment)	117	6,540
Primerica, Inc. (Insurance)	68	18,610
Prosperity Bancshares, Inc.* (Banks)	198	13,908
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	647	37,254
PVH Corp. (Textiles, Apparel & Luxury Goods)	100	6,860
Qualys, Inc.* (Software)	76	10,858
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	224	14,340
Range Resources Corp. (Oil, Gas & Consumable Fuels)	497	20,213
Rayonier, Inc. (Specialized REITs)	292	6,477
Rb Global, Inc. (Commercial Services & Supplies)	386	40,990
RBC Bearings, Inc.* (Machinery)	65	25,012
Regal Rexnord Corp. (Electrical Equipment)	138	20,004
Reinsurance Group of America, Inc. (Insurance)	138	27,374
Reliance Steel & Aluminum Co. (Metals & Mining)	109	34,214
RenaissanceRe Holdings, Ltd. (Insurance)	101	24,533
Repligen Corp.* (Life Sciences Tools & Services)	109	13,557
Rexford Industrial Realty, Inc. (Industrial REITs)	492	17,500
RH* (Specialty Retail)	32	6,048
RLI Corp.* (Insurance)	174	12,566
Roivant Sciences, Ltd.* (Biotechnology)	876	9,873
Royal Gold, Inc. (Metals & Mining)	137	24,364
RPM International, Inc. (Chemicals)	267	29,327
Ryan Specialty Holdings, Inc. (Insurance)	224	15,230
Ryder System, Inc. (Ground Transportation)	86	13,674

Common Stocks, continued

	Shares	Value
Sabra Health Care REIT, Inc. (Health Care REITs)	495	$9,128
Saia, Inc.* (Ground Transportation)	55	15,069
Sarepta Therapeutics, Inc.* (Biotechnology)	205	3,506
Science Applications International Corp. (Professional Services)	98	11,036
SEI Investments Co. (Capital Markets)	197	17,702
Selective Insurance Group, Inc. (Insurance)	127	11,005
Sensata Technologies Holding PLC (Electrical Equipment)	305	9,184
Service Corp. International (Diversified Consumer Services)	296	24,094
Shift4 Payments, Inc.*(a)—Class A (Financial Services)	140	13,875
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	68	10,020
Siligan Holdings, Inc. (Containers & Packaging)	169	9,156
Simpson Manufacturing Co., Inc. (Building Products)	87	13,512
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	271	17,099
SLM Corp. (Consumer Finance)	437	14,329
Sonoco Products Co.* (Containers & Packaging)	205	8,930
Sotera Health Co.* (Life Sciences Tools & Services)	319	3,547
SouthState Corp. (Banks)	205	18,866
Southwest Gas Holdings, Inc. (Gas Utilities)	126	9,373
Spire, Inc.* (Gas Utilities)	123	8,978
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	204	33,587
STAG Industrial, Inc. (Industrial REITs)	388	14,077
Starwood Property Trust, Inc. (Mortgage REITs)	671	13,467
Stifel Financial Corp. (Capital Markets)	214	22,209
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	80	5,186
Synovus Financial Corp. (Banks)	289	14,956
Taylor Morrison Home Corp.* (Household Durables)	209	12,837
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	155	21,034
Tempur Sealy International, Inc. (Household Durables)	430	29,261
Tenet Healthcare Corp.* (Health Care Providers & Services)	193	33,968
Terex Corp. (Machinery)	137	6,397
Tetra Tech, Inc. (Commercial Services & Supplies)	549	19,742
Texas Capital Bancshares, Inc.* (Banks)	96	7,622
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	138	25,862
The Boston Beer Co., Inc.*—Class A (Beverages)	17	3,244
The Brink's Co. (Commercial Services & Supplies)	87	7,768
The Carlyle Group, Inc. (Capital Markets)	444	22,822
The Ensign Group, Inc. (Health Care Providers & Services)	119	18,357
The Gap, Inc. (Specialty Retail)	463	10,098
The Goodyear Tire & Rubber Co.* (Automobile Components)	595	6,170
The Hanover Insurance Group, Inc.* (Insurance)	75	12,740
The Middleby Corp.* (Machinery)	111	15,984

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 129

Common Stocks, continued

	Shares	Value
The New York Times Co.—Class A (Media)	338	$18,921
The Scotts Miracle-Gro Co.* (Chemicals)	90	5,936
The Timken Co. (Machinery)	133	9,649
The Toro Co. (Machinery)	208	14,701
The Wendy's Co. (Hotels, Restaurants & Leisure)	336	3,837
The Western Union Co. (Financial Services)	688	5,793
Thor Industries, Inc. (Automobiles)	111	9,858
Toll Brothers, Inc. (Household Durables)	207	23,624
TopBuild Corp.* (Household Durables)	59	19,101
Travel + Leisure Co.* (Hotels, Restaurants & Leisure)	138	7,122
Trex Co., Inc.* (Building Products)	223	12,127
TXNM Energy, Inc. (Electric Utilities)	193	10,870
UFP Industries, Inc. (Building Products)	126	12,519
UGI Corp. (Gas Utilities)	446	16,244
UMB Financial Corp. (Banks)	149	15,669
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	393	2,684
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	267	1,733
United Bankshares, Inc. (Banks)	295	10,747
United Therapeutics Corp.* (Biotechnology)	94	27,010
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	92	14,210
Unum Group (Insurance)	334	26,974
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	482	37,119
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	78	12,256
Valaris, Ltd.* (Energy Equipment & Services)	136	5,727
Valley National Bancorp* (Banks)	992	8,859
Valmont Industries, Inc. (Construction & Engineering)	42	13,716
Valvoline, Inc.* (Specialty Retail)	265	10,036
VF Corp. (Textiles, Apparel & Luxury Goods)	689	8,096
Viper Energy, Inc. (Oil & Gas Producers)	273	10,409
Visteon Corp.* (Automobile Components)	57	5,318
Vontier Corp.* (Electronic Equipment, Instruments & Components)	308	11,365
Vornado Realty Trust (Office REITs)	348	13,307
Voya Financial, Inc. (Financial Services)	200	14,200
Warner Music Group Corp.*—Class A (Entertainment)	304	8,281
Watsco, Inc. (Trading Companies & Distributors)	73	32,238
Watts Water Technologies, Inc.—Class A (Machinery)	57	14,016
Weatherford International PLC (Energy Equipment & Services)	151	7,597
Webster Financial Corp. (Banks)	350	19,110
WESCO International, Inc. (Trading Companies & Distributors)	92	17,038
Western Alliance Bancorp (Banks)	227	17,701
Westlake Corp.* (Chemicals)	69	5,239
WEX, Inc.* (Financial Services)	71	10,429
Whirlpool Corp. (Household Durables)	116	11,765
Wingstop, Inc. (Hotels, Restaurants & Leisure)	58	19,531
Wintrust Financial Corp. (Banks)	139	17,233
Woodward, Inc. (Aerospace & Defense)	124	30,391
WP Carey, Inc. (Equity REIT—Diversified)	456	28,445
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	160	12,994
XPO, Inc.* (Ground Transportation)	245	30,941

Common Stocks, continued

	Shares	Value
YETI Holdings, Inc.* (Leisure Products)	172	$5,421
Zions Bancorp N.A. (Banks)	307	15,946
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	541	5,475
TOTAL COMMON STOCKS (Cost $3,485,729)		6,051,697

Repurchase Agreements(b)(c) (33.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $3,033,358	$3,033,000	$3,033,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,033,000)		3,033,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(e)	35,055	$35,055
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $35,055)		35,055
TOTAL INVESTMENT SECURITIES (Cost $6,553,784)—99.6%		9,119,752
Net other assets (liabilities)—0.4%		33,715
NET ASSETS—100.0%		$9,153,467

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $34,952.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $1,418,000.

(d)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

130 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P MidCap 400 Futures Contracts	3	9/22/25	$937,650	$9,079

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/28/25	4.98%	$4,304,767	$370
SPDR S&P MidCap 400 ETF	Goldman Sachs International	7/28/25	4.75%	2,823,865	(1,269)
				$7,128,632	$(899)
S&P MidCap 400	UBS AG	7/28/25	5.13%	$3,603,984	$264
SPDR S&P MidCap 400 ETF	UBS AG	7/28/25	5.13%	594,685	(286)
				$4,198,669	$(22)
				$11,327,301	$(921)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 131

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Aerospace & Defense	$105,303	1.1%
Air Freight & Logistics	11,591	0.1%
Automobile Components	48,884	0.5%
Automobiles	15,239	0.2%
Banks	401,037	4.4%
Beverages	32,035	0.3%
Biotechnology	134,845	1.5%
Broadline Retail	23,631	0.3%
Building Products	136,258	1.5%
Capital Markets	230,737	2.5%
Chemicals	89,235	1.0%
Commercial Services & Supplies	106,511	1.2%
Communications Equipment	37,762	0.4%
Construction & Engineering	173,041	1.9%
Construction Materials	23,579	0.2%
Consumer Finance	47,576	0.5%
Consumer Staples Distribution & Retail	201,596	2.2%
Containers & Packaging	80,974	0.9%
Diversified Consumer Services	90,616	1.0%
Diversified Telecommunication Services	23,678	0.2%
Electric Utilities	59,411	0.6%
Electrical Equipment	96,696	1.1%
Electronic Equipment, Instruments & Components	197,418	2.2%
Energy Equipment & Services	32,955	0.4%
Entertainment	8,281	0.1%
Equity REIT—Diversified	28,445	0.3%
Financial Services	114,993	1.3%
Food Products	58,129	0.6%
Gas Utilities	68,870	0.8%
Ground Transportation	90,655	1.0%
Health Care Equipment & Supplies	88,711	0.9%
Health Care Providers & Services	154,004	1.7%
Health Care REITs	42,801	0.5%
Health Care Technology	17,053	0.2%
Hotel & Resort REITs	4,256	0.1%
Hotels, Restaurants & Leisure	193,316	2.1%
Household Durables	104,481	1.1%
Independent Power/Renewable Electricity Producers	10,051	0.1%
Industrial REITs	63,077	0.7%
Industrial Support Services	25,882	0.3%

	Value	% of Net Assets
Insurance	$274,449	3.0%
Interactive Media & Services	5,475	0.1%
IT Services	59,642	0.6%
Leisure Facilities & Services	14,403	0.2%
Leisure Products	30,713	0.3%
Life Sciences Tools & Services	101,956	1.1%
Machinery	316,545	3.5%
Marine Transportation	13,269	0.1%
Media	36,853	0.4%
Metals & Mining	147,775	1.6%
Mortgage REITs	37,180	0.4%
Multi-Utilities	15,038	0.2%
Office REITs	37,916	0.4%
Oil & Gas Producers	10,410	0.1%
Oil, Gas & Consumable Fuels	182,372	2.0%
Paper & Forest Products	11,092	0.1%
Passenger Airlines	27,924	0.3%
Personal Care Products	33,401	0.4%
Pharmaceuticals	21,225	0.2%
Professional Services	139,676	1.5%
Real Estate Management & Development	25,322	0.3%
Residential REITs	57,020	0.6%
Retail—Discretionary	13,272	0.2%
Retail REITs	60,575	0.7%
Semiconductors & Semiconductor Equipment	157,533	1.7%
Software	216,665	2.4%
Specialized REITs	95,167	1.0%
Specialty Retail	210,762	2.3%
Technology Hardware, Storage & Peripherals	37,254	0.4%
Textiles, Apparel & Luxury Goods	56,568	0.6%
Trading Companies & Distributors	110,688	1.2%
Water Utilities	19,944	0.2%
Other**	3,101,770	33.9%
Total	$9,153,467	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

132 :: ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks (70.3%)

	Shares	Value
Adobe, Inc.* (Software)	4,701	$1,818,723
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	17,886	2,538,023
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	4,761	630,071
Alphabet, Inc.—Class A (Interactive Media & Services)	26,095	4,598,722
Alphabet, Inc.—Class C (Interactive Media & Services)	24,476	4,341,798
Amazon.com, Inc.* (Broadline Retail)	47,600	10,442,965
American Electric Power Co., Inc. (Electric Utilities)	5,891	611,250
Amgen, Inc. (Biotechnology)	5,932	1,656,273
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,473	1,302,683
ANSYS, Inc.* (Software)	969	340,332
Apple, Inc. (Technology Hardware, Storage & Peripherals)	66,967	13,739,619
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,853	1,620,719
AppLovin Corp*—Class A (Software)	3,394	1,188,172
ARM Holdings PLC*ADR(a) (Semiconductors & Semiconductor Equipment)	1,476	238,728
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	964	772,540
AstraZeneca PLCADR (Pharmaceuticals)	6,573	459,321
Atlassian Corp.*—Class A (Software)	1,822	370,030
Autodesk, Inc.* (Software)	2,361	730,895
Automatic Data Processing, Inc. (Professional Services)	4,477	1,380,706
Axon Enterprise, Inc.* (Aerospace & Defense)	858	710,373
Baker Hughes Co. (Energy Equipment & Services)	10,927	418,941
Biogen, Inc.* (Biotechnology)	1,617	203,079
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	359	2,078,337
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	34,868	9,611,364
Cadence Design Systems, Inc.* (Software)	3,013	928,456
CDW Corp. (Electronic Equipment, Instruments & Components)	1,452	259,313
Charter Communications, Inc.*—Class A (Media)	1,548	632,838
Cintas Corp. (Commercial Services & Supplies)	4,455	992,886
Cisco Systems, Inc. (Communications Equipment)	43,681	3,030,588
Coca-Cola European Partners PLC (Beverages)	5,065	469,627
Cognizant Technology Solutions Corp.—Class A (IT Services)	5,437	424,249
Comcast Corp.—Class A (Media)	41,079	1,466,109
Constellation Energy Corp. (Electric Utilities)	3,458	1,116,104
Copart, Inc.* (Commercial Services & Supplies)	10,655	522,841
CoStar Group, Inc.* (Real Estate Management & Development)	4,654	374,182
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	4,895	4,845,756

Common Stocks, continued

	Shares	Value
Crowdstrike Holdings, Inc.*—Class A (Software)	2,746	$1,398,565
CSX Corp. (Ground Transportation)	20,720	676,094
Datadog, Inc.*—Class A (Software)	3,523	473,245
Dexcom, Inc.* (Health Care Equipment & Supplies)	4,325	377,529
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,222	442,703
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	4,397	1,083,904
Electronic Arts, Inc. (Entertainment)	2,766	441,730
Exelon Corp. (Electric Utilities)	11,135	483,482
Fastenal Co. (Trading Companies & Distributors)	12,653	531,426
Fortinet, Inc.* (Software)	8,444	892,700
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	5,049	373,979
Gilead Sciences, Inc. (Biotechnology)	13,722	1,521,358
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	6,097	232,905
Honeywell International, Inc. (Industrial Conglomerates)	7,089	1,650,886
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	887	475,734
Intel Corp. (Semiconductors & Semiconductor Equipment)	48,115	1,077,776
Intuit, Inc. (Software)	3,076	2,422,750
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	3,953	2,148,100
Keurig Dr Pepper, Inc. (Beverages)	14,980	495,239
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,460	1,307,780
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	14,109	1,373,370
Linde PLC (Chemicals)	5,193	2,436,452
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,268	301,251
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	3,022	825,641
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,509	735,997
MercadoLibre, Inc.* (Broadline Retail)	559	1,461,019
Meta Platforms, Inc.—Class A (Interactive Media & Services)	9,735	7,185,306
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,950	418,702
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	12,328	1,519,426
Microsoft Corp. (Software)	33,325	16,576,187
MicroStrategy, Inc.*—Class A (Software)	2,800	1,131,844
Mondelez International, Inc.—Class A (Food Products)	14,281	963,111
Monster Beverage Corp.* (Beverages)	10,757	673,818
Netflix, Inc.* (Entertainment)	4,694	6,285,876
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	109,401	17,284,265
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,788	609,150

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraNasdaq-100 :: 133

Common Stocks, continued

	Shares	Value
Old Dominion Freight Line, Inc. (Ground Transportation)	2,331	$378,321
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,608	241,505
O'Reilly Automotive, Inc.* (Specialty Retail)	9,429	849,835
PACCAR, Inc. (Machinery)	5,791	550,492
Palantir Technologies, Inc.*—Class A (Software)	24,961	3,402,684
Palo Alto Networks, Inc.* (Software)	7,355	1,505,127
Paychex, Inc. (Professional Services)	3,974	578,058
PayPal Holdings, Inc.* (Financial Services)	10,727	797,231
PDD Holdings, Inc.*ADR (Broadline Retail)	7,368	771,135
PepsiCo, Inc. (Beverages)	15,125	1,997,105
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	12,112	1,928,957
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,171	614,775
Roper Technologies, Inc. (Software)	1,186	672,272
Ross Stores, Inc. (Specialty Retail)	3,627	462,733
Shopify, Inc.*—Class A (It Services)	13,437	1,549,958
Starbucks Corp. (Hotels, Restaurants & Leisure)	12,534	1,148,490
Synopsys, Inc.* (Software)	1,711	877,195
Take-Two Interactive Software, Inc.* (Entertainment)	2,009	487,886
Tesla, Inc.* (Automobiles)	16,319	5,183,894
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	10,022	2,080,768
The Kraft Heinz Co. (Food Products)	13,054	337,054
The Trade Desk, Inc.*—Class A (Media)	4,941	355,703
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	12,524	2,983,968
Verisk Analytics, Inc. (Professional Services)	1,543	480,645
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,833	1,261,252
Warner Bros. Discovery, Inc.* (Entertainment)	27,289	312,732
Workday, Inc.*—Class A (Software)	2,384	572,160
Xcel Energy, Inc. (Electric Utilities)	6,361	433,184
Zscaler, Inc.* (Software)	1,718	539,349
TOTAL COMMON STOCKS (Cost $75,024,150)		188,510,381

Repurchase Agreements(b)(c) (27.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $72,999,615	$72,991,000	$72,991,000
TOTAL REPURCHASE AGREEMENTS (Cost $72,991,000)		72,991,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(e)	120,328	$120,328
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $120,328)		120,328
TOTAL INVESTMENT SECURITIES (Cost $148,135,478)—97.5%		261,621,709
Net other assets (liabilities)—2.5%		6,798,776
NET ASSETS—100.0%		$268,420,485

*  Non-income producing security.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $115,159.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $41,190,000.

(d)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

ADR  American Depositary Receipt

NM  Not meaningful, amount is less than 0.05%

NYS  New York Shares

See accompanying notes to financial statements.

134 :: ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Index Futures Contracts	52	9/22/25	$23,808,980	$730,335

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	7/28/25	4.88%	$75,681,728	$456,402
Nasdaq-100 Index	Goldman Sachs International	7/28/25	5.08%	101,529,392	588,785
				$177,211,120	$1,045,187
Invesco QQQ Trust, Series 1 ETF	UBS AG	7/28/25	5.13%	$16,648,222	$100,053
Nasdaq-100 Index	UBS AG	7/28/25	5.13%	127,771,274	766,124
				$144,419,496	$866,177
				$321,630,616	$1,911,364

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Aerospace & Defense	$710,373	0.3%
Automobiles	5,183,894	1.9%
Beverages	3,635,789	1.4%
Biotechnology	5,256,737	2.0%
Broadline Retail	12,675,118	4.7%
Chemicals	2,436,452	0.9%
Commercial Services & Supplies	1,515,727	0.6%
Communications Equipment	3,030,588	1.1%
Consumer Staples Distribution & Retail	4,845,756	1.8%
Electric Utilities	2,644,020	1.0%
Electronic Equipment, Instruments & Components	259,313	0.1%
Energy Equipment & Services	418,941	0.1%
Entertainment	7,528,224	2.8%
Financial Services	797,231	0.3%
Food Products	1,300,165	0.5%
Ground Transportation	1,054,415	0.4%
Health Care Equipment & Supplies	3,375,342	1.2%
Hotels, Restaurants & Leisure	5,766,443	2.2%
Industrial Conglomerates	1,650,886	0.6%
Interactive Media & Services	16,125,826	6.0%
It Services	1,549,958	0.6%
IT Services	424,249	0.2%

	Value	% of Net Assets
Machinery	$550,492	0.2%
Media	2,454,650	0.9%
Oil, Gas & Consumable Fuels	442,703	0.2%
Pharmaceuticals	459,321	0.2%
Professional Services	2,439,409	0.9%
Real Estate Management & Development	374,182	0.1%
Semiconductors & Semiconductor Equipment	44,894,658	16.7%
Software	35,840,686	13.4%
Specialty Retail	1,312,568	0.5%
Technology Hardware, Storage & Peripherals	13,739,619	5.1%
Textiles, Apparel & Luxury Goods	301,252	0.1%
Trading Companies & Distributors	531,426	0.2%
Wireless Telecommunication Services	2,983,968	1.1%
Other**	79,910,104	29.7%
Total	$268,420,485	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraShort Dow 30 :: 135

Repurchase Agreements(a) (42.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%, dated 6/30/25, due 7/1/25, total to be received $1,000	$1,000	$1,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,000)		1,000
TOTAL INVESTMENT SECURITIES (Cost $1,000)—42.2%		1,000
Net other assets (liabilities)—57.8%		1,368
NET ASSETS—100.0%		$2,368

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/28/25	(4.83)%	$(1,718)	$(11)
Dow Jones Industrial Average	UBS AG	7/28/25	(4.73)%	(3,012)	(18)
				$(4,730)	$(29)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

136 :: ProFund VP UltraShort Nasdaq-100 :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Repurchase Agreements(a)(b) (101.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $242,029	$242,000	$242,000
TOTAL REPURCHASE AGREEMENTS (Cost $242,000)		242,000
TOTAL INVESTMENT SECURITIES (Cost $242,000)—101.1%		242,000
Net other assets (liabilities)—(1.1)%		(2,676)
NET ASSETS—100.0%		$239,324

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $95,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/28/25	(4.83)%	$(139,959)	$(911)
Nasdaq-100 Index	UBS AG	7/28/25	(4.73)%	(336,711)	(2,030)
				$(476,670)	$(2,941)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 137

Common Stocks (67.4%)

	Shares	Value
10X Genomics Inc*—Class A (Medical Equipment & Devices)	369	$4,272
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	76	374
1st Source Corp. (Banks)	67	4,159
3D Systems Corp.* (Machinery)	460	708
4D Molecular Therapeutics, Inc.* (Biotechnology)	140	519
89bio, Inc.* (Biotechnology)	436	4,282
8x8, Inc.* (Software)	455	892
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	96	684
A10 Networks, Inc.* (Software)	258	4,992
AAR Corp. (Aerospace & Defense)	125	8,599
Aardvark Therapeutics, Inc.* (Biotech & Pharma)	20	270
Abeona Therapeutics, Inc.* (Biotech & Pharma)	152	863
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	165	13,670
ABM Industries, Inc. (Commercial Services & Supplies)	216	10,197
Absci Corp.* (Biotechnology)	381	979
Acacia Research Corp.* (Financial Services)	119	426
Academy Sports & Outdoors, Inc. (Specialty Retail)	232	10,396
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	434	9,361
Acadia Realty Trust (Retail REITs)	461	8,561
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	189	2,225
ACCO Brands Corp. (Commercial Services & Supplies)	305	1,092
Accuray, Inc.* (Health Care Equipment & Supplies)	354	485
ACI Worldwide, Inc.* (Software)	368	16,895
Aclaris Therapeutics, Inc.* (Biotech & Pharma)	317	450
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	176	4,558
Acme United Corp. (Wholesale—Discretionary)	12	497
ACNB Corp. (Banks)	36	1,542
ACRES Commercial Realty Corp.* (Specialty Finance)	21	377
Actuate Therapeutics, Inc.* (Biotech & Pharma)	21	128
Acuren Corp.* (Asset Management)	361	3,985
Acushnet Holdings Corp. (Leisure Products)	98	7,136
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	586	9,505
AdaptHealth Corp.* (Health Care Providers & Services)	323	3,046
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	522	6,080
ADC Therapeutics SA* (Biotechnology)	253	678
Addus HomeCare Corp.* (Health Care Providers & Services)	63	7,257
Adeia, Inc. (Software)	380	5,373
Adient PLC (Automobile Components)	294	5,721
ADMA Biologics, Inc.* (Biotechnology)	809	14,731
Adtalem Global Education, Inc.* (Diversified Consumer Services)	129	16,413
ADTRAN Holdings, Inc. (Communications Equipment)	260	2,332
Advance Auto Parts, Inc. (Specialty Retail)	210	9,763

Common Stocks, continued

	Shares	Value
Advanced Emissions Solutions, Inc.* (Chemicals)	110	$591
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	132	17,490
AdvanSix, Inc. (Chemicals)	92	2,185
Advantage Solutions, Inc.* (Media)	329	434
Aehr Test Systems*(a) (Semiconductors & Semiconductor Equipment)	99	1,280
Aeluma, Inc.* (Semiconductors)	34	557
AeroVironment, Inc.* (Aerospace & Defense)	99	28,211
AerSale Corp.* (Aerospace & Defense)	112	673
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	107	4,044
AFC Gamma, Inc. (Mortgage REITs)	64	287
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	97	732
agilon health, Inc.* (Health Care Providers & Services)	1,077	2,477
Agilysys, Inc.* (Software)	90	10,318
Agios Pharmaceuticals, Inc.* (Biotechnology)	197	6,552
AirJoule Technologies Corp.* (Electrical Equipment)	75	347
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	45	217
Airship AI Holdings, Inc.* (Software)	70	412
Akebia Therapeutics, Inc.* (Biotechnology)	873	3,178
Akero Therapeutics, Inc. (Biotechnology)	244	13,020
Alamo Group, Inc. (Machinery)	36	7,862
Alarm.com Holdings, Inc.* (Software)	166	9,391
Albany International Corp. (Machinery)	106	7,434
Aldeyra Therapeutics, Inc.* (Biotechnology)	189	724
Alector, Inc.* (Biotechnology)	278	389
Alerus Financial Corp. (Financial Services)	79	1,710
Alexander & Baldwin, Inc. (Equity REIT— Diversified)	255	4,547
Alexander's, Inc. (Retail REITs)	8	1,803
Alico, Inc. (Food Products)	19	621
Alight, Inc.—Class A (Professional Services)	1,506	8,524
Alignment Healthcare, Inc.* (Health Care Providers & Services)	445	6,230
Alkami Technology, Inc.* (Software)	238	7,173
Alkermes PLC* (Biotechnology)	566	16,192
Allegiant Travel Co.* (Passenger Airlines)	50	2,748
ALLETE, Inc. (Electric Utilities)	204	13,070
Allied Motion Technologies, Inc. (Electrical Equipment)	50	1,816
Allogene Therapeutics, Inc.* (Biotechnology)	529	598
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	86	2,207
Alpha Metallurgical Resources, Inc. (Metals & Mining)	41	4,612
Alpha Teknova, Inc.* (Biotech & Pharma)	38	187
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	405	4,496
Alpine Income Property Trust, Inc. (Equity REIT—Diversified)	44	647
Alta Equipment Group, Inc. (Trading Companies & Distributors)	71	449
AlTi Global, Inc.* (Capital Markets)	149	618
Altice USA, Inc.*—Class A (Cable & Satellite)	912	1,952

See accompanying notes to financial statements.

138 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Altimmune, Inc.* (Biotechnology)	271	$1,049
Alumis, Inc.* (Pharmaceuticals)	168	504
Amalgamated Financial Corp. (Banks)	82	2,558
A-Mark Precious Metals, Inc.* (Distributors)	66	1,464
Ambac Financial Group, Inc.* (Insurance)	166	1,179
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	142	9,381
AMC Entertainment Holdings, Inc.* (Entertainment)	1,519	4,709
AMC Networks, Inc.*—Class A (Media)	113	709
Amerant Bancorp, Inc.* (Banks)	130	2,370
Ameresco, Inc.*—Class A (Construction & Engineering)	112	1,701
American Assets Trust, Inc. (Equity REIT—Diversified)	182	3,595
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	404	1,648
American Battery Technology Co.* (Metals & Mining)	283	458
American Eagle Outfitters, Inc. (Specialty Retail)	567	5,455
American Healthcare REIT, Inc. (Health Care REITs)	556	20,428
American Outdoor Brands Inc.* (Leisure Products)	43	449
American Public Education, Inc.* (Diversified Consumer Services)	61	1,858
American Reality Investors, Inc.* (Real Estate Management & Development)	5	71
American States Water Co. (Water Utilities)	135	10,349
American Superconductor Corp.* (Electrical Equipment)	133	4,880
American Vanguard Corp.* (Chemicals)	91	357
American Woodmark Corp.* (Building Products)	51	2,722
America's Car-Mart, Inc.* (Specialty Retail)	26	1,457
Ameris Bancorp (Banks)	231	14,946
AMERISAFE, Inc. (Insurance)	66	2,886
Ames National Corp.* (Banks)	31	552
Amicus Therapeutics, Inc.* (Biotechnology)	972	5,570
AMMO, Inc.* (Leisure Products)	307	393
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	134	2,770
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	525	4,247
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	130	2,985
Amplitude, Inc.*—Class A (Software)	304	3,770
Amprius Technologies, Inc.* (Electrical Equipment)	325	1,368
Amylyx Pharmaceuticals, Inc.* (Biotech & Pharma)	242	1,551
AnaptysBio, Inc.* (Biotechnology)	68	1,510
Anavex Life Sciences Corp.*(a) (Biotechnology)	292	2,692
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	43	405
Angi, Inc.* (Interactive Media & Services)	151	2,304
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	136	1,349
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	63	4,111
Anika Therapeutics, Inc.* (Biotechnology)	43	455
Annexon, Inc.* (Biotechnology)	334	802

Common Stocks, continued

	Shares	Value
Anteris Technologies Global Corp.* (Medical Equipment & Devices)	75	$284
Anterix, Inc.* (Diversified Telecommunication Services)	45	1,154
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	368	1,332
Apartment Investment and Management Co.* (Residential REITs)	461	3,988
Apogee Enterprises, Inc. (Building Products)	74	3,004
Apogee Therapeutics, Inc.* (Biotechnology)	111	4,821
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	488	4,724
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	142	3,533
Appian Corp.*—Class A (Software)	138	4,121
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	782	9,126
Applied Digital Corp.*(a) (IT Services)	617	6,213
Applied Optoelectronics, Inc.* (Communications Equipment)	188	4,830
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	300	993
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	666	7,126
Arbutus Biopharma Corp.* (Biotechnology)	528	1,632
ArcBest Corp. (Ground Transportation)	81	6,238
Arcellx, Inc.* (Biotechnology)	128	8,429
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	1,903	20,648
Archrock, Inc. (Energy Equipment & Services)	577	14,327
Arcosa, Inc. (Construction & Engineering)	170	14,741
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	88	1,145
Arcus Biosciences, Inc.* (Biotechnology)	241	1,962
Arcutis Biotherapeutics, Inc.* (Biotechnology)	374	5,243
Ardagh Metal Packaging SA (Containers & Packaging)	487	2,084
Ardelyx, Inc.* (Biotechnology)	824	3,230
Ardent Health Partners, Inc.* (Health Care Providers & Services)	81	1,106
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	120	1,152
Ares Commercial Real Estate Corp. (Mortgage REITs)	185	882
Argan, Inc. (Construction & Engineering)	46	10,142
Arhaus, Inc. (Specialty Retail)	179	1,552
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	108	2,554
Arko Corp. (Specialty Retail)	268	1,134
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	347	5,885
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	279	1,917
ARMOUR Residential REIT, Inc.(a) (Mortgage REITs)	288	4,841
Array Technologies, Inc.* (Electrical Equipment)	530	3,127
ArriVent Biopharma, Inc.* (Biotechnology)	80	1,742
Arrow Financial Corp. (Banks)	58	1,532
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	421	6,652
ARS Pharmaceuticals, Inc.* (Biotechnology)	191	3,333
Arteris, Inc.* (Software)	98	934
See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 139

Common Stocks, continued

	Shares	Value
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	219	$9,708
Artivion, Inc.* (Health Care Equipment & Supplies)	133	4,136
Arvinas, Inc.* (Pharmaceuticals)	229	1,685
Asana, Inc.*—Class A (Software)	326	4,401
Asbury Automotive Group, Inc.* (Specialty Retail)	69	16,459
Ascent Industries Co.* (Steel)	28	353
ASGN, Inc.* (IT Services)	149	7,440
ASP Isotopes, Inc.* (Chemicals)	198	1,457
Aspen Aerogels, Inc.* (Chemicals)	231	1,368
Associated Banc-Corp. (Banks)	581	14,171
Astec Industries, Inc. (Machinery)	80	3,335
Astria Therapeutics, Inc. (Biotechnology)	149	799
Astronics Corp.* (Aerospace & Defense)	106	3,549
Asure Software, Inc.* (Professional Services)	86	839
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	268	965
Atkore, Inc. (Electrical Equipment)	120	8,466
Atlanta Braves Holdings, Inc.* (Entertainment)	161	7,530
Atlanta Braves Holdings, Inc.* (Entertainment)	24	1,181
Atlantic International Corp.* (Biotech & Pharma)	38	77
Atlantic Union Bankshares Corp. (Banks)	498	15,577
Atlanticus Holdings Corp.* (Consumer Finance)	19	1,040
Atlas Energy Solutions, Inc.*(a) (Energy Equipment & Services)	271	3,623
Atmus Filtration Technologies, Inc. (Machinery)	292	10,635
ATN International, Inc. (Diversified Telecommunication Services)	35	569
Atomera, Inc.* (Semiconductors)	102	514
AtriCure, Inc.* (Health Care Equipment & Supplies)	169	5,538
aTyr Pharma, Inc.* (Biotech & Pharma)	304	1,541
AudioEye, Inc.* (Software)	28	326
Aura Biosciences, Inc.* (Biotechnology)	131	820
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	411	3,481
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	312	2,761
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	156	1,909
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	161	842
AvePoint, Inc.* (Software)	464	8,960
Aviat Networks, Inc.* (Communications Equipment)	40	962
Avidity Biosciences, Inc.* (Biotechnology)	399	11,332
AvidXchange Holdings, Inc.* (Financial Services)	597	5,845
Avient Corp. (Chemicals)	321	10,372
Avista Corp. (Multi-Utilities)	281	10,664
Avita Medical, Inc.* (Biotechnology)	93	492
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	113	7,875
Axogen, Inc.* (Health Care Equipment & Supplies)	153	1,660
Axos Financial, Inc.* (Banks)	182	13,839
Axsome Therapeutics, Inc.* (Pharmaceuticals)	141	14,718
Azenta, Inc.* (Life Sciences Tools & Services)	142	4,370
AZZ, Inc. (Building Products)	104	9,826
B&G Foods, Inc. (Food Products)	269	1,138
Backblaze, Inc.*—Class A (IT Services)	187	1,029

Common Stocks, continued

	Shares	Value
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	104	$25,475
Bakkt Holdings, Inc.* (Institutional Financial Services)	18	251
Balchem Corp. (Chemicals)	115	18,307
Bally's Corp.* (Leisure Facilities & Services)	26	249
Banc of California, Inc. (Banks)	484	6,800
BancFirst Corp. (Banks)	73	9,024
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	102	4,111
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	94	1,495
Bank First Corp. (Banks)	32	3,765
Bank of Hawaii Corp. (Banks)	138	9,319
Bank of Marin Bancorp (Banks)	51	1,165
Bank7 Corp. (Banks)	15	627
BankFinancial Corp.* (Banking)	39	451
BankUnited, Inc. (Banks)	264	9,396
Bankwell Financial Group, Inc. (Banks)	25	901
Banner Corp. (Banks)	119	7,634
Bar Harbor Bankshares (Banks)	53	1,588
BARK, Inc.* (Specialty Retail)	373	328
Barnes & Noble Education, Inc.* (Retail— Discretionary)	52	612
Barrett Business Services, Inc. (Professional Services)	87	3,627
Bassett Furniture Industries, Inc.* (Retail— Discretionary)	28	426
BayCom Corp.* (Banks)	36	998
BCB Bancorp, Inc. (Banks)	54	455
Beam Therapeutics, Inc.* (Biotechnology)	334	5,681
Beazer Homes USA, Inc.* (Household Durables)	101	2,259
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	6	539
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	36	3,517
Belden, Inc. (Electronic Equipment, Instruments & Components)	138	15,980
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	4,854
Benitec Biopharma, Inc.* (Biotech & Pharma)	50	585
Berkshire Hills Bancorp, Inc. (Banks)	162	4,056
Berry Corp. (Oil, Gas & Consumable Fuels)	269	745
Beta Bionics, Inc.* (Biotechnology)	46	670
Better Home & Finance Holding Co.* (Specialty Finance)	17	211
Beyond Meat, Inc.*(a) (Food Products)	257	897
Beyond, Inc.* (Specialty Retail)	192	1,321
BGC Group, Inc.—Class A (Capital Markets)	1,251	12,798
Bicara Therapeutics, Inc.* (Biotechnology)	119	1,106
BigBear.ai Holdings, Inc.* (IT Services)	1,008	6,844
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	229	1,145
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	2	584
BioAge Labs, Inc.* (Pharmaceuticals)	83	343
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	731	6,550
Biohaven, Ltd.* (Biotechnology)	316	4,459
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	132	2,843
Biote Corp.*—Class A (Pharmaceuticals)	102	410

See accompanying notes to financial statements.

140 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	161	$1,066
Bit Digital, Inc.* (Software)	633	1,386
Bitdeer Technologies Group* (Technology Services)	313	3,592
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	75	3,345
BK Technologies Corp* (Technology Hardware)	9	424
BKV Corp.* (Oil, Gas & Consumable Fuels)	58	1,399
Black Hills Corp. (Multi-Utilities)	254	14,249
Blackbaud, Inc.* (Software)	134	8,604
BlackLine, Inc.* (Software)	184	10,418
BlackSky Technology, Inc.* (Professional Services)	98	2,017
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	568	10,934
Blade Air Mobility, Inc.*—Class A (Passenger Airlines)	224	903
Blend Labs, Inc.*—Class A (Software)	733	2,419
Bloom Energy Corp.*—Class A (Electrical Equipment)	715	17,103
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	293	2,523
Blue Bird Corp.* (Machinery)	113	4,877
Blue Foundry Bancorp* (Banks)	67	641
Blue Ridge Bankshares, Inc.* (Banking)	224	804
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	27	2,008
Blueprint Medicines Corp.* (Biotechnology)	223	28,583
Bluerock Homes Trust, Inc.* (Residential REITs)	1	9
Boise Cascade Co. (Trading Companies & Distributors)	133	11,547
Boot Barn Holdings, Inc.* (Specialty Retail)	107	16,264
Borr Drilling, Ltd.* (Energy Equipment & Services)	777	1,422
Boston Omaha Corp.*—Class A (Media)	76	1,067
Bowhead Specialty Holdings, Inc.* (Insurance)	55	2,064
Bowman Consulting Group, Ltd.* (Construction & Engineering)	49	1,409
Box, Inc.*—Class A (Software)	491	16,777
Braemar Hotels & Resports, Inc.* (Hotel & Resort REITs)	206	505
Brandywine Realty Trust (Office REITs)	601	2,578
Braze, Inc.*—Class A (Software)	266	7,475
BRC, Inc.*—Class A (Food Products)	216	283
Bread Financial Holdings, Inc. (Consumer Finance)	163	9,311
Bridgebio Pharma, Inc.* (Biotechnology)	546	23,575
Bridgewater Bancshares, Inc.* (Banks)	73	1,161
Brighsphere Investment Group, Inc. (Capital Markets)	97	3,418
Bright Minds Biosciences, Inc.* (Biotech & Pharma)	16	418
BrightSpire Capital, Inc. (Mortgage REITs)	450	2,273
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	295	6,959
BrightView Holdings, Inc.* (Commercial Services & Supplies)	210	3,497
Brinker International, Inc. (Hotels, Restaurants & Leisure)	155	27,951

Common Stocks, continued

	Shares	Value
Bristow Group, Inc.* (Energy Equipment & Services)	99	$3,264
Broadstone Net Lease, Inc. (Equity REIT— Diversified)	662	10,624
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	801	5,575
Brookfield Business Corp.—Class A (Industrial Conglomerates)	83	2,590
Brookfield Infrastructure Corp.—Class A (Gas & Water Utilities)	421	17,514
Brookline Bancorp, Inc. (Banks)	306	3,228
BRT Apartments Corp. (Residential REITs)	38	594
Build-A-Bear Workshop, Inc. (Specialty Retail)	43	2,217
Bumble, Inc.*—Class A (Interactive Media & Services)	254	1,674
Burford Capital, Ltd.* (Financial Services)	670	9,554
Burke & Herbert Financial Services Corp. (Banks)	47	2,807
Business First Bancshares, Inc. (Banks)	99	2,440
Butterfly Network, Inc.* (Medical Equipment & Devices)	670	1,340
BV Financial, Inc.* (Banking)	30	457
Byline Bancorp, Inc. (Banks)	95	2,539
Byrna Technologies, Inc. (Aerospace & Defense)	63	1,945
C&F Financial Corp.* (Banking)	11	679
C3.ai, Inc.*—Class A (Software)	423	10,393
Cable One, Inc. (Media)	18	2,445
Cabot Corp. (Chemicals)	189	14,175
Cactus, Inc.—Class A (Energy Equipment & Services)	239	10,449
Cadence Bank (Banks)	612	19,573
Cadiz, Inc.* (Water Utilities)	192	574
Cadre Holdings, Inc. (Aerospace & Defense)	99	3,153
Calavo Growers, Inc. (Food Products)	59	1,569
Caledonia Mining Corp. PLC (Metals & Mining)	58	1,121
Caleres, Inc. (Specialty Retail)	115	1,405
California Resources Corp. (Oil, Gas & Consumable Fuels)	228	10,413
California Water Service Group (Water Utilities)	209	9,505
Calix, Inc.* (Communications Equipment)	206	10,956
Cal-Maine Foods, Inc. (Food Products)	160	15,940
Calumet, Inc.* (Chemicals)	241	3,797
Camden National Corp. (Banks)	59	2,394
Camping World Holdings, Inc.—Class A (Specialty Retail)	210	3,610
Candel Therapeutics, Inc.* (Biotechnology)	137	693
Cannae Holdings, Inc. (Financial Services)	201	4,191
Cantaloupe, Inc.* (Financial Services)	186	2,044
Capital Bancorp, Inc. (Banks)	41	1,377
Capital City Bank Group, Inc. (Banks)	48	1,889
Capitol Federal Financial, Inc. (Banks)	430	2,623
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	406	7,186
Capricor Therapeutics, Inc.*(a) (Biotechnology)	134	1,331
Cardiff Oncology, Inc.* (Biotechnology)	216	680
CareDx, Inc.* (Biotechnology)	190	3,713
CareTrust REIT, Inc. (Health Care REITs)	660	20,197
Cargo Therapeutics, Inc.* (Biotechnology)	124	511
Cargurus, Inc.* (Interactive Media & Services)	287	9,607
Carriage Services, Inc.* (Diversified Consumer Services)	50	2,287

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 141

Common Stocks, continued

	Shares	Value
Cars.com, Inc.* (Interactive Media & Services)	203	$2,406
Carter Bankshares, Inc.* (Banks)	80	1,387
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	124	3,736
Cartesian Therapeutics, Inc.* (Biotechnology)	32	332
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	220	25,383
Cass Information Systems, Inc. (Financial Services)	42	1,825
Castle Biosciences, Inc.* (Health Care Providers & Services)	99	2,022
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	404	8,767
Cathay General Bancorp (Banks)	235	10,700
Cavco Industries, Inc.* (Household Durables)	27	11,730
CB Financial Services, Inc.* (Banking)	16	456
CBIZ, Inc.* (Professional Services)	183	13,123
CBL & Associates Properties, Inc.* (Retail REITs)	64	1,625
CECO Environmental Corp.* (Commercial Services & Supplies)	102	2,888
Celcuity, Inc.* (Biotechnology)	100	1,335
Celldex Therapeutics, Inc.* (Biotechnology)	228	4,640
Centerspace (Residential REITs)	59	3,551
Central Garden & Pet Co.* (Household Products)	32	1,126
Central Garden & Pet Co.*—Class A (Household Products)	180	5,632
Central Pacific Financial Corp. (Banks)	93	2,607
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	52	9,525
Centuri Holdings, Inc.* (Construction & Engineering)	59	1,324
Century Aluminum Co.* (Metals & Mining)	182	3,280
Century Communities, Inc. (Household Durables)	94	5,294
Cerence, Inc.* (Software)	153	1,562
CeriBell, Inc.* (Health Care Equipment & Supplies)	87	1,630
Cerus Corp.* (Health Care Equipment & Supplies)	645	909
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	82	1,802
CF Bankshares, Inc.* (Banking)	13	312
CG Oncology, Inc.* (Biotechnology)	195	5,070
Chain Bridge Bancorp Inc* (Banking)	8	206
Champion Homes, Inc.* (Household Durables)	189	11,833
ChampionX Corp. (Energy Equipment & Services)	670	16,643
Chart Industries, Inc.* (Machinery)	158	26,014
Chatham Lodging Trust (Hotel & Resort REITs)	163	1,136
Chemung Financial Corp. (Banks)	15	727
Chesapeake Utilities Corp. (Gas Utilities)	80	9,618
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	61	852
Chimera Investment Corp. (Mortgage REITs)	278	3,856
ChoiceOne Financial Services, Inc. (Banks)	50	1,435
ChromaDex Corp.* (Life Sciences Tools & Services)	182	2,623
Cidara Therapeutics, Inc.* (Biotech & Pharma)	59	2,874
Cimpress PLC* (Commercial Services & Supplies)	52	2,444
Cinemark Holdings, Inc. (Entertainment)	372	11,227
Cipher Mining, Inc. (Software)	926	4,426

Common Stocks, continued

	Shares	Value
Citi Trends, Inc. (Specialty Retail)	17	$568
Citizens & Northern Corp. (Banks)	52	985
Citizens Community Bancorp, Inc./WI* (Banking)	33	455
Citizens Financial Services, Inc. (Banks)	16	949
CITIZENS, INC.* (Insurance)	158	551
City Holding Co. (Banks)	50	6,121
City Office REIT, Inc.* (Office REITs)	137	732
Civista Bancshares, Inc.* (Banks)	53	1,230
Claritev Corp.* (Technology Services)	27	1,219
Claros Mortgage Trust, Inc. (Mortgage REITs)	322	918
Clarus Corp.* (Leisure Products)	103	357
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	615	1,199
Cleanspark, Inc. (Software)	969	10,688
Clear Secure, Inc.—Class A (Software)	292	8,106
Clearfield, Inc.* (Communications Equipment)	41	1,780
ClearPoint Neuro, Inc.* (Medical Equipment & Devices)	91	1,087
Clearwater Analytics Holdings, Inc.*—Class A (Software)	862	18,904
Clearwater Paper Corp.* (Paper & Forest Products)	55	1,498
Climb Global Solutions, Inc.* (Electronic Equipment, Instruments & Components)	14	1,497
Clipper Realty, Inc.* (Residential REITs)	48	176
Clover Health Investments Corp.* (Health Care Facilities & Services)	1,409	3,931
CNB Financial Corp. (Banks)	72	1,646
CNO Financial Group, Inc. (Insurance)	346	13,349
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	497	16,740
Coastal Financial Corp.* (Banks)	45	4,359
Codexis, Inc.* (Life Sciences Tools & Services)	286	698
Coeur Mining, Inc.* (Metals & Mining)	2,236	19,812
Cogent Biosciences, Inc.* (Biotechnology)	371	2,664
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	157	7,569
Cohen & Steers, Inc. (Capital Markets)	97	7,309
Coherus Biosciences, Inc.* (Biotechnology)	370	271
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	160	3,078
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	112	3,312
Colony Bankcorp, Inc.* (Banks)	59	972
Columbia Financial, Inc.* (Banks)	95	1,378
Columbus McKinnon Corp. (Machinery)	99	1,512
Commercial Metals Co. (Metals & Mining)	396	19,368
CommScope Holding Co., Inc.* (Communications Equipment)	745	6,169
Community Financial System, Inc. (Banks)	185	10,521
Community Health Systems, Inc.* (Health Care Providers & Services)	453	1,540
Community Healthcare Trust, Inc. (Health Care REITs)	96	1,596
Community Trust Bancorp, Inc. (Banks)	56	2,964
Community West Bancshares (Banks)	58	1,132
CommVault Systems, Inc.* (Software)	155	27,021
Compass Diversified Holdings (Financial Services)	235	1,476

See accompanying notes to financial statements.

142 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Compass Minerals International, Inc. (Metals & Mining)	121	$2,431
Compass Therapeutics, Inc.* (Biotechnology)	320	832
Compass, Inc.*—Class A (Real Estate Management & Development)	1,591	9,990
Complete Solaria Inc* (Renewable Energy)	210	386
CompoSecure, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	153	2,156
Computer Programs & Systems, Inc.* (Software)	35	820
CompX International, Inc.* (Commercial Services & Supplies)	5	133
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	259	7,167
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	408	8,393
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	79	486
Conduent, Inc.* (Professional Services)	520	1,373
CONMED Corp. (Health Care Equipment & Supplies)	109	5,677
ConnectOne Bancorp, Inc. (Banks)	166	3,845
Consensus Cloud Solutions, Inc.* (Software)	68	1,568
Consolidated Water Co., Ltd. (Water Utilities)	53	1,591
Constellium SE* (Metals & Mining)	497	6,610
Construction Partners, Inc.*—Class A (Construction & Engineering)	164	17,430
Consumer Portfolio Services, Inc.* (Consumer Finance)	32	315
Contango ORE, Inc.* (Metals & Mining)	30	584
Cooper-Standard Holdings, Inc.* (Automobile Components)	59	1,269
COPT Defense Properties (Office REITs)	398	10,977
Core Laboratories, Inc. (Energy Equipment & Services)	164	1,889
Core Molding Technologies, Inc.* (Chemicals)	30	498
Core Natural Resources, Inc.* (Oil, Gas & Consumable Fuels)	185	12,902
Core Scientific, Inc.* (IT Services)	964	16,454
CoreCard Corp.* (Software)	20	579
CoreCivic, Inc. (Commercial Services & Supplies)	377	7,943
CorMedix, Inc.* (Pharmaceuticals)	224	2,760
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	163	1,537
CorVel Corp.* (Health Care Providers & Services)	102	10,484
Corvus Pharmaceuticals, Inc.* (Biotech & Pharma)	183	732
Costamare Bulkers Holdings Ltd.* (Marine Transportation)	30	260
Costamare, Inc. (Marine Transportation)	155	1,412
Couchbase, Inc.* (IT Services)	150	3,657
Coursera, Inc.* (Diversified Consumer Services)	483	4,231
Covenant Logistics Group, Inc. (Ground Transportation)	57	1,374
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	21	498
CRA International, Inc. (Professional Services)	23	4,310
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	78	4,764
Crawford & Co.—Class A (Insurance)	57	603

Common Stocks, continued

	Shares	Value
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	512	$47,407
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	625	5,375
Crexendo, Inc.* (Technology Services)	50	304
Cricut, Inc.*—Class A (Household Durables)	161	1,090
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	316	9,088
CRISPR Therapeutics AG* (Biotechnology)	289	14,057
Critical Metals Corp.* (Metals & Mining)	112	401
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	109	1,422
CryoPort, Inc.* (Life Sciences Tools & Services)	171	1,276
CS Disco, Inc.* (Software)	83	363
CSG Systems International, Inc. (Professional Services)	97	6,335
CSP, Inc.* (Technology Services)	24	311
CSW Industrials, Inc. (Building Products)	57	16,349
CTO Realty Growth, Inc. (Equity REIT— Diversified)	106	1,830
CTS Corp. (Electronic Equipment, Instruments & Components)	103	4,389
Cullinan Therapeutics, Inc.* (Biotechnology)	178	1,340
Curbline Properties Corp.* (Retail REITs)	340	7,762
CuriosityStream, Inc.* (Entertainment Content)	112	631
Cushman & Wakefield PLC* (Real Estate Management & Development)	808	8,945
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	210	1,037
Customers Bancorp, Inc.* (Banks)	103	6,050
CVB Financial Corp. (Banks)	462	9,143
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	108	2,900
CVRx, Inc.* (Health Care Equipment & Supplies)	56	329
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	409	1,391
Cytokinetics, Inc.* (Biotechnology)	408	13,480
Daily Journal Corp.* (Software)	4	1,689
Dakota Gold Corp.* (Metals & Mining)	300	1,107
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	144	2,177
Dana, Inc. (Automobile Components)	462	7,923
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	95	2,858
Dave, Inc.* (Software)	32	8,589
Day One Biopharmaceuticals, Inc.* (Biotechnology)	251	1,632
Definitive Healthcare Corp.* (Health Care Technology)	124	484
Delcath Systems Inc* (Medical Equipment & Devices)	105	1,428
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	212	4,490
Deluxe Corp. (Commercial Services & Supplies)	154	2,450
Denali Therapeutics, Inc.* (Biotechnology)	462	6,463
Denny's Corp.* (Hotels, Restaurants & Leisure)	176	722
Designer Brands, Inc.—Class A (Specialty Retail)	112	267
DHT Holdings, Inc.* (Oil, Gas & Consumable Fuels)	445	4,810
DiaMedica Therapeutics, Inc.* (Biotech & Pharma)	92	359

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 143

Common Stocks, continued

	Shares	Value
Diamond Hill Investment Group, Inc. (Capital Markets)	10	$1,453
DiamondRock Hospitality Co. (Hotel & Resort REITs)	729	5,584
Dianthus Therapeutics, Inc.* (Biotechnology)	68	1,267
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	89	4,931
Digi International, Inc.* (Communications Equipment)	127	4,427
Digimarc Corp.* (Software)	55	727
Digital Turbine, Inc.* (Software)	356	2,100
DigitalBridge Group, Inc. (Real Estate Management & Development)	598	6,189
DigitalOcean Holdings, Inc.* (IT Services)	226	6,455
Dime Community Bancshares, Inc. (Banks)	139	3,745
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	53	1,289
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	160	8,462
Disc Medicine, Inc.* (Biotechnology)	86	4,555
Diversified Energy Co. PLC* (Oil, Gas & Consumable Fuels)	192	2,817
Diversified Healthcare Trust* (Health Care REITs)	766	2,742
DMC Global, Inc.* (Energy Equipment & Services)	68	548
DNOW, Inc.* (Trading Companies & Distributors)	376	5,576
DocGo, Inc.* (Health Care Providers & Services)	318	499
Dole PLC (Food Products)	232	3,246
Domo, Inc.*—Class B (Software)	120	1,676
Donegal Group, Inc.—Class A (Insurance)	57	1,141
Donnelley Financial Solutions, Inc.* (Capital Markets)	93	5,733
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	130	3,169
Dorman Products, Inc.* (Automobile Components)	96	11,776
Douglas Dynamics, Inc. (Machinery)	79	2,328
Douglas Elliman, Inc.* (Real Estate Services)	256	594
Douglas Emmett, Inc. (Office REITs)	566	8,513
Dream Finders Homes, Inc.*—Class A (Household Durables)	105	2,639
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	209	3,670
Ducommun, Inc.* (Aerospace & Defense)	48	3,966
D-Wave Quantum, Inc.* (Software)	1,006	14,728
DXP Enterprises, Inc.* (Trading Companies & Distributors)	45	3,944
Dycom Industries, Inc.* (Construction & Engineering)	98	23,950
Dynavax Technologies Corp.* (Biotechnology)	367	3,641
Dyne Therapeutics, Inc.* (Biotechnology)	328	3,123
Dynex Capital, Inc.* (Mortgage REITs)	368	4,497
E2open Parent Holdings, Inc.* (Software)	639	2,064
Eagle Bancorp Montana, Inc.* (Banking)	26	433
Eagle Bancorp, Inc. (Banks)	104	2,026
Eagle Financial Services, Inc.* (Banking)	16	490
Easterly Government Properties, Inc. (Office REITs)	139	3,086
Eastern Bankshares, Inc. (Banks)	687	10,490
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	222	1,254
ECB BanCorp., Inc./MD* (Banking)	27	417

Common Stocks, continued

	Shares	Value
EchoStar Corp.*—Class A (Media)	474	$13,129
Ecovyst, Inc.* (Chemicals)	377	3,103
Edgewell Personal Care Co. (Personal Care Products)	163	3,816
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	255	3,343
Editas Medicine, Inc.* (Biotechnology)	295	649
eGain Corp.* (Software)	64	400
eHealth, Inc.* (Insurance)	100	435
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	92	1,013
ELECTROMED, INC.* (Medical Equipment & Devices)	24	528
Eledon Pharmaceuticals, Inc.* (Biotech & Pharma)	205	556
Ellington Financial, Inc. (Mortgage REITs)	322	4,183
Elme Communities (Residential REITs)	307	4,881
Embecta Corp. (Health Care Equipment & Supplies)	204	1,977
Emerald Holding, Inc.* (Media)	49	238
Emergent BioSolutions, Inc.* (Biotechnology)	188	1,199
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	51	269
Empire State Realty Trust, Inc. (Equity REIT—Diversified)	482	3,899
Employers Holdings, Inc. (Insurance)	84	3,963
Enact Holdings, Inc. (Financial Services)	101	3,752
Enanta Pharmaceuticals, Inc.* (Biotechnology)	70	529
Encore Capital Group, Inc.* (Consumer Finance)	81	3,136
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	643	1,839
Energizer Holdings, Inc. (Household Products)	231	4,657
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	727	4,180
Energy Recovery, Inc.* (Machinery)	186	2,377
Energy Services of America Corp.* (Engineering & Construction)	41	408
Enerpac Tool Group Corp. (Machinery)	189	7,666
EnerSys (Electrical Equipment)	137	11,750
Enhabit, Inc.* (Health Care Providers & Services)	173	1,668
Enliven Therapeutics, Inc.* (Pharmaceuticals)	112	2,247
Ennis, Inc. (Commercial Services & Supplies)	87	1,578
Enova International, Inc.* (Consumer Finance)	85	9,479
Enovis Corp.* (Health Care Equipment & Supplies)	200	6,272
Enovix Corp.*(a) (Electrical Equipment)	575	5,946
Enpro, Inc. (Machinery)	74	14,175
Enstar Group, Ltd.* (Insurance)	42	14,127
Enterprise Bancorp, Inc. (Banks)	35	1,387
Enterprise Financial Services Corp. (Banks)	128	7,053
Entrada Therapeutics, Inc.* (Biotechnology)	98	659
Entravision Communications Corp.—Class A (Media)	217	503
Envela Corp.* (Renewable Energy)	23	141
Enviri Corp. (Commercial Services & Supplies)	265	2,300
Eos Energy Enterprises, Inc.* (Renewable Energy)	777	3,978
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	92	6,633
Epsilon Energy Ltd.* (Oil & Gas Producers)	67	494
Equity Bancshares, Inc.*—Class A (Banks)	56	2,285

See accompanying notes to financial statements.

144 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Erasca, Inc.* (Biotechnology)	606	$770
Ermenegildo Zegna NV* (Apparel & Textile Products)	216	1,846
Escalade, Inc. (Leisure Products)	35	489
ESCO Technologies, Inc. (Machinery)	91	17,460
Esperion Therapeutics, Inc.* (Pharmaceuticals)	697	686
Esquire Financial Holdings, Inc. (Banks)	25	2,367
ESSA Bancorp, Inc. (Banks)	30	582
Essent Group, Ltd. (Financial Services)	347	21,073
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	694	22,145
Ethan Allen Interiors, Inc. (Household Durables)	81	2,256
Eton Pharmaceuticals, Inc.* (Biotech & Pharma)	89	1,268
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	102	574
Eve Holding, Inc.* (Aerospace & Defense)	178	1,221
Eventbrite, Inc.*—Class A (Entertainment)	260	684
EverCommerce, Inc.* (Software)	51	536
EverQuote, Inc.*—Class A (Interactive Media & Services)	96	2,321
EVERTEC, Inc. (Financial Services)	225	8,111
EVgo, Inc.* (Specialty Retail)	447	1,632
EVI Industries, Inc. (Trading Companies & Distributors)	18	393
Evolent Health, Inc.*—Class A (Health Care Technology)	410	4,617
Evolus, Inc.* (Pharmaceuticals)	186	1,713
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	109	512
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	404	2,521
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	80	2,346
eXp World Holdings, Inc. (Real Estate Management & Development)	274	2,493
Expensify, Inc.* (Software)	209	541
Exponent, Inc. (Professional Services)	177	13,224
Expro Group Holdings N.V.* (Energy Equipment & Services)	360	3,092
Extreme Networks, Inc.* (Communications Equipment)	461	8,275
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	216	2,033
F&G Annuities & Life, Inc. (Insurance)	74	2,367
Fabrinet* (Electronic Equipment, Instruments & Components)	126	37,131
Faraday Future Intelligent Electric, Inc.* (Software)	311	522
Farmers & Merchants Bancorp, Inc. (Banks)	44	1,112
Farmers National Banc Corp. (Banks)	127	1,751
Farmland Partners, Inc. (Specialized REITs)	145	1,669
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	66	2,899
Fastly, Inc.*—Class A (IT Services)	478	3,375
Fate Therapeutics, Inc.* (Biotechnology)	380	426
FB BanCorp, Inc.* (Banking)	62	698
FB Financial Corp. (Banks)	146	6,614
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	33	6,411
Federal Signal Corp. (Machinery)	210	22,348
Fennec Pharmaceuticals, Inc.* (Biotechnology)	82	681

Common Stocks, continued

	Shares	Value
Ferroglobe PLC* (Metals & Mining)	417	$1,530
Fidelis Insurance Holdings, Ltd. (Insurance)	208	3,449
Fidelity D&D Bancorp, Inc. (Banks)	17	782
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	309	1,743
Finance Of America Cos, Inc.* (Specialty Finance)	15	350
Financial Institutions, Inc. (Banks)	69	1,772
Finward BanCorp.* (Banking)	12	331
Finwise BanCorp.* (Banking)	32	480
First Advantage Corp.* (Professional Services)	276	4,584
First Bancorp (Banks)	141	6,217
First Bancorp (Banks)	565	11,769
First Bank/Hamilton NJ (Banks)	75	1,160
First Busey Corp. (Banks)	299	6,843
First Business Financial Services, Inc. (Banks)	28	1,418
First Capital, Inc.* (Banking)	11	454
First Commonwealth Financial Corp. (Banks)	354	5,745
First Community Bancshares, Inc.* (Banks)	55	2,154
First Community Corp./SC* (Banking)	26	634
First Financial Bancorp (Banks)	333	8,079
First Financial Bankshares, Inc. (Banks)	470	16,911
First Financial Corp. (Banks)	40	2,168
First Foundation, Inc. (Banks)	222	1,132
First Internet Bancorp (Banks)	27	726
First Interstate BancSystem, Inc.—Class A (Banks)	307	8,848
First Merchants Corp. (Banks)	204	7,813
First Mid Bancshares, Inc. (Banks)	72	2,699
First National Corp.* (Banking)	27	526
First Savings Financial Group, Inc.* (Banking)	19	476
First United Corp.* (Banking)	21	651
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	143	2,294
First Western Financial, Inc.* (Banks)	29	654
FirstCash Holdings, Inc. (Consumer Finance)	138	18,648
Firstsun Capital BanCorp.* (Banking)	44	1,528
FitLife Brands, Inc.* (Biotech & Pharma)	14	182
Five Star Bancorp (Banks)	54	1,541
Five9, Inc.* (Software)	267	7,070
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	109	2,396
Flexsteel Industries, Inc. (Household Durables)	13	468
Flotek Industries Inc* (Oil & Gas Services & Equipment)	50	738
Flowco Holdings, Inc.*—Class A (Oil & Gas Services & Equipment)	65	1,158
Fluence Energy, Inc.* (Electrical Equipment)	265	1,778
Fluor Corp. (Construction & Engineering)	585	29,993
Flushing Financial Corp. (Banks)	113	1,342
Flywire Corp.* (Financial Services)	409	4,785
Foghorn Therapeutics, Inc.* (Biotechnology)	114	536
Foot Locker, Inc. (Specialty Retail)	299	7,326
Forafric Global PLC* (Food Products)	18	140
Forestar Group, Inc.* (Real Estate Management & Development)	67	1,340
Forge Global Holdings, Inc.* (Institutional Financial Services)	36	685
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	272	9,360
Forrester Research, Inc.* (Professional Services)	40	396

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 145

Common Stocks, continued

	Shares	Value
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	319	$1,576
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	39	759
Forward Air Corp. (Air Freight & Logistics)	79	1,939
Four Corners Property Trust, Inc. (Specialized REITs)	348	9,365
Fox Factory Holding Corp.* (Automobile Components)	147	3,813
Franklin BSP Reality Trust, Inc. (Mortgage REITs)	286	3,057
Franklin Covey Co.* (Professional Services)	39	890
Franklin Electric Co., Inc. (Machinery)	139	12,474
Franklin Financial Services Corp.* (Banking)	15	519
Franklin Street Properties Corp. (Office REITs)	265	435
Frequency Electronics Inc* (Technology Hardware)	23	522
Fresh Del Monte Produce, Inc. (Food Products)	116	3,761
Freshworks, Inc.*—Class A (Software)	712	10,616
Freyr Battery, Inc.* (Electrical Equipment)	389	478
Friedman Industries, Inc.* (Steel)	23	381
Frontdoor, Inc.* (Diversified Consumer Services)	260	15,324
Frontier Group Holdings, Inc.* (Passenger Airlines)	295	1,071
FrontView REIT, Inc. (Retail REITs)	62	744
FRP Holdings, Inc.* (Real Estate Management & Development)	41	1,102
FS Bancorp, Inc. (Banks)	23	906
FTAI Infrastructure, Inc. (Ground Transportation)	341	2,104
fuboTV, Inc.* (Interactive Media & Services)	1,165	4,497
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	186	1,280
Fulgent Genetics, Inc.* (Health Care Providers & Services)	73	1,451
Fulton Financial Corp. (Banks)	637	11,491
Funko, Inc.*—Class A (Leisure Products)	121	576
FutureFuel Corp.* (Oil, Gas & Consumable Fuels)	88	341
FVCBankcorp, Inc.* (Banks)	55	649
Gaia, Inc.* (Retail—Discretionary)	59	259
Gambling.com Group, Ltd.* (Media)	57	678
Gannett Co., Inc.* (Media)	492	1,761
Garret Motion, Inc.* (Automotive)	443	4,656
GATX Corp. (Trading Companies & Distributors)	125	19,195
GBank Financial Holdings, Inc.* (Specialty Finance)	31	1,098
GCM Grosvenor, Inc.—Class A (Capital Markets)	155	1,792
Genco Shipping & Trading, Ltd. (Marine Transportation)	137	1,791
Gencor Industries, Inc.* (Machinery)	36	504
GeneDx Holdings Corp.* (Health Care Providers & Services)	66	6,092
Genesco, Inc.* (Specialty Retail)	35	689
Genie Energy, Ltd.—Class B (Electric Utilities)	74	1,989
Genius Sports Ltd.* (Leisure Facilities & Services)	773	8,039
Gentherm, Inc.* (Automobile Components)	106	2,999
Genworth Financial, Inc.*—Class A (Insurance)	1,438	11,188
German American Bancorp, Inc.* (Banks)	127	4,891
Geron Corp.* (Biotechnology)	2,119	2,988
Getty Images Holdings, Inc.* (Interactive Media & Services)	384	637

Common Stocks, continued

	Shares	Value
Getty Realty Corp. (Retail REITs)	181	$5,003
Gevo, Inc.* (Renewable Energy)	808	1,067
Gibraltar Industries, Inc.* (Building Products)	104	6,136
GigaCloud Technology, Inc.*—Class A (Distributors)	92	1,819
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	137	3,069
Ginkgo Bioworks Holdings, Inc.* (Health Care Facilities & Services)	136	1,530
Glacier Bancorp, Inc. (Banks)	399	17,189
Gladstone Commercial Corp. (Equity REIT— Diversified)	160	2,293
Gladstone Land Corp. (Specialized REITs)	119	1,210
Glaukos Corp.* (Health Care Equipment & Supplies)	195	20,143
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	330	2,079
Global Industrial Co. (Trading Companies & Distributors)	50	1,351
Global Medical REIT, Inc. (Health Care REITs)	223	1,545
Global Net Lease, Inc. (Equity REIT—Diversified)	690	5,210
Global Water Resources, Inc. (Water Utilities)	43	438
Globalstar, Inc.* (Telecommunications)	176	4,145
GMS, Inc.* (Trading Companies & Distributors)	135	14,681
Gogo, Inc.* (Wireless Telecommunication Services)	239	3,509
GoHealth, Inc.*—Class A (Insurance)	17	94
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	349	14,375
Golden Entertainment, Inc. ARS (Hotels, Restaurants & Leisure)	68	2,001
Golden Matrix Group, Inc.* (Entertainment)	50	85
Golden Ocean Group, Ltd. (Marine Transportation)	357	2,613
Goosehead Insurance, Inc.—Class A (Insurance)	83	8,757
Gossamer Bio, Inc.* (Biotech & Pharma)	663	815
Graham Corp. (Machinery)	36	1,782
Graham Holdings Co.—Class B (Diversified Consumer Services)	11	10,408
GRAIL, Inc.* (Biotechnology)	106	5,451
Granite Construction, Inc. (Construction & Engineering)	153	14,307
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	189	1,204
Gray Television, Inc. (Media)	307	1,391
Great Ajax Corp.* (Specialty Finance)	147	397
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	232	2,828
Great Southern Bancorp, Inc. (Banks)	30	1,763
Green Brick Partners, Inc.* (Household Durables)	111	6,980
Green Dot Corp.*—Class A (Consumer Finance)	187	2,016
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	224	1,351
Greene County Bancorp, Inc. (Banks)	24	533
Greenlight Capital Re, Ltd.*—Class A (Insurance)	92	1,322
Greenwich Lifesciences, Inc.* (Biotechnology)	21	190
Greif, Inc.—Class A (Containers & Packaging)	88	5,719
Greif, Inc.—Class B (Containers & Packaging)	16	1,104
Grid Dynamics Holdings, Inc.* (IT Services)	230	2,657
Griffon Corp. (Building Products)	137	9,915
Grindr, Inc.* (Interactive Media & Services)	116	2,633

See accompanying notes to financial statements.

146 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	331	$4,111
Group 1 Automotive, Inc. (Specialty Retail)	44	19,216
Groupon, Inc.* (Broadline Retail)	87	2,910
Guaranty Bancshares, Inc. (Banks)	31	1,316
Guardant Health, Inc.* (Health Care Providers & Services)	417	21,701
Guardian Pharmacy Services, Inc.* (Consumer Staples Distribution & Retail)	45	959
Gulport Energy Corp.* (Oil, Gas & Consumable Fuels)	53	10,662
Gyre Therapeutics, Inc.* (Biotechnology)	47	345
H.B. Fuller Co. (Chemicals)	191	11,489
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	427	11,469
Haemonetics Corp.* (Health Care Equipment & Supplies)	176	13,131
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	108	1,710
Hamilton Beach Brands Holding Co.*—Class A (Household Durables)	25	447
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	157	3,394
Hancock Whitney Corp. (Banks)	301	17,277
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	1,227	5,620
Hanmi Financial Corp. (Banks)	105	2,591
Hanover Bancorp, Inc.* (Banking)	17	389
HarborOne Bancorp, Inc. (Banks)	134	1,565
Harmonic, Inc.* (Communications Equipment)	393	3,722
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	153	4,835
Harrow, Inc.* (Pharmaceuticals)	110	3,359
Haverty Furniture Cos., Inc. (Specialty Retail)	47	956
Hawaiian Electric Industries, Inc. (Electric Utilities)	609	6,474
Hawkins, Inc. (Chemicals)	68	9,663
Hawthorn Bancshares, Inc.* (Banking)	20	583
HBT Financial, Inc.* (Banks)	44	1,109
HCI Group, Inc.* (Insurance)	30	4,566
Health Catalyst, Inc.* (Health Care Technology)	236	890
Healthcare Services Group, Inc. (Commercial Services & Supplies)	255	3,833
HealthEquity, Inc.* (Health Care Providers & Services)	298	31,218
HealthStream, Inc. (Health Care Technology)	86	2,380
Heartland Express, Inc. (Ground Transportation)	178	1,538
Hecla Mining Co. (Metals & Mining)	2,095	12,549
Heidrick & Struggles International, Inc. (Professional Services)	72	3,295
Heilos Technologies, Inc. (Machinery)	116	3,871
Helen of Troy, Ltd.* (Household Durables)	80	2,270
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	501	3,126
Helmerich & Payne, Inc. (Energy Equipment & Services)	338	5,124
Herbalife, Ltd.* (Personal Care Products)	353	3,043
Herc Holdings, Inc. (Trading Companies & Distributors)	114	15,013
Heritage Commerce Corp. (Banks)	209	2,075
Heritage Financial Corp. (Banks)	119	2,837

Common Stocks, continued

	Shares	Value
Heritage Insurance Holdings, Inc.* (Insurance)	78	$1,945
Heron Therapeutics, Inc.* (Biotechnology)	534	1,105
Hertz Global Holdings, Inc.* (Ground Transportation)	412	2,814
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	140	445
HighPeak Energy, Inc.(a) (Oil, Gas & Consumable Fuels)	64	627
Hillenbrand, Inc. (Machinery)	247	4,957
Hillman Solutions Corp. (Machinery)	692	4,941
Hilltop Holdings, Inc.* (Banks)	161	4,886
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	214	8,887
Himalaya Shipping, Ltd. (Marine Transportation)	104	600
Hims & Hers Health, Inc.* (Health Care Providers & Services)	665	33,151
Hingham Institution for Savings (Banks)	5	1,242
Hippo Holdings, Inc.* (Insurance)	62	1,732
HireQuest, Inc. (Professional Services)	19	190
HNI Corp. (Commercial Services & Supplies)	162	7,967
Holley, Inc.* (Automobile Components)	208	416
Hologic, Inc.* (Biotechnology)	110	371
Home Bancorp, Inc. (Banks)	24	1,243
Home BancShares, Inc. (Banks)	658	18,728
HomeStreet, Inc.* (Banks)	64	836
HomeTrust Bancshares, Inc. (Banks)	56	2,095
Hope Bancorp, Inc. (Banks)	408	4,378
Horace Mann Educators Corp. (Insurance)	142	6,102
Horizon Bancorp, Inc. (Banks)	152	2,338
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	17	1,777
Hub Group, Inc.—Class A (Air Freight & Logistics)	209	6,987
Hudson Pacific Properties, Inc. (Office REITs)	1,115	3,055
Hudson Technologies, Inc.* (Trading Companies & Distributors)	136	1,104
Humacyte, Inc.* (Biotechnology)	437	913
Huron Consulting Group, Inc.* (Professional Services)	60	8,252
Hut 8 Corp.* (Software)	329	6,119
Hyliion Holdings Corp.* (Machinery)	452	597
Hyster-Yale, Inc.—Class A (Machinery)	41	1,631
I3 Verticals, Inc.*—Class A (Financial Services)	81	2,226
IBEX Holdings, Ltd.* (Professional Services)	35	1,019
Ibotta, Inc.*—Class A (Media)	46	1,684
ICF International, Inc. (Professional Services)	64	5,421
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	119	2,337
ICU Medical, Inc.* (Health Care Equipment & Supplies)	84	11,101
Idaho Strategic Resources, Inc.* (Metals & Mining)	44	576
Ideaya Biosciences, Inc.* (Biotechnology)	292	6,138
IDT Corp.—Class B (Diversified Telecommunication Services)	57	3,894
IES Holdings, Inc.* (Construction & Engineering)	32	9,479
iHeartMedia, Inc.*—Class A (Media)	416	732
IMAX Corp.* (Entertainment)	151	4,222
Immersion Corp. (Technology Hardware, Storage & Peripherals)	103	812

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 147

Common Stocks, continued

	Shares	Value
ImmunityBio, Inc.*(a) (Biotechnology)	803	$2,120
Immunome, Inc.* (Biotechnology)	257	2,390
Immunovant, Inc.* (Biotechnology)	238	3,808
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	91	10,107
Independence Realty Trust, Inc. (Residential REITs)	812	14,364
Independent Bank Corp. (Banks)	149	9,370
Independent Bank Corp.* (Banks)	71	2,301
indie Semiconductor, Inc.*(a)—Class A (Semiconductors & Semiconductor Equipment)	677	2,410
Indivior PLC* (Biotech & Pharma)	423	6,235
Industrial Logistics Properties Trust (Industrial REITs)	187	851
Infinity Natural Resources, Inc.*—Class A (Oil & Gas Producers)	51	934
Information Services Group, Inc. (IT Services)	123	590
Ingevity Corp.* (Chemicals)	127	5,472
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	51	3,232
Inhibikase Therapeutics, Inc.* (Biotech & Pharma)	211	411
Inhibrx Biosciences, Inc.* (Biotechnology)	32	457
Inmune Bio, Inc.* (Biotechnology)	58	134
Innodata, Inc.* (Professional Services)	106	5,429
Innospec, Inc. (Chemicals)	88	7,400
Innovage Holding Corp.* (Health Care Providers & Services)	71	262
Innovative Industrial Properties, Inc. (Industrial REITs)	97	5,356
Innovex International, Inc.* (Energy Equipment & Services)	135	2,109
Innoviva, Inc.* (Pharmaceuticals)	220	4,420
Inogen, Inc.* (Health Care Equipment & Supplies)	83	583
Inseego Corp.* (Technology Hardware)	43	354
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	97	13,394
Insperity, Inc. (Professional Services)	126	7,575
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	87	711
Installed Building Products, Inc. (Household Durables)	82	14,786
Insteel Industries, Inc. (Building Products)	65	2,419
Intapp, Inc.* (Software)	194	10,014
Integer Holdings Corp.* (Health Care Equipment & Supplies)	120	14,756
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	234	2,871
Integral Ad Science Holding Corp.* (Media)	266	2,210
Intellia Therapeutics, Inc.* (Biotechnology)	360	3,377
Inter Parfums, Inc. (Personal Care Products)	64	8,404
InterDigital, Inc. (Software)	90	20,181
Interface, Inc. (Commercial Services & Supplies)	202	4,228
International Bancshares Corp. (Banks)	190	12,646
International Game Technology PLC (Hotels, Restaurants & Leisure)	390	6,166
International Money Express, Inc.* (Financial Services)	98	989
Common Stocks, continued

	Shares	Value
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	140	$5,107
Intrepid Potash, Inc.* (Chemicals)	38	1,358
Intuitive Machines, Inc.* (Aerospace & Defense)	382	4,152
InvenTrust Properties Corp. (Retail REITs)	272	7,453
Invesco Mortgage Capital, Inc. (Mortgage REITs)	230	1,803
Investar Holding Corp. (Banks)	32	618
Investors Title Co.* (Insurance)	5	1,057
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	828	35,579
Iovance Biotheraputics, Inc.* (Biotechnology)	895	1,539
iRadimed Corp. (Health Care Equipment & Supplies)	28	1,674
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	111	17,090
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	558	400
Ispire Technology, Inc.* (Tobacco)	66	169
iTeos Therapeutics, Inc.* (Biotechnology)	104	1,037
Itron, Inc.* (Electronic Equipment, Instruments & Components)	159	20,929
Ivanhoe Electric, Inc.* (Metals & Mining)	299	2,712
J & J Snack Foods Corp. (Food Products)	54	6,124
J Jill, Inc. (Specialty Retail)	26	381
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	65	1,135
Jackson Financial, Inc.—Class A (Financial Services)	250	22,197
Jade Biosciences, Inc.* (Biotech & Pharma)	113	1,129
JAKKS Pacific, Inc.* (Leisure Products)	31	644
James River Group Holdings, Ltd. (Insurance)	129	756
Jamf Holding Corp.* (Software)	235	2,235
Janus International Group, Inc.* (Building Products)	473	3,850
Janux Therapeutics, Inc.* (Biotechnology)	137	3,165
JBG SMITH Properties (Office REITs)	258	4,463
JELD-WEN Holding, Inc.* (Building Products)	297	1,164
JetBlue Airways Corp.* (Passenger Airlines)	1,123	4,750
Joby Aviation, Inc.* (Passenger Airlines)	1,611	16,995
John B. Sanfilippo & Son, Inc. (Food Products)	27	1,707
John Bean Technologies Corp. (Machinery)	182	21,887
John Marshall Bancorp, Inc. (Banks)	44	815
John Wiley & Sons, Inc.—Class A (Media)	144	6,427
Johnson Outdoors, Inc.—Class A (Leisure Products)	19	575
Journey Medical Corp.* (Biotech & Pharma)	42	302
Kadant, Inc. (Machinery)	41	13,015
Kaiser Aluminum Corp. (Metals & Mining)	56	4,474
Kaltura, Inc.* (Software)	284	571
KalVista Pharmaceuticals, Inc.* (Biotechnology)	132	1,492
KAR Auction Services, Inc.* (Commercial Services & Supplies)	371	9,071
Karat Packaging, Inc. (Trading Companies & Distributors)	24	676
KB Home (Household Durables)	244	12,925
Kearney Financial Corp. (Banks)	200	1,292
Kelly Services, Inc.—Class A (Professional Services)	106	1,241
Kennametal, Inc. (Machinery)	270	6,199

See accompanying notes to financial statements.

148 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	422	$2,870
Keros Therapeutics, Inc.* (Biotechnology)	118	1,575
Kestra Medical Technologies Ltd.* (Medical Equipment & Devices)	46	763
Kforce, Inc. (Professional Services)	63	2,591
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	85	1,635
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	110	1,111
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	155	6,828
Kingstone Companies, Inc.* (Insurance)	39	601
Kingsway Financial Services, Inc.* (Insurance)	63	853
Kite Realty Group Trust (Retail REITs)	771	17,462
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	199	1,745
Knife River Corp. (Construction Materials)	200	16,328
Knowles Corp.* (Electronic Equipment, Instruments & Components)	302	5,321
Kodiak Gas Services, Inc. (Energy Equipment & Services)	188	6,443
Kodiak Sciences, Inc.* (Biotechnology)	114	425
Kohl's Corp. (Broadline Retail)	381	3,231
Kolibri Global Energy, Inc.* (Oil & Gas Producers)	123	843
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	192	12,666
Kopin Corp.* (Technology Hardware)	522	799
Koppers Holdings, Inc. (Chemicals)	67	2,154
Korn Ferry (Professional Services)	180	13,199
Korro Bio, Inc.* (Biotechnology)	23	287
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,656	2,848
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	574	26,662
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	269	783
Kronos Worldwide, Inc.* (Chemicals)	76	471
Krystal Biotech, Inc.* (Biotechnology)	87	11,959
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	182	6,297
KULR Technology Group, Inc.* (Technology Hardware)	115	820
Kura Oncology, Inc.* (Biotechnology)	276	1,593
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	22	1,894
Kymera Therapeutics, Inc. (Biotechnology)	163	7,113
L.B. Foster Co.*—Class A (Machinery)	36	787
Ladder Capital Corp.* (Mortgage REITs)	399	4,289
Lakeland Financial Corp. (Banks)	89	5,469
Lakeland Industries, Inc.* (Apparel & Textile Products)	32	436
Lancaster Colony Corp. (Food Products)	70	12,094
Landec Corp.* (Life Sciences Tools & Services)	96	780
Landmark BanCorp, Inc./Manhattan KS* (Banking)	16	423
Lands' End, Inc.* (Specialty Retail)	42	450
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	236	19,319
Larimar Therapeutics, Inc.* (Biotechnology)	148	428

Common Stocks, continued

	Shares	Value
Latham Group, Inc.* (Leisure Products)	157	$1,002
Laureate Education, Inc.* (Diversified Consumer Services)	449	10,498
Lawson Products, Inc.* (Trading Companies & Distributors)	34	934
La-Z-Boy, Inc. (Household Durables)	145	5,390
LCI Industries (Automobile Components)	86	7,842
LCNB Corp. (Banks)	47	683
Legacy Housing Corp.* (Household Durables)	30	680
Legalzoom.com, Inc.* (Professional Services)	387	3,448
Leggett & Platt, Inc. (Household Durables)	466	4,157
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	73	6,063
Lemonade, Inc.* (Insurance)	194	8,499
LendingClub Corp.* (Consumer Finance)	395	4,752
LendingTree, Inc.* (Consumer Finance)	39	1,446
LENSAR, Inc.* (Medical Equipment & Devices)	33	435
LENZ Therapeutics, Inc.* (Biotechnology)	62	1,817
Lexeo Therapeutics, Inc.* (Biotechnology)	83	334
Lexington Realty Trust (Industrial REITs)	1,018	8,409
LGI Homes, Inc.* (Household Durables)	73	3,761
Liberty Energy, Inc. (Energy Equipment & Services)	552	6,337
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	102	622
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	438	2,724
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	474	14,376
Life360, Inc.* (Software)	56	3,654
LifeMD, Inc.* (Health Care Technology)	129	1,757
LifeStance Health Group, Inc.* (Health Care Providers & Services)	462	2,389
LIFEVANTAGE CORPORATION* (Food Products)	37	484
Lifeway Foods, Inc.* (Food Products)	18	444
Lifezone Metals, Ltd.* (Metals & Mining)	97	400
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	67	7,617
Lightbridge Corp.* (Electrical Equipment)	65	869
Limbach Holdings, Inc.* (Construction & Engineering)	37	5,184
Limoneira Co.* (Food Products)	58	908
Lincoln Educational Services Corp.* (Diversified Consumer Services)	103	2,374
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	131	1,529
Lindsay Corp. (Machinery)	38	5,482
LINKBANCORP, Inc.* (Banks)	75	548
Lionsgate Studios Corp.* (Entertainment)	669	3,887
Liquidia Corp.* (Pharmaceuticals)	224	2,791
Liquidity Services, Inc.* (Commercial Services & Supplies)	81	1,911
LivaNova PLC* (Health Care Equipment & Supplies)	190	8,554
Live Oak Bancshares, Inc. (Banks)	123	3,665
LiveRamp Holdings, Inc.* (Software)	226	7,467
Livewire Group, Inc.* (Automobiles)	128	589
loanDepot, Inc.* (Specialty Finance)	285	362
Logistic Properties Of The Americas* (Real Estate Owners & Developers)	11	75
LSB Industries, Inc.* (Chemicals)	188	1,466
LSI Industries, Inc. (Electrical Equipment)	93	1,582

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 149

Common Stocks, continued

	Shares	Value
LTC Properties, Inc. (Health Care REITs)	159	$5,503
Lucid Diagnostics, Inc.* (Medical Equipment & Devices)	242	278
Lumen Technologies, Inc. (Diversified Telecommunication Services)	3,331	14,590
Lument Finance Trust Inc* (Specialty Finance)	159	351
Luminar Technologies, Inc.* (Automobile Components)	140	402
Luxfer Holdings PLC* (Machinery)	93	1,133
Lyell Immunopharma, Inc.* (Biotechnology)	1	9
M/I Homes, Inc.* (Household Durables)	92	10,315
Mack-Cali Realty Corp.* (Residential REITs)	276	4,110
Madison Square Garden Entertainment Corp.* (Entertainment)	138	5,516
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	59	17,855
Magnera Corp.* (Forestry, Paper & Wood Products)	116	1,401
Magnite, Inc.* (Media)	489	11,794
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	651	14,634
MainStreet Bancshares, Inc.* (Banking)	25	473
Malibu Boats, Inc.*—Class A (Leisure Products)	66	2,068
Mama's Creations, Inc.* (Food Products)	119	988
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	85	238
Mannkind Corp.* (Biotechnology)	1,057	3,953
MARA Holdings, Inc.*(a) (Software)	1,212	19,004
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	426	1,027
Marcus & Millichap, Inc. (Real Estate Management & Development)	84	2,580
Marex Group PLC* (Institutional Financial Services)	111	4,382
Marine Products Corp.* (Leisure Products)	31	264
MarineMax, Inc.* (Specialty Retail)	66	1,659
MarketWise, Inc. (Capital Markets)	8	158
Marqeta, Inc.*—Class A (Financial Services)	1,343	7,830
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	112	8,099
Marten Transport, Ltd. (Ground Transportation)	204	2,650
Masterbrand, Inc.* (Building Products)	444	4,853
MasterCraft Boat Holdings, Inc.* (Leisure Products)	57	1,059
Materion Corp. (Metals & Mining)	72	5,715
Mativ Holdings, Inc.* (Chemicals)	189	1,289
Matrix Service Co.* (Construction & Engineering)	93	1,256
Matson, Inc. (Marine Transportation)	114	12,693
Matthews International Corp.—Class A (Commercial Services & Supplies)	104	2,487
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	24	437
MaxCyte, Inc.* (Life Sciences Tools & Services)	353	770
Maximus, Inc. (Professional Services)	198	13,900
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	285	4,050
Mayville Engineering Co., Inc.* (Machinery)	50	798
Maze Therapeutics, Inc.* (Biotechnology)	31	380
MBIA, Inc.* (Insurance)	160	694
MBX Biosciences, Inc.* (Pharmaceuticals)	60	685

Common Stocks, continued

	Shares	Value
McGrath RentCorp* (Trading Companies & Distributors)	86	$9,973
Medallion Financial Corp.* (Consumer Finance)	57	543
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	116	1,270
Medifast, Inc. (Personal Care Products)	38	534
MediWound, Ltd.* (Pharmaceuticals)	27	523
Mednax, Inc.* (Health Care Providers & Services)	298	4,276
MeiraGTx Holdings PLC* (Biotechnology)	145	945
Mercantile Bank Corp.* (Banks)	55	2,553
Merchants Bancorp (Financial Services)	91	3,009
Mercurity Fintech Holding, Inc.* (Commercial Support Services)	112	431
Mercury General Corp. (Insurance)	94	6,330
Mercury Systems, Inc.* (Aerospace & Defense)	182	9,803
Meridian Bank of Malvern, PA (Banking)	32	412
MeridianLink, Inc.* (Software)	111	1,802
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	204	19,070
Meritage Homes Corp. (Household Durables)	248	16,609
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	18	1,696
Metals Acquisition, Ltd.*—Class A (Metals & Mining)	249	3,010
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	118	1,122
Metrocity Bankshares, Inc. (Banks)	68	1,943
Metropolitan Bank Holding Corp.* (Banks)	34	2,380
Metsera, Inc.*(a) (Biotechnology)	62	1,764
MFA Financial, Inc.* (Mortgage REITs)	360	3,406
MGE Energy, Inc. (Electric Utilities)	129	11,409
MGP Ingredients, Inc. (Beverages)	49	1,469
Microvast Holdings, Inc.* (Automotive)	694	2,519
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	856	976
Mid Penn Bancorp, Inc.* (Banks)	70	1,974
Middlefield Banc Corp. (Banks)	26	783
Middlesex Water Co. (Water Utilities)	62	3,359
Midland States Bankcorp, Inc. (Banks)	72	1,247
MidWestOne Financial Group, Inc.* (Banks)	72	2,071
Miller Industries, Inc. (Machinery)	39	1,734
MillerKnoll, Inc. (Commercial Services & Supplies)	236	4,583
MiMedx Group, Inc.* (Biotechnology)	413	2,523
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	263	1,707
Minerals Technologies, Inc. (Chemicals)	112	6,168
Mineralys Therapeutics, Inc.* (Biotechnology)	137	1,854
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	733	15,781
Mirum Pharmaceuticals, Inc.* (Biotechnology)	152	7,735
Mission Produce, Inc.* (Food Products)	168	1,969
Mister Car Wash, Inc.* (Diversified Consumer Services)	346	2,079
Mistras Group, Inc.* (Professional Services)	57	457
Mitek Systems, Inc.* (Software)	155	1,535
Mobile Infrastructure Corp.* (Real Estate Owners & Developers)	50	227
Modine Manufacturing Co.* (Automobile Components)	183	18,026

See accompanying notes to financial statements.

150 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Modiv Industrial, Inc.* (Retail REITs)	33	$465
Moelis & Co.—Class A (Capital Markets)	260	16,203
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	45	3,890
Monopar Therapeutics, Inc.* (Biotech & Pharma)	14	501
Monro, Inc. (Specialty Retail)	104	1,551
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	235	522
Monte Rosa Therapeutics, Inc.* (Biotechnology)	163	735
Montrose Environemental Group, Inc.* (Commercial Services & Supplies)	113	2,474
Moog, Inc.—Class A (Aerospace & Defense)	98	17,735
Motorcar Parts of America, Inc.* (Automotive)	64	717
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	53	808
MRC Global, Inc.* (Trading Companies & Distributors)	298	4,086
M-Tron Industries, Inc.* (Electrical Equipment)	9	378
Mueller Water Products, Inc.—Class A, Series A (Machinery)	545	13,102
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	472	10,620
MVB Financial Corp.* (Banks)	40	901
Myers Industries, Inc.* (Containers & Packaging)	130	1,884
Myomo, Inc.* (Medical Equipment & Devices)	114	246
MYR Group, Inc.* (Construction & Engineering)	54	9,798
Myriad Genetics, Inc.* (Biotechnology)	318	1,689
N-able, Inc.* (Software)	252	2,041
Nabors Industries, Ltd.* (Energy Equipment & Services)	49	1,373
NACCO Industries, Inc.*—Class A (Oil, Gas & Consumable Fuels)	14	620
NANO Nuclear Energy, Inc.* (Electrical Equipment)	93	3,208
Nano-X Imaging, Ltd.* (Health Care Providers & Services)	224	1,158
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	123	3,652
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	9	995
National Bank Holdings Corp.—Class A (Banks)	132	4,965
National Bankshares, Inc. (Banks)	22	598
National Beverage Corp. (Beverages)	84	3,632
National CineMedia, Inc.* (Media)	224	1,085
National Energy Services Reunited Corp.* (Oil & Gas Services & Equipment)	213	1,282
National Health Investors, Inc.* (Health Care REITs)	161	11,289
National HealthCare Corp. (Health Care Providers & Services)	44	4,708
National Presto Industries, Inc.* (Aerospace & Defense)	18	1,763
National Research Corp. (Health Care Providers & Services)	44	739
National Vision Holdings, Inc.* (Specialty Retail)	272	6,259
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	35	903
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	45	1,766
Nature's Sunshine Products, Inc. (Personal Care Products)	51	754
Navient Corp. (Consumer Finance)	246	3,469

Common Stocks, continued

	Shares	Value
Navigator Holdings Ltd.* (Transportation & Logistics)	114	$1,613
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	468	3,065
NB Bancorp, Inc.* (Banks)	122	2,179
NBT Bancorp, Inc. (Banks)	179	7,437
NCR Atleos Corp.* (Financial Services)	256	7,304
NCR Voyix Corp.* (Software)	486	5,701
Nektar Therapeutics* (Pharmaceuticals)	1	26
Nelnet, Inc.—Class A (Consumer Finance)	49	5,935
Neogen Corp.* (Health Care Equipment & Supplies)	763	3,647
NeoGenomics, Inc.* (Health Care Providers & Services)	450	3,290
Neonode, Inc.* (Technology Hardware)	37	944
NerdWallet, Inc.*—Class A (Consumer Finance)	144	1,580
Nerdy, Inc.* (Diversified Consumer Services)	202	329
NET Lease Office Properties (Office REITs)	52	1,693
Net Power, Inc.* (Electrical Equipment)	119	294
NETGEAR, Inc.* (Communications Equipment)	97	2,820
NetScout Systems, Inc.* (Communications Equipment)	244	6,054
NETSTREIT Corp.* (Retail REITs)	287	4,859
Neurogene, Inc.* (Biotechnology)	34	508
Neuronetics, Inc.* (Health Care Facilities & Services)	126	440
NeuroPace, Inc.* (Health Care Equipment & Supplies)	84	936
New Fortress Energy Inc (Oil & Gas Producers)	590	1,958
New Jersey Resources Corp. (Gas Utilities)	353	15,821
New York Community Bancorp, Inc. (Banks)	1,061	11,247
New York Mortgage Trust, Inc. (Mortgage REITs)	297	1,992
Newmark Group, Inc.—Class A (Real Estate Management & Development)	476	5,783
Newpark Resources, Inc.* (Energy Equipment & Services)	281	2,391
Newsmax, Inc.* (Internet Media & Services)	27	409
NewtekOne, Inc.* (Financial Services)	87	981
NexPoint Diversified Real Estate Trust* (Equity REIT—Diversified)	119	499
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	27	372
NexPoint Residential Trust, Inc. (Residential REITs)	78	2,599
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	467	4,161
Nextdoor Holdings, Inc.* (Interactive Media & Services)	739	1,227
NextNav, Inc.* (Software)	307	4,666
NextNRG, Inc.* (Oil & Gas Producers)	61	169
NEXTracker, Inc.*—Class A (Electrical Equipment)	495	26,912
Nexxen International Ltd.* (Advertising & Marketing)	132	1,374
NI Holdings, Inc.* (Insurance)	24	306
Nicolet Bankshares, Inc.* (Banks)	47	5,804
NioCorp. Developments Ltd.* (Metals & Mining)	181	422
Nkarta, Inc.* (Biotechnology)	187	310

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 151

Common Stocks, continued

	Shares	Value
NL Industries, Inc.* (Commercial Services & Supplies)	29	$186
nLight, Inc.* (Electronic Equipment, Instruments & Components)	168	3,306
NMI Holdings, Inc.*—Class A (Financial Services)	273	11,518
Noble Corp. PLC (Energy Equipment & Services)	441	11,709
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	716	1,883
Northeast Bank (Banks)	26	2,314
Northeast Community Bancorp, Inc. (Banks)	43	1,000
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	323	9,157
Northfield Bancorp, Inc. (Banks)	132	1,515
Northpointe Bancshares, Inc. (Banking)	37	507
Northrim Bancorp, Inc. (Banks)	19	1,772
Northwest Bancshares, Inc. (Banks)	445	5,687
Northwest Natural Holding Co. (Gas Utilities)	141	5,601
Northwest Pipe Co.* (Construction & Engineering)	34	1,394
NorthWestern Energy Group, Inc. (Multi-Utilities)	215	11,030
Norwood Financial Corp. (Banks)	30	773
NovaGold Resources, Inc.* (Metals & Mining)	870	3,558
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	126	16,245
Novavax, Inc.* (Biotechnology)	523	3,295
Novocure, Ltd.* (Health Care Equipment & Supplies)	355	6,319
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	171	1,366
Nurix Therapeutics, Inc.* (Biotechnology)	263	2,996
NuScale Power Corp.* (Electrical Equipment)	443	17,525
Nutex Health, Inc.* (Software)	12	1,494
Nuvalent, Inc.*—Class A (Biotechnology)	150	11,445
Nuvation Bio, Inc.* (Pharmaceuticals)	871	1,698
Nuvectis Pharma, Inc.* (Biotech & Pharma)	45	336
NV5 Global, Inc.* (Professional Services)	203	4,687
NVE Corp. (Semiconductors & Semiconductor Equipment)	17	1,251
Oak Valley Bancorp. (Banks)	24	654
Oceaneering International, Inc.* (Energy Equipment & Services)	328	6,796
OceanFirst Financial Corp. (Banks)	200	3,522
Ocular Therapeutix, Inc.* (Pharmaceuticals)	491	4,556
OFG Bancorp (Banks)	158	6,762
Ohio Valley Banc Corp.* (Asset Management)	13	419
O-I Glass, Inc. (Containers & Packaging)	537	7,916
Oil States International, Inc.* (Energy Equipment & Services)	204	1,093
Oil-Dri Corp. of America (Household Products)	35	2,065
Oklo, Inc.* (Electric Utilities)	358	20,044
Olaplex Holdings, Inc.* (Personal Care Products)	490	686
Old National Bancorp (Banks)	1,119	23,880
Old Point Financial Corp* (Banking)	14	550
Old Second Bancorp, Inc. (Banks)	152	2,696
Olema Pharmaceuticals, Inc.* (Biotechnology)	208	886
Olo, Inc.* (Software)	403	3,587
Olympic Steel, Inc. (Metals & Mining)	35	1,141
Omega Flex, Inc. (Machinery)	12	389

Common Stocks, continued

	Shares	Value
Omeros Corp.* (Pharmaceuticals)	197	$591
OmniAb, Inc.* (Life Sciences Tools & Services)	350	609
Omnicell, Inc.* (Health Care Equipment & Supplies)	163	4,792
ON24, Inc.* (Software)	131	711
Oncology Institute, Inc./The* (Health Care Facilities & Services)	206	422
ONE Gas, Inc. (Gas Utilities)	209	15,019
One Liberty Properties, Inc. (Equity REIT—Diversified)	64	1,527
OneSpan, Inc.* (Software)	126	2,103
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	331	6,749
OneWater Marine, Inc.* (Specialty Retail)	39	522
Onity Group, Inc.* (Financial Services)	23	878
Ooma, Inc.* (Software)	89	1,148
OP Bancorp (Banking)	41	533
OPAL Fuels, Inc.* (Renewable Energy)	74	179
Open Lending Corp.* (Capital Markets)	358	695
OPKO Health, Inc.* (Health Care Providers & Services)	1,263	1,667
Oportun Financial Corp.* (Specialty Finance)	117	838
OppFi, Inc.* (Consumer Finance)	85	1,189
OptimizeRx Corp.* (Health Care Technology)	60	810
Option Care Health, Inc.* (Health Care Providers & Services)	575	18,676
Orange County Bancorp, Inc. (Banks)	33	853
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	262	786
Orchid Island Capital, Inc. (Mortgage REITs)	376	2,636
Organogenesis Holdings, Inc.* (Biotechnology)	238	871
ORIC Pharmaceuticals, Inc.* (Biotechnology)	157	1,594
Origin Bancorp, Inc. (Banks)	104	3,717
Orion Group Holdings, Inc.* (Construction & Engineering)	132	1,197
Orion SA (Chemicals)	194	2,035
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	213	17,841
Orrstown Financial Services, Inc. (Banks)	65	2,069
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	135	1,505
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	59	1,267
Oruka Therapeutics Inc* (Biotech & Pharma)	95	1,065
Oscar Health, Inc.*—Class A (Insurance)	639	13,700
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	56	12,592
Otter Tail Corp. (Electric Utilities)	135	10,407
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	177	4,292
Outbrain, Inc.* (Interactive Media & Services)	126	312
Outfront Media, Inc. (Specialized REITs)	486	7,932
Outset Medical, Inc.* (Software)	62	1,191
Owens & Minor, Inc. (Health Care Providers & Services)	263	2,393
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	49	1,972
P10, Inc.*—Class A (Capital Markets)	190	1,942
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	964	1,195
Pacific Premier Bancorp, Inc. (Banks)	335	7,065

See accompanying notes to financial statements.

152 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Pacira BioSciences, Inc.* (Pharmaceuticals)	161	$3,848
PACS Group, Inc.* (Health Care Providers & Services)	154	1,990
Pagaya Technologies, Ltd.*—Class A (Software)	147	3,134
PagerDuty, Inc.* (Software)	295	4,508
Pagseguro Digital, Ltd.*—Class A (Financial Services)	619	5,967
Palladyne AI Corp.* (Machinery)	89	771
Palomar Holdings, Inc.* (Insurance)	92	14,191
Palvella Therapeutics, Inc.* (Biotech & Pharma)	24	541
PAM Transportation Services, Inc.*(a) (Ground Transportation)	21	270
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	104	489
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	114	5,579
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	186	4,935
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	140	9,712
Paramount Group, Inc.* (Office REITs)	652	3,977
Park Aerospace Corp. (Aerospace & Defense)	64	945
Park National Corp. (Banks)	52	8,698
Parke Bancorp, Inc.* (Banks)	35	713
Park-Ohio Holdings Corp.* (Machinery)	34	607
Pathward Financial, Inc. (Banks)	82	6,488
Patria Investments, Ltd.—Class A (Capital Markets)	210	2,953
Patrick Industries, Inc. (Automobile Components)	113	10,427
Patriot National Bancorp Inc* (Banking)	153	233
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,233	7,312
Payoneer Global, Inc.* (Financial Services)	972	6,658
Paysafe, Ltd.* (Financial Services)	113	1,426
Paysign, Inc.* (Financial Services)	120	864
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	293	6,349
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	39	2,565
PCB Bancorp (Banks)	38	797
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	111	2,373
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	427	5,730
Peakstone Realty Trust (Office REITs)	128	1,691
Peapack-Gladstone Financial Corp. (Banks)	56	1,582
Pebblebrook Hotel Trust (Hotel & Resort REITs)	411	4,106
Peloton Interactive, Inc.*—Class A (Leisure Products)	1,287	8,933
Penns Woods Bancorp Inc.* (Banking)	26	789
PennyMac Financial Services, Inc. (Financial Services)	102	10,163
PennyMac Mortgage Investment Trust (Mortgage REITs)	305	3,922
Peoples Bancorp of North Carolina, Inc. (Banks)	15	433
Peoples Bancorp, Inc.* (Banks)	122	3,726
Peoples Financial Services Corp. (Banks)	32	1,580
Perdoceo Education Corp. (Diversified Consumer Services)	215	7,028
Perella Weinberg Partners (Capital Markets)	213	4,136

Common Stocks, continued

	Shares	Value
Performant Financial Corp.* (Commercial Services & Supplies)	245	$980
Perimeter Solutions SA* (Chemicals)	486	6,765
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	60	631
Perpetua Resources Corp.* (Metals & Mining)	161	1,955
Personalis, Inc.* (Health Care Facilities & Services)	175	1,148
Perspective Therapeutics, Inc.* (Biotechnology)	208	716
Petco Health & Wellness Co., Inc.* (Specialty Retail)	274	775
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	147	1,410
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	71	1,813
Phillips Edison & Co., Inc. (Retail REITs)	441	15,448
Phinia, Inc. (Automobile Components)	138	6,140
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	215	4,048
Phreesia, Inc.* (Health Care Technology)	197	5,606
Piedmont Lithium, Inc.* (Metals & Mining)	72	419
Piedmont Office Realty Trust, Inc. (Office REITs)	434	3,164
Pioneer Bancorp, Inc.* (Banks)	39	469
Piper Sandler Cos. (Capital Markets)	61	16,955
Pitney Bowes, Inc. (Commercial Services & Supplies)	641	6,993
PJT Partners, Inc.—Class A (Capital Markets)	80	13,201
Planet Labs PBC* (Professional Services)	748	4,563
Playstudios, Inc.* (Entertainment)	308	403
Playtika Holding, Corp.* (Entertainment Content)	196	927
Plexus Corp.* (Electronic Equipment, Instruments & Components)	94	12,719
Plug Power, Inc.*(a) (Electrical Equipment)	3,191	4,755
Plumas Bancorp* (Banks)	18	800
Plymouth Industrial REIT, Inc. (Industrial REITs)	143	2,297
Polaris Industries, Inc.* (Leisure Products)	186	7,562
Ponce Financial Group, Inc.* (Banks)	69	955
Porch Group, Inc.* (Software)	281	3,313
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	197	2,299
Portland General Electric Co. (Electric Utilities)	385	15,643
Postal Realty Trust, Inc.—Class A (Office REITs)	78	1,149
Potbelly Corp.* (Hotels, Restaurants & Leisure)	89	1,090
PotlatchDeltic Corp. (Specialized REITs)	274	10,513
Powell Industries, Inc. (Electrical Equipment)	33	6,945
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	198	11,068
Power Solutions International, Inc.* (Machinery)	23	1,488
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	434	1,871
PRA Group, Inc.* (Consumer Finance)	138	2,036
Prairie Operating Co.* (Software)	75	225
Praxis Precision Medicines, Inc.* (Biotechnology)	62	2,607
Precigen, Inc.* (Biotechnology)	524	744
Preferred Bank (Banks)	43	3,721
Preformed Line Products Co.* (Electrical Equipment)	8	1,278
Premier, Inc.—Class A (Health Care Providers & Services)	319	6,996

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 153

Common Stocks, continued

	Shares	Value
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	173	$13,813
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	90	9,454
Prime Medicine, Inc.* (Biotechnology)	204	504
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2	293
Primis Financial Corp. (Banks)	73	792
Primoris Services Corp. (Construction & Engineering)	189	14,731
Princeton Bancorp, Inc. (Banks)	19	580
Priority Technology Holdings, Inc.* (Financial Services)	87	677
Privia Health Group, Inc.* (Health Care Providers & Services)	402	9,246
ProAssurance Corp. (Insurance)	178	4,064
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	183	10,541
Pro-Dex, Inc.* (Medical Equipment & Devices)	7	305
Proficient Auto Logistics, Inc.* (Ground Transportation)	82	595
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	43	334
PROG Holdings, Inc. (Consumer Finance)	140	4,109
Progress Software Corp. (Software)	150	9,576
Progyny, Inc.* (Health Care Providers & Services)	240	5,280
ProPetro Holding Corp.* (Energy Equipment & Services)	280	1,672
PROS Holdings, Inc.* (Software)	153	2,396
Protagonist Therapeutics, Inc.* (Biotechnology)	203	11,220
Protalix Biotherapeutics Inc* (Biotech & Pharma)	243	360
Protara Therapeutics, Inc.* (Biotech & Pharma)	113	342
Prothena Corp. PLC* (Biotechnology)	135	819
Proto Labs, Inc.* (Machinery)	83	3,323
Provident Bancorp, Inc.* (Banks)	56	699
Provident Financial Services, Inc. (Banks)	450	7,889
PTC Therapeutics, Inc.* (Biotechnology)	271	13,236
PubMatic, Inc.*—Class A (Media)	146	1,816
Pulmonx Corp.* (Health Care Equipment & Supplies)	133	344
Pulse Biosciences, Inc.*(a) (Health Care Equipment & Supplies)	62	936
Puma Biotechnology, Inc.* (Biotechnology)	148	508
Pure Cycle Corp.* (Water Utilities)	69	740
PureCycle Technologies, Inc.*(a) (Chemicals)	453	6,206
Q2 Holdings, Inc.* (Software)	217	20,309
QCR Holdings, Inc. (Banks)	58	3,938
Quad/Graphics, Inc. (Commercial Services & Supplies)	101	571
Quaker Chemical Corp. (Chemicals)	49	5,485
Qualys, Inc.* (Software)	128	18,287
Quanex Building Products Corp. (Building Products)	165	3,119
Quanterix Corp.* (Life Sciences Tools & Services)	128	851
Quantum Computing Inc* (Software)	402	7,706
Quantum-Si, Inc.* (Life Sciences Tools & Services)	492	964
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	237	6,830

Common Stocks, continued

	Shares	Value
QuinStreet, Inc.* (Interactive Media & Services)	190	$3,059
Rackspace Technology, Inc.* (IT Services)	292	374
Radian Group, Inc. (Financial Services)	494	17,794
Radiant Logistics, Inc.* (Air Freight & Logistics)	116	705
RadNet, Inc.* (Health Care Providers & Services)	232	13,203
Ramaco Resources, Inc.—Class A (Metals & Mining)	124	1,629
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	377	24,137
Ranger Bermuda Topco Ltd.* (Insurance)	6	159
Ranger Energy Services, Inc.* (Energy Equipment & Services)	60	716
Ranpak Holdings Corp.* (Containers & Packaging)	164	585
Rapid7, Inc.* (Software)	223	5,158
Rapport Therapeutics, Inc.* (Pharmaceuticals)	61	694
Rayonier Advanced Materials, Inc. (Chemicals)	225	866
RBB Bancorp (Banks)	59	1,015
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	29	1,105
RCM TECHNOLOGIES, INC.* (Technology Services)	17	401
RE/MAX Holdings, Inc.*—Class A (Real Estate Management & Development)	64	524
Ready Capital Corp.(a) (Mortgage REITs)	582	2,543
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	1,185	5,996
Red Cat Holdings, Inc.* (Aerospace & Defense)	261	1,900
Red River Bancshares, Inc.* (Banks)	16	939
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	171	8,897
Red Violet, Inc.* (Software)	39	1,919
Redwire Corp.*(a) (Aerospace & Defense)	117	1,907
Redwood Trust, Inc. (Mortgage REITs)	464	2,742
REGENXBIO, Inc.* (Biotechnology)	163	1,338
Regional Management Corp.* (Consumer Finance)	32	935
Relay Therapeutics, Inc.* (Biotechnology)	462	1,599
Remitly Global, Inc.* (Financial Services)	541	10,155
Renasant Corp. (Banks)	329	11,821
Repay Holdings Corp.* (Financial Services)	272	1,311
Replimune Group, Inc.* (Biotechnology)	230	2,137
ReposiTrak, Inc.* (Software)	39	766
Repro-Med Systems, Inc.* (Medical Equipment & Devices)	148	530
Republic Bancorp, Inc.*—Class A (Banks)	29	2,120
Reservoir Media, Inc.* (Entertainment)	71	545
Resideo Technologies, Inc.* (Building Products)	519	11,449
Resolute Holdings Management, Inc.* (Asset Management)	15	478
Resources Connection, Inc. (Professional Services)	114	612
REV Group, Inc. (Machinery)	179	8,519
Revolve Group, Inc.* (Specialty Retail)	142	2,847
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	52	2,533
Rezolute, Inc.* (Biotech & Pharma)	234	1,044
Rezolve AI PLC* (Software)	317	975
RGC Resources, Inc.* (Gas Utilities)	29	649
Rhinebeck BanCorp, Inc.* (Banking)	16	188
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	190	12,006

See accompanying notes to financial statements.

154 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
Ribbon Communications, Inc.* (Communications Equipment)	327	$1,311
Richardson Electronics, Ltd.* (Electronic Equipment, Instruments & Components)	42	405
Richmond Mutual BanCorp, Inc.* (Banking)	32	442
Richtech Robotics, Inc.* (Machinery)	241	470
Rigel Pharmaceuticals, Inc.* (Biotechnology)	61	1,143
Rigetti Computing, Inc.*(a) (Semiconductors & Semiconductor Equipment)	988	11,718
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	46	1,207
Rimini Street, Inc.* (Software)	170	641
Riot Platforms, Inc.* (Software)	1,154	13,040
Riverview Bancorp, Inc.* (Banking)	71	391
RLJ Lodging Trust (Hotel & Resort REITs)	518	3,771
Rocket Pharmaceuticals, Inc.* (Biotechnology)	293	718
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	25	555
Rogers Corp.* (Electronic Equipment, Instruments & Components)	65	4,451
Root, Inc.*—Class A (Insurance)	37	4,735
RPC, Inc. (Energy Equipment & Services)	312	1,476
Rumble, Inc.* (Internet Media & Services)	275	2,469
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	219	11,281
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	32	1,679
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	310	4,619
RXO, Inc.* (Ground Transportation)	568	8,929
RxSight, Inc.* (Health Care Equipment & Supplies)	130	1,690
Ryerson Holding Corp.* (Metals & Mining)	95	2,049
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	205	20,227
S&T Bancorp, Inc. (Banks)	134	5,068
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	239	5,253
Sabra Health Care REIT, Inc. (Health Care REITs)	830	15,305
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,266	4,001
Safe Builders, Inc. (Marine Transportation)	201	726
Safehold, Inc. (Specialized REITs)	196	3,050
Safety Insurance Group, Inc. (Insurance)	52	4,128
Sage Therapeutics, Inc.* (Biotechnology)	198	1,806
Sally Beauty Holdings, Inc.* (Specialty Retail)	357	3,306
Sana Biotechnology, Inc.* (Biotechnology)	466	1,272
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	11	312
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	127	1,374
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	182	17,805
SANUWAVE Health, Inc.* (Medical Equipment & Devices)	24	789
Sapiens International Corp. N.V. (Software)	109	3,188
Satellogic, Inc.* (Telecommunications)	241	872
Saul Centers, Inc. (Retail REITs)	43	1,468
Savara, Inc.* (Biotechnology)	442	1,008
Savers Value Village, Inc.* (Broadline Retail)	81	826
SB Financial Group* (Banking)	21	401

Common Stocks, continued

	Shares	Value
SBC Medical Group Holdings, Inc.* (Health Care Facilities & Services)	20	$93
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	76	3,178
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	97	2,880
Scholar Rock Holding Corp.* (Biotechnology)	283	10,024
Scholastic Corp. (Media)	76	1,594
Schrodinger, Inc.* (Health Care Technology)	197	3,964
Scilex Holding Co.* (Biotech & Pharma)	8	47
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	152	5,948
scPharmaceuticals, Inc.* (Pharmaceuticals)	119	453
Seacoast Banking Corp. of Florida (Banks)	297	8,203
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	72	367
Seadrill, Ltd.* (Energy Equipment & Services)	219	5,749
Seaport Entertainment Group Inc* (Real Estate Owners & Developers)	26	485
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	95	4,479
Security National Financial Corp.*—Class A (Specialty Finance)	51	502
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	326	2,817
Select Medical Holdings Corp. (Health Care Providers & Services)	390	5,920
Selective Insurance Group, Inc. (Insurance)	212	18,369
Selectquote, Inc.* (Insurance)	480	1,142
SELLAS Life Sciences Group, Inc.* (Biotech & Pharma)	333	729
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	29	1,123
SEMrush Holdings, Inc.* (Software)	161	1,457
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	304	13,723
Seneca Foods Corp.*—Class A (Food Products)	16	1,623
Sensient Technologies Corp. (Chemicals)	148	14,581
Septerna, Inc.* (Pharmaceuticals)	75	793
Serve Robotics, Inc.* (Internet Media & Services)	164	1,876
Service Properties Trust (Hotel & Resort REITs)	540	1,291
ServisFirst Bancshares, Inc. (Banks)	180	13,952
Seven Hills Realty Trust (Mortgage REITs)	51	616
Sezzle, Inc.* (Financial Services)	52	9,321
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	423	3,524
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	136	19,122
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	177	2,418
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	587	2,495
Shoe Carnival, Inc. (Specialty Retail)	63	1,179
Shore Bancshares, Inc. (Banks)	108	1,698
ShotSpotter, Inc.* (Software)	33	431
Shutterstock, Inc. (Interactive Media & Services)	84	1,593
SI-BONE, Inc.* (Health Care Equipment & Supplies)	133	2,503
Siebert Financial Corp.* (Asset Management)	49	217
Sierra Bancorp (Banks)	44	1,306

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 155

Common Stocks, continued

	Shares	Value
SIGA Technologies, Inc. (Pharmaceuticals)	143	$932
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	144	595
Signet Jewelers, Ltd. (Specialty Retail)	146	11,614
Sila Realty Trust, Inc.* (Health Care REITs)	194	4,592
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	113	16,652
Silvaco Group, Inc.* (Software)	27	127
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	28	444
Simmons First National Corp.—Class A (Banks)	438	8,304
Simulations Plus, Inc. (Health Care Technology)	58	1,012
Sinclair, Inc.* (Media)	135	1,866
Sionna Therapeutics, Inc.* (Medical Equipment & Devices)	43	746
SiriusPoint, Ltd.* (Insurance)	358	7,300
SITE Centers Corp. (Retail REITs)	175	1,979
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	74	15,768
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	273	5,018
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	335	10,194
SJW Group (Water Utilities)	111	5,769
Skillsoft Corp.* (Software)	16	256
Sky Harbour Group Corp.* (Transportation Infrastructure)	74	723
Skyward Specialty Insurance Group, Inc.* (Insurance)	125	7,224
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	92	905
SkyWest, Inc.* (Passenger Airlines)	141	14,519
SKYX Platforms Corp.* (Electrical Equipment)	214	224
SL Green Realty Corp. (Office REITs)	251	15,536
Sleep Number Corp.* (Specialty Retail)	73	493
SM Energy Co. (Oil, Gas & Consumable Fuels)	399	9,859
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	186	3,685
SmartFinancial, Inc.* (Banks)	51	1,723
Smartstop Self Storage REIT, Inc.* (REITS & Real Estate Management)	99	3,587
Smith & Wesson Brands, Inc. (Leisure Products)	153	1,328
Smith-Midland Corp.* (Construction Materials)	10	336
Solaris Energy Infrastructure, Inc.*—Class A (Energy Equipment & Services)	127	3,593
Soleno Therapeutics, Inc.* (Biotechnology)	140	11,729
Solesence, Inc.* (Household Products)	66	288
Solid Biosciences, Inc.* (Biotechnology)	230	1,120
Solid Power, Inc.* (Automobile Components)	506	1,108
Sonic Automotive, Inc.—Class A (Specialty Retail)	52	4,156
Sonida Senior Living, Inc.* (Health Care Providers & Services)	19	474
Sonos, Inc.* (Household Durables)	411	4,443
Sound Financial Bancorp, Inc.* (Banking)	7	322
SoundHound AI, Inc.*—Class A (Software)	1,279	13,724
South Plains Financial, Inc. (Banks)	45	1,622
Southern California BanCorp* (Banks)	78	1,229
Southern First Bancshares, Inc.* (Banks)	27	1,027
Southern Missouri Bancorp, Inc. (Banks)	34	1,863

Common Stocks, continued

	Shares	Value
Southland Holdings, Inc.* (Construction & Engineering)	37	$155
Southside Bancshares, Inc. (Banks)	101	2,972
Southwest Gas Holdings, Inc. (Gas Utilities)	226	16,811
SpartanNash Co. (Consumer Staples Distribution & Retail)	118	3,126
Spectrum Brands Holdings, Inc. (Household Products)	89	4,717
Sphere Entertainment Co.* (Entertainment)	97	4,055
Spire Global, Inc.* (Professional Services)	96	1,142
Spire, Inc. (Gas Utilities)	201	14,671
Spirit Aviation Holdings, Inc.* (Transportation & Logistics)	56	279
Spok Holdings, Inc. (Wireless Telecommunication Services)	71	1,255
Sprinklr, Inc.*—Class A (Software)	384	3,249
Sprout Social, Inc.*—Class A (Software)	180	3,764
SPS Commerce, Inc.* (Software)	133	18,100
SPX Technologies, Inc.* (Machinery)	159	26,660
Spyre Therapeutics, Inc.* (Biotechnology)	174	2,605
SR BanCorp, Inc.* (Banking)	27	365
SSR Mining, Inc. (Metals & Mining)	711	9,058
STAAR Surgical Co.* (Health Care Equipment & Supplies)	174	2,920
Stagwell, Inc. (Media)	403	1,814
Standard BioTools, Inc.* (Life Sciences Tools & Services)	1,045	1,254
Standard Motor Products, Inc. (Automobile Components)	74	2,273
Standex International Corp. (Machinery)	41	6,416
Starz Entertainment Corp.* (Entertainment)	45	723
Steelcase, Inc.—Class A (Commercial Services & Supplies)	293	3,056
Stellar Bancorp, Inc. (Banks)	164	4,589
Stepan Co. (Chemicals)	75	4,094
StepStone Group, Inc.—Class A (Capital Markets)	219	12,155
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	200	424
Sterling Infrastructure, Inc.* (Construction & Engineering)	104	23,996
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	242	5,803
Stewart Information Services Corp. (Insurance)	97	6,315
Stitch Fix, Inc.*—Class A (Specialty Retail)	371	1,373
Stock Yards Bancorp, Inc. (Banks)	92	7,266
Stoke Therapeutics, Inc.* (Biotechnology)	143	1,623
StoneCo, Ltd.* (Financial Services)	847	13,586
StoneX Group, Inc.* (Capital Markets)	158	14,400
Strategic Education, Inc. (Diversified Consumer Services)	84	7,151
Strattec Security Corporation* (Industrial Intermediate Prod)	14	871
Stratus Properties, Inc.* (Real Estate Management & Development)	23	434
Strawberry Fields REIT, Inc. (Health Care REITs)	25	264
Stride, Inc.* (Diversified Consumer Services)	149	21,634
Sturm Ruger & Co., Inc. (Leisure Products)	56	2,010
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	383	1,949
See accompanying notes to financial statements.

156 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares		Value
Summit Midstream Corp.* (Oil & Gas Producers)	35		$859
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	178		2,092
SunCoke Energy, Inc. (Metals & Mining)	297		2,551
SunOpta, Inc.* (Food Products)	334		1,937
Sunrise Realty Trust, Inc. (Mortgage REITs)	35		371
Sunrun, Inc.* (Electrical Equipment)	732		5,988
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	673		5,842
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	556		6,099
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	39		402
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	188		5,926
Surgery Partners, Inc.* (Health Care Providers & Services)	270		6,002
Surmodics, Inc.* (Health Care Equipment & Supplies)	49		1,456
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	361		5,372
SWK Holdings Corp.* (Financial Services)	11		162
Sylvamo Corp. (Paper & Forest Products)	120		6,012
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	136		8,816
Synchronoss Technologies, Inc.* (Software)	38		260
Syndax Pharmaceuticals, Inc.* (Biotechnology)	297		2,781
System1, Inc.* (Interactive Media & Services)	—	(b)	2
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	82		831
Talkspace, Inc.* (Health Care Providers & Services)	430		1,195
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	420		3,562
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	233		4,343
Tanger, Inc. (Retail REITs)	390		11,926
Tango Therapeutics, Inc.* (Biotechnology)	268		1,372
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	112		797
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	135		5,469
Taylor Morrison Home Corp.* (Household Durables)	344		21,129
Taysha Gene Therapies, Inc.* (Biotechnology)	578		1,335
TechTarget, Inc.* (Media)	93		723
Tecnoglass, Inc. (Building Products)	85		6,576
Tectonic Therapeutic, Inc.* (Biotech & Pharma)	38		755
Teekay Corp.* (Transportation & Logistics)	182		1,502
Teekay Tankers, Ltd.—Class A (Transportation & Logistics)	84		3,505
TEGNA, Inc. (Media)	562		9,418
Tejon Ranch Co.* (Real Estate Management & Development)	73		1,238
Teladoc Health, Inc.* (Health Care Technology)	614		5,347
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	343		12,204
Telos Corp.* (Software)	191		605
Tenable Holdings, Inc.* (Software)	417		14,086
Tennant Co. (Machinery)	66		5,114
Terawulf, Inc.* (Software)	930		4,073

Common Stocks, continued

	Shares	Value
Terex Corp. (Machinery)	228	$10,645
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	252	940
Terreno Realty Corp. (Industrial REITs)	357	20,016
TETRA Technologies, Inc.* (Energy Equipment & Services)	443	1,488
Tevogen Bio Holdings, Inc.* (Biotechnology)	99	124
Texas Capital Bancshares, Inc.* (Banks)	159	12,625
TG Therapeutics, Inc.* (Biotechnology)	507	18,246
The Andersons, Inc. (Consumer Staples Distribution & Retail)	114	4,190
The Arena Group Holdings, Inc.* (Advertising & Marketing)	45	279
The Baldwin Insurance Group, Inc.* (Insurance)	245	10,488
The Bancorp, Inc.* (Banks)	159	9,058
The Bank of NT Butterfield & Son, Ltd. (Banks)	152	6,731
The Beauty Health Co.* (Personal Care Products)	399	762
The Brink's Co. (Commercial Services & Supplies)	151	13,482
The Buckle, Inc. (Specialty Retail)	110	4,989
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	161	10,088
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	127	8,104
The Chemours Co.* (Chemicals)	526	6,023
The E.W. Scripps Co.*—Class A (Media)	219	644
The Eastern Co.* (Machinery)	20	456
The Ensign Group, Inc. (Health Care Providers & Services)	196	30,235
The First Bancorp, Inc.* (Banks)	38	966
The GEO Group, Inc.* (Commercial Services & Supplies)	478	11,448
The Goodyear Tire & Rubber Co.* (Automobile Components)	912	9,457
The Gorman-Rupp Co. (Machinery)	73	2,681
The Greenbrier Cos., Inc. (Machinery)	107	4,927
The Hackett Group, Inc.* (IT Services)	88	2,237
The Hain Celestial Group, Inc.* (Food Products)	316	480
The Honest Co., Inc.* (Personal Care Products)	326	1,659
The Joint Corp.* (Health Care Providers & Services)	53	612
The Lovesac Co.* (Household Durables)	47	855
The Macerich Co. (Retail REITs)	887	14,352
The Manitowoc Co., Inc.* (Machinery)	121	1,454
The Marcus Corp.* (Entertainment)	83	1,399
The ODP Corp.* (Specialty Retail)	96	1,740
The Pennant Group, Inc.* (Health Care Providers & Services)	118	3,522
The Real Brokerage, Inc.* (Real Estate Management & Development)	370	1,669
The RealReal, Inc.* (Specialty Retail)	333	1,595
The RMR Group, Inc.*—Class A (Real Estate Management & Development)	54	883
The Shyft Group, Inc. (Machinery)	113	1,417
The Simply Good Foods Co.* (Food Products)	327	10,330
The St. Joe Co. (Real Estate Management & Development)	133	6,344
The Vita Coco Co., Inc.* (Beverages)	140	5,054
The York Water Co.* (Water Utilities)	50	1,580
Theravance Biopharma, Inc.* (Pharmaceuticals)	132	1,456

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 157

Common Stocks, continued

	Shares	Value
Thermon Group Holdings, Inc.* (Electrical Equipment)	116	$3,257
Third Coast Bancshares, Inc.* (Banks)	45	1,470
Third Harmonic Bio, Inc.* (Pharmaceuticals)	88	478
ThredUp, Inc.*—Class A (Specialty Retail)	318	2,382
Thryv Holdings, Inc.* (Media)	130	1,581
Tidewater, Inc.* (Energy Equipment & Services)	177	8,165
Tile Shop Holdings, Inc. (Specialty Retail)	101	642
Timberland Bancorp, Inc./WA (Banks)	26	811
TimkenSteel Corp.* (Metals & Mining)	128	1,972
Tiptree, Inc. (Insurance)	82	1,934
Titan America SA* (Construction Materials)	85	1,061
Titan International, Inc. (Machinery)	170	1,746
Titan Machinery, Inc.* (Trading Companies & Distributors)	73	1,446
Tompkins Financial Corp. (Banks)	47	2,948
Tonix Pharmaceuticals Holding Corp.* (Biotech & Pharma)	26	935
Tootsie Roll Industries, Inc.* (Food Products)	61	2,040
Topgolf Callaway Brands Corp.* (Leisure Products)	461	3,711
Torrid Holdings, Inc.* (Specialty Retail)	83	245
Tourmaline Bio, Inc.* (Biotechnology)	66	1,055
TowneBank* (Banks)	247	8,442
TPG RE Finance Trust, Inc. (Mortgage REITs)	239	1,845
Traeger, Inc.* (Household Durables)	111	190
Transcat, Inc.* (Trading Companies & Distributors)	32	2,751
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	7	298
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	116	15,545
Transocean, Ltd. (Energy Equipment & Services)	2,602	6,739
TRAVELZOO INC.* (Internet Media & Services)	22	280
Travere Therapeutics, Inc.* (Biotechnology)	308	4,558
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	166	976
Tredegar Corp.* (Metals & Mining)	93	818
TreeHouse Foods, Inc.* (Food Products)	176	3,418
Trevi Therapeutics, Inc.* (Pharmaceuticals)	265	1,450
Tri Pointe Homes, Inc.* (Household Durables)	312	9,968
TriCo Bancshares (Banks)	107	4,332
Triller Group, Inc.* (Internet Media & Services)	360	335
TriMas Corp.* (Containers & Packaging)	116	3,319
TriNet Group, Inc. (Professional Services)	104	7,607
Trinity Industries, Inc. (Machinery)	286	7,725
Trinseo PLC* (Chemicals)	119	371
TripAdvisor, Inc.* (Interactive Media & Services)	406	5,298
TriSalus Life Sciences, Inc.* (Biotech & Pharma)	56	305
Triumph Financial, Inc.* (Banks)	78	4,299
Triumph Group, Inc. (Aerospace & Defense)	259	6,669
Tronox Holdings PLC—Class A (Chemicals)	417	2,114
TrueBlue, Inc.* (Professional Services)	100	648
TrueCar, Inc.* (Interactive Media & Services)	275	523
Trupanion, Inc.* (Insurance)	130	7,196
TrustCo Bank Corp. (Banks)	65	2,172
Trustmark Corp. (Banks)	198	7,219
TSS Inc/MD* (Engineering & Construction)	64	1,845
TTEC Holdings, Inc. (Professional Services)	69	332
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	352	14,369

Common Stocks, continued

	Shares	Value
Tucows, Inc.*—Class A (IT Services)	24	$473
TuHURA Biosciences, Inc.* (Biotech & Pharma)	90	201
Turning Point Brands, Inc. (Tobacco)	60	4,546
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	52	719
Tutor Perini Corp.* (Construction & Engineering)	155	7,251
Tvardi Therapeutics, Inc.* (Biotech & Pharma)	12	280
Twist Bioscience Corp.* (Biotechnology)	206	7,579
Two Harbors Investment Corp. (Mortgage REITs)	365	3,931
TXNM Energy, Inc. (Electric Utilities)	324	18,248
Tyra Biosciences, Inc.* (Biotechnology)	84	804
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	53	4,145
Udemy, Inc.* (Diversified Consumer Services)	339	2,383
UFP Industries, Inc. (Building Products)	211	20,965
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	26	6,348
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	156	3,521
UMB Financial Corp. (Banks)	254	26,712
UMH Properties, Inc. (Residential REITs)	273	4,584
UniFirst Corp. (Commercial Services & Supplies)	53	9,976
Union Bankshares, Inc./Morrisville VT* (Banking)	13	346
Unisys Corp.* (IT Services)	233	1,055
United Bankshares, Inc. (Banks)	494	17,997
United Community Banks, Inc. (Banks)	421	12,542
United Fire Group, Inc. (Insurance)	73	2,095
United Insurance Holdings Corp.* (Insurance)	85	945
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	209	4,872
United Security Bancshares/Fresno CA* (Banking)	48	415
United States Antimony Corp.* (Metals & Mining)	320	698
United States Lime & Minerals, Inc. (Construction Materials)	38	3,792
Uniti Group, Inc. (Specialized REITs)	829	3,581
Unitil Corp. (Multi-Utilities)	56	2,920
Unity Bancorp, Inc. (Banks)	26	1,224
Universal Corp.* (Tobacco)	84	4,892
Universal Health Realty Income Trust (Health Care REITs)	45	1,799
Universal Insurance Holdings, Inc. (Insurance)	89	2,468
Universal Logistics Holdings, Inc. (Ground Transportation)	24	609
Universal Technical Institute, Inc.* (Diversified Consumer Services)	157	5,321
Univest Financial Corp. (Banks)	101	3,034
Upbound Group, Inc. (Specialty Retail)	183	4,593
Upstart Holdings, Inc.* (Consumer Finance)	294	19,015
Upstream Bio, Inc.* (Biotechnology)	122	1,340
Upwork, Inc.* (Professional Services)	434	5,833
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,486	10,105
Urban Edge Properties (Retail REITs)	444	8,285
Urban Outfitters, Inc.* (Specialty Retail)	221	16,031
UroGen Pharma, Ltd.* (Biotechnology)	129	1,767
US Gold Corp.* (Metals & Mining)	38	464
US Goldmining, Inc.* (Metals & Mining)	6	49

See accompanying notes to financial statements.

158 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Common Stocks, continued

	Shares	Value
USANA Health Sciences, Inc.* (Personal Care Products)	39	$1,191
USCB Financial Holdings, Inc. (Banks)	37	612
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	11	626
Utz Brands, Inc. (Food Products)	253	3,175
V2X, Inc.* (Aerospace & Defense)	60	2,913
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	361	1,303
Valaris, Ltd.* (Energy Equipment & Services)	223	9,391
Valhi, Inc. (Chemicals)	8	129
Valley National Bancorp (Banks)	1,694	15,127
Value Line, Inc. (Capital Markets)	3	117
Vanda Pharmaceuticals, Inc.* (Biotechnology)	194	916
Varex Imaging Corp.* (Health Care Equipment & Supplies)	143	1,240
Varonis Systems, Inc.* (Software)	385	19,539
Vaxcyte, Inc.* (Biotechnology)	439	14,271
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	200	4,064
Velocity Financial, Inc.* (Financial Services)	39	723
Vera Therapeutics, Inc.* (Biotechnology)	180	4,241
Veracyte, Inc.* (Biotechnology)	274	7,406
Verastem, Inc.* (Biotechnology)	158	656
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	15	52
Vericel Corp.* (Biotechnology)	176	7,489
Verint Systems, Inc.* (Software)	217	4,268
Veritex Holdings, Inc. (Banks)	185	4,829
Verra Mobility Corp.*—Class A (Professional Services)	558	14,168
Vertex, Inc.*—Class A (Software)	227	8,021
Verve Therapeutics, Inc.* (Biotechnology)	238	2,673
Vestis Corp. (Commercial Services & Supplies)	403	2,309
Viad Corp.* (Commercial Services & Supplies)	74	2,133
Viant Technology, Inc.*—Class A (Software)	55	728
Viasat, Inc.* (Communications Equipment)	396	5,782
Viavi Solutions, Inc.* (Communications Equipment)	773	7,784
Vicor Corp.* (Electrical Equipment)	82	3,720
Victoria's Secret & Co.* (Specialty Retail)	239	4,426
Victory Capital Holdings, Inc.—Class A (Capital Markets)	155	9,869
Viemed Healthcare, Inc.* (Health Care Providers & Services)	122	843
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	32	1,232
Vimeo, Inc.* (Interactive Media & Services)	549	2,218
Vir Biotechnology, Inc.* (Biotechnology)	311	1,567
Virco Mfg. Corp.* (Commercial Services & Supplies)	38	303
Virginia National Bankshares Corp. (Banks)	17	629
Viridian Therapeutics, Inc.* (Biotechnology)	242	3,383
Virtus Investment Partners, Inc. (Capital Markets)	23	4,172
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	423	6,717
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	42	1,180
Visteon Corp.* (Automobile Components)	96	8,957

Common Stocks, continued

	Shares	Value
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	104	$1,673
Vital Farms, Inc.* (Food Products)	121	4,661
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	103	2,275
Vivid Seats, Inc.—Class A (Entertainment)	228	385
Vox Royalty Corp.* (Metals & Mining)	140	442
Voyager Therapeutics, Inc.* (Biotechnology)	163	507
Vroom, Inc.* (Specialty Finance)	4	114
VSE Corp. (Commercial Services & Supplies)	71	9,300
VTEX* (Software)	202	1,333
Vuzix Corp.* (Technology Hardware)	224	654
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	346	571
Wabash National Corp. (Machinery)	144	1,531
WaFd, Inc.* (Banks)	67	1,895
Waldencast PLC*—Class A (Personal Care Products)	148	363
Walker & Dunlop, Inc. (Financial Services)	115	8,105
Warby Parker, Inc.*—Class A (Specialty Retail)	343	7,522
Warrior Met Coal, Inc. (Metals & Mining)	182	8,341
Washington Federal, Inc. (Banks)	281	8,228
Waterstone Financial, Inc. (Financial Services)	55	760
Watts Water Technologies, Inc.—Class A (Machinery)	96	23,605
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	391	2,542
Waystar Holding Corp.* (Health Care Technology)	318	12,996
WD-40 Co. (Household Products)	48	10,948
Weave Communications, Inc.* (Software)	204	1,697
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	63	572
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	58	4,204
Werner Enterprises, Inc. (Ground Transportation)	210	5,746
WesBanco, Inc. (Banks)	331	10,470
West Bancorp, Inc.* (Banks)	53	1,040
Westamerica Bancorp (Banks)	89	4,311
Western New England Bancorp, Inc.* (Banking)	64	591
Westrock Coffee Co.* (Food Products)	126	722
WESTWOOD HOLDINGS GROUP INC* (Asset Management)	26	406
Weyco Group, Inc. (Distributors)	22	730
Whitestone REIT (Retail REITs)	158	1,972
WideOpenWest, Inc.* (Media)	177	719
Willdan Group, Inc.* (Professional Services)	49	3,063
Willis Lease Finance Corp. (Trading Companies & Distributors)	12	1,713
Winmark Corp. (Specialty Retail)	10	3,776
Winnebago Industries, Inc. (Automobiles)	95	2,755
WisdomTree, Inc. (Capital Markets)	420	4,834
WK Kellogg Co. (Food Products)	217	3,459
WM Technology, Inc.* (Software)	305	273
WNS Holdings, Ltd.* (Professional Services)	141	8,917
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	545	217
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	281	5,080
Workiva, Inc.* (Software)	176	12,047
World Acceptance Corp.* (Consumer Finance)	12	1,981

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 159

Common Stocks, continued

	Shares	Value
World Kinect Corp. (Oil, Gas & Consumable Fuels)	193	$5,472
Worthington Enterprises, Inc. (Household Durables)	110	7,000
Worthington Steel, Inc. (Metals & Mining)	115	3,430
WSFS Financial Corp. (Banks)	203	11,165
Xencor, Inc.* (Biotechnology)	246	1,934
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	355	4,462
Xenon Pharmaceuticals, Inc.* (Biotech & Pharma)	265	8,296
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	523	2,442
Xerox Holdings Corp.(a) (Technology Hardware, Storage & Peripherals)	411	2,166
XOMA Royalty Corp.* (Biotechnology)	33	832
Xometry, Inc.*—Class A (Trading Companies & Distributors)	152	5,136
XPEL, Inc.* (Automobile Components)	84	3,016
Xperi, Inc.* (Software)	156	1,234
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	96	719
Yelp, Inc.* (Interactive Media & Services)	216	7,402
Yext, Inc.* (Software)	361	3,069
Y-mAbs Therapeutics, Inc.* (Biotechnology)	129	582
Zenas Biopharma, Inc.* (Biotechnology)	57	552
Zeta Global Holdings Corp.*—Class A (Software)	656	10,161
Zevia PBC* (Beverages)	110	354
Zevra Therapeutics, Inc.* (Pharmaceuticals)	189	1,665
Ziff Davis, Inc.* (Interactive Media & Services)	149	4,510
Zimvie, Inc.* (Health Care Equipment & Supplies)	96	898
ZipRecruiter, Inc.* (Interactive Media & Services)	229	1,147
Zspace, Inc.* (Software)	8	26
Zumiez, Inc.* (Specialty Retail)	55	729
Zurn Elkay Water Solutions Corp. (Building Products)	525	19,199
Zymeworks, Inc.* (Biotechnology)	171	2,146
TOTAL COMMON STOCKS (Cost $5,840,868)		8,874,128

Rights (0.0%)

Cartesian Therapeutics, Inc.*†CVR (Health Care)	403	—
Chinook Therapeutics*†CVR (Health Care)	243	—
TOTAL RIGHTS (Cost $—)		—

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*† (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (29.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $3,915,462	$3,915,000	$3,915,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,915,000)		3,915,000

Collateral for Securities Loaned(e) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.37%(f)	89,417	$89,417
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $89,417)		89,417
TOTAL INVESTMENT SECURITIES (Cost $9,845,285)—97.8%		12,878,545
Net other assets (liabilities)—2.2%		284,425
NET ASSETS—100.0%		$13,162,970

*  Non-income producing security.

†  These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2025, these securities represented 0.0% of the net assets of the Fund.

(a)  All or part of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $84,959.

(b)  Number of shares is less than 0.50.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $2,135,000.

(e)  Securities were purchased with cash collateral held from securities on loan at June 30, 2025.

(f)  Rate periodically changes. Rate disclosed is the daily yield as of June 30, 2025.

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

160 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Russell 2000 Index Futures Contracts	8	9/22/25	$876,680	$5,830

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	7/28/25	4.53%	$2,945,359	$3,122
Russell 2000 Index	Goldman Sachs International	7/28/25	4.88%	5,977,010	7,089
				$8,922,369	$10,211
iShares Russell 2000 ETF	UBS AG	7/28/25	5.13%	$1,649,764	$1,667
Russell 2000 Index	UBS AG	7/28/25	5.03%	5,966,135	7,330
				$7,615,899	$8,997
				$16,538,268	$19,208

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 161

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Advertising & Marketing	$1,653	NM
Aerospace & Defense	146,414	1.1%
Air Freight & Logistics	9,631	0.1%
Apparel & Textile Products	2,282	NM
Asset Management	5,505	NM
Automobile Components	103,213	0.8%
Automobiles	3,344	NM
Automotive	7,892	0.1%
Banking	19,810	0.2%
Banks	916,153	7.0%
Beverages	10,509	0.1%
Biotech & Pharma	36,670	0.3%
Biotechnology	604,843	4.6%
Broadline Retail	6,967	0.1%
Building Products	121,546	0.9%
Cable & Satellite	1,952	NM
Capital Markets	145,063	1.1%
Chemicals	151,809	1.1%
Commercial Services & Supplies	173,556	1.3%
Commercial Support Services	431	NM
Communications Equipment	67,204	0.5%
Construction & Engineering	192,752	1.5%
Construction Materials	21,517	0.2%
Consumer Finance	90,935	0.7%
Consumer Staples Distribution & Retail	45,695	0.3%
Containers & Packaging	22,611	0.2%
Distributors	4,013	NM
Diversified Consumer Services	117,752	0.9%
Diversified Telecommunication Services	35,035	0.3%
Electric Utilities	97,284	0.7%
Electrical Equipment	136,489	1.0%
Electronic Equipment, Instruments & Components	309,932	2.3%
Energy Equipment & Services	153,477	1.2%
Engineering & Construction	2,253	NM
Entertainment	46,551	0.4%
Entertainment Content	1,558	NM
Equity REIT—Diversified	58,733	0.5%
Financial Services	231,387	1.8%
Food Products	84,158	0.6%
Forestry, Paper & Wood Products	1,401	NM
Gas & Water Utilities	17,514	0.1%
Gas Utilities	78,190	0.6%
Ground Transportation	32,867	0.3%
Health Care Equipment & Supplies	251,521	1.9%
Health Care Facilities & Services	7,564	0.1%
Health Care Providers & Services	288,874	2.2%
Health Care REITs	85,259	0.6%
Health Care Technology	39,863	0.3%
Hotel & Resort REITs	57,999	0.4%
Hotels, Restaurants & Leisure	186,573	1.4%
Household Durables	161,251	1.2%
Household Products	29,433	0.2%
Independent Power/Renewable Electricity Producers	18,363	0.1%
Industrial Conglomerates	2,590	NM
Industrial Intermediate Prod	871	NM
Industrial REITs	36,929	0.3%
Institutional Financial Services	5,318	NM
Insurance	210,763	1.6%

	Value	% of Net Assets
Interactive Media & Services	$55,211	0.4%
Internet Media & Services	5,369	0.1%
IT Services	59,998	0.4%
Leisure Facilities & Services	8,288	0.1%
Leisure Products	38,556	0.3%
Life Sciences Tools & Services	30,004	0.2%
Machinery	333,570	2.5%
Marine Transportation	20,584	0.2%
Media	66,463	0.5%
Medical Equipment & Devices	13,031	0.1%
Metals & Mining	132,626	1.0%
Mortgage REITs	81,780	0.6%
Multi-Utilities	38,863	0.3%
Office REITs	61,049	0.5%
Oil & Gas Producers	5,257	NM
Oil & Gas Services & Equipment	3,178	NM
Oil, Gas & Consumable Fuels	259,509	2.0%
Paper & Forest Products	7,510	0.1%
Passenger Airlines	43,078	0.3%
Personal Care Products	22,578	0.2%
Pharmaceuticals	130,028	1.0%
Professional Services	176,831	1.3%
Real Estate Management & Development	54,523	0.4%
Real Estate Owners & Developers	787	NM
Real Estate Services	594	NM
REITS & Real Estate Management	3,587	NM
Renewable Energy	5,751	NM
Residential REITs	38,856	0.3%
Retail—Discretionary	1,297	NM
Retail REITs	111,167	0.9%
Semiconductors	1,071	NM
Semiconductors & Semiconductor Equipment	245,622	1.9%
Software	573,619	4.4%
Specialized REITs	37,320	0.3%
Specialty Finance	4,600	NM
Specialty Retail	201,293	1.5%
Steel	734	NM
Technology Hardware	4,517	NM
Technology Hardware, Storage & Peripherals	49,652	0.4%
Technology Services	5,826	0.1%
Telecommunications	5,017	NM
Textiles, Apparel & Luxury Goods	48,640	0.4%
Tobacco	9,607	0.1%
Trading Companies & Distributors	115,973	0.9%
Transportation & Logistics	6,898	0.1%
Transportation Infrastructure	723	NM
Water Utilities	33,905	0.3%
Wholesale—Discretionary	498	NM
Wireless Telecommunication Services	16,968	0.1%
Other**	4,288,842	32.6%
Total	$13,162,970	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

162 :: ProFund VP U.S. Government Plus :: Schedule of Portfolio Investments :: June 30, 2025 (unaudited)

U.S. Treasury Obligations (44.5%)

	Principal Amount	Value
U.S. Treasury Bonds 4.75%, 5/15/55	$2,740,000	$2,724,588
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,651,541)		2,724,588

Repurchase Agreements(a)(b) (53.6%)

Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $3,287,388	3,287,000	3,287,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,287,000)		3,287,000
TOTAL INVESTMENT SECURITIES (Cost $5,938,541)—98.1%		6,011,588
Net other assets (liabilities)—1.9%		117,117
NET ASSETS—100.0%		$6,128,705

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2025, the aggregate amount held in a segregated account was $100,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.75%, due 5/15/55	Citibank North America	7/15/25	4.61%	$2,691,188	$53,269
30-Year U.S. Treasury Bond, 4.75%, due 5/15/55	Societe Generale	7/15/25	4.68%	2,180,963	40,232
				$4,872,151	$93,501

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Utilities :: 163

Common Stocks (97.4%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	10,170	$614,980
Ameren Corp. (Multi-Utilities)	10,700	1,027,628
American Electric Power Co., Inc. (Electric Utilities)	21,148	2,194,316
American Water Works Co., Inc. (Water Utilities)	7,720	1,073,929
Atmos Energy Corp. (Gas Utilities)	6,288	969,044
CenterPoint Energy, Inc. (Multi-Utilities)	25,841	949,398
CMS Energy Corp. (Multi-Utilities)	11,842	820,414
Consolidated Edison, Inc. (Multi-Utilities)	14,264	1,431,392
Constellation Energy Corp. (Electric Utilities)	12,408	4,004,807
Dominion Energy, Inc. (Multi-Utilities)	33,761	1,908,172
DTE Energy Co. (Multi-Utilities)	8,215	1,088,159
Duke Energy Corp. (Electric Utilities)	30,771	3,630,978
Edison International (Electric Utilities)	15,233	786,023
Entergy Corp. (Electric Utilities)	17,670	1,468,730
Evergy, Inc. (Electric Utilities)	9,109	627,883
Eversource Energy (Electric Utilities)	14,544	925,289
Exelon Corp. (Electric Utilities)	39,967	1,735,367
FirstEnergy Corp. (Electric Utilities)	20,336	818,727
NextEra Energy, Inc. (Electric Utilities)	81,500	5,657,731
NiSource, Inc. (Multi-Utilities)	18,635	751,736
NRG Energy, Inc. (Electric Utilities)	7,740	1,242,889
PG&E Corp. (Electric Utilities)	87,005	1,212,850
Pinnacle West Capital Corp. (Electric Utilities)	4,727	422,925
PPL Corp. (Electric Utilities)	29,267	991,859
Public Service Enterprise Group, Inc. (Multi-Utilities)	19,755	1,662,976
Sempra (Multi-Utilities)	25,819	1,956,305
The AES Corp. (Independent Power/Renewable Electricity Producers)	28,184	296,496

Common Stocks, continued

	Shares	Value
The Southern Co. (Electric Utilities)	43,511	$3,995,615
Vistra Corp. (Independent Power/Renewable Electricity Producers)	13,434	2,603,643
WEC Energy Group, Inc. (Multi-Utilities)	12,634	1,316,463
Xcel Energy, Inc. (Electric Utilities)	22,834	1,554,995
TOTAL COMMON STOCKS (Cost $28,859,310)		49,741,719

Repurchase Agreements(a) (2.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.10%–4.30%, dated 6/30/25, due 7/1/25, total to be received $1,000,118	$1,000,000	$1,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,000,000)		1,000,000
TOTAL INVESTMENT SECURITIES (Cost $29,859,310)—99.4%		50,741,719
Net other assets (liabilities)—0.6%		285,930
NET ASSETS—100.0%		$51,027,649

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	7/23/25	5.08%	$965,948	$8,779

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of June 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of June 30, 2025:

	Value	% of Net Assets
Electric Utilities	$31,885,964	62.5%
Gas Utilities	969,044	1.9%
Independent Power/Renewable Electricity Producers	2,900,139	5.6%
Multi-Utilities	12,912,643	25.3%
Water Utilities	1,073,929	2.1%
Other**	1,285,930	2.6%
Total	$51,027,649	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

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Statements of
Assets and Liabilities

166 :: Statements of Assets and Liabilities :: June 30, 2025 (unaudited)

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
ASSETS:
Total Investment Securities, at cost	$12,203,000	$12,714,202	$2,628,459	$1,729,000	$19,590,010
Securities, at value(a)	—	20,841,537	4,300,276	—	29,919,991
Repurchase agreements, at value	12,203,000	—	93,000	1,729,000	274,000
Total Investment Securities, at value	12,203,000	20,841,537	4,393,276	1,729,000	30,193,991
Cash	536	—	336	707	695
Segregated cash balances for futures contracts with brokers	—	—	—	22,179	—
Segregated cash balances for swap agreements with custodian	1,603,500	—	60,000	75	73,000
Dividends and interest receivable	1,440	81,647	8,871	264	2,398
Receivable for capital shares issued	12,456	4,832	8,718	3,081	2,216
Receivable for investments sold	—	—	—	—	—
Unrealized appreciation on swap agreements	110,417	—	2,909	—	11,233
Variation margin on futures contracts	—	—	—	—	—
Receivable from Advisor	—	—	—	5,957	—
Receivable for tax reclaims	—	1,725	—	—	—
Prepaid expenses	27	33	8	4	59
TOTAL ASSETS	13,931,376	20,929,774	4,474,118	1,761,267	30,283,592
LIABILITIES:
Cash overdraft	—	102,925	—	—	—
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	—	2,264,883	43,483	—	1,153,195
Payable for capital shares redeemed	2,897	19,836	300	16,575	7,249
Unrealized depreciation on swap agreements	—	—	—	6,947	—
Variation margin on futures contracts	—	—	—	1,514	—
Advisory fees payable	8,522	10,495	2,446	1,149	18,322
Management services fees payable	1,136	1,400	326	154	2,443
Administration and fund accounting fees payable	2,108	2,848	745	329	4,808
Administrative services fees payable	2,755	2,614	813	405	3,999
Distribution fees payable	2,840	3,829	866	434	6,107
Transfer agent fees payable	1,581	2,280	532	264	3,678
Compliance services fees payable	50	64	15	7	109
Interest payable	—	—	—	5,957	—
Other accrued expenses	6,671	8,393	3,092	1,535	25,013
TOTAL LIABILITIES	28,560	2,419,567	52,618	35,270	1,224,923
Commitments and contingencies (Note 4)
NET ASSETS	$13,902,816	$18,510,207	$4,421,500	$1,725,997	$29,058,669
NET ASSETS CONSIST OF:
Capital	$17,842,032	$16,136,491	$8,372,486	$25,879,150	$23,776,596
Total distributable earnings (loss)	(3,939,216)	2,373,716	(3,950,986)	(24,153,153)	5,282,073
NET ASSETS	$13,902,816	$18,510,207	$4,421,500	$1,725,997	$29,058,669
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	542,385	415,474	133,925	170,073	783,456
NET ASSET VALUE (offering and redemption price per share):	$25.63	$44.55	$33.01	$10.15	$37.09
(a) Includes securities on loan valued at	$—	$2,162,888	$41,803	$—	$1,142,151

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Statements of Assets and Liabilities :: 167

	ProFund VP Bull	ProFund VP Communication Services	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Dow 30
ASSETS:
Total Investment Securities, at cost	$17,969,514	$9,954,410	$9,271,174	$5,233,463	$364,000
Securities, at value(a)	45,532,644	14,856,680	19,441,679	10,229,192	—
Repurchase agreements, at value	7,772,000	196,000	359,000	157,000	364,000
Total Investment Securities, at value	53,304,644	15,052,680	19,800,679	10,386,192	364,000
Cash	13,023	413	282	705	424
Segregated cash balances for futures contracts with brokers	213,157	—	—	—	—
Segregated cash balances for swap agreements with custodian	442	70,000	210,000	50,000	—
Dividends and interest receivable	23,262	6,969	5,363	25,434	43
Receivable for capital shares issued	26,321	489,513	12,354	32,180	—
Receivable for investments sold	4,752	—	1,097,806	—	—
Unrealized appreciation on swap agreements	24,653	13,279	1,036	—	2,128
Variation margin on futures contracts	13,555	—	—	—	—
Receivable from Advisor	—	—	—	—	—
Receivable for tax reclaims	—	—	—	—	—
Prepaid expenses	98	22	37	20	1
TOTAL ASSETS	53,623,907	15,632,876	21,127,557	10,494,531	366,596
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable for investments purchased	—	400,796	—	—	—
Payable for collateral for securities loaned	6,286	149,201	—	—	—
Payable for capital shares redeemed	30,120	684	1,414,044	15,773	89
Unrealized depreciation on swap agreements	—	—	—	2,043	—
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	32,283	7,214	10,384	5,346	219
Management services fees payable	4,305	962	1,384	712	29
Administration and fund accounting fees payable	8,671	2,029	3,133	1,641	55
Administrative services fees payable	9,869	2,653	3,973	2,032	43
Distribution fees payable	10,890	2,725	3,976	2,133	73
Transfer agent fees payable	6,334	1,530	2,373	1,297	43
Compliance services fees payable	188	45	69	37	1
Interest payable	—	—	—	—	—
Other accrued expenses	34,829	4,547	7,989	1,699	231
TOTAL LIABILITIES	143,775	572,386	1,447,325	32,713	783
Commitments and contingencies (Note 4)
NET ASSETS	$53,480,132	$15,060,490	$19,680,232	$10,461,818	$365,813
NET ASSETS CONSIST OF:
Capital	$13,098,945	$9,937,851	$7,776,962	$4,917,129	$1,954,471
Total distributable earnings (loss)	40,381,187	5,122,639	11,903,270	5,544,689	(1,588,658)
NET ASSETS	$53,480,132	$15,060,490	$19,680,232	$10,461,818	$365,813
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	869,677	266,379	275,881	317,704	15,745
NET ASSET VALUE (offering and redemption price per share):	$61.49	$56.54	$71.34	$32.93	$23.23
(a) Includes securities on loan valued at	$6,360	$150,956	$—	$—	$—

See accompanying notes to financial statements.

168 :: Statements of Assets and Liabilities :: June 30, 2025 (unaudited)

	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar	ProFund VP Financials
ASSETS:
Total Investment Securities, at cost	$19,662,059	$9,812,360	$16,692,453	$694,000	$7,824,456
Securities, at value(a)	31,650,099	31,903,389	23,104,540	—	35,317,232
Repurchase agreements, at value	331,000	818,000	—	694,000	368,000
Total Investment Securities, at value	31,981,099	32,721,389	23,104,540	694,000	35,685,232
Cash	1,661,551	913	—	248	679
Segregated cash balances for swap agreements with custodian	862	210,000	—	—	150,000
Segregated cash balances for forward currency contracts with custodian	—	—	—	1,070	—
Dividends and interest receivable	184,713	13,717	61,981	82	13,659
Receivable for capital shares issued	27,271	156	61,696	215	495,521
Receivable for investments sold	9,096,505	10,297,337	—	—	—
Receivable for closed swap agreements	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	19,541
Unrealized appreciation on forward currency contracts	—	—	—	13,627	—
Receivable for tax reclaims	2,976	—	38,616	—	—
Prepaid expenses	46	83	33	1	67
TOTAL ASSETS	42,955,023	43,243,595	23,266,866	709,243	36,364,699
LIABILITIES:
Cash overdraft	—	—	62,557	—	—
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	3,998,532	—	3,487,637	—	—
Payable for capital shares redeemed	9,285,488	10,869,524	14,414	2,600	4,248
Unrealized depreciation on swap agreements	3,018	28,181	—	—	—
Advisory fees payable	19,084	23,658	12,042	159	22,214
Management services fees payable	2,544	3,154	1,605	21	2,962
Administration and fund accounting fees payable	4,687	6,238	2,968	104	5,643
Administrative services fees payable	5,853	7,627	3,300	130	6,119
Distribution fees payable	6,651	8,275	4,138	141	7,405
Transfer agent fees payable	3,872	4,840	2,510	90	4,441
Compliance services fees payable	100	151	67	2	128
Other accrued expenses	22,794	15,621	9,676	1,778	20,541
TOTAL LIABILITIES	13,352,623	10,967,269	3,600,914	5,025	73,701
Commitments and contingencies (Note 4)
NET ASSETS	$29,602,400	$32,276,326	$19,665,952	$704,218	$36,290,998
NET ASSETS CONSIST OF:
Capital	$27,689,461	$5,295,499	$15,746,672	$1,057,853	$13,079,840
Total distributable earnings (loss)	1,912,939	26,980,827	3,919,280	(353,635)	23,211,158
NET ASSETS	$29,602,400	$32,276,326	$19,665,952	$704,218	$36,290,998
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	838,168	792,184	668,692	45,318	631,688
NET ASSET VALUE (offering and redemption price per share):	$35.32	$40.74	$29.41	$15.54	$57.45
(a) Includes securities on loan valued at	$3,308,507	$—	$3,427,029	$—	$—

Amounts designated as ' – ' are $0 or have been rounded to $0.
See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Statements of Assets and Liabilities :: 169

	ProFund VP Government Money Market	ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet
ASSETS:
Total Investment Securities, at cost	$28,255,613	$6,255,179	$8,055,655	$12,686,000	$6,039,019
Securities, at value(a)	13,985,613	29,988,734	19,087,589	—	14,832,787
Repurchase agreements, at value	14,270,000	572,000	440,000	12,686,000	356,000
Total Investment Securities, at value	28,255,613	30,560,734	19,527,589	12,686,000	15,188,787
Cash	822	568	963	336	973
Segregated cash balances for swap agreements with custodian	—	200,000	120,000	154	80,000
Segregated cash balances for forward currency contracts with custodian	—	—	—	—	—
Dividends and interest receivable	1,684	24,849	9,811	1,497	1,140
Receivable for capital shares issued	128,623	93,358	20,175	133,718	489,029
Receivable for investments sold	—	—	23,224	—	—
Receivable for closed swap agreements	—	—	—	68,064	—
Unrealized appreciation on swap agreements	—	13,795	10,497	—	10,162
Unrealized appreciation on forward currency contracts	—	—	—	—	—
Receivable for tax reclaims	—	—	—	—	—
Prepaid expenses	52	69	27	23	22
TOTAL ASSETS	28,386,794	30,893,373	19,712,286	12,889,792	15,770,113
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable for investments purchased	—	—	—	—	501,043
Payable for collateral for securities loaned	—	—	—	—	29,605
Payable for capital shares redeemed	2,049	21,154	22,400	1,395	4,623
Unrealized depreciation on swap agreements	—	—	—	244	—
Advisory fees payable	10,566	16,356	10,847	7,623	8,059
Management services fees payable	1,409	2,181	1,446	1,017	1,075
Administration and fund accounting fees payable	4,525	4,970	2,708	1,878	2,171
Administrative services fees payable	—	5,101	3,327	2,439	2,732
Distribution fees payable	—	6,262	3,616	2,541	2,890
Transfer agent fees payable	3,477	3,976	2,172	1,510	1,657
Compliance services fees payable	99	121	57	44	46
Other accrued expenses	18,181	13,083	11,593	8,153	4,926
TOTAL LIABILITIES	40,306	73,204	58,166	26,844	558,827
Commitments and contingencies (Note 4)
NET ASSETS	$28,346,488	$30,820,169	$19,654,120	$12,862,948	$15,211,286
NET ASSETS CONSIST OF:
Capital	$28,385,920	$2,724,896	$7,946,269	$12,855,975	$6,311,232
Total distributable earnings (loss)	(39,432)	28,095,273	11,707,851	6,973	8,900,054
NET ASSETS	$28,346,488	$30,820,169	$19,654,120	$12,862,948	$15,211,286
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	28,385,949	489,868	198,766	541,310	519,649
NET ASSET VALUE (offering and redemption price per share):	$1.00	$62.92	$98.88	$23.76	$29.27
(a) Includes securities on loan valued at	$—	$—	$—	$—	$29,949

See accompanying notes to financial statements.

170 :: Statements of Assets and Liabilities :: June 30, 2025 (unaudited)

	ProFund VP Japan	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	ProFund VP Materials	ProFund VP Mid-Cap
ASSETS:
Total Investment Securities, at cost	$12,636,000	$16,593,923	$10,317,696	$5,551,429	$10,335,000
Securities, at value(a)	—	35,175,664	14,645,599	11,313,848	—
Repurchase agreements, at value	12,636,000	160,000	49,000	259,000	10,335,000
Total Investment Securities, at value	12,636,000	35,335,664	14,694,599	11,572,848	10,335,000
Cash	257,252	120	454	479	4,103
Segregated cash balances for futures contracts with brokers	917,810	—	—	—	118,864
Segregated cash balances for swap agreements with custodian	30,000	—	—	84,000	123
Dividends and interest receivable	4,702	6,563	12,946	9,904	1,553
Receivable for capital shares issued	—	5,166	3,210	5,287	18
Receivable for investments sold	—	1,550,828	3,248	—	—
Unrealized appreciation on swap agreements	—	—	—	1,978	692
Variation margin on futures contracts	139,856	—	—	—	—
Prepaid expenses	21	52	29	22	17
TOTAL ASSETS	13,985,641	36,898,393	14,714,486	11,674,518	10,460,370
LIABILITIES:
Payable for collateral for securities loaned	—	—	4,335	—	—
Payable for capital shares redeemed	2,676,360	1,604,467	2,119	1,760	2,888
Unrealized depreciation on swap agreements	1,207	—	—	—	—
Variation margin on futures contracts	—	—	—	—	167
Advisory fees payable	8,196	19,328	8,372	6,955	5,697
Management services fees payable	1,093	2,577	1,116	927	760
Administration and fund accounting fees payable	1,935	5,076	2,622	1,936	1,478
Administrative services fees payable	2,634	6,300	2,996	2,284	1,945
Distribution fees payable	2,732	6,679	3,081	2,531	1,945
Transfer agent fees payable	1,443	3,808	1,848	1,487	1,142
Compliance services fees payable	43	106	54	43	33
Other accrued expenses	6,398	18,447	7,839	5,603	6,589
TOTAL LIABILITIES	2,702,041	1,666,788	34,382	23,526	22,644
Commitments and contingencies (Note 4)
NET ASSETS	$11,283,600	$35,231,605	$14,680,104	$11,650,992	$10,437,726
NET ASSETS CONSIST OF:
Capital	$8,660,414	$14,519,374	$10,503,040	$5,228,008	$11,473,986
Total distributable earnings (loss)	2,623,186	20,712,231	4,177,064	6,422,984	(1,036,260)
NET ASSETS	$11,283,600	$35,231,605	$14,680,104	$11,650,992	$10,437,726
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	160,200	481,907	294,352	133,078	584,966
NET ASSET VALUE (offering and redemption price per share):	$70.43	$73.11	$49.87	$87.55	$17.84
(a) Includes securities on loan valued at	$—	$—	$4,386	$—	$—

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Statements of Assets and Liabilities :: 171

	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Nasdaq-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
ASSETS:
Total Investment Securities, at cost	$10,202,936	$7,882,704	$70,447,983	$5,323,491	$43,190,000
Securities, at value(a)	14,017,339	9,898,964	116,369,485	7,545,662	—
Repurchase agreements, at value	51,000	51,000	42,855,000	111,000	43,190,000
Total Investment Securities, at value	14,068,339	9,949,964	159,224,485	7,656,662	43,190,000
Cash	419	140	52,209	209	698
Segregated cash balances for futures contracts with brokers	—	—	2,066,932	—	—
Segregated cash balances for swap agreements with custodian	—	—	565	50,000	971
Dividends and interest receivable	5,699	15,359	27,898	2,706	5,098
Receivable for capital shares issued	20,742	12,627	14,178	2,062	—
Receivable for investments sold	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	188,127	—	—
Variation margin on futures contracts	—	—	83,946	—	—
Prepaid expenses	21	17	261	16	61
TOTAL ASSETS	14,095,220	9,978,107	161,658,601	7,711,655	43,196,828
LIABILITIES:
Payable for collateral for securities loaned	62,219	37,539	507	—	—
Payable for capital shares redeemed	343	906	1,398,632	3,593	7,441,969
Unrealized depreciation on swap agreements	—	—	—	3,067	791,396
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	7,665	5,271	88,640	4,712	21,691
Management services fees payable	1,022	703	11,819	628	2,892
Administration and fund accounting fees payable	2,230	1,709	22,746	1,287	5,641
Administrative services fees payable	2,845	1,989	29,105	1,584	7,380
Distribution fees payable	2,784	1,940	30,258	1,628	7,779
Transfer agent fees payable	1,625	1,141	17,361	976	4,336
Compliance services fees payable	44	33	509	29	124
Other accrued expenses	8,151	6,383	102,565	6,005	20,059
TOTAL LIABILITIES	88,928	57,614	1,702,142	23,509	8,303,267
Commitments and contingencies (Note 4)
NET ASSETS	$14,006,292	$9,920,493	$159,956,459	$7,688,146	$34,893,561
NET ASSETS CONSIST OF:
Capital	$9,488,164	$8,270,626	$55,953,935	$6,479,466	$86,767,437
Total distributable earnings (loss)	4,518,128	1,649,867	104,002,524	1,208,680	(51,873,876)
NET ASSETS	$14,006,292	$9,920,493	$159,956,459	$7,688,146	$34,893,561
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	352,322	227,468	2,368,252	258,395	874,749
NET ASSET VALUE (offering and redemption price per share):	$39.75	$43.61	$67.54	$29.75	$39.89
(a) Includes securities on loan valued at	$61,756	$37,756	$485	$—	$—

See accompanying notes to financial statements.

172 :: Statements of Assets and Liabilities :: June 30, 2025 (unaudited)

	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Semiconductor	ProFund VP Short Dow 30	ProFund VP Short Emerging Markets
ASSETS:
Total Investment Securities, at cost	$1,537,429	$7,276,000	$2,540,418	$6,000	$295,000
Securities, at value(a)	4,806,811	—	25,678,244	—	—
Repurchase agreements, at value	55,000	7,276,000	1,163,000	6,000	295,000
Total Investment Securities, at value	4,861,811	7,276,000	26,841,244	6,000	295,000
Cash	536	239	445	797	38
Segregated cash balances for futures contracts with brokers	—	—	—	—	—
Segregated cash balances for swap agreements with custodian	30,000	1,090	260,000	300	956
Dividends and interest receivable	14,715	859	6,844	1	35
Receivable for capital shares issued	40,095	19,309	733,334	—	—
Receivable for investments sold	—	—	30,653,068	—	—
Unrealized appreciation on swap agreements	—	—	74,851	—	349
Variation margin on futures contracts	—	—	—	—	—
Receivable from Advisor	—	229,894	—	—	—
Prepaid expenses	10	15	145	—	1
TOTAL ASSETS	4,947,167	7,527,406	58,569,931	7,098	296,379
LIABILITIES:
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	20	3,069	3,545	—	249
Unrealized depreciation on swap agreements	2,060	173,110	—	41	—
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	2,825	4,495	31,909	5	186
Management services fees payable	377	599	4,254	1	25
Administration and fund accounting fees payable	819	1,173	9,002	1	57
Administrative services fees payable	1,031	1,071	9,178	—	66
Distribution fees payable	1,039	1,499	10,636	1	69
Transfer agent fees payable	633	904	6,025	1	41
Compliance services fees payable	19	27	233	—	1
Interest payable	—	229,894	—	—	—
Other accrued expenses	4,303	4,007	53,139	4	412
TOTAL LIABILITIES	13,126	419,848	127,921	54	1,106
Commitments and contingencies (Note 4)
NET ASSETS	$4,934,041	$7,107,558	$58,442,010	$7,044	$295,273
NET ASSETS CONSIST OF:
Capital	$1,762,668	$33,206,041	$5,774,489	$127,506	$3,132,964
Total distributable earnings (loss)	3,171,373	(26,098,483)	52,667,521	(120,462)	(2,837,691)
NET ASSETS	$4,934,041	$7,107,558	$58,442,010	$7,044	$295,273
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	103,556	245,575	996,350	373	16,485
NET ASSET VALUE (offering and redemption price per share):	$47.65	$28.94	$58.66	$18.88	$17.91
(a) Includes securities on loan valued at	$—	$—	$—	$—	$—

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Statements of Assets and Liabilities :: 173

	ProFund VP Short International	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
ASSETS:
Total Investment Securities, at cost	$2,080,000	$56,000	$2,082,000	$814,000	$5,140,109
Securities, at value(a)	—	—	—	—	5,882,316
Repurchase agreements, at value	2,080,000	56,000	2,082,000	814,000	1,172,000
Total Investment Securities, at value	2,080,000	56,000	2,082,000	814,000	7,054,316
Cash	913	729	531	193	11,401
Segregated cash balances for futures contracts with brokers	—	—	66,303	37,152	81,434
Segregated cash balances for swap agreements with custodian	652	652	460	863	606
Dividends and interest receivable	245	7	390	177	6,082
Receivable for capital shares issued	—	—	1,675	—	112
Receivable for investments sold	—	—	—	—	15,554
Unrealized appreciation on swap agreements	—	—	—	—	1,011
Variation margin on futures contracts	—	—	—	—	586
Receivable from Advisor	—	—	—	—	—
Prepaid expenses	1	—	5	4	12
TOTAL ASSETS	2,081,811	57,388	2,151,364	852,389	7,171,114
LIABILITIES:
Payable for investments purchased	—	—	—	—	2,666
Payable for collateral for securities loaned	—	—	—	—	71,394
Payable for capital shares redeemed	878	3	12,375	7,810	2,233
Unrealized depreciation on swap agreements	68	7	10,304	799	—
Variation margin on futures contracts	—	—	2,933	294	—
Advisory fees payable	1,294	44	854	1,025	2,905
Management services fees payable	173	6	114	137	387
Administration and fund accounting fees payable	269	12	331	259	2,500
Administrative services fees payable	397	12	377	333	1,362
Distribution fees payable	431	12	397	354	1,419
Transfer agent fees payable	256	13	276	194	828
Compliance services fees payable	4	—	8	6	24
Interest payable	—	—	—	—	—
Other accrued expenses	564	51	623	1,376	7,796
TOTAL LIABILITIES	4,334	160	28,592	12,587	93,514
Commitments and contingencies (Note 4)
NET ASSETS	$2,077,477	$57,228	$2,122,772	$839,802	$7,077,600
NET ASSETS CONSIST OF:
Capital	$4,917,900	$2,684,480	$21,271,085	$7,384,794	$5,421,462
Total distributable earnings (loss)	(2,840,423)	(2,627,252)	(19,148,313)	(6,544,992)	1,656,138
NET ASSETS	$2,077,477	$57,228	$2,122,772	$839,802	$7,077,600
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	99,496	9,147	242,159	42,140	196,396
NET ASSET VALUE (offering and redemption price per share):	$20.88	$6.26	$8.77	$19.93	$36.04
(a) Includes securities on loan valued at	$—	$—	$—	$—	$68,590

See accompanying notes to financial statements.

174 :: Statements of Assets and Liabilities :: June 30, 2025 (unaudited)

	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull	ProFund VP UltraMid-Cap
ASSETS:
Total Investment Securities, at cost	$12,167,305	$12,918,240	$24,268,152	$12,767,090	$6,553,784
Securities, at value(a)	15,974,159	14,248,924	53,794,699	12,850,675	6,086,752
Repurchase agreements, at value	31,000	15,000	528,000	10,415,000	3,033,000
Total Investment Securities, at value	16,005,159	14,263,924	54,322,699	23,265,675	9,119,752
Cash	802	653	907	24,636	12,244
Segregated cash balances for futures contracts with brokers	—	—	—	402,629	71,318
Segregated cash balances for swap agreements with custodian	—	—	170,000	182	764
Dividends and interest receivable	12,323	21,956	8,874	15,962	6,426
Receivable for capital shares issued	27,320	15,567	12,456,898	—	—
Receivable for investments sold	570	815	—	14,019,734	—
Due from Advisor under an expense limitation agreement	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	46,184	200,422	—
Variation margin on futures contracts	—	—	—	25,604	—
Prepaid expenses	26	26	94	49	16
TOTAL ASSETS	16,046,200	14,302,941	67,005,656	37,954,893	9,210,520
LIABILITIES:
Payable for investments purchased	—	121,288	11,494,195	—	—
Payable for collateral for securities loaned	217,229	233,713	—	3,710	35,055
Payable for capital shares redeemed	5,870	2,933	42,374	18,709,022	5,387
Unrealized depreciation on swap agreements	—	—	—	—	921
Variation margin on futures contracts	—	—	—	—	100
Advisory fees payable	8,179	6,801	25,815	22,055	4,412
Management services fees payable	1,091	907	3,442	2,941	589
Administration and fund accounting fees payable	2,624	2,530	6,872	5,680	1,612
Administrative services fees payable	2,675	2,584	5,187	6,181	1,705
Distribution fees payable	3,174	2,834	8,605	7,351	1,689
Transfer agent fees payable	1,872	1,683	5,057	4,259	989
Compliance services fees payable	52	49	165	109	30
Other accrued expenses	2,552	1,963	36,441	23,027	4,564
TOTAL LIABILITIES	245,318	377,285	11,628,153	18,784,335	57,053
Commitments and contingencies (Note 4)
NET ASSETS	$15,800,882	$13,925,656	$55,377,503	$19,170,558	$9,153,467
NET ASSETS CONSIST OF:
Capital	$11,287,972	$14,380,835	$12,864,652	$16,771,769	$7,591,604
Total distributable earnings (loss)	4,512,910	(455,179)	42,512,851	2,398,789	1,561,863
NET ASSETS	$15,800,882	$13,925,656	$55,377,503	$19,170,558	$9,153,467
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	523,787	337,550	662,733	430,688	239,449
NET ASSET VALUE (offering and redemption price per share):	$30.17	$41.26	$83.56	$44.51	$38.23
(a) Includes securities on loan valued at	$215,894	$221,596	$—	$1,871	$34,952

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

June 30, 2025 (unaudited) :: Statements of Assets and Liabilities :: 175

	ProFund VP UltraNasdaq-100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP U.S. Government Plus
ASSETS:
Total Investment Securities, at cost	$148,135,478	$1,000	$242,000	$9,845,285	$5,938,541
Securities, at value(a)	188,630,709	—	—	8,963,545	2,724,588
Repurchase agreements, at value	72,991,000	1,000	242,000	3,915,000	3,287,000
Total Investment Securities, at value	261,621,709	1,000	242,000	12,878,545	6,011,588
Cash	90,116	430	635	57,743	772
Segregated cash balances for futures contracts with brokers	3,582,683	—	—	162,868	—
Segregated cash balances for swap agreements with custodian	87	971	213	772	81
Dividends and interest receivable	44,569	—	29	9,584	17,010
Receivable for capital shares issued	1,677,636	—	—	131,296	14,168
Receivable for investments sold	—	—	—	23,820	—
Due from Advisor under an expense limitation agreement	—	—	263	—	—
Unrealized appreciation on swap agreements	1,911,364	—	—	19,208	93,501
Variation margin on futures contracts	145,507	—	—	1,173	—
Prepaid expenses	376	—	5	22	12
TOTAL ASSETS	269,074,047	2,401	243,145	13,285,031	6,137,132
LIABILITIES:
Payable for investments purchased	—	—	—	4,152	—
Payable for collateral for securities loaned	120,328	—	—	89,417	—
Payable for capital shares redeemed	40,186	—	48	234	1,304
Unrealized depreciation on swap agreements	—	29	2,941	—	—
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	152,473	2	—	6,021	27
Management services fees payable	20,330	—	—	803	5
Administration and fund accounting fees payable	37,516	—	198	3,361	976
Administrative services fees payable	52,604	—	35	2,489	1,104
Distribution fees payable	51,429	1	54	2,585	1,264
Transfer agent fees payable	29,128	—	215	1,477	796
Compliance services fees payable	797	—	6	44	22
Other accrued expenses	148,771	1	324	11,478	2,929
TOTAL LIABILITIES	653,562	33	3,821	122,061	8,427
Commitments and contingencies (Note 4)
NET ASSETS	$268,420,485	$2,368	$239,324	$13,162,970	$6,128,705
NET ASSETS CONSIST OF:
Capital	$126,281,877	$972,719	$11,018,881	$18,773,715	$15,991,352
Total distributable earnings (loss)	142,138,608	(970,351)	(10,779,557)	(5,610,745)	(9,862,647)
NET ASSETS	$268,420,485	$2,368	$239,324	$13,162,970	$6,128,705
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	5,671,595	1,027	13,113	962,859	573,967
NET ASSET VALUE (offering and redemption price per share):	$47.33	$2.31	$18.25	$13.67	$10.68
(a) Includes securities on loan valued at	$115,159	$—	$—	$84,959	$—

See accompanying notes to financial statements.

176 :: Statements of Assets and Liabilities :: June 30, 2025 (unaudited)

ProFund VP Utilities
ASSETS:
Total Investment Securities, at cost	$29,859,310
Securities, at value(a)	49,741,719
Repurchase agreements, at value	1,000,000
Total Investment Securities, at value	50,741,719
Cash	367
Segregated cash balances for swap agreements with custodian	400,000
Dividends and interest receivable	32,258
Receivable for capital shares issued	17,367,549
Unrealized appreciation on swap agreements	8,779
Prepaid expenses	60
TOTAL ASSETS	68,550,732
LIABILITIES:
Payable for investments purchased	17,424,402
Payable for capital shares redeemed	30,583
Advisory fees payable	20,317
Management services fees payable	2,709
Administration and fund accounting fees payable	5,173
Administrative services fees payable	6,349
Distribution fees payable	6,853
Transfer agent fees payable	4,152
Compliance services fees payable	116
Other accrued expenses	22,429
TOTAL LIABILITIES	17,523,083
Commitments and contingencies (Note 4)
NET ASSETS	$51,027,649
NET ASSETS CONSIST OF:
Capital	$31,216,537
Total distributable earnings (loss)	19,811,112
NET ASSETS	$51,027,649
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	1,054,458
NET ASSET VALUE (offering and redemption price per share):	$48.39
(a) Includes securities on loan valued at	$—

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Statements of Operations

178 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025
INVESTMENT INCOME:
Dividends	$—	$174,312	$66,016	$—	$40,344
Interest	267,647	—	1,077	44,612	10,060
Foreign tax withholding	—	(7,456)	—	—	—
Net income from securities lending	—	28,260	350	—	9,136
TOTAL INVESTMENT INCOME	267,647	195,116	67,443	44,612	59,540
EXPENSES:
Advisory fees	49,766	65,234	17,255	7,826	119,071
Management services fees	6,635	8,698	2,301	1,043	15,876
Administration and fund accounting fees	8,419	10,367	3,387	1,480	23,094
Distribution fees	16,589	21,745	5,751	2,609	39,690
Transfer agency fees	4,617	5,821	1,706	832	12,176
Administrative sevices fees	15,987	16,416	6,451	2,793	28,292
Custody fees	1,220	19,169	355	189	2,578
Trustee fees	82	105	32	15	227
Compliance service fees	58	78	21	10	153
Other fees	5,797	7,329	2,886	1,270	19,304
Recoupment of prior expenses reduced by Advisor	974	—	—	—	—
Total Gross Expenses before reductions	110,144	154,962	40,145	18,067	260,461
Expenses reduced and reimbursed by the Advisor	—	(9,069)	(1,140)	(516)	—
Fees paid indirectly	(953)	(34)	(355)	(22)	(1,496)
TOTAL NET EXPENSES	109,191	145,859	38,650	17,529	258,965
NET INVESTMENT INCOME (LOSS)	158,456	49,257	28,793	27,083	(199,425)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(756,951)	91,400	—	(3,677,681)
Net realized gains (losses) on futures contracts	—	—	—	8,334	—
Net realized gains (losses) on swap agreements	127,304	—	5,116	(255,550)	(117,101)
Change in net unrealized appreciation/depreciation on investment securities	—	2,463,313	(119,616)	—	788,174
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	(18,972)	—
Change in net unrealized appreciation/depreciation on swap agreements	73,209	—	3,307	(23,833)	16,774
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	200,513	1,706,362	(19,793)	(290,021)	(2,989,834)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$358,969	$1,755,619	$9,000	$(262,938)	$(3,189,259)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 179

	ProFund VP Bull	ProFund VP Communication Services	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Dow 30
	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025
INVESTMENT INCOME:
Dividends	$299,684	$72,748	$99,127	$138,509	$—
Interest	210,559	4,932	5,559	3,538	7,609
Foreign tax withholding	(70)	—	—	—	—
Net income from securities lending	14	224	—	—	—
TOTAL INVESTMENT INCOME	510,187	77,904	104,686	142,047	7,609
EXPENSES:
Advisory fees	204,579	46,703	79,490	39,101	1,338
Management services fees	27,277	6,227	10,599	5,213	178
Administration and fund accounting fees	38,192	7,002	12,368	5,054	240
Distribution fees	68,193	15,568	26,497	13,034	446
Transfer agency fees	20,021	3,868	6,459	2,787	131
Administrative sevices fees	66,181	16,145	28,243	14,495	262
Custody fees	4,268	1,026	1,595	798	30
Trustee fees	374	70	122	52	2
Compliance service fees	245	56	80	45	2
Other fees	31,597	6,844	10,759	4,762	221
Recoupment of prior expenses reduced by Advisor	—	3,179	5,883	4,407	—
Total Gross Expenses before reductions	460,927	106,688	182,095	89,748	2,850
Expenses reduced and reimbursed by the Advisor	(2,578)	(1,190)	(1,928)	(1,318)	—
Fees paid indirectly	(91)	(664)	(1,575)	(648)	(5)
TOTAL NET EXPENSES	458,258	104,834	178,592	87,782	2,845
NET INVESTMENT INCOME (LOSS)	51,929	(26,930)	(73,906)	54,265	4,764
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,817,437	572,862	702,483	(318,770)	—
Net realized gains (losses) on futures contracts	(66,841)	—	—	—	—
Net realized gains (losses) on swap agreements	222,189	14,438	(42,198)	7,612	1,004
Change in net unrealized appreciation/depreciation on investment securities	(3,313,525)	694,499	(1,774,294)	538,969	—
Change in net unrealized appreciation/depreciation on futures contracts	159,757	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	125,801	18,806	5,293	(1,670)	6,332
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,944,818	1,300,605	(1,108,716)	226,141	7,336
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,996,747	$1,273,675	$(1,182,622)	$280,406	$12,100

See accompanying notes to financial statements.

180 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar	ProFund VP Financials
	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025
INVESTMENT INCOME:
Dividends	$437,197	$645,352	$390,209	$—	$273,747
Interest	5,236	13,005	—	13,175	13,733
Foreign tax withholding	(27,744)	—	(30,726)	—	—
Net income from securities lending	15,328	—	7,764	—	—
TOTAL INVESTMENT INCOME	430,017	658,357	367,247	13,175	287,480
EXPENSES:
Advisory fees	96,040	149,149	63,095	2,364	135,201
Management services fees	12,805	19,887	8,413	315	18,027
Administration and fund accounting fees	16,382	22,284	11,135	273	23,244
Distribution fees	32,013	49,716	21,032	788	45,067
Transfer agency fees	9,701	12,396	6,575	160	12,832
Administrative sevices fees	29,513	48,170	18,152	718	40,991
Custody fees	14,882	3,087	8,914	3,202	2,903
Trustee fees	169	222	115	3	234
Compliance service fees	112	180	77	3	152
Licensing fees	2,296	5,514	—	876	5,547
Other fees	12,540	15,470	8,916	205	16,913
Recoupment of prior expenses reduced by Advisor	—	12,280	—	—	3,996
Total Gross Expenses before reductions	226,453	338,355	146,424	8,907	305,107
Expenses reduced and reimbursed by the Advisor	(8,716)	(1,426)	(5,090)	(3,599)	—
Fees paid indirectly	(1,836)	(1,885)	—	(13)	(2,075)
TOTAL NET EXPENSES	215,901	335,044	141,334	5,295	303,032
NET INVESTMENT INCOME (LOSS)	214,116	323,313	225,913	7,880	(15,552)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(515,447)	3,773,148	(357,719)	—	191,216
Net realized gains (losses) on swap agreements	119,522	(24,915)	—	—	37,863
Net realized gains (losses) on foreign currency contracts	—	—	—	42,198	—
Change in net unrealized appreciation/depreciation on investment securities	3,545,767	(2,088,914)	2,275,258	—	2,054,812
Change in net unrealized appreciation/depreciation on swap agreements	9,256	(33,643)	—	—	18,510
Change in net unrealized appreciation/depreciation on foreign currency contracts	—	—	—	21,932	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,159,098	1,625,676	1,917,539	64,130	2,302,401
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,373,214	$1,948,989	$2,143,452	$72,010	$2,286,849

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 181

	ProFund VP Government Money Market	ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet
	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025
INVESTMENT INCOME:
Dividends	$—	$314,277	$112,502	$—	$20,503
Interest	602,658	13,271	6,076	245,166	4,099
Foreign tax withholding	—	—	—	—	—
Net income from securities lending	—	—	—	—	5
TOTAL INVESTMENT INCOME	602,658	327,548	118,578	245,166	24,607
EXPENSES:
Advisory fees	107,791	127,594	60,928	43,494	49,008
Management services fees	14,372	17,012	8,124	5,799	6,534
Administration and fund accounting fees	20,774	19,748	11,135	8,159	7,421
Distribution fees	—	42,531	20,310	14,498	16,336
Transfer agency fees	10,944	10,732	6,131	4,660	4,051
Administrative sevices fees	—	40,587	20,863	14,071	17,323
Custody fees	3,315	2,482	1,323	947	1,151
Trustee fees	207	197	110	84	73
Compliance service fees	132	131	73	56	49
Licensing fees	—	4,645	2,601	—	1,170
Other fees	13,650	13,553	7,505	5,738	5,163
Recoupment of prior expenses reduced by Advisor	—	12,180	—	—	3,437
Total Gross Expenses before reductions	171,185	291,392	139,103	97,506	111,716
Expenses reduced and reimbursed by the Advisor	(41,840)	(3,023)	(1,713)	—	(760)
Fees paid indirectly	(4)	(2,128)	(910)	(79)	(896)
TOTAL NET EXPENSES	129,341	286,241	136,480	97,427	110,060
NET INVESTMENT INCOME (LOSS)	473,317	41,307	(17,902)	147,739	(85,453)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	1,357,789	571,274	—	479,302
Net realized gains (losses) on swap agreements	—	(31,868)	5,742	1,607,105	2,032
Net realized gains (losses) on foreign currency contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	—	(2,308,292)	1,371,982	—	729,124
Change in net unrealized appreciation/depreciation on swap agreements	—	17,643	13,508	81,943	16,119
Change in net unrealized appreciation/depreciation on foreign currency contracts	—	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	—	(964,728)	1,962,506	1,689,048	1,226,577
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$473,317	$(923,421)	$1,944,604	$1,836,787	$1,141,124

See accompanying notes to financial statements.

182 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund VP Japan	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	ProFund VP Materials	ProFund VP Mid-Cap
	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025
INVESTMENT INCOME:
Dividends	$—	$103,670	$154,681	$128,412	$—
Interest	229,165	2,449	1,418	4,515	205,715
Foreign tax withholding	—	(37)	(29)	—	—
Net income from securities lending	—	—	8	3	—
TOTAL INVESTMENT INCOME	229,165	106,082	156,078	132,930	205,715
EXPENSES:
Advisory fees	40,927	114,258	56,753	46,591	36,124
Management services fees	5,457	15,234	7,567	6,212	4,817
Administration and fund accounting fees	7,028	20,479	10,420	7,346	6,612
Distribution fees	13,642	38,086	18,918	15,530	12,041
Transfer agency fees	4,018	11,218	5,262	4,009	3,605
Administrative sevices fees	13,818	43,205	21,666	15,694	11,797
Custody fees	806	2,537	1,154	995	786
Trustee fees	72	204	97	76	67
Compliance service fees	49	132	66	48	44
Other fees	4,952	17,795	8,467	6,601	5,268
Recoupment of prior expenses reduced by Advisor	1,184	—	—	2,810	—
Total Gross Expenses before reductions	91,953	263,148	130,370	105,912	81,161
Expenses reduced and reimbursed by the Advisor	—	(7,209)	(3,240)	(793)	(171)
Fees paid indirectly	(354)	(2)	(2)	(639)	(72)
TOTAL NET EXPENSES	91,599	255,937	127,128	104,480	80,918
NET INVESTMENT INCOME (LOSS)	137,566	(149,855)	28,950	28,450	124,797
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(355,133)	(435,111)	11,256	—
Net realized gains (losses) on futures contracts	(284,783)	—	—	—	(152,515)
Net realized gains (losses) on swap agreements	3,386	—	—	(7,315)	(334,891)
Change in net unrealized appreciation/depreciation on investment securities	—	2,591,240	459,259	(532,325)	—
Change in net unrealized appreciation/depreciation on futures contracts	628,075	—	—	—	117,366
Change in net unrealized appreciation/depreciation on swap agreements	1,507	—	—	4,238	50,443
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	348,185	2,236,107	24,148	(524,146)	(319,597)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$485,751	$2,086,252	$53,098	$(495,696)	$(194,800)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 183

	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Nasdaq-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025
INVESTMENT INCOME:
Dividends	$61,213	$112,735	$447,201	$56,647	$—
Interest	1,199	923	625,627	3,466	689,351
Foreign tax withholding	(145)	—	(931)	—	—
Net income from securities lending	13	6	84	1	—
TOTAL INVESTMENT INCOME	62,280	113,664	1,071,981	60,114	689,351
EXPENSES:
Advisory fees	47,975	37,111	543,004	31,689	124,840
Management services fees	6,397	4,948	72,400	4,225	16,645
Administration and fund accounting fees	8,971	7,380	98,841	5,899	21,361
Distribution fees	15,992	12,370	181,001	10,563	41,613
Transfer agency fees	4,709	3,686	53,981	3,117	12,454
Administrative sevices fees	20,275	15,246	180,629	10,658	42,454
Custody fees	1,128	1,012	11,498	873	2,771
Trustee fees	86	69	984	58	231
Compliance service fees	57	44	658	39	142
Other fees	7,500	5,763	92,030	5,073	19,723
Recoupment of prior expenses reduced by Advisor	—	—	—	—	475
Total Gross Expenses before reductions	113,090	87,629	1,235,026	72,194	282,709
Expenses reduced and reimbursed by the Advisor	(5,624)	(4,498)	(18,127)	(734)	(2,030)
Fees paid indirectly	(2)	(4)	(663)	(477)	(324)
TOTAL NET EXPENSES	107,464	83,127	1,216,236	70,983	280,355
NET INVESTMENT INCOME (LOSS)	(45,184)	30,537	(144,255)	(10,869)	408,996
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(13,394)	(188,244)	4,091,048	(58,567)	—
Net realized gains (losses) on futures contracts	—	—	(538,771)	—	—
Net realized gains (losses) on swap agreements	—	—	38,321	(33,145)	12,818,564
Change in net unrealized appreciation/depreciation on investment securities	(8,907)	(20,493)	3,804,508	(383,763)	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	1,173,552	—	—
Change in net unrealized appreciation/depreciation on swap agreements	—	—	631,370	(1,135)	(424,974)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(22,301)	(208,737)	9,200,028	(476,610)	12,393,590
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(67,485)	$(178,200)	$9,055,773	$(487,479)	$12,802,586

See accompanying notes to financial statements.

184 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Semiconductor	ProFund VP Short Dow 30	ProFund VP Short Emerging Markets
	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025
INVESTMENT INCOME:
Dividends	$91,359	$—	$177,838	$—	$—
Interest	1,783	170,772	43,341	117	8,989
Foreign tax withholding	—	—	(897)	—	—
Net income from securities lending	—	—	2	—	—
TOTAL INVESTMENT INCOME	93,142	170,772	220,284	117	8,989
EXPENSES:
Advisory fees	19,707	30,228	259,788	24	1,551
Management services fees	2,628	4,030	34,638	3	207
Administration and fund accounting fees	4,078	5,127	52,800	4	288
Distribution fees	6,569	10,076	86,596	8	517
Transfer agency fees	2,068	2,814	26,340	2	152
Administrative sevices fees	7,889	7,937	78,548	2	501
Custody fees	392	613	6,689	—	31
Trustee fees	38	54	496	—	3
Compliance service fees	27	33	342	—	2
Licensing fees	886	—	7,677	1	56
Other fees	2,452	3,474	30,281	5	173
Recoupment of prior expenses reduced by Advisor	—	—	—	1	38
Total Gross Expenses before reductions	46,734	64,386	584,195	50	3,519
Expenses reduced and reimbursed by the Advisor	(2,224)	—	(1,196)	—	(27)
Fees paid indirectly	(366)	(136)	(4,579)	(1)	(9)
TOTAL NET EXPENSES	44,144	64,250	578,420	49	3,483
NET INVESTMENT INCOME (LOSS)	48,998	106,522	(358,136)	68	5,506
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	300,153	—	2,650,811	—	—
Net realized gains (losses) on futures contracts	—	—	—	—	—
Net realized gains (losses) on swap agreements	(448)	297,485	2,292,056	(233)	(22,082)
Change in net unrealized appreciation/depreciation on investment securities	(244,008)	—	(8,781,303)	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(3,042)	(449,829)	132,243	(104)	(5,795)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	52,655	(152,344)	(3,706,193)	(337)	(27,877)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$101,653	$(45,822)	$(4,064,329)	$(269)	$(22,371)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 185

	ProFund VP Short International	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$43,189
Interest	23,444	2,309	51,062	32,925	31,988
Foreign tax withholding	—	—	—	—	(60)
Net income from securities lending	—	—	—	—	653
TOTAL INVESTMENT INCOME	23,444	2,309	51,062	32,925	75,770
EXPENSES:
Advisory fees	4,101	408	9,118	5,778	27,507
Management services fees	547	54	1,216	771	3,667
Administration and fund accounting fees	631	71	1,281	854	8,584
Distribution fees	1,367	136	3,039	1,926	9,169
Transfer agency fees	414	38	695	486	2,531
Administrative sevices fees	1,225	153	3,154	1,801	8,663
Custody fees	87	8	181	110	559
Trustee fees	7	1	14	9	48
Compliance service fees	4	—	9	6	33
Licensing fees	—	7	366	958	4,673
Other fees	571	55	804	642	3,425
Recoupment of prior expenses reduced by Advisor	16	—	1,167	—	—
Total Gross Expenses before reductions	8,970	931	21,044	13,341	68,859
Expenses reduced and reimbursed by the Advisor	—	(10)	(419)	(380)	(7,208)
Fees paid indirectly	(9)	(8)	(62)	(17)	(36)
TOTAL NET EXPENSES	8,961	913	20,563	12,944	61,615
NET INVESTMENT INCOME (LOSS)	14,483	1,396	30,499	19,981	14,155
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—	256,930
Net realized gains (losses) on futures contracts	—	—	6,190	(3,345)	(55,483)
Net realized gains (losses) on swap agreements	(231,105)	(12,720)	(277,529)	(23,785)	(53,130)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—	(443,020)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(30,784)	(10,272)	38,125
Change in net unrealized appreciation/depreciation on swap agreements	(4,209)	(347)	(44,576)	(14,481)	24,618
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(235,314)	(13,067)	(346,699)	(51,883)	(231,960)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(220,831)	$(11,671)	$(316,200)	$(31,902)	$(217,805)

See accompanying notes to financial statements.

186 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull	ProFund VP UltraMid-Cap
	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025
INVESTMENT INCOME:
Dividends	$95,482	$168,375	$184,748	$155,166	$52,777
Interest	1,237	1,003	15,595	185,503	54,581
Foreign tax withholding	—	—	(393)	(35)	(37)
Net income from securities lending	196	1,066	—	5	5
TOTAL INVESTMENT INCOME	96,915	170,444	199,950	340,639	107,326
EXPENSES:
Advisory fees	56,908	55,965	179,838	118,204	33,638
Management services fees	7,588	7,462	23,978	15,760	4,485
Administration and fund accounting fees	8,102	8,104	34,572	23,320	6,630
Distribution fees	18,969	18,655	59,946	39,401	11,213
Transfer agency fees	4,155	3,930	18,034	12,596	3,055
Administrative sevices fees	19,243	19,329	40,806	35,186	12,821
Custody fees	965	884	4,283	2,581	774
Trustee fees	77	74	333	232	57
Compliance service fees	66	64	229	145	38
Licensing fees	886	857	7,471	2,029	679
Other fees	5,845	5,563	18,947	17,713	4,354
Recoupment of prior expenses reduced by Advisor	6,639	6,905	—	—	—
Total Gross Expenses before reductions	129,443	127,792	388,437	267,167	77,744
Expenses reduced and reimbursed by the Advisor	(1,675)	(2,119)	—	(2,288)	(1,754)
Fees paid indirectly	(1)	(3)	(2,116)	(101)	(78)
TOTAL NET EXPENSES	127,767	125,670	386,321	264,778	75,912
NET INVESTMENT INCOME (LOSS)	(30,852)	44,774	(186,371)	75,861	31,414
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	80,566	(417,514)	2,377,380	1,572,973	348,272
Net realized gains (losses) on futures contracts	—	—	—	(55,375)	(133,510)
Net realized gains (losses) on swap agreements	—	—	(76,242)	616,273	(648,048)
Change in net unrealized appreciation/depreciation on investment securities	(378,247)	(1,051,555)	(2,543,448)	(113,048)	(598,172)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	266,323	90,866
Change in net unrealized appreciation/depreciation on swap agreements	—	—	69,070	803,858	66,325
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(297,681)	(1,469,069)	(173,240)	3,091,004	(874,267)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(328,533)	$(1,424,295)	$(359,611)	$3,166,865	$(842,853)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 187

	ProFund VP UltraNasdaq-100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP U.S. Government Plus
	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025	Six Months Ended June 30, 2025
INVESTMENT INCOME:
Dividends	$644,025	$—	$—	$64,974	$—
Interest	1,279,405	23	63,450	85,903	144,299
Foreign tax withholding	(1,341)	—	—	(89)	—
Net income from securities lending	96	—	—	1,041	—
TOTAL INVESTMENT INCOME	1,922,185	23	63,450	151,829	144,299
EXPENSES:
Advisory fees	846,863	10	10,848	47,612	16,218
Management services fees	112,914	2	1,446	6,348	3,244
Administration and fund accounting fees	148,741	1	1,730	11,101	2,760
Distribution fees	282,288	4	3,616	15,871	8,109
Transfer agency fees	82,427	—	821	4,096	1,524
Administrative sevices fees	304,162	—	2,332	16,234	7,878
Custody fees	15,620	—	492	1,016	449
Trustee fees	1,482	—	26	76	29
Compliance service fees	988	—	6	51	28
Licensing fees	46,951	—	203	7,611	—
Other fees	98,040	1	995	5,385	4,923
Recoupment of prior expenses reduced by Advisor	—	5	1,904	—	2,386
Total Gross Expenses before reductions	1,940,476	23	24,419	115,401	47,548
Expenses reduced and reimbursed by the Advisor	(41,570)	—	(614)	(7,863)	(3,000)
Fees paid indirectly	(1,935)	—	(29)	(148)	(274)
TOTAL NET EXPENSES	1,896,971	23	23,776	107,390	44,274
NET INVESTMENT INCOME (LOSS)	25,214	—	39,674	44,439	100,025
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	372,228	—	—	408,774	(147,527)
Net realized gains (losses) on futures contracts	(1,609,683)	—	—	(300,712)	—
Net realized gains (losses) on swap agreements	3,111,240	(184)	(898,327)	(1,044,495)	(369,094)
Change in net unrealized appreciation/depreciation on investment securities	9,596,938	—	—	(945,849)	139,776
Change in net unrealized appreciation/depreciation on futures contracts	2,162,712	—	—	173,078	—
Change in net unrealized appreciation/depreciation on swap agreements	8,224,196	(84)	(19,888)	138,895	233,033
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	21,857,631	(268)	(918,215)	(1,570,309)	(143,812)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,882,845	$(268)	$(878,541)	$(1,525,870)	$(43,787)

See accompanying notes to financial statements.

188 :: Statements of Operations :: For the Periods Indicated (unaudited)

ProFund VP Utilities
Six Months Ended June 30, 2025
INVESTMENT INCOME:
Dividends	$513,240
Interest	11,790
TOTAL INVESTMENT INCOME	525,030
EXPENSES:
Advisory fees	123,647
Management services fees	16,486
Administration and fund accounting fees	22,495
Distribution fees	41,216
Transfer agency fees	12,317
Administrative sevices fees	42,316
Custody fees	3,080
Trustee fees	225
Compliance service fees	148
Other fees	21,134
Total Gross Expenses before reductions	283,064
Expenses reduced and reimbursed by the Advisor	(4,506)
Fees paid indirectly	(1,588)
TOTAL NET EXPENSES	276,970
NET INVESTMENT INCOME (LOSS)	248,060
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	445,993
Net realized gains (losses) on swap agreements	31,216
Change in net unrealized appreciation/depreciation on investment securities	1,682,540
Change in net unrealized appreciation/depreciation on swap agreements	13,949
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,173,698
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,421,758

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Statements of
Changes in Net Assets

190 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund Access VP High Yield		ProFund VP Asia 30		ProFund VP Banks
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$158,456	$411,012	$49,257	$273,764	$28,793	$56,250
Net realized gains (losses) on investments	127,304	1,210,690	(756,951)	370,985	96,516	550,967
Change in unrealized appreciation/depreciation on investments	73,209	(693,513)	2,463,313	685,851	(116,309)	145,014
Change in net assets resulting from operations	358,969	928,189	1,755,619	1,330,600	9,000	752,231
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(149,958)	(798,444)	—	(132,757)	—	(85,083)
Change in net assets resulting from distributions	(149,958)	(798,444)	—	(132,757)	—	(85,083)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,928,702	5,776,765	18,905,058	22,396,586	8,022,420	14,950,191
Distributions reinvested	149,958	798,444	—	132,757	—	85,083
Value of shares redeemed	(9,895,596)	(8,674,748)	(18,370,612)	(22,752,083)	(8,423,266)	(16,504,407)
Change in net assets resulting from capital transactions	(816,936)	(2,099,539)	534,446	(222,740)	(400,846)	(1,469,133)
Change in net assets	(607,925)	(1,969,794)	2,290,065	975,103	(391,846)	(801,985)
NET ASSETS:
Beginning of period	14,510,741	16,480,535	16,220,142	15,245,039	4,813,346	5,615,331
End of period	$13,902,816	$14,510,741	$18,510,207	$16,220,142	$4,421,500	$4,813,346
SHARE TRANSACTIONS:
Issued	355,744	231,126	443,779	603,196	253,409	487,733
Reinvested	6,020	32,675	—	3,581	—	3,247
Redeemed	(401,348)	(347,379)	(441,341)	(623,478)	(266,820)	(548,871)
Change in shares	(39,584)	(83,578)	2,438	(16,701)	(13,411)	(57,891)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 191

	ProFund VP Bear		ProFund VP Biotechnology
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$27,083	$64,199	$(199,425)	$(535,706)
Net realized gains (losses) on investments	(247,216)	(366,567)	(3,794,782)	1,077,859
Change in unrealized appreciation/depreciation on investments	(42,805)	40,737	804,948	(915,516)
Change in net assets resulting from operations	(262,938)	(261,631)	(3,189,259)	(373,363)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(205,227)	—	(16,706,394)
Change in net assets resulting from distributions	—	(205,227)	—	(16,706,394)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,569,451	11,151,435	38,557,230	42,425,170
Distributions reinvested	—	205,227	—	16,706,394
Value of shares redeemed	(7,058,643)	(12,165,347)	(42,441,581)	(50,453,622)
Change in net assets resulting from capital transactions	510,808	(808,685)	(3,884,351)	8,677,942
Change in net assets	247,870	(1,275,543)	(7,073,610)	(8,401,815)
NET ASSETS:
Beginning of period	1,478,127	2,753,670	36,132,279	44,534,094
End of period	$1,725,997	$1,478,127	$29,058,669	$36,132,279
SHARE TRANSACTIONS:
Issued	671,527	917,800	1,047,296	840,366
Reinvested	—	17,140	—	395,605
Redeemed	(635,851)	(991,828)	(1,153,425)	(1,013,537)
Change in shares	35,676	(56,888)	(106,129)	222,434

See accompanying notes to financial statements.

192 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Bull		ProFund VP Communication Services		ProFund VP Consumer Discretionary
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$51,929	$214,845	$(26,930)	$(45,154)	$(73,906)	$(168,050)
Net realized gains (losses) on investments	4,972,785	3,048,104	587,300	523,868	660,285	1,572,995
Change in unrealized appreciation/depreciation on investments	(3,027,967)	9,007,061	713,305	2,466,288	(1,769,001)	3,710,532
Change in net assets resulting from operations	1,996,747	12,270,010	1,273,675	2,945,002	(1,182,622)	5,115,477
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(3,350,805)	—	—	—	(2,497,723)
Change in net assets resulting from distributions	—	(3,350,805)	—	—	—	(2,497,723)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	166,028,364	217,784,799	29,754,725	21,660,643	15,827,133	20,147,194
Distributions reinvested	—	3,350,805	—	—	—	2,497,723
Value of shares redeemed	(173,568,336)	(225,408,730)	(28,715,823)	(20,325,836)	(21,309,909)	(22,702,669)
Change in net assets resulting from capital transactions	(7,539,972)	(4,273,126)	1,038,902	1,334,807	(5,482,776)	(57,752)
Change in net assets	(5,543,225)	4,646,079	2,312,577	4,279,809	(6,665,398)	2,560,002
NET ASSETS:
Beginning of period	59,023,357	54,377,278	12,747,913	8,468,104	26,345,630	23,785,628
End of period	$53,480,132	$59,023,357	$15,060,490	$12,747,913	$19,680,232	$26,345,630
SHARE TRANSACTIONS:
Issued	2,935,790	3,863,739	584,117	485,353	226,456	303,605
Reinvested	—	61,348	—	—	—	41,754
Redeemed	(3,075,404)	(3,992,025)	(569,718)	(455,390)	(306,640)	(349,721)
Change in shares	(139,614)	(66,938)	14,399	29,963	(80,184)	(4,362)

Amounts designated as ' – ' are $0 or have been rounded to $0.
See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 193

	ProFund VP Consumer Staples		ProFund VP Dow 30
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$54,265	$107,308	$4,764	$12,898
Net realized gains (losses) on investments	(311,158)	1,067,308	1,004	36,870
Change in unrealized appreciation/depreciation on investments	537,299	(77,413)	6,332	(4,384)
Change in net assets resulting from operations	280,406	1,097,203	12,100	45,384
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(3,510,813)	—	(10,184)
Change in net assets resulting from distributions	—	(3,510,813)	—	(10,184)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,166,233	39,106,461	13,079	81,030
Distributions reinvested	—	3,510,813	—	10,184
Value of shares redeemed	(12,894,114)	(41,043,154)	(39,558)	(72,958)
Change in net assets resulting from capital transactions	272,119	1,574,120	(26,479)	18,256
Change in net assets	552,525	(839,490)	(14,379)	53,456
NET ASSETS:
Beginning of period	9,909,293	10,748,783	380,192	326,736
End of period	$10,461,818	$9,909,293	$365,813	$380,192
SHARE TRANSACTIONS:
Issued	400,966	947,815	558	3,819
Reinvested	—	112,526	—	490
Redeemed	(394,609)	(992,602)	(1,709)	(3,274)
Change in shares	6,357	67,739	(1,151)	1,035

See accompanying notes to financial statements.

194 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Emerging Markets		ProFund VP Energy		ProFund VP Europe 30
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$214,116	$247,894	$323,313	$711,087	$225,913	$319,488
Net realized gains (losses) on investments	(395,925)	1,003,188	3,748,233	4,346,681	(357,719)	1,322,700
Change in unrealized appreciation/depreciation on investments	3,555,023	(279,461)	(2,122,557)	(3,173,700)	2,275,258	(974,197)
Change in net assets resulting from operations	3,373,214	971,621	1,948,989	1,884,068	2,143,452	667,991
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(333,422)	—	(2,921,466)	—	(773,494)
Change in net assets resulting from distributions	—	(333,422)	—	(2,921,466)	—	(773,494)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	168,602,297	63,727,095	287,410,888	144,057,113	18,086,093	16,284,499
Distributions reinvested	—	333,422	—	2,921,466	—	773,494
Value of shares redeemed	(160,940,945)	(66,924,009)	(293,597,624)	(153,858,406)	(11,610,433)	(21,209,682)
Change in net assets resulting from capital transactions	7,661,352	(2,863,492)	(6,186,736)	(6,879,827)	6,475,660	(4,151,689)
Change in net assets	11,034,566	(2,225,293)	(4,237,747)	(7,917,225)	8,619,112	(4,257,192)
NET ASSETS:
Beginning of period	18,567,834	20,793,127	36,514,073	44,431,298	11,046,840	15,304,032
End of period	$29,602,400	$18,567,834	$32,276,326	$36,514,073	$19,665,952	$11,046,840
SHARE TRANSACTIONS:
Issued	5,100,788	2,141,998	7,047,737	3,237,911	655,987	605,659
Reinvested	—	11,230	—	67,377	—	29,693
Redeemed	(4,880,625)	(2,270,189)	(7,147,826)	(3,466,187)	(418,329)	(795,228)
Change in shares	220,163	(116,961)	(100,089)	(160,899)	237,658	(159,876)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 195

	ProFund VP Falling U.S. Dollar		ProFund VP Financials
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,880	$16,609	$(15,552)	$2,364
Net realized gains (losses) on investments	42,198	(13,858)	229,079	548,903
Change in unrealized appreciation/depreciation on investments	21,932	(32,691)	2,073,322	6,850,672
Change in net assets resulting from operations	72,010	(29,940)	2,286,849	7,401,939
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(29,158)	—	(2,922,655)
Change in net assets resulting from distributions	—	(29,158)	—	(2,922,655)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,009,367	704,839	67,175,822	30,664,404
Distributions reinvested	—	29,158	—	2,922,655
Value of shares redeemed	(814,791)	(1,387,784)	(68,151,006)	(29,991,753)
Change in net assets resulting from capital transactions	194,576	(653,787)	(975,184)	3,595,306
Change in net assets	266,586	(712,885)	1,311,665	8,074,590
NET ASSETS:
Beginning of period	437,632	1,150,517	34,979,333	26,904,743
End of period	$704,218	$437,632	$36,290,998	$34,979,333
SHARE TRANSACTIONS:
Issued	68,134	48,295	1,222,755	613,258
Reinvested	—	2,068	—	64,504
Redeemed	(54,465)	(92,521)	(1,250,013)	(604,669)
Change in shares	13,669	(42,158)	(27,258)	73,093

See accompanying notes to financial statements.

196 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Government Money Market		ProFund VP Health Care		ProFund VP Industrials
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$473,317	$1,306,032	$41,307	$1,410	$(17,902)	$(18,137)
Net realized gains (losses) on investments	—	—	1,325,921	3,852,790	577,016	411,043
Change in unrealized appreciation/depreciation on investments	—	—	(2,290,649)	(3,207,872)	1,385,490	1,989,642
Change in net assets resulting from operations	473,317	1,306,032	(923,421)	646,328	1,944,604	2,382,548
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(473,317)	(1,306,098)	—	(1,733,203)	—	(2,225,904)
Change in net assets resulting from distributions	(473,317)	(1,306,098)	—	(1,733,203)	—	(2,225,904)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	27,509,228	40,374,383	154,605,490	27,540,482	20,832,034	20,758,246
Distributions reinvested	473,317	1,306,098	—	1,733,203	—	2,225,904
Value of shares redeemed	(30,639,754)	(41,617,261)	(155,381,224)	(32,908,168)	(19,780,283)	(22,215,797)
Change in net assets resulting from capital transactions	(2,657,209)	63,220	(775,734)	(3,634,483)	1,051,751	768,353
Change in net assets	(2,657,209)	63,154	(1,699,155)	(4,721,358)	2,996,355	924,997
NET ASSETS:
Beginning of period	31,003,697	30,940,543	32,519,324	37,240,682	16,657,765	15,732,768
End of period	$28,346,488	$31,003,697	$30,820,169	$32,519,324	$19,654,120	$16,657,765
SHARE TRANSACTIONS:
Issued	27,509,228	40,374,413	2,331,096	394,461	222,895	225,878
Reinvested	473,317	1,306,098	—	25,306	—	27,115
Redeemed	(30,639,755)	(41,617,262)	(2,347,643)	(471,676)	(212,133)	(242,463)
Change in shares	(2,657,210)	63,249	(16,547)	(51,909)	10,762	10,530

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 197

	ProFund VP International		ProFund VP Internet
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$147,739	$369,306	$(85,453)	$(166,256)
Net realized gains (losses) on investments	1,607,105	(199,279)	481,334	1,624,856
Change in unrealized appreciation/depreciation on investments	81,943	(47,817)	745,243	1,737,253
Change in net assets resulting from operations	1,836,787	122,210	1,141,124	3,195,853
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(371,382)	—	(257,577)
Change in net assets resulting from distributions	—	(371,382)	—	(257,577)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,596,485	17,892,610	7,046,073	13,235,724
Distributions reinvested	—	371,382	—	257,577
Value of shares redeemed	(12,581,235)	(18,463,016)	(6,796,716)	(15,102,233)
Change in net assets resulting from capital transactions	1,015,250	(199,024)	249,357	(1,608,932)
Change in net assets	2,852,037	(448,196)	1,390,481	1,329,344
NET ASSETS:
Beginning of period	10,010,911	10,459,107	13,820,805	12,491,461
End of period	$12,862,948	$10,010,911	$15,211,286	$13,820,805
SHARE TRANSACTIONS:
Issued	613,358	845,082	256,568	570,814
Reinvested	—	17,829	—	11,613
Redeemed	(571,695)	(871,467)	(255,107)	(657,730)
Change in shares	41,663	(8,556)	1,461	(75,303)

See accompanying notes to financial statements.

198 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Japan		ProFund VP Large-Cap Growth		ProFund VP Large-Cap Value
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$137,566	$452,816	$(149,855)	$(285,173)	$28,950	$94,171
Net realized gains (losses) on investments	(281,397)	1,630,022	(355,133)	3,327,302	(435,111)	2,361,997
Change in unrealized appreciation/depreciation on investments	629,582	55,389	2,591,240	4,862,021	459,259	(856,769)
Change in net assets resulting from operations	485,751	2,138,227	2,086,252	7,904,150	53,098	1,599,399
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(2,031,226)	—	(530,748)	—	(1,916,764)
Change in net assets resulting from distributions	—	(2,031,226)	—	(530,748)	—	(1,916,764)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,990,105	26,913,768	20,394,676	43,399,752	12,340,595	12,202,822
Distributions reinvested	—	2,031,226	—	530,748	—	1,916,764
Value of shares redeemed	(9,552,941)	(29,438,943)	(21,376,099)	(43,262,659)	(14,681,090)	(17,133,520)
Change in net assets resulting from capital transactions	437,164	(493,949)	(981,423)	667,841	(2,340,495)	(3,013,934)
Change in net assets	922,915	(386,948)	1,104,829	8,041,243	(2,287,397)	(3,331,299)
NET ASSETS:
Beginning of period	10,360,685	10,747,633	34,126,776	26,085,533	16,967,501	20,298,800
End of period	$11,283,600	$10,360,685	$35,231,605	$34,126,776	$14,680,104	$16,967,501
SHARE TRANSACTIONS:
Issued	152,633	376,420	296,028	716,920	253,304	241,209
Reinvested	—	30,353	—	8,548	—	41,310
Redeemed	(144,879)	(419,101)	(317,393)	(727,714)	(307,610)	(336,826)
Change in shares	7,754	(12,328)	(21,365)	(2,246)	(54,306)	(54,307)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 199

	ProFund VP Materials		ProFund VP Mid-Cap
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$28,450	$27,562	$124,797	$372,308
Net realized gains (losses) on investments	3,941	1,794,442	(487,406)	769,514
Change in unrealized appreciation/depreciation on investments	(528,087)	(2,014,322)	167,809	(150,412)
Change in net assets resulting from operations	(495,696)	(192,318)	(194,800)	991,410
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(73,395)	—	(316,090)
Change in net assets resulting from distributions	—	(73,395)	—	(316,090)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	37,366,583	10,204,904	2,500,955	7,976,517
Distributions reinvested	—	73,395	—	316,090
Value of shares redeemed	(37,909,028)	(11,933,009)	(2,063,754)	(9,107,501)
Change in net assets resulting from capital transactions	(542,445)	(1,654,710)	437,201	(814,894)
Change in net assets	(1,038,141)	(1,920,423)	242,401	(139,574)
NET ASSETS:
Beginning of period	12,689,133	14,609,556	10,195,325	10,334,899
End of period	$11,650,992	$12,689,133	$10,437,726	$10,195,325
SHARE TRANSACTIONS:
Issued	437,874	112,743	139,257	443,643
Reinvested	—	832	—	18,615
Redeemed	(456,332)	(132,957)	(119,323)	(515,542)
Change in shares	(18,458)	(19,382)	19,934	(53,284)

See accompanying notes to financial statements.

200 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Mid-Cap Growth		ProFund VP Mid-Cap Value		ProFund VP Nasdaq-100
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(45,184)	$(99,731)	$30,537	$36,545	$(144,255)	$625,620
Net realized gains (losses) on investments	(13,394)	1,363,849	(188,244)	1,088,339	3,590,598	12,618,034
Change in unrealized appreciation/depreciation on investments	(8,907)	270,655	(20,493)	(309,896)	5,609,430	18,874,491
Change in net assets resulting from operations	(67,485)	1,534,773	(178,200)	814,988	9,055,773	32,118,145
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(596,396)	—	(502,670)	—	(19,907,327)
Change in net assets resulting from distributions	—	(596,396)	—	(502,670)	—	(19,907,327)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,452,795	20,588,502	7,527,091	14,350,559	175,571,495	290,912,754
Distributions reinvested	—	596,396	—	502,670	—	19,907,327
Value of shares redeemed	(4,412,027)	(24,026,112)	(7,879,133)	(17,001,185)	(203,699,911)	(291,449,558)
Change in net assets resulting from capital transactions	1,040,768	(2,841,214)	(352,042)	(2,147,956)	(28,128,416)	19,370,523
Change in net assets	973,283	(1,902,837)	(530,242)	(1,835,638)	(19,072,643)	31,581,341
NET ASSETS:
Beginning of period	13,033,009	14,935,846	10,450,735	12,286,373	179,029,102	147,447,761
End of period	$14,006,292	$13,033,009	$9,920,493	$10,450,735	$159,956,459	$179,029,102
SHARE TRANSACTIONS:
Issued	142,637	507,923	172,065	332,842	2,847,339	4,794,145
Reinvested	—	15,395	—	12,662	—	334,915
Redeemed	(117,099)	(605,763)	(181,983)	(400,199)	(3,321,827)	(4,834,164)
Change in shares	25,538	(82,445)	(9,918)	(54,695)	(474,488)	294,896

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 201

	ProFund VP Pharmaceuticals		ProFund VP Precious Metals
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(10,869)	$19,410	$408,996	$898,696
Net realized gains (losses) on investments	(91,712)	416,485	12,818,564	45,898
Change in unrealized appreciation/depreciation on investments	(384,898)	(92,793)	(424,974)	61,569
Change in net assets resulting from operations	(487,479)	343,102	12,802,586	1,006,163
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(1,036,921)	—	(809,641)
Change in net assets resulting from distributions	—	(1,036,921)	—	(809,641)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,888,800	12,138,332	66,437,765	285,992,607
Distributions reinvested	—	1,036,921	—	809,641
Value of shares redeemed	(4,087,331)	(13,246,589)	(67,621,680)	(288,414,917)
Change in net assets resulting from capital transactions	(1,198,531)	(71,336)	(1,183,915)	(1,612,669)
Change in net assets	(1,686,010)	765,155	11,618,671	(1,416,147)
NET ASSETS:
Beginning of period	9,374,156	10,139,311	23,274,890	24,691,037
End of period	$7,688,146	$9,374,156	$34,893,561	$23,274,890
SHARE TRANSACTIONS:
Issued	97,417	361,701	1,846,888	11,151,633
Reinvested	—	35,162	—	30,997
Redeemed	(135,032)	(395,689)	(1,861,724)	(11,264,992)
Change in shares	(37,615)	1,174	(14,836)	(82,362)

See accompanying notes to financial statements.

202 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Real Estate		ProFund VP Rising Rates Opportunity		ProFund VP Semiconductor
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$48,998	$84,357	$106,522	$282,615	$(358,136)	$(863,303)
Net realized gains (losses) on investments	299,705	(115,350)	297,485	704,325	4,942,867	26,602,274
Change in unrealized appreciation/depreciation on investments	(247,050)	157,793	(449,829)	367,284	(8,649,060)	11,848,350
Change in net assets resulting from operations	101,653	126,800	(45,822)	1,354,224	(4,064,329)	37,587,321
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(40,325)	(290,646)	—	(4,486,965)	—	(5,758,274)
Change in net assets resulting from distributions	(40,325)	(290,646)	—	(4,486,965)	—	(5,758,274)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,392,213	9,808,392	2,545,324	8,832,077	34,197,746	115,641,392
Distributions reinvested	40,325	290,646	—	4,486,965	—	5,758,274
Value of shares redeemed	(9,878,442)	(9,103,725)	(4,174,175)	(9,623,958)	(68,641,295)	(114,501,252)
Change in net assets resulting from capital transactions	(2,445,904)	995,313	(1,628,851)	3,695,084	(34,443,549)	6,898,414
Change in net assets	(2,384,576)	831,467	(1,674,673)	562,343	(38,507,878)	38,727,461
NET ASSETS:
Beginning of period	7,318,617	6,487,150	8,782,231	8,219,888	96,949,888	58,222,427
End of period	$4,934,041	$7,318,617	$7,107,558	$8,782,231	$58,442,010	$96,949,888
SHARE TRANSACTIONS:
Issued	154,689	203,425	88,634	237,565	730,627	2,579,027	(a)
Reinvested	840	6,615	—	144,433	—	115,062	(a)
Redeemed	(208,376)	(190,482)	(146,177)	(262,787)	(1,646,249)	(2,624,529	)(a)
Change in shares	(52,847)	19,558	(57,543)	119,211	(915,622)	69,560

(a)  As described in Note 8, share amounts have been adjusted for 4:1 share split that occurred October 14, 2024.

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 203

	ProFund VP Short Dow 30		ProFund VP Short Emerging Markets
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$68	$178	$5,506	$17,444
Net realized gains (losses) on investments	(233)	(670)	(22,082)	(50,060)
Change in unrealized appreciation/depreciation on investments	(104)	67	(5,795)	7,423
Change in net assets resulting from operations	(269)	(425)	(22,371)	(25,193)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(200)	—	(29,923)
Change in net assets resulting from distributions	—	(200)	—	(29,923)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,475	—	1,530,626	2,067,830
Distributions reinvested	—	200	—	29,923
Value of shares redeemed	(20)	(40)	(1,661,273)	(2,107,533)
Change in net assets resulting from capital transactions	1,455	160	(130,647)	(9,780)
Change in net assets	1,186	(465)	(153,018)	(64,896)
NET ASSETS:
Beginning of period	5,858	6,323	448,291	513,187
End of period	$7,044	$5,858	$295,273	$448,291
SHARE TRANSACTIONS:
Issued	73	—	75,303	95,472
Reinvested	—	10	—	1,413
Redeemed	(1)	(2)	(80,066)	(97,485)
Change in shares	72	8	(4,763)	(600)

See accompanying notes to financial statements.

204 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Short International		ProFund VP Short Mid-Cap		ProFund VP Short Nasdaq-100
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$14,483	$18,684	$1,396	$2,666	$30,499	$119,093
Net realized gains (losses) on investments	(231,105)	16,786	(12,720)	(9,160)	(271,339)	(761,121)
Change in unrealized appreciation/depreciation on investments	(4,209)	2,523	(347)	(312)	(75,360)	66,215
Change in net assets resulting from operations	(220,831)	37,993	(11,671)	(6,806)	(316,200)	(575,813)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(29,900)	—	(7,165)	—	(205,004)
Change in net assets resulting from distributions	—	(29,900)	—	(7,165)	—	(205,004)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,212,177	1,217,426	802,026	879,391	14,663,548	50,890,508
Distributions reinvested	—	29,900	—	7,165	—	205,004
Value of shares redeemed	(1,424,558)	(1,261,957)	(793,777)	(881,291)	(14,152,812)	(52,755,845)
Change in net assets resulting from capital transactions	1,787,619	(14,631)	8,249	5,265	510,736	(1,660,333)
Change in net assets	1,566,788	(6,538)	(3,422)	(8,706)	194,536	(2,441,150)
NET ASSETS:
Beginning of period	510,689	517,227	60,650	69,356	1,928,236	4,369,386
End of period	$2,077,477	$510,689	$57,228	$60,650	$2,122,772	$1,928,236
SHARE TRANSACTIONS:
Issued	137,424	50,254	121,140	131,138	1,457,128	4,566,264
Reinvested	—	1,279	—	1,094	—	20,460
Redeemed	(58,534)	(51,715)	(121,686)	(131,846)	(1,416,791)	(4,740,213)
Change in shares	78,890	(182)	(546)	386	40,337	(153,489)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 205

	ProFund VP Short Small-Cap		ProFund VP Small-Cap
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$19,981	$50,717	$14,155	$68,524
Net realized gains (losses) on investments	(27,130)	(199,626)	148,317	(307,812)
Change in unrealized appreciation/depreciation on investments	(24,753)	(2,827)	(380,277)	587,908
Change in net assets resulting from operations	(31,902)	(151,736)	(217,805)	348,620
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(109,373)	—	(99,601)
Change in net assets resulting from distributions	—	(109,373)	—	(99,601)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,031,379	19,757,460	380,853	13,621,549
Distributions reinvested	—	109,373	—	99,601
Value of shares redeemed	(16,434,025)	(19,525,204)	(3,774,589)	(18,438,772)
Change in net assets resulting from capital transactions	(1,402,646)	341,629	(3,393,736)	(4,717,622)
Change in net assets	(1,434,548)	80,520	(3,611,541)	(4,468,603)
NET ASSETS:
Beginning of period	2,274,350	2,193,830	10,689,141	15,157,744
End of period	$839,802	$2,274,350	$7,077,600	$10,689,141
SHARE TRANSACTIONS:
Issued	710,793	931,874	10,986	373,849
Reinvested	—	5,109	—	2,959
Redeemed	(784,679)	(920,233)	(103,348)	(529,966)
Change in shares	(73,886)	16,750	(92,362)	(153,158)

See accompanying notes to financial statements.

206 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Small-Cap Growth		ProFund VP Small-Cap Value		ProFund VP Technology
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(30,852)	$(80,349)	$44,774	$50,126	$(186,371)	$(486,233)
Net realized gains (losses) on investments	80,566	1,230,870	(417,514)	478,643	2,301,138	11,924,986
Change in unrealized appreciation/depreciation on investments	(378,247)	(335,913)	(1,051,555)	25,951	(2,474,378)	(911,177)
Change in net assets resulting from operations	(328,533)	814,608	(1,424,295)	554,720	(359,611)	10,527,576
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(752,384)	—	(151,910)	—	(4,305,449)
Change in net assets resulting from distributions	—	(752,384)	—	(151,910)	—	(4,305,449)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,625,443	14,773,733	3,482,982	17,499,182	71,440,152	20,251,373
Distributions reinvested	—	752,384	—	151,910	—	4,305,449
Value of shares redeemed	(2,833,587)	(15,448,735)	(6,744,445)	(18,889,381)	(75,309,379)	(28,281,623)
Change in net assets resulting from capital transactions	(208,144)	77,382	(3,261,463)	(1,238,289)	(3,869,227)	(3,724,801)
Change in net assets	(536,677)	139,606	(4,685,758)	(835,479)	(4,228,838)	2,497,326
NET ASSETS:
Beginning of period	16,337,559	16,197,953	18,611,414	19,446,893	59,606,341	57,109,015
End of period	$15,800,882	$16,337,559	$13,925,656	$18,611,414	$55,377,503	$59,606,341
SHARE TRANSACTIONS:
Issued	89,809	473,605	81,466	395,114	952,699	269,551
Reinvested	—	26,025	—	3,836	—	57,056
Redeemed	(96,405)	(508,912)	(157,375)	(438,182)	(1,062,755)	(379,366)
Change in shares	(6,596)	(9,282)	(75,909)	(39,232)	(110,056)	(52,759)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 207

	ProFund VP UltraBull		ProFund VP UltraMid-Cap
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$75,861	$144,096	$31,414	$95,833
Net realized gains (losses) on investments	2,133,871	4,235,812	(433,286)	885,719
Change in unrealized appreciation/depreciation on investments	957,133	2,079,358	(440,981)	349,740
Change in net assets resulting from operations	3,166,865	6,459,266	(842,853)	1,331,292
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(123,401)	—	(69,792)
Change in net assets resulting from distributions	—	(123,401)	—	(69,792)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,351,044	49,338,317	3,130,274	14,012,828
Distributions reinvested	—	123,401	—	69,792
Value of shares redeemed	(35,788,123)	(41,016,653)	(3,780,136)	(15,489,202)
Change in net assets resulting from capital transactions	(17,437,079)	8,445,065	(649,862)	(1,406,582)
Change in net assets	(14,270,214)	14,780,930	(1,492,715)	(145,082)
NET ASSETS:
Beginning of period	33,440,772	18,659,842	10,646,182	10,791,264
End of period	$19,170,558	$33,440,772	$9,153,467	$10,646,182
SHARE TRANSACTIONS:
Issued	488,991	1,287,710	79,781	357,974
Reinvested	—	3,247	—	1,878
Redeemed	(847,984)	(1,122,886)	(101,586)	(406,476)
Change in shares	(358,993)	168,071	(21,805)	(46,624)

See accompanying notes to financial statements.

208 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP UltraNasdaq-100		ProFund VP UltraShort Dow 30		ProFund VP UltraShort Nasdaq-100
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$25,214	$620,132	$—	$53	$39,674	$54,484
Net realized gains (losses) on investments	1,873,785	48,911,907	(184)	(687)	(898,327)	(1,123,833)
Change in unrealized appreciation/depreciation on investments	19,983,846	23,637,106	(84)	62	(19,888)	10,975
Change in net assets resulting from operations	21,882,845	73,169,145	(268)	(572)	(878,541)	(1,058,374)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(662,578)	—	(108)	—	(71,933)
Change in net assets resulting from distributions	—	(662,578)	—	(108)	—	(71,933)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	143,498,076	222,076,664	—	—	148,371,217	96,862,012
Distributions reinvested	—	662,578	—	108	—	71,933
Value of shares redeemed	(141,510,077)	(237,629,066)	(34)	(94)	(147,625,065)	(96,046,247)
Change in net assets resulting from capital transactions	1,987,999	(14,889,824)	(34)	14	746,152	887,698
Change in net assets	23,870,844	57,616,743	(302)	(666)	(132,389)	(242,609)
NET ASSETS:
Beginning of period	244,549,641	186,932,898	2,670	3,336	371,713	614,322
End of period	$268,420,485	$244,549,641	$2,368	$2,670	$239,324	$371,713
SHARE TRANSACTIONS:
Issued	3,625,588	6,005,833	—	—	6,112,444	3,629,958
Reinvested	—	16,348	—	36	—	2,843
Redeemed	(3,559,045)	(6,459,050)	(12)	(32)	(6,115,948)	(3,633,542)
Change in shares	66,543	(436,869)	(12)	4	(3,504)	(741)

Amounts designated as ' – ' are $0 or have been rounded to $0.
See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 209

	ProFund VP UltraSmall-Cap		ProFund VP U.S. Government Plus
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$44,439	$121,854	$100,025	$242,469
Net realized gains (losses) on investments	(936,433)	50,933	(516,621)	(689,226)
Change in unrealized appreciation/depreciation on investments	(633,876)	928,206	372,809	(616,406)
Change in net assets resulting from operations	(1,525,870)	1,100,993	(43,787)	(1,063,163)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(104,681)	(100,025)	(242,414)
Change in net assets resulting from distributions	—	(104,681)	(100,025)	(242,414)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,819,812	43,412,836	4,351,966	11,766,747
Distributions reinvested	—	104,681	100,025	242,307
Value of shares redeemed	(15,837,495)	(45,807,082)	(4,232,436)	(14,491,148)
Change in net assets resulting from capital transactions	(1,017,683)	(2,289,565)	219,555	(2,482,094)
Change in net assets	(2,543,553)	(1,293,253)	75,743	(3,787,671)
NET ASSETS:
Beginning of period	15,706,523	16,999,776	6,052,962	9,840,633
End of period	$13,162,970	$15,706,523	$6,128,705	$6,052,962
SHARE TRANSACTIONS:
Issued	1,127,646	2,937,168	397,690	999,005
Reinvested	—	7,985	9,223	20,815
Redeemed	(1,200,728)	(3,140,355)	(397,642)	(1,228,536)
Change in shares	(73,082)	(195,202)	9,271	(208,716)

See accompanying notes to financial statements.

210 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Utilities
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$248,060	$448,436
Net realized gains (losses) on investments	477,209	56,094
Change in unrealized appreciation/depreciation on investments	1,696,489	4,702,233
Change in net assets resulting from operations	2,421,758	5,206,763
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(470,058)
Change in net assets resulting from distributions	—	(470,058)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	192,866,539	80,065,990
Distributions reinvested	—	470,058
Value of shares redeemed	(177,268,895)	(78,383,497)
Change in net assets resulting from capital transactions	15,597,644	2,152,551
Change in net assets	18,019,402	6,889,256
NET ASSETS:
Beginning of period	33,008,247	26,118,991
End of period	$51,027,649	$33,008,247
SHARE TRANSACTIONS:
Issued	4,116,380	1,834,619
Reinvested	—	11,615
Redeemed	(3,801,266)	(1,804,685)
Change in shares	315,114	41,549

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Financial Highlights

212 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund Access VP High Yield
For the Six Months Ended June 30, 2025 (unaudited)	$24.93	0.30	0.65	0.95	(0.25)	—	—	(0.25)
Year Ended December 31, 2024	$24.76	0.67	0.84	1.51	(0.67)	(0.67)	—	(1.34)
Year Ended December 31, 2023	$23.59	0.67	1.75	2.42	(0.67)	(0.58)	—	(1.25)
Year Ended December 31, 2022	$26.51	0.11	(2.22)	(2.11)	(0.11)	(0.70)	—	(0.81)
Year Ended December 31, 2021	$27.10	(0.34)	0.41	0.07	—	(0.66)	—	(0.66)
Year Ended December 31, 2020	$28.71	(0.31)	0.16	(0.15)	—	(1.46)	—	(1.46)
ProFund VP Asia 30
For the Six Months Ended June 30, 2025 (unaudited)	$39.27	0.12	5.16	5.28	—	—	—	—
Year Ended December 31, 2024	$35.48	0.65	3.43	4.08	(0.29)	—	—	(0.29)
Year Ended December 31, 2023	$35.46	(0.03)	1.62	1.59	(0.04)	—	(1.53)	(1.57)
Year Ended December 31, 2022	$53.26	(0.17)	(12.40)	(12.57)	(0.21)	—	(5.02)	(5.23)
Year Ended December 31, 2021	$75.87	0.24	(12.05)	(11.81)	—	—	(10.80)	(10.80)
Year Ended December 31, 2020	$62.15	(0.11)	21.13	21.02	(0.72)	—	(6.58)	(7.30)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund Access VP High Yield
For the Six Months Ended June 30, 2025 (unaudited)	$25.63	3.86%		1.66%	1.65%	2.39%	$13,903	— (f)
Year Ended December 31, 2024	$24.93	6.31%		1.69%	1.68%	2.69%	$14,511	1,298%
Year Ended December 31, 2023	$24.76	10.43%		1.72%	1.68%	2.77%	$16,481	1,254%
Year Ended December 31, 2022	$23.59	(7.97)%		1.69%	1.68%	0.46%	$17,015	1,532%
Year Ended December 31, 2021	$26.51	0.27%		1.72%	1.68%	(1.28)%	$15,325	1,351%
Year Ended December 31, 2020	$27.10	0.06%		1.87%	1.68%	(1.16)%	$19,923	1,447%
ProFund VP Asia 30
For the Six Months Ended June 30, 2025 (unaudited)	$44.55	13.45%		1.78%	1.68%	0.57%	$18,510	114%
Year Ended December 31, 2024	$39.27	11.56%		1.83%	1.68%	1.75%	$16,220	141%
Year Ended December 31, 2023	$35.48	4.32%		1.83%	1.68%	(0.09)%	$15,245	151%
Year Ended December 31, 2022	$35.46	(24.42)%		1.74%	1.68%	(0.44)%	$17,741	202%
Year Ended December 31, 2021	$53.26	(18.52	)%(g)	1.68%	1.68%	0.33%	$21,907	125%
Year Ended December 31, 2020	$75.87	35.55%		1.71%	1.68%	(0.18)%	$29,494	130%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  During October 2024, the Fund's principal investment strategy changed the types of instruments used to obtain exposure to the high yield market.

(g)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.34%.

See accompanying notes to financial statements.

Financial Highlights :: 213

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Banks
For the Six Months Ended June 30, 2025 (unaudited)	$32.67	0.20	0.14 (f)	0.34	—	—	—
Year Ended December 31, 2024	$27.36	0.36	5.57	5.93	(0.62)	—	(0.62)
Year Ended December 31, 2023	$25.10	0.46	2.11	2.57	(0.31)	—	(0.31)
Year Ended December 31, 2022	$31.63	0.20	(6.49)	(6.29)	(0.24)	—	(0.24)
Year Ended December 31, 2021	$23.77	0.17	7.93	8.10	(0.24)	—	(0.24)
Year Ended December 31, 2020	$28.74	0.36	(4.85)	(4.49)	(0.48)	—	(0.48)
ProFund VP Bear
For the Six Months Ended June 30, 2025 (unaudited)	$11.00	0.14	(0.99)	(0.85)	—	—	—
Year Ended December 31, 2024	$14.40	0.42	(2.33)	(1.91)	(0.99)	(0.50)	(1.49)
Year Ended December 31, 2023	$17.04	0.52	(3.11)	(2.59)	(0.05)	—	(0.05)
Year Ended December 31, 2022	$14.56	0.03	2.45	2.48	—	—	—
Year Ended December 31, 2021	$19.59	(0.28)	(4.49)	(4.77)	—	(0.26)	(0.26)
Year Ended December 31, 2020	$26.47	(0.35)	(6.41)	(6.76)	(0.12)	—	(0.12)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Banks
For the Six Months Ended June 30, 2025 (unaudited)	$33.01	1.04	%(g)	1.74%	1.68%	1.25%	$4,422	142%
Year Ended December 31, 2024	$32.67	22.24	%(h)	1.79%	1.68%	1.22%	$4,813	262%
Year Ended December 31, 2023	$27.36	10.39%		1.79%	1.68%	1.98%	$5,615	430%
Year Ended December 31, 2022	$25.10	(19.88)%		1.74%	1.68%	0.69%	$4,496	599%
Year Ended December 31, 2021	$31.63	34.09%		1.68%	1.68%	0.57%	$7,500	551%
Year Ended December 31, 2020	$23.77	(15.21)%		1.74%	1.68%	1.74%	$4,823	478%
ProFund VP Bear
For the Six Months Ended June 30, 2025 (unaudited)	$10.15	(7.73)%		1.73%	1.68%	2.60%	$1,726	—
Year Ended December 31, 2024	$11.00	(13.71)%		2.05%	1.68%	3.42%	$1,478	—
Year Ended December 31, 2023	$14.40	(15.27)%		1.72%	1.68%	3.31%	$2,754	—
Year Ended December 31, 2022	$17.04	17.03%		1.70%	1.68%	0.20%	$4,958	—
Year Ended December 31, 2021	$14.56	(24.57)%		1.69%	1.68%	(1.68)%	$1,557	—
Year Ended December 31, 2020	$19.59	(25.61)%		1.79%	1.68%	(1.40)%	$2,352	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)  During the six months ended June 30, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.12%.

(h)  During the year ended December 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.21%.

See accompanying notes to financial statements.

214 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Biotechnology
For the Six Months Ended June 30, 2025 (unaudited)	$40.62	(0.24)	(3.29)	(3.53)	—	—	—
Year Ended December 31, 2024	$66.75	(0.66)	1.61	0.95	—	(27.08)	(27.08)
Year Ended December 31, 2023	$70.69	(0.64)	7.07	6.43	—	(10.37)	(10.37)
Year Ended December 31, 2022	$94.46	(0.14)	(8.78)	(8.92)	—	(14.85)	(14.85)
Year Ended December 31, 2021	$82.13	(0.14)	13.01	12.87	—	(0.54)	(0.54)
Year Ended December 31, 2020	$76.13	(0.05)	11.57	11.52	(0.01)	(5.51)	(5.52)
ProFund VP Bull
For the Six Months Ended June 30, 2025 (unaudited)	$58.48	0.05	2.96	3.01	—	—	—
Year Ended December 31, 2024	$50.53	0.20	10.95	11.15	(0.42)	(2.78)	(3.20)
Year Ended December 31, 2023	$48.67	0.43	10.74	11.17	—	(9.31)	(9.31)
Year Ended December 31, 2022	$70.29	(0.05)	(13.46)	(13.51)	—	(8.11)	(8.11)
Year Ended December 31, 2021	$59.38	(0.42)	15.37	14.95	—	(4.04)	(4.04)
Year Ended December 31, 2020	$53.62	(0.23)	8.70	8.47	(0.05)	(2.66)	(2.71)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)		Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Biotechnology
For the Six Months Ended June 30, 2025 (unaudited)	$37.09	(8.69)%	1.64%	1.63%		(1.26)%	$29,059	125%
Year Ended December 31, 2024	$40.62	(0.15)%	1.67%	1.66%		(1.24)%	$36,132	134%
Year Ended December 31, 2023	$66.75	10.14%	1.68%	1.67%		(0.99)%	$44,534	130%
Year Ended December 31, 2022	$70.69	(7.71)%	1.63%	1.63%		(0.19)%	$49,395	29%
Year Ended December 31, 2021	$94.46	15.73%	1.58%	1.58%		(0.15)%	$61,798	43%
Year Ended December 31, 2020	$82.13	15.38%	1.67%	1.67%		(0.06)%	$60,969	70%
ProFund VP Bull
For the Six Months Ended June 30, 2025 (unaudited)	$61.49	5.15%	1.69%	1.68%		0.19%	$53,480	78%
Year Ended December 31, 2024	$58.48	22.49%	1.71%	1.68%		0.36%	$59,023	64%
Year Ended December 31, 2023	$50.53	23.74%	1.75%	1.68%		0.86%	$54,377	125%
Year Ended December 31, 2022	$48.67	(19.74)%	1.71%	1.68%		(0.10)%	$43,609	199%
Year Ended December 31, 2021	$70.29	26.33%	1.65%	1.65%		(0.66)%	$65,540	49%
Year Ended December 31, 2020	$59.38	16.03%	1.72%	1.69	%(f)	(0.44)%	$66,044	4%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

See accompanying notes to financial statements.

Financial Highlights :: 215

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Communication Services
For the Six Months Ended June 30, 2025 (unaudited)	$50.59	(0.11)	6.06	5.95	—	—	—
Year Ended December 31, 2024	$38.14	(0.19)	12.64	12.45	—	—	—
Year Ended December 31, 2023	$29.19	(0.09)	9.36	9.27	(0.32)	—	(0.32)
Year Ended December 31, 2022	$37.77	0.36	(8.35)	(7.99)	(0.59)	—	(0.59)
Year Ended December 31, 2021	$32.25	0.53	5.38	5.91	(0.39)	—	(0.39)
Year Ended December 31, 2020	$31.53	0.41	0.57	0.98	(0.26)	—	(0.26)
ProFund VP Consumer Discretionary
For the Six Months Ended June 30, 2025 (unaudited)	$73.99	(0.24)	(2.41)	(2.65)	—	—	—
Year Ended December 31, 2024	$65.99	(0.48)	15.06	14.58	—	(6.58)	(6.58)
Year Ended December 31, 2023	$52.38	(0.42)	17.08	16.66	—	(3.05)	(3.05)
Year Ended December 31, 2022	$77.36	(0.43)	(23.92)	(24.35)	—	(0.63)	(0.63)
Year Ended December 31, 2021	$76.15	(0.76)	8.12	7.36	—	(6.15)	(6.15)
Year Ended December 31, 2020	$82.97	(0.56)	22.85	22.29	—	(29.11)	(29.11)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)		Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Communication Services
For the Six Months Ended June 30, 2025 (unaudited)	$56.54	11.76%	1.71%	1.68%		(0.43)%	$15,060	196%
Year Ended December 31, 2024	$50.59	32.64%	1.75%	1.68%		(0.43)%	$12,748	119%
Year Ended December 31, 2023	$38.14	31.82%	1.77%	1.68%		(0.26)%	$8,468	186%
Year Ended December 31, 2022	$29.19	(21.22)%	1.73%	1.68%		1.14%	$3,864	56%
Year Ended December 31, 2021	$37.77	18.41%	1.69%	1.68%		1.50%	$7,438	105%
Year Ended December 31, 2020	$32.25	3.15%	1.77%	1.68%		1.36%	$6,626	107%
ProFund VP Consumer Discretionary
For the Six Months Ended June 30, 2025 (unaudited)	$71.34	(3.58)%	1.72%	1.69	%(f)	(0.70)%	$19,680	57%
Year Ended December 31, 2024	$73.99	24.44%	1.75%	1.68%		(0.73)%	$26,346	53%
Year Ended December 31, 2023	$65.99	32.05%	1.77%	1.68%		(0.70)%	$23,786	91%
Year Ended December 31, 2022	$52.38	(31.53)%	1.72%	1.68%		(0.71)%	$15,454	19%
Year Ended December 31, 2021	$77.36	10.23%	1.68%	1.68%		(0.99)%	$30,884	39%
Year Ended December 31, 2020	$76.15	28.34%	1.75%	1.68%		(0.72)%	$31,935	116%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

See accompanying notes to financial statements.

216 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Consumer Staples
For the Six Months Ended June 30, 2025 (unaudited)	$31.83	0.17	0.93	1.10	—	—	—
Year Ended December 31, 2024	$44.12	0.36	3.88	4.24	(0.73)	(15.80)	(16.53)
Year Ended December 31, 2023	$50.22	0.59	1.74	2.33	(0.11)	(8.32)	(8.43)
Year Ended December 31, 2022	$69.45	0.09	(17.04)	(16.95)	(0.03)	(2.25)	(2.28)
Year Ended December 31, 2021	$62.19	0.02	11.42	11.44	(0.27)	(3.91)	(4.18)
Year Ended December 31, 2020	$48.21	0.25	14.61	14.86	(0.38)	(0.50)	(0.88)
ProFund VP Dow 30
For the Six Months Ended June 30, 2025 (unaudited)	$22.50	0.30	0.43	0.73	—	—	—
Year Ended December 31, 2024	$20.60	0.74	1.72	2.46	(0.56)	—	(0.56)
Year Ended December 31, 2023	$18.15	0.61	1.85	2.46	(0.01)	—	(0.01)
Year Ended December 31, 2022	$23.90	0.01	(2.22)	(2.21)	—	(3.54)	(3.54)
Year Ended December 31, 2021	$23.26	(0.34)	4.18	3.84	—	(3.20)	(3.20)
Year Ended December 31, 2020	$28.16	(0.31)	2.05	1.74	(0.13)	(6.51)	(6.64)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Consumer Staples
For the Six Months Ended June 30, 2025 (unaudited)	$32.93	3.46%	1.72%	1.68%	1.04%	$10,462	101%
Year Ended December 31, 2024	$31.83	10.36%	1.76%	1.68%	0.96%	$9,909	327%
Year Ended December 31, 2023	$44.12	3.92%	1.77%	1.68%	1.21%	$10,749	167%
Year Ended December 31, 2022	$50.22	(24.70)%	1.73%	1.68%	0.15%	$11,460	88%
Year Ended December 31, 2021	$69.45	19.65%	1.69%	1.68%	0.03%	$26,376	65%
Year Ended December 31, 2020	$62.19	31.05%	1.75%	1.68%	0.50%	$18,373	141%
ProFund VP Dow 30
For the Six Months Ended June 30, 2025 (unaudited)	$23.23	3.24%	1.60%	1.59%	2.67%	$366	—
Year Ended December 31, 2024	$22.50	12.15%	1.62%	1.62%	3.44%	$380	—
Year Ended December 31, 2023	$20.60	13.54%	1.64%	1.63%	3.26%	$327	—
Year Ended December 31, 2022	$18.15	(8.85)%	1.57%	1.57%	0.05%	$269	—
Year Ended December 31, 2021	$23.90	17.51%	1.47%	1.47%	(1.47)%	$218	—
Year Ended December 31, 2020	$23.26	7.41%	1.58%	1.58%	(1.31)%	$385	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Highlights :: 217

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Emerging Markets
For the Six Months Ended June 30, 2025 (unaudited)	$30.04	0.27	5.01	5.28	—	—	—
Year Ended December 31, 2024	$28.29	0.34	1.88	2.22	(0.47)	—	(0.47)
Year Ended December 31, 2023	$25.02	0.34	3.49	3.83	(0.56)	—	(0.56)
Year Ended December 31, 2022	$30.04	0.63	(5.48)	(4.85)	(0.17)	—	(0.17)
Year Ended December 31, 2021	$36.64	0.15	(6.75)	(6.60)	—	—	—
Year Ended December 31, 2020	$29.08	(0.08)	7.82	7.74	(0.18)	—	(0.18)
ProFund VP Energy
For the Six Months Ended June 30, 2025 (unaudited)	$40.92	0.33	(0.51)	(0.18)	—	—	—
Year Ended December 31, 2024	$42.19	0.70	1.06	1.76	(0.95)	(2.08)	(3.03)
Year Ended December 31, 2023	$44.29	0.75	(1.84)	(1.09)	(1.01)	—	(1.01)
Year Ended December 31, 2022	$28.04	0.82	15.85	16.67	(0.42)	—	(0.42)
Year Ended December 31, 2021	$18.78	0.58	9.13	9.71	(0.45)	—	(0.45)
Year Ended December 31, 2020	$29.86	0.57	(10.93)	(10.36)	(0.50)	(0.22)	(0.72)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Emerging Markets
For the Six Months Ended June 30, 2025 (unaudited)	$35.32	17.58%		1.77%	1.68%	1.67%	$29,602	698%
Year Ended December 31, 2024	$30.04	7.85%		1.81%	1.68%	1.16%	$18,568	230%
Year Ended December 31, 2023	$28.29	15.31	%(f)	1.81%	1.68%	1.26%	$20,793	141%
Year Ended December 31, 2022	$25.02	(16.19)%		1.78%	1.68%	2.38%	$18,753	53%
Year Ended December 31, 2021	$30.04	(18.01)%		1.69%	1.68%	0.43%	$19,702	60%
Year Ended December 31, 2020	$36.64	26.72	%(g)	1.74%	1.68%	(0.29)%	$26,509	108%
ProFund VP Energy
For the Six Months Ended June 30, 2025 (unaudited)	$40.74	(0.42)%		1.70%	1.68%	1.63%	$32,276	804%
Year Ended December 31, 2024	$40.92	3.77%		1.74%	1.68%	1.60%	$36,514	291%
Year Ended December 31, 2023	$42.19	(2.49)%		1.75%	1.68%	1.74%	$44,431	72%
Year Ended December 31, 2022	$44.29	59.43%		1.71%	1.68%	2.09%	$63,086	48%
Year Ended December 31, 2021	$28.04	51.93%		1.69%	1.68%	2.30%	$30,740	80%
Year Ended December 31, 2020	$18.78	(34.46)%		1.76%	1.68%	3.00%	$18,535	130%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  During the year ended December 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.13%.

(g)  During the year ended December 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.20%.

See accompanying notes to financial statements.

218 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Europe 30
For the Six Months Ended June 30, 2025 (unaudited)	$25.63	0.37	3.41	3.78	—	—	—
Year Ended December 31, 2024	$25.90	0.59	0.56	1.15	(0.51)	(0.91)	(1.42)
Year Ended December 31, 2023	$22.52	0.44	3.46	3.90	(0.52)	—	(0.52)
Year Ended December 31, 2022	$25.62	0.43	(2.37)	(1.94)	(0.29)	(0.87)	(1.16)
Year Ended December 31, 2021	$20.76	0.32	4.76	5.08	(0.22)	—	(0.22)
Year Ended December 31, 2020	$23.50	0.22	(2.43)	(2.21)	(0.53)	—	(0.53)
ProFund VP Falling U.S. Dollar
For the Six Months Ended June 30, 2025 (unaudited)	$13.83	0.18	1.53	1.71	—	—	—
Year Ended December 31, 2024	$15.59	0.51	(1.29)	(0.78)	(0.98)	—	(0.98)
Year Ended December 31, 2023	$15.10	0.50	(0.01)	0.49	—	—	—
Year Ended December 31, 2022	$16.55	(0.01)	(1.44)	(1.45)	—	—	—
Year Ended December 31, 2021	$18.37	(0.30)	(1.15)	(1.45)	—	(0.37)	(0.37)
Year Ended December 31, 2020	$17.60	(0.25)	1.09	0.84	(0.07)	—	(0.07)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Europe 30
For the Six Months Ended June 30, 2025 (unaudited)	$29.41	14.75%	1.74%	1.68%	2.68%	$19,666	50%
Year Ended December 31, 2024	$25.63	4.35%	1.78%	1.68%	2.21%	$11,047	116%
Year Ended December 31, 2023	$25.90	17.47%	1.77%	1.68%	1.83%	$15,304	120%
Year Ended December 31, 2022	$22.52	(7.76)%	1.75%	1.68%	1.82%	$14,379	131%
Year Ended December 31, 2021	$25.62	24.53%	1.69%	1.68%	1.30%	$17,489	138%
Year Ended December 31, 2020	$20.76	(9.23)%	1.77%	1.68%	1.10%	$14,729	63%
ProFund VP Falling U.S. Dollar
For the Six Months Ended June 30, 2025 (unaudited)	$15.54	12.36%	2.82%	1.68%	2.50%	$704	—
Year Ended December 31, 2024	$13.83	(5.12)%	3.32%	1.68%	3.43%	$438	—
Year Ended December 31, 2023	$15.59	3.25%	2.97%	1.68%	3.28%	$1,151	—
Year Ended December 31, 2022	$15.10	(8.76)%	2.41%	1.68%	(0.05)%	$505	—
Year Ended December 31, 2021	$16.55	(8.03)%	2.23%	1.68%	(1.68)%	$481	—
Year Ended December 31, 2020	$18.37	4.80%	3.18%	1.68%	(1.44)%	$1,336	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Highlights :: 219

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Financials
For the Six Months Ended June 30, 2025 (unaudited)	$53.08	(0.02)		4.39		4.37	—	—	—
Year Ended December 31, 2024	$45.92	—	(f)	12.20		12.20	(0.14)	(4.90)	(5.04)
Year Ended December 31, 2023	$42.23	0.13		5.59		5.72	(0.20)	(1.83)	(2.03)
Year Ended December 31, 2022	$50.42	0.15		(7.78)		(7.63)	(0.04)	(0.52)	(0.56)
Year Ended December 31, 2021	$41.61	0.03		12.16		12.19	(0.17)	(3.21)	(3.38)
Year Ended December 31, 2020	$46.06	0.23		(1.41)		(1.18)	(0.28)	(2.99)	(3.27)
ProFund VP Government Money Market
For the Six Months Ended June 30, 2025 (unaudited)	$1.000	0.020		—		0.020	(0.020)	—	(0.020)
Year Ended December 31, 2024	$1.000	0.042		—		0.042	(0.042)	—	(0.042)
Year Ended December 31, 2023	$1.000	0.041		—	(f)	0.041	(0.041)	—	(0.041)
Year Ended December 31, 2022	$1.000	0.010		—	(f)	0.010	(0.010)	—	(0.010)
Year Ended December 31, 2021	$1.000	—	(f)	—	(f)	—	— (f)	—	— (f)
Year Ended December 31, 2020	$1.000	0.001		—	(f)	0.001	(0.001)	—	(0.001)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)		Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Financials
For the Six Months Ended June 30, 2025 (unaudited)	$57.45	8.23%	1.69%	1.68%		(0.09)%	$36,291	151%
Year Ended December 31, 2024	$53.08	28.45%	1.73%	1.68%		0.01%	$34,979	21%
Year Ended December 31, 2023	$45.92	13.88%	1.75%	1.68%		0.31%	$26,905	48%
Year Ended December 31, 2022	$42.23	(15.14)%	1.71%	1.68%		0.33%	$27,395	14%
Year Ended December 31, 2021	$50.42	30.10%	1.68%	1.68%		0.07%	$41,801	31%
Year Ended December 31, 2020	$41.61	(1.77)%	1.74%	1.68%		0.58%	$27,234	145%
ProFund VP Government Money Market
For the Six Months Ended June 30, 2025 (unaudited)	$1.000	1.64%	1.19%	0.90%		3.29%	$28,346	—
Year Ended December 31, 2024	$1.000	4.31%	1.17%	0.90%		4.23%	$31,004	—
Year Ended December 31, 2023	$1.000	4.15%	1.28%	0.90	%(g)	4.06%	$30,941	—
Year Ended December 31, 2022	$1.000	1.02%	1.16%	0.49	%(h)(i)	1.01%	$36,622	—
Year Ended December 31, 2021	$1.000	0.01%	1.07%	—	%(h)(j)	0.01%	$46,350	—
Year Ended December 31, 2020	$1.000	0.04%	1.16%	0.52	%(h)	0.05%	$48,075	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  Amount is less than $0.0005.

(g)  The Advisor voluntarily waived fees and expenses to limit the annual expense ratio to 0.90% through September 30, 2023. Effective October 1, 2023, the contractual expense limit was reduced from 1.35% to 0.90%.

(h)  The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

(i)  The Advisor voluntarily waived fees and expenses to limit the annual expense ratio to 0.90% (excluding amounts contractually waived to support a minimum net yield).

(j)  Amount is less than 0.005%.
See accompanying notes to financial statements.

220 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Health Care
For the Six Months Ended June 30, 2025 (unaudited)	$64.21	0.08	(1.37)	(1.29)	—	—	—
Year Ended December 31, 2024	$66.70	— (f)	0.75	0.75	(0.04)	(3.20)	(3.24)
Year Ended December 31, 2023	$74.44	0.05	0.51	0.56	—	(8.30)	(8.30)
Year Ended December 31, 2022	$84.07	(0.15)	(5.18)	(5.33)	—	(4.30)	(4.30)
Year Ended December 31, 2021	$75.46	(0.24)	15.51	15.27	(0.03)	(6.63)	(6.66)
Year Ended December 31, 2020	$74.91	0.03	10.27	10.30	—	(9.75)	(9.75)
ProFund VP Industrials
For the Six Months Ended June 30, 2025 (unaudited)	$88.60	(0.10)	10.38	10.28	—	—	—
Year Ended December 31, 2024	$88.65	(0.10)	12.81	12.71	(0.18)	(12.58)	(12.76)
Year Ended December 31, 2023	$83.02	0.18	13.02	13.20	—	(7.57)	(7.57)
Year Ended December 31, 2022	$99.95	(0.18)	(15.43)	(15.61)	—	(1.32)	(1.32)
Year Ended December 31, 2021	$90.68	(0.44)	15.06	14.62	—	(5.35)	(5.35)
Year Ended December 31, 2020	$79.25	(0.15)	13.24	13.09	(0.14)	(1.52)	(1.66)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Health Care
For the Six Months Ended June 30, 2025 (unaudited)	$62.92	(2.01)%	1.71%	1.68%	0.24%		$30,820	444%
Year Ended December 31, 2024	$64.21	0.82%	1.74%	1.68%	—	%(g)	$32,519	41%
Year Ended December 31, 2023	$66.70	0.82%	1.74%	1.68%	0.07%		$37,241	13%
Year Ended December 31, 2022	$74.44	(6.03)%	1.69%	1.68%	(0.20)%		$43,635	30%
Year Ended December 31, 2021	$84.07	21.54%	1.68%	1.68%	(0.30)%		$55,677	10%
Year Ended December 31, 2020	$75.46	14.44%	1.73%	1.68%	0.04%		$52,001	58%
ProFund VP Industrials
For the Six Months Ended June 30, 2025 (unaudited)	$98.88	11.60%	1.71%	1.68%	(0.22)%		$19,654	86%
Year Ended December 31, 2024	$88.60	15.47%	1.74%	1.68%	(0.11)%		$16,658	59%
Year Ended December 31, 2023	$88.65	16.30%	1.76%	1.68%	0.21%		$15,733	82%
Year Ended December 31, 2022	$83.02	(15.60)%	1.72%	1.68%	(0.21)%		$14,194	73%
Year Ended December 31, 2021	$99.95	16.40%	1.69%	1.68%	(0.45)%		$21,804	72%
Year Ended December 31, 2020	$90.68	16.76%	1.75%	1.68%	(0.20)%		$17,080	123%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  Amount is less than $0.005.

(g)  Amount is less than 0.005%.

See accompanying notes to financial statements.

Financial Highlights :: 221

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP International
For the Six Months Ended June 30, 2025 (unaudited)	$20.04	0.28	3.44	3.72	—	—	—
Year Ended December 31, 2024	$20.58	0.72	(0.51)	0.21	(0.75)	—	(0.75)
Year Ended December 31, 2023	$17.81	0.62	2.15	2.77	—	—	—
Year Ended December 31, 2022	$22.33	(0.03)	(3.63)	(3.66)	—	(0.86)	(0.86)
Year Ended December 31, 2021	$20.52	(0.35)	2.16	1.81	—	—	—
Year Ended December 31, 2020	$19.66	(0.24)	1.19	0.95	(0.09)	—	(0.09)
ProFund VP Internet
For the Six Months Ended June 30, 2025 (unaudited)	$26.67	(0.17)	2.77	2.60	—	—	—
Year Ended December 31, 2024	$21.05	(0.30)	6.38	6.08	—	(0.46)	(0.46)
Year Ended December 31, 2023	$16.40	(0.26)	8.12	7.86	—	(3.21)	(3.21)
Year Ended December 31, 2022	$51.30	(0.36)	(21.75)	(22.11)	—	(12.79)	(12.79)
Year Ended December 31, 2021	$58.55	(0.84)	3.30	2.46	—	(9.71)	(9.71)
Year Ended December 31, 2020	$43.10	(0.69)	22.44	21.75	—	(6.30)	(6.30)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(b)(d)	Net Expenses(b)(d)		Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP International
For the Six Months Ended June 30, 2025 (unaudited)	$23.76	18.56%		1.68%	1.68%		2.55%	$12,863	—
Year Ended December 31, 2024	$20.04	0.88%		1.70%	1.68%		3.43%	$10,011	—
Year Ended December 31, 2023	$20.58	15.55%		1.71%	1.68%		3.19%	$10,459	—
Year Ended December 31, 2022	$17.81	(16.45)%		1.68%	1.65%		(0.16)%	$12,772	—
Year Ended December 31, 2021	$22.33	8.82%		1.60%	1.60%		(1.60)%	$12,151	—
Year Ended December 31, 2020	$20.52	4.90%		1.68%	1.68%		(1.36)%	$5,532	—
ProFund VP Internet
For the Six Months Ended June 30, 2025 (unaudited)	$29.27	9.75%		1.71%	1.68%		(1.31)%	$15,211	29%
Year Ended December 31, 2024	$26.67	29.34	%(f)	1.74%	1.68%		(1.29)%	$13,821	76%
Year Ended December 31, 2023	$21.05	49.85%		1.76%	1.68%		(1.34)%	$12,491	83%
Year Ended December 31, 2022	$16.40	(46.13)%		1.70%	1.69	%(g)	(1.40)%	$8,133	28%
Year Ended December 31, 2021	$51.30	5.30%		1.68%	1.68%		(1.47)%	$19,532	57%
Year Ended December 31, 2020	$58.55	50.82%		1.71%	1.68%		(1.36)%	$26,399	116%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  During the year ended December 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.44%.

(g)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

See accompanying notes to financial statements.

222 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Japan
For the Six Months Ended June 30, 2025 (unaudited)	$67.96	0.82	1.65	2.47	—	—	—
Year Ended December 31, 2024	$65.23	2.39	11.89	14.28	(1.89)	(9.66)	(11.55)
Year Ended December 31, 2023	$48.48	1.93	14.82	16.75	—	—	—
Year Ended December 31, 2022	$56.77	(0.12)	(5.32)	(5.44)	—	(2.85)	(2.85)
Year Ended December 31, 2021	$63.65	(1.02)	3.20	2.18	—	(9.06)	(9.06)
Year Ended December 31, 2020	$55.06	(0.73)	9.48	8.75	(0.16)	—	(0.16)
ProFund VP Large-Cap Growth
For the Six Months Ended June 30, 2025 (unaudited)	$67.81	(0.33)	5.63	5.30	—	—	—
Year Ended December 31, 2024	$51.60	(0.60)	17.94	17.34	—	(1.13)	(1.13)
Year Ended December 31, 2023	$47.65	(0.18)	13.09	12.91	—	(8.96)	(8.96)
Year Ended December 31, 2022	$85.95	(0.46)	(24.71)	(25.17)	—	(13.13)	(13.13)
Year Ended December 31, 2021	$77.23	(0.75)	20.84	20.09	—	(11.37)	(11.37)
Year Ended December 31, 2020	$64.35	(0.35)	20.11	19.76	—	(6.88)	(6.88)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Japan
For the Six Months Ended June 30, 2025 (unaudited)	$70.43	3.65%	1.68%	1.68%	2.52%	$11,284	—
Year Ended December 31, 2024	$67.96	22.22%	1.71%	1.68%	3.37%	$10,361	—
Year Ended December 31, 2023	$65.23	34.51%	1.73%	1.68%	3.26%	$10,748	—
Year Ended December 31, 2022	$48.48	(9.92)%	1.69%	1.68%	(0.22)%	$7,448	—
Year Ended December 31, 2021	$56.77	3.89%	1.69%	1.68%	(1.68)%	$7,261	—
Year Ended December 31, 2020	$63.65	15.93%	1.75%	1.68%	(1.38)%	$11,668	—
ProFund VP Large-Cap Growth
For the Six Months Ended June 30, 2025 (unaudited)	$73.11	7.82%	1.73%	1.68%	(0.98)%	$35,232	57%
Year Ended December 31, 2024	$67.81	33.78%	1.75%	1.68%	(0.99)%	$34,127	163%
Year Ended December 31, 2023	$51.60	27.86%	1.78%	1.68%	(0.36)%	$26,086	178%
Year Ended December 31, 2022	$47.65	(30.64)%	1.73%	1.68%	(0.76)%	$15,799	132%
Year Ended December 31, 2021	$85.95	29.86%	1.69%	1.68%	(0.94)%	$37,180	122%
Year Ended December 31, 2020	$77.23	30.93%	1.75%	1.68%	(0.52)%	$29,963	150%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Highlights :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Large-Cap Value
For the Six Months Ended June 30, 2025 (unaudited)	$48.67	0.09	1.11	1.20	—	—	—
Year Ended December 31, 2024	$50.37	0.28	4.66	4.94	(0.20)	(6.44)	(6.64)
Year Ended December 31, 2023	$45.11	0.16	8.71	8.87	(0.24)	(3.37)	(3.61)
Year Ended December 31, 2022	$49.32	0.23	(3.59)	(3.36)	(0.23)	(0.62)	(0.85)
Year Ended December 31, 2021	$40.50	0.22	9.03	9.25	(0.43)	—	(0.43)
Year Ended December 31, 2020	$47.60	0.43	(1.06)	(0.63)	(0.50)	(5.97)	(6.47)
ProFund VP Materials
For the Six Months Ended June 30, 2025 (unaudited)	$83.74	0.19	3.62 (f)	3.81	—	—	—
Year Ended December 31, 2024	$85.48	0.17	(1.47)	(1.30)	(0.37)	(0.07)	(0.44)
Year Ended December 31, 2023	$76.40	0.33	9.12	9.45	(0.37)	—	(0.37)
Year Ended December 31, 2022	$84.94	0.36	(8.08)	(7.72)	(0.13)	(0.69)	(0.82)
Year Ended December 31, 2021	$69.36	0.14	17.52	17.66	(0.23)	(1.85)	(2.08)
Year Ended December 31, 2020	$64.71	0.32	9.87	10.19	(0.42)	(5.12)	(5.54)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Large-Cap Value
For the Six Months Ended June 30, 2025 (unaudited)	$49.87	2.47%	1.72%	1.68%	0.38%	$14,680	72%
Year Ended December 31, 2024	$48.67	10.42%	1.77%	1.68%	0.55%	$16,968	91%
Year Ended December 31, 2023	$50.37	20.09%	1.78%	1.68%	0.34%	$20,299	151%
Year Ended December 31, 2022	$45.11	(6.82)%	1.73%	1.68%	0.51%	$15,986	214%
Year Ended December 31, 2021	$49.32	22.93%	1.70%	1.68%	0.48%	$17,877	79%
Year Ended December 31, 2020	$40.50	(0.06)%	1.77%	1.68%	1.05%	$14,607	97%
ProFund VP Materials
For the Six Months Ended June 30, 2025 (unaudited)	$87.55	4.55%	1.71%	1.68%	0.46%	$11,651	290%
Year Ended December 31, 2024	$83.74	(1.55)%	1.75%	1.68%	0.19%	$12,689	48%
Year Ended December 31, 2023	$85.48	12.38%	1.77%	1.68%	0.40%	$14,610	69%
Year Ended December 31, 2022	$76.40	(9.14)%	1.71%	1.68%	0.46%	$13,568	65%
Year Ended December 31, 2021	$84.94	25.63%	1.68%	1.68%	0.18%	$17,284	134%
Year Ended December 31, 2020	$69.36	16.49%	1.73%	1.68%	0.53%	$16,416	135%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to financial statements.

224 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Mid-Cap
For the Six Months Ended June 30, 2025 (unaudited)	$18.04	0.22	(0.42)	(0.20)	—	—	—
Year Ended December 31, 2024	$16.71	0.60	1.23	1.83	(0.50)	—	(0.50)
Year Ended December 31, 2023	$14.68	0.49	1.54	2.03	—	—	—
Year Ended December 31, 2022	$21.47	(0.04)	(3.10)	(3.14)	—	(3.65)	(3.65)
Year Ended December 31, 2021	$18.15	(0.33)	4.31	3.98	—	(0.66)	(0.66)
Year Ended December 31, 2020	$23.89	(0.26)	1.63	1.37	(0.22)	(6.89)	(7.11)
ProFund VP Mid-Cap Growth
For the Six Months Ended June 30, 2025 (unaudited)	$39.88	(0.13)	— (g)	(0.13)	—	—	—
Year Ended December 31, 2024	$36.50	(0.27)	5.29	5.02	—	(1.64)	(1.64)
Year Ended December 31, 2023	$31.75	(0.13)	5.07	4.94	—	(0.19)	(0.19)
Year Ended December 31, 2022	$50.76	(0.21)	(9.92)	(10.13)	—	(8.88)	(8.88)
Year Ended December 31, 2021	$47.68	(0.51)	8.14	7.63	—	(4.55)	(4.55)
Year Ended December 31, 2020	$43.13	(0.28)	8.71	8.43	—	(3.88)	(3.88)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)		Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Mid-Cap
For the Six Months Ended June 30, 2025 (unaudited)	$17.84	(1.11)%	1.69%	1.68%		2.59%	$10,438	—
Year Ended December 31, 2024	$18.04	11.14%	1.70%	1.68%		3.41%	$10,195	—
Year Ended December 31, 2023	$16.71	13.83%	1.74%	1.68%		3.19%	$10,335	—
Year Ended December 31, 2022	$14.68	(14.92)%	1.70%	1.67%		(0.22)%	$9,993	—
Year Ended December 31, 2021	$21.47	22.21%	1.61%	1.61%		(1.61)%	$15,850	—
Year Ended December 31, 2020	$18.15	10.76%	1.70%	1.70	%(f)	(1.34)%	$10,731	—
ProFund VP Mid-Cap Growth
For the Six Months Ended June 30, 2025 (unaudited)	$39.75	(0.33)%	1.77%	1.68%		(0.71)%	$14,006	37%
Year Ended December 31, 2024	$39.88	13.89%	1.80%	1.68%		(0.68)%	$13,033	164%
Year Ended December 31, 2023	$36.50	15.56%	1.82%	1.68%		(0.40)%	$14,936	150%
Year Ended December 31, 2022	$31.75	(20.34)%	1.76%	1.68%		(0.57)%	$11,954	94%
Year Ended December 31, 2021	$50.76	16.97%	1.73%	1.68%		(1.02)%	$20,702	113%
Year Ended December 31, 2020	$47.68	20.90%	1.78%	1.68%		(0.68)%	$21,028	184%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

(g)  Amount is less than $0.005.

See accompanying notes to financial statements.

Financial Highlights :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Mid-Cap Value
For the Six Months Ended June 30, 2025 (unaudited)	$44.02	0.13	(0.54)	(0.41)	—	—	—
Year Ended December 31, 2024	$42.06	0.14	3.80	3.94	(0.11)	(1.87)	(1.98)
Year Ended December 31, 2023	$39.51	0.07	5.15	5.22	(0.12)	(2.55)	(2.67)
Year Ended December 31, 2022	$50.46	0.11	(4.32)	(4.21)	(0.07)	(6.67)	(6.74)
Year Ended December 31, 2021	$39.36	0.04	11.18	11.22	(0.12)	—	(0.12)
Year Ended December 31, 2020	$42.15	0.21	0.13	0.34	(0.15)	(2.98)	(3.13)
ProFund VP Nasdaq-100
For the Six Months Ended June 30, 2025 (unaudited)	$62.98	(0.06)	4.62	4.56	—	—	—
Year Ended December 31, 2024	$57.87	0.24	12.84	13.08	(0.26)	(7.71)	(7.97)
Year Ended December 31, 2023	$38.21	0.28	19.64	19.92	—	(0.26)	(0.26)
Year Ended December 31, 2022	$73.87	(0.34)	(23.34)	(23.68)	—	(11.98)	(11.98)
Year Ended December 31, 2021	$70.73	(0.81)	15.53	14.72	—	(11.58)	(11.58)
Year Ended December 31, 2020	$51.68	(0.59)	24.00	23.41	—	(4.36)	(4.36)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Mid-Cap Value
For the Six Months Ended June 30, 2025 (unaudited)	$43.61	(0.93)%	1.77%	1.68%	0.62%	$9,920	63%
Year Ended December 31, 2024	$44.02	9.85%	1.80%	1.68%	0.33%	$10,451	144%
Year Ended December 31, 2023	$42.06	13.45%	1.81%	1.68%	0.19%	$12,286	130%
Year Ended December 31, 2022	$39.51	(8.45)%	1.74%	1.68%	0.25%	$13,192	175%
Year Ended December 31, 2021	$50.46	28.53%	1.70%	1.68%	0.08%	$18,681	172%
Year Ended December 31, 2020	$39.36	2.30%	1.80%	1.68%	0.60%	$12,472	163%
ProFund VP Nasdaq-100
For the Six Months Ended June 30, 2025 (unaudited)	$67.54	7.24%	1.71%	1.68%	(0.20)%	$159,956	1%
Year Ended December 31, 2024	$62.98	23.43%	1.74%	1.68%	0.40%	$179,029	8%
Year Ended December 31, 2023	$57.87	52.17%	1.76%	1.68%	0.57%	$147,448	22%
Year Ended December 31, 2022	$38.21	(33.91)%	1.74%	1.68%	(0.67)%	$76,535	9%
Year Ended December 31, 2021	$73.87	24.80%	1.68%	1.68%	(1.15)%	$177,581	13%
Year Ended December 31, 2020	$70.73	45.57%	1.73%	1.68%	(0.99)%	$155,209	10%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

226 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Pharmaceuticals
For the Six Months Ended June 30, 2025 (unaudited)	$31.67	(0.04)	(1.88)	(1.92)	—	—	—
Year Ended December 31, 2024	$34.39	0.06	0.84	0.90	—	(3.62)	(3.62)
Year Ended December 31, 2023	$37.31	0.03	(2.07)	(2.04)	(0.19)	(0.69)	(0.88)
Year Ended December 31, 2022	$42.16	0.16	(2.71)	(2.55)	(0.03)	(2.27)	(2.30)
Year Ended December 31, 2021	$38.54	0.07	4.18	4.25	(0.11)	(0.52)	(0.63)
Year Ended December 31, 2020	$34.29	— (g)	4.29	4.29	(0.04)	—	(0.04)
ProFund VP Precious Metals
For the Six Months Ended June 30, 2025 (unaudited)	$26.16	0.42	13.31	13.73	—	—	—
Year Ended December 31, 2024	$25.40	0.93	0.74	1.67	(0.91)	—	(0.91)
Year Ended December 31, 2023	$25.03	0.82	(0.45)	0.37	—	—	—
Year Ended December 31, 2022	$28.13	(0.09)	(3.01)	(3.10)	—	—	—
Year Ended December 31, 2021	$30.89	(0.49)	(2.27)	(2.76)	—	—	—
Year Ended December 31, 2020	$24.94	(0.42)	6.44	6.02	(0.07)	—	(0.07)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Pharmaceuticals
For the Six Months Ended June 30, 2025 (unaudited)	$29.75	(6.06)%		1.71%	1.68%	(0.26)%	$7,688	35%
Year Ended December 31, 2024	$31.67	3.41	%(f)	1.74%	1.68%	0.19%	$9,374	107%
Year Ended December 31, 2023	$34.39	(5.49)%		1.77%	1.68%	0.09%	$10,139	128%
Year Ended December 31, 2022	$37.31	(6.13)%		1.70%	1.68%	0.41%	$13,527	64%
Year Ended December 31, 2021	$42.16	11.20%		1.68%	1.68%	0.18%	$16,790	60%
Year Ended December 31, 2020	$38.54	12.51%		1.73%	1.68%	0.01%	$16,271	91%
ProFund VP Precious Metals
For the Six Months Ended June 30, 2025 (unaudited)	$39.89	52.48%		1.69%	1.68%	2.45%	$34,894	—
Year Ended December 31, 2024	$26.16	6.58%		1.73%	1.68%	3.41%	$23,275	—
Year Ended December 31, 2023	$25.40	1.48%		1.76%	1.68%	3.25%	$24,691	—
Year Ended December 31, 2022	$25.03	(11.02)%		1.71%	1.68%	(0.33)%	$27,228	—
Year Ended December 31, 2021	$28.13	(8.94)%		1.68%	1.68%	(1.68)%	$30,204	—
Year Ended December 31, 2020	$30.89	24.10%		1.74%	1.68%	(1.43)%	$38,371	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  During the year ended December 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.15%.

(g)  Amount is less than $0.005.

See accompanying notes to financial statements.

Financial Highlights :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions
ProFund VP Real Estate
For the Six Months Ended June 30, 2025 (unaudited)	$46.79	0.44	0.79	1.23	(0.37)	—	—	(0.37)
Year Ended December 31, 2024	$47.41	0.56	0.97	1.53	(0.67)	(1.48)	—	(2.15)
Year Ended December 31, 2023	$54.22	0.68	4.03	4.71	(0.57)	(10.95)	—	(11.52)
Year Ended December 31, 2022	$79.69	0.32	(21.06)	(20.74)	(0.48)	(4.25)	—	(4.73)
Year Ended December 31, 2021	$58.15	0.19	21.37	21.56	(0.02)	—	—	(0.02)
Year Ended December 31, 2020	$65.05	0.42	(4.66)	(4.24)	(0.78)	(1.71)	(0.17)	(2.66)
ProFund VP Rising Rates Opportunity
For the Six Months Ended June 30, 2025 (unaudited)	$28.97	0.38	(0.41)	(0.03)	—	—	—	—
Year Ended December 31, 2024	$44.70	1.11	6.10	7.21	(1.45)	(21.49)	—	(22.94)
Year Ended December 31, 2023	$43.99	1.44	(0.67)	0.77	(0.06)	—	—	(0.06)
Year Ended December 31, 2022	$27.76	0.04	16.19	16.23	—	—	—	—
Year Ended December 31, 2021	$27.78	(0.50)	0.48	(0.02)	—	—	—	—
Year Ended December 31, 2020	$38.21	(0.37)	(9.84)	(10.21)	(0.22)	—	—	(0.22)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Real Estate
For the Six Months Ended June 30, 2025 (unaudited)	$47.65	2.62%	1.78%	1.68%	1.86%	$4,934	108%
Year Ended December 31, 2024	$46.79	3.55%	1.77%	1.68%	1.19%	$7,319	82%
Year Ended December 31, 2023	$47.41	9.73%	1.80%	1.68%	1.38%	$6,487	114%
Year Ended December 31, 2022	$54.22	(26.56)%	1.74%	1.68%	0.49%	$5,596	85%
Year Ended December 31, 2021	$79.69	37.07%	1.69%	1.68%	0.27%	$13,927	147%
Year Ended December 31, 2020	$58.15	(6.29)%	1.76%	1.68%	0.72%	$9,729	150%
ProFund VP Rising Rates Opportunity
For the Six Months Ended June 30, 2025 (unaudited)	$28.94	(0.10)%	1.60%	1.59%	2.64%	$7,108	—
Year Ended December 31, 2024	$28.97	19.00%	4.44%	1.66%	3.42%	$8,782	—
Year Ended December 31, 2023	$44.70	1.75%	1.68%	1.67%	3.21%	$8,220	—
Year Ended December 31, 2022	$43.99	58.47%	1.66%	1.66%	0.10%	$16,990	—
Year Ended December 31, 2021	$27.76	(0.07)%	1.64%	1.64%	(1.64)%	$5,890	—
Year Ended December 31, 2020	$27.78	(26.70)%	1.73%	1.68%	(1.30)%	$4,441	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

228 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Semiconductor
For the Six Months Ended June 30, 2025 (unaudited)	$50.71	(0.25)	8.20 (f)	7.95	—	—	—
Year Ended December 31, 2024(g)	$31.60	(0.45)	22.77	22.32	—	(3.21)	(3.21)
Year Ended December 31, 2023(g)	$16.46	(0.14)	15.52	15.38	—	(0.24)	(0.24)
Year Ended December 31, 2022(g)	$27.88	(0.07)	(10.22)	(10.29)	—	(1.13)	(1.13)
Year Ended December 31, 2021(g)	$20.63	(0.13)	9.24	9.11	—	(1.86)	(1.86)
Year Ended December 31, 2020(g)	$15.15	(0.02)	6.68	6.66	(0.06)	(1.12)	(1.18)
ProFund VP Short Dow 30
For the Six Months Ended June 30, 2025 (unaudited)	$19.48	0.21	(0.81)	(0.60)	—	—	—
Year Ended December 31, 2024	$21.58	0.60	(2.02)	(1.42)	(0.68)	—	(0.68)
Year Ended December 31, 2023	$23.45	0.68	(2.55)	(1.87)	—	—	—
Year Ended December 31, 2022	$22.35	(0.04)	1.14	1.10	—	—	—
Year Ended December 31, 2021	$27.63	(0.41)	(4.87)	(5.28)	—	—	—
Year Ended December 31, 2020	$35.04	(0.56)	(6.78)	(7.34)	(0.07)	—	(0.07)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(b)(d)	Net Expenses(b)(d)		Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Semiconductor
For the Six Months Ended June 30, 2025 (unaudited)	$58.66	15.68%		1.69%	1.67%		(1.03)%	$58,442	214%
Year Ended December 31, 2024(g)	$50.71	70.73%		1.70%	1.68%		(1.00)%	$96,950	323%
Year Ended December 31, 2023(g)	$31.60	93.66%		1.70%	1.68%		0.55%	$58,222	176%
Year Ended December 31, 2022(g)	$16.46	(37.50)%		1.70%	1.69	%(h)	(0.36)%	$7,904	276%
Year Ended December 31, 2021(g)	$27.88	48.49%		1.64%	1.64%		(0.55)%	$21,310	230%
Year Ended December 31, 2020(g)	$20.63	44.85%		1.72%	1.70	%(h)	(0.09)%	$13,106	348%
ProFund VP Short Dow 30
For the Six Months Ended June 30, 2025 (unaudited)	$18.88	(3.08)%		1.55%	1.55%		2.16%	$7	—
Year Ended December 31, 2024	$19.48	(6.75)%		1.76%	1.68%		2.93%	$6	—
Year Ended December 31, 2023	$21.58	(8.01)%		1.69%	1.68%		2.91%	$6	—
Year Ended December 31, 2022	$23.45	4.92%		1.74%	1.68%		(0.17)%	$7	—
Year Ended December 31, 2021	$22.35	(19.12	)%(i)	1.68%	1.68%		(1.68)%	$7	—
Year Ended December 31, 2020	$27.63	(20.89)%		1.75%	1.68%		(1.63)%	$16	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred October 14, 2024.

(h)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

(i)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.60%.
See accompanying notes to financial statements.

Financial Highlights :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Short Emerging Markets
For the Six Months Ended June 30, 2025 (unaudited)	$21.10	0.26	(3.45)	(3.19)	—	—	—
Year Ended December 31, 2024	$23.49	0.75	(1.85)	(1.10)	(1.29)	—	(1.29)
Year Ended December 31, 2023	$26.73	0.83	(3.97)	(3.14)	(0.05)	(0.05)	(0.10)
Year Ended December 31, 2022	$25.52	0.04	1.64	1.68	—	(0.47)	(0.47)
Year Ended December 31, 2021	$23.20	(0.39)	2.71	2.32	—	—	—
Year Ended December 31, 2020	$34.35	(0.51)	(10.35)	(10.86)	(0.29)	—	(0.29)
ProFund VP Short International
For the Six Months Ended June 30, 2025 (unaudited)	$24.78	0.29	(4.19)	(3.90)	—	—	—
Year Ended December 31, 2024	$24.88	0.82	— (g)	0.82	(0.92)	—	(0.92)
Year Ended December 31, 2023	$28.27	0.86	(3.77)	(2.91)	(0.48)	—	(0.48)
Year Ended December 31, 2022	$25.14	0.21	2.92	3.13	—	—	—
Year Ended December 31, 2021	$29.03	(0.43)	(3.46)	(3.89)	—	—	—
Year Ended December 31, 2020	$35.17	(0.53)	(5.40)	(5.93)	(0.21)	—	(0.21)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)		Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Short Emerging Markets
For the Six Months Ended June 30, 2025 (unaudited)	$17.91	(15.12)%	1.70%	1.68%		2.66%	$295	—
Year Ended December 31, 2024	$21.10	(4.65)%	1.72%	1.68%		3.42%	$448	—
Year Ended December 31, 2023	$23.49	(11.78)%	1.75%	1.68%		3.32%	$513	—
Year Ended December 31, 2022	$26.73	6.69%	1.70%	1.67%		0.14%	$862	—
Year Ended December 31, 2021	$25.52	9.96%	1.68%	1.68%		(1.68)%	$711	—
Year Ended December 31, 2020	$23.20	(31.76)%	1.72%	1.69	%(f)	(1.43)%	$366	—
ProFund VP Short International
For the Six Months Ended June 30, 2025 (unaudited)	$20.88	(15.74)%	1.64%	1.64%		2.65%	$2,077	—
Year Ended December 31, 2024	$24.78	3.50%	1.69%	1.68%		3.41%	$511	—
Year Ended December 31, 2023	$24.88	(10.29)%	1.72%	1.68%		3.27%	$517	—
Year Ended December 31, 2022	$28.27	12.45%	1.68%	1.67%		0.71%	$3,016	—
Year Ended December 31, 2021	$25.14	(13.40)%	1.63%	1.63%		(1.63)%	$537	—
Year Ended December 31, 2020	$29.03	(16.94)%	1.70%	1.68%		(1.43)%	$685	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

(g)  Amount is less than $0.005.

See accompanying notes to financial statements.

230 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Short Mid-Cap
For the Six Months Ended June 30, 2025 (unaudited)	$6.26	0.08	(0.08)	—	—	—	—
Year Ended December 31, 2024	$7.45	0.22	(0.68)	(0.46)	(0.73)	—	(0.73)
Year Ended December 31, 2023	$8.29	0.26	(1.03)	(0.77)	(0.07)	—	(0.07)
Year Ended December 31, 2022	$7.60	0.03	0.66	0.69	—	—	—
Year Ended December 31, 2021	$20.13	(0.18)	(4.08)	(4.26)	—	(8.27)	(8.27)
Year Ended December 31, 2020	$27.75	(0.44)	(6.91)	(7.35)	(0.27)	—	(0.27)
ProFund VP Short Nasdaq-100
For the Six Months Ended June 30, 2025 (unaudited)	$9.55	0.12	(0.90)	(0.78)	—	—	—
Year Ended December 31, 2024	$12.30	0.38	(2.34)	(1.96)	(0.79)	—	(0.79)
Year Ended December 31, 2023	$18.22	0.47	(6.36)	(5.89)	—	(0.03)	(0.03)
Year Ended December 31, 2022	$13.49	(0.01)	4.74	4.73	—	—	—
Year Ended December 31, 2021	$18.22	(0.27)	(4.26)	(4.53)	—	(0.20)	(0.20)
Year Ended December 31, 2020	$31.90	(0.32)	(13.32)	(13.64)	(0.04)	—	(0.04)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(b)(d)	Net Expenses(b)(d)		Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Short Mid-Cap
For the Six Months Ended June 30, 2025 (unaudited)	$6.26	—	(f)	1.71%	1.68%		2.57%	$57	—
Year Ended December 31, 2024	$6.26	(6.55)%		1.79%	1.68%		3.33%	$61	—
Year Ended December 31, 2023	$7.45	(9.35)%		1.80%	1.68%		3.27%	$69	—
Year Ended December 31, 2022	$8.29	9.08%		1.71%	1.68%		0.41%	$96	—
Year Ended December 31, 2021	$7.60	(23.87	)%(g)	1.69%	1.68%		(1.68)%	$45	—
Year Ended December 31, 2020	$20.13	(26.65)%		1.76%	1.69	%(h)	(1.49)%	$68	—
ProFund VP Short Nasdaq-100
For the Six Months Ended June 30, 2025 (unaudited)	$8.77	(8.17)%		1.73%	1.69	%(h)	2.51%	$2,123	—
Year Ended December 31, 2024	$9.55	(16.21)%		1.75%	1.68%		3.45%	$1,928	—
Year Ended December 31, 2023	$12.30	(32.40)%		1.78%	1.68%		3.24%	$4,369	—
Year Ended December 31, 2022	$18.22	35.06%		1.73%	1.68%		(0.04)%	$7,484	—
Year Ended December 31, 2021	$13.49	(25.13)%		1.68%	1.68%		(1.68)%	$1,823	—
Year Ended December 31, 2020	$18.22	(42.77)%		1.75%	1.68%		(1.33)%	$5,120	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  Amount is less than 0.005%.

(g)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.16%.

(h)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

See accompanying notes to financial statements.

Financial Highlights :: 231

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Short Small-Cap
For the Six Months Ended June 30, 2025 (unaudited)	$19.60	0.27	0.06 (f)	0.33	—	—	—
Year Ended December 31, 2024	$22.10	0.71	(2.06)	(1.35)	(1.15)	—	(1.15)
Year Ended December 31, 2023	$26.34	0.83	(3.67)	(2.84)	(0.07)	(1.33)	(1.40)
Year Ended December 31, 2022	$22.35	0.08	3.91	3.99	—	—	—
Year Ended December 31, 2021	$27.61	(0.39)	(4.87)	(5.26)	—	—	—
Year Ended December 31, 2020(g)	$40.78	(0.56)	(12.42)	(12.98)	(0.19)	—	(0.19)
ProFund VP Small-Cap
For the Six Months Ended June 30, 2025 (unaudited)	$37.02	0.07	(1.05)	(0.98)	—	—	—
Year Ended December 31, 2024	$34.30	0.24	2.96	3.20	(0.48)	—	(0.48)
Year Ended December 31, 2023	$29.85	0.26	4.19	4.45	—	—	—
Year Ended December 31, 2022	$43.20	(0.07)	(9.16)	(9.23)	—	(4.12)	(4.12)
Year Ended December 31, 2021	$39.82	(0.50)	5.55	5.05	—	(1.67)	(1.67)
Year Ended December 31, 2020	$35.40	(0.28)	6.01	5.73	(0.02)	(1.29)	(1.31)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Short Small-Cap
For the Six Months Ended June 30, 2025 (unaudited)	$19.93	1.68%	1.73%	1.68%	2.59%	$840	—
Year Ended December 31, 2024	$19.60	(6.51)%	1.81%	1.68%	3.38%	$2,274	—
Year Ended December 31, 2023	$22.10	(10.88)%	1.81%	1.68%	3.32%	$2,194	—
Year Ended December 31, 2022	$26.34	17.81%	1.79%	1.68%	0.32%	$3,045	—
Year Ended December 31, 2021	$22.35	(19.05)%	1.69%	1.68%	(1.68)%	$996	—
Year Ended December 31, 2020(g)	$27.61	(31.96)%	1.83%	1.68%	(1.36)%	$1,084	—
ProFund VP Small-Cap
For the Six Months Ended June 30, 2025 (unaudited)	$36.04	(2.65)%	1.88%	1.68%	0.39%	$7,078	9%
Year Ended December 31, 2024	$37.02	9.46%	1.85%	1.68%	0.67%	$10,689	13%
Year Ended December 31, 2023	$34.30	14.91%	1.87%	1.68%	0.84%	$15,158	15%
Year Ended December 31, 2022	$29.85	(21.85)%	1.80%	1.68%	(0.19)%	$10,221	12%
Year Ended December 31, 2021	$43.20	12.88%	1.70%	1.68%	(1.13)%	$14,587	24%
Year Ended December 31, 2020	$39.82	17.06%	1.82%	1.68%	(0.85)%	$18,385	26%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

232 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Small-Cap Growth
For the Six Months Ended June 30, 2025 (unaudited)	$30.80	(0.06)	(0.57)	(0.63)	—	—	—
Year Ended December 31, 2024	$30.01	(0.15)	2.40	2.25	—	(1.46)	(1.46)
Year Ended December 31, 2023	$26.82	(0.07)	4.10	4.03	—	(0.84)	(0.84)
Year Ended December 31, 2022	$40.99	(0.16)	(8.79)	(8.95)	—	(5.22)	(5.22)
Year Ended December 31, 2021	$36.56	(0.33)	7.53	7.20	—	(2.77)	(2.77)
Year Ended December 31, 2020	$35.85	(0.22)	5.52	5.30	—	(4.59)	(4.59)
ProFund VP Small-Cap Value
For the Six Months Ended June 30, 2025 (unaudited)	$45.01	0.12	(3.87)	(3.75)	—	—	—
Year Ended December 31, 2024	$42.96	0.12	2.35	2.47	(0.16)	(0.26)	(0.42)
Year Ended December 31, 2023	$39.83	0.11	4.96	5.07	(0.01)	(1.93)	(1.94)
Year Ended December 31, 2022	$54.49	0.02	(6.33)	(6.31)	—	(8.35)	(8.35)
Year Ended December 31, 2021	$42.42	(0.01)	12.12	12.11	(0.04)	—	(0.04)
Year Ended December 31, 2020	$48.67	0.09	(0.82)	(0.73)	(0.01)	(5.51)	(5.52)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(b)(d)	Net Expenses(b)(d)		Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Small-Cap Growth
For the Six Months Ended June 30, 2025 (unaudited)	$30.17	(2.05)%		1.71%	1.68%		(0.41)%	$15,801	18%
Year Ended December 31, 2024	$30.80	7.80%		1.74%	1.68%		(0.48)%	$16,338	116%
Year Ended December 31, 2023	$30.01	15.19	%(f)	1.77%	1.68%		(0.25)%	$16,198	95%
Year Ended December 31, 2022	$26.82	(22.41)%		1.71%	1.68%		(0.52)%	$13,844	73%
Year Ended December 31, 2021	$40.99	20.64%		1.68%	1.68%		(0.82)%	$25,215	112%
Year Ended December 31, 2020	$36.56	17.39%		1.74%	1.68%		(0.69)%	$22,530	148%
ProFund VP Small-Cap Value
For the Six Months Ended June 30, 2025 (unaudited)	$41.26	(8.33)%		1.71%	1.69	%(g)	0.60%	$13,926	28%
Year Ended December 31, 2024	$45.01	5.87%		1.75%	1.68%		0.29%	$18,611	130%
Year Ended December 31, 2023	$42.96	12.94%		1.78%	1.68%		0.28%	$19,447	98%
Year Ended December 31, 2022	$39.83	(12.41)%		1.71%	1.68%		0.04%	$18,404	102%
Year Ended December 31, 2021	$54.49	28.56%		1.69%	1.68%		(0.01)%	$27,120	147%
Year Ended December 31, 2020	$42.42	1.06%		1.78%	1.68%		0.23%	$21,789	192%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  During the year ended December 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.11%.

(g)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

See accompanying notes to financial statements.

Financial Highlights :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Technology
For the Six Months Ended June 30, 2025 (unaudited)	$77.13	(0.29)	6.72 (f)	6.43	—	—	—
Year Ended December 31, 2024	$69.18	(0.61)	14.18	13.57	—	(5.62)	(5.62)
Year Ended December 31, 2023	$48.61	(0.40)	28.03	27.63	—	(7.06)	(7.06)
Year Ended December 31, 2022	$92.90	(0.57)	(30.90)	(31.47)	—	(12.82)	(12.82)
Year Ended December 31, 2021	$75.35	(0.76)	24.96	24.20	—	(6.65)	(6.65)
Year Ended December 31, 2020	$56.87	(0.43)	25.75	25.32	—	(6.84)	(6.84)
ProFund VP UltraBull
For the Six Months Ended June 30, 2025 (unaudited)	$42.35	0.10	2.06	2.16	—	—	—
Year Ended December 31, 2024	$30.02	0.26	12.32	12.58	(0.25)	—	(0.25)
Year Ended December 31, 2023	$20.67	0.20	9.15	9.35	—	—	—
Year Ended December 31, 2022	$46.43	(0.06)	(17.03)	(17.09)	—	(8.67)	(8.67)
Year Ended December 31, 2021	$29.36	(0.28)	17.35	17.07	—	—	—
Year Ended December 31, 2020(h)	$64.84	(0.07)	8.84	8.77	(0.49)	(43.76)	(44.25)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)		Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Technology
For the Six Months Ended June 30, 2025 (unaudited)	$83.56	8.34%	1.62%	1.61%		(0.78)%	$55,378	128%
Year Ended December 31, 2024	$77.13	19.80%	1.65%	1.65%		(0.82)%	$59,606	41%
Year Ended December 31, 2023	$69.18	57.95%	1.67%	1.66%		(0.65)%	$57,109	33%
Year Ended December 31, 2022	$48.61	(35.72)%	1.63%	1.63%		(0.90)%	$27,032	179%
Year Ended December 31, 2021	$92.90	34.96%	1.58%	1.58%		(0.92)%	$54,587	163%
Year Ended December 31, 2020	$75.35	44.80%	1.65%	1.65%		(0.66)%	$45,261	187%
ProFund VP UltraBull
For the Six Months Ended June 30, 2025 (unaudited)	$44.51	5.10%	1.69%	1.68%		0.48%	$19,171	44%
Year Ended December 31, 2024	$42.35	42.02%	1.72%	1.68%		0.68%	$33,441	79%
Year Ended December 31, 2023	$30.02	45.23%	1.74%	1.70	%(g)	0.80%	$18,660	44%
Year Ended December 31, 2022	$20.67	(39.12)%	1.72%	1.72	%(g)	(0.21)%	$10,253	31%
Year Ended December 31, 2021	$46.43	58.14%	1.67%	1.67%		(0.76)%	$19,780	443%
Year Ended December 31, 2020(h)	$29.36	19.83%	1.69%	1.69	%(g)	(0.16)%	$17,072	1,415%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

(h)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

234 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP UltraMid-Cap
For the Six Months Ended June 30, 2025 (unaudited)	$40.75	0.13	(2.65)	(2.52)	—	—	—
Year Ended December 31, 2024	$35.05	0.35	5.59	5.94	(0.24)	—	(0.24)
Year Ended December 31, 2023	$28.67	0.23	6.15	6.38	—	—	—
Year Ended December 31, 2022	$73.95	(0.10)	(21.97)	(22.07)	—	(23.21)	(23.21)
Year Ended December 31, 2021	$50.42	(0.55)	24.08	23.53	—	—	—
Year Ended December 31, 2020	$61.51	(0.21)	(0.36)	(0.57)	(0.12)	(10.40)	(10.52)
ProFund VP UltraNasdaq-100
For the Six Months Ended June 30, 2025 (unaudited)	$43.63	— (g)	3.70	3.70	—	—	—
Year Ended December 31, 2024	$30.94	0.11	12.69	12.80	(0.11)	—	(0.11)
Year Ended December 31, 2023	$14.36	0.11	16.47	16.58	—	—	—
Year Ended December 31, 2022	$99.32	(0.21)	(51.50)	(51.71)	—	(33.25)	(33.25)
Year Ended December 31, 2021	$92.87	(1.08)	35.05	33.97	—	(27.52)	(27.52)
Year Ended December 31, 2020(h)	$61.10	(0.76)	52.59	51.83	—	(20.06)	(20.06)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)		Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP UltraMid-Cap
For the Six Months Ended June 30, 2025 (unaudited)	$38.23	(6.18)%	1.73%	1.69	%(f)	0.70%	$9,153	22%
Year Ended December 31, 2024	$40.75	17.02%	1.77%	1.68%		0.90%	$10,646	34%
Year Ended December 31, 2023	$35.05	22.21%	1.80%	1.68%		0.75%	$10,791	31%
Year Ended December 31, 2022	$28.67	(32.17)%	1.73%	1.68%		(0.24)%	$8,402	42%
Year Ended December 31, 2021	$73.95	46.67%	1.69%	1.68%		(0.83)%	$17,870	66%
Year Ended December 31, 2020	$50.42	5.22%	1.79%	1.68%		(0.48)%	$12,722	488%
ProFund VP UltraNasdaq-100
For the Six Months Ended June 30, 2025 (unaudited)	$47.33	8.48%	1.72%	1.68%		0.02%	$268,420	21%
Year Ended December 31, 2024	$43.63	41.41%	1.77%	1.68%		0.28%	$244,550	15%
Year Ended December 31, 2023	$30.94	115.46%	1.78%	1.68%		0.46%	$186,933	39%
Year Ended December 31, 2022	$14.36	(60.93)%	1.77%	1.68%		(0.69)%	$84,528	25%
Year Ended December 31, 2021	$99.32	52.51%	1.69%	1.68%		(1.20)%	$268,234	20%
Year Ended December 31, 2020(h)	$92.87	86.30%	1.74%	1.68%		(1.05)%	$206,580	55%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

(g)  Amount is less than $0.005.

(h)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

Financial Highlights :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP UltraShort Dow 30
For the Six Months Ended June 30, 2025 (unaudited)	$2.57	— (f)	(0.26)	(0.26)	—	—	—
Year Ended December 31, 2024	$3.22	0.05	(0.59)	(0.54)	(0.11)	—	(0.11)
Year Ended December 31, 2023	$3.97	0.10	(0.84)	(0.74)	(0.01)	—	(0.01)
Year Ended December 31, 2022	$3.72	0.01	0.24	0.25	—	—	—
Year Ended December 31, 2021	$73.45	(0.09)	(19.00)	(19.09)	—	(50.64)	(50.64)
Year Ended December 31, 2020(i)	$147.61	(1.40)	(64.52)	(65.92)	(8.24)	—	(8.24)
ProFund VP UltraShort Nasdaq-100
For the Six Months Ended June 30, 2025 (unaudited)	$22.37	0.33	(4.45)	(4.12)	—	—	—
Year Ended December 31, 2024	$35.39	0.98	(12.81)	(11.83)	(1.19)	—	(1.19)
Year Ended December 31, 2023(j)	$83.33	1.90	(49.84)	(47.94)	—	—	—
Year Ended December 31, 2022(j)	$53.33	(0.10)	30.10	30.00	—	—	—
Year Ended December 31, 2021(j)	$107.14	(1.25)	(38.86)	(40.11)	—	(13.70)	(13.70)
Year Ended December 31, 2020(j)(k)	$380.35	(2.95)	(268.61)	(271.56)	(1.65)	—	(1.65)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP UltraShort Dow 30
For the Six Months Ended June 30, 2025 (unaudited)	$2.31	(10.12)%		1.72%	1.68%	— (g)	$2	—
Year Ended December 31, 2024	$2.57	(17.34)%		1.89%	1.58%	1.79%	$3	—
Year Ended December 31, 2023	$3.22	(18.76)%		1.54%	1.51%	2.72%	$3	—
Year Ended December 31, 2022	$3.97	6.72%		1.37%	1.35%	0.13%	$4	—
Year Ended December 31, 2021	$3.72	(35.11	)%(h)	1.41%	1.41%	(1.41)%	$4	—
Year Ended December 31, 2020(i)	$73.45	(45.44)%		1.46%	1.46%	(1.28)%	$6	—
ProFund VP UltraShort Nasdaq-100
For the Six Months Ended June 30, 2025 (unaudited)	$18.25	(18.42)%		1.69%	1.65%	2.75%	$239	—
Year Ended December 31, 2024	$22.37	(33.81)%		1.69%	1.68%	3.61%	$372	—
Year Ended December 31, 2023(j)	$35.39	(57.49)%		1.82%	1.68%	3.40%	$614	—
Year Ended December 31, 2022(j)	$83.33	56.04%		1.75%	1.68%	(0.10)%	$4,664	—
Year Ended December 31, 2021(j)	$53.33	(42.71)%		1.74%	1.68%	(1.68)%	$449	—
Year Ended December 31, 2020(j)(k)	$107.14	(71.46)%		1.78%	1.68%	(1.49)%	$237	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  Amount is less than $0.005.

(g)  Amount is less than 0.005%.

(h)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.40%.

(i)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:5 reverse share split that occurred on December 14, 2020.

(j)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

(k)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

236 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital		Total Distributions
ProFund VP UltraSmall-Cap
For the Six Months Ended June 30, 2025 (unaudited)	$15.16	0.05	(1.54)	(1.49)	—	—	—		—
Year Ended December 31, 2024	$13.81	0.12	1.34	1.46	(0.11)	—	—		(0.11)
Year Ended December 31, 2023	$11.27	0.09	2.45	2.54	—	—	—		—
Year Ended December 31, 2022	$26.25	(0.05)	(10.86)	(10.91)	—	(4.07)	—		(4.07)
Year Ended December 31, 2021	$23.21	(0.33)	5.56	5.23	—	(2.19)	—		(2.19)
Year Ended December 31, 2020	$23.72	(0.15)	2.55	2.40	(0.03)	(2.88)	—		(2.91)
ProFund VP U.S. Government Plus
For the Six Months Ended June 30, 2025 (unaudited)	$10.72	0.16	(0.04)	0.12	(0.16)	—	—		(0.16)
Year Ended December 31, 2024	$12.72	0.39	(2.00)	(1.61)	(0.39)	—	—		(0.39)
Year Ended December 31, 2023	$13.27	0.42	(0.43)	(0.01)	(0.54)	—	—	(g)	(0.54)
Year Ended December 31, 2022	$22.76	0.13	(9.62)	(9.49)	—	—	—		—
Year Ended December 31, 2021	$30.55	(0.12)	(2.80)	(2.92)	—	(4.87)	—		(4.87)
Year Ended December 31, 2020	$27.15	(0.25)	6.06	5.81	(0.02)	(2.39)	—		(2.41)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)		Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP UltraSmall-Cap
For the Six Months Ended June 30, 2025 (unaudited)	$13.67	(9.83)%	1.82%	1.69	%(f)	0.70%	$13,163	25%
Year Ended December 31, 2024	$15.16	10.70%	1.88%	1.68%		0.80%	$15,707	34%
Year Ended December 31, 2023	$13.81	22.54%	1.90%	1.68%		0.72%	$17,000	33%
Year Ended December 31, 2022	$11.27	(43.68)%	1.84%	1.68%		(0.35)%	$12,588	51%
Year Ended December 31, 2021	$26.25	23.30%	1.72%	1.68%		(1.20)%	$28,250	24%
Year Ended December 31, 2020	$23.21	16.39%	1.86%	1.68%		(0.91)%	$21,108	34%
ProFund VP U.S. Government Plus
For the Six Months Ended June 30, 2025 (unaudited)	$10.68	1.14%	1.47%	1.37%		3.08%	$6,129	195%
Year Ended December 31, 2024	$10.72	(12.83)%	1.44%	1.38%		3.36%	$6,053	401%
Year Ended December 31, 2023	$12.72	0.04%	1.48%	1.38%		3.20%	$9,841	394%
Year Ended December 31, 2022	$13.27	(41.70)%	1.43%	1.38%		0.76%	$7,614	395%
Year Ended December 31, 2021	$22.76	(7.08)%	1.39%	1.38%		(0.49)%	$15,215	393%
Year Ended December 31, 2020	$30.55	20.69%	1.48%	1.38%		(0.75)%	$22,395	398%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

(g)  Amount is less than $0.005.

See accompanying notes to financial statements.

Financial Highlights :: 237

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Utilities
For the Six Months Ended June 30, 2025 (unaudited)	$44.65	0.35	3.39	3.74	—	—	—
Year Ended December 31, 2024	$37.43	0.62	7.27	7.89	(0.67)	—	(0.67)
Year Ended December 31, 2023	$41.50	0.58	(4.11)	(3.53)	(0.54)	—	(0.54)
Year Ended December 31, 2022	$42.47	0.41	(0.51)	(0.10)	(0.42)	(0.45)	(0.87)
Year Ended December 31, 2021	$37.37	0.51	5.18	5.69	(0.59)	—	(0.59)
Year Ended December 31, 2020	$50.44	0.57	(2.39)	(1.82)	(0.75)	(10.50)	(11.25)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(b)(d)	Net Expenses(b)(d)	Net Investment Income (Loss)(b)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)(e)
ProFund VP Utilities
For the Six Months Ended June 30, 2025 (unaudited)	$48.39	8.38%	1.72%	1.68%	1.50%	$51,028	485%
Year Ended December 31, 2024	$44.65	21.27%	1.75%	1.68%	1.48%	$33,008	178%
Year Ended December 31, 2023	$37.43	(8.59)%	1.78%	1.68%	1.49%	$26,119	29%
Year Ended December 31, 2022	$41.50	(0.25)%	1.71%	1.68%	0.99%	$39,018	29%
Year Ended December 31, 2021	$42.47	15.41%	1.69%	1.68%	1.31%	$34,775	24%
Year Ended December 31, 2020	$37.37	(2.40)%	1.75%	1.68%	1.31%	$32,543	50%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

This Page Intentionally Left Blank

Notes to Financial Statements

240 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements ("financial statements") relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds VP" and individually, a "ProFund VP"):

Classic ProFunds VP:

ProFund VP Asia 30	ProFund VP Large-Cap Value
ProFund VP Bull	ProFund VP Mid-Cap
ProFund VP Dow 30	ProFund VP Mid-Cap Growth
ProFund VP Emerging Markets	ProFund VP Mid-Cap Value
ProFund VP Europe 30	ProFund VP Nasdaq-100
ProFund VP International	ProFund VP Small-Cap
ProFund VP Japan	ProFund VP Small-Cap Growth
ProFund VP Large-Cap Growth	ProFund VP Small-Cap Value

Ultra ProFunds VP:

ProFund VP UltraBull	ProFund VP UltraNasdaq-100
ProFund VP UltraMid-Cap	ProFund VP UltraSmall-Cap

Inverse ProFunds VP:

ProFund VP Bear	ProFund VP Short Nasdaq-100
ProFund VP Short Dow 30	ProFund VP Short Small-Cap
ProFund VP Short Emerging Markets	ProFund VP UltraShort Dow 30
ProFund VP Short International	ProFund VP UltraShort Nasdaq-100
ProFund VP Short Mid-Cap

Sector ProFunds VP:

ProFund VP Banks	ProFund VP Internet
ProFund VP Biotechnology	ProFund VP Materials
ProFund VP Communication Services	ProFund VP Pharmaceuticals
ProFund VP Consumer Discretionary	ProFund VP Precious Metals
ProFund VP Consumer Staples	ProFund VP Real Estate
ProFund VP Energy	ProFund VP Semiconductor
ProFund VP Financials	ProFund VP Technology
ProFund VP Health Care	ProFund VP Utilities
ProFund VP Industrials

Non-Equity ProFunds VP:

ProFund Access VP High Yield	ProFund VP Rising Rates Opportunity
ProFund VP Falling U.S. Dollar	ProFund VP U.S. Government Plus

Money Market ProFund VP:

ProFund VP Government Money Market

Each ProFund VP's investment objective is disclosed in its prospectus. The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the "non-money market ProFunds VP." Each non-money market ProFund VP, other than ProFund VP Consumer Discretionary, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund VPs' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

Each ProFund VP included herein is deemed to be an individual reporting segment and Officers of the Trust collectively act as the ProFund VP's chief operating decision maker ("CODM"). The CODM monitors the operating results of each ProFund VP as a whole and each ProFund VP's long-term strategic asset allocation is guided by the ProFund VP's investment objective and principal investment strategies as described in its prospectus and executed by ProFund Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund VP's financial statements.

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 241

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds VP within the Trust invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% of the ProFund VP's total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of June 30, 2025, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Credit Agricole, 4.26% dated 6/30/25, due 7/1/25(1)	HSBC Securities (USA), Inc., 4.30% dated 6/30/25, due 7/1/25(2)	Natwest Markets, LLC, 4.24% dated 6/30/25, due 7/1/25(3)	RBC Capital Markets, LLC, 4.15% dated 6/30/25, due 7/1/25(4)	Societe Generale, 4.26% dated 6/30/25, due 7/1/25(5)	UMB Bank, N.A., 4.10% dated 6/30/25, due 7/1/25(6)
ProFund Access VP High Yield	$1,500,000	$4,447,000	$1,232,000	$750,000	$3,000,000	$1,274,000
ProFund VP Banks	11,000	33,000	9,000	5,000	22,000	13,000
ProFund VP Bear	212,000	628,000	173,000	105,000	424,000	187,000
ProFund VP Biotechnology	33,000	99,000	27,000	16,000	67,000	32,000
ProFund VP Bull	954,000	2,831,000	784,000	476,000	1,910,000	817,000
ProFund VP Communication Services	24,000	71,000	19,000	12,000	48,000	22,000
ProFund VP Consumer Discretionary	44,000	130,000	36,000	22,000	88,000	39,000
ProFund VP Consumer Staples	19,000	57,000	15,000	9,000	38,000	19,000
ProFund VP Dow 30	43,000	131,000	35,000	21,000	87,000	47,000
ProFund VP Emerging Markets	39,000	120,000	33,000	19,000	80,000	40,000
ProFund VP Energy	100,000	298,000	82,000	50,000	201,000	87,000

242 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

Fund Name	Credit Agricole, 4.26% dated 6/30/25, due 7/1/25(1)	HSBC Securities (USA), Inc., 4.30% dated 6/30/25, due 7/1/25(2)	Natwest Markets, LLC, 4.24% dated 6/30/25, due 7/1/25(3)	RBC Capital Markets, LLC, 4.15% dated 6/30/25, due 7/1/25(4)	Societe Generale, 4.26% dated 6/30/25, due 7/1/25(5)	UMB Bank, N.A., 4.10% dated 6/30/25, due 7/1/25(6)
ProFund VP Falling U.S. Dollar	$84,000	$252,000	$69,000	$42,000	$170,000	$77,000
ProFund VP Financials	45,000	134,000	37,000	22,000	90,000	40,000
ProFund VP Government Money Market	1,754,000	5,200,000	1,441,000	877,000	3,508,000	1,490,000
ProFund VP Health Care	70,000	208,000	57,000	35,000	140,000	62,000
ProFund VP Industrials	54,000	160,000	44,000	27,000	108,000	47,000
ProFund VP International	1,558,000	4,622,000	1,280,000	778,000	3,118,000	1,330,000
ProFund VP Internet	43,000	129,000	35,000	21,000	87,000	41,000
ProFund VP Japan	1,553,000	4,605,000	1,276,000	776,000	3,107,000	1,319,000
ProFund VP Large-Cap Growth	19,000	58,000	16,000	9,000	39,000	19,000
ProFund VP Large-Cap Value	6,000	17,000	4,000	3,000	12,000	7,000
ProFund VP Materials	31,000	94,000	26,000	15,000	63,000	30,000
ProFund VP Mid-Cap	1,269,000	3,765,000	1,042,000	634,000	2,540,000	1,085,000
ProFund VP Mid-Cap Growth	6,000	18,000	5,000	3,000	12,000	7,000
ProFund VP Mid-Cap Value	6,000	18,000	5,000	3,000	12,000	7,000
ProFund VP Nasdaq-100	5,267,000	15,617,000	4,326,000	2,633,000	10,536,000	4,476,000
ProFund VP Pharmaceuticals	13,000	40,000	11,000	6,000	27,000	14,000
ProFund VP Precious Metals	5,309,000	15,739,000	4,361,000	2,654,000	10,619,000	4,508,000
ProFund VP Real Estate	6,000	20,000	5,000	3,000	13,000	8,000
ProFund VP Rising Rates Opportunity	893,000	2,650,000	734,000	446,000	1,787,000	766,000
ProFund VP Semiconductor	142,000	423,000	117,000	71,000	285,000	125,000
ProFund VP Short Dow 30	—	1,000	—	—	—	5,000
ProFund VP Short Emerging Markets	35,000	106,000	29,000	17,000	71,000	37,000
ProFund VP Short International	255,000	757,000	209,000	126,000	511,000	222,000
ProFund VP Short Mid-Cap	5,000	20,000	4,000	2,000	12,000	13,000
ProFund VP Short Nasdaq-100	254,000	757,000	209,000	126,000	510,000	226,000
ProFund VP Short Small-Cap	99,000	296,000	81,000	49,000	199,000	90,000
ProFund VP Small-Cap	143,000	425,000	116,000	71,000	287,000	130,000
ProFund VP Small-Cap Growth	3,000	11,000	3,000	1,000	7,000	6,000
ProFund VP Small-Cap Value	1,000	5,000	1,000	—	3,000	5,000
ProFund VP Technology	64,000	192,000	53,000	32,000	129,000	58,000
ProFund VP UltraBull	1,279,000	3,795,000	1,050,000	639,000	2,559,000	1,093,000
ProFund VP UltraMid-Cap	371,000	1,104,000	305,000	185,000	744,000	324,000
ProFund VP UltraNasdaq-100	8,972,000	26,601,000	7,370,000	4,485,000	17,946,000	7,617,000
ProFund VP UltraShort Dow 30	—	—	—	—	—	1,000
ProFund VP UltraShort Nasdaq-100	29,000	87,000	23,000	14,000	58,000	31,000
ProFund VP UltraSmall-Cap	479,000	1,425,000	393,000	239,000	961,000	418,000
ProFund VP U.S. Government Plus	402,000	1,197,000	330,000	200,000	807,000	351,000
ProFund VP Utilities	122,000	364,000	100,000	61,000	245,000	108,000
	$33,620,000	$99,757,000	$27,612,000	$16,790,000	$67,287,000	$28,770,000

Each repurchase agreement was fully collateralized by U.S. government securities as of June 30, 2025, as follows:

(1)  U.S. Treasury Notes, 3.75% to 4.125%, due 8/15/2027 to 3/31/2032, which had an aggregate value of $34,358,390.

(2)  U.S. Treasury Bonds, 4.375% to 4.75%, due 8/15/2043 to 11/15/2043, which had an aggregate value of $101,756,631.

(3)  U.S. Treasury Notes, 4.125%, due 11/30/2029, total value $28,169,594.

(4)  U.S. Treasury Notes, 3.75%, due 8/15/2027, total value $17,130,961.

(5)  U.S. Treasury Bonds, 1.875% to 2.00%, due 11/15/2041 to 11/15/2051, which had an aggregate value of $68,635,268.

(6)  U.S. Treasury Notes, 3.75% to 4.25%, due 3/15/2027 to 5/15/2028, which had an aggregate value of $29,345,663.

Investments in Other Investment Companies

Each non money-market ProFund VP may invest in other investment companies, including exchange-traded funds ("ETFs") and unit investment trusts ("UITs"), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the ProFund VP invests in, and thus, is a shareholder of, another investment company, the ProFund VP's shareholders will indirectly bear the ProFund VP's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund VP to the ProFund VP's own investment adviser and the other expenses that the ProFund VP bears directly in connection with the ProFund VP's own operations. Because most ETFs are investment companies, the ProFund VP's investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund VP's investment in the

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 243 shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund VP may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of fund of funds agreements and specifies the responsibilities of the board related to "funds of funds" arrangements.

Depositary Receipts

Each non-money market ProFund VP, may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Each non-money market ProFund VP (other than the Non-Equity ProFunds VP) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds VP may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30, 2025, were utilized to gain exposure or inverse exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended June 30, 2025. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with swap agreements in the ProFund VP Semiconductor and ProFund VP Short Small-Cap was 19% and 86%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2025. The volume associated with futures contracts in the ProFund VP UltraBull and ProFund VP Short Small-Cap was 15% and 14%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2025.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort Nasdaq-100 (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

244 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund VP's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian,

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 245 to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of June 30, 2025, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund VP's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP's illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP's rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP's custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and

246 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

termination events, and various covenants and representations. Certain of the ProFund VP's ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP's Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025.

	Assets			Liabilities
Fund Name	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks	$—	$2,909	$—	$—	$—	$—
ProFund VP Bear	—	—	—	7,749	6,947	—
ProFund VP Biotechnology	—	11,233	—	—	—	—
ProFund VP Bull	69,957	24,653	—	—	—	—
ProFund VP Communication Services	—	13,279	—	—	—	—
ProFund VP Consumer Discretionary	—	1,036	—	—	—	—
ProFund VP Consumer Staples	—	—	—	—	2,043	—
ProFund VP Dow 30	—	2,128	—	—	—	—
ProFund VP Emerging Markets	—	—	—	—	3,018	—
ProFund VP Energy	—	—	—	—	28,181	—
ProFund VP Financials	—	19,541	—	—	—	—
ProFund VP Health Care	—	13,795	—	—	—	—
ProFund VP Industrials	—	10,497	—	—	—	—
ProFund VP International	—	—	—	—	244	—
ProFund VP Internet	—	10,162	—	—	—	—
ProFund VP Japan	622,875	—	—	—	1,207	—
ProFund VP Materials	—	1,978	—	—	—	—
ProFund VP Mid-Cap	15,132	692	—	—	—	—
ProFund VP Nasdaq-100	421,347	188,127	—	—	—	—
ProFund VP Pharmaceuticals	—	—	—	—	3,067	—
ProFund VP Precious Metals	—	—	—	—	791,396	—
ProFund VP Real Estate	—	—	—	—	2,060	—
ProFund VP Semiconductor	—	74,851	—	—	—	—
ProFund VP Short Dow 30	—	—	—	—	41	—

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 247

	Assets			Liabilities
Fund Name	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
ProFund VP Short Emerging Markets	$—	$349	$—	$—	$—	$—
ProFund VP Short International	—	—	—	—	68	—
ProFund VP Short Mid-Cap	—	—	—	—	7	—
ProFund VP Short Nasdaq-100	—	—	—	14,057	10,304	—
ProFund VP Short Small-Cap	—	—	—	1,469	799	—
ProFund VP Small-Cap	2,915	1,011	—	—	—	—
ProFund VP Technology	—	46,184	—	—	—	—
ProFund VP UltraBull	131,623	200,422	—	—	—	—
ProFund VP UltraMid-Cap	9,079	—	—	—	921	—
ProFund VP UltraNasdaq-100	730,335	1,911,364	—	—	—	—
ProFund VP UltraShort Dow 30	—	—	—	—	29	—
ProFund VP UltraShort Nasdaq-100	—	—	—	—	2,941	—
ProFund VP UltraSmall-Cap	5,830	19,208	—	—	—	—
ProFund VP Utilities	—	8,779	—	—	—	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	13,627	—	—	—
Interest Rate Risk Exposure:
ProFund Access VP High Yield	—	110,417	—	—	—	—
ProFund VP Rising Rates Opportunity	—	—	—	—	173,110	—
ProFund VP U.S. Government Plus	—	93,501	—	—	—	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund VP's Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks	$—	$5,116	$—	$—	$3,307	$—
ProFund VP Bear	8,334	(255,550)	—	(18,972)	(23,833)	—
ProFund VP Biotechnology	—	(117,101)	—	—	16,774	—
ProFund VP Bull	(66,841)	222,189	—	159,757	125,801	—
ProFund VP Communication Services	—	14,438	—	—	18,806	—
ProFund VP Consumer Discretionary	—	(42,198)	—	—	5,293	—
ProFund VP Consumer Staples	—	7,612	—	—	(1,670)	—
ProFund VP Dow 30	—	1,004	—	—	6,332	—
ProFund VP Emerging Markets	—	119,522	—	—	9,256	—
ProFund VP Energy	—	(24,915)	—	—	(33,643)	—
ProFund VP Financials	—	37,863	—	—	18,510	—
ProFund VP Health Care	—	(31,868)	—	—	17,643	—
ProFund VP Industrials	—	5,742	—	—	13,508	—
ProFund VP International	—	1,607,105	—	—	81,943	—
ProFund VP Internet	—	2,032	—	—	16,119	—
ProFund VP Japan	(284,783)	3,386	—	628,075	1,507	—
ProFund VP Materials	—	(7,315)	—	—	4,238	—
ProFund VP Mid-Cap	(152,515)	(334,891)	—	117,366	50,443	—
ProFund VP Nasdaq-100	(538,771)	38,321	—	1,173,552	631,370	—
ProFund VP Pharmaceuticals	—	(33,145)	—	—	(1,135)	—
ProFund VP Precious Metals	—	12,818,564	—	—	(424,974)	—

248 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
ProFund VP Real Estate	$—	$(448)	$—	$—	$(3,042)	$—
ProFund VP Semiconductor	—	2,292,056	—	—	132,243	—
ProFund VP Short Dow 30	—	(233)	—	—	(104)	—
ProFund VP Short Emerging Markets	—	(22,082)	—	—	(5,795)	—
ProFund VP Short International	—	(231,105)	—	—	(4,209)	—
ProFund VP Short Mid-Cap	—	(12,720)	—	—	(347)	—
ProFund VP Short Nasdaq-100	6,190	(277,529)	—	(30,784)	(44,576)	—
ProFund VP Short Small-Cap	(3,345)	(23,785)	—	(10,272)	(14,481)	—
ProFund VP Small-Cap	(55,483)	(53,130)	—	38,125	24,618	—
ProFund VP Technology	—	(76,242)	—	—	69,070	—
ProFund VP UltraBull	(55,375)	616,273	—	266,323	803,858	—
ProFund VP UltraMid-Cap	(133,510)	(648,048)	—	90,866	66,325	—
ProFund VP UltraNasdaq-100	(1,609,683)	3,111,240	—	2,162,712	8,224,196	—
ProFund VP UltraShort Dow 30	—	(184)	—	—	(84)	—
ProFund VP UltraShort Nasdaq-100	—	(898,327)	—	—	(19,888)	—
ProFund VP UltraSmall-Cap	(300,712)	(1,044,495)	—	173,078	138,895	—
ProFund VP Utilities	—	31,216	—	—	13,949	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	42,198	—	—	21,932
Interest Rate Risk Exposure:
ProFund Access VP High Yield	—	127,304	—	—	73,209	—
ProFund VP Rising Rates Opportunity	—	297,485	—	—	(449,829)	—
ProFund VP U.S. Government Plus	—	(369,094)	—	—	233,033	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts as of June 30, 2025. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
Fund Name	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund Access VP High Yield
Swap Agreements — Goldman Sachs International	$59,818	$—	$—	$59,818
Swap Agreements — UBS AG	50,599	—	—	50,599
ProFund VP Banks
Swap Agreements — Goldman Sachs International	2,909	—	—	2,909
ProFund VP Bear
Swap Agreements — Goldman Sachs International	(6,494)	6,494	—	—
Swap Agreements — UBS AG	(453)	453	—	—
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	11,233	—	—	11,233
ProFund VP Bull
Swap Agreements — Goldman Sachs International	7,686	—	—	7,686
Swap Agreements — UBS AG	16,967	—	—	16,967
ProFund VP Communication Services
Swap Agreements — Goldman Sachs International	13,279	—	—	13,279
ProFund VP Consumer Discretionary
Swap Agreements — Goldman Sachs International	1,036	—	—	1,036

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 249

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
Fund Name	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Consumer Staples
Swap Agreements — Goldman Sachs International	$(2,043)	$—	$2,043	$—
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	1,709	—	—	1,709
Swap Agreements — UBS AG	419	—	—	419
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	(1,513)	1,513	—	—
Swap Agreements — UBS AG	(1,505)	1,505	—	—
ProFund VP Energy
Swap Agreements — Goldman Sachs International	(28,181)	—	28,181	—
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Appreciation	7,387
Depreciation	—
Net Depreciation	7,387	—	—	7,387
Forward Currency Contracts — UBS AG
Appreciation	6,240
Depreciation	—
Net Depreciation	6,240	—	—	6,240
ProFund VP Financials
Swap Agreements — Goldman Sachs International	19,541	—	—	19,541
ProFund VP Health Care
Swap Agreements — Goldman Sachs International	13,795	—	—	13,795
ProFund VP Industrials
Swap Agreements — Goldman Sachs International	10,497	—	—	10,497
ProFund VP International
Swap Agreements — Goldman Sachs International	(91)	91	—	—
Swap Agreements — UBS AG	(153)	153	—	—
ProFund VP Internet
Swap Agreements — Goldman Sachs International	10,162	—	—	10,162
ProFund VP Japan
Swap Agreements — Goldman Sachs International	(1,207)	—	1,207	—
ProFund VP Materials
Swap Agreements — Goldman Sachs International	1,978	—	—	1,978
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	282	—	—	282
Swap Agreements — UBS AG	410	—	—	410
ProFund VP Nasdaq-100
Swap Agreements — Goldman Sachs International	147,808	—	—	147,808
Swap Agreements — UBS AG	40,319	—	—	40,319
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	(3,067)	—	3,067	—
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	(389,257)	389,257	—	—
Swap Agreements — UBS AG	(402,139)	402,139	—	—
ProFund VP Real Estate
Swap Agreements — Goldman Sachs International	(2,060)	—	2,060	—
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	(81,123)	81,123	—	—
Swap Agreements — Societe Generale	(91,987)	—	90	(91,897)
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	74,851	—	—	74,851
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	(11)	—	11	—
Swap Agreements — UBS AG	(30)	30	—	—
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	165	—	—	165
Swap Agreements — UBS AG	184	—	—	184

250 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
Fund Name	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Short International
Swap Agreements — Goldman Sachs International	$(49)	$49	$—	$—
Swap Agreements — UBS AG	(19)	19	—	—
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	(4)	4	—	—
Swap Agreements — UBS AG	(3)	3	—	—
ProFund VP Short Nasdaq-100
Swap Agreements — Goldman Sachs International	(4,561)	4,561	—	—
Swap Agreements — UBS AG	(5,743)	5,743	—	—
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	(527)	527	—	—
Swap Agreements — UBS AG	(272)	272	—	—
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	645	—	—	645
Swap Agreements — UBS AG	366	—	—	366
ProFund VP Technology
Swap Agreements — Goldman Sachs International	46,184	—	—	46,184
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	125,756	—	—	125,756
Swap Agreements — UBS AG	74,666	—	—	74,666
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	(899)	899	—	—
Swap Agreements — UBS AG	(22)	22	—	—
ProFund VP UltraNasdaq-100
Swap Agreements — Goldman Sachs International	1,045,187	—	—	1,045,187
Swap Agreements — UBS AG	866,177	—	—	866,177
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	(11)	—	11	—
Swap Agreements — UBS AG	(18)	—	—	(18)
ProFund VP UltraShort Nasdaq-100
Swap Agreements — Goldman Sachs International	(911)	911	—	—
Swap Agreements — UBS AG	(2,030)	2,030	—	—
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	10,211	—	—	10,211
Swap Agreements — UBS AG	8,997	—	—	8,997
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	53,269	—	—	53,269
Swap Agreements — Societe Generale	40,232	—	—	40,232
ProFund VP Utilities
Swap Agreements — Goldman Sachs International	8,779	—	—	8,779

*  The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**  Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending

Each ProFund VP may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar- denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund VP lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund VP in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund VP in connection with these loans may not be sold or pledged by the ProFund VP and, accordingly, is not reflected in the ProFund VP's assets and liabilities. The ProFunds VP may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds VP are typically compensated by the difference between the amount

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 251 earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund VP if a material event affecting the ProFund VP's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund VP or the borrower at any time. No securities loan shall be made on behalf of a ProFund VP if, as a result, the aggregate value of all securities loaned by the particular ProFund VP exceeds one-third of the value of such ProFund VP's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund VP has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund VP would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund VP's securities as agreed, the ProFund VP may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund VP. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund VP could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund VP and any additional required collateral is delivered to the ProFund VP, or excess collateral returned by the ProFund VP, on the next business day.

The following table is a summary of the ProFunds VP securities lending transactions as of June 30, 2025:

Fund Name	Value of Securities on Loan	Value of Cash Collateral Received*
ProFund VP Asia 30	$2,162,888	$2,264,883
ProFund VP Banks	41,803	43,483
ProFund VP Biotechnology	1,142,151	1,153,195
ProFund VP Bull	6,360	6,286
ProFund VP Communication Services	150,956	149,201
ProFund VP Emerging Markets	3,308,507	3,998,532
ProFund VP Europe 30	3,427,029	3,487,637
ProFund VP Internet	29,949	29,605
ProFund VP Large-Cap Value	4,386	4,335
ProFund VP Mid-Cap Growth	61,756	62,219
ProFund VP Mid-Cap Value	37,756	37,539
ProFund VP Nasdaq-100	485	507
ProFund VP Small-Cap	68,590	71,394
ProFund VP Small-Cap Growth	215,894	217,229
ProFund VP Small-Cap Value	221,596	233,713
ProFund VP UltraBull	1,871	3,710
ProFund VP UltraMid-Cap	34,952	35,055
ProFund VP UltraNasdaq-100	115,159	120,328
ProFund VP UltraSmall-Cap	84,959	89,417

*  Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loan section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

252 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

Distributions to Shareholders

Each of the ProFunds VP (except ProFund Access VP High Yield, ProFund VP Government Money Market, ProFund VP Real Estate, and ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually, if any. ProFund VP Government Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. ProFund Access VP High Yield and ProFund VP Real Estate declare and pay dividends from net investment income quarterly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., passive foreign investment company ("PFIC") sales, return of capital, net operating loss, and distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., PFIC mark-to-market, corporate actions, wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. For ProFund Access VP High Yield, distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

Pursuant to Rule 2a-5 (the "Rule"), the Trust's Board of Trustees designated the Advisor the "Valuation Designee" as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust's security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below.

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds' VP own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' VP investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 253

Security prices are generally valued at their market value using information provided by a third-party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the period ended June 30, 2025, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
Fund Name	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund Access VP High Yield
Repurchase Agreements	$—	$—	$12,203,000	$—	$12,203,000	$—
Swap Agreements	—	—	—	110,417	—	110,417
Total	$—	$—	$12,203,000	$110,417	$12,203,000	$110,417
ProFund VP Asia 30
Common Stocks	$18,576,654	$—	$—	$—	$18,576,654	$—
Collateral for Securities Loaned	2,264,883	—	—	—	2,264,883	—
Total	$20,841,537	$—	$—	$—	$20,841,537	$—
ProFund VP Banks
Common Stocks	$4,256,793	$—	$—	$—	$4,256,793	$—
Repurchase Agreements	—	—	93,000	—	93,000	—
Collateral for Securities Loaned	43,483	—	—	—	43,483	—
Swap Agreements	—	—	—	2,909	—	2,909
Total	$4,300,276	$—	$93,000	$2,909	$4,393,276	$2,909
ProFund VP Bear
Repurchase Agreements	$—	$—	$1,729,000	$—	$1,729,000	$—
Futures Contracts	—	(7,749)	—	—	—	(7,749)
Swap Agreements	—	—	—	(6,947)	—	(6,947)
Total	$—	$(7,749)	$1,729,000	$(6,947)	$1,729,000	$(14,696)
ProFund VP Biotechnology
Common Stocks	$28,766,796	$—	$—	$—	$28,766,796	$—
Repurchase Agreements	—	—	274,000	—	274,000	—
Collateral for Securities Loaned	1,153,195	—	—	—	1,153,195	—
Swap Agreements	—	—	—	11,233	—	11,233
Total	$29,919,991	$—	$274,000	$11,233	$30,193,991	$11,233

254 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
Fund Name	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$45,526,358	$—	$—	$—	$45,526,358	$—
Repurchase Agreements	—	—	7,772,000	—	7,772,000	—
Collateral for Securities Loaned	6,286	—	—	—	6,286	—
Futures Contracts	—	69,957	—	—	—	69,957
Swap Agreements	—	—	—	24,653	—	24,653
Total	$45,532,644	$69,957	$7,772,000	$24,653	$53,304,644	$94,610
ProFund VP Communication Services
Common Stocks	$14,707,479	$—	$—	$—	$14,707,479	$—
Repurchase Agreements	—	—	196,000	—	196,000	—
Collateral for Securities Loaned	149,201	—	—	—	149,201	—
Swap Agreements	—	—	—	13,279	—	13,279
Total	$14,856,680	$—	$196,000	$13,279	$15,052,680	$13,279
ProFund VP Consumer Discretionary
Common Stocks	$19,441,679	$—	$—	$—	$19,441,679	$—
Repurchase Agreements	—	—	359,000	—	359,000	—
Swap Agreements	—	—	—	1,036	—	1,036
Total	$19,441,679	$—	$359,000	$1,036	$19,800,679	$1,036
ProFund VP Consumer Staples
Common Stocks	$10,229,192	$—	$—	$—	$10,229,192	$—
Repurchase Agreements	—	—	157,000	—	157,000	—
Swap Agreements	—	—	—	(2,043)	—	(2,043)
Total	$10,229,192	$—	$157,000	$(2,043)	$10,386,192	$(2,043)
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$364,000	$—	$364,000	$—
Swap Agreements	—	—	—	2,128	—	2,128
Total	$—	$—	$364,000	$2,128	$364,000	$2,128
ProFund VP Emerging Markets
Common Stocks	$27,228,049	$—	$—	$—	$27,228,049	$—
Preferred Stocks	423,518	—	—	—	423,518	—
Repurchase Agreements	—	—	331,000	—	331,000	—
Collateral for Securities Loaned	3,998,532	—	—	—	3,998,532	—
Swap Agreements	—	—	—	(3,018)	—	(3,018)
Total	$31,650,099	$—	$331,000	$(3,018)	$31,981,099	$(3,018)
ProFund VP Energy
Common Stocks	$31,903,389	$—	$—	$—	$31,903,389	$—
Repurchase Agreements	—	—	818,000	—	818,000	—
Swap Agreements	—	—	—	(28,181)	—	(28,181)
Total	$31,903,389	$—	$818,000	$(28,181)	$32,721,389	$(28,181)
ProFund VP Europe 30
Common Stocks	$19,616,903	$—	$—	$—	$19,616,903	$—
Collateral for Securities Loaned	3,487,637	—	—	—	3,487,637	—
Total	$23,104,540	$—	$—	$—	$23,104,540	$—
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$694,000	$—	$694,000	$—
Forward Currency Contracts	—	—	13,627	—	13,627	—
Total	$—	$—	$707,627	$—	$707,627	$—
ProFund VP Financials
Common Stocks	$35,317,232	$—	$—	$—	$35,317,232	$—
Repurchase Agreements	—	—	368,000	—	368,000	—
Swap Agreements	—	—	—	19,541	—	19,541
Total	$35,317,232	$—	$368,000	$19,541	$35,685,232	$19,541

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 255

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
Fund Name	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$13,985,613	$—	$13,985,613	$—
Repurchase Agreements	—	—	14,270,000	—	14,270,000	—
Total	$—	$—	$28,255,613	$—	$28,255,613	$—
ProFund VP Health Care
Common Stocks	$29,988,734	$—	$—	$—	$29,988,734	$—
Repurchase Agreements	—	—	572,000	—	572,000	—
Swap Agreements	—	—	—	13,795	—	13,795
Total	$29,988,734	$—	$572,000	$13,795	$30,560,734	$13,795
ProFund VP Industrials
Common Stocks	$19,087,589	$—	$—	$—	$19,087,589	$—
Repurchase Agreements	—	—	440,000	—	440,000	—
Swap Agreements	—	—	—	10,497	—	10,497
Total	$19,087,589	$—	$440,000	$10,497	$19,527,589	$10,497
ProFund VP International
Repurchase Agreements	$—	$—	$12,686,000	$—	$12,686,000	$—
Swap Agreements	—	—	—	(244)	—	(244)
Total	$—	$—	$12,686,000	$(244)	$12,686,000	$(244)
ProFund VP Internet
Common Stocks	$14,803,182	$—	$—	$—	$14,803,182	$—
Repurchase Agreements	—	—	356,000	—	356,000	—
Collateral for Securities Loaned	29,605	—	—	—	29,605	—
Swap Agreements	—	—	—	10,162	—	10,162
Total	$14,832,787	$—	$356,000	$10,162	$15,188,787	$10,162
ProFund VP Japan
Repurchase Agreements	$—	$—	$12,636,000	$—	$12,636,000	$—
Futures Contracts	—	622,875	—	—	—	622,875
Swap Agreements	—	—	—	(1,207)	—	(1,207)
Total	$—	$622,875	$12,636,000	$(1,207)	$12,636,000	$621,668
ProFund VP Large-Cap Growth
Common Stocks	$35,175,664	$—	$—	$—	$35,175,664	$—
Repurchase Agreements	—	—	160,000	—	160,000	—
Total	$35,175,664	$—	$160,000	$—	$35,335,664	$—
ProFund VP Large-Cap Value
Common Stocks	$14,641,264	$—	$—	$—	$14,641,264	$—
Repurchase Agreements	—	—	49,000	—	49,000	—
Collateral for Securities Loaned	4,335	—	—	—	4,335	—
Total	$14,645,599	$—	$49,000	$—	$14,694,599	$—
ProFund VP Materials
Common Stocks	$11,313,848	$—	$—	$—	$11,313,848	$—
Repurchase Agreements	—	—	259,000	—	259,000	—
Swap Agreements	—	—	—	1,978	—	1,978
Total	$11,313,848	$—	$259,000	$1,978	$11,572,848	$1,978
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$10,335,000	$—	$10,335,000	$—
Futures Contracts	—	15,132	—	—	—	15,132
Swap Agreements	—	—	—	692	—	692
Total	$—	$15,132	$10,335,000	$692	$10,335,000	$15,824

256 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
Fund Name	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Mid-Cap Growth
Common Stocks	$13,955,120	$—	$—	$—	$13,955,120	$—
Repurchase Agreements	—	—	51,000	—	51,000	—
Collateral for Securities Loaned	62,219	—	—	—	62,219	—
Total	$14,017,339	$—	$51,000	$—	$14,068,339	$—
ProFund VP Mid-Cap Value
Common Stocks	$9,861,425	$—	$—	$—	$9,861,425	$—
Repurchase Agreements	—	—	51,000	—	51,000	—
Collateral for Securities Loaned	37,539	—	—	—	37,539	—
Total	$9,898,964	$—	$51,000	$—	$9,949,964	$—
ProFund VP Nasdaq-100
Common Stocks	$116,368,978	$—	$—	$—	$116,368,978	$—
Repurchase Agreements	—	—	42,855,000	—	42,855,000	—
Collateral for Securities Loaned	507	—	—	—	507	—
Futures Contracts	—	421,347	—	—	—	421,347
Swap Agreements	—	—	—	188,127	—	188,127
Total	$116,369,485	$421,347	$42,855,000	$188,127	$159,224,485	$609,474
ProFund VP Pharmaceuticals
Common Stocks	$7,545,662	$—	$—	$—	$7,545,662	$—
Repurchase Agreements	—	—	111,000	—	111,000	—
Swap Agreements	—	—	—	(3,067)	—	(3,067)
Total	$7,545,662	$—	$111,000	$(3,067)	$7,656,662	$(3,067)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$43,190,000	$—	$43,190,000	$—
Swap Agreements	—	—	—	(791,396)	—	(791,396)
Total	$—	$—	$43,190,000	$(791,396)	$43,190,000	$(791,396)
ProFund VP Real Estate
Common Stocks	$4,806,811	$—	$—	$—	$4,806,811	$—
Repurchase Agreements	—	—	55,000	—	55,000	—
Swap Agreements	—	—	—	(2,060)	—	(2,060)
Total	$4,806,811	$—	$55,000	$(2,060)	$4,861,811	$(2,060)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$7,276,000	$—	$7,276,000	$—
Swap Agreements	—	—	—	(173,110)	—	(173,110)
Total	$—	$—	$7,276,000	$(173,110)	$7,276,000	$(173,110)
ProFund VP Semiconductor
Common Stocks	$25,678,244	$—	$—	$—	$25,678,244	$—
Repurchase Agreements	—	—	1,163,000	—	1,163,000	—
Swap Agreements	—	—	—	74,851	—	74,851
Total	$25,678,244	$—	$1,163,000	$74,851	$26,841,244	$74,851
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$6,000	$—	$6,000	$—
Swap Agreements	—	—	—	(41)	—	(41)
Total	$—	$—	$6,000	$(41)	$6,000	$(41)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$295,000	$—	$295,000	$—
Swap Agreements	—	—	—	349	—	349
Total	$—	$—	$295,000	$349	$295,000	$349
ProFund VP Short International
Repurchase Agreements	$—	$—	$2,080,000	$—	$2,080,000	$—
Swap Agreements	—	—	—	(68)	—	(68)
Total	$—	$—	$2,080,000	$(68)	$2,080,000	$(68)

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 257

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
Fund Name	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$56,000	$—	$56,000	$—
Swap Agreements	—	—	—	(7)	—	(7)
Total	$—	$—	$56,000	$(7)	$56,000	$(7)
ProFund VP Short Nasdaq-100
Repurchase Agreements	$—	$—	$2,082,000	$—	$2,082,000	$—
Futures Contracts	—	(14,057)	—	—	—	(14,057)
Swap Agreements	—	—	—	(10,304)	—	(10,304)
Total	$—	$(14,057)	$2,082,000	$(10,304)	$2,082,000	$(24,361)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$814,000	$—	$814,000	$—
Futures Contracts	—	(1,469)	—	—	—	(1,469)
Swap Agreements	—	—	—	(799)	—	(799)
Total	$—	$(1,469)	$814,000	$(799)	$814,000	$(2,268)
ProFund VP Small-Cap
Common Stocks	$5,810,922	$—	$—	$—	$5,810,922	$—
Rights*	—	—	—	—	—	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	1,172,000	—	1,172,000	—
Collateral for Securities Loaned	71,394	—	—	—	71,394	—
Futures Contracts	—	2,915	—	—	—	2,915
Swap Agreements	—	—	—	1,011	—	1,011
Total	$5,882,316	$2,915	$1,172,000	$1,011	$7,054,316	$3,926
ProFund VP Small-Cap Growth
Common Stocks	$15,756,930	$—	$—	$—	$15,756,930	$—
Repurchase Agreements	—	—	31,000	—	31,000	—
Collateral for Securities Loaned	217,229	—	—	—	217,229	—
Total	$15,974,159	$—	$31,000	$—	$16,005,159	$—
ProFund VP Small-Cap Value
Common Stocks	$14,015,211	$—	$—	$—	$14,015,211	$—
Repurchase Agreements	—	—	15,000	—	15,000	—
Collateral for Securities Loaned	233,713	—	—	—	233,713	—
Total	$14,248,924	$—	$15,000	$—	$14,263,924	$—
ProFund VP Technology
Common Stocks	$53,794,699	$—	$—	$—	$53,794,699	$—
Repurchase Agreements	—	—	528,000	—	528,000	—
Swap Agreements	—	—	—	46,184	—	46,184
Total	$53,794,699	$—	$528,000	$46,184	$54,322,699	$46,184
ProFund VP UltraBull
Common Stocks	$12,846,965	$—	$—	$—	$12,846,965	$—
Repurchase Agreements	—	—	10,415,000	—	10,415,000	—
Collateral for Securities Loaned	3,710	—	—	—	3,710	—
Futures Contracts	—	131,623	—	—	—	131,623
Swap Agreements	—	—	—	200,422	—	200,422
Total	$12,850,675	$131,623	$10,415,000	$200,422	$23,265,675	$332,045
ProFund VP UltraMid-Cap
Common Stocks	$6,051,697	$—	$—	$—	$6,051,697	$—
Repurchase Agreements	—	—	3,033,000	—	3,033,000	—
Collateral for Securities Loaned	35,055	—	—	—	35,055	—
Futures Contracts	—	9,079	—	—	—	9,079
Swap Agreements	—	—	—	(921)	—	(921)
Total	$6,086,752	$9,079	$3,033,000	$(921)	$9,119,752	$8,158

258 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
Fund Name	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraNasdaq-100
Common Stocks	$188,510,381	$—	$—	$—	$188,510,381	$—
Repurchase Agreements	—	—	72,991,000	—	72,991,000	—
Collateral for Securities Loaned	120,328	—	—	—	120,328	—
Futures Contracts	—	730,335	—	—	—	730,335
Swap Agreements	—	—	—	1,911,364	—	1,911,364
Total	$188,630,709	$730,335	$72,991,000	$1,911,364	$261,621,709	$2,641,699
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$1,000	$—	$1,000	$—
Swap Agreements	—	—	—	(29)	—	(29)
Total	$—	$—	$1,000	$(29)	$1,000	$(29)
ProFund VP UltraShort Nasdaq-100
Repurchase Agreements	$—	$—	$242,000	$—	$242,000	$—
Swap Agreements	—	—	—	(2,941)	—	(2,941)
Total	$—	$—	$242,000	$(2,941)	$242,000	$(2,941)
ProFund VP UltraSmall-Cap
Common Stocks	$8,874,128	$—	$—	$—	$8,874,128	$—
Rights*	—	—	—	—	—	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	3,915,000	—	3,915,000	—
Collateral for Securities Loaned	89,417	—	—	—	89,417	—
Futures Contracts	—	5,830	—	—	—	5,830
Swap Agreements	—	—	—	19,208	—	19,208
Total	$8,963,545	$5,830	$3,915,000	$19,208	$12,878,545	$25,038
ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—	$—	$2,724,588	$—	$2,724,588	$—
Repurchase Agreements	—	—	3,287,000	—	3,287,000	—
Swap Agreements	—	—	—	93,501	—	93,501
Total	$—	$—	$6,011,588	$93,501	$6,011,588	$93,501
ProFund VP Utilities
Common Stocks	$49,741,719	$—	$—	$—	$49,741,719	$—
Repurchase Agreements	—	—	1,000,000	—	1,000,000	—
Swap Agreements	—	—	—	8,779	—	8,779
Total	$49,741,719	$—	$1,000,000	$8,779	$50,741,719	$8,779

^  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

*  Cartesian Therapeutics, Inc., Chinook Therapeutics, and Ferroglobe Representation and Warranty Insurance were each valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP's daily net assets in excess of $500 million to $1 billion, 0.05% of the

ProFund VP's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP's net assets in excess of $2 billion. During the period ended June 30, 2025, no Fund's annual investment advisory fee was subject to such reductions.

Ultimus Fund Solutions, LLC ("Ultimus") acts as the Trust's administrator (the "Administrator") and fund accounting agent. The Trust pays Ultimus for its services as Administrator and fund accounting agent, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration and fund accounting fees also include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust's compliance program. Additionally, Ultimus provides legal administration services to the Trust pursuant to a separate agreement. The Trust pays

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 259

Ultimus a monthly fee for its services as Legal Administrator. Fees paid for the period ended June 30, 2025, to Ultimus by the ProFund VPs for administrator and fund accounting services, are reflected on the Statements of Operations as "Administration and fund accounting fees".

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges, fees based on the number of VP Funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the period ended June 30, 2025, for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $35,930 for the period ended June 30, 2025. The Distributor may reinstate all or a portion of the Distribution Fees for ProFund VP Government Money Market at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees, a monthly/quarterly fee equal on an annual basis of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees." Throughout the period ended June 30, 2025, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $35,280 for the period ended June 30, 2025. All or a portion of the Administrative services fees of ProFund VP Government Money Market may be reinstated at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the period ended June 30, 2025, actual Trustee compensation was $487,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) to an annualized rate of 0.90% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. For the non-money market ProFunds VP, these expense limitations remain in effect until at least April 30, 2026.

Amounts waived under the contractual expense limitation agreement are allocated proportionally as waivers of advisory and management services fees, to the extent of these fees as reflected on the Statements of Operations. During the year, the allocation of expenses reduced and reimbursed by the Advisor between advisory and management services fees, and if necessary, reimbursement of other expenses was as follows:

Fund Name	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
ProFund VP Asia 30	$(9,069)	$(8,002)	$(1,067)	$—
ProFund VP Banks	(1,140)	(1,006)	(134)	—
ProFund VP Bear	(516)	(455)	(61)	—
ProFund VP Bull	(2,578)	(2,275)	(303)	—
ProFund VP Communication Services	(1,190)	(1,050)	(140)	—
ProFund VP Consumer Discretionary	(1,928)	(1,701)	(227)	—
ProFund VP Consumer Staples	(1,318)	(1,163)	(155)	—
ProFund VP Emerging Markets	(8,716)	(7,691)	(1,025)	—
ProFund VP Energy	(1,426)	(1,258)	(168)	—
ProFund VP Europe 30	(5,090)	(4,491)	(599)	—
ProFund VP Falling U.S. Dollar	(3,599)	(2,364)	(315)	(920)
ProFund VP Government Money Market	(41,840)	(36,918)	(4,922)	—
ProFund VP Health Care	(3,023)	(2,667)	(356)	—

260 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

Fund Name	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
ProFund VP Industrials	$(1,713)	$(1,511)	$(202)	$—
ProFund VP Internet	(760)	(671)	(89)	—
ProFund VP Large-Cap Growth	(7,209)	(6,361)	(848)	—
ProFund VP Large-Cap Value	(3,240)	(2,859)	(381)	—
ProFund VP Materials	(793)	(700)	(93)	—
ProFund VP Mid-Cap	(171)	(151)	(20)	—
ProFund VP Mid-Cap Growth	(5,624)	(4,962)	(662)	—
ProFund VP Mid-Cap Value	(4,498)	(3,969)	(529)	—
ProFund VP Nasdaq-100	(18,127)	(15,994)	(2,133)	—
ProFund VP Pharmaceuticals	(734)	(648)	(86)	—
ProFund VP Precious Metals	(2,030)	(1,791)	(239)	—
ProFund VP Real Estate	(2,224)	(1,962)	(262)	—
ProFund VP Semiconductor	(1,196)	(1,055)	(141)	—
ProFund VP Short Emerging Markets	(27)	(24)	(3)	—
ProFund VP Short Mid-Cap	(10)	(9)	(1)	—
ProFund VP Short Nasdaq-100	(419)	(370)	(49)	—
ProFund VP Short Small-Cap	(380)	(335)	(45)	—
ProFund VP Small-Cap	(7,208)	(6,360)	(848)	—
ProFund VP Small-Cap Growth	(1,675)	(1,478)	(197)	—
ProFund VP Small-Cap Value	(2,119)	(1,870)	(249)	—
ProFund VP UltraBull	(2,288)	(2,019)	(269)	—
ProFund VP UltraMid-Cap	(1,754)	(1,548)	(206)	—
ProFund VP UltraNasdaq-100	(41,570)	(36,679)	(4,891)	—
ProFund VP UltraShort Nasdaq-100	(614)	(542)	(72)	—
ProFund VP UltraSmall-Cap	(7,863)	(6,938)	(925)	—
ProFund VP U.S. Government Plus	(3,000)	(2,500)	(500)	—
ProFund VP Utilities	(4,506)	(3,976)	(530)	—

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." These amounts are allocated proportionally as recoupments of advisory and management services fees, respectively, as shown in the table below.

Fund Name	Recoupment of prior expenses reduced by the Advisor	Recoupment allocated to advisory fees	Recoupment allocated to management services fees
ProFund Access VP High Yield	$974	$859	$115
ProFund VP Communication Services	3,179	2,805	374
ProFund VP Consumer Discretionary	5,883	5,191	692
ProFund VP Consumer Staples	4,407	3,889	518
ProFund VP Energy	12,280	10,835	1,445
ProFund VP Financials	3,996	3,526	470
ProFund VP Health Care	12,180	10,747	1,433
ProFund VP Internet	3,437	3,033	404
ProFund VP Japan	1,184	1,045	139
ProFund VP Materials	2,810	2,479	331
ProFund VP Precious Metals	475	419	56
ProFund VP Short Dow 30	1	1	—
ProFund VP Short Emerging Markets	38	34	4
ProFund VP Short International	16	14	2
ProFund VP Short Nasdaq-100	1,167	1,030	137
ProFund VP Small-Cap Growth	6,639	5,858	781
ProFund VP Small-Cap Value	6,905	6,093	812
ProFund VP UltraShort Dow 30	5	4	1
ProFund VP UltraShort Nasdaq-100	1,904	1,680	224
ProFund VP U.S. Government Plus	2,386	1,988	398

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 261

As of June 30, 2025, the recoupments that may potentially be made by the ProFunds VP are shown in the table below. As of June 30, 2025, no commitment or contingent liability is expected:

	Expires 4/30/26	Expires 4/30/27	Expires 4/30/28	Expires 4/30/29	Total
ProFund Access VP High Yield	$3,223	$2,316	$—	$—	$5,539
ProFund VP Asia 30	15,415	25,206	22,715	3,606	66,942
ProFund VP Banks	6,886	4,317	3,111	466	14,314
ProFund VP Bear	565	1,200	829	313	2,594
ProFund VP Bull	21,942	34,434	5,741	1,635	62,117
ProFund VP Communication Services	3,195	7,684	—	1,190	10,879
ProFund VP Consumer Discretionary	6,182	21,213	—	1,928	27,395
ProFund VP Consumer Staples	7,736	12,311	—	1,318	20,047
ProFund VP Emerging Markets	25,649	28,104	21,265	2,129	75,018
ProFund VP Energy	23,266	29,540	—	1,426	52,806
ProFund VP Europe 30	15,452	11,637	16,835	723	43,924
ProFund VP Falling U.S. Dollar	4,514	12,693	7,152	910	24,359
ProFund VP Financials	15,820	19,042	—	—	34,862
ProFund VP Government Money Market	—	81,574	69,853	15,665	151,427
ProFund VP Health Care	9,366	20,257	—	3,023	29,623
ProFund VP Industrials	4,461	15,135	5,989	412	25,585
ProFund VP International	5,551	548	1,464	—	7,563
ProFund VP Internet	3,370	8,967	—	760	12,337
ProFund VP Japan	1,092	4,677	—	—	5,769
ProFund VP Large-Cap Growth	12,667	21,702	17,711	3,367	52,080
ProFund VP Large-Cap Value	10,632	15,437	13,155	1,669	39,224
ProFund VP Materials	6,866	12,928	—	793	19,794
ProFund VP Mid-Cap	5,489	5,855	602	171	11,946
ProFund VP Mid-Cap Growth	12,813	18,465	15,244	2,347	46,522
ProFund VP Mid-Cap Value	10,985	14,821	12,133	2,160	37,939
ProFund VP Nasdaq-100	65,747	81,574	61,717	12,003	209,038
ProFund VP Pharmaceuticals	6,166	8,879	1,741	400	16,786
ProFund VP Precious Metals	12,968	18,972	6,453	2,030	38,393
ProFund VP Real Estate	2,821	8,241	4,939	770	16,001
ProFund VP Semiconductor	—	—	8,861	—	8,861
ProFund VP Short Emerging Markets	560	478	—	27	1,038
ProFund VP Short International	328	—	—	—	328
ProFund VP Short Mid-Cap	178	147	56	2	381
ProFund VP Short Nasdaq-100	6,338	4,372	—	419	10,710
ProFund VP Short Small-Cap	3,055	4,004	1,226	190	8,285
ProFund VP Small-Cap	18,514	20,201	16,853	2,999	55,568
ProFund VP Small-Cap Growth	2,546	14,265	—	1,675	16,811
ProFund VP Small-Cap Value	5,595	16,930	—	2,119	22,525
ProFund VP UltraBull	1,022	6,763	8,379	—	16,164
ProFund VP UltraMid-Cap	3,796	12,122	6,981	815	22,899
ProFund VP UltraNasdaq-100	136,878	142,350	158,394	17,608	437,622
ProFund VP UltraShort Nasdaq-100	2,908	1,846	—	614	4,754
ProFund VP UltraSmall-Cap	31,072	28,036	23,765	4,355	82,873
ProFund VP U.S. Government Plus	5,622	7,199	—	3,000	12,821
ProFund VP Utilities	18,146	32,709	7,351	1,099	58,206

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2026, to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such recoupments shall be made monthly, but only to the extent that such recoupments would not cause the ProFund VP Government Money Market's net yield to fall below the highest previously determined minimum yield, and such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2025, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

Fund Name	Expires 4/30/26	Total
ProFund VP Government Money Market	$28,512	$28,512

262 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2025, were as follows:

Fund Name	Purchases	Sales
ProFund VP Asia 30	$20,663,740	$20,023,265
ProFund VP Banks	6,505,190	6,934,728
ProFund VP Biotechnology	39,452,918	43,668,063
ProFund VP Bull	36,318,662	42,133,062
ProFund VP Communication Services	25,293,470	24,400,742
ProFund VP Consumer Discretionary	12,150,870	17,787,379
ProFund VP Consumer Staples	10,740,734	10,480,038
ProFund VP Emerging Markets	162,973,917	156,167,795
ProFund VP Energy	276,034,441	281,946,901
ProFund VP Europe 30	15,051,395	8,396,569
ProFund VP Financials	54,467,594	55,802,370
ProFund VP Health Care	142,863,216	144,064,694
ProFund VP Industrials	14,679,075	14,087,694
ProFund VP Internet	3,875,114	3,928,096
ProFund VP Large-Cap Growth	18,381,061	19,786,910
ProFund VP Large-Cap Value	11,444,469	13,666,116
ProFund VP Materials	35,042,214	35,699,750
ProFund VP Mid-Cap Growth	5,699,281	4,770,516
ProFund VP Mid-Cap Value	6,469,126	6,835,211
ProFund VP Nasdaq-100	1,663,926	16,747,434
ProFund VP Pharmaceuticals	2,991,177	4,150,992
ProFund VP Real Estate	5,877,976	8,324,911
ProFund VP Semiconductor	112,088,385	123,125,446
ProFund VP Small-Cap	555,058	1,166,967
ProFund VP Small-Cap Growth	2,818,598	3,065,559
ProFund VP Small-Cap Value	4,349,078	7,403,748
ProFund VP Technology	63,067,970	68,091,557
ProFund VP UltraBull	9,351,125	19,701,111
ProFund VP UltraMid-Cap	1,470,453	2,622,077
ProFund VP UltraNasdaq-100	36,410,888	35,303,861
ProFund VP UltraSmall-Cap	2,270,335	3,151,116
ProFund VP Utilities	179,202,255	164,076,173

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2025, were as follows:

Fund Name	Purchases	Sales
ProFund VP U.S. Government Plus	$5,443,897	$5,520,650

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP's position in a particular instrument when desired. Each of these factors may prevent a ProFund VP from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the ProFund VP's returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a ProFund VP to losses in excess of those amounts initially invested.

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 263

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, each ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP's net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP's investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP's return.

Holding Period Risk

Certain ProFunds VP are "geared" funds ("Geared Funds") in the sense that the ProFund VP has an investment objective to match a multiple, the inverse, or an inverse multiple of the daily performance of a benchmark. A Geared Fund does not seek to achieve its stated multiple, inverse, or an inverse multiple of the daily performance of its underlying benchmark (the "Daily Target") for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP's prospectus.

Active Management Risk

ProFund Access VP High Yield Fund is actively managed, and its performance reflects the investment decisions that the Advisor makes for the ProFund. The Advisor's judgements about the ProFund VP's investments may prove to be incorrect. If the investments selected and strategies employed by the ProFund VP fail to produce the intended results, the ProFund VP could underperform or have negative returns as compared to other funds with a similar investment objective and/ or strategies.

Concentration Risk

Certain non-money market ProFunds VP may be subject to concentration risk. Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP's benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund VP's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

264 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

In order to achieve a high degree of correlation with the Index, a ProFund VP seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund VP from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund VP's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund VP will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund VP's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP's correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the ProFund Access VP High Yield, the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP's ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund VP that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund VP, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund VP's third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund VP invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund VP shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund VP's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund VP

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 265 information, impede trading, cause reputational damage, and subject the ProFund VP to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund VP and its shareholders could be negatively impacted as a result. While a ProFund VP or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund VP invests, which could result in material adverse consequences for such issuers, and may cause the ProFund VP's investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund VP could affect such a counterparty's ability to meets it obligations to the ProFund VP, which may result in losses to the ProFund VP and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund VP.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund VP and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund VP may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund VP's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund VP's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund VP to complete redemptions and otherwise affect ProFund VP performance and ProFund VP trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund VP's performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund VP and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a ProFund VP's investments, even beyond any direct exposure a ProFund VP may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund VP performance and the value of an investment in the ProFund VP.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund VP. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.

266 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund VP's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund VP would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund VP's performance.

Index Performance Risk

Certain ProFunds VP linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund VP achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Financing Rates Associated with Derivatives

The performance of ProFunds VP that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds VP and their counterparties, and are set at the Fed Funds rate ("FEDL01") plus or minus a negotiated spread. The Fed Funds rate remained around 4.33% during the period ended June 30, 2025. Each ProFund VP with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds VP with short/inverse derivative exposure generally benefited from financing rates.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund VP's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund VP's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund VP's investment may not keep pace with inflation, which may result in losses to the ProFund VP investors or adversely affect the real value of shareholder's investments in a ProFund VP. Inflation has recently increased and it cannot be predicted whether it may decline.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

Risks of Government Regulation

The Financial Industry Regulatory Authority ("FINRA") issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as "complex products" – which could include the leveraged and inverse funds offered by ProFund Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors' ability to buy the funds.

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 267

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended December 31, 2024				Year Ended December 31, 2023
Fund Name	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund Access VP High Yield	$798,444	$—	$—	$798,444	$811,910	$—	$—	$811,910
ProFund VP Asia 30	132,757	—	—	132,757	17,533	669,693	—	687,226
ProFund VP Banks	85,083	—	—	85,083	65,310	—	—	65,310
ProFund VP Bear	131,745	—	—	131,745	7,959	—	—	7,959
ProFund VP Biotechnology	—	16,706,394	—	16,706,394	—	6,518,064	—	6,518,064
ProFund VP Bull	3,046,049	304,756	—	3,350,805	—	8,734,170	—	8,734,170
ProFund VP Communication Services	—	—	—	—	58,848	—	—	58,848
ProFund VP Consumer Discretionary	48,876	2,448,847	—	2,497,723	—	1,013,997	—	1,013,997
ProFund VP Consumer Staples	214,461	3,296,352	—	3,510,813	343,272	1,462,883	—	1,806,155
ProFund VP Dow 30	10,184	—	—	10,184	129	—	—	129
ProFund VP Emerging Markets	333,422	—	—	333,422	422,942	—	—	422,942
ProFund VP Energy	919,340	2,002,126	—	2,921,466	1,187,917	—	—	1,187,917
ProFund VP Europe 30	277,716	495,778	—	773,494	314,873	—	—	314,873
ProFund VP Falling U.S. Dollar	29,158	—	—	29,158	—	—	—	—
ProFund VP Financials	318,825	2,603,830	—	2,922,655	118,059	1,067,782	—	1,185,841
ProFund VP Government Money Market	1,306,098	—	—	1,306,098	1,426,790	—	—	1,426,790
ProFund VP Health Care	23,646	1,709,557	—	1,733,203	—	4,450,779	—	4,450,779
ProFund VP Industrials	117,546	2,108,358	—	2,225,904	—	1,349,793	—	1,349,793
ProFund VP International	371,382	—	—	371,382	—	—	—	—
ProFund VP Internet	257,577	—	—	257,577	—	1,717,154	—	1,717,154
ProFund VP Japan	1,012,848	1,018,378	—	2,031,226	—	—	—	—
ProFund VP Large-Cap Growth	294,318	236,430	—	530,748	—	3,728,772	—	3,728,772
ProFund VP Large-Cap Value	1,512,248	404,516	—	1,916,764	87,129	1,233,407	—	1,320,536
ProFund VP Materials	62,256	11,139	—	73,395	72,950	—	—	72,950
ProFund VP Mid-Cap	316,090	—	—	316,090	—	—	—	—
ProFund VP Mid-Cap Growth	20,691	575,705	—	596,396	—	81,372	—	81,372
ProFund VP Mid-Cap Value	408,837	93,833	—	502,670	33,606	695,642	—	729,248
ProFund VP Nasdaq-100	11,487,731	8,419,596	—	19,907,327	—	620,919	—	620,919
ProFund VP Pharmaceuticals	—	1,036,921	—	1,036,921	61,386	228,205	—	289,591
ProFund VP Precious Metals	809,641	—	—	809,641	—	—	—	—
ProFund VP Real Estate	143,996	146,650	—	290,646	65,712	1,191,790	—	1,257,502
ProFund VP Rising Rates Opportunity	1,635,070	16,086	—	1,651,156	16,031	—	—	16,031
ProFund VP Semiconductor	5,756,750	1,524	—	5,758,274	—	397,743	—	397,743
ProFund VP Short Dow 30	200	—	—	200	—	—	—	—
ProFund VP Short Emerging Markets	29,923	—	—	29,923	4,519	—	—	4,519
ProFund VP Short International	29,900	—	—	29,900	13,615	—	—	13,615
ProFund VP Short Mid-Cap	7,165	—	—	7,165	1,059	—	—	1,059
ProFund VP Short Nasdaq-100	205,004	—	—	205,004	3,135	5,864	—	8,999
ProFund VP Short Small-Cap	109,373	—	—	109,373	131,293	11,997	—	143,290
ProFund VP Small-Cap	99,601	—	—	99,601	—	—	—	—
ProFund VP Small-Cap Growth	42,550	709,834	—	752,384	—	435,031	—	435,031
ProFund VP Small-Cap Value	151,910	—	—	151,910	3,178	789,010	—	792,188
ProFund VP Technology	224,890	4,080,559	—	4,305,449	—	5,510,738	—	5,510,738
ProFund VP UltraBull	123,401	—	—	123,401	—	—	—	—
ProFund VP UltraMid-Cap	69,792	—	—	69,792	—	—	—	—
ProFund VP UltraNasdaq-100	662,578	—	—	662,578	—	—	—	—
ProFund VP UltraShort Dow 30	108	—	—	108	6	—	—	6
ProFund VP UltraShort Nasdaq-100	71,933	—	—	71,933	—	—	—	—
ProFund VP UltraSmall-Cap	104,681	—	—	104,681	—	—	—	—
ProFund VP U.S. Government Plus	242,414	—	—	242,414	362,281	—	249	362,530
ProFund VP Utilities	470,058	—	—	470,058	406,380	—	—	406,380

268 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

As of the latest tax year ended December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund Access VP High Yield	$60,271	$—	$—	$(4,245,706)	$37,208	$(4,148,227)
ProFund VP Asia 30	682,256	—	—	(395,584)	331,425	618,097
ProFund VP Banks	57,391	—	—	(5,198,327)	1,180,950	(3,959,986)
ProFund VP Bear	64,197	—	—	(23,971,298)	16,886	(23,890,215)
ProFund VP Biotechnology	1,636,654	871,007	—	—	5,963,671	8,471,332
ProFund VP Bull	2,615,974	344,359	—	—	35,424,107	38,384,440
ProFund VP Communication Services	—	—	—	(75,962)	3,924,926	3,848,964
ProFund VP Consumer Discretionary	469,303	1,134,473	—	—	11,482,116	13,085,892
ProFund VP Consumer Staples	347,628	940,490	—	—	3,976,165	5,264,283
ProFund VP Dow 30	38,592	—	—	(1,635,146)	(4,204)	(1,600,758)
ProFund VP Emerging Markets	281,952	—	—	(7,275,316)	5,533,089	(1,460,275)
ProFund VP Energy	751,081	3,928,158	—	—	20,352,599	25,031,838
ProFund VP Europe 30	391,104	549,801	—	—	834,924	1,775,829
ProFund VP Falling U.S. Dollar	16,608	—	—	(442,253)	—	(425,645)
ProFund VP Financials	215,849	301,656	—	—	20,406,804	20,924,309
ProFund VP Government Money Market	—	—	(66)	(39,366)	—	(39,432)
ProFund VP Health Care	44,276	3,598,010	—	—	25,376,408	29,018,694
ProFund VP Industrials	278,579	184,009	—	—	9,300,659	9,763,247
ProFund VP International	369,307	—	—	(2,116,934)	(82,187)	(1,829,814)
ProFund VP Internet	116,678	—	—	—	7,642,252	7,758,930
ProFund VP Japan	1,158,430	981,719	—	—	(2,714)	2,137,435
ProFund VP Large-Cap Growth	599,496	2,431,510	—	—	15,594,973	18,625,979
ProFund VP Large-Cap Value	308,422	1,581,058	—	—	2,234,486	4,123,966
ProFund VP Materials	27,562	1,633,612	—	—	5,257,506	6,918,680
ProFund VP Mid-Cap	372,307	—	—	(1,164,016)	(49,751)	(841,460)
ProFund VP Mid-Cap Growth	268,922	982,938	—	—	3,333,753	4,585,613
ProFund VP Mid-Cap Value	225,085	825,661	—	—	777,321	1,828,067
ProFund VP Nasdaq-100	5,981,376	5,578,152	—	—	83,387,223	94,946,751
ProFund VP Pharmaceuticals	20,150	—	—	(22,836)	1,698,845	1,696,159
ProFund VP Precious Metals	898,696	—	—	(65,208,736)	(366,422)	(64,676,462)
ProFund VP Real Estate	30,100	—	—	(19,838)	3,099,783	3,110,045
ProFund VP Rising Rates Opportunity	777,027	—	—	(27,106,407)	276,719	(26,052,661)
ProFund VP Semiconductor	19,714,057	11,680,933	—	—	25,336,859	56,731,849
ProFund VP Short Dow 30	178	—	—	(120,434)	63	(120,193)
ProFund VP Short Emerging Markets	17,444	—	—	(2,838,908)	6,144	(2,815,320)
ProFund VP Short International	18,684	—	—	(2,642,417)	4,141	(2,619,592)
ProFund VP Short Mid-Cap	2,665	—	—	(2,618,586)	340	(2,615,581)
ProFund VP Short Nasdaq-100	119,094	—	—	(18,985,479)	34,272	(18,832,113)
ProFund VP Short Small-Cap	50,717	—	—	(6,577,489)	13,682	(6,513,090)
ProFund VP Small-Cap	109,381	—	—	(386,055)	2,150,617	1,873,943
ProFund VP Small-Cap Growth	—	1,311,001	—	—	3,530,442	4,841,443
ProFund VP Small-Cap Value	71,619	654,356	—	—	243,141	969,116
ProFund VP Technology	—	11,365,424	—	—	31,507,038	42,872,462
ProFund VP UltraBull	2,624,792	122,954	—	(12,975,169)	9,459,347	(768,076)
ProFund VP UltraMid-Cap	96,263	—	—	(537,442)	2,845,895	2,404,716
ProFund VP UltraNasdaq-100	23,200,607	4,658,651	—	(2,888,790)	95,285,295	120,255,763
ProFund VP UltraShort Dow 30	53	—	—	(970,194)	58	(970,083)
ProFund VP UltraShort Nasdaq-100	54,484	—	—	(9,972,447)	16,947	(9,901,016)
ProFund VP UltraSmall-Cap	176,464	—	—	(7,337,956)	3,076,617	(4,084,875)
ProFund VP U.S. Government Plus	55	—	—	(9,512,629)	(206,261)	(9,718,835)
ProFund VP Utilities	448,828	14,457	—	—	16,926,069	17,389,354

As of the latest tax year ended December 31, 2024, the following ProFunds VP have net capital loss carryforwards ("CLCFs") as summarized in the tables below.

Fund Name	No Expiration Date
ProFund Access VP High Yield	$4,245,706	*
ProFund VP Asia 30	395,584
ProFund VP Banks	5,198,327	*
ProFund VP Bear	23,971,298	*

June 30, 2025 (unaudited) :: Notes to Financial Statements :: 269

Fund Name	No Expiration Date
ProFund VP Communication Services	$75,962
ProFund VP Dow 30	1,635,146	*
ProFund VP Emerging Markets	7,275,316
ProFund VP Falling U.S. Dollar	442,253	*
ProFund VP Government Money Market	39,366
ProFund VP International	2,116,934	*
ProFund VP Mid-Cap	1,164,016
ProFund VP Pharmaceuticals	22,836
ProFund VP Precious Metals	65,208,736	*
ProFund VP Real Estate	19,838
ProFund VP Rising Rates Opportunity	27,106,407	*
ProFund VP Short Dow 30	120,434	*
ProFund VP Short Emerging Markets	2,838,908	*
ProFund VP Short International	2,642,417	*
ProFund VP Short Mid-Cap	2,618,586	*
ProFund VP Short Nasdaq-100	18,985,479	*
ProFund VP Short Small-Cap	6,577,489	*
ProFund VP Small-Cap	386,055
ProFund VP UltraBull	12,975,169	*
ProFund VP UltraMid-Cap	537,442
ProFund VP UltraNasdaq-100	2,888,790	*
ProFund VP UltraShort Dow 30	970,194	*
ProFund VP UltraShort Nasdaq-100	9,972,447	*
ProFund VP UltraSmall-Cap	7,337,956
ProFund VP U.S. Government Plus	9,512,629	*

*  All or a portion are limited as a result of changes in the ProFund VP ownership during the year and in prior years.

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

As of December 31, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

Fund Name	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund Access VP High Yield	$14,697,000	$37,208	$—	$37,208
ProFund VP Asia 30	17,197,808	5,971,072	(5,639,647)	331,425
ProFund VP Banks	3,635,138	1,903,165	(722,215)	1,180,950
ProFund VP Bear	1,462,223	16,886	—	16,886
ProFund VP Biotechnology	30,760,063	10,849,046	(4,885,375)	5,963,671
ProFund VP Bull	23,255,680	38,762,826	(3,338,719)	35,424,107
ProFund VP Communication Services	8,904,938	4,447,756	(522,830)	3,924,926
ProFund VP Consumer Discretionary	14,710,464	12,650,655	(1,168,539)	11,482,116
ProFund VP Consumer Staples	5,866,769	4,686,685	(710,520)	3,976,165
ProFund VP Dow 30	385,000	—	(4,204)	(4,204)
ProFund VP Emerging Markets	13,914,843	8,856,344	(3,323,255)	5,533,089
ProFund VP Energy	16,169,872	25,176,713	(4,824,114)	20,352,599
ProFund VP Europe 30	12,076,040	4,203,520	(3,368,596)	834,924
ProFund VP Falling U.S. Dollar	430,695	—	—	—
ProFund VP Financials	14,239,985	25,833,371	(5,426,567)	20,406,804
ProFund VP Government Money Market	29,047,518	—	—	—
ProFund VP Health Care	6,941,036	26,714,626	(1,338,218)	25,376,408
ProFund VP Industrials	7,249,510	10,113,612	(812,953)	9,300,659
ProFund VP International	10,239,000	—	(82,187)	(82,187)
ProFund VP Internet	6,001,383	8,438,745	(796,493)	7,642,252
ProFund VP Japan	9,818,800	—	(2,714)	(2,714)
ProFund VP Large-Cap Growth	18,855,986	16,212,123	(617,150)	15,594,973
ProFund VP Large-Cap Value	14,763,356	4,160,337	(1,925,851)	2,234,486
ProFund VP Materials	7,369,688	6,570,437	(1,312,931)	5,257,506
ProFund VP Mid-Cap	10,091,766	—	(49,751)	(49,751)
ProFund VP Mid-Cap Growth	9,751,102	3,949,579	(615,826)	3,333,753
ProFund VP Mid-Cap Value	9,688,068	2,230,158	(1,452,837)	777,321

270 :: Notes to Financial Statements :: June 30, 2025 (unaudited)

Fund Name	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Nasdaq-100	$76,789,146	$86,065,719	$(2,678,496)	$83,387,223
ProFund VP Pharmaceuticals	7,624,624	3,012,181	(1,313,336)	1,698,845
ProFund VP Precious Metals	23,851,000	—	(366,422)	(366,422)
ProFund VP Real Estate	4,117,251	3,583,427	(483,644)	3,099,783
ProFund VP Rising Rates Opportunity	8,505,000	276,719	—	276,719
ProFund VP Semiconductor	18,815,359	33,110,916	(7,774,057)	25,336,859
ProFund VP Short Dow 30	5,000	63	—	63
ProFund VP Short Emerging Markets	446,000	6,144	—	6,144
ProFund VP Short International	517,000	4,141	—	4,141
ProFund VP Short Mid-Cap	59,000	340	—	340
ProFund VP Short Nasdaq-100	1,944,727	34,272	—	34,272
ProFund VP Short Small-Cap	2,238,803	13,682	—	13,682
ProFund VP Small-Cap	8,503,573	2,919,127	(768,510)	2,150,617
ProFund VP Small-Cap Growth	12,861,397	4,520,038	(989,596)	3,530,442
ProFund VP Small-Cap Value	18,501,628	2,844,698	(2,601,557)	243,141
ProFund VP Technology	28,074,577	33,003,585	(1,496,547)	31,507,038
ProFund VP UltraBull	23,712,575	10,655,951	(1,196,604)	9,459,347
ProFund VP UltraMid-Cap	7,666,411	3,362,090	(516,195)	2,845,895
ProFund VP UltraNasdaq-100	145,044,656	105,495,637	(10,210,342)	95,285,295
ProFund VP UltraShort Dow 30	2,000	58	—	58
ProFund VP UltraShort Nasdaq-100	381,000	16,947	—	16,947
ProFund VP UltraSmall-Cap	11,808,996	4,440,970	(1,364,353)	3,076,617
ProFund VP U.S. Government Plus	6,141,348	—	(206,261)	(206,261)
ProFund VP Utilities	16,003,864	19,199,869	(2,273,800)	16,926,069

8. Share Splits and Reverse Share Splits

Effective October 14, 2024, the ProFund VP Semiconductor underwent a 4-for-1 share split.

Effective March 13, 2023, the ProFund VP UltraShort Nasdaq-100 underwent a 1-for-5 reverse share split.

Effective December 14, 2020, the ProFund VP UltraNasdaq-100 underwent a 2-for-1 share split, the ProFund VP Short Small-Cap, the ProFund VP UltraBull, and the ProFund VP UltraShort Nasdaq-100 each underwent a 1-for-4 reverse share split and the ProFund VP UltraShort Dow 30 underwent a 1-for-5 reverse share split.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits.

9. Shareholder Concentration

As of June 30, 2025, the Advisor was deemed a significant shareholder of each of ProFund VP Dow 30, ProFund VP Short Dow 30, and ProFund VP UltraShort Dow 30 as the Advisor's ownership of total shares outstanding of each ProFund VP was 42%, 54%, and 97% respectively.

10. New Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update 2023-09 ("ASU 2023-09"), Improvements to Income Tax Disclosures, which enhances quantitative and qualitative income tax disclosure requirements for disclosure consistency through providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Fund Management is currently evaluating the amendment and its impact to the financial statements.

11. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds VP's financial statements.

Form N-CSR – Items 8-11 (unaudited)

272 :: Form N-CSR – Items 8-11 :: June 30, 2025 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/25

(b) The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract, if approved by the Board of Directors in the most recent half-year, is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	September 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	September 2, 2025

By (Signature and Title)*	/s/ Rebecca Colvin
Rebecca Colvin, Treasurer and Principal Financial Officer

Date	August 28, 2025

* Print the name and title of each signing officer under his or her signature.